UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Matthew A. Wolfe, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-4640

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

QUARTERLY N-Q

MARCH 31, 2018

Unaudited

	INSTITUTIONAL	INVESTOR
TARGET DATE FUNDS		
MyDestination 2015 Fund	GMTYX	GMTZX
MyDestination 2025 Fund	GMWYX	GMWZX
MyDestination 2035 Fund	GMHYX	GMHZX
MyDestination 2045 Fund	GMYYX	GMFZX
MyDestination 2055 Fund	GMGYX	GMGZX
ASSET ALLOCATION FUNDS		
Conservative Allocation Fund	GCAYX	GFIZX
Balanced Allocation Fund	GBAYX	GGIZX
Growth Allocation Fund	GGRYX	GCOZX
Aggressive Allocation Fund	GAGYX	GGBZX
SELECT FUNDS		
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Extended-Duration Bond Fund	GEDYX	GEDZX
Global Bond Fund	GGBEX	GGBFX
Strategic Alternatives Fund	GFSYX	GFSZX
Defensive Market Strategies Fund	GDMYX	GDMZX
Equity Index Fund	GEQYX	GEQZX
Global Real Estate Securities Fund (formerly, Real Estate Securities Fund)	GREYX	GREZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Index Fund	GIIYX	
International Equity Fund	GIEYX	GIEZX
Emerging Markets Equity Fund	GEMYX	GEMZX

GuideStone Funds

© 2018 GuideStone®
204342 04/18

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

INVESTMENT ABBREVIATIONS:

1M	—	1 Month
1Y	—	1 Year
3M	—	3 Month
5Y	—	5 Year
6M	—	6 Month
7D	—	7 Day
ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
ASX	—	Australian Securities Exchange
BBSW	—	Bank Bill Swap Rate
CDI	—	Crest Depository Interest
CDOR	—	Canadian Dollar Offered Rate
CDX	—	A series of indexes that track North American and emerging market credit derivative indexes.
CLO	—	Collateralized Loan Obligation
CMBX	—	A group of indexes made up of 25 tranches of commercial mortgage-backed securities (CMBS), each with different credit ratings.
CMT	—	Constant Maturity
COF	—	Cost of Funds
CONV	—	Convertible
CVA	—	Dutch Certificate
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
GDR	—	Global Depositary Receipt
HIBOR	—	Hong Kong Interbank Offered Rate
ICE LIBOR	—	Intercontinental Exchange London Interbank Offered Rate
IO	—	Interest Only (Principal amount shown is notional)
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MMY	—	Money Market Yield
MXN- TIIE-	—	The Equilibrium Interbank Interest Rate (“TIIE”) represents
Banxico		interbank credit transactions in local currency (MXN).
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SDR	—	Special Drawing Rights
SIBOR	—	Singapore Interbank Offered Rate
SPDR	—	Standard and Poor’s Depositary
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STIBOR	—	Stockholm Interbank Offered Rate
STRIP	—	Stripped Security
TBA	—	To be announced
WIBOR	—	Warsaw Interbank Offered Rate
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of March 31, 2018, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Low-Duration Bond	$240,200,147	25.91%
Medium-Duration Bond	185,781,495	12.26
Extended-Duration Bond	20,863,215	8.71
Global Bond	95,586,438	17.38
Defensive Market Strategies	72,507,854	7.20
International Equity Index	1,475,875	0.79
International Equity	16,442,686	1.02
Emerging Markets Equity	5,820,227	1.16
Strategic Alternatives	34,664,317	9.33

INVESTMENT FOOTNOTES:

p	—	Century bond maturing in 2115.
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
‡	—	Security represents underlying investment on open options contracts.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
^	—	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
†	—	Variable rate security. Rate shown reflects the rate in effect as of March 31, 2018. Maturity date for money market instruments is the date of the next interest rate reset.
g	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
Ω	—	Rate shown reflects the effective yield as of March 31, 2018.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
S	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
†††	—	Security is a Level 3 investment (see Note 1 in Notes to Schedules of Investments).
Y	—	Security is valued at fair value by the Valuation Committee (see Note 1 in Notes to Schedules of Investments). As of March 31, 2018, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Low-Duration Bond	$—	—%
Medium-Duration Bond	2,733,173	0.18
Global Bond	60,475	0.01
Small Cap Equity	—	—
International Equity	—	—
Emerging Markets Equity	4,064,141	0.81

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Reals (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(D)	—	Par is denominated in Danish Kroner (DKK).
(E)	—	Par is denominated in Euro (EUR).
(I)	—	Par is denominated in Indonesian Rupiahs (IDR).
(J)	—	Par is denominated in Japanese Yen (JPY).
(K)	—	Par is denominated in Norwegian Kroner (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(P)	—	Par is denominated in Polish Zloty (PLN).
(Q)	—	Par is denominated in Russian Rubles (RUB).
(S)	—	Par is denominated in South African Rand (ZAR).
(T)	—	Par is denominated in Turkish Lira (TRY).
(U)	—	Par is denominated in British Pounds (GBP).
(V)	—	Par is denominated in Dominican Pesos (DOP).
(X)	—	Par is denominated in Colombian Pesos (COP).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).
(ZA)	—	Par is denominated in Argentine Pesos (ARS).

COUNTERPARTYABBREVIATIONS:
ANZ	—	Counterparty to contract is Australia and New Zealand Banking Group.
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CME	—	Counterparty to contract is Chicago Mercantile Exchange.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HSBC	—	Counterparty to contract is HSBC Securities.
ICE	—	Counterparty to contract is Intercontinental Exchange.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
LCH	—	Counterparty to contract is LCH.Clearnet
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
NAB	—	Counterparty to contract is National Australia Bank.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SS	—	Counterparty to contract is State Street Global Markets.
UBS	—	Counterparty to contract is UBS AG.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

INDEX DEFINITIONS:

The Bloomberg Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).

The Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Bond Index is an issuer-constrained version of the flagship US Corporate High Yield Index, which measures the USD-denominated, high yield, fixed-rate corporate bond market. The index follows the same rules as the uncapped version, but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis.

The Bloomberg Barclays US Long Credit Index is a long maturity constrained version of the Bloomberg Barclays US Credit Index which measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government related bond markets. It is composed of the US Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.

The Bloomberg Barclays US Long Government Bond Index is a long maturity constrained version of the Bloomberg Barclays US Government Bond Index which is comprised of the US Treasury and US Agency Indexes. The index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures (securities issued by US government owned or government sponsored entities, and debt explicitly guaranteed by the US government).

The Bloomberg Barclays US Long Government/Credit Bond Index is a long maturity constrained version of the Bloomberg Barclays US Government/Credit Bond Index which is a broad-based benchmark that measures the non-securitized component of the USAggregate Index. It includes investment grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.

The Bloomberg Barclays US Intermediate Government/Credit Bond Index is an intermediate maturity constrained version of the Bloomberg Barclays US Government/Credit Bond Index which is a broad-based benchmark that measures the non-securitized component of the US Aggregate Index. It includes investment grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.

The Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L) measures the performance of the US Treasury Inflation Protected Securities (TIPS) market. Federal Reserve holdings of US TIPS are not index eligible and are excluded from the face amount outstanding of each bond in the index.

The FTSE 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market, consisting of the last three three-month Treasury bill issues.

The FTSE EPRA/NAREIT Developed Index is designed to track the performance of listed real estate companies and REITS worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products.

The ICE BofAML 0-3 Month U.S. Treasury Bill Index is a subset of ICE BofAML U.S. Treasury Bill Index including all securities with a remaining term to final maturity less than 3 months.

The ICE BofAML 1-3 Year U.S. Treasury Index is a subset of The ICE BofA Merrill Lynch U.S. Treasury Index including all securities with a remaining term to final maturity less than 3 years.

The ICE BofAML U.S. 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

The J.P. Morgan Emerging Markets Bond Index Plus is a traditional, market-capitalization weighted index comprised of U.S. dollar denominated Brady bonds, Eurobonds and traded loans issued by sovereign entities.

The MSCI ACWI ex USA Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (excluding U.S.) and emerging markets.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

The Russell 1000® Growth Index is a large-cap index consisting of those Russell 1000® Index securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings-ratios, lower dividend yields and higher forecasted growth values than the value universe.

The Russell 1000® Value Index is a large-cap index consisting of those Russell 1000® Index securities with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure that larger stocks do not distort the performance and characteristics of the actual small-cap opportunity set.

The Russell 3000® Index is composed of approximately 3,000 large U.S. companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

The S&P 500® Index is a market capitalization-weighted equity index composed of approximately 500 U.S. companies representing all major industries. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of its constituents.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS	March 31, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	9,849,056	$9,849,056
GuideStone Low-Duration Bond Fund (Institutional Class)¥	7,121,869	94,578,414
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	10,967,391	159,027,162
GuideStone Global Bond Fund (Institutional Class)¥	6,295,173	62,511,070
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	5,648,506	71,171,178
GuideStone Equity Index Fund (Institutional Class)¥	1,272,311	37,151,477
GuideStone Value Equity Fund (Institutional Class)¥	1,710,209	37,932,442
GuideStone Growth Equity Fund (Institutional Class)¥	1,494,286	39,090,525
GuideStone Small Cap Equity Fund (Institutional Class)¥	632,596	11,633,437
GuideStone International Equity Index Fund (Institutional Class)¥	1,967,582	20,994,104
GuideStone International Equity Fund (Institutional Class)¥	2,771,448	43,539,450

	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	1,667,756	$18,745,575
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	625,871	5,851,890
GuideStone Strategic Alternatives Fund (Institutional Class)¥	2,791,811	28,001,868

Total Mutual Funds (Cost $625,617,851)		640,077,648

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
1.42%, 06/07/18Ω‡‡ (Cost $498,682)	$500,000	498,481

TOTAL INVESTMENTS — 100.0% (Cost $626,116,533)		640,576,129
Liabilities in Excess of Other Assets — (0.0)%		(179,201)

NET ASSETS — 100.0%		$640,396,928

Futures Contracts outstanding at March 31, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	06/2018	10	$1,000,300	GSC	$(17,383)
MSCI Emerging Markets E-Mini	06/2018	8	475,120	GSC	(6,774)
10-Year U.S. Treasury Note	06/2018	38	4,603,344	GSC	46,915
S&P 500® E-Mini	06/2018	19	2,510,850	GSC	(96,255)

Total Futures Contracts outstanding at March 31, 2018			$8,589,614		$(73,497)

See Notes to Schedules of Investments.	5

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$640,077,648	$640,077,648	$—	$—
U.S. Treasury Obligation	498,481	—	498,481	—

Total Assets — Investments in Securities	$640,576,129	$640,077,648	$498,481	$—

Other Financial Instruments***
Futures Contracts	$46,915	$46,915	$—	$—

Total Assets — Other Financial Instruments	$46,915	$46,915	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(120,412)	$(120,412)	$—	$—

Total Liabilities — Other Financial Instruments	$(120,412)	$(120,412)	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2018.

6	See Notes to Schedules of Investments.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS	March 31, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Institutional Class)¥	19,673,739	$19,673,739
GuideStone Low-Duration Bond Fund (Institutional Class)¥	2,840,664	37,724,021
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	19,885,848	288,344,802
GuideStone Global Bond Fund (Institutional Class)¥	8,136,826	80,798,681
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	9,656,655	121,673,848
GuideStone Equity Index Fund (Institutional Class)¥	3,309,623	96,640,980
GuideStone Value Equity Fund (Institutional Class)¥	4,419,448	98,023,365
GuideStone Growth Equity Fund (Institutional Class)¥	3,770,761	98,643,121
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,615,036	29,700,515
GuideStone International Equity Index Fund (Institutional Class)¥	5,120,567	54,636,445
GuideStone International Equity Fund (Institutional Class)¥	7,091,087	111,400,972

	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	4,259,412	$47,875,794
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	1,479,782	13,835,958
GuideStone Strategic Alternatives Fund (Institutional Class)¥	2,736,239	27,444,479

Total Mutual Funds (Cost $1,087,782,711)		1,126,416,720

	Par
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill
1.42%, 06/07/18Ω‡‡ (Cost $598,419)	$600,000	598,178

TOTAL INVESTMENTS — 100.0% (Cost $1,088,381,130)		1,127,014,898
Liabilities in Excess of Other
Assets — (0.0)%		(88,209)

NET ASSETS — 100.0%		$1,126,926,689

Futures Contracts outstanding at March 31, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	06/2018	32	$3,200,960	GSC	$(56,008)
MSCI Emerging Markets E-Mini	06/2018	17	1,009,630	GSC	(13,197)
10-Year U.S. Treasury Note	06/2018	64	7,753,000	GSC	79,331
S&P 500® E-Mini	06/2018	48	6,343,200	GSC	(243,170)

Total Futures Contracts outstanding at March 31, 2018			$18,306,790		$(233,044)

See Notes to Schedules of Investments.	7

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,126,416,720	$1,126,416,720	$—	$—
U.S. Treasury Obligations	598,178	—	598,178	—

Total Assets — Investments in Securities	$1,127,014,898	$1,126,416,720	$598,178	$—

Other Financial Instruments***
Futures Contracts	$79,331	$79,331	$—	$—

Total Assets — Other Financial Instruments	$79,331	$79,331	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contract	$(312,375)	$(312,375)	$—	$—

Total Liabilities — Other Financial Instruments	$(312,375)	$(312,375)	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2018.

8	See Notes to Schedules of Investments.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS	March 31, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	15,050,410	$15,050,410
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	7,269,836	105,412,629
GuideStone Global Bond Fund (Institutional Class)¥	2,644,290	26,257,801
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	2,994,755	37,733,908
GuideStone Equity Index Fund (Institutional Class)¥	2,871,416	83,845,336
GuideStone Value Equity Fund (Institutional Class)¥	3,888,759	86,252,668
GuideStone Growth Equity Fund (Institutional Class)¥	3,289,751	86,059,886
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,416,397	26,047,537
GuideStone International Equity Index Fund (Institutional Class)¥	4,524,740	48,278,980
GuideStone International Equity Fund (Institutional Class)¥	6,224,059	97,779,969

	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	3,819,095	$42,926,624
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	1,141,326	10,671,396

Total Mutual Funds (Cost $634,967,040)		666,317,144

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
1.42%, 06/07/18Ω‡‡ (Cost $598,419)	$600,000	598,178

TOTAL INVESTMENTS — 100.0% (Cost $635,565,459)		666,915,322
Other Assets in Excess of Liabilities — 0.0%		192,442

NET ASSETS — 100.0%		$667,107,764

Futures Contracts outstanding at March 31, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	06/2018	30	$3,000,900	GSC	$(52,608)
MSCI Emerging Markets E-Mini	06/2018	13	772,070	GSC	(10,551)
10-Year U.S. Treasury Note	06/2018	27	3,270,797	GSC	34,556
S&P 500® E-Mini	06/2018	59	7,796,850	GSC	(298,896)

Total Futures Contracts outstanding at March 31, 2018			$14,840,617		$(327,499)

See Notes to Schedules of Investments.	9

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$666,317,144	$666,317,144	$—	$—
U.S. Treasury Obligation	598,178	—	598,178	—

Total Assets — Investments in Securities	$666,915,322	$666,317,144	$598,178	$—

Other Financial Instruments***
Futures Contracts	$34,556	$34,556	$—	$—

Total Assets — Other Financial Instruments	$34,556	$34,556	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(362,055)	$(362,055)	$—	$—

Total Liabilities — Other Financial Instruments	$(362,055)	$(362,055)	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2018.

10	See Notes to Schedules of Investments.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS	March 31, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	11,055,639	$11,055,639
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	2,670,235	38,718,407
GuideStone Global Bond Fund (Institutional Class)¥	960,728	9,540,030
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	1,968,697	24,805,583
GuideStone Equity Index Fund (Institutional Class)¥	2,535,761	74,044,216
GuideStone Value Equity Fund (Institutional Class)¥	3,421,863	75,896,929
GuideStone Growth Equity Fund (Institutional Class)¥	2,880,517	75,354,327
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,230,303	22,625,272
GuideStone International Equity Index Fund (Institutional Class)¥	3,989,017	42,562,808
GuideStone International Equity Fund (Institutional Class)¥	5,502,531	86,444,770
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	3,260,197	36,644,610

	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	981,939	$9,181,126

Total Mutual Funds (Cost $476,911,037)		506,873,717

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
1.42%, 06/07/18Ω‡‡ (Cost $498,682)	$500,000	498,481

TOTAL INVESTMENTS — 100.0% (Cost $477,409,719)		507,372,198
Other Assets in Excess of Liabilities — 0.0%		233,836

NET ASSETS — 100.0%		$507,606,034

Futures Contracts outstanding at March 31, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	06/2018	28	$2,800,840	GSC	$(46,375)
MSCI Emerging Markets E-Mini	06/2018	13	772,070	GSC	(10,848)
S&P 500® E-Mini	06/2018	49	6,475,350	GSC	(249,917)
10-Year U.S. Treasury Note	06/2018	9	1,090,266	GSC	11,519

Total Futures Contracts outstanding at March 31, 2018			$11,138,526		$(295,621)

See Notes to Schedules of Investments.	11

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$506,873,717	$506,873,717	$—	$—
U.S. Treasury Obligation	498,481	—	498,481	—

Total Assets — Investments in Securities	$507,372,198	$506,873,717	$498,481	$—

Other Financial Instruments***
Futures Contracts	$11,519	$11,519	$—	$—

Total Assets — Other Financial Instruments	$11,519	$11,519	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(307,140)	$(307,140)	$—	$—

Total Liabilities — Other Financial Instruments	$(307,140)	$(307,140)	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2018.

12	See Notes to Schedules of Investments.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS	March 31, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (Institutional Class)¥	2,834,010	$2,834,010
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	473,528	6,866,161
GuideStone Global Bond Fund (Institutional Class)¥	177,644	1,764,009
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	490,561	6,181,072
GuideStone Equity Index Fund (Institutional Class)¥	645,701	18,854,476
GuideStone Value Equity Fund (Institutional Class)¥	878,871	19,493,360
GuideStone Growth Equity Fund (Institutional Class)¥	738,283	19,313,481
GuideStone Small Cap Equity Fund (Institutional Class)¥	318,489	5,857,006
GuideStone International Equity Index Fund (Institutional Class)¥	1,026,380	10,951,471
GuideStone International Equity Fund (Institutional Class)¥	1,415,600	22,239,069

	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	836,507	$9,402,333
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	248,783	2,326,120

Total Mutual Funds (Cost $117,263,971)		126,082,568

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
1.74%, 08/02/18Ω‡‡ (Cost $149,115)	$150,000	149,088

TOTAL INVESTMENTS — 99.9% (Cost $117,413,086)		126,231,656
Other Assets in Excess of Liabilities — 0.1%		81,501

NET ASSETS — 100.0%		$126,313,157

Futures Contracts outstanding at March 31, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	06/2018	9	$900,270	GSC	$7,425
MSCI Emerging Markets E-Mini	06/2018	3	178,170	GSC	143
10-Year U.S. Treasury Note	06/2018	1	121,141	GSC	608
S&P 500® E-Mini	06/2018	12	1,585,800	GSC	(62,651)

Total Futures Contracts outstanding at March 31, 2018			$2,785,381		$(54,475)

See Notes to Schedules of Investments.	13

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$126,082,568	$126,082,568	$—	$—
U.S. Treasury Obligation	149,088	—	149,088	—

Total Assets — Investments in Securities	$126,231,656	$126,082,568	$149,088	$—

Other Financial Instruments***
Futures Contracts	$8,176	$8,176	$—	$—

Total Assets — Other Financial Instruments	$8,176	$8,176	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(62,651)	$(62,651)	$—	$—

Total Liabilities — Other Financial Instruments	$(62,651)	$(62,651)	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2018.

14	See Notes to Schedules of Investments.

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	7,598,164	$7,598,163
GuideStone Low-Duration Bond Fund (Institutional Class)¥	18,831,746	250,085,588
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	4,638,828	67,263,011
GuideStone Global Bond Fund (Institutional Class)¥	1,678,329	16,665,805
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	2,970,032	37,422,401
GuideStone Value Equity Fund (Institutional Class)¥	1,299,366	28,819,937
GuideStone Growth Equity Fund (Institutional Class)¥	1,163,866	30,446,733
GuideStone Small Cap Equity Fund (Institutional Class)¥	329,130	6,052,695
GuideStone International Equity Fund (Institutional Class)¥	2,127,455	33,422,316
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	863,676	9,707,716

	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	666,651	$6,233,183
GuideStone Strategic Alternatives Fund (Institutional Class)¥	2,544,867	25,525,016

Total Mutual Funds (Cost $516,028,365)		519,242,564

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
1.42%, 06/07/18Ω‡‡ (Cost $299,210)	$300,000	299,089

TOTAL INVESTMENTS — 100.0% (Cost $516,327,575)		519,541,653
Liabilities in Excess of Other Assets — (0.0)%		(6,282)

NET ASSETS — 100.0%		$519,535,371

Futures Contracts outstanding at March 31, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	06/2018	8	$800,240	GSC	$(14,217)
2-Year U.S. Treasury Note	06/2018	32	6,803,500	GSC	2,396
S&P 500® E-Mini	06/2018	7	925,050	GSC	(35,462)

Total Futures Contracts outstanding at March 31, 2018			$8,528,790		$(47,283)

See Notes to Schedules of Investments.	15

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$519,242,564	$519,242,564	$—	$—
U.S. Treasury Obligation	299,089	—	299,089	—

Total Assets — Investments in Securities	$519,541,653	$519,242,564	$299,089	$—

Other Financial Instruments***
Futures Contracts	$2,396	$2,396	$—	$—

Total Assets — Other Financial Instruments	$2,396	$2,396	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(49,679)	$(49,679)	$—	$—

Total Liabilities — Other Financial Instruments	$(49,679)	$(49,679)	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2018.

16	See Notes to Schedules of Investments.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	34,281,433	$34,281,433
GuideStone Low-Duration Bond Fund (Institutional Class)¥	7,613,119	101,102,223
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	25,795,440	374,033,885
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	4,023,407	69,564,699
GuideStone Global Bond Fund (Institutional Class)¥	13,668,887	135,732,047
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	12,896,495	162,495,843
GuideStone Value Equity Fund (Institutional Class)¥	7,567,984	167,857,886
GuideStone Growth Equity Fund (Institutional Class)¥	6,375,187	166,774,891
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,905,512	35,042,368
GuideStone International Equity Fund (Institutional Class)¥	12,232,494	192,172,478
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	4,959,975	55,750,113

	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	3,576,777	$33,442,861
GuideStone Strategic Alternatives Fund (Institutional Class)¥	6,223,513	62,421,836

Total Mutual Funds (Cost $1,582,937,222)		1,590,672,563

MONEY MARKET FUNDS — 0.0%
Northern Institutional U.S. Government Portfolio (Cost $6,218)	6,218	6,218

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
1.42%, 06/07/18Ω‡‡ (Cost $997,365)	$1,000,000	996,963

TOTAL INVESTMENTS — 100.0% (Cost $1,583,940,805)		1,591,675,744
Liabilities in Excess of Other Assets — (0.0)%		(243,653)

NET ASSETS — 100.0%		$1,591,432,091

Futures Contracts outstanding at March 31, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	06/2018	59	$5,901,770	—	$(99,782)
MSCI Emerging Markets E-Mini	06/2018	24	1,425,360	—	(24,323)
10-Year U.S. Treasury Note	06/2018	48	5,814,750	—	56,618
Long U.S. Treasury Bond	06/2018	22	3,225,750	—	89,082
5-Year U.S. Treasury Note	06/2018	49	5,608,586	—	24,263
S&P 500® E-Mini	06/2018	78	10,307,700	—	(438,462)

			$32,283,916		$(392,604)

Total Futures Contracts outstanding at March 31, 2018

See Notes to Schedules of Investments.	17

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$6,218	$6,218	$—	$—
Mutual Funds	1,590,672,563	1,590,672,563	—	—
U.S. Treasury Obligation	996,963	—	996,963	—

Total Assets — Investments in Securities	$1,591,675,744	$1,590,678,781	$996,963	$—

Other Financial Instruments***
Future Contracts	$169,963	$169,963	$—	$—

Total Assets — Other Financial Instruments	$169,963	$169,963	$—	$—

Liabilities:

Other Financial Instruments***
Future Contracts	$(562,567)	$(562,567)	$—	$—

Total Liabilities — Other Financial Instruments	$(562,567)	$(562,567)	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2018.

18	See Notes to Schedules of Investments.

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	26,139,711	$26,139,711
GuideStone Low-Duration Bond Fund (Institutional Class)¥	2,653,336	35,236,302
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	8,956,512	129,869,426
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	1,423,621	24,614,407
GuideStone Global Bond Fund (Institutional Class)¥	4,718,245	46,852,177
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	4,492,337	56,603,446
GuideStone Value Equity Fund (Institutional Class)¥	10,397,292	230,611,939
GuideStone Growth Equity Fund (Institutional Class)¥	8,772,802	229,496,498
GuideStone Small Cap Equity Fund (Institutional Class)¥	2,570,196	47,265,907
GuideStone International Equity Fund (Institutional Class)¥	16,830,081	264,400,576
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	6,691,287	75,210,065

	Shares	Value
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	4,074,190	$38,093,681
GuideStone Strategic Alternatives Fund (Institutional Class)¥	2,996,918	30,059,083

Total Mutual Funds (Cost $1,221,788,919)		1,234,453,218

MONEY MARKET FUNDS — 0.0%
Northern Institutional U.S. Government Portfolio (Cost $2,460)	2,460	2,460

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
1.42%, 06/07/18Ω‡‡ (Cost $997,364)	$1,000,000	996,963

TOTAL INVESTMENTS — 100.0% (Cost $1,222,788,743)		1,235,452,641
Liabilities in Excess of Other Assets — (0.0)%		(492,125)

NET ASSETS — 100.0%		$1,234,960,516

Futures Contracts outstanding at March 31, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	06/2018	62	$6,201,860	GSC	$(102,224)
MSCI Emerging Markets E-Mini	06/2018	34	2,019,260	GSC	(28,322)
10-Year U.S. Treasury Note	06/2018	18	2,180,531	GSC	19,598
Long U.S. Treasury Bond	06/2018	8	1,173,000	GSC	30,312
5-Year U.S. Treasury Note	06/2018	16	1,831,375	GSC	7,426
S&P 500® E-Mini	06/2018	94	12,422,100	GSC	(483,741)

			$25,828,126		$(556,951)

Total Futures Contracts outstanding at March 31, 2018

See Notes to Schedules of Investments.	19

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$2,460	$2,460	$—	$—
Mutual Funds	1,234,453,218	1,234,453,218	—	—
U.S. Treasury Obligation	996,963	—	996,963	—

Total Assets — Investments in Securities	$1,235,452,641	$1,234,455,678	$996,963	$—

Other Financial Instruments***
Futures Contracts	$57,336	$57,336	$—	$—

Total Assets — Other Financial Instruments	$57,336	$57,336	$—	$—

Liabilities:

Other Financial Instruments***
Futures Contracts	$(614,287)	$(614,287)	$—	$—

Total Liabilities — Other Financial Instruments	$(614,287)	$(614,287)	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2018.

20	See Notes to Schedules of Investments.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2018 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	23,490,242	$23,490,242
GuideStone Value Equity Fund (Institutional Class)¥	12,661,030	280,821,639
GuideStone Growth Equity Fund (Institutional Class)¥	10,754,684	281,342,540
GuideStone Small Cap Equity Fund (Institutional Class)¥	3,121,617	57,406,534
GuideStone International Equity Fund (Institutional Class)¥	20,440,943	321,127,221
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	8,201,446	92,184,257

Total Mutual Funds (Cost $1,030,496,493)		1,056,372,433

MONEY MARKET FUNDS — 0.0%
Northern Institutional U.S. Government Portfolio (Cost $99,323)	99,323	99,323

	Par	Value
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
1.42%, 06/07/18Ω‡‡ (Cost $997,365)	$1,000,000	$996,963

TOTAL INVESTMENTS — 100.0% (Cost $1,031,593,181)		1,057,468,719
Other Assets in Excess of Liabilities — 0.0%		144,922

NET ASSETS — 100.0%		$1,057,613,641

Futures Contracts outstanding at March 31, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	06/2018	77	$7,702,310	GSC	$(129,983)
MSCI Emerging Markets E-Mini	06/2018	35	2,078,650	GSC	(33,166)
S&P 500® E-Mini	06/2018	110	14,536,500	GSC	(596,664)

Total Futures Contracts outstanding at March 31, 2018			$24,317,460		$(759,813)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$99,323	$99,323	$—	$—
Mutual Funds	1,056,372,433	1,056,372,433	—	—
U.S. Treasury Obligation	996,963	—	996,963	—

Total Assets — Investments in Securities	$1,057,468,719	$1,056,471,756	$996,963	$—

Liabilities:

Other Financial Instruments***
Futures Contracts	$(759,813)	$(759,813)	$—	$—

Total Liabilities — Other Financial Instruments	$(759,813)	$(759,813)	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2018.

See Notes to Schedules of Investments.	21

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS	March 31, 2018 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 36.0%
Federal Farm Credit Bank
0.75%, 04/18/18	$15,149,000	$15,145,748
(Floating, ICE LIBOR USD 1M - 0.08%), 1.81%, 04/30/18†	5,720,000	5,715,330
Federal Farm Credit Bank Discount Notes
1.54%, 08/10/18	1,065,000	1,059,109
2.16%, 02/08/19	1,285,000	1,261,203
Federal Home Loan Bank
(Floating, ICE LIBOR USD 1M - 0.10%), 1.79%, 04/02/18†	13,000,000	13,000,000
(Floating, ICE LIBOR USD 1M - 0.12%), 1.77%, 04/03/18†	10,000,000	10,000,000
(Floating, ICE LIBOR USD 1M - 0.14%), 1.55%, 04/05/18†	21,360,000	21,360,000
(Floating, ICE LIBOR USD 1M - 0.07%), 1.67%, 04/11/18†	2,825,000	2,825,863
(Floating, ICE LIBOR USD 1M - 0.06%), 1.68%, 04/11/18†	10,000,000	10,000,000
(Floating, ICE LIBOR USD 1M - 0.14%), 1.61%, 04/13/18†	25,625,000	25,625,000
(Floating, ICE LIBOR USD 1M - 0.13%), 1.66%, 04/16/18†	20,400,000	20,400,000
(Floating, ICE LIBOR USD 1M - 0.15%), 1.66%, 04/17/18†	25,390,000	25,390,000
(Floating, ICE LIBOR USD 1M - 0.15%), 1.71%, 04/22/18†	9,940,000	9,940,000
(Floating, ICE LIBOR USD 1M - 0.09%), 1.78%, 04/25/18†	7,080,000	7,080,000
(Floating, ICE LIBOR USD 3M - 0.35%), 1.45%, 05/09/18†	6,000,000	6,000,000
(Floating, ICE LIBOR USD 3M - 0.16%), 1.91%, 06/12/18†	3,695,000	3,693,849
(Floating, ICE LIBOR USD 3M - 0.14%), 2.04%, 06/19/18†	4,765,000	4,765,000
(Floating, ICE LIBOR USD 3M - 0.16%), 2.04%, 06/20/18†	21,140,000	21,140,000
(Floating, ICE LIBOR USD 1M - 0.15%), 1.63%, 04/15/18†	4,970,000	4,970,000
(Floating, ICE LIBOR USD 1M - 0.07%), 1.77%, 04/19/18†	18,000,000	18,000,000
(Floating, ICE LIBOR USD 1M - 0.15%), 1.73%, 04/27/18†	8,060,000	8,060,000
(Floating, ICE LIBOR USD 1M - 0.08%), 1.80%, 04/27/18†	7,925,000	7,925,000
(Floating, ICE LIBOR USD 1M - 0.06%), 1.82%, 04/27/18†	5,980,000	5,980,000
(Floating, ICE LIBOR USD 1M - 0.13%), 1.75%, 04/30/18†	5,525,000	5,525,000
Federal Home Loan Bank Discount Notes
1.38%, 04/03/18	15,345,000	15,343,841
1.41%, 04/06/18	8,140,000	8,138,406

	Par	Value
1.59%, 04/20/18	$30,625,000	$30,599,155
1.49%, 05/01/18	3,350,000	3,345,896
1.55%, 05/07/18	2,090,000	2,086,802
1.72%, 05/09/18	1,960,000	1,956,423
1.48%, 06/06/18	5,500,000	5,485,188
1.74%, 08/10/18	20,500,000	20,371,022
1.93%, 08/29/18	2,420,000	2,400,640
1.71%, 06/13/18	4,735,000	4,718,581
Federal Home Loan Mortgage Corporation
(Floating, ICE LIBOR USD 1M -0.10%), 1.80%, 05/08/18†	10,510,000	10,502,958
1.33%, 06/27/18	4,000,000	3,999,954
0.88%, 10/12/18	8,370,000	8,336,924
Federal National Mortgage Association
1.00%, 04/30/18	10,500,000	10,495,099
0.88%, 05/21/18	17,968,000	17,956,228

Total Agency Obligations (Cost $400,598,219)		400,598,219

U.S. TREASURY OBLIGATIONS — 36.7%
U.S. Treasury Bills
1.29%, 04/05/18Ω	38,070,000	38,064,533
1.63%, 04/19/18Ω	60,000,000	59,948,400
1.26%, 05/03/18Ω	15,000,000	14,983,200
1.54%, 05/17/18Ω	46,495,000	46,401,726
1.43%, 05/31/18Ω	14,050,000	14,016,397
1.45%, 06/07/18Ω	18,095,000	18,046,169
1.45%, 06/14/18Ω	2,700,000	2,691,925
1.50%, 06/21/18Ω	895,000	892,010
1.53%, 06/28/18Ω	16,000,000	15,940,160
1.60%, 07/19/18Ω	23,240,000	23,127,415
1.62%, 08/02/18Ω	20,560,000	20,445,849
1.65%, 08/09/18Ω	2,440,000	2,425,462
1.83%, 08/23/18Ω	4,795,000	4,760,092
1.95%, 09/20/18Ω	85,000,000	84,208,083
1.89%, 09/27/18Ω	25,000,000	24,764,441

		370,715,862

U.S. Treasury Floating Rate Notes
(Floating, U.S. Treasury 3M Bill MMY + 0.17%), 1.92%, 04/01/18†	6,000,000	6,002,186

U.S. Treasury Notes
2.38%, 06/30/18	16,000,000	16,034,800
1.38%, 07/31/18	16,235,000	16,217,763

		32,252,563

Total U.S. Treasury Obligations (Cost $408,970,611)		408,970,611

22	See Notes to Schedules of Investments.

	Shares	Value
MONEY MARKET FUNDS — 0.0%
Northern Institutional Funds - U.S. Government Select Portfolio (Cost $11,702)	11,702	$11,702

	Par
REPURCHASE AGREEMENTS — 30.2%
Bank of Montreal
1.80% (dated 03/29/18, due 04/02/18, repurchase price $20,004,000, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association, 2.500% to 4.500%, due 09/01/25 to 06/20/46, total market value $20,502,650)	$20,000,000	20,000,000
Bank of Nova Scotia
1.77% (dated 03/29/18, due 04/02/18, repurchase price $22,004,327, collateralized by U.S. Treasury Bill and U.S. Treasury Bonds, 0.000% to 6.125%, due 05/10/18 to 08/15/29, total market value $22,441,176)	22,000,000	22,000,000
Citigroup Global Markets, Inc.
1.81% (dated 03/29/18, due 04/02/18, repurchase price $10,002,011, collateralized by U.S. Treasury Bond, 0.375%, due 07/15/23, total market value $10,200,052)	10,000,000	10,000,000
Goldman Sachs & Co.
1.80% (dated 03/29/18, due 04/02/18, repurchase price $40,008,000, collateralized by Government National Mortgage Association, 2.500% to 6.000%, due 10/15/20 to 03/15/53, total market value $40,800,000)	40,000,000	40,000,000
1.85% (dated 03/28/18, due 04/04/18, repurchase price $21,507,734, collateralized by Government National Mortgage Association, 3.170% to 6.000%, due 10/20/29 to 03/15/53, total market value $21,930,000)	21,500,000	21,500,000

	Par	Value
HSBC Securities USA, Inc.
1.79% (dated 03/29/18, due 04/02/18, repurchase price $60,011,933, collateralized by U.S. Treasury Bill, 0.000%, due 03/28/19, total market value $61,230,000)	$60,000,000	$60,000,000
1.76% (dated 03/27/18, due 04/03/18, repurchase price $7,002,396, collateralized by U.S. Treasury Bond, 0.125%, due 04/15/19, total market value $7,141,789)	7,000,000	7,000,000
1.78% (dated 03/29/18, due 04/05/18, repurchase price $11,003,807, collateralized by U.S. Treasury Bond, 0.125%, due 04/15/19, total market value $11,217,525)	11,000,000	11,000,000
Mitsubishi UFJ Securities USA, Inc.
1.80% (dated 03/29/18, due 04/02/18, repurchase price $20,004,000, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association, 2.328% to 4.500%, due 08/01/19 to 03/01/48, total market value $20,562,571)	20,000,000	20,000,000
Mizuho Securities USA, Inc.
1.81% (dated 03/29/18, due 04/02/18, repurchase price $65,013,072, collateralized by Federal Farm Credit Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association, 1.375% to 5.000%, due 04/27/20 to 04/01/48, total market value $66,393,192)	65,000,000	65,000,000
Natixis S.A.
1.80% (dated 03/29/18, due 04/02/18, repurchase price $21,004,200, collateralized by U.S. Treasury Bond, 2.000%, due 08/15/25, total market value $21,420,062)	21,000,000	21,000,000

See Notes to Schedules of Investments.	23

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
1.81% (dated 03/29/18, due 04/02/18, repurchase price $4,000,804, collateralized by Federal National Mortgage Association, 2.492% to 2.980%, due 12/01/27 to 08/01/43, total market value $4,120,000)	$4,000,000	$4,000,000
RBC Capital Markets LLC
1.81% (dated 03/29/18, due 04/02/18, repurchase price $25,005,028, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, 2.497% to 4.500%, due 08/01/21 to 03/01/48, total market value $25,750,001)	25,000,000	25,000,000

	Par	Value
TD Securities USA LLC
1.81% (dated 03/29/18, due 04/02/18, repurchase price $10,002,011, collateralized by Federal Home Loan Mortgage Corporation, 4.000%, due 10/01/45, total market value $10,300,001)	$10,000,000	$10,000,000

Total Repurchase Agreements (Cost $336,500,000)		336,500,000

TOTAL INVESTMENTS — 102.9% (Cost $1,146,080,532)		1,146,080,532
Liabilities in Excess of Other Assets — (2.9)%		(32,504,054)

NET ASSETS — 100.0%		$1,113,576,478

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$400,598,219	$—	$400,598,219	$—
Money Market Funds	11,702	11,702	—	—
Repurchase Agreements	336,500,000	—	336,500,000	—
U.S. Treasury Obligations	408,970,611	—	408,970,611	—

Total Assets — Investments in Securities	$1,146,080,532	$11,702	$1,146,068,830	$—

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2018.

24	See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2018 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.3%
Federal Home Loan Bank
2.13%, 02/11/20	$2,825,000	$2,813,809
2.38%, 03/30/20	2,720,000	2,721,148
1.38%, 09/28/20	2,230,000	2,176,116
Federal National Mortgage Association
1.00%, 08/28/19	2,970,000	2,921,124
1.50%, 02/28/20	1,700,000	1,674,652

Total Agency Obligations (Cost $12,430,944)		12,306,849

ASSET-BACKED SECURITIES — 16.5%
Adams Mill CLO, Ltd., Series 2014-1A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.10%), 2.82%, 07/15/26 144A†	800,000	802,254
Ally Auto Receivables Trust, Series 2018-1, Class A2
2.14%, 09/15/20	3,000,000	2,990,181
ALM XII, Ltd., Series 2015-12A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.05%), 2.77%, 04/16/27 144A†	440,000	440,445
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class C
2.15%, 03/09/20	391,298	391,037
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A3
1.60%, 11/09/20	546,192	544,126
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C
2.87%, 11/08/21	230,000	230,513
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A3
1.46%, 05/10/21	1,280,000	1,272,796
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3
1.87%, 08/18/21	210,000	208,294
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A3
1.98%, 12/20/21	1,360,000	1,345,757
AMMC CLO XIII, Ltd., Series 2013-13A, Class A1LR
(Floating, ICE LIBOR USD 3M + 1.26%), 3.00%, 07/24/29 144A†	2,000,000	2,011,845
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2016-FL1A, Class A
(Floating, ICE LIBOR USD 1M + 1.70%), 3.48%, 09/15/26 144A†	490,000	491,382
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 3.08%, 04/15/27 144A†	1,610,000	1,624,070

	Par	Value
Atlas Senior Loan Fund IV Ltd, Series 2013-2A, Class A1LR
(Floating, ICE LIBOR USD 3M + 0.98%), 2.82%, 02/17/26 144A†	$685,000	$685,375
Atrium X, Series 10A, Class AR
(Floating, ICE LIBOR USD 3M + 0.95%), 2.67%, 07/16/25 144A†	2,685,921	2,686,537
Babson CLO, Ltd., Series 2013-IA, Class AR
(Floating, ICE LIBOR USD 3M + 0.80%, 0.80% Floor), 2.54%, 01/20/28 144A†	1,200,000	1,200,174
Babson CLO, Ltd., Series 2014-3A, Class AR
(Floating, ICE LIBOR USD 3M + 1.32%), 3.04%, 01/15/26 144A†	1,000,000	1,000,665
Bayview Koitere Fund Trust, Series 2018-RN4, Class A1 (Step to 4.62% on 04/28/20),
3.62%, 03/28/33 144A STEP	400,000	400,000
Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN8, Class A1 (Step to 4.35% on 12/28/19),
3.35%, 11/28/32 144A STEP	236,921	236,801
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE7, Class 1A1
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 2.87%, 10/25/37†	440,229	443,268
Bear Stearns Asset Backed Securities Trust, Series 2004-SD1, Class A2
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 11.00% Cap), 2.32%, 12/25/42†	48,262	47,944
BlueMountain CLO, Ltd., Series 2013-3A, Class AR
(Floating, ICE LIBOR USD 3M + 0.89%), 2.65%, 10/29/25 144A†	966,573	966,842
BlueMountain CLO, Ltd., Series 2013-4A, Class AR
(Floating, ICE LIBOR USD 3M + 1.01%), 2.73%, 04/15/25 144A†	990,000	990,781
BMWVehicle Owner Trust, Series 2016-A, Class A3
1.16%, 11/25/20	1,530,000	1,515,446
BSPRT Issuer Ltd., Series 2018-FL3, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 2.74%, 03/15/28 144A†	950,000	949,943
BSPRT Issuer, Ltd., Series 2017-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.35%), 3.13%, 06/15/27 144A†	550,000	552,482

See Notes to Schedules of Investments.	25

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Capital Auto Receivables Asset Trust, Series 2016-2, Class B
2.11%, 03/22/21	$170,000	$168,453
Capital Auto Receivables Asset Trust, Series 2017-1, Class A3
2.02%, 08/20/21 144A	650,000	643,012
Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2
2.08%, 03/15/23	90,000	88,865
Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4
1.33%, 06/15/22	2,320,000	2,280,522
Carlyle Global Market Strategies CLO, Ltd., Series 2014-1A, AR
(Floating, ICE LIBOR USD 3M + 1.30%), 3.03%, 04/17/25 144A†	475,000	474,992
Cent CLO 18, Ltd., Series 2013-18A, Class A
(Floating, ICE LIBOR USD 3M + 1.12%), 2.86%, 07/23/25 144A†	1,303,459	1,304,539
Chesapeake Funding II LLC, Series 2016-1A, Class A1
2.11%, 03/15/28 144A	996,831	993,729
Chesapeake Funding II LLC, Series 2016-2A, Class A1
1.88%, 06/15/28 144A	1,241,703	1,234,962
Chesapeake Funding II LLC, Series 2017-3A, Class A1
1.91%, 08/15/29 144A	3,450,000	3,424,158
Chesapeake Funding II LLC, Series 2017-4A, Class A1
2.12%, 11/15/29 144A	1,720,000	1,699,495
CIFC Funding 2015-II, Ltd., Series 2015-2A, Class AR
(Floating, ICE LIBOR USD 3M + 0.78%, 0.78% Floor), 2.50%, 04/15/27 144A†	1,000,000	999,984
CIFC Funding 2015-V, Ltd., Series 2015-5A, Class A1
(Floating, ICE LIBOR USD 3M + 1.55%), 3.30%, 10/25/27 144A†	1,110,000	1,111,464
Citibank Credit Card Issuance Trust, Series 2017-A9, Class A9
1.80%, 09/20/21	4,770,000	4,713,845
CNH Equipment Trust, Series 2016-B, Class A3
1.63%, 08/15/21	1,020,000	1,010,446
CNH Equipment Trust, Series 2016-C, Class A3
1.44%, 12/15/21	1,140,000	1,123,483
CNH Equipment Trust, Series 2017-B, Class A3
1.86%, 09/15/22	1,110,000	1,091,693
Colony Starwood Homes Trust, Series 2016-2A, Class A
(Floating, LIBOR USD 1M + 1.25%, 1.25% Floor), 3.03%, 12/17/33 144A†	1,059,076	1,068,279

	Par	Value
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A
2.42%, 11/15/23 144A	$2,080,000	$2,075,315
Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A
2.56%, 10/15/25 144A	1,020,000	1,014,908
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A
3.01%, 02/16/27 144A	1,130,000	1,123,466
CSAB Mortgage-Backed Trust, Series 2006-2, Class A6A (Step to 6.22% on 10/25/19),
5.72%, 09/25/36 STEP	360,170	215,795
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor), 2.41%, 12/25/34†	1,186,728	1,155,786
Dell Equipment Finance Trust, Series 2017-2, Class A3
2.19%, 10/24/22 144A	560,000	554,594
Drive Auto Receivables Trust, Series 2017-2, Class B
2.25%, 06/15/21	420,000	418,990
Drug Royalty II LP 2, Series 2014-1, Class A1
(Floating, ICE LIBOR USD 3M + 2.85%, 2.85% Floor), 4.57%, 07/15/23 144A†	98,652	99,431
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class A
(Floating, ICE LIBOR USD 3M + 1.10%), 2.82%, 07/15/25 144A†	328,010	328,010
Enterprise Fleet Financing LLC, Series 2016-2, Class A2
1.74%, 02/22/22 144A	938,338	933,835
Enterprise Fleet Financing LLC, Series 2016-2, Class A3
2.04%, 02/22/22 144A	730,000	722,098
Enterprise Fleet Financing LLC, Series 2017-1, Class A2
2.13%, 07/20/22 144A	329,400	327,676
Enterprise Fleet Financing LLC, Series 2017-1, Class A3
2.60%, 07/20/22 144A	250,000	248,980
Enterprise Fleet Financing LLC, Series 2017-3, Class A2
2.13%, 05/22/23 144A	1,040,000	1,029,842
FHLMC Structured Pass-Through Certificates, Series T-32
(Floating, LIBOR USD 1M + 0.26%, 0.13% Floor), 2.13%, 08/25/31†	361,591	359,869
Flatiron CLO, Ltd., Series 2015-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.89%), 2.61%, 04/15/27 144A†	1,765,000	1,767,744

26	See Notes to Schedules of Investments.

	Par	Value
Ford Credit Floorplan Master Owner Trust, Series 2016-1, Class A2
(Floating, LIBOR USD 1M + 0.90%), 2.68%, 02/15/21†	$625,000	$629,093
Ford Credit Floorplan Master Owner Trust, Series 2017-2, Class A1
2.16%, 09/15/22	1,600,000	1,578,004
GM Financial Automobile Leasing Trust, Series 2016-1, Class C
3.24%, 03/20/20	800,000	802,784
GoldenTree Loan Opportunities VII, Ltd., Series 2013-7A, Class A
(Floating, ICE LIBOR USD 3M + 1.15%), 2.90%, 04/25/25 144A†	266,437	266,543
Greystone Commercial Real Estate Notes, Ltd., Series 2017-FL1A, Class A
(Floating, ICE LIBOR USD 1M + 1.55%), 3.33%, 03/15/27 144A†	900,000	901,357
GT Loan Financing I, Ltd., Series 2013-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.27%), 3.03%, 10/28/24 144A†	544,303	544,580
Honda Auto Receivables Owner Trust, Series 2017-3, Class A3
1.79%, 09/20/21	1,500,000	1,478,192
Hyundai Auto Receivables Trust, Series 2016-A, Class A3
1.56%, 09/15/20	940,000	934,799
Hyundai Auto Receivables Trust, Series 2016-B, Class D
2.68%, 09/15/23	680,000	663,188
Invitation Homes Trust, Series 2018-SFR1, Class A
(Floating, LIBOR USD 1M + 0.70%), 2.51%, 03/17/37 144A†	1,244,019	1,250,245
John Deere Owner Trust, Series 2017-B, Class A3
1.82%, 10/15/21	575,000	566,496
JP Morgan Mortgage Acquisition Corporation, Series 2006-FRE2, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 2.05%, 02/25/36†	54,979	55,079
Kubota Credit Owner Trust, Series 2017-1A, Class A3
1.88%, 08/16/21 144A	1,730,000	1,697,650
LA Arena Funding LLC, Series 1, Class A
7.66%, 12/15/26 144A	131,894	139,452
LCM XVII LP, Series 17A, Class AR
(Floating, ICE LIBOR USD 3M + 1.35%, 1.35% Floor), 3.07%, 10/15/26 144A†	1,250,000	1,250,901

	Par	Value
Madison Park Funding XIV, Ltd., Series 2014-14A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.12%), 2.86%, 07/20/26 144A†	$250,000	$250,275
Madison Park Funding XIV, Ltd., Series 2014-14A, Class BR
(Floating, ICE LIBOR USD 3M + 1.55%), 3.29%, 07/20/26 144A†	1,370,000	1,372,055
Magnetite VII, Ltd., Series 2012-7A, Class A1R2
(Floating, ICE LIBOR USD 3M + 0.80%), 2.62%, 01/15/28 144A†	2,890,000	2,891,111
Mercedes-Benz Master Owner Trust, Series 2016-BA, Class A
(Floating, LIBOR USD 1M + 0.70%, 0.75% Floor), 2.48%, 05/17/21 144A†	1,354,000	1,362,173
Mercedes-Benz Master Owner Trust, Series 2017-BA, Class A
(Floating, LIBOR USD 1M + 0.42%), 2.20%, 05/16/22 144A†	1,750,000	1,756,393
Mill City Mortgage Loan Trust, Series 2016-1, Class A1
2.50%, 04/25/57 144A	1,172,676	1,159,558
MMAF Equipment Finance LLC, Series 2017-AA, Class A3
2.04%, 02/16/22 144A	2,210,000	2,182,101
Mountain Hawk II CLO, Ltd., Series 2013-2A, Class A1
(Floating, ICE LIBOR USD 3M + 1.16%), 2.90%, 07/22/24 144A†	268,881	269,034
MVW Owner Trust, Series 2017-1A, Class A
2.42%, 12/20/34 144A	900,780	880,796
Navient Private Education Loan Trust, Series 2014-CTA, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 2.48%, 09/16/24 144A†	62,091	62,259
Navient Student Loan Trust, Series 2016-5A, Class A
(Floating, ICE LIBOR USD 1M + 1.25%), 3.12%, 06/25/65 144A†	650,803	667,763
Navient Student Loan Trust, Series 2016-6A, Class A2
(Floating, ICE LIBOR USD 1M + 0.75%), 2.62%, 03/25/66 144A†	1,500,000	1,514,230
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 2.92%, 12/27/66 144A†	1,317,906	1,337,308

See Notes to Schedules of Investments.	27

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Navient Student Loan Trust, Series 2017-5A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 2.67%, 07/26/66 144A†	$1,416,512	$1,427,686
Nelnet Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 2.42%, 09/25/65 144A†	1,465,065	1,481,814
Neuberger Berman CLO, Ltd., Series 2017-16SA, Class A
(Floating, ICE LIBOR USD 3M + 0.85%), 2.57%, 01/15/28 144A†	1,145,000	1,145,174
Nissan Auto Receivables Owner Trust, Series 2016-A, Class A4
1.59%, 07/15/22	2,860,000	2,806,477
Nissan Master Owner Receivables Trust, Series 2016-A, Class A2
1.54%, 06/15/21	1,440,000	1,421,293
Nissan Master Owner Receivables Trust, Series 2017-B, Class A
(Floating, LIBOR USD 1M + 0.43%), 2.21%, 04/18/22†	1,650,000	1,657,834
Nissan Master Owner Receivables Trust, Series 2017-C, Class A
(Floating, LIBOR USD 1M + 0.32%), 2.10%, 10/17/22†	1,471,000	1,473,133
OCP CLO, Ltd., Series 2014-7A, Class A1AR
(Floating, ICE LIBOR USD 3M + 0.95%), 2.69%, 10/20/26 144A†	570,000	570,294
Octagon Investment Partners 25, Ltd., Series 2015-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.80%, 0.80% Floor), 2.70%, 10/20/26 144A†	1,760,000	1,761,577
OneMain Financial Issuance Trust, Series 2015-2A, Class A
2.57%, 07/18/25 144A	351,599	351,563
OZLM Funding II, Ltd., Series 2012-2A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.44%, 1.44% Floor), 3.21%, 10/30/27 144A†	950,000	950,462
Palmer Square CLO, Ltd., Series 2013-2A, Class A1AR
(Floating, ICE LIBOR USD 3M + 1.22%), 2.95%, 10/17/27 144A†	1,405,000	1,408,680
Palmer Square Loan Funding, Ltd., Series 2017-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.74%), 2.46%, 10/15/25 144A†	856,316	856,438
PFS Financing Corporation, Series 2016-BA, Class A
1.87%, 10/15/21 144A	290,000	286,022

	Par	Value
PFS Financing Corporation, Series 2018-B, Class A
2.89%, 02/15/23 144A	$2,330,000	$2,319,665
Regatta V Funding, Ltd., Series 2014-1A, Class A1AR
(Floating, ICE LIBOR USD 3M + 1.16%), 2.91%, 10/25/26 144A†	2,000,000	2,002,201
Santander Drive Auto Receivables Trust, Series 2014-4, Class C
2.60%, 11/16/20	371,353	371,343
Santander Drive Auto Receivables Trust, Series 2015-1, Class D
3.24%, 04/15/21	320,000	321,598
Santander Drive Auto Receivables Trust, Series 2015-2, Class D
3.02%, 04/15/21	555,000	556,818
Santander Drive Auto Receivables Trust, Series 2016-2, Class A3
1.56%, 05/15/20	98,073	98,036
Santander Drive Auto Receivables Trust, Series 2016-2, Class C
2.66%, 11/15/21	640,000	638,697
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3
1.77%, 09/15/20	190,000	189,418
Santander Drive Auto Receivables Trust, Series 2018-1, Class A3
2.32%, 08/16/21	350,000	348,777
Securitized Asset-Backed Receivables LLC Trust, Series 2006-OP1, Class M1
(Floating, ICE LIBOR USD 1M + 0.37%, 0.37% Floor), 2.24%, 10/25/35†	1,158,730	1,162,073
Securitized Term Auto Receivables Trust, Series 2017-2A, Class A3
2.04%, 04/26/21 144A	1,390,000	1,367,693
SLC Student Loan Trust, Series 2006-2, Class A5
(Floating, ICE LIBOR USD 3M + 0.10%), 2.22%, 09/15/26†	918,330	916,580
SLM Private Credit Student Loan Trust, Series 2005-A, Class A3
(Floating, ICE LIBOR USD 3M + 0.20%), 2.32%, 06/15/23†	1,943,531	1,940,497
SLM Private Education Loan Trust, Series 2010-A, Class 2A
(Floating, ICE LIBOR USD 1M + 3.25%, 3.25% Floor), 5.03%, 05/16/44 144A†	766,938	786,348
SLM Private Education Loan Trust, Series 2011-B, Class A2
3.74%, 02/15/29 144A	713,763	718,805
SLM Private Education Loan Trust, Series 2014-A, Class A2A
2.59%, 01/15/26 144A	352,578	352,289

28	See Notes to Schedules of Investments.

	Par	Value
SLM Private Education Loan Trust, Series 2014-A, Class A2B
(Floating, ICE LIBOR USD 1M + 1.15%), 2.93%, 01/15/26 144A†	$790,919	$795,592
SLM Student Loan Trust, Series 2003-5, Class A5
(Floating, Euribor 3M + 0.27%), 0.00%, 06/17/24†	372,160	458,907
SLM Student Loan Trust, Series 2004-2, Class A5
(Floating, Euribor 3M + 0.18%), 0.00%, 01/25/24†	2,320,386	2,862,315
SLM Student Loan Trust, Series 2004-3, Class A5
(Floating, ICE LIBOR USD 3M + 0.17%, 0.17% Floor), 1.92%, 07/25/23†	992,735	992,949
SLM Student Loan Trust, Series 2005-8, Class A4
(Floating, ICE LIBOR USD 3M + 0.55%), 2.30%, 01/25/28†	2,276,532	2,285,981
SMB Private Education Loan Trust, Series 2015-C, Class A2A
2.75%, 07/15/27 144A	615,520	611,694
SMB Private Education Loan Trust, Series 2016-A, Class A2A
2.70%, 05/15/31 144A	461,774	455,431
SMB Private Education Loan Trust, Series 2016-B, Class A2A
2.43%, 02/17/32 144A	298,000	290,842
Sofi Consumer Loan Program, Series 2017-5, Class A1
2.14%, 09/25/26 144A	1,097,574	1,091,595
SoFi Professional Loan Program LLC, Series 2015-A, Class A1
(Floating, ICE LIBOR USD 1M + 1.20%, 1.20% Floor), 3.07%, 03/25/33 144A†	397,314	401,944
SoFi Professional Loan Program LLC, Series 2015-D, Class A2
2.72%, 10/27/36 144A	1,292,511	1,282,806
Sofi Professional Loan Program LLC, Series 2016-A, Class A2
2.76%, 12/26/36 144A	452,239	448,503
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B
2.36%, 12/27/32 144A	210,000	204,256
SoFi Professional Loan Program LLC, Series 2016-D, Class A2A
1.53%, 04/25/33 144A	177,851	176,930
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B
2.34%, 04/25/33 144A	190,000	184,669
Sofi Professional Loan Program LLC, Series 2016-F, Class A2
3.02%, 02/25/40 144A	1,436,800	1,413,667
Sofi Professional Loan Program LLC, Series 2017-C, Class A2A
1.75%, 07/25/40 144A	560,935	556,307
Springleaf Funding Trust, Series 2015-AA, Class A
3.16%, 11/15/24 144A	481,120	481,613

	Par	Value
Starwood Waypoint Homes Trust, Series 2017-1, Class A
(Floating, LIBOR USD 1M + 0.95%, 0.95% Floor), 2.73%, 01/17/35 144A†	$2,022,611	$2,035,897
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2005-7XS, Class 2A1A
(Floating, ICE LIBOR USD 1M + 1.50%, 1.50% Floor), 3.16%, 04/25/35†	281,147	276,103
Symphony CLO VIII LP, Series 2012-8A, Class AR
(Floating, ICE LIBOR USD 3M + 1.10%), 2.80%, 01/09/23 144A†	402,860	402,856
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A
1.60%, 04/15/21	1,500,000	1,499,705
Towd Point Mortgage Trust, Series 2016-3, Class A1
2.25%, 04/25/56 144A	697,938	689,027
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A3
1.30%, 04/15/20	517,101	513,918
Toyota Auto Receivables Owner Trust, Series 2018-A, Class A3
2.35%, 05/16/22	1,250,000	1,241,634
Treman Park CLO, Ltd., Series 2015-1A, Class AR
(Floating, ICE LIBOR USD 3M + 1.37%), 3.11%, 04/20/27 144A†	1,000,000	1,000,762
Tryon Park CLO, Ltd., Series 2013-1A, Class A1
(Floating, ICE LIBOR USD 3M + 1.12%), 2.84%, 07/15/25 144A†	1,097,625	1,097,671
Tryon Park CLO, Ltd., Series 2013-1A, Class A2
(Floating, ICE LIBOR USD 3M + 1.55%), 3.27%, 07/15/25 144A†	1,175,000	1,175,007
USAA Auto Owner Trust, Series 2017-1, Class A3
1.70%, 05/17/21	660,000	652,968
Venture XVII CLO, Ltd., Series 2014-17A, Class CR
(Floating, ICE LIBOR USD 3M + 2.20%), 3.92%, 07/15/26 144A†	360,000	360,675
Verizon Owner Trust, Series 2017-3A, Class A1A
2.06%, 04/20/22 144A	3,000,000	2,961,291
Vibrant CLO III, Ltd., Series 2015-3A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.48%), 3.22%, 04/20/26 144A†	250,000	250,367
VOLT LIX LLC, Series 2017-NPL6, Class A1
3.25%, 05/25/47 144A STEP	597,559	596,258

See Notes to Schedules of Investments.	29

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
VOLT LVIII LLC, Series 2017-NPL5, Class A1
3.38%, 05/28/47 144A STEP	$817,268	$817,943
VOLT LX LLC, Series 2017-NPL7, Class A1
3.25%, 06/25/47 144A STEP	311,542	310,989
VOLT LXI LLC, Series 2017-NPL8, Class A1
3.13%, 06/25/47 144A STEP	371,198	370,210
VOLT XL LLC, Series 2015-NP14, Class A1 (Step to 7.38% on 01/25/19),
4.38%, 11/27/45 144A STEP	110,115	110,389
Westlake Automobile Receivables Trust, Series 2016-2A, Class D
4.10%, 06/15/21 144A	350,000	354,256
Westlake Automobile Receivables Trust, Series 2017-1A, Class C
2.70%, 10/17/22 144A	740,000	738,162
Wheels SPV 2 LLC, Series 2016-1A, Class A2
1.59%, 05/20/25 144A	125,717	125,058
Wheels SPV 2 LLC, Series 2017-1A, Class A2
1.88%, 04/20/26 144A	220,000	218,223

Total Asset-Backed Securities (Cost $152,833,155)		152,785,292

CERTIFICATES OF DEPOSIT — 0.5%
Barclays Bank PLC
1.94%, 09/04/18 (Cost $4,700,000)	4,700,000	4,689,430

COMMERCIAL PAPER — 1.7%
Coca-Cola Co.
0.00%, 04/12/18	700,000	699,514
Delmarva Power & Light Co.
0.00%, 04/13/18	3,000,000	2,997,600
Florida Power & Light Co.
0.00%, 11/28/18	3,200,000	3,140,985
Marriott International, Inc.
0.00%, 04/24/18	2,980,000	2,975,297
PPL Capital Funding, Inc.
0.00%, 04/20/18	2,980,000	2,976,194
Virginia Electric & Power Co.
0.00%, 04/09/18	3,300,000	3,298,519

Total Commercial Paper (Cost $16,089,481)		16,088,109

CORPORATE BONDS — 23.0%
Abbott Laboratories
2.90%, 11/30/21	975,000	965,515
AbbVie, Inc.
2.50%, 05/14/20	690,000	681,420
2.30%, 05/14/21Δ	2,300,000	2,243,709
2.90%, 11/06/22	160,000	156,458
AES Corporation
4.00%, 03/15/21	850,000	855,312
Air Lease Corporation
2.63%, 07/01/22	150,000	144,983

	Par	Value
Allstate Corporation (The)
(Floating, ICE LIBOR USD 3M + 0.63%), 2.93%, 03/29/23†	$900,000	$902,344
American Express Co.
2.50%, 08/01/22	265,000	255,876
American Express Credit Corporation
1.88%, 05/03/19	390,000	386,445
2.20%, 03/03/20	735,000	724,914
2.38%, 05/26/20	1,550,000	1,530,372
American Tower Corporation REIT
3.45%, 09/15/21	105,000	105,287
2.25%, 01/15/22	2,700,000	2,584,220
Amgen, Inc.
2.20%, 05/11/20	335,000	330,442
Amphenol Corporation
2.20%, 04/01/20	365,000	359,967
Analog Devices, Inc.
2.85%, 03/12/20	110,000	109,872
Andeavor Logistics LP
6.25%, 10/15/22	199,000	208,960
3.50%, 12/01/22Δ	265,000	260,697
Anthem, Inc.
2.25%, 08/15/19	355,000	351,707
2.50%, 11/21/20	260,000	255,756
Apache Corporation
3.25%, 04/15/22	300,000	296,852
Ares Capital Corporation
3.63%, 01/19/22	1,325,000	1,306,840
Arizona Public Service Co.
2.20%, 01/15/20	1,580,000	1,563,051
Assurant, Inc.
(Floating, ICE LIBOR USD 3M + 1.25%), 3.54%, 03/26/21†	710,000	710,897
Astoria Financial Corporation
3.50%, 06/08/20	480,000	478,245
AT&T, Inc.
2.30%, 03/11/19	1,070,000	1,066,335
(Floating, ICE LIBOR USD 3M + 0.95%), 2.67%, 07/15/21†	1,000,000	1,011,054
3.60%, 02/17/23	855,000	861,031
Athene Global Funding
2.75%, 04/20/20 144A	1,445,000	1,433,340
Aviation Capital Group LLC
2.88%, 09/17/18 144A	2,000,000	1,999,441
Bank of America Corporation
2.65%, 04/01/19	2,500,000	2,499,069
2.25%, 04/21/20	1,300,000	1,281,463
2.15%, 11/09/20	195,000	191,227
(Variable, ICE LIBOR USD 3M + 0.66%), 2.37%, 07/21/21^	1,300,000	1,276,099
(Variable, ICE LIBOR USD 3M + 0.63%), 2.33%, 10/01/21^	765,000	748,350
(Floating, ICE LIBOR USD 3M + 0.38%), 2.12%, 01/23/22†	900,000	895,684
(Variable, ICE LIBOR USD 3M + 0.37%), 2.74%, 01/23/22^	425,000	419,192

30	See Notes to Schedules of Investments.

	Par	Value
(Floating, ICE LIBOR USD 3M + 1.00%), 2.74%, 04/24/23†	$1,015,000	$1,022,838
(Variable, ICE LIBOR USD 3M + 1.02%), 2.88%, 04/24/23^	760,000	744,602
BB&T Corporation
2.63%, 06/29/20	285,000	282,704
Becton Dickinson and Co.
2.13%, 06/06/19	1,275,000	1,260,927
2.40%, 06/05/20	325,000	318,876
BGC Partners, Inc.
5.13%, 05/27/21	1,400,000	1,435,514
Branch Banking & Trust Co.
1.45%, 05/10/19	1,180,000	1,163,212
Broadcom Corporation
2.38%, 01/15/20	3,025,000	2,984,082
3.00%, 01/15/22	401,000	393,829
Burlington Northern Santa Fe LLC
3.40%, 09/01/24	500,000	501,948
CA, Inc.
3.60%, 08/15/22	205,000	207,018
Cantor Fitzgerald LP
6.50%, 06/17/22 144A	750,000	817,821
Capital One Bank USA NA
2.30%, 06/05/19	250,000	248,356
Capital One Financial Corporation
2.40%, 10/30/20Δ	1,105,000	1,083,796
(Floating, ICE LIBOR USD 3M + 0.95%), 3.01%, 03/09/22†	995,000	997,015
3.75%, 04/24/24	135,000	134,194
Capital One NA
2.35%, 01/31/20	1,030,000	1,013,765
Cardinal Health, Inc.
1.95%, 06/14/19	745,000	737,136
Cboe Global Markets, Inc.
1.95%, 06/28/19	320,000	316,349
Celgene Corporation
2.25%, 08/15/21Δ	1,540,000	1,490,621
CenterPoint Energy Resources Corporation
3.55%, 04/01/23	200,000	200,839
CenturyLink, Inc.
5.63%, 04/01/20	530,000	535,963
Charter Communications Operating LLC
4.46%, 07/23/22	640,000	654,368
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	630,000	661,500
Cheniere Energy Partners
5.25%, 10/01/25 144A	430,000	425,163
CIT Group, Inc.
5.50%, 02/15/19 144A	67,000	68,717
4.13%, 03/09/21	780,000	785,850
Citibank NA
1.85%, 09/18/19	1,090,000	1,075,482
2.10%, 06/12/20	1,050,000	1,030,047

	Par	Value
2.13%, 10/20/20	$800,000	$782,624
Citigroup, Inc.
(Floating, ICE LIBOR USD 3M + 0.93%), 2.96%, 06/07/19†	1,000,000	1,006,778
2.45%, 01/10/20	820,000	812,729
2.75%, 04/25/22Δ	1,100,000	1,072,543
(Variable, ICE LIBOR USD 3M + 0.95%), 2.88%, 07/24/23^	765,000	745,134
Citizens Bank NA
2.45%, 12/04/19	600,000	593,663
2.25%, 03/02/20	285,000	280,247
2.20%, 05/26/20	370,000	362,481
(Floating, ICE LIBOR USD 3M + 0.57%), 2.51%, 05/26/20†	750,000	751,871
CNH Industrial Capital LLC
3.38%, 07/15/19	275,000	275,000
3.88%, 10/15/21	145,000	145,270
Continental Airlines Pass Through Trust, Series 2010-1, Class B
6.00%, 01/12/19	119,123	121,804
Cox Communications, Inc.
3.15%, 08/15/24 144A	480,000	460,984
Crown Castle International Corporation REIT
4.88%, 04/15/22	325,000	341,770
Crown Castle Towers LLC
3.22%, 05/15/22 144A	1,500,000	1,490,745
CVS Health Corporation
3.13%, 03/09/20	1,475,000	1,477,176
3.35%, 03/09/21Δ	1,925,000	1,936,821
3.70%, 03/09/23Δ	455,000	457,975
D.R. Horton, Inc.
4.00%, 02/15/20	1,100,000	1,119,094
Daimler Finance North America LLC
2.00%, 08/03/18 144A	3,000,000	2,995,489
1.50%, 07/05/19 144A	1,810,000	1,779,749
2.20%, 05/05/20 144A	230,000	225,787
2.30%, 02/12/21 144A	1,455,000	1,419,691
DCP Midstream Operating LP
2.70%, 04/01/19	420,000	417,900
5.35%, 03/15/20 144A	275,000	283,938
Dell International LLC
3.48%, 06/01/19 144A	1,455,000	1,461,995
4.42%, 06/15/21 144A	1,417,000	1,454,567
5.88%, 06/15/21 144A	140,000	144,200
5.45%, 06/15/23 144A	500,000	530,596
Delta Air Lines, Inc.
2.88%, 03/13/20	465,000	462,187
3.63%, 03/15/22	2,100,000	2,099,334
Discover Bank
3.35%, 02/06/23	250,000	246,305
Discovery Communications LLC
4.38%, 06/15/21Δ	220,000	226,390
DISH DBS Corporation
4.25%, 04/01/18	700,000	700,000

See Notes to Schedules of Investments.	31

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.75%, 06/01/21Δ	$700,000	$706,125
Dominion Energy, Inc.
2.96%, 07/01/19 STEP	1,125,000	1,123,276
2.58%, 07/01/20	335,000	330,948
Dow Chemical Co.
4.25%, 11/15/20	175,000	179,635
DTE Energy Co.
1.50%, 10/01/19	400,000	391,011
Duke Energy Corporation
1.80%, 09/01/21	405,000	385,815
2.40%, 08/15/22	195,000	187,444
DXC Technology Co.
2.88%, 03/27/20	140,000	139,287
eBay, Inc.
2.15%, 06/05/20	580,000	569,457
Emera US Finance LP
2.15%, 06/15/19	250,000	247,058
Enbridge Energy Partners LP
5.20%, 03/15/20	280,000	289,160
4.38%, 10/15/20	15,000	15,341
Energy Transfer Equity LP
4.25%, 03/15/23	630,000	612,675
Energy Transfer Partners LP
4.15%, 10/01/20	400,000	405,781
3.60%, 02/01/23Δ	105,000	102,464
EnLink Midstream Partners LP
2.70%, 04/01/19	685,000	681,410
Enterprise Products Operating LLC
1.65%, 05/07/18	75,000	74,930
EOG Resources, Inc.
2.45%, 04/01/20	290,000	287,213
EQT Corporation
2.50%, 10/01/20	395,000	386,444
Exelon Corporation
2.45%, 04/15/21	175,000	171,159
Fifth Third Bank
2.30%, 03/15/19	370,000	368,508
FirstEnergy Corporation
2.85%, 07/15/22	2,357,000	2,290,259
Ford Motor Credit Co. LLC
2.94%, 01/08/19	1,300,000	1,300,520
2.26%, 03/28/19	535,000	531,411
2.02%, 05/03/19	420,000	415,622
2.43%, 06/12/20	1,135,000	1,114,589
3.16%, 08/04/20	225,000	224,096
(Floating, ICE LIBOR USD 3M + 1.27%), 3.56%, 03/28/22†	435,000	441,453
Fortive Corporation
1.80%, 06/15/19Δ	200,000	197,654
Freeport-McMoRan, Inc.
3.55%, 03/01/22Δ	200,000	194,000
GameStop Corporation
6.75%, 03/15/21 144A	350,000	355,250
General Electric Co. (Variable, ICE LIBOR USD 3M + 3.33%),
5.00%, 01/21/21Δ^	700,000	693,875
General Motors Financial Co., Inc.
3.10%, 01/15/19	175,000	175,222

	Par	Value
2.40%, 05/09/19	$780,000	$776,279
(Floating, ICE LIBOR USD 3M + 0.93%), 2.65%, 04/13/20†	1,010,000	1,019,791
2.65%, 04/13/20	460,000	454,453
3.20%, 07/13/20	1,115,000	1,112,618
2.45%, 11/06/20	605,000	591,713
3.20%, 07/06/21	420,000	416,684
(Floating, ICE LIBOR USD 3M + 1.55%), 3.27%, 01/14/22†	895,000	916,875
(Floating, ICE LIBOR USD 3M + 1.31%), 3.61%, 06/30/22†	900,000	913,570
Georgia-Pacific LLC
3.73%, 07/15/23 144A	500,000	510,141
Gilead Sciences, Inc.
1.85%, 09/20/19	480,000	474,113
2.55%, 09/01/20	540,000	535,828
Glencore Funding LLC (Floating, ICE LIBOR USD 3M + 1.36%),
3.08%, 01/15/19 144A†	680,000	683,815
3.00%, 10/27/22 144A	380,000	367,010
Goldman Sachs Group, Inc.
2.60%, 04/23/20	925,000	916,855
2.60%, 12/27/20	1,110,000	1,094,111
3.00%, 04/26/22	1,710,000	1,680,048
(Floating, ICE LIBOR USD 3M + 1.05%), 3.07%, 06/05/23†	1,490,000	1,498,755
Harley-Davidson Financial Services, Inc.
2.15%, 02/26/20 144A	260,000	255,321
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	263,000	280,132
HCA, Inc.
3.75%, 03/15/19	1,600,000	1,610,080
Hewlett Packard Enterprise Co.
2.85%, 10/05/18	1,011,000	1,012,165
2.10%, 10/04/19 144A	1,315,000	1,298,146
HSBC USA, Inc.
(Floating, ICE LIBOR USD 3M + 0.61%), 2.43%, 11/13/19†	2,000,000	2,010,920
2.75%, 08/07/20Δ	1,500,000	1,489,180
Hughes Satellite Systems Corporation
6.50%, 06/15/19	275,000	284,281
Huntington National Bank
2.20%, 11/06/18	300,000	299,202
2.38%, 03/10/20	1,240,000	1,223,192
Hyundai Capital America
2.40%, 10/30/18 144A	155,000	154,575
2.50%, 03/18/19 144A	30,000	29,823
1.75%, 09/27/19 144A	435,000	425,997
2.55%, 04/03/20 144A	315,000	310,250
International Lease Finance Corporation
5.88%, 04/01/19	800,000	822,031
6.25%, 05/15/19	1,300,000	1,344,983
Iron Mountain, Inc. REIT
4.38%, 06/01/21 144A	435,000	438,263

32	See Notes to Schedules of Investments.

	Par	Value
iStar, Inc. REIT
4.63%, 09/15/20	$225,000	$225,844
JPMorgan Chase & Co.
(Floating, ICE LIBOR USD 3M + 1.21%), 2.97%, 10/29/20†	5,900,000	6,027,322
(Floating, ICE LIBOR USD 3M + 0.68%), 2.69%, 06/01/21†	1,265,000	1,272,510
2.30%, 08/15/21	930,000	904,663
(Variable, ICE LIBOR USD 3M + 0.94%), 2.78%, 04/25/23Δ^	815,000	796,461
JPMorgan Chase Bank NA
(Variable, ICE LIBOR USD 3M + 0.28%), 2.60%, 02/01/21^	1,600,000	1,591,727
KeyBank NA
2.35%, 03/08/19	440,000	438,402
2.25%, 03/16/20	540,000	533,149
Kinder Morgan Energy Partners LP
5.00%, 10/01/21	300,000	313,121
Kinder Morgan, Inc.
3.05%, 12/01/19Δ	1,734,000	1,730,211
5.00%, 02/15/21 144A	320,000	332,472
(Floating, ICE LIBOR USD 3M + 1.28%), 3.00%, 01/15/23†	695,000	708,696
3.15%, 01/15/23Δ	220,000	214,327
Kraft Heinz Foods Co.
2.00%, 07/02/18	1,100,000	1,098,969
2.80%, 07/02/20	175,000	173,882
(Floating, ICE LIBOR USD 3M + 0.82%), 2.63%, 08/10/22†	400,000	403,127
Lam Research Corporation
2.75%, 03/15/20	2,385,000	2,376,034
Lehman Escrow Bonds
0.00%, 01/18/12#	600,000	24,000
0.00%, 12/28/17# Y†††	2,600,000	—
Lennar Corporation
4.13%, 01/15/22	1,250,000	1,234,000
Marriott International, Inc.
3.13%, 10/15/21	600,000	595,328
Masco Corporation
5.95%, 03/15/22	683,000	739,773
McCormick & Co., Inc.
2.70%, 08/15/22	200,000	194,722
Metropolitan Life Global Funding I
2.40%, 01/08/21 144A	790,000	776,504
Morgan Stanley
2.45%, 02/01/19	560,000	558,966
5.50%, 01/26/20Δ	969,000	1,011,778
(Floating, ICE LIBOR USD 3M + 0.55%), 2.29%, 02/10/21†	1,500,000	1,501,230
2.75%, 05/19/22	705,000	687,929
(Floating, ICE LIBOR USD 3M + 0.93%), 2.67%, 07/22/22†	1,330,000	1,335,666
Motorola Solutions, Inc.
3.50%, 09/01/21	1,900,000	1,907,428
MPLX LP
3.38%, 03/15/23	190,000	187,952
Nabors Industries, Inc.
4.63%, 09/15/21Δ	1,050,000	1,018,762

	Par	Value
National Retail Properties, Inc. REIT
5.50%, 07/15/21	$151,000	$161,120
Navient Corporation
5.50%, 01/15/19	1,800,000	1,824,300
4.88%, 06/17/19	900,000	909,450
8.00%, 03/25/20	400,000	426,000
6.63%, 07/26/21	400,000	416,500
NBCUniversal Media LLC
5.15%, 04/30/20	635,000	662,985
NetApp, Inc.
2.00%, 09/27/19Δ	495,000	487,509
Newmont Mining Corporation
3.50%, 03/15/22	280,000	280,645
Nissan Motor Acceptance Corporation
2.00%, 03/08/19 144AΔ	5,740,000	5,697,487
2.25%, 01/13/20 144AΔ	310,000	306,351
2.15%, 09/28/20 144A	515,000	504,528
Northwest Airlines Pass Through Trust, Series 2002-1, Class G2
6.26%, 11/20/21	67,004	69,852
Nuance Communications, Inc.
5.38%, 08/15/20 144A	274,000	276,439
NuStar Logistics LP
6.75%, 02/01/21	250,000	260,313
Nuveen Finance LLC
2.95%, 11/01/19 144A	1,300,000	1,297,715
ONEOK, Inc.
4.25%, 02/01/22	300,000	307,410
Pennsylvania Electric Co.
5.20%, 04/01/20	500,000	517,257
Penske Truck Leasing Co. LP
2.50%, 06/15/19 144A	190,000	189,102
3.20%, 07/15/20 144AΔ	1,000,000	1,001,971
3.38%, 02/01/22 144A	650,000	647,030
PepsiCo, Inc.
1.35%, 10/04/19Δ	320,000	314,305
Phillips 66
(Floating, ICE LIBOR USD 3M + 0.60%), 2.61%, 02/26/21†	595,000	595,812
Pioneer Natural Resources Co.
6.88%, 05/01/18	400,000	401,413
3.45%, 01/15/21	300,000	302,060
Pitney Bowes, Inc.
3.63%, 09/15/20	175,000	174,125
Protective Life Global Funding
2.16%, 09/25/20 144A	1,565,000	1,526,202
QEP Resources, Inc.
6.88%, 03/01/21	1,105,000	1,176,825
QUALCOMM, Inc.
2.25%, 05/20/20	70,000	68,858
3.00%, 05/20/22	95,000	93,638
Realty Income Corporation REIT
3.25%, 10/15/22	315,000	312,846
Reliance Standard Life Global Funding II
2.15%, 10/15/18 144A	1,000,000	997,094

See Notes to Schedules of Investments.	33

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Rockies Express Pipeline LLC
6.00%, 01/15/19 144A	$285,000	$291,413
S&P Global, Inc.
3.30%, 08/14/20	800,000	804,924
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	1,170,000	1,230,876
6.25%, 03/15/22	1,100,000	1,194,598
Santander Holdings USA, Inc.
2.65%, 04/17/20	1,500,000	1,484,008
3.70%, 03/28/22	815,000	817,456
Sempra Energy
2.40%, 02/01/20	290,000	287,032
(Floating, ICE LIBOR USD 3M + 0.50%), 2.21%, 01/15/21†	630,000	630,535
Sirius XM Radio, Inc.
3.88%, 08/01/22 144A	470,000	452,610
SLM Corporation
5.13%, 04/05/22	580,000	587,250
Smithfield Foods, Inc.
2.70%, 01/31/20 144A	250,000	246,680
2.65%, 10/03/21 144A	495,000	474,186
Southern California Edison Co.
2.90%, 03/01/21	1,000,000	1,000,432
1.85%, 02/01/22	857,143	844,482
Southern Co.
2.95%, 07/01/23	1,500,000	1,458,709
Sprint Communications, Inc.
9.00%, 11/15/18 144A	313,000	323,173
Sprint Spectrum Co., LLC
3.36%, 09/20/21 144A	1,636,250	1,630,114
4.74%, 03/20/25 144A	245,000	246,531
Starwood Property Trust, Inc. REIT
3.63%, 02/01/21 144A	270,000	265,950
5.00%, 12/15/21	275,000	281,188
Sunoco Logistics Partners
Operations LP
5.50%, 02/15/20	130,000	134,773
SunTrust Bank
(Variable, ICE LIBOR USD 3M + 0.30%), 2.59%, 01/29/21^	1,515,000	1,505,583
Synchrony Bank
3.00%, 06/15/22	490,000	474,190
Synchrony Financial
2.60%, 01/15/19	370,000	369,240
3.00%, 08/15/19	390,000	388,953
(Floating, ICE LIBOR USD 3M + 1.23%), 3.02%, 02/03/20†	250,000	253,319
Targa Resources Partners LP
4.13%, 11/15/19	150,000	150,750
TECO Finance, Inc.
(Floating, ICE LIBOR USD 3M + 0.60%), 2.31%, 04/10/18†	1,500,000	1,500,068
Texas Eastern Transmission LP
2.80%, 10/15/22 144A	340,000	326,875
Thermo Fisher Scientific, Inc.
3.30%, 02/15/22	285,000	284,683

	Par	Value
Time Warner Cable LLC
6.75%, 07/01/18	$1,000,000	$1,009,486
Time Warner, Inc.
4.70%, 01/15/21	170,000	176,836
TRI Pointe Group, Inc.
4.88%, 07/01/21Δ	300,000	302,715
Unit Corporation
6.63%, 05/15/21	175,000	175,875
US Airways Pass-Through Trust,
Series 2011-1, Class B
9.75%, 10/22/18	641,317	654,945
US Airways Pass-Through Trust,
Series 2012-1, Class B
8.00%, 10/01/19	237,772	252,038
Verizon Communications, Inc.
(Floating, ICE LIBOR USD 3M + 0.55%), 2.45%, 05/22/20†Δ	1,480,000	1,486,803
2.95%, 03/15/22	285,000	280,468
Walgreen Co.
3.10%, 09/15/22	370,000	362,706
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19	290,000	288,703
WEA Finance LLC REIT
2.70%, 09/17/19 144A	260,000	258,851
Wells Fargo & Co.
(Floating, ICE LIBOR USD 3M + 0.93%), 2.74%, 02/11/22†	1,505,000	1,515,039
2.63%, 07/22/22	545,000	527,494
3.07%, 01/24/23Δ	50,000	49,202
Wells Fargo Bank NA
2.60%, 01/15/21	1,500,000	1,479,661
Welltower, Inc. REIT
6.13%, 04/15/20	784,000	830,565
West Corporation
4.75%, 07/15/21 144A	310,000	315,425
WestRock Co.
3.75%, 03/15/25 144A	115,000	114,908
Williams Partners LP
4.00%, 11/15/21	175,000	177,175
Willis North America, Inc.
3.60%, 05/15/24	230,000	226,556
WR Grace & Co-Conn
5.13%, 10/01/21 144A	135,000	138,544
Xerox Corporation
3.50%, 08/20/20Δ	295,000	293,993
3.63%, 03/15/23	335,000	327,489
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/18	3,000,000	3,000,000
2.70%, 04/01/20	190,000	188,028
Zoetis, Inc.
3.45%, 11/13/20	300,000	302,286

Total Corporate Bonds (Cost $214,842,113)		213,366,556

34	See Notes to Schedules of Investments.

	Par	Value
FOREIGN BONDS — 13.9%
Australia — 0.9%
Asciano Finance, Ltd.
5.00%, 04/07/18 144A	$1,500,000	$1,500,328
Australia & New Zealand Banking Group Ltd.
2.25%, 11/09/20	250,000	245,109
Macquarie Group, Ltd.
(Floating, ICE LIBOR USD 3M + 1.02%), 3.00%, 11/28/23 144A†	1,690,000	1,694,293
National Australia Bank, Ltd.
2.25%, 03/16/21 144A	1,500,000	1,474,556
Suncorp-Metway, Ltd.
2.10%, 05/03/19 144A	1,700,000	1,686,850
2.35%, 04/27/20 144A	420,000	414,802
2.38%, 11/09/20 144A	785,000	768,894
Virgin Australia Pass-Through Trust, Series 2013-1A
5.00%, 10/23/23 144A	286,301	294,060
Woodside Finance, Ltd.
4.60%, 05/10/21 144A	400,000	412,267
3.70%, 09/15/26 144A	400,000	394,586

		8,885,745

Bermuda — 0.0%
Enstar Group, Ltd.
4.50%, 03/10/22	275,000	276,481

Brazil — 0.0%
Vale Overseas, Ltd.
4.38%, 01/11/22	119,000	122,392

Canada — 1.2%
Air Canada Pass Through Trust, Series
2013-1, Class C
6.63%, 05/15/18 144A	710,000	713,550
Bank of Montreal
1.50%, 07/18/19	1,165,000	1,145,429
Cenovus Energy, Inc.
5.70%, 10/15/19	1,200,000	1,241,615
Enbridge, Inc.
2.90%, 07/15/22	270,000	262,203
National Bank of Canada
(Floating, ICE LIBOR USD 3M + 0.60%), 2.33%, 01/17/20†	400,000	401,555
Province of Alberta Canada
1.90%, 12/06/19	1,000,000	989,087
1.75%, 08/26/20 144A	1,000,000	977,214
Province of Ontario Canada
2.40%, 02/08/22	1,000,000	981,097
Royal Bank of Canada
2.20%, 09/23/19	247,000	245,625
2.10%, 10/14/20	1,050,000	1,031,979
Toronto-Dominion Bank
2.25%, 03/15/21 144A	800,000	786,014
2.50%, 01/18/22 144A	2,600,000	2,558,044
TransCanada PipeLines, Ltd.
3.13%, 01/15/19	115,000	115,442

		11,448,854

	Par	Value
Chile — 0.2%
Banco del Estado de Chile
2.67%, 01/08/21 144A	$725,000	$711,471
Banco Santander Chile
2.50%, 12/15/20 144A	635,000	623,094
Itau CorpBanca
3.88%, 09/22/19 144A	500,000	504,541

		1,839,106

China — 0.3%
Alibaba Group Holding, Ltd.
2.80%, 06/06/23	460,000	445,120
Baidu, Inc.
2.88%, 07/06/22	235,000	228,108
CNOOC Finance 2013, Ltd.
1.75%, 05/09/18	1,000,000	999,470
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	285,000	280,283
Sinopec Group Overseas Development 2017, Ltd.
2.38%, 04/12/20 144AΔ	970,000	955,560

		2,908,541

Denmark — 0.1%
AP Moeller - Maersk A/S
2.55%, 09/22/19 144A	670,000	666,663

Finland — 0.1%
Nokia OYJ
5.38%, 05/15/19	79,000	80,086
3.38%, 06/12/22	820,000	792,366

		872,452

France — 0.8%
Banque Federative du Credit Mutuel
2.20%, 07/20/20 144A	1,230,000	1,204,412
BNP Paribas SA
2.95%, 05/23/22 144A	695,000	681,884
BPCE SA
(Floating, ICE LIBOR USD 3M + 1.22%), 3.12%, 05/22/22 144A†	545,000	553,224
(Floating, ICE LIBOR USD 3M + 0.88%), 2.86%, 05/31/22†	1,560,000	1,577,867
2.75%, 01/11/23 144A	620,000	598,889
Credit Agricole SA
3.38%, 01/10/22 144A	680,000	675,078
Dexia Credit Local SA
2.25%, 02/18/20	2,100,000	2,085,030

		7,376,384

Germany — 1.0%
Deutsche Bank AG
3.15%, 01/22/21	1,690,000	1,665,910
Erste Abwicklungsanstalt
1.38%, 10/30/19	2,000,000	1,965,666
(Floating, ICE LIBOR USD 3M + 0.21%), 2.27%, 03/09/20†	4,000,000	4,013,626

See Notes to Schedules of Investments.	35

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
IHO Verwaltungs GmbH Cash coupon 4.13% or PIK
4.88%, 09/15/21 144A	$400,000	$393,000
KFW
1.88%, 11/30/20Δ	1,095,000	1,076,635

		9,114,837

Hong Kong — 0.1%
CK Hutchison International 17 II, Ltd.
2.25%, 09/29/20 144A	990,000	972,444

India — 0.4%
Export-Import Bank of India
3.88%, 10/02/19	1,000,000	1,011,532
2.75%, 04/01/20	300,000	296,828
ICICI Bank, Ltd.
4.80%, 05/22/19	1,000,000	1,018,429
State Bank of India
(Floating, ICE LIBOR USD 3M + 0.95%), 2.65%, 04/06/20†	1,000,000	1,001,400

		3,328,189

Ireland — 1.3%
AerCap Ireland Capital DAC
3.75%, 05/15/19	745,000	749,867
4.63%, 10/30/20	650,000	669,467
5.00%, 10/01/21	200,000	208,353
3.95%, 02/01/22	615,000	617,101
3.50%, 05/26/22	460,000	453,570
GE Capital International Funding Co.
2.34%, 11/15/20	785,000	767,987
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	6,000,000	5,903,097
2.40%, 09/23/21	1,385,000	1,338,350
2.88%, 09/23/23	200,000	191,175
SMBC Aviation Capital Finance DAC
2.65%, 07/15/21 144A	390,000	380,205
3.00%, 07/15/22 144A Δ	540,000	528,730
Willis TowersWatson PLC
5.75%, 03/15/21	131,000	139,512

		11,947,414

Israel — 0.2%
Israel Electric Corporation, Ltd.
5.63%, 06/21/18Δ	1,500,000	1,507,665

Italy — 0.1%
Intesa Sanpaolo SpA
3.38%, 01/12/23 144A	200,000	195,461
5.02%, 06/26/24 144A	300,000	296,296
Telecom Italia Capital SA
7.00%, 06/04/18	200,000	201,750

		693,507

Japan — 1.2%
Central Nippon Expressway Co., Ltd.
(Floating, ICE LIBOR USD 3M + 0.85%), 2.96%, 09/14/21†	1,000,000	1,013,603
Daiwa Securities Group, Inc.
3.13%, 04/19/22 144A	435,000	429,817

	Par	Value
Japan Finance Organization for Municipalities
2.00%, 09/08/20 144A	$200,000	$195,904
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	250,000	248,529
(Floating, ICE LIBOR USD 3M + 0.79%), 2.54%, 07/25/22†	1,500,000	1,508,779
(Floating, ICE LIBOR USD 3M + 0.74%), 2.76%, 03/02/23†	900,000	899,174
Mitsubishi UFJ Trust & Banking Corporation
2.65%, 10/19/20 144A	700,000	691,391
Mizuho Bank, Ltd.
2.40%, 03/26/20 144A	510,000	502,926
Mizuho Financial Group, Inc.
(Floating, ICE LIBOR USD 3M + 0.94%), 2.92%, 02/28/22†	805,000	812,317
2.95%, 02/28/22	245,000	240,985
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	1,100,000	1,061,865
2.85%, 01/11/22	335,000	329,538
(Floating, ICE LIBOR USD 3M + 0.74%), 2.47%, 10/18/22†	2,000,000	2,000,806
Sumitomo Mitsui Trust Bank, Ltd.
2.05%, 03/06/19 144A	420,000	416,855
1.95%, 09/19/19 144A	490,000	481,714
2.05%, 10/18/19 144AΔ	520,000	512,751

		11,346,954

Luxembourg — 0.0%
ArcelorMittal
5.50%, 08/05/20Δ	500,000	521,250

Malaysia — 0.1%
Petronas Capital, Ltd.
5.25%, 08/12/19	900,000	928,586

Netherlands — 1.7%
ABN AMRO Bank NV
(Floating, ICE LIBOR USD 3M + 0.41%), 2.15%, 01/19/21 144A†	1,025,000	1,025,361
Bank Nederlandse Gemeenten NV
2.50%, 02/28/20 144A	2,000,000	1,997,734
1.75%, 10/05/20 144A	1,450,000	1,419,232
Deutsche Telekom International Finance BV
2.23%, 01/17/20 144A	620,000	611,921
Enel Finance International NV
2.88%, 05/25/22 144A	200,000	195,373
ING Groep NV
(Floating, ICE LIBOR USD 3M + 1.15%), 3.45%, 03/29/22†	365,000	370,939
LeasePlan Corporation NV
2.50%, 05/16/18 144A	700,000	699,573
2.88%, 01/22/19 144A	1,500,000	1,495,600
Majapahit Holding BV
7.75%, 01/20/20 144A	850,000	913,920
Mylan NV
2.50%, 06/07/19	610,000	605,434

36	See Notes to Schedules of Investments.

	Par	Value
Nederlandse Waterschapsbank NV
(Floating, ICE LIBOR USD 3M + 0.02%), 2.14%, 03/15/19 144A†	$6,000,000	$5,999,538
NXP BV
4.13%, 06/01/21 144A	620,000	627,750
3.88%, 09/01/22 144A	200,000	199,000

		16,161,375

New Zealand — 0.0%
ANZ New Zealand International, Ltd.
2.20%, 07/17/20 144A	340,000	333,429

Norway — 0.3%
DNB Bank ASA
2.13%, 10/02/20 144A	950,000	929,900
DNB Boligkreditt AS
2.00%, 05/28/20 144A	1,500,000	1,476,699

		2,406,599

Peru — 0.1%
Fondo MIVIVIENDA SA
3.50%, 01/31/23 144AΔ	690,000	677,925

Qatar — 0.1%
QNB Finance, Ltd.
2.75%, 10/31/18Δ	900,000	900,022

Singapore — 0.7%
BOC Aviation, Ltd.
3.00%, 05/23/22	700,000	680,251
ST Engineering Financial I, Ltd.
4.80%, 07/16/19Δ	6,000,000	6,151,878

		6,832,129

South Korea — 0.5%
Hyundai Capital Services, Inc.
1.63%, 08/30/19 144A	520,000	508,600
Korea Western Power Co., Ltd.
2.88%, 10/10/18	3,000,000	2,996,931
KT Corporation
2.63%, 04/22/19	800,000	796,075

		4,301,606

Sweden — 0.1%
Stadshypotek AB
2.50%, 04/05/22 144A	1,000,000	983,486
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	155,000	154,031

		1,137,517

Switzerland — 0.9%
Credit Suisse Group AG
3.57%, 01/09/23 144A	1,000,000	994,949
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 09/15/22Δ	450,000	453,606
UBS AG
2.38%, 08/14/19	250,000	248,221

	Par	Value
2.20%, 06/08/20 144A	$1,490,000	$1,461,914
2.45%, 12/01/20 144A	755,000	741,862
(Variable, USD Swap 5Y + 3.77%), 4.75%, 05/22/23^	1,600,000	1,603,910
UBS Group Funding Switzerland AG
(Floating, ICE LIBOR USD 3M + 1.78%), 3.50%, 04/14/21 144A†	900,000	932,954
(Floating, ICE LIBOR USD 3M + 1.22%), 3.14%, 05/23/23 144A†	1,455,000	1,479,715
(Variable, ICE LIBOR USD 3M + 0.95%), 2.86%, 08/15/23 144A^	365,000	353,181

		8,270,312

UnitedArab Emirates — 0.2%
Abu Dhabi Government International Bond
2.50%, 10/11/22 144A	655,000	631,862
ADCB Finance Cayman, Ltd.
3.00%, 03/04/19Δ	1,000,000	1,001,248

		1,633,110

United Kingdom — 1.3%
Aon PLC
2.80%, 03/15/21Δ	225,000	222,820
Barclays Bank PLC
(Floating, ICE LIBOR USD 3M + 0.46%), 2.16%, 01/11/21†	730,000	729,720
Barclays PLC
2.75%, 11/08/19	700,000	694,962
3.25%, 01/12/21Δ	725,000	721,141
4.38%, 09/11/24Δ	785,000	767,886
HSBC Holdings PLC
(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 03/13/23^	555,000	548,085
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 144AΔ	300,000	299,250
Lloyds Banking Group PLC
4.50%, 11/04/24	745,000	750,258
Pentair Finance SA
2.90%, 09/15/18	353,000	353,115
Royal Bank of Scotland Group PLC
(Floating, ICE LIBOR USD 3M + 1.47%), 3.31%, 05/15/23†	1,810,000	1,826,860
Santander UK Group Holdings PLC
2.88%, 08/05/21	3,500,000	3,431,456
3.57%, 01/10/23	350,000	346,526
(Variable, ICE LIBOR USD 3M + 1.08%), 3.37%, 01/05/24^	215,000	210,556
Santander UK PLC
2.50%, 03/14/19Δ	370,000	368,767

See Notes to Schedules of Investments.	37

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Standard Chartered PLC
2.10%, 08/19/19 144A	$580,000	$571,828

		11,843,230

Total Foreign Bonds (Cost $130,460,825)		129,254,718

MORTGAGE-BACKED SECURITIES — 17.6%
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 2.20%, 11/25/46†	726,961	409,793
American Home Mortgage Investment Trust, Series 2004-3, Class 5A
(Floating, ICE LIBOR USD 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.71%, 10/25/34†	72,662	73,158
Americold LLC, Series 2010-ARTA, Class A1
3.85%, 01/14/29 144A	564,731	572,081
Americold LLC, Series 2010-ARTA, Class A2FL
(Floating, LIBOR USD 1M + 1.50%, 1.00% Floor), 3.26%, 01/14/29 144A†	1,686,220	1,688,499
AOA Mortgage Trust, Series 2015-1177, Class A
2.96%, 12/13/29 144A	1,330,000	1,319,222
Apollo Trust, Series 2009-1, Class A3
(Floating, Australian BBSW 1M + 1.30%), 3.01%, 10/03/40†	111,286	85,754
Aventura Mall Trust, Series 2013-AVM, Class A
3.74%, 12/05/32 144A†g	1,055,000	1,076,487
Banc of America Funding Trust, Series 2006-J, Class 4A1
4.03%, 01/20/47†g	266,581	257,531
Banc of America Mortgage Trust, Series 2003-L, Class 3A1
3.78%, 01/25/34†g	86,868	86,020
Banc of America Mortgage Trust, Series 2004-2, Class 5A1
6.50%, 10/25/31	29,248	30,616
Banc of America Mortgage Trust, Series 2004-I, Class 3A2
3.77%, 10/25/34†g	167,025	169,212
Bear Stearns ALT-A Trust, Series 2004-10, Class 2A1 (Floating, ICE LIBOR USD 1M + 0.66%, 0.33% Floor, 11.50% Cap),
2.53%, 09/25/34†	967,867	948,197
Bear Stearns ALT-A Trust, Series 2004-13, Class A1 (Floating, ICE LIBOR USD 1M + 0.74%, 0.37% Floor, 11.50% Cap),
2.61%, 11/25/34†	49,910	50,047
Bear Stearns ARM Trust, Series 2003-8, Class 4A1
3.76%, 01/25/34†g	163,608	165,346
Bear Stearns ARM Trust, Series 2004-5, Class 2A
3.88%, 07/25/34†g	155,771	154,904

	Par	Value
Bear Stearns ARM Trust, Series 2004-7, Class 4A
3.80%, 10/25/34†g	$3,567	$3,567
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM
5.51%, 01/12/45	241,415	245,722
BX Trust, Series 2017-APPL, Class A
(Floating, LIBOR USD 1M + 0.88%, 0.88% Floor), 2.66%, 07/15/34 144A†	2,170,496	2,181,141
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A
3.53%, 10/15/34 144A	585,000	591,128
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.37%, 06/15/50	1,500,000	1,504,308
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class B
3.21%, 04/10/28 144A	850,000	844,265
CGDB Commercial Mortgage Trust, Series 2017-BIO, Class A
(Floating, LIBOR USD 1M + 0.75%, 0.75% Floor), 2.53%, 05/15/30 144A†	770,000	771,420
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor, 11.50% Cap), 2.41%, 02/25/35†	89,965	86,230
Citigroup Commercial Mortgage Trust, Series 2015-SHP2, Class A
(Floating, LIBOR USD 1M + 1.28%, 1.28% Floor), 3.06%, 07/15/27 144A†	1,035,000	1,035,863
CLNS Trust, Series 2017-IKPR, Class A
(Floating, LIBOR USD 1M + 0.80%, 0.80% Floor), 2.54%, 06/11/32 144A†	420,000	420,812
COMM Mortgage Trust, Series 2012-CR4, Class ASB
2.44%, 10/15/45	663,142	656,426
COMM Mortgage Trust, Series 2013-CR12, Class A2
2.90%, 10/10/46	2,055,000	2,057,474
COMM Mortgage Trust, Series 2013-SFS, Class A1
1.87%, 04/12/35 144A	424,805	410,416
COMM Mortgage Trust, Series 2014-CR17, Class ASB
3.60%, 05/10/47	1,525,000	1,556,577
COMM Mortgage Trust, Series 2014-PAT, Class A
(Floating, LIBOR USD 1M + 0.80%, 0.80% Floor), 2.52%, 08/13/27 144A†	100,000	100,034
COMM Mortgage Trust, Series 2014-TWC, Class A
(Floating, LIBOR USD 1M + 0.85%, 0.85% Floor), 2.57%, 02/13/32 144A†	1,728,000	1,730,350

38	See Notes to Schedules of Investments.

	Par	Value
COMM Mortgage Trust, Series 2014-UBS3, Class ASB
3.37%, 06/10/47	$875,000	$884,028
COMM Mortgage Trust, Series 2014-UBS5, Class ASB
3.55%, 09/10/47	390,000	396,495
COMM Mortgage Trust, Series 2015-CR24, Class ASB
3.45%, 08/10/48	480,000	486,171
COMM Mortgage Trust, Series 2015-CR25, Class ASB
3.54%, 08/10/48	1,160,000	1,178,070
COMM Mortgage Trust, Series 2015-LC21, Class XA
0.84%, 07/10/48†g IO	6,702,903	256,926
COMM Trust, Series 2013-GAM, Class A1
1.71%, 02/10/28 144A	557,948	547,068
Core Industrial Trust, Series 2015-TEXW, Class A
3.08%, 02/10/34 144A	1,450,000	1,451,470
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA
1.81%, 01/15/49†g IO	992,225	99,568
CSMC Trust Series 2017-1
4.50%, 03/25/21	536,497	522,534
CSMC Trust, Series 2013-IVR2, Class AD
1.55%, 04/25/43 144A	678,753	656,515
Deutsche Alt-B Securities Mortgage Loan Trust Series, Series 2006-AB4, Class A6A1 (Step to 5.64% on 05/25/18),
5.87%, 10/25/36 STEP	235,715	224,256
Deutsche Alt-B Securities Mortgage Loan Trust Series, Series 2006-AB4, Class A6A2 (Step to 5.64% on 05/25/18),
5.89%, 10/25/36 STEP	235,715	224,253
Fannie Mae Connecticut Avenue Securities, Series 2013-C01
(Floating, ICE LIBOR USD 1M + 2.00%), 3.87%, 10/25/23†	128,051	128,775
Fannie Mae Connecticut Avenue Securities, Series 2014-C02
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 2.82%, 05/25/24†	197,383	197,990
Fannie Mae Connecticut Avenue Securities, Series 2016-C02
(Floating, ICE LIBOR USD 1M + 2.15%), 4.02%, 09/25/28†	239,604	241,416
Fannie Mae Connecticut Avenue Securities, Series 2016-C05
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 3.22%, 01/25/29†	381,465	383,242
Fannie Mae Connecticut Avenue Securities, Series 2017-C02
(Floating, ICE LIBOR USD 1M + 1.15%), 3.02%, 09/25/29†	716,630	721,656

	Par	Value
Fannie Mae Connecticut Avenue Securities, Series 2017-C04
(Floating, ICE LIBOR USD 1M + 0.85%), 2.72%, 11/25/29†	$832,401	$835,864
Fannie Mae Connecticut Avenue Securities, Series 2018-C01
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 2.47%, 07/25/30†	3,179,177	3,178,765
FDIC Guaranteed Notes Trust, Series 2010-S4, Class A
(Floating, LIBOR USD 1M + 0.72%, 0.72% Floor, 8.00% Cap), 2.41%, 12/04/20 144A†	941,052	942,874
Federal Home Loan Mortgage Corporation
5.00%, 01/01/19	10,176	10,333
5.00%, 02/01/19	13,647	13,875
5.00%, 12/01/19	46,212	46,968
5.50%, 05/01/22	147,909	151,177
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 13.10% Cap), 3.35%, 07/01/27†	5,205	5,474
2.50%, 11/01/27	1,679,900	1,657,923
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 10.99% Cap), 3.49%, 11/01/31†	37,309	39,221
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 10.90% Cap), 3.05%, 04/01/32†	6,253	6,546
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.04%, 9.73% Cap), 2.99%, 06/01/33†	476,811	501,288
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 9.49% Cap), 3.50%, 10/01/34†	92,825	97,738
(Floating, ICE LIBOR USD 1Y + 1.75%, 10.79% Cap), 3.59%, 08/01/35†	373,575	393,291
(Floating, ICE LIBOR USD 1Y + 1.35%, 10.29% Cap), 3.10%, 09/01/35†	177,336	183,343
(Floating, ICE LIBOR USD 1Y + 1.63%, 10.89% Cap), 3.38%, 10/01/35†	200,384	209,154
(Floating, ICE LIBOR USD 1Y + 1.52%, 11.98% Cap), 3.40%, 04/01/36†	296,557	307,964
Federal Home Loan Mortgage Corporation REMIC, Series 3228
(Floating, LIBOR USD 1M + 0.50%, 0.50% Floor, 6.50% Cap), 2.28%, 10/15/36†	1,745,049	1,754,712
Federal Home Loan Mortgage Corporation REMIC, Series 3710
4.00%, 08/15/25 STEP	168,797	177,276
Federal Home Loan Mortgage Corporation REMIC, Series 3959
4.50%, 11/15/41	419,352	439,132

See Notes to Schedules of Investments.	39

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 3986
4.50%, 09/15/41	$462,439	$484,637
Federal Home Loan Mortgage Corporation REMIC, Series 4274
3.50%, 10/15/35	384,375	392,313
Federal Home Loan Mortgage Corporation REMIC, Series 4390
3.50%, 06/15/50	504,845	512,939
Federal Home Loan Mortgage Corporation REMIC, Series 4446
3.50%, 12/15/50	979,763	992,736
Federal Home Loan Mortgage Corporation REMIC, Series 4459
3.00%, 08/15/43	717,113	711,755
Federal Home Loan Mortgage Corporation REMIC, Series 4482
3.00%, 06/15/42	405,303	405,625
Federal Home Loan Mortgage Corporation REMIC, Series 4493
3.00%, 02/15/44	545,543	547,640
Federal Home Loan Mortgage Corporation REMIC, Series 4494
3.75%, 10/15/42	663,360	681,483
Federal Home Loan Mortgage Corporation REMIC, Series 4593
4.00%, 04/15/54	1,199,255	1,245,067
Federal National Mortgage Association
5.00%, 07/01/19	9,430	9,583
5.00%, 05/01/21	48,943	49,740
5.00%, 11/01/21	27,417	27,863
3.74%, 09/01/23	2,802,180	2,877,786
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.99%, 10.58% Cap), 3.10%, 12/01/24† CONV	10,607	10,799
2.50%, 12/01/27	986,950	975,199
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.22%, 11.65% Cap), 3.38%, 09/01/31†	48,657	50,580
2.50%, 10/01/31	936,175	918,087
2.50%, 11/01/31	1,857,433	1,821,544
2.50%, 01/01/32	17,454	17,131
(Floating, ICE LIBOR USD 1M + 1.30%, 11.27% Cap), 2.80%, 08/01/32†	403,209	411,698
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.21%, 9.67% Cap), 3.56%, 12/01/32†	342,367	361,022
(Floating, ICE LIBOR USD 6M + 1.88%, 9.29% Cap), 3.22%, 04/01/33†	83,747	86,672
2.50%, 04/18/33 TBA	8,480,000	8,309,739
3.00%, 04/18/33 TBA	6,000,000	5,992,656
3.50%, 04/18/33 TBA	2,675,000	2,727,409
4.00%, 04/18/33 TBA	545,000	560,404
4.50%, 04/18/33 TBA	510,000	513,338

	Par	Value
(Floating, ICE LIBOR USD 1Y + 1.45%, 9.61% Cap), 3.22%, 06/01/33†	$50,763	$53,734
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.41%, 9.39% Cap), 3.41%, 06/01/33†	36,455	38,322
(Floating, ICE LIBOR USD 1Y + 1.80%, 9.25% Cap), 3.56%, 10/01/33†	100,748	106,149
(Floating, ICE LIBOR USD 1Y + 1.42%, 10.02% Cap), 3.17%, 09/01/34†	63,601	66,193
(Floating, ICE LIBOR USD 1Y + 1.42%, 9.89% Cap), 3.17%, 09/01/34†	81,415	84,719
(Floating, ICE LIBOR USD 1Y + 1.33%, 9.84% Cap), 3.08%, 10/01/34†	87,712	90,904
(Floating, ICE LIBOR USD 1Y + 1.48%, 10.13% Cap), 3.23%, 10/01/34†	106,495	111,009
(Floating, ICE LIBOR USD 1Y + 1.66%, 10.15% Cap), 3.48%, 02/01/35†	172,646	180,733
(Floating, ICE LIBOR USD 1Y + 1.74%, 10.69% Cap), 3.49%, 09/01/35†	191,453	200,381
(Floating, ICE LIBOR USD 1Y + 1.74%, 11.16% Cap), 3.49%, 12/01/35†	8,078	8,212
(Floating, ICE LIBOR USD 1Y + 1.73%, 9.50% Cap), 3.53%, 05/01/38†	1,729,080	1,822,286
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 10.74% Cap), 2.40%, 08/01/42†	148,602	151,065
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 9.29% Cap), 2.40%, 08/01/42†	158,715	161,472
(Floating, ICE LIBOR USD 1Y + 1.74%, 8.47% Cap), 3.37%, 09/01/42†	768,608	783,951
(Floating, ICE LIBOR USD 1Y + 1.70%, 7.72% Cap), 2.72%, 07/01/43†	1,254,386	1,260,243
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 8.49% Cap), 2.40%, 07/01/44†	160,891	163,754
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 9.71% Cap), 2.40%, 10/01/44†	132,100	134,367
(Floating, ICE LIBOR USD 1Y + 1.59%, 7.68% Cap), 2.68%, 06/01/45†	1,402,400	1,403,285
Federal National Mortgage Association ACES, Series 2015-M4
0.55%, 07/25/22†g IO	21,223,457	406,304
Federal National Mortgage Association ACES, Series 2016-M6
1.79%, 06/25/19	524,177	521,724

40	See Notes to Schedules of Investments.

	Par	Value
Federal National Mortgage Association REMIC, Series 2004-80
4.00%, 11/25/19	$4,767	$4,775
Federal National Mortgage Association REMIC, Series 2006-98
(Floating, LIBOR USD 1M + 0.43%, 0.43% Floor, 7.00% Cap), 2.30%, 10/25/36†	254,545	255,895
Federal National Mortgage Association REMIC, Series 2007-100
(Floating, LIBOR USD 1M + 0.55%, 0.55% Floor, 7.00% Cap), 2.42%, 10/25/37†	473,727	477,731
Federal National Mortgage Association REMIC, Series 2010-72
(Floating, LIBOR USD 1M + 0.72%, 0.72% Floor, 6.50% Cap), 2.59%, 07/25/40†	1,147,309	1,166,922
Federal National Mortgage Association REMIC, Series 2011-48
4.00%, 06/25/26 STEP	259,027	271,594
Federal National Mortgage Association REMIC, Series 2011-87
(Floating, LIBOR USD 1M + 0.55%, 0.55% Floor, 6.50% Cap), 2.42%, 09/25/41†	1,328,735	1,342,283
Federal National Mortgage Association REMIC, Series 2012-79
(Floating, LIBOR USD 1M + 0.45%, 0.45% Floor, 6.50% Cap), 2.32%, 07/25/42†	342,636	345,429
Federal National Mortgage Association REMIC, Series 2015-38
(Floating, LIBOR USD 1M + 0.31%, 0.31% Floor), 1.88%, 06/25/55†	500,342	500,643
Federal National Mortgage Association REMIC, Series 2016-11
(Floating, LIBOR USD 1M + 0.50%, 0.50% Floor), 2.07%, 03/25/46†	2,578,326	2,579,191
Federal National Mortgage Association REMIC, Series 2016-40
(Floating, LIBOR USD 1M + 0.45%, 0.45% Floor), 2.02%, 07/25/46†	3,074,607	3,071,276
FHLMC Multifamily Structured Pass Through Certificates, Series KIR2
2.75%, 03/25/27	474,059	468,803
FHLMC Multifamily Structured Pass Through Certificates, Series KJ18
3.07%, 08/25/22	390,000	392,992

	Par	Value
FHLMC Multifamily Structured Pass Through Certificates, Series KW01
0.98%, 01/25/26†g IO	$2,663,635	$161,946
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-HQA3
(Floating, ICE LIBOR USD 1M + 0.55%), 2.42%, 04/25/30†	965,287	965,417
FHLMC Structured Pass-Through Certificates, Series T-56
(Floating, LIBOR USD 1M + 1.00%, 1.00% Floor, 8.50% Cap), 2.87%, 05/25/43†	514,871	526,847
FHLMC Structured Pass-Through Certificates, Series T-61
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 2.60%, 07/25/44†	693,489	695,994
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
3.34%, 06/25/34†g	197,267	196,374
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 10.50% Cap), 2.21%, 08/19/34†	664,213	662,214
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1
(Floating, LIBOR USD 1M + 1.30%, 1.30% Floor), 3.14%, 12/15/34 144A†	285,277	285,493
GE Commercial Mortgage Corporation Trust, Series 2007-C1, Class A1A
5.48%, 12/10/49	92,547	93,008
Gosforth Funding PLC, Series 2016-1A, Class A1B
(Floating, ICE LIBOR GBP 3M + 0.60%), 1.15%, 02/15/58 144A†	559,670	787,728
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 2.00% Floor, 12.00% Cap), 2.63%, 06/20/21†	994	1,006
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 0.50% Floor, 10.50% Cap), 2.38%, 03/20/22†	59,614	60,803
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 2.38%, 03/20/22†	7,436	7,601
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 2.38%, 01/20/23†	12,047	12,420

See Notes to Schedules of Investments.	41

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 10.00% Cap), 2.63%, 05/20/24†	$25,256	$25,872
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 2.75%, 07/20/25†	33,934	34,849
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.00% Floor, 11.00% Cap), 2.75%, 08/20/25†	9,773	10,040
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.00% Floor, 11.00% Cap), 3.13%, 11/20/25†	34,183	35,143
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.13%, 12/20/26†	48,700	50,186
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.00% Floor, 11.00% Cap), 2.75%, 07/20/27†	1,127	1,163
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 10.00% Cap), 3.13%, 10/20/27†	17,906	18,481
8.50%, 10/15/29	21,283	21,728
8.50%, 03/15/30	462	464
8.50%, 04/15/30	4,257	4,315
8.50%, 05/15/30	57,587	59,547
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 2.63%, 05/20/30†	27,569	28,582
8.50%, 07/15/30	43,314	45,448
8.50%, 08/15/30	4,992	5,069
8.50%, 11/15/30	6,970	7,244
8.50%, 12/15/30	25,682	28,800
8.50%, 02/15/31	15,357	15,894
Government National Mortgage Association, Series 2000-9
(Floating, LIBOR USD 1M + 0.60%, 0.60% Floor, 9.00% Cap), 2.39%, 02/16/30†	47,366	47,823
Government National Mortgage Association, Series 2007-30
(Floating, LIBOR USD 1M + 0.30%, 0.30% Floor, 6.50% Cap), 2.12%, 05/20/37†	135,026	134,708
Government National Mortgage Association, Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 10.50% Cap), 2.17%, 02/20/61†	1,193,555	1,198,541
Government National Mortgage Association, Series 2012-102
3.50%, 08/20/39	1,500,000	1,510,553
Government National Mortgage Association, Series 2013-H13
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%, 0.45% Floor, 15.00% Cap), 2.24%, 05/20/63†	1,885,574	1,891,825

	Par	Value
Government National Mortgage Association, Series 2016-H07
(Floating, ICE LIBOR USD 1M + 0.77%, 0.77% Floor), 2.34%, 02/20/66†	$1,013,321	$1,019,391
Government National Mortgage Association, Series 2016-H22
(Floating, ICE LIBOR USD 1M + 0.77%, 0.77% Floor, 7.50% Cap), 2.34%, 10/20/66†	2,428,780	2,458,128
Government National Mortgage Association, Series 2017-H09
(Floating, ICE LIBOR USD 1Y + 0.75%, 0.75% Floor, 7.50% Cap), 2.55%, 04/20/67†	2,967,836	3,063,160
Government National Mortgage Association, Series 2017-H10
(Floating, ICE LIBOR USD 1Y + 0.75%, 0.75% Floor, 7.50% Cap), 2.55%, 04/20/67†	3,419,484	3,529,008
GRACE Mortgage Trust, Series 2014-GRCE, Class A
3.37%, 06/10/28 144A	1,250,000	1,263,922
GreatWolf Trust, Series 2017-WOLF, Class A
(Floating, LIBOR USD 1M + 0.85%, 1.00% Floor), 2.78%, 09/15/34 144A†	390,000	390,777
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor, 10.50% Cap), 2.41%, 11/25/45†	154,014	137,088
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 2.05%, 01/25/37†	462,454	436,103
GS Mortgage Securities Trust, Series 2013-GC13, Class AAB
3.72%, 07/10/46	2,700,000	2,752,396
GSR Mortgage Loan Trust, Series 2004-11, Class 5A1
3.84%, 09/25/34†g	219,521	224,472
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
3.61%, 09/25/35†g	149,462	153,011
Impac CMB Trust, Series 2003-1, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.80%, 0.40% Floor, 11.95% Cap), 2.67%, 03/25/33†	94,712	94,185
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, ICE LIBOR USD 1M + 0.19%, 0.19% Floor), 2.06%, 09/25/46†	545,680	506,813
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2
(Floating, ICE LIBOR USD 1M + 0.27%, 0.27% Floor), 2.14%, 06/25/37†	275,044	212,307

42	See Notes to Schedules of Investments.

	Par	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A3
4.11%, 07/15/46 144A	$833,528	$833,763
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4
3.48%, 06/15/45	1,310,000	1,321,854
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4FX
3.48%, 06/15/45 144A	800,000	807,239
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class ASB
2.55%, 04/15/46	1,311,327	1,297,352
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class XA
0.81%, 12/15/49†g IO	1,981,771	85,232
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
3.70%, 02/25/35†g	40,297	40,047
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.50%, 03/25/43 144A	199,286	195,585
JP Morgan Mortgage Trust, Series 2016-2, Class A1
2.70%, 06/25/46 144A†g	1,079,143	1,075,127
JP Morgan Mortgage Trust, Series 2017-1, Class A4
3.50%, 01/25/47 144A	1,119,867	1,127,041
JP Morgan Mortgage Trust, Series 2017-1, Class A5
3.50%, 01/25/47 144A	969,489	975,700
JP Morgan Mortgage Trust, Series 2017-3, Class 1A6
3.00%, 08/25/47 144A	2,747,126	2,752,928
JP Morgan Mortgage Trust, Series 2017-5, Class A1A
3.00%, 10/26/48 144A	2,601,581	2,596,630
JP Morgan Mortgage Trust, Series 2018-1, Class A5
3.50%, 06/25/48 144A†g	974,955	977,240
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB
3.66%, 09/15/47	365,000	371,844
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A3
3.38%, 09/15/50	1,500,000	1,497,588
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM
6.11%, 07/15/40	415,625	415,293
LSTAR Commercial Mortgage Trust, Series 2017-5, Class A1
2.42%, 03/10/50 144A	2,407,218	2,377,706
Luminent Mortgage Trust, Series 2006-7, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.17%, 0.17% Floor, 10.50% Cap), 2.04%, 12/25/36†	531,112	476,348

	Par	Value
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 3A1
3.53%, 12/25/33†g	$207,178	$208,440
Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2006-1, Class 2A1
3.29%, 02/25/36†g	299,240	300,869
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class ASB
3.82%, 10/15/46	1,500,000	1,537,056
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AAB
2.66%, 05/15/46	300,000	298,218
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class ASB
3.62%, 10/15/47	520,000	529,538
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB
3.04%, 04/15/48	2,000,000	1,994,395
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA
0.77%, 12/15/49†g IO	1,980,288	98,083
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A
3.35%, 07/13/29 144A	815,000	823,055
National Rmbs Trust, Series 2012-2, Class A1
(Floating, Australian BBSW 1M + 1.10%), 2.89%, 06/20/44†	156,515	120,974
NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A
(Floating, LIBOR USD 1M + 0.53%, 0.53% Floor, 8.00% Cap), 2.15%, 03/09/21†	779,209	777,631
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1
4.00%, 04/25/57 144A	2,179,474	2,222,502
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1
4.00%, 05/25/57 144A	2,269,905	2,318,641
RAIT Trust, Series 2017-FL7, Class A
(Floating, LIBOR USD 1M + 0.95%, 0.95% Floor), 2.73%, 06/15/37 144A†	376,786	377,231
Resource Capital Corporation, Ltd., Series 2017-CRE5, Class A
(Floating, LIBOR USD 1M + 0.80%), 2.59%, 07/15/34 144A†	512,092	512,406
RFMSI Trust, Series 2003-S9, Class A1
6.50%, 03/25/32	7,464	7,699
Sequoia Mortgage Trust 2017-CH1 A2
3.50%, 08/25/47 144A	779,362	782,785
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.87%, 01/25/42	93,457	94,163

See Notes to Schedules of Investments.	43

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.45%, 02/25/43	$247,052	$239,258
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.55%, 04/25/43	401,694	384,400
Sequoia Mortgage Trust, Series 2017-CH1, Class A11
3.50%, 08/25/47 144A	1,340,032	1,346,027
Sequoia Mortgage Trust, Series 2017-CH2, Class A10
4.00%, 12/25/47 144A	1,306,859	1,328,014
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Class 3A1
3.64%, 08/25/34†g	305,822	302,374
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2
(Floating, LIBOR USD 1M + 0.30%, 0.30% Floor), 1.92%, 09/25/34†	75,652	71,189
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor, 11.00% Cap), 2.06%, 07/19/35†	70,331	67,503
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A
(Floating, ICE LIBOR USD 1M + 0.28%, 0.28% Floor, 10.50% Cap), 2.15%, 02/25/36†	427,931	408,366
TBW Mortgage-Backed Trust, Series 2007-2, Class A6A (Step to 4.88% on 05/25/18),
6.01%, 07/25/37 STEP	284,653	210,430
TORRENS Trust, Series 2013-1, Class A
(Floating, Australian BBSW 1M + 0.95%), 2.72%, 04/12/44†	797,726	612,982
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A
(Floating, LIBOR USD 1M + 1.35%, 1.35% Floor), 3.13%, 06/15/29 144A†	210,000	210,452
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 2.68%, 06/25/42†	10,917	10,547
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR8, Class A
3.22%, 08/25/33†g	233,185	236,970
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A
(Floating, ICE LIBOR USD 1M + 0.31%, 0.31% Floor, 10.50% Cap), 2.18%, 01/25/45†	412,428	410,782

	Par	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19, Class 1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.74%, 0.74% Floor), 2.02%, 01/25/47†	$402,805	$373,550
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5, Class A12A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.98%, 0.98% Floor), 2.26%, 06/25/46†	781,455	787,813
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 1A1
3.25%, 02/25/37†g	301,777	277,383
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5, Class 2A1
3.05%, 05/25/37†g	361,199	307,664
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7, Class 2A1
3.16%, 07/25/37†g	958,298	801,694
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA5, Class A1B
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.84%, 0.84% Floor), 2.12%, 05/25/47†	107,790	20,635
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1
3.35%, 11/15/43 144A	460,497	463,830
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB
3.48%, 08/15/50	940,000	952,512
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL
(Floating, LIBOR USD 1M + 1.55%, 1.55% Floor), 3.33%, 01/15/59 144A†	2,000,000	2,105,610
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-EE, Class 2A1
3.48%, 12/25/34†g	171,975	175,480
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1
3.67%, 08/25/33†g	33,847	34,588
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class ASB
3.39%, 08/15/47	775,000	783,790
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class ASB
3.52%, 03/15/47	650,000	658,895

Total Mortgage-Backed Securities (Cost $164,473,786)		162,842,565

44	See Notes to Schedules of Investments.

	Par	Value
MUNICIPAL BONDS — 1.6%
California Earthquake Authority, Revenue Bond
2.81%, 07/01/19	$1,092,000	$1,090,296
New York City Transitional Finance Authority Future Tax Secured, Revenue Bond
1.90%, 02/01/20	4,560,000	4,521,673
North Texas Higher Education Authority, Inc., Series 2011-1
(Floating, ICE LIBOR USD 3M + 1.10%, 1.10% Floor, 15.00% Cap), 2.80%, 04/01/40†	1,906,792	1,933,249
State of California, General Obligation, Series B
(Floating, ICE LIBOR USD 1M + 0.00%), 2.08%, 12/01/31†	3,000,000	3,036,795
State of California, General Obligation, Series C
(Floating, ICE LIBOR USD 1M + 0.00%), 2.45%, 04/01/47†	1,500,000	1,511,610
State of Texas, General Obligation, Series C-2
(Floating, ICE LIBOR USD 1M + 0.00%), 2.28%, 06/01/19†	2,455,000	2,455,565

Total Municipal Bonds (Cost $14,506,347)		14,549,188

	Number of Contracts	Notional Amount
PURCHASED OPTION — 0.0%
Call Swaption — 0.0%
Pay 3-Month LIBOR (Quarterly); Receive 2.5% (Semiannually): Interest Rate Swap Maturing 6/5/2020 USD, Strike Price $2.50, Expires 06/01/18 (MSCS) (Premiums received $70,697)	1	$55,900,000	39,806

		Par
U.S. TREASURY OBLIGATIONS — 26.4%
U.S. Treasury Bills
1.44%, 04/19/18Ω		$4,500,000	4,496,540
1.29%, 09/13/18Ω		2,500,000	2,478,886

			6,975,426

U.S. Treasury Notes
1.25%, 11/30/18		5,000,000	4,975,098
1.38%, 02/28/19		8,000,000	7,946,560
1.50%, 02/28/19		4,400,000	4,376,022
1.50%, 03/31/19		15,000,000	14,908,297
1.25%, 08/31/19‡‡		16,670,000	16,446,972
1.50%, 10/31/19Δ‡‡		132,530,000	130,997,622
2.00%, 01/31/20Δ		19,280,000	19,190,001
2.25%, 02/29/20		3,000,000	2,998,887

		Par	Value
2.25%, 03/31/20		$14,500,000	$14,494,055
2.25%, 02/15/21Δ‡‡		14,345,000	14,291,766
2.38%, 05/15/27		7,200,000	6,986,671

			237,611,951

Total U.S. Treasury Obligations (Cost $245,042,948)			244,587,377

		Shares
MONEY MARKET FUNDS — 5.0%
GuideStone Money Market Fund (Investor Class)¥		40,405,002	40,405,002
Northern Institutional Liquid Assets Portfolio§		5,525,724	5,525,724
Northern Institutional U.S. Government Portfolio		487,582	487,582

Total Money Market Funds (Cost $46,418,308)			46,418,308

TOTAL INVESTMENTS — 107.5% (Cost $1,001,868,604)			996,928,198

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Call Option — (0.0)%
Australian Dollar vs. U.S. Dollar, Strike Price $0.79, Expires 05/25/18 (BNP)	1	$(4,200,000)	(10,700)

Call Swaptions — (0.0)%
Pay 2.35% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 2/25/2022 USD, Strike Price $2.35, Expires 02/21/20 (MSCS)	1	(40,520,000)	(153,414)
Pay 3-Month LIBOR (Quarterly); Receive 2.81% (Semiannually): Interest Rate Swap Maturing 6/5/2048 USD, Strike Price $2.81, Expires 06/01/18 (MSCS)	1	(5,600,000)	(105,711)

			(259,125)

See Notes to Schedules of Investments.	45

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Notional Amount	Value
Put Swaptions — (0.0)%
Pay 3-Month LIBOR (Quarterly); Receive 1.85% (Semiannually): Interest Rate Swap Maturing 2/25/2022 USD, Strike Price $3.35, Expires 02/21/20 (MSCS)	1	$(40,520,000)	$(134,517)
Pay 3-Month LIBOR (Quarterly); Receive 3.1% (Semiannually): Interest Rate Swap Maturing 3/4/2021 USD, Strike Price $3.10, Expires 02/28/19 (MSCS)	1	(44,495,000)	(87,239)
Sell Protection on Dow Jones CDX.NA.IG29 Index (Quarterly); Receive 1.00% (Quarterly): Credit Default Swap Maturing 12/20/2022 USD, Strike Price $0.80, Expires 05/16/18 (CS)	1	(2,380,000)	(562)
Sell Protection on Dow Jones CDX.NA.IG29 Index (Quarterly); Receive 1.00% (Quarterly): Credit Default Swap Maturing 12/20/2022 USD, Strike Price $0.80, Expires 05/16/18 (CS)	1	(2,350,000)	(555)
Sell Protection on Dow Jones CDX.NA.IG30 Index (Quarterly); Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2023 USD, Strike Price $0.80, Expires 05/16/18 (DEUT)	1	(800,000)	(189)
Sell Protection on Dow Jones CDX.NA.IG30 Index (Quarterly); Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2023 USD, Strike Price $0.85, Expires 06/20/18 (GSC)	1	(3,000,000)	(4,343)

	Number of Contracts	Notional Amount	Value
Sell Protection on Dow Jones CDX.NA.IG30 Index (Quarterly); Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2023 USD, Strike Price $0.90, Expires 06/20/18 (JPM)	1	$(1,700,000)	$(1,832)
Sell Protection on Dow Jones CDX.NA.IG30 Index (Quarterly); Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2023 USD, Strike Price $0.90, Expires 06/20/18 (BNP)	1	(2,600,000)	(2,802)
Sell Protection on Dow Jones CDX.NA.IG30 Index (Quarterly); Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2023 USD, Strike Price $0.90, Expires 06/20/18 (JPM)	1	(3,400,000)	(3,664)
Sell Protection on Dow Jones CDX.NA.IG30 Index (Quarterly); Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2023 USD, Strike Price $0.90, Expires 09/19/18 (BNP)	1	(1,400,000)	(1,508)

			(237,211)

Total Written Options (Premiums received $(509,291))			(507,036)

Liabilities in Excess of Other Assets — (7.5)%			(69,338,664)

NET ASSETS — 100.0%			$927,082,498

46	See Notes to Schedules of Investments.

Futures Contracts outstanding at March 31, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
Euro-Bund	06/2018	(22)	$(4,315,755)	GSC	$(59,170)
10-Year U.S. Treasury Note	06/2018	(72)	(8,722,125)	UBS	(66,970)
10-Year U.S. Treasury Note	06/2018	17	2,059,391	CITI	15,938
10-Year U.S. Ultra Note	06/2018	(3)	(481,406)	UBS	(15,815)
Ultra 10-Year U.S. Treasury Note	06/2018	(36)	(4,674,938)	UBS	(68,227)
Long GILT	06/2018	(46)	(7,926,558)	CITI	(123,661)
2-Year U.S. Treasury Note	06/2018	541	115,021,672	UBS	6,881
2-Year U.S. Treasury Note	06/2018	115	24,450,078	GSC	12,437
2-Year U.S. Treasury Note	06/2018	344	73,137,625	CITI	36,885
5-Year U.S. Treasury Note	06/2018	(683)	(78,176,820)	CITI	(269,117)
5-Year U.S. Treasury Note	06/2018	(375)	(42,922,852)	UBS	(133,641)
5-Year U.S. Treasury Note	06/2018	(45)	(5,150,742)	GSC	(25,313)
90-Day Eurodollar	12/2018	769	187,453,362	CITI	(719,875)
90-Day Eurodollar	12/2018	233	56,796,662	UBS	(125,550)
90-Day Bank Acceptance	03/2019	89	16,877,256	CITI	(23,054)
90-Day Bank Acceptance	06/2019	195	36,947,986	CITI	(479)
90-Day Eurodollar	06/2019	1,153	280,539,312	CITI	(53,478)
90-Day Bank Acceptance	09/2019	32	6,059,223	CITI	2,303
90-Day Eurodollar	12/2019	(233)	(56,627,737)	UBS	133,338
90-Day Eurodollar	12/2019	(769)	(186,895,837)	CITI	843,187

Total Futures Contracts outstanding at March 31, 2018			$403,447,797		$(633,381)

Forward Foreign Currency Contracts outstanding at March 31, 2018:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/04/18	U.S. Dollars	6,503,962	Canadian Dollars	8,208,000	HSBC	$132,521
05/02/18	U.S. Dollars	2,616,530	Japanese Yen	274,300,000	UBS	33,422
04/04/18	U.S. Dollars	3,082,525	Australian Dollars	3,986,000	UBS	21,073
05/03/18	U.S. Dollars	3,305,201	Euro	2,663,000	UBS	20,782
04/04/18	Canadian Dollars	1,807,000	U.S. Dollars	1,382,641	GSC	20,038
05/15/18	U.S. Dollars	1,589,163	New Zealand Dollars	2,173,000	DEUT	18,985
06/20/18	Canadian Dollars	939,774	Australian Dollars	930,000	HSBC	16,131
04/04/18	U.S. Dollars	3,292,925	Euro	2,663,000	GSC	15,302
06/20/18	Canadian Dollars	961,700	New Zealand Dollars	1,020,000	HSBC	10,660
04/04/18	U.S. Dollars	472,382	Australian Dollars	605,000	BNP	7,711
06/20/18	Japanese Yen	40,141,466	Swedish Kronor	3,100,000	BAR	5,752
06/20/18	Canadian Dollars	500,074	Euro	310,000	ANZ	4,965
05/03/18	U.S. Dollars	4,975,515	Canadian Dollars	6,401,000	JPM	3,942
06/20/18	Euro	600,000	Swiss Francs	701,804	BOA	3,532
06/20/18	New Zealand Dollars	510,000	Japanese Yen	38,803,809	ANZ	1,798
06/20/18	Euro	300,000	British Pounds	262,575	BAR	1,736
05/10/18	Mexican Pesos	2,456,000	U.S. Dollars	132,919	GSC	1,331
05/15/18	Norwegian Kroner	3,585,000	U.S. Dollars	456,777	DEUT	1,193
06/20/18	Norwegian Kroner	2,912,561	Euro	300,000	BOA	1,125
05/03/18	U.S. Dollars	83,138	British Pounds	59,000	BNP	246
06/20/18	New Zealand Dollars	514,275	Euro	300,000	BNP	159

Subtotal Appreciation						$322,404

See Notes to Schedules of Investments.	47

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
05/02/18	U.S. Dollars	446,030	Australian Dollars	581,000	CITI	$(215)
06/20/18	Swiss Francs	350,790	Euro	300,000	BOA	(1,884)
04/04/18	Canadian Dollars	6,401,000	U.S. Dollars	4,972,809	JPM	(4,048)
06/20/18	Euro	310,000	Canadian Dollars	501,081	NAB	(5,748)
06/20/18	Norwegian Kroner	2,795,376	British Pounds	260,000	BNP	(8,502)
04/04/18	U.S. Dollars	2,569,598	Japanese Yen	274,300,000	BNP	(8,937)
04/04/18	Australian Dollars	4,028,000	U.S. Dollars	3,104,639	JPM	(10,929)
04/09/18	U.S. Dollars	916,462	British Pounds	662,000	HSBC	(12,679)
05/10/18	U.S. Dollars	359,665	Mexican Pesos	6,822,189	HSBC	(13,248)
06/20/18	Swedish Kronor	6,037,936	Euro	600,000	NAB	(15,208)
04/04/18	Euro	2,663,000	U.S. Dollars	3,298,331	UBS	(20,708)
04/04/18	Japanese Yen	274,300,000	U.S. Dollars	2,611,759	UBS	(33,224)

Subtotal Depreciation						$(135,330)

Total Forward Foreign Currency Contracts outstanding at March 31, 2018						$187,074

48	See Notes to Schedules of Investments.

Swap agreements outstanding at March 31, 2018:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes — Buy Protection
Dow Jones CDX.NA.IG28 Index (Pay Quarterly; Receive Quarterly)	(1.00)%	06/20/22	ICE	USD	3,300,000	$(61,947)	$(77,910)	$15,963

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Day US Federal Fund Effective Rate (Pay Annual; Receive Annual)	1.70%	09/19/18	CME	USD	369,400,000	$163,907	$—	$163,907
1-Day US Federal Fund Effective Rate (Pay Annual; Receive Annual)	1.68%	09/19/18	CME	USD	307,900,000	153,017	—	153,017
1-Day US Federal Fund Effective Rate (Pay Annual; Receive Annual)	(1.79)%	09/19/18	CME	USD	298,600,000	65,411	—	65,411
1-Day US Federal Fund Effective Rate (Pay Annual; Receive Annual)	1.72%	09/19/18	CME	USD	113,500,000	42,539	—	42,539
MXN-TIIE-Banxico (Pay Lunar; Receive Lunar)	5.80%	09/06/21	CME	MXN	319,100,000	(867,730)	(1,138,519)	270,789
28-Day Mexico Interbank TIIE (Pay Lunar; Receive Lunar)	7.20%	12/03/21	CME	MXN	24,100,000	(8,443)	(8,364)	(79)
3-Month LIBOR (Pay Quarterly; Receive Semi-Annual)	1.50%	06/21/27	CME	USD	11,300,000	1,168,489	839,719	328,770
6-Month LIBOR (Pay Semi-annual; Receive Semi-annual)	(0.38)%	06/18/28	LCH	JPY	680,000,000	(42,365)	415	(42,780)

						$674,825	$(306,749)	$981,574

Total Swap agreements outstanding at March 31, 2018						$612,878	$(384,659)	$997,537

Forward Rate agreements outstanding at March 31, 2018:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Forward Rate Agreements
3-Month LIBOR (Pay upon termination; Receive upon termination)	1.95%	09/19/18	CME	USD	113,500,000	$(105,407)	$—	$(105,407)
3-Month LIBOR (Pay upon termination; Receive upon termination)	2.13%	09/19/18	CME	USD	298,600,000	(138,867)	—	(138,867)
3-Month LIBOR (Pay upon termination; Receive upon termination)	1.89%	09/19/18	CME	USD	307,900,000	(328,388)	—	(328,388)
3-Month LIBOR (Pay upon termination; Receive upon termination)	1.91%	09/19/18	CME	USD	369,400,000	(375,466)	—	(375,466)

Total Forward Rate agreements outstanding at March 31, 2018						$(948,128)	$—	$(948,128)

See Notes to Schedules of Investments.	49

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$12,306,849	$—	$12,306,849	$—
Asset-Backed Securities	152,785,292	—	152,785,292	—
Certificates of Deposit	4,689,430	—	4,689,430	—
Commercial Paper	16,088,109	—	16,088,109	—
Corporate Bonds	213,366,556	—	213,366,556	—	**
Foreign Bonds
Australia	8,885,745	—	8,885,745	—
Bermuda	276,481	—	276,481	—
Brazil	122,392	—	122,392	—
Canada	11,448,854	—	11,448,854	—
Chile	1,839,106	—	1,839,106	—
China	2,908,541	—	2,908,541	—
Denmark	666,663	—	666,663	—
Finland	872,452	—	872,452	—
France	7,376,384	—	7,376,384	—
Germany	9,114,837	—	9,114,837	—
Hong Kong	972,444	—	972,444	—
India	3,328,189	—	3,328,189	—
Ireland	11,947,414	—	11,947,414	—
Israel	1,507,665	—	1,507,665	—
Italy	693,507	—	693,507	—
Japan	11,346,954	—	11,346,954	—
Luxembourg	521,250	—	521,250	—
Malaysia	928,586	—	928,586	—
Netherlands	16,161,375	—	16,161,375	—
New Zealand	333,429	—	333,429	—
Norway	2,406,599	—	2,406,599	—
Peru	677,925	—	677,925	—
Qatar	900,022	—	900,022	—
Singapore	6,832,129	—	6,832,129	—
South Korea	4,301,606	—	4,301,606	—
Sweden	1,137,517	—	1,137,517	—
Switzerland	8,270,312	—	8,270,312	—
United Arab Emirates	1,633,110	—	1,633,110	—
United Kingdom	11,843,230	—	11,843,230	—
Money Market Funds	46,418,308	46,418,308	—	—
Mortgage-Backed Securities	162,842,565	—	162,842,565	—
Municipal Bonds	14,549,188	—	14,549,188	—
Purchased Option	39,806	—	39,806	—
U.S. Treasury Obligations	244,587,377	—	244,587,377	—

Total Assets — Investments in Securities	$996,928,198	$46,418,308	$950,509,890	$—	**

50	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Other Financial Instruments***
Forward Foreign Currency Contracts	$322,404	$—	$322,404	$—
Futures Contracts	1,050,969	1,050,969	—	—
Swap Agreements	1,593,363	—	1,593,363	—

Total Assets — Other Financial Instruments	$2,966,736	$1,050,969	$1,915,767	$—

Liabilities:
Investment in Securities
Written Options:
Call Option	$(10,700)	$—	$(10,700)	$—
Call Swaptions	(259,125)	—	(259,125)	—
Put Swaptions	(237,211)	—	(237,211)	—

Total Liabilities — Investment in Securities	$(507,036)	$—	$(507,036)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(135,330)	$—	$(135,330)	$—
Forward Rate Agreements	(948,128)	—	(948,128)	—
Futures Contracts	(1,684,350)	(1,684,350)	—	—
Swap Agreements	(980,485)	—	(980,485)	—

Total Liabilities — Other Financial Instruments	$(3,748,293)	$(1,684,350)	$(2,063,943)	$—

** Level 3 security has zero value.

*** Other financial instruments are derivative instruments, such as futures contracts and forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment and swap contracts, which are valued at the market value on the investment for this fund. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding”, “Forward Foreign Currency Contracts outstanding” and “Swap agreement outstanding” disclosures.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2018.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, mortgage-backed securities and swap agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2018.

See Notes to Schedules of Investments.	51

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2018 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 3.6%
Federal Home Loan Bank
3.38%, 12/08/23	$200,000	$206,797
2.13%, 02/11/20	270,000	268,930
Federal Home Loan Bank Discount Notes
1.44%, 04/05/18	1,770,000	1,769,757
1.44%, 04/11/18Ω	3,980,000	3,978,358
1.38%, 04/25/18Ω	6,180,000	6,173,483
1.63%, 04/26/18Ω	5,730,000	5,723,697
1.54%, 04/27/18Ω	4,880,000	4,874,408
1.62%, 05/03/18Ω	1,780,000	1,777,409
1.61%, 05/07/18Ω	2,010,000	2,006,764
1.51%, 05/09/18Ω	3,350,000	3,344,181
1.66%, 05/14/18Ω	2,610,000	2,604,854
1.47%, 05/15/18Ω	2,350,000	2,345,255
1.49%, 05/16/18Ω	2,170,000	2,165,518
1.66%, 05/17/18Ω	2,160,000	2,155,437
1.48%, 05/25/18Ω	2,040,000	2,034,925
1.52%, 06/14/18Ω	1,530,000	1,524,695
1.76%, 06/15/18Ω	2,860,000	2,849,947
Federal National Mortgage Association
2.51%, 10/09/19Ω	3,350,000	3,232,089
2.63%, 09/06/24	200,000	198,428
1.88%, 09/24/26	2,200,000	2,029,975
6.25%, 05/15/29	500,000	650,387
6.63%, 11/15/30	1,170,000	1,604,172
NCUA Guaranteed Notes
3.00%, 06/12/19	300,000	302,055
Tennessee Valley Authority
3.88%, 02/15/21	1,000,000	1,038,887

Total Agency Obligations (Cost $54,855,831)		54,860,408

ASSET-BACKED SECURITIES — 6.3%
Academic Loan Funding Trust, Series 2012-1A, Class A2
(Floating, ICE LIBOR USD 1M + 1.10%), 2.97%, 12/27/44 144A †	1,237,651	1,238,137
Access Group, Inc., Series 2015-1, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 2.57%, 07/25/56 144A †	317,297	317,892
AccessLex Institute, Series 2007-1, Class A4
(Floating, ICE LIBOR USD 3M + 0.06%, 0.06% Floor), 1.81%, 01/25/23†	455,342	446,164
Ares XXXIII CLO, Ltd., Series 2015-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.35%), 3.37%, 12/05/25 144A †	1,000,000	1,005,767

	Par	Value
Atlas Senior Loan Fund V Ltd, Series 2014-1A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.26%), 2.98%, 07/16/29 144A †	$1,400,000	$1,407,402
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A
2.97%, 03/20/24 144A	610,000	599,258
Bayview Opportunity Master Fund IVa Trust, Series 2018-RN3, Class A3
(Step to 4.67% on 03/28/20), 3.67%, 03/28/33 144A STEP	610,000	611,534
Bayview Opportunity Master Fund IVa Trust, Series 2018-SBR1, Class A1
(Step to 6.72% on 03/28/21), 3.72%, 02/28/33 144A STEP	1,915,045	1,917,056
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A2A
6.00%, 10/25/36	1,254,892	1,014,799
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A3A
6.50%, 10/25/36	2,263,218	1,781,137
Benefit Street Partners CLO II, Ltd., Series 2013-IIA, Class A1R
(Floating, ICE LIBOR USD 3M + 1.25%), 2.97%, 07/15/29 144A †	1,400,000	1,407,868
BlueMountain CLO, Ltd., Series 2012-2A, Class AR
(Floating, ICE LIBOR USD 3M + 1.42%, 1.42% Floor), 3.30%, 11/20/28 144A †	1,250,000	1,255,374
BlueMountain CLO, Ltd., Series 2014-2A, Class DR
(Floating, ICE LIBOR USD 3M + 3.00%), 4.74%, 07/20/26 144A †	1,250,000	1,251,670
BlueMountain CLO, Ltd., Series 2015-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.33%), 3.05%, 04/13/27 144A †	1,000,000	1,000,741
Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1
(Floating, LIBOR USD 1M + 0.45%), 2.23%, 02/15/22†	800,000	802,628
Carlyle Global Market Strategies CLO, Ltd., Series 2014-4, Class D
(Floating, ICE LIBOR USD 3M + 3.60%), 5.32%, 10/15/26 144A †	1,000,000	1,003,521
Catamaran CLO, Ltd., Series 2013-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.85%), 2.36%, 01/27/28 144A †	1,600,000	1,600,566

52	See Notes to Schedules of Investments.

	Par	Value
Cent CLO 21, Ltd., Series 2014-21A, Class A1BR
(Floating, ICE LIBOR USD 3M + 1.21%), 2.97%, 07/27/26 144A †	$500,000	$501,101
Chapel BV, Series 2007, Class A2
(Floating, Euribor 3M + 0.36%), 0.03%, 07/17/66(E) †	466,668	572,916
Community Funding CLO, Series 2015-1A, Class A
5.75%, 11/01/27 144A Y ††† STEP	860,000	859,090
CWHEQ Revolving Home Equity Loan Trust, Series 2005-F, Class 2A
(Floating, ICE LIBOR USD 1M + 0.24%, 0.24% Floor, 16.00% Cap), 2.02%, 12/15/35†	84,908	74,555
CWHEQ Revolving Home Equity Loan Trust, Series 2006-E, Class 2A
(Floating, ICE LIBOR USD 1M + 0.14%, 0.14% Floor, 16.00% Cap), 1.92%, 07/15/36†	241,309	225,591
ECMC Group Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.35%), 3.22%, 07/26/66 144A †	754,004	764,979
ECMC Group Student Loan Trust, Series 2017-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.20%), 3.07%, 12/27/66 144A †	1,867,175	1,895,320
ECMC Group Student Loan Trust, Series 2018-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.75%), 2.53%, 02/27/68 144A †	3,700,000	3,703,086
Edsouth Indenture No. 7 LLC, Series 2014-3, Class A
(Floating, ICE LIBOR USD 1M + 0.60%), 2.47%, 02/25/36 144A †	834,280	823,477
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 3.22%, 03/25/36 144A †	1,200,000	1,222,406
EFS Volunteer No. 3 LLC, Series 2012-1, Class A3
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 2.87%, 04/25/33 144A †	2,100,000	2,131,911
Financial Asset Securities Corporation AAA Trust, Series 2005-1A, Class 1A3B
(Floating, LIBOR USD 1M + 0.41%, 0.41% Floor), 2.29%, 02/27/35 144A †	912,268	835,948
Ford Credit Floorplan Master Owner Trust A, Series 2015-4, Class A2
(Floating, LIBOR USD 1M + 0.60%, 0.60% Floor), 2.38%, 08/15/20†	500,000	500,955

	Par	Value
GMACM Home Equity Loan Trust, Series 2007-HE3, Class 1A1
6.95%, 09/25/37	$18,131	$18,450
GMACM Home Equity Loan Trust, Series 2007-HE3, Class 2A1
6.80%, 09/25/37	80,344	82,458
Golden Credit Card Trust, Series 2016-5A, Class A
1.60%, 09/15/21 144A	900,000	886,834
Golden Credit Card Trust, Series 2017-2A, Class A
1.98%, 04/15/22 144A	500,000	492,222
GSAMP Trust, Series 2007-HS1, Class A1
(Floating, ICE LIBOR USD 1M + 0.85%, 0.85% Floor), 2.72%, 02/25/47†	366,783	364,892
Hertz Vehicle Financing II LP, Series 2015-1A, Class A
2.73%, 03/25/21 144A	350,000	347,451
Hertz Vehicle Financing II LP, Series 2017-1A, Class A
2.96%, 10/25/21 144A	1,560,000	1,548,646
Hertz Vehicle Financing II LP, Series 2017-1A, Class B
3.56%, 10/25/21 144A	1,030,000	1,030,119
Hertz Vehicle Financing II LP, Series 2018-1A, Class A
3.29%, 02/25/24 144A	1,820,000	1,798,804
Hertz Vehicle Financing II LP, Series 2018-1A, Class B
3.60%, 02/25/24 144A	580,000	575,195
Hertz Vehicle Financing II LP, Series 2018-1A, Class C
4.39%, 02/25/24 144A	580,000	574,100
Higher Education Funding I, Series 2014-1, Class A
(Floating, ICE LIBOR USD 3M + 1.05%, 1.05% Floor), 2.99%, 05/25/34 144A †	954,580	964,787
Invitation Homes Trust, Series 2015-SFR2, Class D
(Floating, LIBOR USD 1M + 2.30%, 2.30% Floor), 4.11%, 06/17/32 144A †	250,000	250,659
Jackson Mill CLO, Ltd., Series 2015-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.54%), 3.26%, 04/15/27 144A †	1,000,000	1,001,561
Kabbage Asset Securitization LLC, Series 2017-1, Class B
5.79%, 03/15/22 144A	1,240,000	1,274,928
LCM XXIII, Ltd., Series 23A, Class A1
(Floating, ICE LIBOR USD 3M + 1.40%), 3.14%, 10/20/29 144A †	1,000,000	1,018,618
Madison Park Funding XXX, Ltd., Series 2018-30A, Class A
(Floating, ICE LIBOR USD 3M + 0.75%, 0.75% Floor), 0.00%, 04/15/29 144A †	2,750,000	2,750,000

See Notes to Schedules of Investments.	53

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Mississippi Higher Education Assistance Corporation, Series 2014-1, Class A1
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 2.55%, 10/25/35†	$577,941	$578,356
Montana Higher Education Student Assistance Corporation, Series 2012-1, Class A3
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 2.87%, 07/20/43†	700,000	711,858
Navient Student Loan Trust, Series 2016-5A, Class A
(Floating, ICE LIBOR USD 1M + 1.25%), 3.12%, 06/25/65 144A †	1,871,058	1,919,819
Navient Student Loan Trust, Series 2016-7A, Class A
(Floating, ICE LIBOR USD 1M + 1.15%), 3.02%, 03/25/66 144A †	917,657	933,727
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 2.92%, 12/27/66 144A †	1,976,858	2,005,962
Navient Student Loan Trust, Series 2017-3A, Class A3
(Floating, ICE LIBOR USD 1M + 1.05%), 2.92%, 07/26/66 144A †	1,110,000	1,137,218
Navient Student Loan Trust, Series 2017-5A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 2.67%, 07/26/66 144A †	717,700	723,361
Nelnet Student Loan Trust, Series 2006-1, Class A6
(Floating, ICE LIBOR USD 3M + 0.45%, 0.45% Floor), 2.37%, 08/23/36 144A †	1,200,000	1,179,662
Nelnet Student Loan Trust, Series 2006-2, Class A5
(Floating, ICE LIBOR USD 3M + 0.10%), 1.85%, 01/25/30†	709,979	709,453
OHA Loan Funding, Ltd., Series 2015-1A, Class AR
(Floating, ICE LIBOR USD 3M + 1.41%), 3.25%, 08/15/29 144A †	1,000,000	1,016,767
OZLM XV, Ltd., Series 2016-15A, Class B
(Floating, ICE LIBOR USD 3M + 2.70%), 4.44%, 01/20/29 144A †	1,000,000	1,011,713
Panhandle-Plains Higher Education Authority, Inc., Series 2010-2, Class A1
(Floating, ICE LIBOR USD 3M + 1.13%, 18.00% Cap), 3.44%, 10/01/35†	305,462	307,586

	Par	Value
Park Place Securities, Inc. Pass-Through Trust Certificates, Series 2005-WCH1, Class M3
(Floating, ICE LIBOR USD 1M + 0.84%, 0.56% Floor), 2.71%, 01/25/36†	$74,078	$74,557
PHEAA Student Loan Trust, Series 2012-1A, Class A1
(Floating, ICE LIBOR USD 1M + 0.55%), 2.42%, 05/25/57 144A †	898,421	897,017
PHEAA Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 3.02%, 09/25/65 144A †	745,906	758,786
PHEAA Student Loan Trust, Series 2016-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.95%), 2.82%, 11/25/65 144A †	1,645,387	1,651,092
Prosper Marketplace Issuance Trust, Series 2017-1A, Class A
2.56%, 06/15/23 144A	423,575	423,833
RAMP Trust, Series 2005-EFC6, Class M2
(Floating, ICE LIBOR USD 1M + 0.65%, 0.43% Floor, 14.00% Cap), 2.52%, 11/25/35†	1,900,000	1,906,354
Saxon Asset Securities Trust, Series 2004-1, Class M1
(Floating, ICE LIBOR USD 1M + 0.80%, 0.53% Floor, 10.28% Cap), 2.67%, 03/25/35†	437,763	430,104
SBA Small Business Investment Cos., Series 2016-10A, Class 1
2.51%, 03/10/26	328,675	324,783
2.52%, 09/10/27	435,227	429,107
SBA Small Business Investment Cos., Series 2018-10A, Class 1
3.19%, 03/10/28	410,000	410,018
Scholar Funding Trust, Series 2010-A, Class A
(Floating, ICE LIBOR USD 3M + 0.75%), 2.51%, 10/28/41 144A †	284,879	285,105
SLC Student Loan Trust, Series 2005-3, Class A3
(Floating, ICE LIBOR USD 3M + 0.12%), 2.24%, 06/15/29†	848,633	845,010
SLM Private Education Loan Trust, Series 2010-A, Class 2A
(Floating, ICE LIBOR USD 1M + 3.25%, 3.25% Floor), 5.03%, 05/16/44 144A †	319,557	327,645
SLM Student Loan EDC Repackaging Trust, Series 2013-M1, Class M1
3.50%, 10/28/29 144A	135,825	132,135

54	See Notes to Schedules of Investments.

	Par	Value
SLM Student Loan Trust, Series 2003-7A, Class A5A
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 3.32%, 12/15/33 144A †	$895,462	$910,487
SLM Student Loan Trust, Series 2004-8A, Class A6
(Floating, ICE LIBOR USD 3M + 0.63%, 0.40% Floor), 2.38%, 01/25/40 144A †	600,000	601,218
SLM Student Loan Trust, Series 2005-4, Class A3
(Floating, ICE LIBOR USD 3M + 0.12%), 1.87%, 01/25/27†	148,461	148,141
SLM Student Loan Trust, Series 2005-5, Class A4
(Floating, ICE LIBOR USD 3M + 0.14%, 0.14% Floor), 1.89%, 10/25/28†	900,000	896,405
SLM Student Loan Trust, Series 2006-2, Class A5
(Floating, ICE LIBOR USD 3M + 0.11%), 1.86%, 07/25/25†	271,944	271,923
SLM Student Loan Trust, Series 2007-7, Class A4
(Floating, ICE LIBOR USD 3M + 0.33%), 2.08%, 01/25/22†	450,077	441,492
SLM Student Loan Trust, Series 2008-2, Class A3
(Floating, ICE LIBOR USD 3M + 0.75%), 2.50%, 04/25/23†	149,282	148,871
SLM Student Loan Trust, Series 2008-4, Class A4
(Floating, ICE LIBOR USD 3M + 1.65%), 3.40%, 07/25/22†	415,999	425,859
SLM Student Loan Trust, Series 2008-5, Class A4
(Floating, ICE LIBOR USD 3M + 1.70%, 1.70% Floor), 3.45%, 07/25/23†	1,628,076	1,671,801
SLM Student Loan Trust, Series 2008-6, Class A4
(Floating, ICE LIBOR USD 3M + 1.10%), 2.85%, 07/25/23†	886,091	893,021
SLM Student Loan Trust, Series 2008-8, Class A4
(Floating, ICE LIBOR USD 3M + 1.50%), 3.25%, 04/25/23†	400,000	410,172
SLM Student Loan Trust, Series 2008-9, Class A
(Floating, ICE LIBOR USD 3M + 1.50%), 3.25%, 04/25/23†	2,188,553	2,235,523
SoFi Consumer Loan Program, Series 2017-4, Class A
2.50%, 05/26/26 144A	795,342	786,315
Soundview Home Loan Trust, Series 2006-OPT2, Class A3
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 2.05%, 05/25/36†	575,055	574,802

	Par	Value
TCW ClO, Ltd., Series 2017-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.28%), 3.04%, 07/29/29 144A †	$1,500,000	$1,505,484
TIAA CLO II, Ltd., Series 2017-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.28%), 3.02%, 04/20/29 144A †	3,950,000	3,968,293
Upstart Securitization Trust, Series 2017-2, Class A
2.51%, 03/20/25 144A	338,786	337,825
Utah State Board of Regents, Series 2015-1, Class A
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 2.47%, 02/25/43†	545,305	546,679
Vibrant CLO VI, Ltd., Series 2017-6A, Class A
(Floating, ICE LIBOR USD 3M + 1.24%), 3.44%, 06/20/29 144A †	2,750,000	2,765,364
Voya CLO, Ltd., Series 2014-4A, Class A1R
(Floating, ICE LIBOR USD 3M + 0.95%), 2.67%, 10/14/26 144A †	2,000,000	1,999,966
Voya CLO, Ltd., Series 2017-3A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.23%), 2.97%, 07/20/30 144A †	4,150,000	4,188,511
Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE1, Class 2A3
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 2.05%, 04/25/36†	20,734	20,782

Total Asset-Backed Securities (Cost $94,206,579)		94,632,535

CERTIFICATES OF DEPOSIT — 0.6%
Barclays Bank PLC
1.94%, 09/04/18	300,000	299,325
Mitsubishi UFJ Trust & Banking Corporation
2.32%, 06/22/18	2,802,000	2,802,544
Norinchukin Bank
2.28%, 06/28/18	5,680,000	5,679,984

Total Certificates Of Deposit (Cost $8,782,000)		8,781,853

COMMERCIAL PAPER — 3.5%
Autozone, Inc.
2.16%, 04/10/18Ω	1,700,000	1,699,061
Dominion Energy, Inc.
2.04%, 04/17/18	1,700,000	1,698,345
2.60%, 06/22/18Ω	593,000	589,518

See Notes to Schedules of Investments.	55

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Eastman Chemical Co.
2.39%, 04/27/18Ω	$270,000	$269,528
Gotham Funding Corporation
2.34%, 06/25/18Ω	1,868,000	1,857,233
HP, Inc.
2.36%, 04/27/18Ω	1,046,000	1,044,073
JPMorgan Securities LLC
0.00%, 06/25/18	5,250,000	5,219,842
Kells Funding LLC
2.27%, 06/29/18Ω	1,868,000	1,857,087
Liberty Street Funding LLC
2.33%, 06/26/18Ω	2,808,000	2,791,957
Marriott International, Inc.
2.35%, 05/04/18Ω	1,227,000	1,224,188
MUFG Bank Ltd.
0.00%, 06/25/18	5,080,000	5,051,402
Natixis
0.00%, 06/25/18	5,120,000	5,092,078
Omnicom Capital, Inc.
2.17%, 05/04/18Ω	544,000	542,806
Potash Corporation of Saskatchewan, Inc.
2.57%, 05/31/18Ω	867,000	863,383
2.76%, 06/15/18Ω	940,000	935,002
Royal Bank of Canada
0.00%, 06/22/18	3,560,000	3,541,575
Schlumberger Holdings Corporation
2.57%, 05/29/18Ω	404,000	402,443
Sempra Energy
2.76%, 06/20/18Ω	987,000	981,363
Sheffield Receivables Co. LLC
2.25%, 06/11/18Ω	2,000,000	1,990,738
Southern Co.
2.22%, 04/10/18Ω	1,000,000	999,430
2.76%, 06/21/18Ω	862,000	857,008
Standard Chartered Bank
0.00%, 06/22/18	5,290,000	5,261,772
Suncor Energy, Inc.
2.37%, 05/07/18Ω	2,000,000	1,995,240
United Overseas Bank
2.41%, 07/27/18Ω	1,868,000	1,853,679
Versailles Commercial Paper LLC
2.39%, 07/09/18Ω	2,039,000	2,025,140
Victory Receivables Corporation
2.35%, 06/22/18Ω	1,868,000	1,857,670

Total Commercial Paper (Cost $52,505,559)		52,501,561

CORPORATE BONDS — 17.3%
21st Century Fox America, Inc.
3.70%, 09/15/24	625,000	630,767
6.15%, 03/01/37	175,000	217,375
6.65%, 11/15/37	150,000	196,160
ABB Finance USA, Inc.
4.38%, 05/08/42	40,000	41,989
Abbott Laboratories
3.75%, 11/30/26	260,000	259,083

	Par	Value
4.75%, 11/30/36	$170,000	$184,022
4.90%, 11/30/46Δ	210,000	231,171
AbbVie, Inc.
2.85%, 05/14/23Δ	1,650,000	1,599,832
3.60%, 05/14/25	140,000	138,188
AES Corporation
4.88%, 05/15/23	40,000	40,900
Aetna, Inc.
2.80%, 06/15/23	225,000	216,449
Allegion US Holding Co., Inc.
3.20%, 10/01/24Δ	400,000	388,964
Allison Transmission, Inc.
5.00%, 10/01/24 144A Δ	200,000	198,750
Amazon.com, Inc.
3.15%, 08/22/27 144A Δ	1,170,000	1,131,139
3.88%, 08/22/37 144A	160,000	159,975
4.95%, 12/05/44Δ	220,000	248,863
4.05%, 08/22/47 144A	890,000	894,513
American Campus Communities Operating Partnership LP REIT
3.75%, 04/15/23	525,000	525,479
American Express Credit Corporation
2.38%, 05/26/20	310,000	306,074
American International Group, Inc.
3.75%, 07/10/25	50,000	49,312
4.20%, 04/01/28Δ	800,000	812,371
(Variable, ICE LIBOR USD 3M + 2.06%), 6.25%, 03/15/87^	278,000	295,375
American Tower Corporation REIT
3.40%, 02/15/19Δ	200,000	200,756
3.38%, 10/15/26	1,500,000	1,406,095
Amgen, Inc.
2.13%, 05/01/20	70,000	68,811
3.63%, 05/22/24	50,000	50,404
4.66%, 06/15/51Δ	34,000	35,247
Anadarko Petroleum Corporation
4.85%, 03/15/21	290,000	301,580
3.45%, 07/15/24	95,000	92,359
5.55%, 03/15/26Δ	925,000	1,011,370
6.45%, 09/15/36	280,000	336,675
6.60%, 03/15/46	470,000	593,030
Anthem, Inc.
2.95%, 12/01/22	390,000	379,911
3.35%, 12/01/24	130,000	126,399
3.65%, 12/01/27	200,000	193,750
Apache Corporation
3.25%, 04/15/22	30,000	29,685
5.10%, 09/01/40	180,000	184,869
4.25%, 01/15/44Δ	1,300,000	1,196,707
Apple, Inc.
2.00%, 11/13/20Δ	260,000	255,570
2.40%, 05/03/23	350,000	338,798
2.45%, 08/04/26	720,000	668,187
2.90%, 09/12/27	600,000	571,836
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	234,297

56	See Notes to Schedules of Investments.

	Par	Value
AT&T, Inc.
(Floating, ICE LIBOR USD 3M + 0.65%), 2.37%, 01/15/20†	$900,000	$903,542
4.45%, 05/15/21Δ	80,000	82,827
3.00%, 02/15/22	170,000	168,052
3.00%, 06/30/22	475,000	466,930
4.45%, 04/01/24	725,000	749,256
3.95%, 01/15/25	125,000	125,107
3.40%, 05/15/25	1,680,000	1,621,290
4.13%, 02/17/26	175,000	175,709
4.25%, 03/01/27Δ	1,400,000	1,417,788
3.90%, 08/14/27	2,145,000	2,163,890
5.25%, 03/01/37	225,000	238,735
4.90%, 08/14/37	1,180,000	1,190,310
5.15%, 03/15/42	300,000	310,154
4.35%, 06/15/45	100,000	91,734
5.45%, 03/01/47	175,000	186,436
4.50%, 03/09/48	190,000	177,296
5.30%, 08/14/58	190,000	192,390
Bank of America Corporation
6.88%, 04/25/18	1,400,000	1,403,642
5.65%, 05/01/18	700,000	701,772
2.60%, 01/15/19	47,000	47,052
3.30%, 01/11/23	120,000	119,728
(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23 144A^	329,000	322,913
(Variable, ICE LIBOR USD 3M + 0.78%), 3.55%, 03/05/24^	530,000	532,549
4.00%, 04/01/24	420,000	429,522
4.20%, 08/26/24	390,000	396,445
(Variable, ICE LIBOR USD 3M + 3.71%), 6.25%, 09/05/24^	300,000	318,405
(Variable, ICE LIBOR USD 3M + 4.17%), 6.50%, 10/23/24^	150,000	161,453
4.00%, 01/22/25	440,000	439,524
(Variable, ICE LIBOR USD 3M + 1.09%), 3.09%, 10/01/25Δ^	2,200,000	2,116,903
4.45%, 03/03/26	420,000	429,760
3.50%, 04/19/26Δ	2,760,000	2,714,576
4.25%, 10/22/26	440,000	443,557
3.25%, 10/21/27	275,000	259,507
4.18%, 11/25/27	550,000	546,313
(Variable, ICE LIBOR USD 3M + 1.58%), 3.82%, 01/20/28^	575,000	568,701
(Variable, ICE LIBOR USD 3M + 1.51%), 3.71%, 04/24/28^	1,300,000	1,279,765
(Variable, ICE LIBOR USD 3M + 1.37%), 3.59%, 07/21/28^	1,360,000	1,322,481
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28 144A^	694,000	665,595
5.00%, 01/21/44	790,000	888,943
(Variable, ICE LIBOR USD 3M + 1.19%), 3.95%, 01/23/49Δ^	270,000	260,140
Barrick North America Finance LLC
4.40%, 05/30/21	138,000	142,655
5.70%, 05/30/41	150,000	171,332
Beacon Escrow Corporation
4.88%, 11/01/25 144A	80,000	76,600

	Par	Value
Becton Dickinson and Co.
4.67%, 06/06/47Δ	$75,000	$76,101
Becton, Dickinson and Co.
2.89%, 06/06/22	700,000	679,843
3.36%, 06/06/24Δ	855,000	824,071
3.73%, 12/15/24	171,000	168,381
4.69%, 12/15/44	345,000	348,605
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 144A	825,000	797,889
Blackstone CQP Holdco LP
6.50%, 03/20/21 144A	600,000	606,000
BMW US Capital LLC
1.85%, 09/15/21 144A	60,000	57,559
Boeing Capital Corporation
4.70%, 10/27/19	230,000	237,609
Boeing Co.
4.88%, 02/15/20Δ	50,000	52,154
6.63%, 02/15/38	210,000	287,361
Brighthouse Financial, Inc.
3.70%, 06/22/27 144AΔ	1,600,000	1,487,312
4.70%, 06/22/47 144A	310,000	285,192
Broadcom Corporation
3.00%, 01/15/22	550,000	540,164
2.65%, 01/15/23	225,000	214,460
3.13%, 01/15/25	220,000	208,282
3.88%, 01/15/27	940,000	915,913
Cardinal Health, Inc.
2.62%, 06/15/22	130,000	125,794
3.08%, 06/15/24	640,000	611,422
Catholic Health Initiatives
4.35%, 11/01/42	40,000	37,466
CCO Holdings LLC
5.13%, 05/01/27 144A	130,000	123,747
Celgene Corporation
2.25%, 08/15/21	270,000	261,343
3.55%, 08/15/22Δ	170,000	169,937
3.88%, 08/15/25	710,000	704,526
5.00%, 08/15/45	110,000	115,030
Centene Corporation
4.75%, 05/15/22	230,000	234,025
6.13%, 02/15/24	220,000	229,504
4.75%, 01/15/25Δ	50,000	48,875
Charles Schwab Corporation
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/01/27Δ^	1,000,000	978,417
Charter Communications Operating LLC
3.58%, 07/23/20	120,000	120,402
4.46%, 07/23/22Δ	125,000	127,806
4.91%, 07/23/25	2,710,000	2,773,476
3.75%, 02/15/28	1,800,000	1,657,427
4.20%, 03/15/28	1,710,000	1,640,146
6.48%, 10/23/45	90,000	99,122
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	150,000	149,438
Chesapeake Energy Corporation
6.13%, 02/15/21	160,000	161,600

See Notes to Schedules of Investments.	57

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Chevron Corporation
2.95%, 05/16/26	$750,000	$722,329
Chubb Corporation
(Variable, ICE LIBOR USD 3M + 2.25%), 3.97%, 04/15/37^	400,000	400,880
Chubb INA Holdings, Inc.
2.30%, 11/03/20	90,000	88,673
3.35%, 05/03/26	120,000	118,153
Cimarex Energy Co.
3.90%, 05/15/27Δ	470,000	464,393
Cintas Corporation No. 2
2.90%, 04/01/22	180,000	177,353
3.70%, 04/01/27	690,000	690,490
Cisco Systems, Inc.
5.50%, 01/15/40	225,000	282,856
CIT Group, Inc.
5.25%, 03/07/25Δ	1,040,000	1,067,373
Citigroup, Inc.
(Variable, ICE LIBOR USD 3M + 4.03%), 8.40%, 04/30/18^	300,000	301,125
(Floating, ICE LIBOR USD 3M + 0.93%), 2.96%, 06/07/19†	700,000	704,745
(Floating, ICE LIBOR USD 3M + 1.19%), 2.97%, 08/02/21†	1,300,000	1,323,826
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 01/30/23^	170,000	175,210
3.50%, 05/15/23	220,000	217,622
(Variable, ICE LIBOR USD 3M + 3.47%), 5.35%, 05/15/23^	180,000	179,100
(Variable, ICE LIBOR USD 3M + 3.91%), 5.95%, 05/15/25^	690,000	710,182
4.40%, 06/10/25	450,000	458,470
5.50%, 09/13/25	290,000	314,468
(Variable, ICE LIBOR USD 3M + 4.52%), 6.25%, 08/15/26^	150,000	158,625
4.30%, 11/20/26Δ	1,675,000	1,678,916
4.45%, 09/29/27	1,480,000	1,499,249
4.13%, 07/25/28	125,000	123,683
6.63%, 06/15/32Δ	50,000	61,074
8.13%, 07/15/39	20,000	30,379
6.68%, 09/13/43	10,000	13,003
5.30%, 05/06/44	24,000	26,420
4.65%, 07/30/45	894,000	956,309
4.75%, 05/18/46	40,000	40,805
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	760,000	735,423
Comcast Corporation
5.70%, 05/15/18	1,250,000	1,254,783
3.38%, 08/15/25	275,000	269,309
3.15%, 02/15/28	500,000	476,837
5.65%, 06/15/35	420,000	496,775
3.20%, 07/15/36	380,000	336,454
3.90%, 03/01/38	30,000	29,142
Compass Bank
5.50%, 04/01/20	300,000	311,757
ConocoPhillips Holding Co.
6.95%, 04/15/29	220,000	280,404
Continental Resources, Inc.
4.38%, 01/15/28 144A	130,000	126,913

	Par	Value
Cott Holdings, Inc.
5.50%, 04/01/25 144A	$170,000	$168,300
Crown Castle International Corporation REIT
5.25%, 01/15/23	525,000	558,482
3.15%, 07/15/23	725,000	703,062
3.65%, 09/01/27	50,000	47,735
Crown Castle Towers LLC
4.88%, 08/15/20 144A	1,900,000	1,967,536
CVS Health Corporation
3.35%, 03/09/21	210,000	211,290
2.75%, 12/01/22Δ	210,000	202,357
3.70%, 03/09/23Δ	720,000	724,708
4.00%, 12/05/23	800,000	810,383
4.10%, 03/25/25	590,000	595,037
3.88%, 07/20/25	1,013,000	1,005,789
4.30%, 03/25/28	3,790,000	3,813,672
4.78%, 03/25/38	150,000	152,512
5.13%, 07/20/45	350,000	372,622
5.05%, 03/25/48	1,710,000	1,805,616
CVS Pass-Through Trust
6.94%, 01/10/30	636,507	720,702
DAE Funding LLC
4.50%, 08/01/22 144A	70,000	66,588
5.00%, 08/01/24 144A	80,000	75,900
Dell International LLC
3.48%, 06/01/19 144A	1,010,000	1,014,856
4.42%, 06/15/21 144A Δ	2,730,000	2,802,376
5.45%, 06/15/23 144A	150,000	159,179
Delta Air Lines Pass Through Trust, Series 2007-1, Class A
6.82%, 08/10/22Δ	284,441	314,691
Depository Trust & Clearing Corporation
(Variable, ICE LIBOR USD 3M + 3.17%), 4.88%, 06/15/20 144A ^	750,000	768,375
Devon Energy Corporation
3.25%, 05/15/22	220,000	217,553
5.85%, 12/15/25	250,000	284,388
5.60%, 07/15/41	437,000	493,625
4.75%, 05/15/42	130,000	133,363
5.00%, 06/15/45Δ	660,000	704,117
Digital Realty Trust LP
3.40%, 10/01/20	900,000	905,924
Discover Financial Services
3.75%, 03/04/25	450,000	437,440
DISH DBS Corporation
5.88%, 07/15/22Δ	130,000	124,800
5.88%, 11/15/24Δ	70,000	62,650
Dollar Tree, Inc.
5.75%, 03/01/23	80,000	83,656
Duke Energy Carolinas LLC
3.95%, 03/15/48Δ	300,000	302,076
Duke Energy Corporation
3.75%, 04/15/24	200,000	200,450
3.15%, 08/15/27	550,000	518,751
3.95%, 08/15/47Δ	30,000	28,275

58	See Notes to Schedules of Investments.

	Par	Value
Eaton Corporation
2.75%, 11/02/22	$710,000	$694,288
4.15%, 11/02/42Δ	200,000	198,997
Ecolab, Inc.
4.35%, 12/08/21	82,000	85,759
5.50%, 12/08/41Δ	24,000	28,653
3.95%, 12/01/47 144A	193,000	188,457
Eli Lilly & Co.
3.10%, 05/15/27	140,000	136,758
Energy Transfer Partners LP
4.65%, 06/01/21Δ	650,000	669,898
5.88%, 03/01/22	100,000	106,809
4.50%, 11/01/23	310,000	314,355
Entergy Louisiana LLC
5.40%, 11/01/24	1,200,000	1,330,828
Enterprise Products Operating LLC
5.70%, 02/15/42	60,000	69,695
(Variable, ICE LIBOR USD 3M + 3.71%), 5.48%, 08/01/66† Δ	550,000	552,095
EOG Resources, Inc.
4.15%, 01/15/26	140,000	144,866
EQT Midstream Partners LP
4.13%, 12/01/26	1,800,000	1,730,819
ERP Operating LP REIT
4.63%, 12/15/21	150,000	156,819
Exelon Corporation
5.63%, 06/15/35	415,000	496,834
Expedia, Inc.
3.80%, 02/15/28	300,000	279,184
Exxon Mobil Corporation
3.04%, 03/01/26	280,000	274,833
4.11%, 03/01/46	530,000	558,219
First Data Corporation
5.38%, 08/15/23 144A	70,000	71,400
FirstEnergy Corporation
4.25%, 03/15/23	490,000	502,321
3.90%, 07/15/27	2,190,000	2,154,886
7.38%, 11/15/31	1,800,000	2,373,103
Florida Power & Light Co.
3.80%, 12/15/42	425,000	425,014
3.95%, 03/01/48	275,000	280,630
Ford Motor Credit Co LLC
3.20%, 01/15/21Δ	200,000	198,484
Ford Motor Credit Co. LLC
2.94%, 01/08/19	400,000	400,160
(Floating, ICE LIBOR USD 3M + 0.83%), 2.90%, 03/12/19†	200,000	200,574
2.46%, 03/27/20	800,000	788,975
3.16%, 08/04/20	225,000	224,096
5.75%, 02/01/21	200,000	211,717
3.34%, 03/18/21	250,000	248,692
5.88%, 08/02/21	800,000	854,284
Freeport-McMoRan, Inc.
6.88%, 02/15/23	10,000	10,775
5.45%, 03/15/43	122,000	112,813
General Electric Co.
8.50%, 04/06/18	2,000,000	110,016

	Par	Value
6.00%, 08/07/19	$301,000	$312,099
5.50%, 01/08/20	40,000	41,613
4.38%, 09/16/20Δ	198,000	203,132
5.30%, 02/11/21	104,000	109,098
4.65%, 10/17/21Δ	140,000	146,245
3.15%, 09/07/22	230,000	226,745
6.88%, 01/10/39	500,000	648,817
4.50%, 03/11/44Δ	790,000	779,453
General Motors Co.
5.15%, 04/01/38	50,000	49,994
6.25%, 10/02/43	110,000	121,215
General Motors Financial Co., Inc.
3.25%, 05/15/18	280,000	280,080
3.50%, 07/10/19	300,000	301,642
(Floating, ICE LIBOR USD 3M + 1.27%), 3.58%, 10/04/19†	400,000	404,337
3.20%, 07/13/20	1,000,000	997,863
2.45%, 11/06/20	130,000	127,145
4.38%, 09/25/21Δ	400,000	411,486
3.45%, 04/10/22Δ	230,000	228,322
4.25%, 05/15/23	40,000	40,772
4.35%, 01/17/27Δ	860,000	855,804
Gilead Sciences, Inc.
2.55%, 09/01/20	80,000	79,382
3.70%, 04/01/24	230,000	231,205
4.50%, 02/01/45	400,000	415,674
4.75%, 03/01/46	20,000	21,599
4.15%, 03/01/47Δ	300,000	294,488
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	380,000	381,430
Glencore Funding LLC
2.88%, 04/16/20 144A	90,000	89,296
4.13%, 05/30/23 144A	375,000	377,881
4.63%, 04/29/24 144A	175,000	179,515
4.00%, 03/27/27 144A Δ	480,000	464,238
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 4.00%, 05/10/18†	3,000	2,530
Goldman Sachs Group, Inc.
(Floating, ICE LIBOR USD 3M + 1.10%), 2.94%, 11/15/18†	3,800,000	3,816,513
5.38%, 03/15/20	200,000	208,598
6.00%, 06/15/20	540,000	571,715
5.25%, 07/27/21Δ	560,000	593,386
3.85%, 07/08/24	150,000	150,808
4.25%, 10/21/25	1,470,000	1,478,998
3.50%, 11/16/26Δ	2,180,000	2,102,609
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 04/23/29^	690,000	677,229
6.75%, 10/01/37	110,000	138,042
6.25%, 02/01/41	750,000	952,923
5.15%, 05/22/45	330,000	355,971
4.75%, 10/21/45	530,000	568,470
Goodman US Finance Three LLC REIT
3.70%, 03/15/28 144A Δ	1,000,000	962,974

See Notes to Schedules of Investments.	59

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Goodyear Tire & Rubber Co.
5.00%, 05/31/26	$90,000	$87,863
Halliburton Co.
3.80%, 11/15/25	745,000	749,566
4.85%, 11/15/35	30,000	32,402
5.00%, 11/15/45	730,000	797,450
Harris Corporation
5.05%, 04/27/45	110,000	121,770
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	50,000	53,257
HCA, Inc.
7.69%, 06/15/25	250,000	276,875
5.50%, 06/15/47	50,000	48,438
HCP, Inc. REIT
2.63%, 02/01/20	300,000	297,012
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	425,000	441,932
Hilton Worldwide Finance LLC
4.88%, 04/01/27	20,000	19,825
HSBC USA, Inc.
(Floating, ICE LIBOR USD 3M + 0.77%), 2.56%, 08/07/18†	1,700,000	1,702,958
Humana, Inc.
3.15%, 12/01/22	70,000	69,214
3.95%, 03/15/27	150,000	149,366
4.63%, 12/01/42	60,000	60,660
4.95%, 10/01/44	70,000	74,030
4.80%, 03/15/47Δ	10,000	10,355
Intel Corporation
3.70%, 07/29/25	805,000	823,450
3.73%, 12/08/47 144A	76,000	74,252
International Lease Finance Corporation
7.13%, 09/01/18 144A	1,975,000	2,008,098
8.63%, 01/15/22	420,000	490,236
Jefferies Group LLC
4.15%, 01/23/30	175,000	163,210
John Deere Capital Corporation
2.25%, 04/17/19Δ	160,000	159,578
1.70%, 01/15/20	80,000	78,478
Johnson & Johnson
2.45%, 03/01/26Δ	1,060,000	999,907
3.63%, 03/03/37	720,000	718,735
JPMorgan Chase & Co.
(Floating, ICE LIBOR USD 3M + 0.55%), 2.30%, 04/25/18†	2,200,000	2,200,420
(Variable, ICE LIBOR USD 3M + 3.80%), 5.30%, 05/01/20^	550,000	566,225
4.40%, 07/22/20	980,000	1,010,568
2.55%, 03/01/21	300,000	295,306
2.40%, 06/07/21Δ	1,100,000	1,074,217
4.35%, 08/15/21	70,000	72,538
2.97%, 01/15/23Δ	475,000	466,220
3.88%, 09/10/24	860,000	859,300
2.95%, 10/01/26	700,000	659,440
4.25%, 10/01/27	780,000	791,080
(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 01/23/29Δ ^	1,520,000	1,477,283

	Par	Value
(Variable, ICE LIBOR USD 3M + 1.36%), 3.88%, 07/24/38^	$175,000	$170,381
4.95%, 06/01/45	400,000	433,811
Kerr-McGee Corporation
6.95%, 07/01/24	290,000	335,396
7.88%, 09/15/31	280,000	370,574
Kilroy Realty LP REIT
3.80%, 01/15/23Δ	400,000	402,228
Kimberly-Clark Corporation
3.70%, 06/01/43	200,000	188,723
Kinder Morgan Energy Partners LP
9.00%, 02/01/19	700,000	733,781
3.95%, 09/01/22	520,000	524,330
4.15%, 02/01/24	50,000	50,220
4.25%, 09/01/24	1,080,000	1,087,208
Kinder Morgan, Inc.
5.63%, 11/15/23 144A	900,000	964,056
KKR Group Finance Co. II LLC
5.50%, 02/01/43 144A	30,000	32,274
Kraft Heinz Foods Co.
5.38%, 02/10/20	223,000	232,229
3.50%, 06/06/22	110,000	109,946
3.95%, 07/15/25	160,000	159,547
3.00%, 06/01/26Δ	1,780,000	1,645,935
5.00%, 07/15/35	100,000	103,982
5.00%, 06/04/42	50,000	50,201
5.20%, 07/15/45	60,000	61,201
4.38%, 06/01/46	100,000	92,057
Kroger Co.
6.15%, 01/15/20	360,000	379,922
Lamb Weston Holdings, Inc.
4.63%, 11/01/24 144A	150,000	149,438
Lehman Escrow Bonds
0.00%, 01/18/12#	200,000	8,000
0.00%, 01/24/13#	2,300,000	93,150
0.00%, 07/19/17Y ††† #	150,000	—
0.00%, 12/28/17Y ††† #	3,340,000	—
0.00%, 11/29/49Y ††† #	2,330,000	—
Life Storage LP REIT
3.88%, 12/15/27	900,000	868,536
Lockheed Martin Corporation
3.10%, 01/15/23	1,040,000	1,034,873
3.55%, 01/15/26Δ	310,000	307,933
4.50%, 05/15/36	50,000	53,210
Magnolia Finance X Ltd.
4.04%, 12/03/20Y †††	369,965	508,680
2.48%, 12/06/20Y †††	993,064	1,365,403
McDonald’s Corporation
3.70%, 01/30/26	240,000	241,749
3.50%, 03/01/27	500,000	493,624
Medtronic Global Holdings SCA
3.35%, 04/01/27Δ	750,000	741,020
Medtronic, Inc.
3.50%, 03/15/25	30,000	30,015
4.63%, 03/15/45	250,000	274,291
MetLife Capital Trust IV
7.88%, 12/15/37 144A	300,000	378,000

60	See Notes to Schedules of Investments.

	Par	Value
MetLife, Inc.
4.75%, 02/08/21	$270,000	$281,269
6.40%, 12/15/36	50,000	54,938
4.05%, 03/01/45	25,000	23,939
Microsoft Corporation
2.88%, 02/06/24Δ	470,000	462,230
2.70%, 02/12/25	120,000	115,975
3.13%, 11/03/25	450,000	443,743
2.40%, 08/08/26	2,040,000	1,900,507
3.30%, 02/06/27Δ	800,000	795,124
3.45%, 08/08/36	10,000	9,773
4.10%, 02/06/37	50,000	53,123
3.95%, 08/08/56	130,000	129,596
Moody’s Corporation
4.50%, 09/01/22	800,000	835,364
Morgan Stanley
6.63%, 04/01/18	700,000	700,000
5.50%, 07/24/20	550,000	578,038
(Floating, ICE LIBOR USD 3M + 1.40%), 3.14%, 04/21/21†	100,000	102,611
(Floating, ICE LIBOR USD 3M + 1.40%), 3.14%, 10/24/23†	225,000	230,250
3.88%, 04/29/24	275,000	277,618
3.70%, 10/23/24Δ	450,000	448,191
3.63%, 01/20/27	1,475,000	1,445,364
(Variable, ICE LIBOR USD 3M + 1.14%), 3.77%, 01/24/29Δ ^	630,000	621,005
MPLX LP
4.88%, 12/01/24	230,000	241,503
4.88%, 06/01/25	240,000	250,964
4.50%, 04/15/38Δ	580,000	574,529
4.70%, 04/15/48	695,000	679,692
National Retail Properties, Inc. REIT
3.60%, 12/15/26	250,000	241,117
Navient Corporation
5.88%, 03/25/21	300,000	307,875
NCL Corporation, Ltd.
4.75%, 12/15/21 144A	50,000	50,625
Netflix, Inc.
5.50%, 02/15/22	100,000	104,250
Newell Brands, Inc.
3.15%, 04/01/21	230,000	227,763
3.85%, 04/01/23	200,000	199,836
4.20%, 04/01/26Δ	150,000	148,652
NiSource, Inc.
3.49%, 05/15/27	925,000	895,681
Nissan Motor Acceptance Corporation
(Floating, ICE LIBOR USD 3M + 0.89%), 2.61%, 01/13/22 144A †	1,900,000	1,926,370
Noble Energy, Inc.
4.15%, 12/15/21	620,000	634,076
3.85%, 01/15/28Δ	230,000	226,601
4.95%, 08/15/47	110,000	115,053
Northrop Grumman Corporation
2.93%, 01/15/25	1,470,000	1,411,627

	Par	Value
3.25%, 01/15/28	$1,070,000	$1,023,466
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40 144A	300,000	380,756
3.85%, 09/30/47 144A	250,000	236,190
Nuveen Finance LLC
2.95%, 11/01/19 144A	120,000	119,789
Oasis Petroleum, Inc.
6.88%, 03/15/22Δ	60,000	61,004
Occidental Petroleum Corporation
3.13%, 02/15/22	100,000	100,414
2.70%, 02/15/23	20,000	19,577
3.40%, 04/15/26	500,000	495,096
3.00%, 02/15/27Δ	150,000	143,959
4.63%, 06/15/45	130,000	138,605
4.40%, 04/15/46	60,000	62,825
4.10%, 02/15/47	210,000	209,303
Oracle Corporation
4.00%, 07/15/46	375,000	370,477
Pacific Gas & Electric Co.
6.05%, 03/01/34Δ	570,000	681,234
5.80%, 03/01/37Δ	210,000	242,225
Penske Truck Leasing Co. LP
3.95%, 03/10/25 144A Δ	1,000,000	1,003,621
Phillips 66
3.90%, 03/15/28	600,000	599,050
Phillips 66 Partners LP
3.55%, 10/01/26	175,000	166,836
Physicians Realty LP REIT
3.95%, 01/15/28	2,400,000	2,305,248
Pioneer Natural Resources Co.
3.95%, 07/15/22	75,000	76,306
Plains All American Pipeline LP
3.65%, 06/01/22Δ	200,000	197,459
4.50%, 12/15/26	600,000	596,198
Principal Life Global Funding II
2.38%, 09/11/19 144A	2,900,000	2,881,913
Progress Energy, Inc.
7.75%, 03/01/31	350,000	479,586
Prudential Financial, Inc.
3.88%, 03/27/28	675,000	684,963
Quicken Loans, Inc.
5.75%, 05/01/25 144A	110,000	110,275
Range Resources Corporation
5.00%, 03/15/23	130,000	125,294
4.88%, 05/15/25Δ	10,000	9,325
Raytheon Co.
3.13%, 10/15/20	200,000	201,271
Realty Income Corporation REIT
3.65%, 01/15/28	300,000	291,784
Reliance Standard Life Global Funding II
2.50%, 01/15/20 144A	100,000	99,029
RELX Capital, Inc.
3.50%, 03/16/23	1,300,000	1,303,134

See Notes to Schedules of Investments.	61

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Rensselaer Polytechnic Institute
5.60%, 09/01/20	$675,000	$712,882
Reynolds Group Issuer, Inc.
5.13%, 07/15/23 144A	160,000	161,752
Rockwell Collins, Inc.
3.50%, 03/15/27	550,000	531,646
Sabine Pass Liquefaction LLC
6.25%, 03/15/22	475,000	515,849
5.75%, 05/15/24Δ	1,000,000	1,077,724
5.63%, 03/01/25	450,000	484,805
Santander Holdings USA, Inc.
2.70%, 05/24/19	379,000	378,175
4.50%, 07/17/25	60,000	61,017
Schlumberger Holdings Corporation
3.00%, 12/21/20 144A	250,000	249,542
4.00%, 12/21/25 144A	190,000	193,517
Select Income REIT
3.60%, 02/01/20	125,000	124,786
Sempra Energy
(Floating, ICE LIBOR USD 3M + 0.50%), 2.21%, 01/15/21†	625,000	625,531
2.90%, 02/01/23	1,125,000	1,101,746
3.40%, 02/01/28	275,000	264,342
Sherwin-Williams Co.
2.75%, 06/01/22	125,000	121,865
3.13%, 06/01/24	75,000	72,616
4.50%, 06/01/47	200,000	199,891
SM Energy Co.
6.50%, 01/01/23Δ	50,000	49,875
Southern Co.
3.25%, 07/01/26Δ	1,400,000	1,332,695
Southern Copper Corporation
5.25%, 11/08/42	960,000	1,007,180
Southern Natural Gas Co. LLC
8.00%, 03/01/32	400,000	524,159
Spectrum Brands, Inc.
5.75%, 07/15/25	110,000	112,750
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%, 04/01/28	1,345,265	1,346,342
Sprint Corporation
7.25%, 09/15/21	30,000	31,088
7.63%, 02/15/25Δ	300,000	295,500
Sprint Spectrum Co., LLC
3.36%, 09/20/21 144A	175,000	174,344
4.74%, 03/20/25 144A	1,430,000	1,438,937
5.15%, 03/20/28 144A	900,000	907,020
Stryker Corporation
2.63%, 03/15/21	125,000	123,757
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	100,000	99,564
5.95%, 12/01/25	800,000	867,226
Synchrony Financial
2.70%, 02/03/20	200,000	197,972
Taylor Morrison Communities, Inc.
5.63%, 03/01/24 144A	150,000	150,705

	Par	Value
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	$46,000	$61,497
4.90%, 09/15/44 144A	655,000	723,575
Tenet Healthcare Corporation
8.13%, 04/01/22Δ	50,000	52,313
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23Δ	100,000	97,559
3.65%, 12/15/25	200,000	200,109
Time Warner Cable LLC
4.13%, 02/15/21	400,000	404,580
7.30%, 07/01/38	620,000	745,437
5.88%, 11/15/40	100,000	104,772
Time Warner Entertainment Co. LP
8.38%, 07/15/33	390,000	508,732
Time Warner, Inc.
6.10%, 07/15/40	140,000	160,757
TJX Cos, Inc.
2.25%, 09/15/26	40,000	36,147
T-Mobile USA, Inc.
4.50%, 02/01/26	350,000	336,437
Toll Brothers Finance Corporation
4.38%, 04/15/23	120,000	119,400
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	350,000	431,297
United Airlines Pass-Through Trust, Series 2016-2, Class A
3.10%, 10/07/28	800,000	754,280
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%, 10/07/28	800,000	755,520
United Parcel Service, Inc.
2.50%, 04/01/23	120,000	116,358
3.05%, 11/15/27Δ	100,000	96,369
United Rentals North America, Inc.
5.50%, 07/15/25	140,000	143,850
4.88%, 01/15/28	40,000	38,700
United Technologies Corporation
4.50%, 06/01/42	120,000	122,166
UnitedHealth Group, Inc.
1.63%, 03/15/19	170,000	168,373
2.70%, 07/15/20	280,000	278,850
2.88%, 12/15/21	180,000	178,479
3.75%, 07/15/25	270,000	273,747
4.63%, 07/15/35Δ	225,000	246,527
6.88%, 02/15/38	200,000	275,262
Univision Communications, Inc.
5.13%, 02/15/25 144A	150,000	140,250
VEREIT Operating Partnership LP
3.00%, 02/06/19	500,000	500,196
4.13%, 06/01/21	200,000	204,093
Verizon Communications, Inc.
4.60%, 04/01/21	350,000	365,109
2.95%, 03/15/22	90,000	88,569
2.45%, 11/01/22Δ	500,000	480,749
5.15%, 09/15/23Δ	1,400,000	1,512,246

62	See Notes to Schedules of Investments.

	Par	Value
4.15%, 03/15/24	$750,000	$770,736
3.50%, 11/01/24	150,000	148,698
3.38%, 02/15/25	1,095,000	1,077,928
2.63%, 08/15/26Δ	1,805,000	1,651,441
4.13%, 03/16/27	1,550,000	1,572,944
5.25%, 03/16/37	680,000	735,500
4.86%, 08/21/46	350,000	354,577
5.50%, 03/16/47Δ	40,000	44,494
5.01%, 04/15/49	591,000	610,824
Visa, Inc.
3.15%, 12/14/25	900,000	883,617
4.30%, 12/14/45	460,000	494,628
VMware, Inc.
3.90%, 08/21/27	500,000	474,235
Voya Financial, Inc.
5.70%, 07/15/43	170,000	195,202
Wachovia Capital Trust III
(Variable, ICE LIBOR USD 3M + 0.93%), 5.57%, 02/09/18†Δ	560,000	558,628
Waste Management, Inc.
3.50%, 05/15/24	140,000	140,493
7.38%, 05/15/29	140,000	177,449
WEA Finance LLC REIT
3.75%, 09/17/24 144A	770,000	771,988
Wells Fargo & Co.
4.60%, 04/01/21	70,000	72,706
3.45%, 02/13/23	200,000	197,444
(Floating, ICE LIBOR USD 3M + 1.23%), 3.00%, 10/31/23†	600,000	609,104
4.48%, 01/16/24	2,196,000	2,265,463
(Variable, ICE LIBOR USD 3M + 3.99%), 5.88%, 06/15/25^	600,000	631,950
4.10%, 06/03/26Δ	440,000	437,736
3.00%, 10/23/26	3,700,000	3,468,748
4.30%, 07/22/27Δ	1,590,000	1,601,531
(Variable, ICE LIBOR USD 3M + 1.31%), 3.58%, 05/22/28^	600,000	586,145
5.38%, 11/02/43Δ	190,000	210,233
4.65%, 11/04/44	70,000	70,767
4.90%, 11/17/45	370,000	388,781
4.40%, 06/14/46	70,000	68,103
4.75%, 12/07/46	260,000	267,059
Wells Fargo Capital X
5.95%, 12/15/36	140,000	151,900
Welltower, Inc. REIT
4.25%, 04/01/26	900,000	912,675
West Corporation
4.75%, 07/15/21 144A	20,000	20,350
Western Gas Partners LP
3.95%, 06/01/25	225,000	219,653
Westlake Chemical Corporation
4.88%, 05/15/23	90,000	92,700
WestRock Co.
3.75%, 03/15/25 144A	500,000	499,600
4.00%, 03/15/28 144A	1,100,000	1,104,537
WestRock RKT Co.
3.50%, 03/01/20	150,000	151,234

	Par	Value
4.00%, 03/01/23	$30,000	$30,746
Whiting Petroleum Corporation
6.25%, 04/01/23Δ	50,000	50,750
6.63%, 01/15/26 144AΔ	140,000	141,225
Williams Cos., Inc.
7.50%, 01/15/31	10,000	12,219
7.75%, 06/15/31	25,000	30,625
8.75%, 03/15/32	181,000	240,730
Williams Partners LP
5.25%, 03/15/20	140,000	145,136
3.60%, 03/15/22	155,000	154,439
3.90%, 01/15/25	350,000	347,140
5.10%, 09/15/45	105,000	106,959
Wm.Wrigley Jr. Co.
2.40%, 10/21/18 144A	60,000	59,933
2.90%, 10/21/19 144A	230,000	230,166
WPX Energy, Inc.
6.00%, 01/15/22Δ	10,000	10,325
8.25%, 08/01/23	30,000	33,750

Total Corporate Bonds (Cost $262,480,524)		262,034,122

FOREIGN BONDS — 11.3%
Argentina — 0.4%
Argentina POM Politica Monetaria
(Floating, Argentina Central Bank 7D Repo Rate + 0.00%), 27.25%, 06/21/20(ZA)†	1,110,000	58,733
Argentine Bonos del Tesoro
21.20%, 09/19/18(ZA)	230,000	11,310
18.20%, 10/03/21(ZA) †††	13,930,000	691,899
Argentine Republic Government International Bond
5.63%, 01/26/22	1,650,000	1,678,050
5.88%, 01/11/28Δ	1,210,000	1,140,274
7.13%, 07/06/36	720,000	694,800
6.88%, 01/11/48	1,970,000	1,801,319
Provincia de Buenos Aires
6.50%, 02/15/23 144A	230,000	236,612
7.88%, 06/15/27 144A	180,000	187,200

		6,500,197

Australia — 0.3%
BHP Billiton Finance (USA), Ltd.
2.88%, 02/24/22	20,000	19,904
5.00%, 09/30/43	540,000	625,231
(Variable, USD Swap 5Y + 5.09%), 6.75%, 10/19/75 144A ^	880,000	990,000
CNOOC Finance 2015 Australia Proprietary, Ltd.
2.63%, 05/05/20	1,300,000	1,286,272
Commonwealth Bank of Australia
5.00%, 10/15/19 144A	50,000	51,539
3.90%, 07/12/47 144AΔ	520,000	506,700
Westpac Banking Corporation
2.30%, 05/26/20Δ	50,000	49,295
2.60%, 11/23/20	310,000	306,284

See Notes to Schedules of Investments.	63

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
(Variable, USD ICE Swap Rate 5Y + 2.24%), 4.32%,11/23/31^	$175,000	$174,146

		4,009,371

Bermuda — 0.0%
XLIT, Ltd.
4.45%, 03/31/25	349,000	351,786

Brazil — 0.5%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/21(B)	7,392,000	2,351,601
10.00%, 01/01/23(B)	7,128,000	2,255,375
10.00%, 01/01/27(B)	1,310,000	409,751
Brazilian Government International Bond
5.63%, 01/07/41Δ	750,000	737,813
5.63%, 02/21/47Δ	600,000	583,200
Vale Overseas, Ltd.
6.88%, 11/21/36	591,000	698,089

		7,035,829

Canada — 0.3%
Alimentation Couche-Tard, Inc.
2.70%, 07/26/22 144A	275,000	266,884
3.55%, 07/26/27 144A	75,000	72,158
Bank of Nova Scotia
1.88%, 04/26/21	1,600,000	1,551,949
Barrick Gold Corporation
5.25%, 04/01/42	560,000	612,197
Brookfield Finance, Inc.
3.90%, 01/25/28	800,000	777,983
Canadian Natural Resources, Ltd.
3.85%, 06/01/27Δ	350,000	342,912
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20	110,000	113,421
Royal Bank of Canada
2.15%, 10/26/20	270,000	264,221
Transcanada Trust
(Variable, ICE LIBOR USD 3M +3.21%), 5.30%, 03/15/77^	370,000	366,069
Valeant Pharmaceuticals International, Inc.
6.50%, 03/15/22 144A	50,000	51,812
7.00%, 03/15/24 144A	230,000	240,637

		4,660,243

Chile — 0.1%
Latam Airlines Pass Through Trust, Series 2015-1, Class A
4.20%, 11/15/27	795,578	785,633

China — 0.1%
China Evergrande Group
8.75%, 06/28/25Δ	200,000	199,710
China Government Bond
3.31%, 11/30/25(Y)	1,000,000	149,960
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	60,000	59,007

	Par	Value
5.50%, 02/15/24 144A	$80,000	$77,800
Sinopec Group Overseas Development 2014, Ltd.
4.38%, 04/10/24 144A	750,000	767,987

		1,254,464

Colombia — 0.1%
Colombia Government International Bond
5.63%, 02/26/44	480,000	524,400
Ecopetrol SA
5.88%, 05/28/45Δ	720,000	712,584

		1,236,984

Denmark — 0.0%
Realkredit Danmark A/S
1.00%, 04/01/18(D)	1,400,000	231,076
2.00%, 04/01/18(D)	1,400,000	231,077

		462,153

Dominican Republic — 0.0%
Dominican Republic International Bond
10.38%, 03/04/22(V)	800,000	17,016
14.50%, 02/10/23(V)	1,300,000	31,541
11.38%, 07/06/29(V)	700,000	15,402

		63,959

Ecuador — 0.1%
Ecuador Government International Bond
9.63%, 06/02/27 144A	200,000	214,890
8.88%, 10/23/27 144A	330,000	337,079
7.88%, 01/23/28 144A	370,000	357,586

		909,555

Egypt — 0.0%
Egypt Government International Bond
5.58%, 02/21/23 144A	410,000	416,694

Finland — 0.0%
Nokia OYJ
4.38%, 06/12/27	259,000	243,784

France — 0.4%
BNP Paribas SA
3.50%, 03/01/23 144A	925,000	918,691
3.38%, 01/09/25 144AΔ	450,000	435,931
4.38%, 05/12/26 144A	275,000	274,614
Credit Agricole SA
2.50%, 04/15/19 144A	250,000	249,244
(Variable, ICE LIBOR USD 3M + 6.98%), 8.38%, 10/13/19 144A ^	510,000	548,250
4.13%, 01/10/27 144A Δ	450,000	449,779
(Variable, USD Swap 5Y + 1.64%), 4.00%, 01/10/33 144AΔ ^	250,000	238,395
Danone SA
2.59%, 11/02/23 144A	650,000	616,675
2.95%, 11/02/26 144AΔ	310,000	288,438

64	See Notes to Schedules of Investments.

	Par	Value
Unibail-Rodamco SE REIT
(Floating, ICE LIBOR USD 3M + 0.77%), 2.49%, 04/16/19†	$1,600,000	$1,607,699

		5,627,716

Germany — 0.8%
Deutsche Bank AG
2.50%, 02/13/19Δ	100,000	99,619
2.85%, 05/10/19Δ	1,600,000	1,594,746
4.25%, 10/14/21	500,000	508,265
KFW
1.13%, 08/06/18	1,800,000	1,794,481
1.50%, 09/09/19	8,750,000	8,641,224

		12,638,335

Hong Kong — 0.0%
AIA Group, Ltd.
3.90%, 04/06/28 144A	400,000	403,989

India — 0.0%
Bharti Airtel, Ltd.
4.38%, 06/10/25 144AΔ	330,000	320,749
Reliance Industries, Ltd.
3.67%, 11/30/27 144AΔ	250,000	236,306

		557,055

Indonesia — 0.2%
Indonesia Government International Bond
4.88%, 05/05/21	770,000	804,406
4.75%, 01/08/26 144A	250,000	261,748
3.85%, 07/18/27 144AΔ	500,000	490,848
3.50%, 01/11/28Δ	450,000	431,638
5.13%, 01/15/45 144A	200,000	208,617
5.25%, 01/08/47 144A	200,000	212,898
4.35%, 01/11/48Δ	500,000	477,491

		2,887,646

Ireland — 0.4%
AerCap Ireland Capital DAC
5.00%, 10/01/21	150,000	156,265
4.63%, 07/01/22	550,000	564,370
3.30%, 01/23/23	1,625,000	1,582,019
3.50%, 01/15/25	600,000	579,374
GE Capital International Funding Co.
2.34%, 11/15/20	1,723,000	1,685,658
3.37%, 11/15/25Δ	597,000	577,631
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	500,000	491,925
2.40%, 09/23/21Δ	1,000,000	966,317

		6,603,559

Israel — 0.1%
Israel Government AID Bond
5.50%, 09/18/23	1,200,000	1,362,406
5.50%, 12/04/23	200,000	228,555
5.50%, 04/26/24	500,000	573,860

		2,164,821

	Par	Value
Italy — 0.3%
Intesa Sanpaolo SpA
3.13%, 07/14/22 144A	$580,000	$561,090
3.38%, 01/12/23 144AΔ	1,070,000	1,045,715
5.02%, 06/26/24 144A	1,310,000	1,293,825
5.71%, 01/15/26 144A	200,000	201,026
3.88%, 07/14/27 144A	1,000,000	946,608
Wind Tre SpA
5.00%, 01/20/26 144A	750,000	641,055

		4,689,319

Jamaica — 0.0%
Digicel, Ltd.
6.75%, 03/01/23 144A	300,000	271,464

Japan — 1.6%
Development Bank of Japan, Inc.
1.63%, 09/01/21 144A	1,300,000	1,244,429
Japan Finance Organization for Municipalities
2.13%, 10/25/23 144A	2,200,000	2,084,805
Japan Treasury Discount Bill
0.00%, 05/14/18(J)Ω	2,150,000,000	20,209,192
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	250,000	248,529
3.00%, 02/22/22	180,000	177,722
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	260,000	250,986
4.44%, 04/02/24 144A	350,000	359,319

		24,574,982

Jersey — 0.0%
UBM PLC
5.75%, 11/03/20 144A	230,000	236,156

Jordan — 0.1%
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20	1,200,000	1,199,875

Kenya — 0.0%
Kenya Government International Bond
6.88%, 06/24/24Δ	200,000	209,385
7.25%, 02/28/28 144AΔ	200,000	209,480

		418,865

Kuwait — 0.1%
Kuwait International Government Bond
3.50%, 03/20/27 144A	1,490,000	1,463,897

Luxembourg — 0.0%
Altice Financing SA
6.63%, 02/15/23 144A	350,000	347,375
ArcelorMittal
6.50%, 02/25/22Δ	50,000	54,375
7.25%, 10/15/39	70,000	83,125

		484,875

See Notes to Schedules of Investments.	65

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Mexico — 0.5%
America Movil SAB de CV
6.00%, 06/09/19(M)	$3,030,000	$162,328
5.00%, 03/30/20	240,000	247,940
Mexican Bonos
6.50%, 06/10/21(M)	1,415,500	76,333
8.00%, 12/07/23(M)	881,700	50,295
10.00%, 12/05/24(M)	25,130,000	1,587,116
8.50%, 11/18/38(M)	31,478,500	1,892,911
7.75%, 11/13/42(M)	41,165,200	2,300,519
8.00%, 11/07/47(M)	22,200	1,275
Petroleos Mexicanos
6.38%, 02/04/21	11,000	11,748
5.13%, 03/15/23(E)	110,000	154,348
6.88%, 08/04/26	200,000	220,300
6.50%, 03/13/27	470,000	502,547
6.63%, 06/15/35	19,000	19,702
5.50%, 06/27/44Δ	170,000	151,810
6.38%, 01/23/45	500,000	487,250
6.75%, 09/21/47	290,000	294,170

		8,160,592

Morocco & Antilles — 0.0%
OCP SA
4.50%, 10/22/25 144A	450,000	444,386

Netherlands — 0.8%
ABN AMRO Bank NV
4.75%, 07/28/25 144A	200,000	205,278
Alcoa Nederland Holding BV
7.00%, 09/30/26 144A	200,000	216,500
Cooperatieve Rabobank UA
(Variable, ICE LIBOR USD 3M + 10.87%), 11.00%, 06/30/19 144A ^	487,000	534,366
4.75%, 01/15/20 144A	540,000	556,159
4.63%, 12/01/23	400,000	417,443
4.38%, 08/04/25	670,000	677,789
5.25%, 08/04/45Δ	620,000	699,127
Equate Petrochemical BV
4.25%, 11/03/26 144A	260,000	258,602
ING Bank NV
5.80%, 09/25/23 144A	340,000	367,933
(Variable, USD ICE Swap Rate 5Y + 2.70%), 4.13%, 11/21/23^	600,000	603,789
Majapahit Holding BV
7.75%, 01/20/20	240,000	258,048
Myriad International Holdings BV
4.85%, 07/06/27 144A	420,000	428,936
Petrobras Global Finance BV
6.13%, 01/17/22	150,000	160,425
6.25%, 03/17/24	380,000	402,040
5.30%, 01/27/25 144A	2,446,000	2,418,482
7.38%, 01/17/27	120,000	130,260
6.00%, 01/27/28 144A	600,000	594,750
5.75%, 02/01/29	210,000	203,517

	Par	Value
6.85%, 06/05/15pΔ	$550,000	$522,500
Shell International Finance BV
4.38%, 03/25/20	320,000	329,792
2.88%, 05/10/26Δ	1,210,000	1,167,378
4.55%, 08/12/43	120,000	130,445
4.38%, 05/11/45	230,000	245,016
4.00%, 05/10/46	190,000	190,641
Stichting AK Rabobank Certificaten
6.50%, 03/29/18(E)	700,000	1,056,188

		12,775,404

Nigeria — 0.0%
Nigeria Government International Bond
6.50%, 11/28/27 144A	200,000	203,086
7.14%, 02/23/30 144A	250,000	260,125

		463,211

Peru — 0.0%
Peruvian Government International Bond
5.63%, 11/18/50	330,000	397,650

Poland — 0.1%
Republic of Poland Government International Bond
4.00%, 01/22/24	1,180,000	1,227,622

Russia — 0.3%
Gazprom OAO Via Gaz Capital SA
7.29%, 08/16/37	100,000	118,212
Russian Federal Bond - OFZ
7.00%, 08/16/23(Q)	12,100,000	216,554
7.75%, 09/16/26(Q)	9,710,000	179,496
8.15%, 02/03/27(Q)	43,040,000	816,812
7.05%, 01/19/28(Q)	169,471,000	2,983,385

		4,314,459

Saudi Arabia — 0.1%
Saudi Government International Bond
4.63%, 10/04/47 144AΔ	700,000	669,058

South Africa — 0.1%
Republic of South Africa Government Bond
8.00%, 01/31/30(S)Δ	780,000	64,160
7.00%, 02/28/31(S)	2,020,000	151,789
8.25%, 03/31/32(S)	6,190,000	514,244
8.88%, 02/28/35(S)Δ	720,000	61,735
6.25%, 03/31/36(S)	1,390,000	91,549
9.00%, 01/31/40(S)	90,000	7,699
6.50%, 02/28/41(S)	390,000	25,465
8.75%, 01/31/44(S)	1,980,000	164,593

		1,081,234

South Korea — 0.1%
Export-Import Bank of Korea
5.00%, 04/11/22	900,000	953,398

66	See Notes to Schedules of Investments.

	Par	Value
Spain — 0.2%
Banco Santander SA
3.13%, 02/23/23	$400,000	$388,081
4.25%, 04/11/27	600,000	598,751
Telefonica Emisiones SA Unipersonal
5.88%, 07/15/19	70,000	72,623
5.46%, 02/16/21	900,000	957,428
5.21%, 03/08/47	250,000	266,714

		2,283,597

Supranational — 0.7%
African Development Bank
2.63%, 03/22/21Δ	5,530,000	5,528,648
International Bank for Reconstruction & Development
1.63%, 09/04/20	5,210,000	5,105,709

		10,634,357

Sweden — 0.1%
Nordea Bank AB
4.88%, 05/13/21 144A	640,000	666,681
Stadshypotek AB
1.88%, 10/02/19 144A	900,000	890,282

		1,556,963

Switzerland — 0.7%
Credit Suisse AG
6.50%, 08/08/23 144A	225,000	245,132
Credit Suisse Group AG
4.28%, 01/09/28 144A	1,800,000	1,806,195
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	1,225,000	1,189,799
Credit Suisse Group Funding Guernsey, Ltd.
3.45%, 04/16/21	800,000	800,420
4.55%, 04/17/26	890,000	910,842
4.88%, 05/15/45	350,000	371,692
UBS Group Funding Switzerland AG
3.00%, 04/15/21 144A	1,500,000	1,485,227
2.65%, 02/01/22 144AΔ	300,000	291,133
(Floating, ICE LIBOR USD 3M + 1.53%), 3.30%, 02/01/22 144A †	200,000	206,250
3.49%, 05/23/23 144A	880,000	870,423
4.13%, 09/24/25 144AΔ	440,000	442,867
4.25%, 03/23/28 144A	1,490,000	1,502,666

		10,122,646

Turkey — 0.1%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 03/15/27 144A	1,281,329	1,220,466

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
2.50%, 10/11/22 144A	610,000	588,452
3.13%, 10/11/27 144A	500,000	473,375

		1,061,827

	Par	Value
United Kingdom — 1.5%
Anglo American Capital PLC
3.63%, 09/11/24 144A	$700,000	$675,118
Barclays PLC
(Variable, EUR Swap Rate 5Y + 5.88%), 6.50%, 09/15/19(E) ^	800,000	1,048,040
(Floating, ICE LIBOR USD 3M + 2.11%), 3.92%, 08/10/21†	1,600,000	1,669,678
5.20%, 05/12/26	275,000	277,858
3.25%, 02/12/27(U)	500,000	703,837
4.95%, 01/10/47	200,000	205,926
BP Capital Markets PLC
3.56%, 11/01/21Δ	30,000	30,452
3.22%, 11/28/23	370,000	367,060
3.81%, 02/10/24	330,000	336,934
3.51%, 03/17/25	390,000	389,688
3.12%, 05/04/26	570,000	552,299
Centrica PLC
4.25%, 09/12/44(U)	200,000	326,946
Ensco PLC
8.00%, 01/31/24Δ	89,000	86,330
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	220,000	218,600
5.25%, 12/19/33(U)	100,000	185,997
Hammerson PLC REIT
3.50%, 10/27/25(U)	100,000	147,253
HSBC Bank PLC
4.75%, 01/19/21 144A	200,000	207,810
HSBC Holdings PLC
3.40%, 03/08/21	610,000	613,084
(Floating, ICE LIBOR USD 3M + 1.50%), 3.20%, 01/05/22†	400,000	412,144
(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 03/13/23^	525,000	518,458
(Variable, USD ICE Swap Rate 5Y + 3.45%), 6.25%, 03/23/23^	540,000	552,825
4.25%, 03/14/24	240,000	241,580
4.25%, 08/18/25	220,000	218,637
(Variable, ICE LIBOR USD 3M + 1.55%), 4.04%, 03/13/28Δ ^	700,000	700,306
(Variable, USD ICE Swap Rate 5Y + 3.61%), 6.50%, 03/23/28^	540,000	551,475
6.50%, 05/02/36	275,000	341,392
6.50%, 09/15/37	1,000,000	1,249,206
Lloyds Bank PLC
(Variable, ICE LIBOR USD 3M + 11.76%), 12.00%, 12/16/24 144AΔ ^	1,200,000	1,514,306
Lloyds Banking Group PLC
2.25%, 10/16/24(U)	400,000	550,709
4.50%, 11/04/24	240,000	241,694
4.38%, 03/22/28Δ	800,000	809,623
(Variable, ICE LIBOR USD 3M + 1.21%), 3.57%, 11/07/28Δ ^	200,000	189,147

See Notes to Schedules of Investments.	67

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Nationwide Building Society
(Variable, ICE LIBOR USD 3M + 1.06%), 3.77%, 03/08/24 144A ^	$2,000,000	$1,996,697
Nvent Finance S.a.r.l.
4.55%, 04/15/28 144A	500,000	503,312
Reckitt Benckiser Group PLC
2.75%, 06/26/24 144AΔ	600,000	572,566
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	180,000	190,871
(Variable, ICE LIBOR USD 3M + 1.48%), 3.50%, 05/15/23^	650,000	639,336
3.88%, 09/12/23Δ	579,000	572,493
6.00%, 12/19/23	110,000	117,323
5.13%, 05/28/24	280,000	285,202
Santander UK Group Holdings PLC
(Variable, ICE LIBOR USD 3M + 1.40%), 3.82%, 11/03/28Δ ^	200,000	190,948
Santander UK PLC
2.38%, 03/16/20	160,000	157,827
Severn Trent Utilities Finance PLC
6.25%, 06/07/29(U)	100,000	188,381
Standard Chartered PLC
5.70%, 03/26/44 144A	680,000	751,768

		22,301,136

Total Foreign Bonds (Cost $172,399,591)		171,821,212

LOAN AGREEMENTS — 1.3%
Air Medical Group Holdings, Inc. 2018 Term Loan
(Floating, ICE LIBOR USD 1M +3.25%, 1.00% Floor), 4.94%, 04/28/22†	466,462	468,977
American Airlines, Inc. 2017 Class B Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 3.78%, 12/14/23†	346,500	347,212
American Airlines, Inc. 2017 Replacement Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 3.88%, 06/27/20†	350,000	350,941
American Axle & Manufacturing, Inc. Tranche B Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 0.75% Floor), 4.13%, 04/06/24†	66,830	67,185
American Builders & Contractors Supply Co., Inc. Additional Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 0.75% Floor), 4.38%, 10/31/23†	696,482	698,997
Avolon TLB Borrower 1 (US) LLC Initial Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 0.75% Floor), 4.07%, 03/21/22†	944,218	945,743
Beacon Roofing Supply, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 3.94%, 01/02/25†	702,000	706,290

	Par	Value
Berry Global, Inc. Term Q Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 3.74%, 10/01/22†	$94,081	$94,574
(Floating, ICE LIBOR USD 1M + 2.00%), 3.88%, 10/01/22†	145,919	146,683
Berry Global, Inc. Term R Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 3.74%, 01/19/24†	460,748	463,340
BWay Holding Co. Initial Term Loan
(Floating, ICE LIBOR USD 3M + 3.25%), 4.96%, 04/03/24†	426,775	429,398
Catalent Pharma Solutions, Inc. Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 1.00% Floor), 4.13%, 05/20/24†	364,801	366,539
CenturyLink, Inc. Initial Term B Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 4.63%, 01/31/25†	484,286	477,476
Charter Communications Operating LLC Term B Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 3.88%, 04/30/25†	987,475	992,165
Dell International LLC Refinancing Term B Loan
(Floating, ICE LIBOR USD 1M + 2.00%, 0.75% Floor), 3.88%, 09/07/23†	718,200	719,771
Delos Finance S.a.r.l. New Loan
(Floating, ICE LIBOR USD + 0.00%), 3.81%, 10/06/23†	700,000	703,850
First Data Corporation 2024A New Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.12%, 04/26/24†	911,932	914,449
Flying Fortress Holdings LLC New Loan
(Floating, ICE LIBOR USD 3M + 1.75%), 4.05%, 10/30/22†	410,000	412,160
Four Seasons Holdings, Inc. Term Loan 2013
(Floating, ICE LIBOR USD 1M + 2.50%, 0.75% Floor), 4.38%, 11/30/23†	404,875	407,790
HCA, Inc. Trance B-10 Term Loan
0.00%, 03/13/25†S	114,711	115,524
Hilton Worldwide Finance LLC Series B-2 Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 3.87%, 10/25/23†	696,483	700,936
Jaguar Holding Co. I LLC 2018 Term Loan
(Floating, ICE LIBOR USD + 2.50%, 1.00% Floor), 4.38%, 08/18/22†	331,295	332,262
(Floating, ICE LIBOR USD + 2.50%, 1.00% Floor), 4.80%, 08/18/22†	365,125	366,191
Michaels Stores, Inc. 2016 New Replacement Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 4.49%, 01/30/23†	255,540	257,066

68	See Notes to Schedules of Investments.

	Par	Value
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 4.57%, 01/30/23†	$44,059	$44,322
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 4.63%, 01/30/23†	683,945	688,029
MPH Acquisition Holdings LLC Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor), 5.05%, 06/07/23†	651,008	654,873
Numericable U.S. LLC USD TLB Term Loan
(Floating, ICE LIBOR USD 3M + 3.00%), 4.72%, 01/31/26†	514,710	499,526
ON Semiconductor Corporation 2017 New Replacement Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 3.88%, 03/31/23†	84,079	84,621
PetSmart, Inc. Tranche B-2 Loan
(Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor), 4.68%, 03/11/22†	984,810	792,772
Post Holdings, Inc. Series A Incremental Term Loan
0.00%, 05/24/24†S	325	326
(Floating, ICE LIBOR USD 1M + 2.00%), 3.88%, 05/24/24†	129,025	129,396
Prime Security Services Borrower LLC 2016-2 Refinancing Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 4.63%, 05/02/22†	694,454	700,579
Realogy Group LLC Extended 2025 Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 3.96%, 02/08/25†	133,612	134,597
Reynolds Group Holdings, Inc. Incremental U.S. Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 4.63%, 02/05/23†	208,942	210,248
RPI Finance Trust Initial Term Loan B-6
(Floating, ICE LIBOR USD 3M + 2.00%), 4.30%, 03/27/23†	684,637	688,488
Sinclair Television Group, Inc. Term Loan B
0.00%, 12/12/24†S	410,000	412,612
Sprint Communications, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 0.75% Floor), 4.44%, 02/02/24†	458,683	459,329
Trans Union LLC 2017 Replacement Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 3.88%, 04/10/23†	471,945	473,848
Unitymedia Finance LLC Facility D Loan (Floating, ICE LIBOR USD 1M + 2.25%),
4.03%, 01/15/26†	250,000	250,156

	Par	Value
Univision Communications, Inc. 2017 Replacement Repriced First-Lien Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 4.63%, 03/15/24†	$983,958	$969,967
UPC Financing Partnership Facility AR (Floating, ICE LIBOR USD 1M + 2.50%),
4.28%, 01/15/26†	560,000	562,400

Total Loan Agreements (Cost $19,474,610)		19,241,608

MORTGAGE-BACKED SECURITIES — 34.3%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A
(Floating, LIBOR USD 1M + 0.88%, 0.88% Floor), 2.66%, 09/15/34 144A†	1,200,000	1,206,908
Aggregator of Loans Backed by Assets PLC, Series 2015-1, Class A
(Floating, ICE LIBOR GBP 1M + 1.25%), 1.75%, 04/24/49(U)†	710,724	1,004,073
Alba PLC, Series 2007-1, Class A3
(Floating, ICE LIBOR GBP 3M + 0.17%), 0.78%, 03/17/39(U)†	805,838	1,090,395
Alternative Loan Trust, Series 2006-OA11, Class A1B
(Floating, ICE LIBOR USD 1M + 0.19%, 0.19% Floor), 2.06%, 09/25/46†	480,827	442,355
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 2.20%, 11/25/46†	836,348	471,455
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1
(Floating, ICE LIBOR USD 6M + 1.50%, 1.50% Floor, 11.00% Cap), 3.67%, 09/25/45†	617,271	620,565
Banc of America Funding Trust, Series 2005-D, Class A1
3.61%, 05/25/35†g	748,099	786,183
Banc of America Mortgage Trust, Series 2004-F, Class 1A1
3.77%, 07/25/34†g	60,545	62,038
BANK, Series 2017-BNK9, Class XA
0.83%, 11/15/54† IOg	10,016,056	615,942
BBCCRE Trust, Series 2015-GTP, Class A
3.97%, 08/10/33 144A	1,600,000	1,605,834
BBCCRE Trust, Series 2015-GTP, Class D
4.56%, 08/10/33 144A† g	390,000	365,351
BBCCRE Trust, Series 2015-GTP, Class E
4.56%, 08/10/33 144A† g	1,210,000	1,037,857

See Notes to Schedules of Investments.	69

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
BBCMS Trust, Series 2015-STP, Class A
3.32%, 09/10/28 144A	$1,531,124	$1,537,716
BCAP LLC, Series 2014-RR2, Class 7A1
(Floating, ICE LIBOR USD 1M + 0.20%, 0.20% Floor), 1.82%, 01/26/38 144A†	1,322,111	1,260,485
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2
3.69%, 05/25/35†g	210,647	214,239
Bear Stearns ARM Trust, Series 2002-11, Class 1A1
3.56%, 02/25/33†g	9,356	9,419
Bear Stearns ARM Trust, Series 2004-2, Class 24A
2.37%, 05/25/34	19,630	18,466
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1
3.63%, 01/26/36†g	591,890	534,282
Berica 8 Residential MBS S.r.l., Series 8, Class A
(Floating, Euribor 6M + 0.20%), 0.00%, 03/31/48(E) †	56,431	69,450
Berica ABS S.r.l., Series 2011-1, Class A1
(Floating, Euribor 3M + 0.30%), 0.00%, 12/31/55(E) †	269,281	331,653
BX Trust, Series 2017-IMC, Class F
(Floating, LIBOR USD 1M + 4.25%, 4.25% Floor), 6.03%, 10/15/32 144A †	1,000,000	1,008,320
CD Mortgage Trust, Series 2016-CD2, Class A4
3.53%, 11/10/49	380,000	380,846
CD Mortgage Trust, Series 2017-CD5, Class A4
3.43%, 08/15/50	440,000	437,275
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class A1
(Floating, LIBOR USD 1M + 0.46%, 0.23% Floor), 2.21%, 10/25/35 144A †	175,213	170,693
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2
3.71%, 02/19/34†g	327,536	331,561
CHL Mortgage Pass-Through Trust, Series 2004-HYB5, Class 2A1
3.49%, 04/20/35†g	562,571	560,601
CHT Mortgage Trust, Series 2017-CSMO, Class A
(Floating, LIBOR USD 1M + 0.93%, 0.88% Floor), 2.71%, 11/15/36 144A †	540,000	541,876
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A
6.10%, 12/10/49†g	42,141	42,098
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XA
1.23%, 05/10/47† IOg	1,188,512	67,892

	Par	Value
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.14%, 02/10/48	$650,000	$640,286
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class D
3.11%, 04/10/48 144A	420,000	319,832
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4
3.47%, 10/12/50	1,150,000	1,142,911
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 03/10/51	1,440,000	1,494,791
Cold Storage Trust, Series 2017-ICE3, Class B
(Floating, LIBOR USD 1M + 1.25%, 1.25% Floor), 3.03%, 04/15/36 144A†	460,000	463,871
COMM Mortgage Trust, Series 2013-CR12, Class AM
4.30%, 10/10/46	50,000	52,031
COMM Mortgage Trust, Series 2013-CR12, Class B
4.76%, 10/10/46	40,000	41,497
COMM Mortgage Trust, Series 2013-CR12, Class C
5.08%, 10/10/46†g	20,000	20,038
COMM Mortgage Trust, Series 2013-CR13, Class XA
0.90%, 11/10/46† IOg	1,072,134	33,210
COMM Mortgage Trust, Series 2013-CR6, Class B
3.40%, 03/10/46 144A	390,000	382,595
COMM Mortgage Trust, Series 2014-277P, Class A
3.61%, 08/10/49 144A†g	160,000	162,810
COMM Mortgage Trust, Series 2014-CR19, Class C
4.72%, 08/10/47†g	218,000	219,248
COMM Mortgage Trust, Series 2015-DC1, Class B
4.04%, 02/10/48	100,000	98,412
COMM Mortgage Trust, Series 2015-DC1, Class C
4.35%, 02/10/48†g	80,000	78,546
COMM Mortgage Trust, Series 2015-LC19, Class B
3.83%, 02/10/48	100,000	99,274
COMM Mortgage Trust, Series 2015-LC19, Class C
4.26%, 02/10/48†g	190,000	190,036
Credit Suisse First Boston Mortgage Securities Corp, Series 2003-AR20, Class 2X
0.00%, 08/25/33 IO	19,405	—
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B
4.04%, 04/15/50	60,000	60,790

70	See Notes to Schedules of Investments.

	Par	Value
CSFB Mortgage-Backed Pass-Through Certificates Series, Series 2003-AR18, Class 2X
0.00%, 07/25/33 IO	$26,947	$—
CSMC, Series 2017-TIME, Class A
3.65%, 11/13/39 144A	530,000	523,548
DBJPM Mortgage Trust, Series 2017-C6, Class A5
3.33%, 06/10/50	130,000	128,133
DBUBS Mortgage Trust, Series 2017-BRBK, Class A
3.45%, 10/10/34 144A	1,150,000	1,155,628
Fannie Mae Connecticut Avenue Securities, Series 2016-C04
(Floating, ICE LIBOR USD 1M + 4.25%), 6.12%, 01/25/29†	200,000	226,542
Federal Home Loan Mortgage Association
4.00%, 08/01/47	600,000	616,474
Federal Home Loan Mortgage Corporation
4.50%, 09/01/18	184	186
8.00%, 08/01/24	952	1,019
4.00%, 10/01/25	183,080	188,864
5.50%, 02/01/27	31,660	34,345
4.50%, 10/01/29	2,424	2,543
7.50%, 11/01/29	3,666	4,188
7.50%, 12/01/29	3,891	4,415
7.50%, 02/01/31	4,410	4,582
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.23%, 11.36% Cap), 3.36%, 07/01/31†	3,057	3,144
7.50%, 11/01/31	8,175	8,196
(Floating, ICE LIBOR USD 1Y + 1.98%, 10.46% Cap), 3.73%, 04/01/32†	1,536	1,603
3.50%, 08/01/33	735,928	746,952
5.00%, 08/01/33	4,808	5,170
5.00%, 09/01/33	925	996
5.00%, 10/01/33	2,837	3,052
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 9.32% Cap), 3.71%, 03/01/34†	1,466	1,550
5.00%, 12/01/34	82,086	88,311
5.50%, 05/01/35	251,123	276,742
5.00%, 07/01/35	4,241	4,575
5.00%, 11/01/35	118,402	127,422
5.50%, 11/01/35	26,175	28,610
5.00%, 12/01/35	11,784	12,800
5.50%, 01/01/36	16,197	17,799
6.00%, 02/01/36	199,091	221,270
5.00%, 02/01/37	10,341	11,095
5.50%, 07/01/37	33,424	36,927
5.50%, 04/01/38	7,949	8,723
7.00%, 02/01/39	106,485	120,474
7.00%, 03/01/39	19,191	21,280
5.50%, 04/01/39	217,297	237,913

	Par	Value
4.50%, 06/01/39	$97,261	$102,732
6.50%, 09/01/39	38,322	43,192
5.50%, 08/01/40	173,285	190,181
4.00%, 02/01/41	68,525	70,971
5.00%, 06/01/41	3,306	3,568
3.50%, 10/01/42	127,374	128,405
4.00%, 10/01/42	58,039	60,157
3.50%, 11/01/42	272,705	274,913
3.50%, 12/01/42	69,898	70,468
3.50%, 01/01/43	431,276	434,781
3.50%, 02/01/43	294,294	296,686
3.50%, 03/01/43	715,513	721,328
3.50%, 04/01/43	5,239	5,278
4.00%, 04/01/43	136,781	141,740
3.50%, 05/01/43	479,250	483,035
4.00%, 05/01/43	64,183	66,650
4.00%, 06/01/43	70,161	72,858
4.00%, 07/01/43	244,096	253,250
4.00%, 08/01/43	134,615	139,436
4.50%, 12/01/43	908,624	963,651
3.50%, 02/01/44	70,803	71,378
4.50%, 02/01/44	717,510	760,778
4.50%, 03/01/44	215,324	228,257
3.50%, 03/01/45	756,329	762,450
3.50%, 06/01/45	4,291	4,319
3.50%, 10/01/45	3,593	3,615
4.00%, 12/01/45	553,059	570,207
3.50%, 03/01/46	13,722	13,812
3.50%, 05/01/46	2,558	2,571
3.50%, 08/01/46	1,449	1,462
4.00%, 09/01/46	1,724,277	1,777,875
4.50%, 01/01/47	1,065,637	1,116,633
4.00%, 07/01/47	825,986	850,228
4.00%, 08/01/47	189,635	195,725
3.50%, 12/01/47	1,051	1,058
3.00%, 04/18/48 TBA	1,400,000	1,365,109
3.50%, 04/18/48 TBA	1,350,000	1,353,255
4.00%, 04/18/48 TBA	9,100,000	9,342,074
3.50%, 05/18/48 TBA	2,000,000	2,001,776
Federal Home Loan Mortgage Corporation Reference REMIC, Series R007
6.00%, 05/15/36	193,778	213,051
Federal Home Loan Mortgage Corporation REMIC, Series 3325
(Floating, LIBOR USD 1M + 0.50%, 0.50% Floor, 6.75% Cap), 2.28%, 06/15/37†	131,578	132,241
Federal Home Loan Mortgage Corporation REMIC, Series 3621
(Floating, LIBOR USD 1M + 6.23%, 6.23% Cap), 4.45%, 01/15/40† IO	274,475	38,348

See Notes to Schedules of Investments.	71

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 3947
(Floating, LIBOR USD 1M + 5.95%, 5.95% Cap), 4.17%, 10/15/41† IO	$176,379	$25,738
Federal Home Loan Mortgage Corporation REMIC, Series 3973
(Floating, LIBOR USD 1M + 6.49%, 6.49% Cap), 4.71%, 12/15/41† IO	325,168	60,216
Federal Home Loan Mortgage Corporation REMIC, Series 4099
(Floating, LIBOR USD 1M + 6.00%, 6.00% Cap), 4.22%, 08/15/42† IO	259,487	46,308
Federal Home Loan Mortgage Corporation REMIC, Series 4194
3.50%, 04/15/43 IO	972,906	158,427
Federal Home Loan Mortgage Corporation REMIC, Series 4210
3.00%, 05/15/43	339,560	314,834
Federal Home Loan Mortgage Corporation REMIC, Series 4239
3.50%, 06/15/27 IO	377,152	36,830
Federal Home Loan Mortgage Corporation REMIC, Series 4298
4.00%, 04/15/43 IO	320,657	43,966
Federal Home Loan Mortgage Corporation REMIC, Series 4310
(Floating, LIBOR USD 1M + 5.95%, 5.95% Cap), 4.17%, 02/15/44† IO	129,709	19,966
Federal Home Loan Mortgage Corporation REMIC, Series 4335
(Floating, LIBOR USD 1M + 6.00%, 6.00% Cap), 4.22%, 05/15/44† IO	135,068	21,797
Federal Home Loan Mortgage Corporation REMIC, Series 4415
1.62%, 04/15/41† IOg	240,688	9,771
Federal Home Loan Mortgage Corporation REMIC, Series 4638
(Floating, LIBOR USD 1M + 0.44%, 9999.00% Cap), 2.01%, 07/15/40†	572,425	571,624
Federal Home Loan Mortgage Corporation STRIP, Series 353
(Floating, LIBOR USD 1M + 6.00%, 6.00% Cap), 4.22%, 12/15/46Ω† IO	451,069	82,868
Federal National Mortgage Association 9.50%, 05/01/22	130	132
(Floating, COF 11th District San Francisco + 1.25%, 12.75% Cap), 1.99%, 07/01/22†	1,954	1,941
5.50%, 09/01/23	30,429	31,580
5.50%, 10/01/23	6,947	7,228
9.50%, 07/01/24	192	199
2.81%, 04/01/25	50,000	49,389
5.50%, 05/01/25	32,559	33,147

	Par	Value
(Floating, COF 11th District San Francisco + 1.25%, 12.05% Cap), 2.00%, 07/01/27†	$9,919	$9,817
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 11.86% Cap), 3.13%, 08/01/27†	16,107	16,784
(Floating, COF 11th District San Francisco + 1.25%, 10.60% Cap), 2.00%, 11/01/27 CONV †	10,874	10,799
2.84%, 01/01/28	820,000	793,532
3.08%, 01/01/28	140,000	138,757
3.15%, 03/01/28	150,000	149,412
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.64%, 12.39% Cap), 3.76%, 02/01/30†	74,780	76,291
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.38%, 10.65% Cap), 3.51%, 06/01/30 CONV†	12,489	12,704
8.00%, 10/01/30	11,075	12,907
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.51%, 12.63% Cap), 3.76%, 12/01/30 CONV†	3,747	3,801
(Floating, COF 11th District San Francisco + 1.25%, 10.55% Cap), 2.00%, 01/01/31†	5,314	5,242
4.50%, 04/01/31	55,172	58,000
4.50%, 05/01/31	199,790	210,038
4.50%, 06/01/31	59,470	62,527
4.50%, 11/01/31	87,048	91,474
6.00%, 11/01/31	2,016	2,259
4.50%, 12/01/31	138,114	145,225
6.00%, 01/01/32	56,322	62,673
6.00%, 03/01/32	6,714	7,471
6.00%, 04/01/32	113,816	126,698
(Floating, COF 11th District San Francisco + 1.25%, 10.95% Cap), 2.00%, 06/01/32†	6,998	6,899
(Floating, COF 11th District San Francisco + 1.25%, 12.22% Cap), 1.99%, 08/01/32†	7,126	7,026
6.00%, 08/01/32	750	835
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 9.75% Cap), 3.88%, 02/01/33†	943	952
5.50%, 04/01/33	21,863	24,559
3.00%, 04/18/33 TBA	9,000,000	8,988,984
(Floating, COF 11th District San Francisco + 1.25%, 11.98% Cap), 1.99%, 05/01/33†	18,811	18,559
6.00%, 05/01/33	422	469
5.00%, 07/01/33	25,289	27,317
5.00%, 08/01/33	2,334	2,530
5.00%, 09/01/33	30,791	33,267
5.50%, 09/01/33	1,220	1,342
5.50%, 12/01/33	5,187	5,705

72	See Notes to Schedules of Investments.

	Par	Value
6.00%, 12/01/33	$210	$234
5.50%, 02/01/34	1,472	1,618
5.50%, 04/01/34	295	326
3.50%, 05/01/34	179,659	183,063
5.50%, 08/01/34	2,400	2,659
5.50%, 10/01/34	104	115
6.00%, 10/01/34	27,593	30,682
(Floating, ICE LIBOR USD 1Y + 1.60%, 9.80% Cap), 3.35%, 12/01/34†	34,644	36,487
5.50%, 12/01/34	9,585	10,529
6.00%, 05/01/35	460,141	514,967
5.50%, 07/01/35	127	139
6.00%, 07/01/35	98,295	109,654
5.50%, 08/01/35	213	234
5.50%, 09/01/35	61,392	66,717
5.00%, 10/01/35	86,170	93,084
6.00%, 10/01/35	23,387	26,095
(Floating, COF 11th District San Francisco + 1.25%, 10.54% Cap), 2.00%, 11/01/35†	3,785	3,787
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.95%, 8.98% Cap), 3.17%, 11/01/35†	44,251	46,265
6.00%, 11/01/35	361,548	403,665
5.50%, 12/01/35	999	1,108
6.00%, 12/01/35	4,376	4,911
6.00%, 02/01/36	1,875	2,109
6.00%, 03/01/36	874	972
5.50%, 04/01/36	6,413	6,780
6.00%, 04/01/36	3,592	4,033
(Floating, COF 11th District San Francisco + 1.25%, 3.50%Floor, 12.93% Cap), 3.94%, 05/01/36†	40,396	42,676
5.50%, 11/01/36	71,196	78,213
6.00%, 01/01/37	141,011	156,792
5.50%, 02/01/37	112	123
6.00%, 02/01/37	287,349	323,373
5.50%, 03/01/37	4,372	4,805
6.00%, 03/01/37	16,381	18,419
5.50%, 04/01/37	178	194
5.50%, 06/01/37	53	58
6.00%, 07/01/37	599,975	673,832
5.50%, 08/01/37	208,872	229,535
6.00%, 08/01/37	38,030	42,286
6.00%, 09/01/37	97,193	109,102
6.50%, 10/01/37	52,903	59,092
7.00%, 10/01/37	1,365	1,451
7.00%, 11/01/37	5,112	5,571
(Floating, COF 11th District San Francisco + 1.25%, 10.65% Cap), 2.00%, 12/01/37†	25,553	25,176
6.00%, 12/01/37	173,260	193,255
7.00%, 12/01/37	3,391	3,898
(Floating, COF 11th District San Francisco + 1.25%, 10.51% Cap), 2.00%, 01/01/38†	16,199	16,053
6.00%, 01/01/38	150,745	168,423
5.50%, 02/01/38	2,485	2,732

	Par	Value
7.00%, 02/01/38	$1,780	$1,940
4.50%, 03/01/38	5,042	5,297
5.50%, 03/01/38	332	365
6.00%, 03/01/38	781	868
4.50%, 04/01/38	79,968	84,594
5.00%, 04/01/38	86,646	92,885
5.50%, 05/01/38	113	123
6.00%, 05/01/38	18,597	20,871
5.00%, 06/01/38	91,025	97,430
5.50%, 06/01/38	153	167
5.50%, 07/01/38	47,943	52,691
5.50%, 08/01/38	51,496	56,621
5.50%, 09/01/38	221	241
6.00%, 11/01/38	23,206	26,032
7.00%, 11/01/38	18,009	20,497
5.50%, 12/01/38	97	107
6.00%, 12/01/38	27,344	30,694
7.00%, 02/01/39	8,642	9,718
7.00%, 03/01/39	73,817	82,794
6.00%, 09/01/39	15,818	17,706
6.00%, 12/01/39	295,779	332,113
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 9.66% Cap), 2.60%, 06/01/40†	34,871	35,935
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 10.66% Cap), 2.60%, 10/01/40†	5,506	5,627
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 10.52% Cap), 2.60%, 10/01/40†	105,354	105,812
(Floating, COF 11th District San Francisco + 1.25%, 10.25% Cap), 2.00%, 11/01/40†	14,220	14,042
4.50%, 04/01/41	104,143	110,179
6.00%, 05/01/41	591,649	665,290
4.50%, 08/01/41	69,707	73,596
4.50%, 11/01/41	336,960	356,189
4.00%, 06/01/42	54,965	56,880
3.50%, 09/01/42	59,687	60,157
2.50%, 10/01/42	417,672	395,808
4.00%, 10/01/42	238,167	246,094
2.50%, 11/01/42	24,237	22,964
4.00%, 11/01/42	1,945,652	2,014,826
2.50%, 12/01/42	18,741	17,756
3.00%, 12/01/42	18,250	17,951
4.00%, 12/01/42	131,622	136,129
2.50%, 01/01/43	17,511	16,590
3.00%, 01/01/43	343,309	337,485
3.50%, 01/01/43	1,832,336	1,844,482
2.50%, 02/01/43	20,149	19,091
2.50%, 03/01/43	1,523,439	1,443,387
3.00%, 03/01/43	214,000	210,864
2.50%, 04/01/43	1,268,434	1,201,808
3.00%, 04/01/43	321,478	316,734
3.50%, 04/01/43	762	768
4.00%, 04/01/43	60,433	62,594
2.50%, 05/01/43	29,936	28,365
3.00%, 05/01/43	207,615	204,578
2.50%, 06/01/43	28,348	26,860

See Notes to Schedules of Investments.	73

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
3.00%, 06/01/43	$63,644	$62,712
4.00%, 06/01/43	577,054	597,157
3.00%, 07/01/43	558,682	550,512
3.50%, 07/01/43	10,640	10,726
4.00%, 07/01/43	579,963	599,847
2.50%, 08/01/43	856,009	810,058
3.50%, 08/01/43	2,836	2,855
4.00%, 08/01/43	204,825	211,641
4.50%, 09/01/43	607,912	640,076
2.50%, 10/01/43	39,762	37,596
4.50%, 10/01/43	202,043	213,103
4.50%, 11/01/43	140,924	148,654
4.50%, 12/01/43	202,390	213,460
4.50%, 01/01/44	127,907	134,893
4.50%, 02/01/44	855,503	898,933
4.50%, 07/01/44	116,289	123,221
4.50%, 10/01/44	502,458	532,287
4.00%, 01/01/45	189,070	195,624
4.50%, 02/01/45	1,181,112	1,257,403
4.50%, 04/01/45	701,552	746,458
4.50%, 05/01/45	78,570	83,483
3.50%, 06/01/45	723,525	726,875
4.50%, 06/01/45	958,669	1,007,190
3.00%, 11/01/45	1,588,852	1,552,087
3.50%, 12/01/45	2,073,050	2,080,799
3.50%, 01/01/46	490,654	493,416
3.50%, 05/01/46	3,938	3,957
3.00%, 11/01/46	3,166,552	3,096,025
5.00%, 11/01/46	1,260,440	1,356,984
4.00%, 04/01/47	824,622	850,869
4.00%, 05/01/47	188,621	194,596
4.50%, 05/01/47	956,351	1,002,330
5.00%, 07/01/47	18,040	19,303
4.00%, 08/01/47	1,713,474	1,761,457
4.50%, 09/01/47	2,900,000	3,042,883
4.00%, 10/01/47	400,001	411,235
4.50%, 10/01/47	1,000,000	1,052,820
4.00%, 12/01/47	100,000	102,733
4.00%, 01/01/48	2,600,003	2,673,710
4.50%, 01/01/48	13,224,614	13,880,675
5.00%, 02/01/48	681,961	726,075
4.00%, 04/01/48	6,000,000	6,168,381
3.00%, 04/18/48 TBA	6,770,000	6,603,397
3.50%, 04/18/48 TBA	59,700,000	59,829,430
4.00%, 04/18/48 TBA	4,700,000	4,823,483
4.50%, 04/18/48 TBA	19,500,000	20,421,297
5.00%, 04/18/48 TBA	3,200,000	3,418,501
3.00%, 05/18/48 TBA	16,000,000	15,586,528
3.50%, 05/18/48 TBA	68,900,000	68,945,853
4.00%, 05/18/48 TBA	4,500,000	4,610,340
4.50%, 05/18/48 TBA	17,400,000	18,190,813
3.50%, 06/18/48 TBA	10,000,000	9,991,220

	Par	Value
4.50%, 04/01/56	$980,585	$1,037,084
5.50%, 09/01/56	949,888	1,046,776
3.50%, 03/01/57	2,809,246	2,812,659
Federal National Mortgage Association ACES Series 2015-M1
0.55%, 09/25/24† IOg	3,898,602	116,455
Federal National Mortgage Association ACES, Series 2016-M11
2.94%, 07/25/39	295,312	285,915
Federal National Mortgage Association ACES, Series 2017-M15
3.14%, 11/25/27†g	340,000	334,713
Federal National Mortgage Association ACES, Series 2018-M2
2.90%, 01/25/28† g	860,000	835,766
Federal National Mortgage Association Interest STRIP, Series 409
3.00%, 04/25/27Ω IO	311,449	26,883
4.50%, 11/25/39Ω IO	50,530	10,531
3.50%, 11/25/41Ω IO	191,116	39,465
4.00%, 11/25/41Ω IO	236,208	49,268
4.00%, 04/25/42Ω IO	443,030	86,262
Federal National Mortgage Association REMIC, Series 1991-137
868.32%, 10/25/21 IO	32	368
Federal National Mortgage Association REMIC, Series 1991-97
1,009.25%, 08/25/21 IO	20	241
Federal National Mortgage Association REMIC, Series 2000-32
(Floating, LIBOR USD 1M + 0.45%, 0.45% Floor, 9.00% Cap), 2.26%, 10/18/30†	8,191	8,222
Federal National Mortgage Association REMIC, Series 2005-29
5.50%, 04/25/35	390,221	435,873
Federal National Mortgage Association REMIC, Series 2007-24
(Floating, LIBOR USD 1M + 6.75%, 6.75% Cap), 4.88%, 03/25/37† IO	589,848	94,173
Federal National Mortgage Association REMIC, Series 2011-52
5.00%, 06/25/41	358,089	384,424

74	See Notes to Schedules of Investments.

	Par	Value
Federal National Mortgage Association REMIC, Series 2011-59
5.50%, 07/25/41	$1,083,850	$1,187,658
Federal National Mortgage Association REMIC, Series 2011-87
(Floating, LIBOR USD 1M + 0.55%, 0.55% Floor, 6.50% Cap), 2.42%, 09/25/41†	1,572,337	1,588,368
Federal National Mortgage Association REMIC, Series 2011-96
(Floating, LIBOR USD 1M + 6.55%, 6.55% Cap), 4.68%, 10/25/41† IO	455,415	66,266
Federal National Mortgage Association REMIC, Series 2012-101
4.00%, 09/25/27 IO	202,758	19,071
Federal National Mortgage Association REMIC, Series 2012-111
7.00%, 10/25/42	32,975	37,390
Federal National Mortgage Association REMIC, Series 2012-118
3.50%, 12/25/39 IO	291,263	34,903
Federal National Mortgage Association REMIC, Series 2012-133
(Floating, LIBOR USD 1M + 6.15%, 6.15% Cap), 4.28%, 12/25/42† IO	150,669	25,389
Federal National Mortgage Association REMIC, Series 2012-153
7.00%, 07/25/42	107,466	121,761
Federal National Mortgage Association REMIC, Series 2012-28
6.50%, 06/25/39	14,477	15,580
Federal National Mortgage Association REMIC, Series 2012-35
(Floating, LIBOR USD 1M + 6.50%, 6.50% Cap), 4.63%, 04/25/42† IO	146,335	26,022
Federal National Mortgage Association REMIC, Series 2012-46
6.00%, 05/25/42	159,815	178,705
Federal National Mortgage Association REMIC, Series 2012-70
(Floating, LIBOR USD 1M + 6.65%, 6.65% Cap), 4.78%, 02/25/41† IO	31,659	3,768
Federal National Mortgage Association REMIC, Series 2012-74
(Floating, LIBOR USD 1M + 6.65%, 6.65% Cap), 4.78%, 03/25/42† IO	192,264	25,412

	Par	Value
Federal National Mortgage Association REMIC, Series 2012-75
(Floating, LIBOR USD 1M + 6.60%, 6.60% Cap), 4.73%, 07/25/42† IO	$53,161	$9,369
Federal National Mortgage Association REMIC, Series 2013-124
(Floating, LIBOR USD 1M + 5.95%, 5.95% Cap), 4.08%, 12/25/43† IO	556,580	98,164
Federal National Mortgage Association REMIC, Series 2013-14
4.00%, 03/25/43 IO	225,622	43,434
Federal National Mortgage Association REMIC, Series 2013-17
3.00%, 03/25/28 IO	1,198,489	114,608
Federal National Mortgage Association REMIC, Series 2013-29
4.00%, 04/25/43 IO	626,196	121,705
Federal National Mortgage Association REMIC, Series 2013-54
(Floating, LIBOR USD 1M + 6.15%, 6.15% Cap), 4.28%, 06/25/43† IO	254,248	46,563
Federal National Mortgage Association REMIC, Series 2013-9
5.50%, 04/25/42	656,411	712,154
6.50%, 07/25/42	268,870	304,682
Federal National Mortgage Association REMIC, Series 2014-47
1.62%, 08/25/44† IOg	615,164	32,291
Federal National Mortgage Association REMIC, Series 2015-55
1.36%, 08/25/55† IOg	209,572	10,827
Federal National Mortgage Association REMIC, Series 2015-56
(Floating, LIBOR USD 1M + 6.15%, 6.15% Cap), 4.28%, 08/25/45† IO	74,633	15,097
Federal National Mortgage Association REMIC, Series 2017-76
(Floating, LIBOR USD 1M + 6.10%, 6.10% Cap), 4.23%, 10/25/57† IO	1,087,030	191,103
Federal National Mortgage Association REMIC, Series 2017-85
(Floating, LIBOR USD 1M + 6.20%, 6.20% Cap), 4.33%, 11/25/47† IO	365,476	61,496

See Notes to Schedules of Investments.	75

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
FHLMC Multifamily Structured Pass Through Certificates, Series K072
3.44%, 12/25/27	$570,000	$578,943
FHLMC Multifamily Structured Pass-Through Certificates, Series K015
1.59%, 07/25/21† IOg	592,449	26,094
FHLMC Multifamily Structured Pass-Through Certificates, Series K016
1.52%, 10/25/21† IOg	195,580	8,642
FHLMC Multifamily Structured Pass-Through Certificates, Series K044
0.75%, 01/25/25† IOg	1,284,789	53,784
FHLMC Multifamily Structured Pass-Through Certificates, Series K068
0.44%, 08/25/27† IOg	2,446,488	86,601
FHLMC Multifamily Structured Pass-Through Certificates, Series K723
0.96%, 08/25/23† IOg	3,320,763	140,764
FHLMC Multifamily Structured Pass-Through Certificates, Series KF11
(Floating, LIBOR USD 1M + 0.65%), 2.32%, 09/25/25†	869,533	873,648
FHLMC Multifamily Structured Pass-Through Certificates, Series KJ17
2.98%, 11/25/25	590,000	589,335
FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA1
(Floating, ICE LIBOR USD 1M + 4.15%), 6.02%, 01/25/25†	373,617	403,367
FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA4
(Floating, ICE LIBOR USD 1M + 3.80%, 3.80% Floor), 5.67%, 03/25/29†	250,000	279,614
FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-HQA2
(Floating, ICE LIBOR USD 1M + 5.15%), 7.02%, 11/25/28†	300,000	358,391
FHLMC Structured Pass-Through Certificates, Series T-61
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 2.60%, 07/25/44†	699,680	702,208
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
3.34%, 06/25/34†g	263,022	261,832
FREMF Mortgage Trust, Series 2012-K20, Class X2A
0.20%, 05/25/45 144A IO	5,430,499	35,782
Government National Mortgage Association
7.00%, 01/15/26	2,914	3,091
7.00%, 07/15/27	31,691	35,434

	Par	Value
7.00%, 01/15/28	$12,584	$12,770
7.00%, 03/15/28	43,069	48,422
7.00%, 07/15/28	6,025	6,431
7.50%, 07/15/28	10,788	10,990
6.50%, 08/15/28	2,815	3,151
7.00%, 08/15/28	8,999	9,830
7.50%, 08/15/28	7,553	8,264
6.50%, 09/15/28	5,390	6,034
7.00%, 10/15/28	31,927	33,288
7.50%, 03/15/29	13,533	15,551
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.00% Floor, 11.00% Cap), 3.13%, 11/20/29†	25,527	26,425
8.50%, 08/15/30	596	622
8.50%, 11/20/30	5,924	6,812
6.50%, 08/15/31	32,542	36,455
7.50%, 08/15/31	9,090	10,057
6.50%, 10/15/31	54,927	61,685
6.00%, 11/15/31	115,983	130,429
6.50%, 11/15/31	72,021	80,590
6.00%, 12/15/31	24,981	28,108
6.00%, 01/15/32	78,665	87,909
6.00%, 02/15/32	118,403	131,846
6.50%, 02/15/32	92,672	103,713
6.00%, 04/15/32	41,202	45,880
7.50%, 04/15/32	40,729	41,489
6.50%, 06/15/32	56,857	63,650
6.50%, 08/15/32	125,759	140,758
6.50%, 09/15/32	104,619	117,933
6.00%, 10/15/32	81,571	91,657
5.50%, 11/15/32	12,009	13,166
6.00%, 11/15/32	64,632	72,190
6.00%, 12/15/32	28,960	32,421
6.50%, 12/15/32	9,028	10,106
5.50%, 01/15/33	6,535	7,125
6.00%, 01/15/33	31,351	35,413
5.50%, 02/15/33	16,403	18,065
6.00%, 02/15/33	29,850	33,597
5.50%, 03/15/33	16,396	18,053
6.50%, 04/15/33	191,454	218,616
6.00%, 06/15/33	19,241	21,426
5.50%, 07/15/33	16,709	18,373
5.50%, 08/15/33	7,833	8,570
5.50%, 09/15/33	5,150	5,633
6.00%, 10/15/33	37,419	41,667
6.50%, 10/15/33	99,911	111,857
6.00%, 12/15/33	77,822	86,658
5.50%, 04/15/34	11,123	12,244
5.50%, 05/15/34	2,711	2,950
6.50%, 08/15/34	156,385	175,070
5.50%, 09/15/34	73,739	81,103
5.50%, 12/15/34	70,818	78,106
5.50%, 01/15/35	55,067	60,466
6.00%, 09/20/38	180,567	201,383
5.00%, 07/20/40	15,366	16,572
5.00%, 09/20/40	65,984	71,762
4.00%, 10/20/40	8,562	8,955

76	See Notes to Schedules of Investments.

	Par	Value
6.00%, 10/20/40	$27,381	$30,504
6.00%, 01/20/41	23,570	26,013
4.50%, 04/20/41	298,186	313,586
4.00%, 08/20/43	507,695	525,816
4.00%, 10/20/43	1,670,159	1,734,672
3.00%, 01/15/45	4,308,139	4,247,207
3.00%, 02/15/45	162,770	160,844
3.50%, 04/15/45	887,390	897,070
4.00%, 05/20/45	47,311	49,095
4.00%, 08/20/45	947,355	981,083
4.00%, 09/20/45	332,289	344,127
4.00%, 10/20/45	403,638	418,004
3.50%, 09/20/46	3,017,459	3,060,320
4.00%, 06/20/47	965,110	994,575
4.00%, 07/20/47	959,929	991,377
4.00%, 08/20/47	4,147,454	4,268,402
4.00%, 09/20/47	999,999	1,029,161
3.50%, 10/20/47	1,183,506	1,197,786
3.00%, 11/20/47	2,965,368	2,920,402
3.50%, 11/20/47	98,813	99,899
3.00%, 04/18/48 TBA	8,000,000	7,871,096
3.50%, 04/18/48 TBA	4,100,000	4,140,119
4.00%, 04/18/48 TBA	19,400,000	19,942,211
4.50%, 04/18/48 TBA	14,740,000	15,325,856
4.00%, 05/18/48 TBA	5,000,000	5,131,935
Government National Mortgage Association, Series 2007-30
(Floating, LIBOR USD 1M + 0.30%, 0.30% Floor, 6.50% Cap), 2.12%, 05/20/37†	139,381	139,053
Government National Mortgage Association, Series 2007-51
(Floating, LIBOR USD 1M + 6.58%, 6.58% Cap), 4.76%, 08/20/37† IO	1,246,634	184,153
Government National Mortgage Association, Series 2010-31
(Floating, LIBOR USD 1M + 6.50%, 6.50% Cap), 4.68%, 03/20/39† IO	24,499	1,213
Government National Mortgage Association, Series 2010-85
(Floating, LIBOR USD 1M + 6.65%, 6.65% Cap), 4.83%, 01/20/40† IO	48,279	4,870
Government National Mortgage Association, Series 2010-H28
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 10.50% Cap), 1.97%, 12/20/60†	269,528	269,438
Government National Mortgage Association, Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.48%, 0.48% Floor, 10.50% Cap), 2.05%, 03/20/61†	371,043	371,699

	Par	Value
Government National Mortgage Association, Series 2011-H09
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 10.50% Cap), 2.07%, 03/20/61†	$256,313	$256,898
Government National Mortgage Association, Series 2012-144
0.47%, 01/16/53† IOg	8,905,291	282,035
Government National Mortgage Association, Series 2012-34
(Floating, LIBOR USD 1M + 6.05%, 6.05% Cap), 4.23%, 03/20/42† IO	45,389	6,645
Government National Mortgage Association, Series 2012-66
3.50%, 02/20/38 IO	180,120	14,564
Government National Mortgage Association, Series 2012-H27
(Variable, ICE LIBOR USD 1M + 0.00%), 1.77%, 10/20/62† IO	854,946	62,494
Government National Mortgage Association, Series 2012-H30
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor, 10.50% Cap), 1.92%, 12/20/62†	1,223,361	1,221,322
Government National Mortgage Association, Series 2013-113
(Floating, LIBOR USD 1M + 6.70%, 6.70% Cap), 4.91%, 08/16/43† IO	160,967	24,464
Government National Mortgage Association, Series 2013-53
3.50%, 04/20/43 IO	144,558	22,121
Government National Mortgage Association, Series 2014-117
(Floating, LIBOR USD 1M + 5.60%, 5.60% Cap), 3.78%, 08/20/44† IO	49,777	6,787
Government National Mortgage Association, Series 2014-118
(Floating, LIBOR USD 1M + 6.20%, 6.20% Cap), 4.38%, 08/20/44† IO	261,803	50,192
Government National Mortgage Association, Series 2014-135
0.83%, 01/16/56† IOg	6,545,355	314,576
Government National Mortgage Association, Series 2014-93
0.84%, 11/16/55† IOg	3,275,144	153,861
Government National Mortgage Association, Series 2015-167
4.00%, 04/16/45 IO	138,441	28,580
Government National Mortgage Association, Series 2015-H11
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor, 7.50% Cap), 2.12%, 05/20/65†	2,592,880	2,597,359

See Notes to Schedules of Investments.	77

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Government National Mortgage Association, Series 2015-H14
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 11.00% Cap), 2.00%, 05/20/65†	$2,664,509	$2,666,181
(Floating, ICE LIBOR USD 1M + 0.57%, 0.57% Floor, 7.50% Cap), 2.14%, 06/20/65†	4,308,319	4,318,875
Government National Mortgage Association, Series 2015-H15
(Floating, ICE LIBOR USD 1M + 0.58%, 0.58% Floor, 7.50% Cap), 2.15%, 06/20/65†	1,601,323	1,606,398
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 2.17%, 06/20/65†	4,003,266	4,018,555
Government National Mortgage Association, Series 2015-H16
(Floating, LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 2.17%, 07/20/65†	4,092,851	4,108,879
Government National Mortgage Association, Series 2015-H17
(Floating, ICE LIBOR USD 1M + 0.46%, 0.46% Floor), 2.02%, 06/20/65†	646,777	647,837
Government National Mortgage Association, Series 2015-H18
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 2.17%, 07/20/65†	614,528	616,860
Government National Mortgage Association, Series 2015-H19
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 2.17%, 08/20/65†	639,822	642,281
Government National Mortgage Association, Series 2015-H22
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 2.17%, 09/20/65†	645,129	647,754
Government National Mortgage Association, Series 2015-H23
(Floating, ICE LIBOR USD 1M + 0.62%, 0.62% Floor, 7.50% Cap), 2.19%, 09/20/65†	775,340	779,049
Government National Mortgage Association, Series 2015-H26
(Floating, ICE LIBOR USD 1M + 0.52%, 0.52% Floor, 11.00% Cap), 2.09%, 10/20/65†	1,457,485	1,465,446
Government National Mortgage Association, Series 2015-H30
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 2.25%, 08/20/61†	369,155	370,125
Government National Mortgage Association, Series 2016-152
0.98%, 08/15/58† IOg	5,812,524	437,157

	Par	Value
Government National Mortgage Association, Series 2017-190
0.69%, 03/16/60† IOg	$7,412,165	$467,574
Government National Mortgage Association, Series 2017-H15
(Variable, ICE LIBOR USD 1Y + 0.00%), 2.16%, 07/20/67† IO	603,200	87,697
(Floating, ICE LIBOR USD 1Y + 0.80%, 0.80% Floor, 7.50% Cap), 2.53%, 07/20/67†	1,912,704	1,983,391
Government National Mortgage Association, Series 2017-H18
(Variable, ICE LIBOR USD 1Y + 0.00%), 1.64%, 09/20/67† IO	4,663,723	496,173
Government National Mortgage Association, Series 2017-H20
(Variable, ICE LIBOR USD 1Y + 0.00%), 1.96%, 10/20/67† IO	200,149	26,099
Government National Mortgage Association, Series 2017-H22
(Variable, ICE LIBOR USD 1Y + 0.00%), 2.23%, 11/20/67† IO	1,777,622	233,526
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 2.05%, 01/25/37†	585,775	552,397
GS Mortgage Securities Corporation II, Series 2015-GC30, Class AS
3.78%, 05/10/50	370,000	375,500
GS Mortgage Securities Corporation II, Series 2015-GC30, Class D
3.38%, 05/10/50	490,000	379,424
GS Mortgage Securities Trust, Series 2007-GG10, Class AM
5.83%, 08/10/45†g	123,593	125,256
GS Mortgage Securities Trust, Series 2013-GC16, Class B
5.16%, 11/10/46	130,000	137,265
GS Mortgage Securities Trust, Series 2015-GC28, Class C
4.33%, 02/10/48†g	290,000	283,797
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
3.61%, 09/25/35†g	720,932	738,053
Impac CMB Trust, Series 2004-8, Class 1A
(Floating, ICE LIBOR USD 1M + 0.72%, 0.36% Floor, 11.00% Cap), 2.59%, 10/25/34†	40,244	39,671
IndyMac ARM Trust, Series 2001-H2, Class A1
2.78%, 01/25/32†g	6,041	5,983

78	See Notes to Schedules of Investments.

	Par	Value
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, ICE LIBOR USD 1M + 0.19%, 0.19% Floor), 2.06%, 09/25/46†	$682,724	$634,096
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT, Class A
(Floating, LIBOR USD 1M + 1.45%), 3.23%, 10/15/33 144A†	800,000	801,512
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2017-MAUI, Class A
(Floating, LIBOR USD 1M + 0.83%, 0.83% Floor), 2.55%, 07/15/34 144A†	4,000,000	4,014,688
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.52%, 0.26% Floor, 11.50% Cap), 2.39%, 01/25/36†	153,659	152,531
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class D
5.14%, 05/15/45†g	280,000	276,206
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
3.70%, 02/25/35†g	52,889	52,561
JP Morgan Mortgage Trust, Series 2018-3, Class A1
3.50%, 04/25/48 144A†g	3,025,000	3,029,002
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class C
5.08%, 11/15/45†g	90,000	93,798
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B
4.88%, 01/15/47†g	50,000	52,424
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class ASB
3.41%, 11/15/47	840,000	847,971
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5
3.82%, 07/15/48	880,000	902,015
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3
3.80%, 08/15/48	1,700,000	1,736,231
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class C
4.62%, 08/15/48†g	710,000	703,800
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class ASB
3.36%, 11/15/48	800,000	804,653
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class D
4.17%, 11/15/48†g	530,000	425,989

	Par	Value
Kensington Mortgage Securities PLC, Series 2007-1X, Class A3C
(Floating, ICE LIBOR USD 3M + 0.17%), 2.28%, 06/14/40†	$979,425	$964,271
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class X
0.23%, 06/15/36 144A IO	14,937	1
Ludgate Funding PLC, Series 2007-1, Class A2A
(Floating, ICE LIBOR GBP 3M + 0.16%), 0.68%, 01/01/61(U)†	834,208	1,119,225
Ludgate Funding PLC, Series 2008-W1X, Class A1
(Floating, ICE LIBOR GBP 3M + 0.60%), 1.12%, 01/01/61(U)†	683,556	942,546
Luminent Mortgage Trust, Series 2006-2, Class A1A
(Floating, ICE LIBOR USD 1M + 0.20%, 0.20% Floor), 2.07%, 02/25/46†	450,584	367,503
Mansard Mortgages PLC, Series 2007-1X, Class A2
(Floating, ICE LIBOR GBP 3M + 0.18%), 0.70%, 04/15/47(U)†	815,940	1,106,906
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
3.47%, 11/21/34†g	328,875	338,787
MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1
3.58%, 05/25/34†g	114,464	114,448
MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1
3.58%, 11/25/35 144A†g	472,870	396,636
Merrill Lynch Mortgage Investors Trust Series, Series 2005-2, Class 1A
(Floating, ICE LIBOR USD 6M + 1.25%, 1.25% Floor, 10.00% Cap), 2.91%, 10/25/35†	24,610	24,887
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.10%, 05/15/46	300,000	297,729
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS
3.46%, 05/15/46	140,000	138,993
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B
4.00%, 12/15/47	370,000	369,144
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS
3.56%, 04/15/48	480,000	472,542
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A4
3.37%, 10/15/48	1,400,000	1,394,673
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB
3.56%, 12/15/47	800,000	815,812

See Notes to Schedules of Investments.	79

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class C
4.13%, 09/15/49†g	$450,000	$443,545
Morgan Stanley Capital I Trust, Series 2014-CPT, Class B
3.45%, 07/13/29 144A†g	800,000	799,415
Morgan Stanley Capital I Trust, Series 2016-UB12, Class A4
3.60%, 12/15/49	380,000	382,893
MortgageIT Trust, Series 2005-4, Class A1
(Floating, ICE LIBOR USD 1M + 0.28%, 0.28% Floor, 11.50% Cap), 2.15%, 10/25/35†	415,440	411,623
MSCG Trust, Series 2015-ALDR, Class A2
3.46%, 06/07/35 144A†g	580,000	561,756
MSCG Trust, Series 2016-SNR, Class C
5.21%, 11/15/34 144A	390,000	391,189
Nomura Resecuritization Trust, Series 2014-7R, Class 2A3
(Floating, ICE LIBOR USD 1M + 0.20%, 0.20% Floor), 1.82%, 12/26/35 144A†	528,384	524,421
OBX Trust, Series 2018-1, Class A2
(Floating, ICE LIBOR USD 1M + 0.65%), 2.53%, 06/25/57 144A††††	1,360,000	1,360,000
One Market Plaza Trust, Series 2017-1MKT, Class A
3.61%, 02/10/32 144A	1,020,000	1,029,872
Pool #MA3088
4.00%, 08/01/47	600,001	616,491
Prime Mortgage Trust, Series 2006-DR1, Class 2A1
5.50%, 05/25/35 144A	2,221,515	1,623,681
Prime Mortgage Trust, Series 2006-DR1, Class 2A2
6.00%, 05/25/35 144A	1,773,029	1,322,657
ResLoC UK PLC, Series 2007-1X, Class A3A
(Floating, Euribor 3M + 0.16%), 0.00%, 12/15/43(E)†	1,188,177	1,411,816
(Floating, ICE LIBOR GBP 3M + 0.16%), 0.77%, 12/15/43(U)†	297,044	400,356
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A
(Floating, LIBOR USD 1M + 0.95%, 1.94% Floor), 2.54%, 06/15/33 144A†	450,000	451,581
Sequoia Mortgage Trust, Series 2003-4, Class 1A2
(Floating, ICE LIBOR USD 6M + 0.66%, 0.33% Floor, 11.50% Cap), 2.59%, 07/20/33†	80,893	76,637
Sequoia Mortgage Trust, Series 6, Class A
(Floating, ICE LIBOR USD 1M + 0.64%, 0.32% Floor, 11.00% Cap), 2.45%, 04/19/27†	386,965	368,805

	Par	Value
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.13%, 07/05/36 144A	$340,000	$328,655
Station Place Securitization Trust, Series 2015-2, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 2.81%, 05/15/18 144A†	350,000	350,000
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 2.17%, 10/25/35†	801,115	791,078
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor, 11.00% Cap), 2.06%, 07/19/35†	92,310	88,598
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1
(Floating, ICE LIBOR USD 1M + 0.64%, 0.32% Floor, 11.50% Cap), 2.51%, 09/25/43†	9,255	9,000
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
3.40%, 04/25/45†g	75,556	76,100
Towd Point Mortgage Funding Vantage1 PLC, Series 2016-V1A, Class A1
(Floating, ICE LIBOR GBP 3M + 1.20%), 1.75%, 02/20/54(U) 144A†	460,686	651,775
TPG Real Estate Finance Issuer, Ltd., Series 2018-FL1, Class A
(Floating, LIBOR USD 1M + 0.75%, 0.75% Floor), 2.54%, 02/15/35 144A†	1,000,000	1,001,794
Trinity Square PLC, Series 2015-1A, Class A
(Floating, ICE LIBOR GBP 3M + 1.15%), 1.67%, 07/15/51(U) 144A†	274,754	390,186
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class D
4.49%, 12/10/45 144A†g	320,000	278,870
VNDO Mortgage Trust, Series 2012-6AVE, Class A
3.00%, 11/15/30 144A	100,000	99,079
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR19, Class A7
3.41%, 02/25/33†g	5,837	5,815
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 2.68%, 06/25/42†	12,964	12,524

80	See Notes to Schedules of Investments.

	Par	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
(Floating, ICE LIBOR USD 1M + 0.29%, 0.29% Floor, 10.50% Cap), 2.16%, 10/25/45†	$1,091,192	$1,092,972
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor, 10.50% Cap), 2.41%, 07/25/45†	699,403	698,974
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(Floating, ICE LIBOR USD 1M + 0.58%, 0.29% Floor, 10.50% Cap), 2.45%, 07/25/45†	144,788	143,097
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 1A1
3.25%, 02/25/37†g	302,090	277,671
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 2A3
3.37%, 02/25/37†g	195,688	190,890
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.76%, 0.76% Floor), 2.04%, 04/25/47†	649,994	646,726
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A
4.10%, 09/14/22 144A	234,565	230,436
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1
3.67%, 12/28/37†g	613,917	605,707
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B
4.29%, 07/15/46†g	20,000	20,448
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class XA
1.36%, 08/15/50† IOg	2,864,756	143,318
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class B
3.66%, 05/15/48	350,000	347,066
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	1,590,000	1,594,450
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1
3.67%, 08/25/33†g	101,540	103,763
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 2A2
3.91%, 03/25/35†g	69,638	71,245

	Par	Value
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class XA
1.43%, 06/15/45 144A† IOg	$282,566	$12,957
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class XA
1.27%, 05/15/45 144A† IOg	2,515,103	128,114
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class XA
1.12%, 03/15/47† IOg	996,699	45,038
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA
1.11%, 08/15/47† IOg	3,514,540	171,374
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS
3.93%, 11/15/47	290,000	296,179
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C
4.29%, 11/15/47	300,000	289,412

Total Mortgage-Backed Securities (Cost $521,715,450)		520,234,249

MUNICIPAL BONDS — 0.6%
Alameda County Joint Powers Authority, Revenue Bond, Series Z
7.05%, 12/01/44	2,400,000	3,537,540
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	1,014,468
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	250,000	325,605
Chicago Transit Authority, Revenue Bond, Series A
6.90%, 12/01/40	700,000	925,568
Chicago Transit Authority, Revenue Bond, Series B
6.90%, 12/01/40	300,000	396,672
Northstar Education Finance, Inc.
(Floating, ICE LIBOR USD 3M + 0.10%, 0.10% Floor), 1.86%, 04/28/30†	194,301	193,099
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	354,809
State of California, General Obligation
7.95%, 03/01/36	265,000	290,272
7.55%, 04/01/39	85,000	129,753
State of Illinois, General Obligation
5.10%, 06/01/33	315,000	295,761
6.63%, 02/01/35	45,000	46,878
7.35%, 07/01/35	465,000	508,298

See Notes to Schedules of Investments.	81

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

		Par	Value
Utah State Board of Regents, Series 2016-1, Class A
(Floating, ICE LIBOR USD 1M + 0.75%, 25.00% Cap), 2.62%, 09/25/56†		$1,548,316	$1,549,075

Total Municipal Bonds (Cost $8,559,151)			9,567,798

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.1%
Call Options — 0.0%
10-Year U.S. Treasury Note Future expiration date 5/2018, Strike Price $121.00, Expires 04/20/18 (GSC)	142	$17,201,968	77,657
5-Year U.S. Treasury Note Future expiration date 5/2018, Strike Price $114.20, Expires 04/20/18 (GSC)	148	16,940,219	60,125
Euro vs. U.S. Dollar, Strike Price $1.23, Expires 04/28/18 (CITI)	1	5,971,000	41,461
Euro vs. U.S. Dollar, Strike Price $1.23, Expires 05/12/18 (CITI)	1	5,790,000	40,992
Long U.S. Treasury Bond Futures expiration date 5/2018, Strike Price $146.50, Expires 04/20/18 (GSC)	57	8,357,625	65,016

			285,251

Call Swaptions — 0.0%
Pay 2-year Treasury (Quarterly); Receive 2.00% (Semiannually): Interest Rate Swap Maturing 12/21/2018 USD, Strike Price $2.00, Expires 12/19/18 (GSC)	1	60,000,000	25,982
Pay 2-year Treasury (Quarterly); Receive 2.15% (Semiannually): Interest Rate Swap Maturing 2/4/2021 USD, Strike Price $2.15, Expires 02/04/19 (GSC)	1	72,500,000	62,639

	Number of Contracts	Notional Amount	Value
Pay 3-Month LIBOR (Quarterly); Receive 1.65% (Semiannually): Interest Rate Swap Maturing 11/19/2020 USD, Strike Price $1.65, Expires 11/15/18 (MSCS)	1	$22,800,000	$2,341
Pay 3-Month LIBOR (Quarterly); Receive 1.85% (Semiannually): Interest Rate Swap Maturing 11/30/2018 USD, Strike Price $1.85, Expires 11/30/18 (CS)	1	57,100,000	23,004

			113,966

Put Options — 0.0%
10-Year U.S. Treasury Note Future expiration date 6/2018, Strike Price $108.00, Expires 05/25/18 (MSCS)	238	28,831,469	238
5-Year U.S. Treasury Note Future expiration date 5/2018, Strike Price $106.50, Expires 04/20/18 (GSC)	200	22,892,188	200
5-Year U.S. Treasury Note Future expiration date 5/2018, Strike Price $108.70, Expires 04/20/18 (GSC)	62	7,096,578	62
5-Year U.S. Treasury Note Future expiration date 6/2018, Strike Price $105.20, Expires 05/25/18 (MSCS)	29	3,319,367	29
Euro Dollars Future Expiration date 6/2018, Strike Price $9,800.00, Expires 06/15/18 (GSC)	34	8,272,625	57,800
Euro-Bund, Strike Price $0.00, Expires	27	5,290,796	6,644

82	See Notes to Schedules of Investments.

	Number of Contracts	Notional Amount	Value
Long U.S. Treasury Bond Futures expiration date 5/2018, Strike Price $143.00, Expires 04/20/18 (GSC)	17	$2,492,625	$2,125
Long U.S. Treasury Bond Futures expiration date 5/2018, Strike Price $144.00, Expires 04/20/18 (GSC)	36	5,278,500	9,000

			76,098

Put Swaptions — 0.1%
Pay 2.30% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 10/23/2049 USD, Strike Price $2.30, Expires 10/21/19 (GSC)	1	7,700,000	1,045,740
Pay 2.50% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 11/12/2049 USD, Strike Price $2.50, Expires 11/07/19 (DEUT)	1	3,100,000	332,406
Pay 2.91% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 8/22/2048 USD, Strike Price $2.91, Expires 08/20/18 (MSCS)	1	1,100,000	28,268
Pay 2.91% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 8/22/2048 USD, Strike Price $2.91, Expires 08/20/18 (MSCS)	1	500,000	12,849

	Number of Contracts	Notional Amount	Value
Pay 2.94% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 8/22/2048 USD, Strike Price $2.94, Expires 08/20/18 (GSC)	1	$500,000	$11,407

			1,430,670

Total Purchased Options (Cost $1,960,070)			1,905,985

		Par
U.S. TREASURY OBLIGATIONS — 30.5%
U.S. Treasury Bills
1.40%, 05/24/18Ω		$15,350,000	15,313,513
1.63%, 06/07/18Ω		19,236,000	19,177,571

			34,491,084

U.S. Treasury Bonds
4.25%, 05/15/39		5,300,000	6,450,990
4.38%, 11/15/39		200,000	247,715
2.75%, 08/15/42		600,000	579,879
2.75%, 11/15/42		1,080,000	1,042,727
3.13%, 02/15/43		650,000	670,198
2.88%, 05/15/43		800,000	788,766
3.75%, 11/15/43		27,080,000	30,937,844
3.63%, 02/15/44		1,000,000	1,120,742
3.13%, 08/15/44		760,000	782,800
3.00%, 11/15/44		3,800,000	3,826,125
2.50%, 02/15/45		1,450,000	1,324,315
3.00%, 05/15/45		690,000	694,501
2.88%, 08/15/45		360,000	353,616
2.88%, 11/15/46‡‡		20,370,000	19,981,300
3.00%, 02/15/47		6,430,000	6,465,667
3.00%, 05/15/47		13,210,000	13,277,344
2.75%, 08/15/47		7,020,000	6,710,681
2.75%, 11/15/47Δ		7,720,000	7,381,648
3.00%, 02/15/48Δ		3,230,000	3,248,926

			105,885,784

U.S. Treasury Inflationary Index Bonds
0.13%, 07/15/22		700,000	747,220
0.63%, 01/15/24		1,350,000	1,442,371
0.13%, 07/15/24		6,300,000	6,428,165
0.63%, 01/15/26‡‡		4,100,000	4,278,669

See Notes to Schedules of Investments.	83

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
0.13%, 07/15/26	$3,200,000	$3,181,957
2.38%, 01/15/27‡‡	1,300,000	1,831,482
0.38%, 07/15/27	4,720,000	4,668,371
2.50%, 01/15/29	600,000	821,077
2.13%, 02/15/40	920,000	1,333,011
0.75%, 02/15/42	380,000	406,433
1.38%, 02/15/44	1,140,000	1,349,785

		26,488,541

U.S. Treasury Notes
1.13%, 06/30/21	11,280,000	10,822,410
1.13%, 07/31/21	3,430,000	3,285,967
2.00%, 12/31/21‡‡	1,500,000	1,473,662
1.88%, 03/31/22‡‡	8,800,000	8,590,314
1.88%, 04/30/22Δ	52,900,000	51,598,157
1.75%, 05/31/22	10,480,000	10,164,169
1.88%, 07/31/22	5,000,000	4,866,405
1.88%, 09/30/22‡‡	3,000,000	2,915,684
2.00%, 10/31/22	2,700,000	2,637,089
2.13%, 03/31/24	7,530,000	7,314,691
2.00%, 06/30/24	3,430,000	3,301,174
2.13%, 07/31/24	28,890,000	27,993,399
2.38%, 08/15/24	440,000	432,635
2.13%, 09/30/24	8,550,000	8,274,297
2.25%, 11/15/24	11,210,000	10,919,022
2.13%, 11/30/24	29,360,000	28,374,267
2.25%, 12/31/24	20,820,000	20,268,999
2.00%, 02/15/25‡‡	6,650,000	6,364,130
2.75%, 02/28/25	6,690,000	6,718,747
2.25%, 11/15/25	170,000	164,578
2.00%, 11/15/26	14,000,000	13,206,214
2.25%, 02/15/27	7,718,000	7,419,229
2.38%, 05/15/27	10,970,000	10,644,970
2.25%, 08/15/27	49,600,000	47,565,631
2.75%, 02/15/28	222,000	222,143

		295,537,983

Total U.S. Treasury Obligations (Cost $471,067,505)		462,403,392

	Shares
PREFERRED STOCK — 0.0%
GMAC Capital Trust I (Variable, ICE LIBOR USD 3M + 5.79%),
7.62%, 02/15/40†Δ (Cost $173,227)	6,979	181,314

MONEY MARKET FUNDS — 3.0%
GuideStone Money Market Fund (Investor Class)¥	36,519,449	36,519,449
Northern Institutional Liquid Assets Portfolio§	9,049,265	9,049,265
Northern Institutional

		Shares	Value
U.S. Government Portfolio		342,448	$342,448

Total Money Market Funds (Cost $45,911,162)			45,911,162

		Par
REPURCHASE AGREEMENTS — 14.1%
Barclays Bank
2.00% (dated 03/29/18, due 04/02/18, repurchase price $106,400,000, collateralized by U.S. Treasury Notes, 2.000% to 2.125%, due 02/15/25 to 05/15/25, total market value $110,758,000)		$106,400,000	106,400,000
Merrill Lynch Pierce Fenner & Smith 1.83% (dated 04/02/18, due 04/03/18, repurchase price $107,300,000, collateralized by U.S. Treasury Bond, 3.375%, due 05/15/44, total market value $101,755,000)		107,300,000	107,300,000

Total Repurchase Agreements (Cost $213,700,000)			213,700,000

TOTAL INVESTMENTS — 126.5% (Cost $1,927,791,259)			1,917,777,199

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.2)%
Call Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 5/2018, Strike Price $121.50, Expires 04/20/18 (GSC)	(57)	$(6,905,016)	(17,813)
10-Year U.S. Treasury Note Future expiration date 5/2018, Strike Price $122.00, Expires 04/20/18 (GSC)	(72)	(8,722,125)	(13,500)
10-Year U.S. Treasury Note Future expiration date 5/2018, Strike Price $122.50, Expires 04/20/18 (GSC)	(74)	(8,964,406)	(8,094)
10-Year U.S. Treasury Note Future expiration date 6/2018, Strike Price $122.00, Expires 05/25/18 (GSC)	(111)	(13,446,609)	(46,829)

84	See Notes to Schedules of Investments.

	Number of Contracts	Notional Amount	Value
10-Year U.S. Treasury Note Future expiration date 6/2018, Strike Price $122.50, Expires 05/25/18 (GSC)	(80)	$(9,691,250)	$(23,750)
10-Year U.S. Treasury Note Future expiration date 6/2018, Strike Price $123.00, Expires 05/25/18 (GSC)	(120)	(14,536,875)	(24,376)
10-Year U.S. Treasury Note Future expiration date 6/2018, Strike Price $124.00, Expires 05/25/18 (GSC)	(96)	(11,629,500)	(10,500)
5-Year U.S. Treasury Note Future expiration date 5/2018, Strike Price $114.70, Expires 04/20/18 (GSC)	(78)	(8,927,953)	(14,625)
5-Year U.S. Treasury Note Future expiration date 6/2018, Strike Price $115.00, Expires 05/25/18 (GSC)	(296)	(33,880,438)	(76,312)
Long U.S. Treasury Bond Futures expiration date 4/2018, Strike Price $147.00, Expires 04/06/18 (GSC)	(21)	(3,079,125)	(10,828)
Long U.S. Treasury Bond Futures expiration date 5/2018, Strike Price $147.50, Expires 04/20/18 (GSC)	(38)	(5,571,750)	(27,313)
Long U.S. Treasury Bond Futures expiration date 5/2018, Strike Price $148.50, Expires 04/20/18 (GSC)	(41)	(6,011,625)	(17,938)
Long U.S. Treasury Bond Futures expiration date 6/2018, Strike Price $150.00, Expires 05/25/18 (GSC)	(11)	(1,612,875)	(6,875)
South African Rand vs. U.S. Dollar, Strike Price $12.25, Expires 06/20/18 (JPM)	1	(1,900,000)	(29,641)
South African Rand vs. U.S. Dollar, Strike Price $12.25, Expires 06/26/18 (JPM)	1	(3,100,000)	(51,793)

			(380,187)

	Number of Contracts	Notional Amount	Value
Call Swaptions — (0.0)%
Pay 10-year Treasury (Quarterly); Receive 2.19% (Semiannually): Interest Rate Swap Maturing 12/21/2018 USD, Strike Price $2.19, Expires 12/19/18 (GSC)	1	$(12,630,000)	$(47,012)
Pay 3-Month LIBOR (Quarterly); Receive 2.00% (Semiannually): Interest Rate Swap Maturing 11/19/2028 USD, Strike Price $2.00, Expires 11/15/18 (MSCS)	1	(4,900,000)	(8,260)
Pay 3-Month LIBOR (Quarterly); Receive 2.19% (Semiannually): Interest Rate Swap Maturing 11/30/2018 USD, Strike Price $2.19, Expires 11/30/18 (CS)	1	(22,200,000)	(35,404)
Pay 3-Month LIBOR (Quarterly); Receive 2.21% (Semiannually): Interest Rate Swap Maturing 2/4/2029 USD, Strike Price $2.21, Expires 02/04/19 (GSC)	1	(14,500,000)	(69,491)

			(160,167)

Put Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 5/2018, Strike Price $118.00, Expires 04/20/18 (GSC)	(72)	(8,722,125)	(1,125)
10-Year U.S. Treasury Note Future expiration date 5/2018, Strike Price $118.50, Expires 04/20/18 (GSC)	(74)	(8,964,406)	(1,157)
10-Year U.S. Treasury Note Future expiration date 6/2018, Strike Price $118.50, Expires 05/25/18 (GSC)	(80)	(9,691,250)	(6,250)

See Notes to Schedules of Investments.	85

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Notional Amount	Value
5-Year U.S. Treasury Note Future expiration date 6/2018, Strike Price $113.20, Expires 05/25/18 (GSC)	(70)	$(8,012,266)	$(6,016)
Euro vs. U.S. Dollar, Strike Price $1.26, Expires 05/12/18 (CITI)	1	(5,790,000)	(18,791)
Euro vs. U.S. Dollar, Strike Price $1.27, Expires 04/28/18 (CITI)	1	(5,971,000)	(5,146)
South African Rand vs. U.S. Dollar, Strike Price $12.25, Expires 06/20/18 (GSC)	1	(1,800,000)	(72,820)
South African Rand vs. U.S. Dollar, Strike Price $12.25, Expires 06/26/18 (UBS)	1	(3,000,000)	(122,379)

			(233,684)

Put Swaptions — (0.2)%
Pay 2.00% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 10/23/2024 USD, Strike Price $2.00, Expires 10/21/19 (GSC)	1	(38,500,000)	(1,542,294)
Pay 2.25% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 11/12/2024 USD, Strike Price $2.25, Expires 11/07/19 (DEUT)	1	(15,500,000)	(486,487)
Pay 2.80% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 8/22/2023 USD, Strike Price $2.80, Expires 08/20/18 (MSCS)	1	(4,900,000)	(29,638)

	Number of Contracts	Notional Amount	Value
Pay 2.80% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 8/22/2023 USD, Strike Price $2.80, Expires 08/20/18 (MSCS)	1	$(2,200,000)	$(13,307)
Pay 2.80% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 8/22/2023 USD, Strike Price $2.80, Expires 08/20/18 (GSC)	1	(2,300,000)	(13,912)
Sell Protection on Dow Jones CDX.NA.IG30 Index (Quarterly); Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2023 USD, Strike Price $0.85, Expires 06/20/18 (GSC)	1	(4,100,000)	(5,935)
Sell Protection on Dow Jones CDX.NA.IG30 Index (Quarterly); Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2023 USD, Strike Price $0.90, Expires 06/20/18 (JPM)	1	(4,400,000)	(4,741)
Sell Protection on Dow Jones CDX.NA.IG30 Index (Quarterly); Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2023 USD, Strike Price $0.95, Expires 07/18/18 (BAR)	1	(2,800,000)	(662)

86	See Notes to Schedules of Investments.

	Number of Contracts	Notional Amount	Value
Sell Protection on Dow Jones CDX.NA.IG30 Index (Quarterly); Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2023 USD, Strike Price $0.95, Expires 07/18/18 (BAR)	1	$(2,800,000)	$(662)
Sell Protection on Dow Jones CDX.NA.IG30 Index (Quarterly); Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2023 USD, Strike Price $0.95, Expires 07/18/18 (BAR)	1	(1,900,000)	(2,047)
Sell Protection on Dow Jones CDX.NA.IG30 Index (Quarterly); Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2023 USD, Strike Price $0.95, Expires 07/18/18 (BAR)	1	(3,600,000)	(3,879)
Sell Protection on Dow Jones CDX.NA.IG30 Index (Quarterly); Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2023 USD, Strike Price $0.95, Expires 07/18/18 (BAR)	1	(1,200,000)	(1,705)

	Number of Contracts	Notional Amount	Value
Sell Protection on Dow Jones CDX.NA.IG30 Index (Quarterly); Receive 1.00% (Quarterly): Credit Default Swap Maturing 6/20/2023 USD, Strike Price $0.95, Expires 07/18/18 (DEUT)	1	$(3,100,000)	$(4,404)

			(2,109,673)

Total Written Options (Premiums received $(2,311,555))			(2,883,711)

		Par
TBA SALE COMMITMENTS — (0.1)%
Government National Mortgage Association 3.00%,
04/18/48 TBA		$(1,000,000)	(984,805)
Federal National Mortgage Association 4.50%,
05/18/48 TBA		(1,000,000)	(1,045,449)

Total TBA Sale Commitments (Proceeds $(2,021,367))			(2,030,254)

Liabilities in Excess of Other Assets —(26.2)%			(396,944,548)

NET ASSETS —100.0%			$1,515,918,686

Futures Contracts outstanding at March 31, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
90-day Eurodollar	04/2018	419	$102,351,225	MSCS	$(24,422)
Euro-Bund	06/2018	(17)	(3,334,901)	MSCS	(64,696)
Euro-Bund	06/2018	(251)	(49,238,838)	GSC	(537,114)
Euro-OAT	06/2018	(43)	(8,179,257)	MSCS	(167,854)
10-Year Japanese Treasury Bond	06/2018	(9)	(12,752,502)	GSC	(6,372)
90-day Eurodollar	06/2018	(229)	(55,933,250)	GSC	12,075
90-day Eurodollar	06/2018	85	20,761,250	MSCS	1,594
10-Year U.S. Treasury Note	06/2018	168	20,351,625	GSC	139,887
10-Year U.S. Treasury Note	06/2018	80	9,691,250	MSCS	77,500
10-Year U.S. Treasury Note	06/2018	(401)	(48,577,391)	GSC	(338,196)

See Notes to Schedules of Investments.	87

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Ultra Treasury Note	06/2018	23	$2,986,766	GSC	$43,029
10-Year U.S. Ultra Treasury Note	06/2018	1	129,859	GSC	1,516
2-Year U.S. Treasury Note	06/2018	211	44,860,578	GSC	23,531
2-Year U.S. Treasury Note	06/2018	(102)	(21,686,156)	GSC	4,312
5-Year U.S. Treasury Note	06/2018	1,661	190,119,617	GSC	547,901
5-Year U.S. Treasury Note	06/2018	996	114,003,094	MSCS	493,836
5-Year U.S. Treasury Note	06/2018	(346)	(39,603,484)	GSC	(113,285)
Euro	06/2018	(8)	(1,235,850)	GSC	6,105
Long U.S. Treasury Bond	06/2018	120	17,595,000	GSC	388,002
Long U.S. Treasury Bond	06/2018	60	8,797,500	MSCS	214,219
Long U.S. Treasury Bond	06/2018	(370)	(54,251,250)	GSC	(1,121,793)
Ultra Long U.S. Treasury Bond	06/2018	388	62,261,875	GSC	2,027,428
Ultra Long U.S. Treasury Bond	06/2018	214	34,340,312	MSCS	1,245,117
Ultra Long U.S. Treasury Bond	06/2018	53	8,504,844	GSC	243,024
90-day Eurodollar	09/2018	(32)	(7,810,000)	GSC	60,400
90-day Eurodollar	12/2018	(128)	(31,201,600)	GSC	147,200
90-day Eurodollar	12/2018	339	82,635,487	MSCS	(152,550)
90-day Eurodollar	03/2019	(121)	(29,466,525)	GSC	102,850
90-day Eurodollar	03/2019	636	154,881,900	MSCS	(325,950)
90-day Eurodollar	06/2019	(609)	(148,177,313)	MSCS	895,238
90-day Eurodollar	09/2019	(508)	(123,539,250)	MSCS	525,105
2-Year Midcurve Eurodollar	12/2019	(1,084)	(263,452,650)	MSCS	1,080,525
2-Year Midcurve Eurodollar	12/2019	(256)	(62,217,600)	GSC	(444)
2-Year Midcurve Eurodollar	12/2019	639	155,300,963	GSC	(28,463)
90-day Eurodollar	03/2020	(636)	(154,555,950)	MSCS	341,850
90-day Eurodollar	06/2020	345	83,835,000	GSC	(148,975)
90-day Eurodollar	03/2021	42	10,202,850	GSC	(27,825)

Total Futures Contracts outstanding at March 31, 2018			$8,397,228		$5,564,305

Forward Foreign Currency Contracts outstanding at March 31, 2018:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/17/18	Japanese Yen	970,000,000	U.S. Dollars	8,794,437	GSC	$502,412
04/19/18	U.S. Dollars	4,723,941	Philippine Pesos	238,833,000	BAR	157,830
05/15/18	Japanese Yen	706,162,906	U.S. Dollars	6,538,219	GSC	117,725
05/03/18	U.S. Dollars	8,303,882	British Pounds	5,833,000	HSBC	108,785
04/19/18	Mexican Pesos	35,260,000	U.S. Dollars	1,846,383	BAR	87,485
06/20/18	South Korean Won	4,198,160,000	U.S. Dollars	3,880,000	DEUT	80,473
04/03/18	U.S. Dollars	741,069	Brazilian Reals	2,338,000	DEUT	33,067
06/20/18	South Korean Won	4,257,030,400	U.S. Dollars	3,983,000	BAR	33,010
04/19/18	U.S. Dollars	2,963,738	Euro	2,380,000	CITI	31,302
04/19/18	U.S. Dollars	1,267,075	British Pounds	890,000	CITI	17,396
06/20/18	U.S. Dollars	7,756,664	South Korean Won	8,210,429,116	UBS	11,085
04/19/18	Euro	3,120,000	U.S. Dollars	3,834,517	CITI	9,684
04/04/18	U.S. Dollars	2,720,313	Euro	2,204,000	GSC	7,628
04/04/18	U.S. Dollars	2,703,183	Euro	2,192,000	JPM	5,268
06/20/18	British Pounds	392,861	U.S. Dollars	548,000	SS	5,097
04/04/18	Euro	464,000	U.S. Dollars	566,308	HSBC	4,784
06/20/18	U.S. Dollars	726,023	New Zealand Dollars	999,729	DEUT	3,710
06/20/18	Euro	142,029	Swedish Kronor	1,433,274	RBC	3,117

88	See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
05/18/18	U.S. Dollars	907,915	South African Rand	10,795,496	JPM	$2,139
06/20/18	U.S. Dollars	86,587	Australian Dollars	109,961	SS	2,113
06/20/18	Canadian Dollars	1,000,071	U.S. Dollars	775,772	SS	1,676
06/20/18	Euro	70,975	Norwegian Kroner	676,209	UBS	1,378
06/20/18	U.S. Dollars	76,288	Swiss Francs	71,189	DEUT	1,298
06/20/18	British Pounds	248,968	U.S. Dollars	349,233	SS	1,283
06/20/18	U.S. Dollars	88,555	British Pounds	62,030	RBC	1,225
06/20/18	Euro	118,004	Norwegian Kroner	1,132,746	SS	1,208
06/20/18	Euro	70,982	Norwegian Kroner	677,754	BOA	1,190
06/20/18	U.S. Dollars	87,018	Japanese Yen	9,083,831	BOA	1,179
06/20/18	U.S. Dollars	175,737	Euro	141,005	JPM	1,168
06/20/18	U.S. Dollars	177,006	Euro	142,049	SS	1,145
06/20/18	U.S. Dollars	282,172	Euro	227,021	CITI	1,113
06/20/18	Canadian Dollars	113,352	U.S. Dollars	87,022	BOA	1,097
06/20/18	U.S. Dollars	86,960	Japanese Yen	9,087,170	SS	1,089
06/20/18	British Pounds	62,278	Euro	69,970	JPM	1,054
06/20/18	British Pounds	63,614	Euro	71,507	JPM	1,032
06/20/18	U.S. Dollars	88,927	Euro	71,028	RBC	993
06/20/18	U.S. Dollars	88,225	British Pounds	62,016	SS	914
06/20/18	Canadian Dollars	112,574	Euro	70,028	BOA	818
06/20/18	Japanese Yen	9,257,002	Euro	69,999	BOA	815
06/20/18	U.S. Dollars	35,163	Swedish Kronor	285,528	CITI	755
06/20/18	U.S. Dollars	88,671	Euro	71,025	SS	741
06/20/18	U.S. Dollars	34,785	Norwegian Kroner	266,394	SS	712
06/20/18	British Pounds	32,243	U.S. Dollars	44,709	CITI	685
06/20/18	British Pounds	111,934	U.S. Dollars	156,909	SS	680
06/20/18	U.S. Dollars	38,390	Norwegian Kroner	295,227	SS	629
06/20/18	Canadian Dollars	45,794	U.S. Dollars	35,003	CITI	596
06/20/18	U.S. Dollars	35,240	Swedish Kronor	287,487	CITI	596
06/20/18	U.S. Dollars	89,380	British Pounds	63,071	RBC	584
06/20/18	Euro	70,982	Swiss Francs	82,898	BOA	553
06/20/18	Canadian Dollars	224,538	U.S. Dollars	174,005	JPM	549
06/20/18	Euro	70,042	Swiss Francs	81,806	BOA	540
06/20/18	Euro	70,968	Swiss Francs	82,926	RBC	506
06/20/18	U.S. Dollars	86,943	Canadian Dollars	111,318	RBC	406
06/20/18	U.S. Dollars	88,228	Euro	70,962	DEUT	376
06/20/18	U.S. Dollars	45,174	British Pounds	31,831	SS	360
06/20/18	Canadian Dollars	112,326	U.S. Dollars	86,976	RBC	345
06/20/18	U.S. Dollars	94,097	Australian Dollars	122,039	SS	344
06/20/18	U.S. Dollars	88,261	Euro	71,029	UBS	325
06/20/18	Canadian Dollars	117,117	U.S. Dollars	90,738	BOA	308
04/09/18	U.S. Dollars	781,899	Argentine Pesos	15,810,000	CITI	307
06/20/18	Euro	44,974	Norwegian Kroner	433,004	UBS	296
06/20/18	U.S. Dollars	87,988	Euro	70,833	BOA	295
06/20/18	U.S. Dollars	86,992	Canadian Dollars	111,523	JPM	295
06/20/18	British Pounds	47,796	U.S. Dollars	67,003	SS	288
06/20/18	Canadian Dollars	112,229	U.S. Dollars	86,965	SS	281
06/20/18	U.S. Dollars	86,914	Euro	69,983	SS	273
06/20/18	New Zealand Dollars	48,216	U.S. Dollars	34,571	DEUT	265
06/20/18	U.S. Dollars	45,126	New Zealand Dollars	62,090	JPM	265
06/20/18	U.S. Dollars	34,478	Norwegian Kroner	267,481	SS	265
06/20/18	Euro	24,444	Norwegian Kroner	234,550	BOA	262
06/20/18	U.S. Dollars	74,167	British Pounds	52,497	SS	259
06/20/18	Euro	69,964	Canadian Dollars	111,088	BOA	258
06/20/18	U.S. Dollars	38,267	Euro	30,707	RBC	250
06/20/18	U.S. Dollars	88,089	Euro	70,951	RBC	249

See Notes to Schedules of Investments.	89

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/20/18	Canadian Dollars	112,286	U.S. Dollars	87,059	RBC	$231
06/20/18	Canadian Dollars	112,199	U.S. Dollars	87,005	RBC	217
06/20/18	Swedish Kronor	2,169,581	Euro	211,006	UBS	216
06/20/18	British Pounds	62,103	Euro	70,451	JPM	213
06/20/18	Canadian Dollars	112,194	U.S. Dollars	87,017	RBC	202
06/20/18	U.S. Dollars	87,050	Canadian Dollars	111,718	SS	201
06/20/18	Canadian Dollars	112,130	U.S. Dollars	86,977	UBS	191
06/20/18	Norwegian Kroner	299,805	British Pounds	27,105	UBS	186
06/20/18	Swiss Francs	81,757	British Pounds	61,046	JPM	179
06/20/18	Canadian Dollars	112,153	U.S. Dollars	87,013	BOA	174
06/20/18	Canadian Dollars	112,102	U.S. Dollars	86,978	RBC	170
06/20/18	British Pounds	62,588	Euro	71,045	JPM	160
04/19/18	Euro	16,999	U.S. Dollars	20,786	BAR	159
06/20/18	Australian Dollars	91,034	U.S. Dollars	69,795	BOA	138
04/09/18	U.S. Dollars	255,193	Argentine Pesos	5,160,000	CITI	100
06/20/18	Euro	10,580	Swiss Francs	12,342	UBS	98
06/20/18	U.S. Dollars	177,539	British Pounds	126,043	BOA	87
06/20/18	Canadian Dollars	113,126	Euro	70,968	RBC	83
06/20/18	Euro	5,149	Norwegian Kroner	49,211	CITI	80
06/20/18	New Zealand Dollars	48,362	U.S. Dollars	34,873	CITI	69
06/20/18	U.S. Dollars	86,976	Japanese Yen	9,197,502	BOA	64
06/20/18	Euro	70,989	U.S. Dollars	87,825	SS	62
06/20/18	U.S. Dollars	52,444	New Zealand Dollars	72,508	CITI	56
06/20/18	U.S. Dollars	35,193	Japanese Yen	3,718,667	DEUT	53
06/20/18	Australian Dollars	54,349	U.S. Dollars	41,704	JPM	48
06/20/18	British Pounds	30,366	U.S. Dollars	42,711	SS	40
06/20/18	U.S. Dollars	87,451	New Zealand Dollars	120,986	BOA	38
06/20/18	Japanese Yen	9,209,605	U.S. Dollars	86,992	SS	36
06/20/18	Euro	71,045	British Pounds	62,454	UBS	29
06/20/18	Euro	70,029	U.S. Dollars	86,674	UBS	24
06/20/18	U.S. Dollars	87,861	Euro	70,963	RBC	7

Subtotal Appreciation						$1,264,094

06/20/18	Japanese Yen	9,211,421	U.S. Dollars	87,047	DEUT	$(3)
06/20/18	Australian Dollars	116,881	U.S. Dollars	89,800	DEUT	(10)
06/20/18	Canadian Dollars	111,454	Euro	69,995	BOA	(12)
06/20/18	Canadian Dollars	53,909	U.S. Dollars	41,933	CITI	(24)
06/20/18	U.S. Dollars	88,696	British Pounds	63,018	SS	(25)
06/20/18	Euro	70,949	U.S. Dollars	87,862	CITI	(25)
04/09/18	U.S. Dollars	257,044	Argentine Pesos	5,200,000	CITI	(26)
04/09/18	U.S. Dollars	373,208	Argentine Pesos	7,550,000	CITI	(38)
06/20/18	Canadian Dollars	111,834	U.S. Dollars	87,003	DEUT	(65)
06/20/18	British Pounds	62,002	U.S. Dollars	87,360	RBC	(69)
06/20/18	Canadian Dollars	111,797	U.S. Dollars	86,993	RBC	(83)
06/20/18	Canadian Dollars	111,757	U.S. Dollars	86,967	JPM	(88)
06/20/18	Australian Dollars	49,607	U.S. Dollars	38,201	CITI	(92)
06/20/18	Swiss Francs	167,567	Euro	142,676	UBS	(121)
06/20/18	Japanese Yen	9,290,620	Euro	71,014	JPM	(125)
06/20/18	U.S. Dollars	87,018	Japanese Yen	9,222,100	BOA	(128)
06/20/18	Euro	70,956	U.S. Dollars	87,975	DEUT	(129)
06/20/18	Canadian Dollars	111,800	U.S. Dollars	87,056	RBC	(143)
06/20/18	Australian Dollars	32,753	U.S. Dollars	25,326	SS	(164)
06/20/18	U.S. Dollars	175,792	British Pounds	124,995	SS	(184)
06/20/18	Euro	70,021	British Pounds	61,705	RBC	(184)
06/20/18	Japanese Yen	9,188,756	U.S. Dollars	87,016	UBS	(186)
06/20/18	Euro	63,424	U.S. Dollars	78,732	RBC	(211)

90	See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/20/18	Euro	72,412	U.S. Dollars	89,863	CITI	$(214)
06/20/18	Canadian Dollars	111,594	U.S. Dollars	86,972	BOA	(219)
06/20/18	Euro	70,962	U.S. Dollars	88,074	SS	(221)
06/20/18	U.S. Dollars	173,988	Japanese Yen	18,435,959	UBS	(224)
06/20/18	Japanese Yen	9,283,404	Euro	71,045	UBS	(231)
06/20/18	Japanese Yen	9,270,624	Canadian Dollars	112,987	UBS	(231)
06/20/18	Australian Dollars	113,033	U.S. Dollars	87,068	BOA	(234)
06/20/18	U.S. Dollars	117,787	Euro	95,336	CITI	(242)
06/20/18	U.S. Dollars	175,559	Euro	142,039	BOA	(290)
06/20/18	Euro	70,013	U.S. Dollars	86,980	SS	(302)
06/20/18	Swedish Kronor	711,687	Norwegian Kroner	673,570	RBC	(391)
06/20/18	New Zealand Dollars	47,601	U.S. Dollars	34,828	JPM	(436)
06/20/18	U.S. Dollars	87,027	Japanese Yen	9,255,831	JPM	(437)
06/20/18	British Pounds	62,014	U.S. Dollars	87,753	DEUT	(445)
06/20/18	Swiss Francs	76,728	Euro	65,646	RBC	(446)
06/20/18	Swedish Kronor	723,760	Norwegian Kroner	685,476	RBC	(459)
06/20/18	Canadian Dollars	222,348	Euro	139,999	JPM	(471)
06/20/18	Euro	70,968	British Pounds	62,741	BOA	(471)
06/20/18	Swedish Kronor	286,070	U.S. Dollars	34,953	SS	(479)
06/20/18	Swiss Francs	78,652	Euro	67,312	DEUT	(482)
04/03/18	U.S. Dollars	6,441	Danish Kroner	42,000	BNP	(493)
06/20/18	Japanese Yen	9,413,622	U.S. Dollars	89,475	DEUT	(520)
06/20/18	Swedish Kronor	434,845	U.S. Dollars	52,928	CITI	(526)
06/20/18	Euro	71,626	U.S. Dollars	89,206	BOA	(532)
06/20/18	Swedish Kronor	710,521	Norwegian Kroner	673,645	RBC	(541)
06/20/18	Euro	69,957	Norwegian Kroner	681,542	UBS	(564)
06/20/18	Japanese Yen	9,143,952	U.S. Dollars	86,986	BOA	(579)
06/20/18	British Pounds	62,764	U.S. Dollars	88,943	UBS	(579)
06/20/18	Australian Dollars	113,019	U.S. Dollars	87,403	RBC	(580)
06/20/18	Japanese Yen	9,139,789	U.S. Dollars	86,958	JPM	(591)
06/20/18	Japanese Yen	9,145,186	U.S. Dollars	87,029	JPM	(610)
06/20/18	Canadian Dollars	223,015	U.S. Dollars	173,989	RBC	(619)
06/20/18	Australian Dollars	112,983	U.S. Dollars	87,420	UBS	(624)
06/20/18	Euro	70,045	U.S. Dollars	87,357	JPM	(639)
06/20/18	Euro	71,031	British Pounds	62,920	RBC	(645)
06/20/18	Euro	69,980	U.S. Dollars	87,293	JPM	(656)
06/20/18	British Pounds	64,704	U.S. Dollars	91,758	UBS	(663)
06/20/18	U.S. Dollars	86,722	New Zealand Dollars	120,966	SS	(677)
06/20/18	Euro	140,001	U.S. Dollars	174,016	UBS	(690)
06/20/18	New Zealand Dollars	119,056	U.S. Dollars	86,721	JPM	(702)
06/20/18	Japanese Yen	9,620,167	U.S. Dollars	91,623	DEUT	(716)
06/20/18	U.S. Dollars	2,135,214	Japanese Yen	226,038,041	UBS	(761)
06/20/18	New Zealand Dollars	242,044	U.S. Dollars	175,644	BOA	(764)
06/20/18	New Zealand Dollars	128,637	U.S. Dollars	93,709	JPM	(768)
06/20/18	New Zealand Dollars	120,012	U.S. Dollars	87,492	UBS	(782)
06/20/18	Euro	71,025	British Pounds	63,012	BOA	(782)
10/03/18	Argentine Pesos	5,200,000	U.S. Dollars	234,975	CITI	(789)
06/20/18	New Zealand Dollars	239,965	U.S. Dollars	174,214	BOA	(837)
06/20/18	Norwegian Kroner	487,546	Euro	51,047	CITI	(838)
06/20/18	Euro	69,974	British Pounds	62,132	SS	(844)
10/03/18	Argentine Pesos	5,160,000	U.S. Dollars	233,273	CITI	(888)
06/20/18	Swedish Kronor	711,803	Euro	70,006	UBS	(893)
06/20/18	Australian Dollars	113,049	U.S. Dollars	87,743	BOA	(897)
06/20/18	Swedish Kronor	721,570	Euro	70,966	DEUT	(904)
06/20/18	British Pounds	122,034	U.S. Dollars	172,719	SS	(911)
06/20/18	Swiss Francs	162,412	Euro	139,048	BOA	(1,059)

See Notes to Schedules of Investments.	91

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/20/18	Indian Rupees	9,281,163	U.S. Dollars	142,420	UBS	$(1,109)
06/20/18	Euro	70,047	British Pounds	62,396	BOA	(1,125)
06/20/18	Swiss Francs	162,449	Euro	139,139	CITI	(1,133)
10/03/18	Argentine Pesos	7,550,000	U.S. Dollars	341,166	CITI	(1,145)
06/20/18	Japanese Yen	18,375,174	U.S. Dollars	174,959	DEUT	(1,321)
06/20/18	Australian Dollars	110,954	U.S. Dollars	86,637	RBC	(1,400)
06/20/18	Australian Dollars	110,987	U.S. Dollars	86,763	SS	(1,500)
06/20/18	Euro	139,914	U.S. Dollars	174,797	SS	(1,579)
06/20/18	Australian Dollars	79,618	U.S. Dollars	62,784	SS	(1,620)
06/20/18	Australian Dollars	111,014	U.S. Dollars	87,090	DEUT	(1,807)
06/20/18	Australian Dollars	110,391	U.S. Dollars	87,119	UBS	(2,315)
06/20/18	Australian Dollars	110,413	British Pounds	61,989	UBS	(2,451)
06/20/18	Australian Dollars	111,019	U.S. Dollars	87,776	SS	(2,489)
05/08/18	U.S. Dollars	101,727	South African Rand	1,241,000	CS	(2,538)
10/03/18	Argentine Pesos	15,810,000	U.S. Dollars	714,738	CITI	(2,720)
05/15/18	Japanese Yen	267,200,000	U.S. Dollars	2,521,218	JPM	(2,722)
06/20/18	New Zealand Dollars	238,013	U.S. Dollars	174,742	CITI	(2,775)
04/19/18	U.S. Dollars	92,919	Japanese Yen	10,284,523	BAR	(3,851)
06/20/18	Australian Dollars	220,034	U.S. Dollars	173,538	SS	(4,504)
06/20/18	U.S. Dollars	232,010	South Korean Won	250,790,747	HSBC	(4,582)
06/20/18	Euro	348,957	U.S. Dollars	436,612	DEUT	(4,594)
05/03/18	U.S. Dollars	700,178	Brazilian Reals	2,338,000	DEUT	(6,102)
06/20/18	Norwegian Kroner	8,331,682	Euro	865,750	CITI	(6,152)
04/19/18	Euro	600,000	U.S. Dollars	747,091	CITI	(7,822)
06/12/18	U.S. Dollars	580,013	Mexican Pesos	10,820,482	CITI	(8,327)
06/20/18	Australian Dollars	755,889	U.S. Dollars	590,469	SS	(9,781)
06/20/18	Swedish Kronor	19,343,555	Euro	1,892,131	JPM	(11,493)
04/19/18	Indian Rupees	91,070,000	U.S. Dollars	1,409,163	BAR	(13,639)
04/09/18	Argentine Pesos	9,310,000	U.S. Dollars	474,516	CITI	(14,261)
06/20/18	Swedish Kronor	18,629,633	Euro	1,833,346	UBS	(24,748)
04/04/18	U.S. Dollars	8,154,974	British Pounds	5,833,000	GSC	(30,118)
04/19/18	U.S. Dollars	1,550,662	British Pounds	1,128,669	BAR	(34,141)
04/09/18	Argentine Pesos	24,410,000	U.S. Dollars	1,248,189	CITI	(41,443)
04/19/18	Indonesian Rupiahs	22,179,120,000	U.S. Dollars	1,654,417	BAR	(42,328)
04/19/18	Indian Rupees	194,220,000	U.S. Dollars	3,018,886	BAR	(42,727)
04/03/18	U.S. Dollars	417,101	Danish Kroner	2,800,000	BNP	(45,152)
05/14/18	U.S. Dollars	20,217,655	Japanese Yen	2,150,000,000	RBS	(45,794)
04/19/18	Brazilian Reals	11,180,600	U.S. Dollars	3,431,895	CITI	(50,507)
04/19/18	U.S. Dollars	1,313,632	Chinese Offshore Yuan	8,611,515	CITI	(58,241)
04/04/18	British Pounds	5,833,000	U.S. Dollars	8,293,844	HSBC	(108,752)
06/07/18	Russian Rubles	451,195,958	U.S. Dollars	7,920,596	BAR	(110,957)
04/19/18	U.S. Dollars	5,918,103	Japanese Yen	643,248,678	BAR	(134,412)
04/19/18	U.S. Dollars	7,442,656	Chinese Yuan Renminbi	48,702,511	BAR	(303,325)
12/17/18	U.S. Dollars	8,859,257	Japanese Yen	970,000,000	GSC	(437,592)

Subtotal Depreciation						$(1,671,617)

Total Forward Foreign Currency Contracts outstanding at March 31, 2018						$(407,523)

92	See Notes to Schedules of Investments.

Swap agreements outstanding at March 31, 2018:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/2019	CITI	USD	120,000	$(1,054)	$(233)	$(821)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/2019	JPM	USD	120,000	(1,054)	(407)	(647)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/2019	CITI	USD	190,000	(1,669)	(657)	(1,012)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/2019	CITI	USD	20,000	(176)	(133)	(43)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/2019	JPM	USD	60,000	(527)	(233)	(294)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/2019	CITI	USD	180,000	(1,582)	(455)	(1,127)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/2019	CITI	USD	190,000	(1,670)	(517)	(1,153)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/2019	CITI	USD	130,000	(1,143)	(228)	(915)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/2019	CITI	USD	80,000	(703)	(332)	(371)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/2019	CITI	USD	140,000	(1,230)	(788)	(442)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/2019	CITI	USD	220,000	(1,933)	(1,463)	(470)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/2019	CITI	USD	430,000	(3,778)	(2,679)	(1,099)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	CITI	USD	950,000	(10,264)	—	(10,264)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	CITI	USD	210,000	(2,269)	(1,523)	(746)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	CITI	USD	60,000	(648)	(387)	(261)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	JPM	USD	10,000	(108)	(63)	(45)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	CITI	USD	120,000	(1,297)	(781)	(516)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	JPM	USD	50,000	(540)	(353)	(187)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	CITI	USD	120,000	(1,296)	(793)	(503)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	BOA	USD	20,000	(216)	(136)	(80)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	CITI	USD	60,000	(648)	(392)	(256)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	CITI	USD	250,000	(2,701)	(1,704)	(997)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	BOA	USD	30,000	(324)	(184)	(140)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	CITI	USD	120,000	(1,297)	(1,567)	270
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2019	CITI	USD	80,000	(864)	(1,231)	367
Credit Suisse (USA), Inc. 6.5% due 1/15/2018 (Pay Quarterly; Receive Semiannually)	(1.00)%	9/20/2020	GSC	USD	300,000	(2,479)	6,900	(9,379)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/2020	CITI	USD	60,000	(1,100)	404	(1,504)

See Notes to Schedules of Investments.	93

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/2020	JPM	USD	60,000	$(1,100)	$324	$(1,424)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/2020	JPM	USD	90,000	(1,650)	793	(2,443)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/2020	CITI	USD	270,000	(4,951)	2,259	(7,210)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/2020	JPM	USD	100,000	(1,834)	805	(2,639)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/2020	BOA	USD	300,000	(5,501)	1,691	(7,192)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/2020	JPM	USD	340,000	(6,235)	573	(6,808)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	CITI	USD	90,000	(1,794)	874	(2,668)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	BOA	USD	60,000	(1,196)	578	(1,774)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	JPM	USD	30,000	(598)	(252)	(346)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	CITI	USD	30,000	(598)	290	(888)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	CITI	USD	70,000	(1,395)	796	(2,191)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	BOA	USD	460,000	(9,168)	5,499	(14,667)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	DEUT	USD	60,000	(1,196)	714	(1,910)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	CITI	USD	80,000	(1,594)	870	(2,464)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	DEUT	USD	130,000	(2,591)	1,411	(4,002)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	CITI	USD	160,000	(3,189)	1,566	(4,755)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	CITI	USD	60,000	(1,196)	577	(1,773)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	JPM	USD	40,000	(797)	412	(1,209)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	JPM	USD	150,000	(2,990)	762	(3,752)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	CITI	USD	270,000	(5,381)	1,372	(6,753)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	JPM	USD	60,000	(1,196)	216	(1,412)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	DEUT	USD	60,000	(1,196)	223	(1,419)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	DEUT	USD	110,000	(2,192)	253	(2,445)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	JPM	USD	40,000	(797)	88	(885)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	CITI	USD	160,000	(3,189)	349	(3,538)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2021	BOA	USD	460,000	(9,258)	(4,609)	(4,649)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/2021	JPM	USD	220,000	(4,407)	845	(5,252)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/2021	DEUT	USD	20,000	(400)	131	(531)

94	See Notes to Schedules of Investments.

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/2021	DEUT	USD	410,000	$(8,213)	$1,508	$(9,721)
Peoples Republic of China, 7.5% due 10/28/27 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2022	GSC	USD	170,000	(3,422)	(2,226)	(1,196)
Peoples Republic of China, 7.5% due 10/28/27 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2022	GSC	USD	130,000	(2,618)	(2,278)	(340)
Peoples Republic of China, 7.5% due 10/28/27 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/2022	GSC	USD	180,000	(3,623)	(3,428)	(195)

						$(138,035)	$3,051	$(141,086)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Corporate Issuers — Sell Protection
Berkshire Hathaway, Inc., 1.55% due 02/09/18 (Pay Semiannually; Receive Quarterly)	0.42%	1.00%	12/20/2021	ICE	USD	400,000	$8,358	$5,258	$3,100
Berkshire Hathaway, Inc., 1.55% due 02/09/18 (Pay Semiannually; Receive Quarterly)	0.48%	1.00%	6/20/2022	ICE	USD	100,000	2,102	1,852	250

							$10,460	$7,110	$3,350

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indexes — Sell Protection
Dow Jones CDX.NA.IG30 Index (Pay Quarterly; Receive Quarterly)	0.66%	(1.00)%	6/20/2023	BOA	USD	10,850,000	$182,963	$185,916	$(2,954)
Dow Jones CDX.NA.IG30 Index (Pay Quarterly; Receive Quarterly)	0.66%	(1.00)%	6/20/2023	CITI	USD	7,420,000	125,123	126,048	(925)
Dow Jones CMBX.NA.AAA.7 Index (Pay Monthly; Receive Monthly)	0.37%	0.50%	1/17/2047	GSC	USD	1,700,000	11,709	(75,678)	87,387
Dow Jones CMBX.NA.AAA.8 Index (Pay Monthly; Receive Monthly)	0.44%	0.50%	10/17/2057	DEUT	USD	600,000	2,363	(41,341)	43,704
Dow Jones CMBX.NA.AAA.8 Index (Pay Monthly; Receive Monthly)	0.44%	0.50%	10/17/2057	DEUT	USD	1,100,000	4,332	(75,585)	79,917
Dow Jones CMBX.NA.AAA.8 Index (Pay Monthly; Receive Monthly)	0.44%	0.50%	10/17/2057	GSC	USD	1,700,000	6,696	(102,781)	109,477

							$333,186	$16,579	$316,606

See Notes to Schedules of Investments.	95

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes — Sell Protection
Dow Jones CDX.NA.HY29 Index (Pay Quarterly; Receive Quarterly)	3.61%	5.00%	12/20/2022	ICE	USD	100,000	$6,196	$6,221	$(25)
Dow Jonest CDX.NA.HY29 Index (Pay Quarterly; Receive Quarterly)	3.39%	5.00%	12/20/2022	ICE	USD	3,900,000	259,499	335,763	(76,264)
Dow Jones CDX.NA.IG30 Index (Pay 0; Receive 0)	0.66%	(1.00)%	6/20/2023	ICE	USD	4,225,000	71,246	77,089	(5,842)
Dow Jones CDX.NA.IG30 Index (Pay 0; Receive 0)	0.66%	(1.00)%	6/20/2023	ICE	USD	7,125,000	120,148	121,436	(1,288)

							$457,089	$540,509	$(83,419)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
3-Month LIBOR (Pay Quarterly; Receive Semiannually)	2.25%	5/31/2022	DEUT	USD	13,923,000	$(244,921)	$25,854	$(270,775)

						$(244,921)	$25,854	$(270,775)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
3-Month CDOR (Pay Semiannually; Receive Semiannually)	1.75%	6/20/2019	LCH	CAD	12,870,000	$(32,389)	$(28,075)	$(4,314)
12 month sonio? (Pay Annually; Receive Annually)	0.90%	6/20/2019	LCH	GBP	8,960,000	9,409	2,102	7,307
1-Day US Federal Fund Effective Rate (Pay Annually; Receive Annually)	2.10%	6/20/2019	LCH	USD	8,280,000	(51,454)	(3,416)	(48,038)
1-Day US Federal Fund Effective Rate (Pay Annually; Receive Annually)	2.21%	9/4/2019	LCH	USD	82,750,000	12,035	(5,251)	17,286
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.00)%	12/16/2019	CME	USD	3,500,000	14,812	(26,031)	40,843
MXN-TIIE-Banxico (Pay Monthly; Receive Monthly)	7.60%	6/17/2020	CME	MXN	20,000,000	(214)	(909)	695
3-Month STIBOR (Pay Annually; Receive Quarterly)	(0.10)%	6/20/2020	LCH	SEK	49,510,000	(21,337)	(18,208)	(3,129)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(1.25)%	6/21/2020	CME	USD	9,500,000	252,011	220,586	31,425
3-Month LIBOR (Pay Quarterly; Receive Semiannually)	2.14%	11/20/2020	LCH	USD	50,390,000	(573,714)	(82,440)	(491,274)
3-Month STIBOR (Pay Annually; Receive Quarterly)	(0.25)%	6/20/2021	LCH	SEK	49,420,000	(16,720)	(6,549)	(10,171)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(1.25)%	6/21/2021	CME	USD	7,800,000	320,479	233,690	86,789
6-Month EURIBOR (Pay Semiannually; Receive Annually)	0.35%	12/16/2021	LCH	EUR	18,300,000	(39,905)	(69,954)	30,049
3-Month STIBOR (Pay Annually; Receive Quarterly)	(0.50)%	12/16/2021	LCH	SEK	146,260,000	38,669	92,532	(53,863)
3-Month STIBOR (Pay Annually; Receive Quarterly)	(0.50)%	6/20/2022	LCH	SEK	110,650,000	(64,445)	(24,889)	(39,556)

96	See Notes to Schedules of Investments.

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
6-Month CDOR (Pay Semiannually; Receive Semiannually)	2.03%	7/18/2022	LCH	CAD	8,190,000	$(83,451)	$(25,107)	$(58,344)
MXN-TIIE-Banxico (Pay Lunar; Receive Lunar)	(6.75)%	12/14/2022	CME	MXN	10,000	17	25	(8)
6-Month LIBOR (Pay Semiannually; Receive Semiannually)	(0.75)%	1/9/2023	LCH	JPY	730,000,000	(93,985)	104,953	(198,938)
6-Month EURIBOR (Pay Semiannually; Receive Annually)	0.85%	2/10/2023	LCH	EUR	15,900,000	110,235	(32,072)	142,307
6-Month WIBOR (Pay Annually; Receive Semiannually)	(2.55)%	3/21/2023	LCH	PLN	8,600,000	(21,180)	5,920	(27,100)
6-Month ASX Australian Bank Bill Short Term Rates Mid (Pay Semiannually; Receive Semiannually)	(2.50)%	6/20/2023	LCH	AUD	5,340,000	10,085	27,681	(17,596)
3-Month CDOR (Pay Semiannually; Receive Semiannually)	2.00%	6/20/2023	LCH	CAD	5,470,000	(81,642)	(99,024)	17,382
6-Month EURIBOR (Pay Semiannually; Receive Annually)	0.25%	6/20/2023	LCH	EUR	9,270,000	(99,788)	(171,117)	71,329
3-Month STIBOR (Pay Annually; Receive Quarterly)	(0.50)%	6/20/2023	LCH	SEK	76,390,000	36,048	83,170	(47,122)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.00)%	6/20/2023	LCH	USD	780,000	26,402	28,251	(1,849)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.85)%	9/4/2023	LCH	USD	23,310,000	(111,089)	17,429	(128,518)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.28)%	11/20/2023	LCH	USD	21,970,000	498,004	48,177	449,827
6-Month LIBOR (Pay Semiannually; Receive Semiannually)	1.20%	11/21/2023	LCH	GBP	17,470,000	(279,018)	(149,131)	(129,887)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.88)%	2/28/2025	LCH	USD	3,610,000	(30,498)	(5,126)	(25,372)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.50)%	12/16/2025	LCH	USD	1,500,000	15,888	(20,887)	36,775
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(1.75)%	12/21/2026	LCH	USD	4,800,000	359,259	273,340	85,919
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(1.75)%	12/21/2026	CME	USD	3,900,000	301,211	231,042	70,169
6-Month EURIBOR (Pay Semiannually; Receive Annually)	1.33%	1/12/2027	LCH	EUR	2,740,000	(7,504)	(4,737)	(2,767)
6-Month LIBOR (Pay Semiannually; Receive Semiannually)	1.60%	3/16/2027	LCH	GBP	7,790,000	(6,409)	55,699	(62,108)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(1.50)%	6/21/2027	CME	USD	15,000,000	1,551,091	1,141,531	409,560
6-Month EURIBOR (Pay Semiannually; Receive Annually)	1.60%	10/25/2027	LCH	EUR	1,270,000	6,350	(13,602)	19,952
3-Month STIBOR (Pay Annually; Receive Quarterly)	(2.00)%	10/25/2027	LCH	SEK	12,060,000	(6,478)	17,396	(23,874)
3-Month STIBOR (Pay Annually; Receive Quarterly)	(2.00)%	11/2/2027	LCH	SEK	13,780,000	(7,092)	1,350	(8,442)
6-Month EURIBOR (Pay Semiannually; Receive Annually)	1.50%	11/19/2027	LCH	EUR	3,000,000	(7,094)	12,105	(19,199)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.50)%	12/20/2027	CME	USD	2,800,000	58,866	52,524	6,342
6-Month ASX Australian Bank Bill Short Term Rates Mid (Pay Semiannually; Receive Semiannually)	(3.00)%	6/20/2028	LCH	AUD	2,310,000	(23,818)	(2,755)	(21,063)
3-Month CDOR (Pay Semiannually; Receive Semiannually)	2.25%	6/20/2028	LCH	CAD	5,540,000	(103,952)	(136,851)	32,899

See Notes to Schedules of Investments.	97

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
6-Month EURIBOR (Pay Semiannually; Receive Annually)	1.00%	6/20/2028	LCH	EUR	4,300,000	$(3,146)	$(79,156)	$76,010
3-Month STIBOR (Pay Annually; Receive Quarterly)	(1.50)%	6/20/2028	LCH	SEK	9,190,000	(24,462)	(9,618)	(14,844)
3-Month LIBOR (Pay Quarterly; Receive Semiannually)	(2.25)%	6/20/2028	LCH	USD	790,000	37,737	47,570	(9,833)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.25)%	6/20/2028	LCH	USD	38,200,000	1,824,757	2,166,795	(342,038)
6-Month LIBOR (Pay Semiannually; Receive Semiannually)	(1.50)%	9/19/2028	LCH	GBP	14,200,000	60,886	329,719	(268,833)
6-Month LIBOR (Pay Semiannually; Receive Semiannually)	(1.40)%	11/21/2028	LCH	GBP	10,600,000	202,733	166,574	36,159
6-Month LIBOR (Pay Semiannually; Receive Semiannually)	(1.94)%	1/11/2032	LCH	GBP	2,490,000	(38,520)	(22,974)	(15,546)
6-Month LIBOR (Pay Semiannually; Receive Semiannually)	(1.50)%	6/20/2033	LCH	GBP	2,470,000	30,541	104,388	(73,847)
6-Month LIBOR (Pay Semiannually; Receive Semiannually)	(2.04)%	2/1/2037	LCH	GBP	2,100,000	(97,704)	(31,843)	(65,861)
6-Month LIBOR (Pay Semiannually; Receive Semiannually)	(2.05)%	2/1/2037	LCH	GBP	3,300,000	(157,455)	(61,499)	(95,956)
6-Month EURIBOR (Pay Semiannually; Receive Annually)	2.05%	2/3/2037	LCH	EUR	5,600,000	46,891	28,297	18,594
6-Month LIBOR (Pay Semiannually; Receive Semiannually)	(1.75)%	3/17/2037	LCH	GBP	6,370,000	(77,858)	7,337	(85,195)
6-Month LIBOR (Pay Semiannually; Receive Semiannually)	(1.75)%	12/14/2037	LCH	GBP	1,520,000	(19,955)	(13,098)	(6,857)
6-Month EURIBOR (Pay Annually; Receive Semiannually)	(1.50)%	6/20/2038	LCH	EUR	3,160,000	(28,048)	68,453	(96,501)
3-Month LIBOR (Pay Quarterly; Receive Semiannually)	2.47%	11/15/2043	CME	USD	17,888,000	1,255,747	385,988	869,759
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.95)%	11/15/2043	CME	USD	8,946,000	(115,903)	11,173	(127,076)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.75)%	12/16/2045	CME	USD	8,200,000	148,182	(76,299)	224,481
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.50)%	6/15/2046	CME	USD	4,700,000	326,798	(59,355)	386,153
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.25)%	12/21/2046	CME	USD	600,000	73,423	58,845	14,578
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.75)%	12/20/2047	CME	USD	3,200,000	57,400	(116,555)	173,955
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.54)%	3/23/2048	CME	USD	500,000	34,684	—	34,684
6-Month CDOR (Pay Semiannually; Receive Semiannually)	(2.54)%	7/18/2048	LCH	CAD	1,200,000	14,900	4,629	10,271

						$5,409,323	$4,632,743	$776,580

Total Swap agreements outstanding at March 31, 2018						$5,827,102	$5,225,846	$601,256

98	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$54,860,408	$—	$54,860,408	$—
Asset-Backed Securities	94,632,535	—	93,773,445	859,090
Certificates of Deposit	8,781,853	—	8,781,853	—
Commercial Paper	52,501,561	—	52,501,561	—
Corporate Bonds	262,034,122	—	260,160,039	1,874,083
Foreign Bonds:
Argentina	6,500,197	—	5,808,298	691,899
Australia	4,009,371	—	4,009,371	—
Bermuda	351,786	—	351,786	—
Brazil	7,035,829	—	7,035,829	—
Canada	4,660,243	—	4,660,243	—
Chile	785,633	—	785,633	—
China	1,254,464	—	1,254,464	—
Colombia	1,236,984	—	1,236,984	—
Denmark	462,153	—	462,153	—
Dominican Republic	63,959	—	63,959	—
Ecuador	909,555	—	909,555	—
Egypt	416,694	—	416,694	—
Finland	243,784	—	243,784	—
France	5,627,716	—	5,627,716	—
Germany	12,638,335	—	12,638,335	—
Hong Kong	403,989	—	403,989	—
India	557,055	—	557,055	—
Indonesia	2,887,646	—	2,887,646	—
Ireland	6,603,559	—	6,603,559	—
Israel	2,164,821	—	2,164,821	—
Italy	4,689,319	—	4,689,319	—
Jamaica	271,464	—	271,464	—
Japan	24,574,982	—	24,574,982	—
Jersey	236,156	—	236,156	—
Jordan	1,199,875	—	1,199,875	—
Kenya	418,865	—	418,865	—
Kuwait	1,463,897	—	1,463,897	—
Luxembourg	484,875	—	484,875	—
Mexico	8,160,592	—	8,160,592	—
Morocco & Antilles	444,386	—	444,386	—
Netherlands	12,775,404	—	12,775,404	—
Nigeria	463,211	—	463,211	—
Peru	397,650	—	397,650	—
Poland	1,227,622	—	1,227,622	—
Russia	4,314,459	—	4,314,459	—
Saudi Arabia	669,058	—	669,058	—
South Africa	1,081,234	—	1,081,234	—

See Notes to Schedules of Investments.	99

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
South Korea	$953,398	$—	$953,398	$—
Spain	2,283,597	—	2,283,597	—
Supranational	10,634,357	—	10,634,357	—
Sweden	1,556,963	—	1,556,963	—
Switzerland	10,122,646	—	10,122,646	—
Turkey	1,220,466	—	1,220,466	—
United Arab Emirates	1,061,827	—	1,061,827	—
United Kingdom	22,301,136	—	22,301,136	—
Loan Agreements	19,241,608	—	19,241,608	—
Money Market Funds	45,911,162	45,911,162	—	—
Mortgage-Backed Securities	520,234,249	—	518,874,249	1,360,000
Municipal Bonds	9,567,798	—	9,567,798	—
Preferred Stock	181,314	181,314	—	—
Purchased Options:
Call Options	285,251	202,798	82,453	—
Call Swaptions	113,966	—	113,966	—
Put Options	76,098	—	76,098	—
Put Swaptions	1,430,670	—	1,430,670	—
Repurchase Agreements	213,700,000	—	213,700,000	—
U.S. Treasury Obligations	462,403,392	—	462,403,392	—

Total Assets — Investments in Securities	$1,917,777,199	$46,295,274	$1,866,696,853	$4,785,072

Other Financial Instruments***
Forward Foreign Currency Contracts	$1,264,094	$—	$1,264,094	$—
Futures Contracts	8,622,244	8,622,244	—	—
Swap Agreements	8,536,285	—	8,536,285	—

Total Assets — Other Financial Instruments	$18,422,623	$8,622,244	$9,800,379	$—

Liabilities:
Investments in Securities:
TBA Sale Commitments	$(2,030,254)	$—	$(2,030,254)	$—
Written Options:
Call Options	(380,187)	(298,753)	(81,434)	—
Call Swaptions	(160,167)	—	(160,167)	—
Put Options	(233,684)	(14,548)	(219,136)	—
Put Swaptions	(2,109,673)	—	(2,109,673)	—

Total Liabilities — Investments in Securities	$(4,913,965)	$(313,301)	$(4,600,664)	$—

100	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Other Financial Instruments***
Forward Foreign Currency Contracts	$(1,671,617)	$—	$(1,671,617)	$—
Futures Contracts	(3,057,939)	(3,057,939)	—	—
Swap Agreements	(2,709,183)	—	(2,709,183)	—

Total Liabilities — Other Financial Instruments	$(7,438,739)	$(3,057,939)	$(4,380,800)	$—

*** Other financial instruments are derivative instruments, such as futures contracts and forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment and swap contracts, which are valued at the market value of the investment for this fund. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding”, “Forward Foreign Currency Contracts outstanding” and “Swap agreements outstanding” disclosures.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, mortgage-backed securities and swap agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2018.

See Notes to Schedules of Investments.	101

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2018 (Unaudited)

	Par	Value
ASSET-BACKED SECURITY — 0.3%
Towd Point Mortgage Trust, Series 2016-4, Class A1
2.25%, 07/25/56 144A (Cost $657,040)	$665,765	$654,737

CORPORATE BONDS — 34.1%
21st Century Fox America, Inc.
4.75%, 09/15/44	623,000	673,996
Abbott Laboratories
4.90%, 11/30/46Δ	526,000	579,027
AbbVie, Inc.
4.70%, 05/14/45	558,000	577,631
AES Corporation
4.88%, 05/15/23	145,000	148,263
Aflac, Inc.
6.45%, 08/15/40	328,000	419,356
Ally Financial, Inc.
8.00%, 11/01/31	177,000	216,825
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	392,294	443,582
Amazon.com, Inc.
3.88%, 08/22/37 144A	1,056,000	1,055,836
American Airlines Pass Through Trust, Series 2016-1, Class B
5.25%, 01/15/24	609,458	633,075
American Airlines Pass Through Trust, Series 2017-1, Class B
4.95%, 02/15/25	126,056	129,996
American International Group, Inc.
3.90%, 04/01/26Δ	1,800,000	1,784,552
Anadarko Holding Co.
7.15%, 05/15/28	250,000	291,274
Antero Resources Corporation
5.38%, 11/01/21	125,000	127,656
5.13%, 12/01/22	35,000	35,438
Apple, Inc.
4.38%, 05/13/45	676,000	715,046
3.85%, 08/04/46	367,000	360,027
4.25%, 02/09/47	242,000	251,362
AT&T, Inc.
4.30%, 02/15/30 144A	2,000,000	1,993,167
4.50%, 05/15/35	529,000	521,096
4.30%, 12/15/42	1,242,000	1,157,175
4.75%, 05/15/46	1,153,000	1,124,133
Bank of America Corporation
3.50%, 04/19/26	964,000	948,134
6.11%, 01/29/37	900,000	1,086,074
Bank of America NA
6.00%, 10/15/36Δ	2,900,000	3,584,813
Booking Holdings, Inc.
0.90%, 09/15/21Δ CONV	110,000	137,566
Bruce Mansfield Unit 1 2007 Pass-Through Trust
6.85%, 06/01/34#	850,300	274,222
Burlington Northern Santa Fe LLC
4.15%, 04/01/45	879,000	899,393
CB Escrow Corporation
8.00%, 10/15/25 144A	170,000	159,163

	Par	Value
CenturyLink, Inc.
6.88%, 01/15/28Δ	$65,000	$59,150
7.65%, 03/15/42	295,000	251,487
Chesapeake Energy Corporation
6.63%, 08/15/20Δ	25,000	25,875
6.88%, 11/15/20	15,000	15,563
4.88%, 04/15/22	70,000	65,100
5.75%, 03/15/23	20,000	18,125
Citigroup, Inc.
8.13%, 07/15/39	858,000	1,303,242
(Variable, ICE LIBOR USD 3M + 1.84%), 4.28%, 04/24/48Δ ^	533,000	541,619
Community Health Systems, Inc.
5.13%, 08/01/21Δ	10,000	9,350
Continental Airlines Pass Through Trust, Series 1999-2, Class B
7.57%, 03/15/20	45	48
Continental Resources, Inc.
4.50%, 04/15/23	40,000	40,550
3.80%, 06/01/24	125,000	120,781
Cox Communications, Inc.
4.60%, 08/15/47 144A	255,000	244,948
CSC Holdings LLC
5.38%, 02/01/28 144A	200,000	189,418
Cummins, Inc.
5.65%, 03/01/98	1,620,000	1,796,467
CVS Health Corporation
4.78%, 03/25/38	995,000	1,011,663
5.13%, 07/20/45	240,000	255,512
DCP Midstream Operating LP
6.45%, 11/03/36 144A	490,000	529,200
Dell International LLC
6.02%, 06/15/26 144A	140,000	151,009
8.10%, 07/15/36 144A	180,000	219,398
8.35%, 07/15/46 144A	130,000	165,639
Dillard’s, Inc.
7.00%, 12/01/28	500,000	549,424
DISH Network Corporation
2.38%, 03/15/24 CONV	905,000	804,808
Dow Chemical Co.
9.40%, 05/15/39	374,000	604,260
Dynegy, Inc.
8.13%, 01/30/26 144A	80,000	88,600
Enable Midstream Partners LP
5.00%, 05/15/44	445,000	418,462
Enbridge Energy Partners LP
7.38%, 10/15/45	305,000	395,395
Energy Transfer Partners LP
5.15%, 03/15/45	770,000	706,132
Enterprise Products Operating LLC
5.10%, 02/15/45	595,000	649,361
EQT Corporation
3.90%, 10/01/27	1,800,000	1,725,343
Foot Locker, Inc.
8.50%, 01/15/22	475,000	549,812
Ford Motor Co.
6.63%, 10/01/28	680,000	783,555

102	See Notes to Schedules of Investments.

	Par	Value
6.38%, 02/01/29	$1,255,000	$1,407,580
Freeport-McMoRan, Inc.
3.55%, 03/01/22Δ	30,000	29,100
5.45%, 03/15/43	160,000	147,952
General Electric Co.
5.88%, 01/14/38	150,000	175,100
General Motors Co.
5.20%, 04/01/45	1,085,000	1,059,371
General Motors Financial Co., Inc.
3.45%, 04/10/22Δ	130,000	129,051
5.25%, 03/01/26	250,000	264,468
Goldman Sachs Group, Inc.
3.50%, 11/16/26	2,755,000	2,657,196
6.75%, 10/01/37	500,000	627,464
HCA, Inc.
7.05%, 12/01/27	500,000	531,250
Hewlett Packard Enterprise Co.
6.35%, 10/15/45	135,000	144,716
iStar, Inc. REIT
3.13%, 09/15/22 144A CONV	55,000	52,471
Jefferies Group LLC
6.45%, 06/08/27	50,000	56,584
6.25%, 01/15/36	185,000	201,711
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	385,000	280,843
5.60%, 07/15/41	1,813,000	2,197,124
(Variable, ICE LIBOR USD 3M + 1.58%), 4.26%, 02/22/48^	537,000	541,593
KB Home
1.38%, 02/01/19 CONV	85,000	96,634
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	300,787
Kindred Healthcare, Inc.
8.75%, 01/15/23Δ	70,000	74,375
Liberty Mutual Group, Inc.
6.50%, 03/15/35 144A	1,400,000	1,748,706
Lockheed Martin Corporation
4.70%, 05/15/46Δ	903,000	983,852
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37	124,000	127,487
Marathon Petroleum Corporation
3.63%, 09/15/24	1,500,000	1,493,295
Masco Corporation
7.75%, 08/01/29	129,000	163,648
6.50%, 08/15/32	15,000	17,422
McDonald’s Corporation
4.88%, 12/09/45	625,000	682,740
MetLife, Inc.
6.40%, 12/15/36	310,000	340,612
5.88%, 02/06/41	500,000	609,677
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	85,000	150,916
Microsoft Corporation
4.45%, 11/03/45	595,000	660,316
3.70%, 08/08/46	594,000	587,615
Morgan Stanley
4.75%, 11/16/18(A)	295,000	229,745

	Par	Value
3.13%, 08/05/21(C)	$235,000	$184,323
4.30%, 01/27/45	1,092,000	1,106,744
MPLX LP
4.50%, 04/15/38Δ	809,000	801,369
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	128,343
Navient Corporation
5.88%, 10/25/24Δ	30,000	29,550
5.63%, 08/01/33	1,460,000	1,284,800
New Albertsons LP
6.63%, 06/01/28	35,000	27,125
7.45%, 08/01/29	65,000	52,325
8.70%, 05/01/30	200,000	177,500
8.00%, 05/01/31	370,000	306,175
Newell Brands, Inc.
5.38%, 04/01/36	417,000	435,620
5.50%, 04/01/46	483,000	513,828
NGL Energy Partners LP
6.88%, 10/15/21	15,000	15,019
7.50%, 11/01/23	100,000	100,750
6.13%, 03/01/25Δ	220,000	210,650
Noble Energy, Inc.
5.05%, 11/15/44	600,000	629,485
Nuance Communications, Inc.
1.25%, 04/01/25 CONV	50,000	49,466
1.00%, 12/15/35 CONV	75,000	71,513
Old Republic International Corporation
4.88%, 10/01/24	230,000	242,858
ON Semiconductor Corporation
1.00%, 12/01/20 CONV	85,000	121,735
ONEOK Partners LP
6.20%, 09/15/43	5,000	5,850
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	1,750,000	2,344,759
Prudential Financial, Inc.
6.63%, 06/21/40	548,000	732,416
PulteGroup, Inc.
6.38%, 05/15/33	1,000,000	1,050,000
Quicken Loans, Inc.
5.75%, 05/01/25 144A	60,000	60,150
5.25%, 01/15/28 144A	65,000	60,938
Qwest Corporation
7.25%, 09/15/25	490,000	529,438
6.88%, 09/15/33	1,918,000	1,830,060
Rockwell Collins, Inc.
4.35%, 04/15/47	236,000	233,563
RPM International, Inc.
2.25%, 12/15/20 CONV	22,000	24,816
Sempra Energy
6.00%, 10/15/39	991,000	1,216,567
Sherwin-Williams Co.
4.50%, 06/01/47	646,000	645,647
SM Energy Co.
1.50%, 07/01/21 CONV	50,000	47,450
5.00%, 01/15/24	15,000	13,988

See Notes to Schedules of Investments.	103

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Southern Co.
4.40%, 07/01/46	$1,356,000	$1,362,703
Springleaf Finance Corporation
6.88%, 03/15/25	170,000	171,062
Sprint Capital Corporation
6.88%, 11/15/28	1,025,000	958,375
8.75%, 03/15/32	20,000	20,950
Sprint Communications, Inc.
6.00%, 11/15/22	40,000	39,350
Sprint Corporation
7.13%, 06/15/24	15,000	14,663
Tenet Healthcare Corporation
5.13%, 05/01/25 144A	300,000	289,500
Textron, Inc.
6.63%, 04/07/20(U)	160,000	243,222
Time Warner Cable LLC
5.50%, 09/01/41	25,000	24,920
4.50%, 09/15/42	45,000	39,111
Toro Co.
6.63%, 05/01/37	300,000	354,305
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	455,000	560,686
Transocean, Inc.
5.80%, 10/15/22Δ	205,000	197,825
6.80%, 03/15/38Δ	20,000	15,700
Tyson Foods, Inc.
4.55%, 06/02/47	357,000	359,449
United Airlines Pass-Through Trust, Series 2014-1, Class A
4.00%, 04/11/26Δ	98,935	100,182
United Rentals North America, Inc.
4.88%, 01/15/28	30,000	29,025
United States Steel Corporation
6.65%, 06/01/37	95,000	93,575
Unum Group
5.75%, 08/15/42	800,000	935,381
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%, 10/01/24	334,354	361,805
Verizon Communications, Inc.
4.27%, 01/15/36	1,700,000	1,632,342
5.25%, 03/16/37	999,000	1,080,535
5.50%, 03/16/47Δ	1,000,000	1,112,343
Visa, Inc.
4.30%, 12/14/45	700,000	752,695
Walmart, Inc.
3.63%, 12/15/47	261,000	256,055
Wells Fargo & Co.
3.90%, 05/01/45	637,000	613,789
WestRock MWV LLC
7.55%, 03/01/47	515,000	688,066
Weyerhaeuser Co. REIT
6.88%, 12/15/33	580,000	743,854
Windstream Services LLC
7.75%, 10/15/20Δ	25,000	21,000
7.50%, 04/01/23	5,000	3,497

	Par	Value
8.75%, 12/15/24 144AΔ	$14,000	$8,365

Total Corporate Bonds (Cost $74,978,192)		81,757,725

FOREIGN BONDS — 9.7%
Australia — 0.3%
Barrick PD Australia Finance Proprietary, Ltd.
5.95%, 10/15/39Δ	571,000	668,996
New South Wales Treasury Corporation
3.50%, 03/20/19(A)	60,000	46,769

		715,765

Brazil — 0.3%
Brazilian Government International Bond
10.25%, 01/10/28(B)	2,525,000	845,373

Canada — 3.6%
Bombardier, Inc.
6.00%, 10/15/22 144A	515,000	513,069
Canadian Government Bond Residual STRIP
3.47%, 06/01/25(C)Ω	3,685,000	2,475,430
Enbridge, Inc.
5.50%, 12/01/46	549,000	614,424
MEG Energy Corporation
7.00%, 03/31/24 144A	340,000	282,200
Province of Ontario Generic Residual STRIP
2.90%, 03/08/29(C)Ω	4,600,000	2,604,363
Province of Saskatchewan Residual STRIP
3.49%, 02/04/22(C)Ω	3,000,000	2,123,053

		8,612,539

Ireland — 0.1%
Johnson Controls International PLC
4.50%, 02/15/47	160,000	162,860

Italy — 0.3%
Telecom Italia Capital SA
6.00%, 09/30/34	785,000	818,127

Luxembourg — 0.6%
ArcelorMittal
7.25%, 10/15/39	215,000	255,313
7.00%, 03/01/41	975,000	1,138,312

		1,393,625

Mexico — 1.4%
America Movil SAB de CV
6.45%, 12/05/22(M)	2,600,000	133,541
8.46%, 12/18/36(M)	12,000,000	605,659
Mexican Bonos
8.00%, 12/07/23(M)	21,300,000	1,215,026
10.00%, 12/05/24(M)	3,500,000	221,047
7.50%, 06/03/27(M)	3,500,000	195,039
8.50%, 05/31/29(M)	500,000	29,857
7.75%, 05/29/31(M)	1,000,000	56,339

104	See Notes to Schedules of Investments.

	Par	Value
Petroleos Mexicanos
6.35%, 02/12/48 144A	$1,054,000	$1,023,697

		3,480,205

Netherlands — 1.3%
Cooperatieve Rabobank UA
3.75%, 07/21/26	493,000	476,645
5.25%, 05/24/41	632,000	755,449
Embraer Netherlands Finance BV
5.40%, 02/01/27Δ	80,000	84,628
Enel Finance International NV
6.00%, 10/07/39 144A	500,000	589,101
Petrobras Global Finance BV
5.63%, 05/20/43	120,000	105,150
Shell International Finance BV
4.00%, 05/10/46	1,060,000	1,063,574

		3,074,547

New Zealand — 0.3%
New Zealand Government Bond
5.00%, 03/15/19(Z)	945,000	704,031

Norway — 0.0%
Norway Government Bond
4.50%, 05/22/19 144A(K)	265,000	35,224
3.75%, 05/25/21 144A(K)	196,000	26,966

		62,190

Saudi Arabia — 0.2%
Saudi Government International Bond
4.50%, 10/26/46 144A	520,000	486,753

Spain — 0.3%
Telefonica Emisiones SA Unipersonal
7.05%, 06/20/36	524,000	666,609

Switzerland — 0.5%
Credit Suisse Group AG
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^
	1,188,000	1,153,862

United Kingdom — 0.5%
Ensco PLC
5.75%, 10/01/44	185,000	126,262
Lloyds Banking Group PLC
4.34%, 01/09/48	1,056,000	988,074

		1,114,336

Total Foreign Bonds (Cost $24,125,055)		23,290,822

MORTGAGE-BACKED SECURITIES — 6.5%
Federal National Mortgage Association
4.50%, 12/01/47	1,192,493	1,252,175
3.50%, 01/01/48	8,109,969	8,137,012

	Par	Value
JP Morgan Mortgage Trust, Series 2017-1, Class A4
3.50%, 01/25/47 144A	$2,814,920	$2,832,953
JP Morgan Trust, Series 2015-6, Class A5
3.50%, 10/25/45 144A g	3,262,820	3,285,761

Total Mortgage-Backed Securities (Cost $15,666,081)		15,507,901

MUNICIPAL BOND — 0.1%
State of Illinois, General Obligation
5.10%, 06/01/33 (Cost $187,649)	235,000	220,647

U.S. TREASURY OBLIGATIONS — 46.1%
U.S. Treasury Bill
1.58%, 07/05/18Ω	1,625,000	1,617,764

U.S. Treasury Bonds
5.00%,	215,000	283,460
4.63%, 02/15/40	13,665,000	17,490,127
2.75%, 11/15/42	200,000	193,098
2.88%, 05/15/43	845,000	833,134
2.50%, 05/15/46Δ	5,000,000	4,547,072
2.75%, 08/15/47	19,257,000	18,408,488
2.75%, 11/15/47Δ	7,555,300	7,224,166

		48,979,545

U.S. Treasury Notes
1.75%, 11/30/19Δ	25,600,000	25,392,000
2.00%, 11/30/22	27,892,000	27,230,109
2.25%, 02/15/27Δ	4,007,000	3,851,885
2.25%, 11/15/27	3,400,000	3,257,360

		59,731,354

Total U.S. Treasury Obligations (Cost $112,768,987)		110,328,663

	Shares
COMMON STOCK — 0.0%
Industrials — 0.0%
Arconic, Inc. (Cost $80,543)	2,606	60,042

PREFERRED STOCKS — 0.1%
Chesapeake Energy Corporation
5.00%, 01/31/18Δ CONV	620	33,674
5.75%, 01/31/18 144A CONV	80	45,700
El Paso Energy Capital Trust I
4.75%, 03/14/18 CONV	5,350	252,841

Total Preferred Stocks (Cost $354,717)		332,215

MONEY MARKET FUNDS — 2.6%
GuideStone Money Market Fund (Investor Class)¥	5,695,639	5,695,639

See Notes to Schedules of Investments.	105

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Northern Institutional Liquid Assets Portfolio§	465,640	$465,640
Northern Institutional U.S. Government Portfolio	23,551	23,550

Total Money Market Funds (Cost $6,184,829)		6,184,829

TOTAL INVESTMENTS — 99.5% (Cost $235,003,093)		238,337,581
Other Assets in Excess of Liabilities — 0.5%		1,161,744

NET ASSETS — 100.0%		$239,499,325

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Securities	$654,737	$—	$654,737	$—
Common Stock	60,042	60,042	—	—
Corporate Bonds	81,757,725	—	81,757,725	—
Foreign Bonds	23,290,822	—	23,290,822	—
Money Market Funds	6,184,829	6,184,829	—	—
Mortgage-Backed Securities	15,507,901	—	15,507,901	—
Municipal Funds	220,647	—	220,647	—
Preferred Stocks	332,215	—	332,215	—
U.S. Treasury Obligations	110,328,663	—	110,328,663	—

Total Assets — Investments in Securities	$238,337,581	$6,244,871	$232,092,710	$—

Management has determined that the amount of transfers between Level 1 and Level 2 as well as the amount of Level 3 securities compared to total net assets are not material; therefore, the amount of transfers between Level 1 and Level 2 and the reconciliation of Level 3 securities and assumptions are not shown for the period ended March 31, 2018.

106	See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2018 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 2.6%
Federal Home Loan Bank Discount Notes
1.53%, 05/21/18Ω	$710,000	$708,366
Federal National Mortgage Association Discount Notes
1.43%, 05/07/18Ω	5,000,000	4,991,785
1.44%, 05/21/18Ω	8,290,000	8,270,929

Total Agency Obligations (Cost $13,974,740)		13,971,080

ASSET-BACKED SECURITIES — 1.1%
Bravo Mortgage Asset Trust, Series 2006-1A, Class M1
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 2.27%, 07/25/36 144A†	880,000	814,222
Hertz Vehicle Financing II LP, Series 2017-1A, Class B
3.56%, 10/25/21 144A	610,000	610,071
PFCA Home Equity Investment Trust,
Series 2003-IFC5, Class A
4.18%, 01/22/35 144A†g	1,242,877	1,256,001
SLM Student Loan Trust, Series 2003-4, Class A5E
(Floating, ICE LIBOR USD 3M + 0.75%), 2.87%, 03/15/33 144A†	275,735	273,354
SLM Student Loan Trust, Series 2006-10, Class A6
(Floating, ICE LIBOR USD 3M + 0.15%), 1.90%, 03/25/44†	920,000	888,416
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HE4, Class 1A
(Floating, ICE LIBOR USD 1M + 0.17%, 0.17% Floor), 2.04%, 07/25/47†	3,100,802	2,409,336

Total Asset-Backed Securities (Cost $5,747,701)		6,251,400

CORPORATE BONDS — 33.3%
Abbott Laboratories
3.75%, 11/30/26	700,000	697,531
AES Corporation
4.88%, 05/15/23	1,350,000	1,380,375
Allison Transmission, Inc.
5.00%, 10/01/24 144A	800,000	795,000
Ally Financial, Inc.
8.00%, 12/31/18	104,000	107,510
3.50%, 01/27/19	1,000,000	1,003,750
8.00%, 03/15/20	161,000	173,478
5.13%, 09/30/24	920,000	941,850
8.00%, 11/01/31	345,000	422,625
Amazon.com, Inc.
3.88%, 08/22/37 144A	870,000	869,865
American Airlines Group, Inc.
5.50%, 10/01/19 144AΔ	1,825,000	1,876,374

	Par	Value
American Airlines Pass Through Trust, Series 2013-1, Class B
5.63%, 01/15/21 144A	$473,910	$487,274
American Airlines Pass Through Trust, Series 2016-1, Class B
5.25%, 01/15/24	1,546,762	1,606,699
Anadarko Petroleum Corporation
3.45%, 07/15/24	135,000	131,247
4.50%, 07/15/44	215,000	207,125
Andeavor Logistics LP
6.38%, 05/01/24	190,000	202,113
Antero Resources Corporation
5.38%, 11/01/21	365,000	372,756
5.13%, 12/01/22	475,000	480,937
5.63%, 06/01/23Δ	155,000	158,875
Apple, Inc.
1.55%, 02/07/20	165,000	162,000
Ashtead Capital, Inc.
5.63%, 10/01/24 144AΔ	330,000	344,850
Atrium Windows & Doors, Inc.
7.75%, 05/01/19 144A	280,000	282,450
Avon Products, Inc.
8.95%, 03/15/43	115,000	99,188
Bank of America Corporation
5.49%, 03/15/19	100,000	102,364
(Variable, ICE LIBOR USD 3M + 4.17%), 6.50%, 10/23/24^	490,000	527,411
4.25%, 10/22/26	100,000	100,808
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28 144A^	860,000	824,800
6.11%, 01/29/37	1,300,000	1,568,774
Barrick North America Finance LLC
5.75%, 05/01/43	2,440,000	2,855,421
Beacon Escrow Corporation
4.88%, 11/01/25 144A	310,000	296,825
Beazer Homes USA, Inc.
7.25%, 02/01/23	3,000	3,116
Berry Pete Corporation (Escrow)
6.38%, 09/15/22ΔY†††#	60,000	—
Best Buy Co., Inc.
5.00%, 08/01/18Δ	3,455,000	3,479,864
Blue Cube Spinco, Inc.
10.00%, 10/15/25	1,525,000	1,799,500
Blue Racer Midstream LLC
6.13%, 11/15/22 144A	200,000	204,500
Booking Holdings, Inc.
0.90%, 09/15/21Δ CONV	570,000	712,842
Braskem America Finance Co.
7.13%, 07/22/41	1,490,000	1,741,884
CalAmp Corporation
1.63%, 05/15/20 CONV	65,000	69,636
California Resources Corporation
8.00%, 12/15/22 144AΔ	1,390,000	1,096,362
Calpine Corporation
5.88%, 01/15/24 144A	274,000	277,370

See Notes to Schedules of Investments.	107

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Care Capital Properties LP REIT
5.13%, 08/15/26	$220,000	$212,443
Carrizo Oil & Gas, Inc.
6.25%, 04/15/23Δ	320,000	321,600
CB Escrow Corporation
8.00%, 10/15/25 144A	405,000	379,181
CCO Holdings LLC
5.38%, 05/01/25 144A	130,000	128,375
Celgene Corporation
5.00%, 08/15/45	210,000	219,602
Centene Corporation
4.75%, 05/15/22	550,000	559,625
6.13%, 02/15/24	200,000	208,640
4.75%, 01/15/25Δ	260,000	254,150
CenturyLink, Inc.
5.63%, 04/01/20	295,000	298,319
6.75%, 12/01/23Δ	600,000	586,500
5.63%, 04/01/25Δ	90,000	81,675
7.60%, 09/15/39	810,000	701,938
7.65%, 03/15/42	260,000	221,650
Charter Communications Operating LLC
6.48%, 10/23/45	300,000	330,407
Chemours Co.
6.63%, 05/15/23	70,000	73,763
Chesapeake Energy Corporation
6.63%, 08/15/20Δ	145,000	150,075
6.88%, 11/15/20	5,000	5,188
6.13%, 02/15/21	665,000	671,650
5.38%, 06/15/21	80,000	78,200
4.88%, 04/15/22Δ	2,570,000	2,390,100
5.75%, 03/15/23	870,000	788,437
5.50%, 09/15/26 CONV	40,000	34,644
Cincinnati Bell, Inc.
7.00%, 07/15/24 144A	355,000	319,500
CIT Group, Inc.
5.00%, 08/15/22	412,000	422,815
5.00%, 08/01/23	670,000	687,386
Citigroup, Inc.
5.13%, 11/12/19(Z)	640,000	481,505
3.50%, 05/15/23	1,305,000	1,290,892
(Variable, ICE LIBOR USD 3M + 3.47%), 5.35%, 05/15/23^	1,180,000	1,174,100
(Variable, ICE LIBOR USD 3M + 3.42%), 6.30%, 05/15/24^	1,330,000	1,389,850
(Variable, ICE LIBOR USD 3M + 3.91%), 5.95%, 05/15/25^	250,000	257,313
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/20Δ	345,000	345,862
CME Group, Inc.
5.30%, 09/15/43	860,000	1,052,502
Comcast Corporation
5.15%, 03/01/20	170,000	176,937
3.15%, 03/01/26	1,010,000	973,428
Community Health Systems, Inc.
5.13%, 08/01/21Δ	30,000	28,050
ConocoPhillips
6.50%, 02/01/39	20,000	26,344

	Par	Value
Consolidated Communications, Inc.
6.50%, 10/01/22Δ	$50,000	$44,500
Continental Airlines Pass Through Trust, Series 2007-1, Class A
5.98%, 04/19/22	391,825	419,923
Continental Resources, Inc.
5.00%, 09/15/22	95,000	96,544
4.50%, 04/15/23	525,000	532,219
3.80%, 06/01/24	315,000	304,369
4.90%, 06/01/44	370,000	356,125
Crestwood Midstream Partners LP
6.25%, 04/01/23	120,000	121,500
CSC Holdings LLC
5.38%, 02/01/28 144A	265,000	250,979
CTR Partnership LP REIT
5.25%, 06/01/25	600,000	601,500
Cummins, Inc.
5.65%, 03/01/98	860,000	953,680
CVS Health Corporation
4.10%, 03/25/25	1,800,000	1,815,367
D.R. Horton, Inc.
4.38%, 09/15/22	1,405,000	1,455,976
DAE Funding LLC
4.50%, 08/01/22 144A	365,000	347,206
5.00%, 08/01/24 144A	750,000	711,562
DaVita, Inc.
5.00%, 05/01/25	90,000	87,215
Dell International LLC
4.42%, 06/15/21 144A	970,000	995,716
5.88%, 06/15/21 144A	500,000	515,000
7.13%, 06/15/24 144AΔ	290,000	310,368
6.02%, 06/15/26 144A	260,000	280,445
8.10%, 07/15/36 144A	440,000	536,305
8.35%, 07/15/46 144A	240,000	305,795
Delta Air Lines Pass Through Trust, Series 2007-1, Class B
8.02%, 08/10/22	39,193	43,700
Dillard’s, Inc.
7.75%, 07/15/26	890,000	1,014,729
DISH DBS Corporation
5.88%, 07/15/22Δ	600,000	576,000
5.00%, 03/15/23Δ	975,000	879,937
5.88%, 11/15/24Δ	1,370,000	1,226,150
7.75%, 07/01/26Δ	1,240,000	1,167,460
DISH Network Corporation
2.38%, 03/15/24Δ CONV	1,495,000	1,329,490
DJO Finco, Inc.
8.13%, 06/15/21 144A	830,000	836,225
Dollar Tree, Inc.
5.75%, 03/01/23	920,000	962,044
Dynegy, Inc.
8.13%, 01/30/26 144A	260,000	287,950
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	90,000	105,159
8.38%, 06/15/32	75,000	97,938
Embarq Corporation
8.00%, 06/01/36	995,000	942,762

108	See Notes to Schedules of Investments.

	Par	Value
Enable Midstream Partners LP
5.00%, 05/15/44	$260,000	$244,494
Enbridge Energy Partners LP
7.38%, 10/15/45	175,000	226,866
Energy Transfer Partners LP
5.88%, 03/01/22	340,000	363,150
5.00%, 10/01/22	80,000	83,247
EnLink Midstream Partners LP
4.15%, 06/01/25	460,000	447,773
Enterprise Products Operating LLC
(Variable, ICE LIBOR USD 3M + 3.71%), 5.48%, 08/01/66†Δ	60,000	60,229
ERAC USA Finance LLC
7.00%, 10/15/37 144A	1,065,000	1,392,151
Evolent Health, Inc.
2.00%, 12/01/21 CONV	95,000	95,849
Extraction Oil & Gas, Inc.
5.63%, 02/01/26 144A	640,000	605,600
First Data Corporation
7.00%, 12/01/23 144A	260,000	273,572
5.00%, 01/15/24 144A	590,000	592,212
FirstEnergy Corporation
7.38%, 11/15/31	185,000	243,902
Ford Motor Co.
6.63%, 10/01/28	850,000	979,444
4.75%, 01/15/43Δ	350,000	320,291
Ford Motor Credit Co. LLC
4.39%, 01/08/26	3,085,000	3,072,350
Freeport-McMoRan, Inc.
3.55%, 03/01/22Δ	380,000	368,600
5.40%, 11/14/34Δ	115,000	109,858
5.45%, 03/15/43	3,050,000	2,820,335
Fresenius Medical Care US Finance II, Inc.
5.88%, 01/31/22 144A	750,000	803,189
Frontier Communications Corporation
11.00%, 09/15/25Δ	295,000	222,541
7.88%, 01/15/27	405,000	214,650
GameStop Corporation
5.50%, 10/01/19 144A	295,000	297,950
Gates Global LLC
6.00%, 07/15/22 144A	93,000	94,521
General Electric Co.
3.15%, 09/07/22	95,000	93,656
6.75%, 03/15/32	30,000	37,330
6.88%, 01/10/39	161,000	208,919
General Motors Co.
5.20%, 04/01/45	210,000	205,040
General Motors Financial Co., Inc.
3.45%, 04/10/22Δ	300,000	297,811
5.25%, 03/01/26	625,000	661,169
Genesis Energy LP
5.63%, 06/15/24	130,000	123,175
GEO Group, Inc. REIT
5.88%, 10/15/24Δ	100,000	99,500
Georgia-Pacific LLC
8.88%, 05/15/31	605,000	916,044

	Par	Value
Gilead Sciences, Inc.
4.00%, 09/01/36	$940,000	$937,809
Global Marine, Inc.
7.00%, 06/01/28Δ	45,000	44,325
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 4.00%, 05/10/18†	58,000	48,909
Goldman Sachs Group, Inc.
2.90%, 07/19/18	130,000	130,196
6.75%, 10/01/37	355,000	445,499
5.15%, 05/22/45	810,000	873,747
Goodyear Tire & Rubber Co.
5.13%, 11/15/23	570,000	574,987
7.00%, 03/15/28	690,000	745,200
Hanesbrands, Inc.
4.63%, 05/15/24 144A	160,000	157,400
4.88%, 05/15/26 144AΔ	150,000	146,250
Harris Corporation
5.05%, 04/27/45	30,000	33,210
HCA, Inc.
7.50%, 02/15/22	40,000	44,050
5.88%, 05/01/23	80,000	83,000
8.36%, 04/15/24	90,000	103,275
5.38%, 02/01/25	620,000	623,100
7.69%, 06/15/25	275,000	304,562
7.58%, 09/15/25	715,000	787,394
5.25%, 06/15/26	500,000	507,750
4.50%, 02/15/27	450,000	435,375
7.05%, 12/01/27	20,000	21,250
7.50%, 11/06/33	205,000	224,988
7.75%, 07/15/36	120,000	132,600
Hercules LLC
6.50%, 06/30/29	250,000	254,688
Hilton Worldwide Finance LLC
4.88%, 04/01/27	720,000	713,700
International Business Machines Corporation
1.63%, 05/15/20	720,000	703,706
International Lease Finance Corporation
3.88%, 04/15/18	10,000	10,002
6.25%, 05/15/19	75,000	77,595
4.63%, 04/15/21	300,000	310,204
INVISTA Finance LLC
4.25%, 10/15/19 144A	915,000	918,294
iStar, Inc. REIT
3.13%, 09/15/22 144A CONV	170,000	162,183
J.C. Penney Corporation, Inc.
6.38%, 10/15/36Δ	480,000	300,000
7.63%, 03/01/97	815,000	521,600
Jaguar Holding Co. II
6.38%, 08/01/23 144A	190,000	192,613
Jefferies Finance LLC
7.50%, 04/15/21 144A	275,000	279,469
6.88%, 04/15/22 144A	200,000	199,000
Jefferies Group LLC
5.13%, 04/13/18	55,000	55,031

See Notes to Schedules of Investments.	109

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.88%, 04/15/21	$270,000	$294,546
5.13%, 01/20/23	305,000	323,086
6.45%, 06/08/27	35,000	39,609
6.25%, 01/15/36	1,135,000	1,237,523
6.50%, 01/20/43	510,000	567,437
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	360,000	262,607
(Variable, ICE LIBOR USD 3M + 3.33%), 6.13%, 04/30/24^	260,000	272,675
K Hovnanian Enterprises, Inc.
5.00%, 11/01/21	795,000	725,437
KB Home
1.38%, 02/01/19 CONV	385,000	437,697
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	75,000	84,919
6.95%, 01/15/38Δ	90,000	108,811
Kinder Morgan, Inc.
7.75%, 01/15/32	780,000	998,942
Kindred Healthcare, Inc.
8.75%, 01/15/23Δ	240,000	255,000
Kraft Heinz Foods Co.
4.88%, 02/15/25 144A	196,000	204,443
5.20%, 07/15/45	830,000	846,616
Lamb Weston Holdings, Inc.
4.63%, 11/01/24 144A	440,000	438,350
4.88%, 11/01/26 144A	1,080,000	1,073,250
Lennar Corporation
4.75%, 11/15/22	315,000	318,150
4.75%, 11/29/27 144A	400,000	385,000
Leonardo US Holdings, Inc.
6.25%, 01/15/40 144A	143,000	158,730
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 144A	500,000	500,000
Lockheed Martin Corporation
3.80%, 03/01/45	1,090,000	1,034,702
Magnum Hunter Resources Corporation (Escrow)
0.00%, 12/31/20Y†††	470,000	—
Masco Corporation
7.75%, 08/01/29	117,000	148,425
6.50%, 08/15/32	47,000	54,588
MBIA Insurance Corporation
12.98%, 01/15/33 144A	435,000	189,225
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	280,000	497,136
Micron Technology, Inc.
5.25%, 01/15/24 144A	190,000	197,363
5.50%, 02/01/25Δ	228,000	237,690
Midas Intermediate Holdco II LLC
7.88%, 10/01/22 144A	1,015,000	1,022,612
Miran Mid-Atlantic Pass Through Trust, Series C
10.06%, 12/30/28	769,693	773,541
Morgan Stanley
4.75%, 11/16/18(A)	275,000	214,169
5.75%, 01/25/21	205,000	218,559
3.13%, 08/05/21(C)	535,000	419,628

	Par	Value
4.10%, 05/22/23	$370,000	$375,410
6.25%, 08/09/26	400,000	462,750
4.35%, 09/08/26	940,000	948,363
3.95%, 04/23/27	125,000	121,939
MPH Acquisition Holdings LLC
7.13%, 06/01/24 144A	170,000	175,950
MPLX LP
4.50%, 07/15/23Δ	20,000	20,725
4.88%, 06/01/25	75,000	78,426
MPT Operating Partnership LP REIT
5.25%, 08/01/26	340,000	340,425
5.00%, 10/15/27	1,090,000	1,071,252
Murray Energy Corporation
11.25%, 04/15/21 144A	310,000	117,800
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,540,117
Navient Corporation
8.45%, 06/15/18	406,000	410,466
5.50%, 01/15/19	75,000	76,013
8.00%, 03/25/20	600,000	639,000
5.88%, 03/25/21	320,000	328,400
5.50%, 01/25/23Δ	1,720,000	1,696,350
6.13%, 03/25/24Δ	1,480,000	1,481,850
5.88%, 10/25/24Δ	600,000	591,000
Navios Maritime Acquisition Corporation
8.13%, 11/15/21 144A	90,000	74,025
NCL Corporation, Ltd.
4.75%, 12/15/21 144A	580,000	587,250
New Albertsons LP
7.75%, 06/15/26	410,000	354,650
6.63%, 06/01/28	60,000	46,500
7.45%, 08/01/29	1,415,000	1,139,075
8.70%, 05/01/30	320,000	284,000
8.00%, 05/01/31Δ	1,310,000	1,084,025
Newell Brands, Inc.
3.85%, 04/01/23	680,000	679,441
4.00%, 12/01/24	445,000	440,108
Newfield Exploration Co.
5.63%, 07/01/24Δ	955,000	1,012,300
Newmont Mining Corporation
4.88%, 03/15/42Δ	575,000	604,922
NGL Energy Partners LP
6.88%, 10/15/21	50,000	50,063
7.50%, 11/01/23	785,000	790,887
6.13%, 03/01/25Δ	740,000	708,550
NGPL PipeCo LLC
4.38%, 08/15/22 144A	600,000	598,500
7.77%, 12/15/37 144A	200,000	243,000
Nine West Holdings, Inc.
6.13%, 11/15/34	125,000	13,125
Noble Holding International, Ltd.
7.88%, 02/01/26 144AΔ	215,000	212,044
NRG Energy, Inc.
7.25%, 05/15/26	230,000	244,444

110	See Notes to Schedules of Investments.

	Par	Value
NRG REMA LLC
9.68%, 07/02/26	$200,000	$120,000
Nuance Communications, Inc.
1.25%, 04/01/25 CONV	135,000	133,557
1.50%, 11/01/35 CONV	5,000	5,120
1.00%, 12/15/35Δ CONV	1,405,000	1,339,667
Oasis Petroleum, Inc.
6.88%, 03/15/22	330,000	335,524
6.88%, 01/15/23Δ	95,000	96,544
Old Republic International Corporation
4.88%, 10/01/24	520,000	549,070
ON Semiconductor Corporation
1.00%, 12/01/20 CONV	645,000	923,755
ONEOK Partners LP
4.90%, 03/15/25	60,000	62,721
6.20%, 09/15/43	20,000	23,402
Outfront Media Capital LLC
5.25%, 02/15/22	110,000	112,338
5.88%, 03/15/25	170,000	172,975
Owens Corning
7.00%, 12/01/36	1,043,000	1,338,896
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/25 144AΔ	1,500,000	1,511,250
Pactiv LLC
8.38%, 04/15/27	200,000	227,000
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	685,000	917,806
Pride International, Inc.
7.88%, 08/15/40	270,000	230,175
PulteGroup, Inc.
7.88%, 06/15/32	1,500,000	1,800,000
6.38%, 05/15/33	470,000	493,500
6.00%, 02/15/35	180,000	183,150
QEP Resources, Inc.
5.38%, 10/01/22	315,000	316,181
5.25%, 05/01/23Δ	1,500,000	1,451,310
Quicken Loans, Inc.
5.75%, 05/01/25 144A	1,895,000	1,899,737
5.25%, 01/15/28 144A	140,000	131,250
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	229,219
Qwest Corporation
6.88%, 09/15/33	2,124,000	2,026,615
7.25%, 10/15/35Δ	110,000	109,125
Range Resources Corporation
5.00%, 08/15/22	520,000	505,700
5.00%, 03/15/23	1,450,000	1,397,510
4.88%, 05/15/25Δ	240,000	223,800
Reliance Holding USA, Inc.
4.50%, 10/19/20 144A	540,000	554,805
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	58,146	58,946
Rovi Corporation
0.50%, 03/01/20Δ CONV	985,000	958,996
RPM International, Inc.
2.25%, 12/15/20 CONV	47,000	53,015

	Par	Value
RR Donnelley & Sons Co.
7.00%, 02/15/22	$38,000	$39,568
6.00%, 04/01/24Δ	278,000	266,880
Sanchez Energy Corporation
7.75%, 06/15/21Δ	30,000	27,750
6.13%, 01/15/23	90,000	66,094
Sealed Air Corporation
4.88%, 12/01/22 144A	25,000	25,344
5.50%, 09/15/25 144AΔ	555,000	575,812
ServiceMaster Co. LLC
7.45%, 08/15/27	1,195,000	1,293,587
SM Energy Co.
1.50%, 07/01/21 CONV	145,000	137,605
5.00%, 01/15/24	40,000	37,300
Southern Copper Corporation
5.25%, 11/08/42	1,210,000	1,269,467
Southwestern Energy Co.
6.70%, 01/23/25Δ	280,000	273,140
Spectrum Brands, Inc.
5.75%, 07/15/25	910,000	932,750
Springleaf Finance Corporation
7.75%, 10/01/21	145,000	157,506
6.13%, 05/15/22	1,165,000	1,190,164
8.25%, 10/01/23Δ	55,000	59,675
6.88%, 03/15/25Δ	525,000	528,281
Sprint Capital Corporation
6.88%, 11/15/28	2,865,000	2,678,775
8.75%, 03/15/32	1,135,000	1,188,912
Sprint Communications, Inc.
11.50%, 11/15/21	570,000	664,050
Sprint Corporation
7.88%, 09/15/23Δ	680,000	695,300
Targa Resources Partners LP
4.25%, 11/15/23	430,000	414,412
6.75%, 03/15/24	1,050,000	1,114,291
5.13%, 02/01/25Δ	870,000	868,912
5.38%, 02/01/27Δ	70,000	70,000
Taylor Morrison Communities, Inc.
5.25%, 04/15/21 144A	410,000	414,067
Tenet Healthcare Corporation
7.50%, 01/01/22 144AΔ	110,000	116,325
8.13%, 04/01/22Δ	310,000	324,337
6.75%, 06/15/23Δ	285,000	280,012
5.13%, 05/01/25 144AΔ	920,000	887,800
6.88%, 11/15/31	85,000	77,775
Textron, Inc.
6.63%, 04/07/20(U)	130,000	197,618
Time Warner Cable LLC
8.75%, 02/14/19	190,000	198,999
8.25%, 04/01/19	40,000	41,988
5.50%, 09/01/41	60,000	59,807
4.50%, 09/15/42	105,000	91,259
Time Warner, Inc.
4.00%, 01/15/22	50,000	51,265
TMX Finance LLC
8.50%, 09/15/18 144A	50,000	47,875

See Notes to Schedules of Investments.	111

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
TransDigm, Inc.
6.50%, 07/15/24	$199,000	$204,473
6.50%, 05/15/25	195,000	197,438
Transocean Proteus, Ltd.
6.25%, 12/01/24 144A	1,444,500	1,475,196
Transocean, Inc.
5.80%, 10/15/22Δ	430,000	414,950
6.80%, 03/15/38Δ	80,000	62,800
TRI Pointe Group, Inc.
4.38%, 06/15/19	100,000	100,750
5.88%, 06/15/24	5,000	5,099
TRU Taj LLC
11.00%, 01/22/19 144A†††	195,000	203,133
12.00%, 08/15/21 144A#	193,000	150,058
United Airlines Pass-Through Trust, Series 2007-1
6.64%, 07/02/22	152,574	160,157
United Airlines Pass-Through Trust, Series 2014-1, Class A
4.00%, 04/11/26Δ	215,075	217,788
United Airlines Pass-Through Trust, Series 2014-2, Class B
4.63%, 09/03/22	68,833	69,834
United Rentals North America, Inc.
5.75%, 11/15/24Δ	540,000	564,192
4.63%, 10/15/25	150,000	146,250
5.50%, 05/15/27	390,000	393,900
4.88%, 01/15/28	445,000	430,537
United States Steel Corporation
6.65%, 06/01/37	760,000	748,600
Uniti Group, Inc. REIT
8.25%, 10/15/23	170,000	161,500
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%, 10/01/24	243,497	263,488
US Airways Pass-Through Trust, Series 2012-1, Class B
8.00%, 10/01/19	397,419	421,264
US Airways Pass-Through Trust, Series 2012-2, Class A
4.63%, 06/03/25	192,874	199,239
Valeant Pharmaceuticals International
9.25%, 04/01/26 144AΔ	60,000	59,922
Valvoline, Inc.
4.38%, 08/15/25Δ	650,000	632,125
Vantiv LLC
4.38%, 11/15/25 144AΔ	625,000	606,250
Viking Cruises, Ltd.
5.88%, 09/15/27 144A	130,000	123,500
VOC Escrow, Ltd.
5.00%, 02/15/28 144A	390,000	372,450
Wells Fargo & Co.
4.48%, 01/16/24	124,000	127,922
(Variable, ICE LIBOR USD 3M + 3.99%), 5.88%, 06/15/25Δ^	240,000	252,780
West Corporation
4.75%, 07/15/21 144A	50,000	50,875

	Par	Value
Westlake Chemical Corporation
4.88%, 05/15/23	$20,000	$20,600
WestRock MWV LLC
8.20%, 01/15/30	145,000	195,726
7.95%, 02/15/31	45,000	59,937
WEX, Inc.
4.75%, 02/01/23 144A	440,000	443,443
Weyerhaeuser Co. REIT
8.50%, 01/15/25	405,000	511,781
6.95%, 10/01/27	55,000	67,134
7.38%, 03/15/32	370,000	489,859
6.88%, 12/15/33	490,000	628,428
Whiting Petroleum Corporation
5.75%, 03/15/21	420,000	425,242
6.25%, 04/01/23Δ	980,000	994,700
6.63%, 01/15/26 144AΔ	615,000	620,381
William Lyon Homes, Inc.
7.00%, 08/15/22	20,000	20,550
Williams Cos., Inc.
7.50%, 01/15/31	60,000	73,313
5.75%, 06/24/44	440,000	467,500
Windstream Services LLC
7.75%, 10/15/20Δ	255,000	214,200
7.50%, 04/01/23	250,000	174,844
8.75%, 12/15/24 144AΔ	413,000	246,768
WPX Energy, Inc.
8.25%, 08/01/23	430,000	483,750
XPO Logistics, Inc.
6.50%, 06/15/22 144A	20,000	20,700
6.13%, 09/01/23 144A	490,000	507,762
ZF North America Capital, Inc.
4.75%, 04/29/25 144AΔ	550,000	558,937

Total Corporate Bonds (Cost $174,167,286)		183,061,209

FOREIGN BONDS — 29.7%
Argentina — 1.9%
Argentina POM Politica Monetaria
(Floating, Argentina Central Bank 7D Repo Rate + 0.00%), 27.25%, 06/21/20† (ZA)	5,680,000	300,543
Argentine Bonos del Tesoro
21.20%, 09/19/18(ZA)	37,563,000	1,847,106
18.20%, 10/03/21†††(ZA)	68,281,000	3,391,503
Argentine Republic Government International Bond
4.63%, 01/11/23	680,000	656,377
7.50%, 04/22/26	540,000	577,530
7.63%, 04/22/46	950,000	946,437
Pampa Energia SA
7.50%, 01/24/27 144A	910,000	942,988
Provincia de Buenos Aires
7.88%, 06/15/27 144A	780,000	811,200
YPF SA
8.50%, 03/23/21 144A	980,000	1,072,708

		10,546,392

112	See Notes to Schedules of Investments.

	Par	Value
Armenia — 0.1%
Armenia International Bond
6.00%, 09/30/20	$520,000	$539,656

Austria — 0.1%
Suzano Austria GmbH
5.75%, 07/14/26 144A	370,000	389,462

Bermuda — 0.3%
XLIT, Ltd.
6.38%, 11/15/24	585,000	676,974
6.25%, 05/15/27	640,000	737,366

		1,414,340

Brazil — 1.6%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/21(B)	14,497,000	4,611,899
10.00%, 01/01/27(B)	927,000	289,953
Brazilian Government International Bond
10.25%, 01/10/28(B)	5,250,000	1,757,707
Itau Unibanco Holding SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 6.13%, 12/12/22 144A^	1,060,000	1,040,125
Ultrapar International SA
5.25%, 10/06/26 144A	420,000	419,475
Vale Overseas, Ltd.
6.88%, 11/21/36	592,000	699,271

		8,818,430

Canada — 2.2%
1011778 BC ULC
5.00%, 10/15/25 144A	40,000	38,288
Baytex Energy Corporation
5.13%, 06/01/21 144A	110,000	103,400
5.63%, 06/01/24 144AΔ	110,000	97,350
Bombardier, Inc.
6.00%, 10/15/22 144A	1,200,000	1,195,500
First Quantum Minerals, Ltd.
6.50%, 03/01/24 144A	300,000	285,375
7.50%, 04/01/25 144A	650,000	642,688
6.88%, 03/01/26 144AΔ	200,000	190,500
Hudbay Minerals, Inc.
7.25%, 01/15/23 144A	190,000	198,075
7.63%, 01/15/25 144A	1,030,000	1,093,088
MEG Energy Corporation
6.38%, 01/30/23 144A	45,000	37,800
7.00%, 03/31/24 144A	635,000	527,050
Methanex Corporation
5.25%, 03/01/22	75,000	77,673
Province of Ontario Canada
2.10%, 09/08/18(C)	3,500,000	2,724,015
Province of Ontario Generic Residual STRIP
2.96%, 07/13/22Ω(C)	2,600,000	1,813,714

	Par	Value
2.90%, 03/08/29Ω(C)	$2,400,000	$1,358,798
Stone Container Finance Company of Canada II
7.38%, 07/15/14y†††#	330,000	6,600
Teine Energy, Ltd.
6.88%, 09/30/22 144A	60,000	61,500
Valeant Pharmaceuticals International, Inc.
7.50%, 07/15/21 144A	40,000	40,300
5.50%, 03/01/23 144A	270,000	237,600
5.88%, 05/15/23 144AΔ	10,000	8,862
6.13%, 04/15/25 144AΔ	1,460,000	1,265,455
9.00%, 12/15/25 144AΔ	140,000	139,650

		12,143,281

Chile — 0.0%
Corporation Nacional del Cobre de Chile
3.63%, 08/01/27 144A	220,000	214,234

China — 0.3%
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	310,000	304,869
4.50%, 03/15/23 144A	260,000	247,000
5.50%, 02/15/24 144A	1,160,000	1,128,100

		1,679,969

Colombia — 1.1%
Colombia Government International Bond
5.63%, 02/26/44	3,567,000	3,896,948
Colombian TES
10.00%, 07/24/24(X)	23,100,000	9,950
Ecopetrol SA
5.88%, 09/18/23	190,000	203,775
4.13%, 01/16/25	920,000	897,920
5.38%, 06/26/26	80,000	83,560
Millicom Internatinal Cellular
5.13%, 01/15/28 144A	840,000	805,350
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	260,000	264,550

		6,162,053

Ecuador — 0.2%
Ecuador Government International Bond
9.65%, 12/13/26 144AΔ	810,000	857,587

France — 0.5%
3AB Optique Developpement SAS
4.00%, 10/01/23 144A(E)	200,000	245,898
Burger King France SAS
(Floating, Euribor 3M + 5.25%),
5.25%, 05/01/23 144A†(E)	130,000	162,684
6.00%, 05/01/24 144A(E)	120,000	156,412
Europcar Groupe SA
5.75%, 06/15/22 144A (E)	170,000	217,335

See Notes to Schedules of Investments.	113

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
SFR Group SA
5.63%, 05/15/24 144A(E)	$160,000	$200,208
5.63%, 05/15/24Δ(E)	500,000	625,648
7.38%, 05/01/26 144A	1,100,000	1,051,875

		2,660,060

Germany — 1.0%
Bundesrepublik Deutschland Bundesanleihe
1.00%, 08/15/24(E)	2,180,000	2,840,559
IHO Verwaltungs GmbH
Cash coupon 4.13% or PIK
4.88%, 09/15/21 144A	210,000	206,325
Cash coupon 4.75% or PIK
5.50%, 09/15/26 144A	210,000	202,912
KME AG
6.75%, 02/01/23 144AΔ(E)	670,000	837,629
Nidda BondCo GmbH
5.00%, 09/30/25(E)	510,000	620,970
Platin 1426 GmbH
5.38%, 06/15/23 144A(E)	480,000	584,695

		5,293,090

Ghana — 0.1%
Ghana Government International Bond
10.75%, 10/14/30 144A	540,000	707,983

Guatemala — 0.1%
Guatemala Government Bond
4.38%, 06/05/27 144A	760,000	741,000

Honduras — 0.2%
Honduras Government International Bond
7.50%, 03/15/24	460,000	509,142
6.25%, 01/19/27 144A	620,000	658,421

		1,167,563

India — 0.2%
ICICI Bank, Ltd.
4.80%, 05/22/19 144A	920,000	936,955

Indonesia — 1.1%
Indonesia Government International Bond
5.88%, 01/15/24 144A	400,000	441,060
6.63%, 02/17/37	1,355,000	1,644,478
5.25%, 01/17/42 144A	1,710,000	1,803,253
Indonesia Treasury Bond
7.00%, 05/15/27(I)	30,479,000,000	2,257,007

		6,145,798

Ireland — 0.3%
AerCap Ireland Capital DAC
3.50%, 05/26/22	300,000	295,806
Ardagh Packaging Finance PLC
4.63%, 05/15/23 144AΔ	250,000	251,875

	Par	Value
7.25%, 05/15/24 144A	$460,000	$491,050
GE Capital International Funding Co.
3.37%, 11/15/25Δ	246,000	238,019
4.42%, 11/15/35	569,000	557,237

		1,833,987

Italy — 1.7%
Enel SpA
(Variable, GBP Swap Rate 5Y + 5.66%), 7.75%, 09/10/75^(U)	440,000	700,220
Intesa Sanpaolo SpA
(Variable, EUR Swap Rate 5Y + 6.88%), 7.00%, 01/19/21^(E)	530,000	711,925
Italy Buoni Poliennali Del Tesoro
2.20%, 06/01/27(E)	4,860,000	6,256,168
Telecom Italia Capital SA
6.38%, 11/15/33	715,000	779,350
6.00%, 09/30/34	200,000	208,440
Telecom Italia SpA
5.30%, 05/30/24 144A	800,000	817,000

		9,473,103

Ivory Coast — 0.1%
Ivory Coast Government International Bond
5.75%, 12/31/32 144A STEP	737,100	710,651

Jersey — 0.2%
Adient Global Holdings, Ltd.
4.88%, 08/15/26 144A	740,000	703,000
Delphi Technologies PLC
5.00%, 10/01/25 144A	290,000	278,762

		981,762

Kazakhstan — 0.2%
KazTransGas JSC
4.38%, 09/26/27 144A	880,000	847,246

Kenya — 0.1%
Kenya Government International Bond
6.88%, 06/24/24 144A	470,000	492,056
7.25%, 02/28/28 144AΔ	200,000	209,480

		701,536

Luxembourg — 0.6%
Altice Luxembourg SA
7.75%, 05/15/22 144AΔ	660,000	615,443
ArcelorMittal
5.75%, 03/01/21Δ	30,000	31,650
7.25%, 10/15/39	510,000	605,625
7.00%, 03/01/41	690,000	805,575
Hercule Debtco S.a.r.l.
Cash coupon 6.75% or PIK
7.50%, 06/30/24 144A(E)	480,000	595,341

114	See Notes to Schedules of Investments.

	Par	Value
LSF9 Balta Issuer SA
7.75%, 09/15/22 144A (E)	$291,600	$378,512

		3,032,146

Mexico — 3.6%
Banco Mercantil del Norte SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.04%), 6.88%, 07/06/22 144A^	260,000	268,125
BBVA Bancomer SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.13%, 01/18/33 144A^	880,000	849,200
Mexican Bonos
6.50%, 06/09/22(M)	45,803,100	2,456,512
8.00%, 12/07/23(M)	41,500,000	2,367,303
10.00%, 12/05/24(M)	31,500,000	1,989,421
7.50%, 06/03/27(M)	121,750,000	6,784,569
8.50%, 05/31/29(M)	2,000,000	119,428
7.75%, 05/29/31(M)	3,000,000	169,018
7.75%, 11/13/42(M)	63,160,000	3,529,699
Mexichem SAB de CV
5.88%, 09/17/44 144A	570,000	562,163
Petroleos Mexicanos
5.50%, 01/21/21	750,000	781,688

		19,877,126

Morocco & Antilles — 0.2%
OCP SA
5.63%, 04/25/24 144A	550,000	581,717
4.50%, 10/22/25 144A	520,000	513,513

		1,095,230

Netherlands — 2.8%
ABN AMRO Bank NV
7.13%, 07/06/22(E)	750,000	1,158,185
Alcoa Nederland Holding BV
6.75%, 09/30/24 144A	380,000	408,500
7.00%, 09/30/26 144A	250,000	270,625
CBR Fashion Finance BV
5.13%, 10/01/22(E)	540,000	609,660
Cooperatieve Rabobank UA
5.75%, 12/01/43Δ	880,000	1,056,122
EDP Finance BV
4.90%, 10/01/19 144A	1,600,000	1,643,331
4.13%, 01/15/20 144A	540,000	548,748
Embraer Netherlands Finance BV
5.40%, 02/01/27Δ	250,000	264,463
Equate Petrochemical BV
4.25%, 11/03/26 144A	580,000	576,881
Majapahit Holding BV
7.75%, 01/20/20	1,570,000	1,688,064
Marfrig Holdings Europe BV
8.00%, 06/08/23 144A	480,000	484,800
Myriad International Holdings BV
4.85%, 07/06/27 144A	750,000	765,957

	Par	Value
Petrobras Global Finance BV
4.38%, 05/20/23	$250,000	$245,950
6.25%, 03/17/24	2,970,000	3,142,260
6.88%, 01/20/40	390,000	385,027
6.75%, 01/27/41	270,000	263,925
5.63%, 05/20/43	275,000	240,969
UPCB Finance IV, Ltd.
5.38%, 01/15/25 144A	250,000	242,500
VEON Holdings BV
7.50%, 03/01/22	200,000	222,000
7.50%, 03/01/22 144A	630,000	699,300
Ziggo Bond Finance BV
5.88%, 01/15/25 144A	200,000	190,000

		15,107,267

New Zealand — 0.3%
New Zealand Government Bond
5.00%, 03/15/19(Z)	2,385,000	1,776,840

Nigeria — 0.1%
Nigeria Government International Bond
7.14%, 02/23/30 144A	440,000	457,820
7.63%, 11/28/47 144A	310,000	321,569

		779,389

Norway — 0.0%
Norway Government Bond
4.50%, 05/22/19 144A(K)	172,000	22,862
3.75%, 05/25/21 144A(K)	129,000	17,748

		40,610

Panama — 0.0%
Panama Government International Bond
6.70%, 01/26/36	3,000	3,802

Peru — 0.5%
Peruvian Government International Bond
6.55%, 03/14/37	890,000	1,143,650
Transportadora de Gas del Peru SA
4.25%, 04/30/28 144A	1,400,000	1,398,250

		2,541,900

Philippines — 0.0%
Philippine Government International Bond
4.00%, 01/15/21	200,000	205,121

Poland — 0.6%
Republic of Poland Government Bond
2.50%, 07/25/26(P)	11,450,000	3,225,293

Qatar — 0.0%
Ooredoo International Finance, Ltd.
4.75%, 02/16/21 144AΔ	200,000	206,135

Russia — 1.7%
Russian Federal Bond - OFZ
8.15%, 02/03/27(Q)	257,799,000	4,892,499

See Notes to Schedules of Investments.	115

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
7.05%, 01/19/28(Q)	$265,541,000	$4,674,611

		9,567,110

Saudi Arabia — 0.2%
Saudi Government International Bond
2.38%, 10/26/21 144A	395,000	380,858
3.25%, 10/26/26 144A	875,000	820,887

		1,201,745

Singapore — 0.2%
BOC Aviation, Ltd.
3.00%, 03/30/20 144A	1,000,000	995,421

South Africa — 0.6%
Republic of South Africa Government Bond
6.50%, 02/28/41(S)	50,700,000	3,310,473

Spain — 0.2%
Masaria Investments SAU
5.00%, 09/15/24 144A(E)	710,000	878,593
(Floating, Euribor 3M + 5.25%), 5.25%, 09/15/24 144A†(E)	260,000	322,177
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	75,000	77,942

		1,278,712

Sri Lanka — 0.2%
Sri Lanka Government International Bond
5.88%, 07/25/22	900,000	914,563

Turkey — 1.3%
Turk Telekomunikasyon AS
4.88%, 06/19/24 144A	1,680,000	1,644,619
Turkey Government Bond
10.60%, 02/11/26(T)	11,580,000	2,663,638
Turkey Government International Bond
6.00%, 03/25/27	2,190,000	2,221,354
4.88%, 04/16/43	500,000	404,941

		6,934,552

United Kingdom — 3.0%
Anglo American Capital PLC
4.75%, 04/10/27 144A	200,000	202,623
Barclays Bank PLC
7.63%, 11/21/22	1,660,000	1,824,713
Barclays PLC
(Variable, EUR Swap Rate 5Y + 2.45%), 2.63%, 11/11/25^(E)	300,000	381,477
Boparan Finance PLC
5.50%, 07/15/21(U)	270,000	358,108
Ensco PLC
8.00%, 01/31/24	33,000	32,010
HBOS PLC
6.75%, 05/21/18 144A	500,000	502,633

	Par	Value
HSBC Holdings PLC
6.00%, 06/10/19(E)	$270,000	$355,638
(Variable, USD ICE Swap Rate 5Y + 4.37%), 6.38%, 03/30/25Δ ^	600,000	618,750
Intelsat Jackson Holdings SA
5.50%, 08/01/23	330,000	266,475
Jerrold Finco PLC
6.13%, 01/15/24 144A(U)	760,000	1,045,179
KCA Deutag UK Finance PLC
7.25%, 05/15/21 144A	540,000	525,150
Lloyds Bank PLC
6.50%, 03/24/20(E)	326,000	450,353
Lloyds Banking Group PLC
4.34%, 01/09/48	1,581,000	1,479,304
Monitchem Holdco 2 SA
6.88%, 06/15/22(E)	220,000	255,675
Pinewood Finco PLC
3.75%, 12/01/23 144A(U)	190,000	270,270
Pinnacle Bidco PLC
6.38%, 02/15/25 144A(U)	220,000	310,580
Rio Tinto Finance USA PLC
4.13%, 08/21/42Δ	145,000	148,413
Royal Bank of Scotland Group PLC
6.10%, 06/10/23	1,880,000	1,998,087
6.00%, 12/19/23	275,000	293,307
(Variable, EUR Swap Rate 5Y + 2.65%), 3.63%, 03/25/24^ (E)	547,000	691,791
Santander UK Group Holdings PLC
(Variable, GBP Swap Rate 5Y + 5.54%), 7.38%, 06/24/22Δ ^ (U)	390,000	597,168
Southern Gas Networks PLC
4.88%, 12/21/20(U)	270,000	412,286
Standard Chartered PLC
5.13%, 06/06/34(U)	321,000	486,706
Synlab Bondco PLC
6.25%, 07/01/22(E)	270,000	346,473
Synlab Unsecured Bondco PLC
8.25%, 07/01/23Δ (E)	170,000	224,436
Tesco Property Finance 3 PLC
5.74%, 04/13/40(U)	273,753	446,010
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	584,369	926,306
Virgin Media Secured Finance PLC
5.50%, 01/15/25(U)	378,000	544,322
5.50%, 08/15/26 144A	200,000	194,874

		16,189,117

Total Foreign Bonds (Cost $168,292,639)		163,248,690

116	See Notes to Schedules of Investments.

	Par	Value
FOREIGN GOVERNMENT INFLATION-LINKED BOND — 0.4%
Brazil — 0.4%
Brazil Notas do Tesouro Nacional Serie B
6.00%, 08/15/50(B) (Cost $2,530,930)	$2,063,000	$2,160,430

LOAN AGREEMENTS — 2.7%
1011778 B.C. Unlimited Liability Co. Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 1.00% Floor), 4.13%, 02/16/24†	278,084	278,721
(Floating, ICE LIBOR USD 3M + 2.25%, 1.00% Floor), 4.55%, 02/16/24†	179,521	179,932
Air Medical Group Holdings, Inc. 2018 Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor), 4.94%, 04/28/22†	295,455	297,047
American Airlines, Inc. 2017 Class B Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 3.78%, 12/14/23†	198,000	198,407
American Airlines, Inc. 2017 Replacement Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 3.88%, 06/27/20†	975,019	977,639
American Axle & Manufacturing, Inc. Tranche B Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 0.75% Floor), 4.13%, 04/06/24†	40,000	40,212
American Builders & Contractors Supply Co., Inc. Additional Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 0.75% Floor), 4.38%, 10/31/23†	538,125	540,068
Avolon TLB Borrower 1 (US) LLC Initial Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 2.25%, 0.75% Floor), 4.07%, 03/21/22†	377,150	377,759
Beacon Roofing Supply, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 3.94%, 01/02/25†	450,000	452,750
Berry Global, Inc. Term Q Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 3.74%, 10/01/22†	96,967	97,475
(Floating, ICE LIBOR USD 1M + 2.00%), 3.88%, 10/01/22†	150,395	151,182
CBS Radio, Inc. Additional Term B-1 Loan
(Floating, ICE LIBOR USD 3M + 2.75%), 4.62%, 11/18/24†	458,850	461,288
CenturyLink, Inc. Initial Term B Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 4.63%, 01/31/25†	319,200	314,711

	Par	Value
Charter Communications Operating LLC Term B Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 3.88%, 04/30/25†	$160,779	$161,543
CSC Holdings LLC March 2017 Refinancing Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.04%, 07/17/25†	260,531	260,596
Dell International LLC Refinancing Term B Loan
(Floating, ICE LIBOR USD 1M + 2.00%, 0.75% Floor), 3.88%, 09/07/23†	478,900	479,948
First Data Corporation 2024A New Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.12%, 04/26/24†	499,476	500,855
Flying Fortress Holdings LLC New Loan
(Floating, ICE LIBOR USD 3M + 1.75%), 4.05%, 10/30/22†	380,000	382,002
Hilton Worldwide Finance LLC Series B-2 Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 3.87%, 10/25/23†	598,637	602,465
Level 3 Financing, Inc. Tranche B 2024 Term Loan
(Floating, ICE LIBOR USD 1M + 2.25%), 4.11%, 02/22/24†	350,000	350,902
MPH Acquisition Holdings LLC Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor), 5.05%, 06/07/23†	249,362	250,842
ON Semiconductor Corporation 2017 New Replacement Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 3.88%, 03/31/23†	340,312	342,503
Party City Holdings, Inc. 2018 Replacement Term Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor), 4.33%, 08/19/22†	187,206	188,155
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor), 4.53%, 08/19/22†	443,653	445,901
(Floating, ICE LIBOR USD 2M + 2.75%, 0.75% Floor), 4.75%, 08/19/22†	40,224	40,428
Petco Animal Supplies, Inc. Term Loan
(Floating, ICE LIBOR USD 3M + 3.00%, 1.00% Floor), 4.77%, 01/26/23†	403,819	297,648
PetSmart, Inc. Tranche B-2 Loan
(Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor), 4.68%, 03/11/22†	972,500	782,862
Post Holdings, Inc. Series A Incremental Term Loan
0.00%, 05/24/24†S	1,103	1,106

See Notes to Schedules of Investments.	117

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
(Floating, ICE LIBOR USD 1M + 2.00%), 3.88%, 05/24/24†	$437,794	$439,053
Prime Security Services Borrower LLC 2016-2 Refinancing Term B-1 Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 4.63%, 05/02/22†	299,246	301,885
Quikrete Holdings, Inc. Initial Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 4.63%, 11/15/23†	445,650	448,157
Reynolds Group Holdings, Inc. Incremental U.S. Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 4.63%, 02/05/23†	9,975	10,037
Sinclair Television Group, Inc. Term Loan B
0.00%, 12/12/24†∑	280,000	281,784
Trans Union LLC 2017 Replacement Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 3.88%, 04/10/23†	437,800	439,566
Unitymedia Hessen GmbH & Co. KG Facility B
(Floating, ICE LIBOR USD 1M + 2.25%), 4.03%, 09/30/25†	590,000	589,723
Univision Communications, Inc. 2017 Replacement Repriced First-Lien Term Loan
(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 4.63%, 03/15/24†	722,541	712,267
UPC Financing Partnership Facility AR
(Floating, ICE LIBOR USD 1M + 2.50%), 4.28%, 01/15/26†	500,000	502,143
Valeant Pharmaceuticals International, Inc. Series F-4 Tranche B Term Loan
(Floating, ICE LIBOR USD 1M + 3.50%, 0.75% Floor), 5.24%, 04/01/22†	358,395	362,581
Virgin Media Bristol LLC K Facility
(Floating, ICE LIBOR USD 1M + 2.50%), 4.28%, 01/15/26†	175,000	176,094
Vistra Operations Co. LLC Initial Term C Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 0.75% Floor), 4.38%, 08/04/23†	4,516	4,552
Vistra Operations Co. LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 0.75% Floor), 4.38%, 08/04/23†	25,420	25,623
Western Digital Corporation U.S. Term B-3 Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 3.88%, 04/29/23†	281,914	283,940
Zebra Technologies Corporation Tranche B Term Loan
(Floating, ICE LIBOR USD 3M + 2.00%, 0.75% Floor), 3.75%, 10/27/21†	106,467	107,188

	Par	Value
Ziggo Secured Finance Partnership Term Loan E Facility
(Floating, ICE LIBOR USD 1M + 2.50%), 4.28%, 04/15/25†	$650,000	$646,141

Total Loan Agreements (Cost $15,093,287)		14,785,681

MORTGAGE-BACKED SECURITIES — 2.0%
Commercial Mortgage Trust, Series 2007-CD4, Class AJ
5.40%, 12/11/49	22,548	13,378
Credit Suisse Commercial Mortgage Trust Series, Series 2006-C5, Class AJ
5.37%, 12/15/39	138,660	114,290
Credit Suisse Commercial Mortgage Trust Series, Series 2007-C5, Class AM
5.87%, 09/15/40	105,881	102,953
CSMC, Series 2015-2R, Class 3A2
1.83%, 04/27/36 144A †g	729,605	574,324
Fannie Mae Connecticut Avenue Securities, Series 2014-C02
(Floating, ICE LIBOR USD 1M + 2.60%, 2.60% Floor), 4.47%, 05/25/24†	1,513,718	1,602,071
Fannie Mae Connecticut Avenue Securities, Series 2015-C03
(Floating, ICE LIBOR USD 1M + 5.00%), 6.87%, 07/25/25†	327,439	372,775
FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA3
(Floating, ICE LIBOR USD 1M + 4.70%, 4.70% Floor), 6.57%, 04/25/28†	830,000	993,133
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA1
(Floating, ICE LIBOR USD 1M + 4.95%, 4.95% Floor), 6.82%, 07/25/29†	1,060,000	1,169,181
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA2
(Floating, ICE LIBOR USD 1M + 5.15%), 7.02%, 10/25/29†	560,000	632,422
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA3
(Floating, ICE LIBOR USD 1M + 2.50%), 4.37%, 03/25/30†	1,590,000	1,631,805
Impac Secured Assets Trust, Series 2006-2, Class 2M3
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor, 11.50% Cap), 2.97%, 08/25/36†	630,000	611,992
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ
5.85%, 02/15/51†g	11,512	11,306

118	See Notes to Schedules of Investments.

	Par	Value
Lone Star Portfolio Trust, Series 2015-LSMZ, Class M
(Floating, LIBOR USD 1M + 7.22%, 7.22% Floor), 8.94%, 09/15/20 144A †	$590,830	$595,347
Lone Star Portfolio Trust, Series 2015-LSP, Class F
(Floating, LIBOR USD 1M + 6.90%, 6.90% Floor), 8.68%, 09/15/28 144A †	767,900	773,806
Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 1B
(Floating, ICE LIBOR USD 1M + 0.26%, 0.26% Floor), 2.14%, 07/26/45 144A †	553,139	347,819
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1
4.00%, 08/25/56 144A	610,000	598,898
Seasoned Credit Risk Transfer Trust,
Series 2017-2, Class M2
4.00%, 08/25/56 144A	800,000	736,000

Total Mortgage-Backed Securities (Cost $10,242,057)		10,881,500

MUNICIPAL BOND — 0.0%
State of Illinois, General Obligation
5.10%, 06/01/33
(Cost $127,763)	160,000	150,228

U.S. TREASURY OBLIGATIONS — 19.0%
U.S. Treasury Bills
1.29%, 04/05/18Ω	470,000	469,937
1.42%, 04/19/18Ω	5,000,000	4,996,155
1.46%, 05/03/18Ω	3,500,000	3,495,116
1.60%, 06/07/18Ω	5,000,000	4,984,812
1.69%, 06/21/18Ω	10,000,000	9,962,530

		23,908,550

U.S. Treasury Bonds
3.50%, 02/15/39Δ	860,000	945,194
4.25%, 05/15/39	40,000	48,687
3.88%, 08/15/40	30,000	34,761
2.75%, 08/15/42Δ	120,000	115,976
3.13%, 02/15/43	9,116,000	9,399,270
2.88%, 05/15/43	120,000	118,315
3.00%, 05/15/45	40,000	40,261
3.00%, 11/15/45Δ	920,000	925,391
2.50%, 05/15/46Δ	820,000	745,720
2.25%, 08/15/46	960,000	826,950
2.88%, 11/15/46	2,120,000	2,079,546
3.00%, 05/15/47Δ	80,000	80,408
2.75%, 08/15/47	120,000	114,712

		15,475,191

U.S. Treasury Notes
0.63%, 04/30/18	530,000	529,607
0.75%, 08/31/18	4,000,000	3,981,410
1.38%, 09/30/18	250,000	249,336
1.50%, 12/31/18	5,875,000	5,849,984
1.25%, 03/31/19	15,000,000	14,870,213

	Par	Value
1.25%, 06/30/19	$3,000,000	$2,965,665
1.63%, 06/30/19	10,000	9,933
1.25%, 10/31/19	110,000	108,324
3.63%, 02/15/21Δ	14,549,000	15,049,689
1.88%, 01/31/22	710,000	694,011
2.00%, 02/15/22	120,000	117,891
1.63%, 08/15/22	3,380,000	3,255,363
2.75%, 02/15/24	6,650,000	6,693,770
2.25%, 11/15/24Δ	9,030,000	8,795,608
2.00%, 02/15/25	100,000	95,701
1.63%, 02/15/26	180,000	166,092
1.63%, 05/15/26Δ	470,000	432,391
2.00%, 11/15/26Δ	1,220,000	1,150,827

		65,015,815

Total U.S. Treasury Obligations (Cost $104,678,068)		104,399,556

	Shares
COMMON STOCKS — 0.8%
Consumer Discretionary — 0.2%
Ford Motor Co.	96,849	1,073,087

Energy — 0.0%
Berry Petroleum Corporation*	2,350	20,563
Blue Ridge Mountain Resources, Inc.*	24,163	210,218
Hercules Offshore, Inc.ΔY††† *	46,644	13,154

		243,935

Financials — 0.0%
Tricer Holdco SCAY††† *	4,654	18,383

Health Care — 0.2%
Bristol-Myers Squibb Co.	15,400	974,050

Industrials — 0.1%
Arconic, Inc.	14,757	340,001

Information Technology — 0.3%
Corning, Inc.	70,534	1,966,488

Total Common Stocks (Cost $5,684,813)		4,615,944

PREFERRED STOCKS — 0.4%
Bank of America Corporation
7.25%, 03/28/18 CONV	602	776,249
Chesapeake Energy Corporation
5.00%, 01/31/18Δ CONV	3,950	214,534
5.75%, 01/31/18 CONV	30	17,138
5.75%, 01/31/18 CONV	780	441,441
5.75%, 01/31/18 144A CONV	50	28,562
4.50%, 02/28/18Δ CONV	1,229	60,541
El Paso Energy Capital Trust I
4.75%, 03/14/18 CONV	10,304	486,967
iStar, Inc. REIT
4.50%, 02/28/18 CONV	50	2,290

See Notes to Schedules of Investments.	119

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Tricer Holdco SCA
0.00%, 12/31/49y †††	2,233,838	$22,338

Total Preferred Stocks (Cost $1,973,828)		2,050,060

MONEY MARKET FUNDS — 8.9%
GuideStone Money Market Fund (Investor Class)¥	33,830,092	33,830,092
Northern Institutional Liquid Assets Portfolio§	15,098,101	15,098,101
Northern Institutional U.S. Government Portfolio	102,255	102,255

Total Money Market Funds (Cost $49,030,448)		49,030,448

TOTAL INVESTMENTS — 100.9% (Cost $551,543,560)		554,606,226
Liabilities in Excess of Other Assets — (0.9)%		(4,687,641)

NET ASSETS — 100.0%		$549,918,585

Futures Contracts outstanding at March 31, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
Euro-Bund	06/2018	(64)	$(12,554,923)	GSC	$(187,216)
Euro-Buxl®	06/2018	(3)	(610,475)	GSC	(15,988)
10-Year U.S. Treasury Note	06/2018	73	8,843,265	GSC	70,719
5-Year U.S. Treasury Note	06/2018	326	37,314,266	GSC	104,422
2-Year Midcurve Eurodollar	12/2019	324	78,744,150	GSC	13,080

Total Futures Contracts outstanding at March 31, 2017			$111,736,283		$(14,983)

Forward Foreign Currency Contracts outstanding at March 31, 2018:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/19/18	Japanese Yen	1,889,645,000	U.S. Dollars	17,072,586	BAR	$707,636
04/19/18	Euro	24,611,959	U.S. Dollars	30,095,135	BAR	229,649
04/19/18	Japanese Yen	701,860,000	U.S. Dollars	6,466,074	CITI	137,932
04/19/18	Turkish Lira	9,090,000	U.S. Dollars	2,268,417	CITI	22,447
04/19/18	U.S. Dollars	398,035	Australian Dollars	500,000	BAR	14,007
04/19/18	U.S. Dollars	779,348	Brazilian Reals	2,539,000	CITI	11,470
04/19/18	U.S. Dollars	3,184,129	Euro	2,580,823	CITI	4,256
04/19/18	U.S. Dollars	633,780	British Pounds	450,000	BAR	1,920
04/19/18	U.S. Dollars	814,711	Euro	660,000	CITI	1,514
04/19/18	U.S. Dollars	592,222	Euro	480,000	BAR	806

Subtotal Appreciation						$1,131,637

04/19/18	Euro	600,000	U.S. Dollars	741,230	BAR	$(1,961)
04/19/18	U.S. Dollars	3,176,777	Polish Zloty	10,900,000	CITI	(8,344)
04/19/18	Indian Rupees	104,050,000	U.S. Dollars	1,606,454	CITI	(12,028)
04/19/18	Polish Zloty	10,880,000	U.S. Dollars	3,202,260	CITI	(22,984)
04/19/18	U.S. Dollars	1,571,382	British Pounds	1,143,751	BAR	(34,597)
04/19/18	Indonesian Rupiahs	26,810,100,000	U.S. Dollars	1,999,858	BAR	(51,166)

120	See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/19/18	Indian Rupees	256,817,535	U.S. Dollars	3,991,879	BAR	$(56,497)
04/19/18	Turkish Lira	11,632,800	U.S. Dollars	3,004,246	BAR	(72,545)
04/19/18	U.S. Dollars	2,339,415	Mexican Pesos	45,234,921	CITI	(141,537)

Subtotal Depreciation						$(401,659)

Total Forward Foreign Currency Contracts outstanding at March 31, 2018						$729,978

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$13,971,080	$—	$13,971,080	$—
Asset-Backed Securities	6,251,400	—	6,251,400	—
Common Stocks	4,615,944	4,563,844	20,563	31,537
Corporate Bonds	183,061,209	—	182,858,076	203,133
Foreign Bonds:
Argentina	10,546,392	—	7,154,889	3,391,503
Armenia	539,656	—	539,656	—
Austria	389,462	—	389,462	—
Bermuda	1,414,340	—	1,414,340	—
Brazil	8,818,430	—	8,818,430	—
Canada	12,143,281	—	12,136,681	6,600
Chile	214,234	—	214,234	—
China	1,679,969	—	1,679,969	—
Colombia	6,162,053	—	6,162,053	—
Ecuador	857,587	—	857,587	—
France	2,660,060	—	2,660,060	—
Germany	5,293,090	—	5,293,090	—
Ghana	707,983	—	707,983	—
Guatemala	741,000	—	741,000	—
Honduras	1,167,563	—	1,167,563	—
India	936,955	—	936,955	—
Indonesia	6,145,798	—	6,145,798	—
Ireland	1,833,987	—	1,833,987	—
Italy	9,473,103	—	9,473,103	—
Ivory Coast	710,651	—	710,651	—
Jersey	981,762	—	981,762	—
Kazakhstan	847,246	—	847,246	—
Kenya	701,536	—	701,536	—
Luxembourg	3,032,146	—	3,032,146	—
Mexico	19,877,126	—	19,877,126	—
Morocco & Antilles	1,095,230	—	1,095,230	—
Netherlands	15,107,267	—	15,107,267	—

See Notes to Schedules of Investments.	121

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
New Zealand	$1,776,840	$—	$1,776,840	$—
Nigeria	779,389	—	779,389	—
Norway	40,610	—	40,610	—
Panama	3,802	—	3,802	—
Peru	2,541,900	—	2,541,900	—
Philippines	205,121	—	205,121	—
Poland	3,225,293	—	3,225,293	—
Qatar	206,135	—	206,135	—
Russia	9,567,110	—	9,567,110	—
Saudi Arabia	1,201,745	—	1,201,745	—
Singapore	995,421	—	995,421	—
South Africa	3,310,473	—	3,310,473	—
Spain	1,278,712	—	1,278,712	—
Sri Lanka	914,563	—	914,563	—
Turkey	6,934,552	—	6,934,552	—
United Kingdom	16,189,117	—	16,189,117	—
Foreign Government Inflation-Linked Bond	2,160,430	—	2,160,430	—
Loan Agreements	14,785,681	—	14,785,681	—
Money Market Funds	49,030,448	49,030,448	—	—
Mortgage-Backed Securities	10,881,500	—	10,881,500	—
Municipal Bond	150,228	—	150,228	—
Preferred Stocks	2,050,060	836,790	1,190,932	22,338
U.S. Treasury Obligations	104,399,556	—	104,399,556	—

Total Assets — Investments in Securities	$554,606,226	$54,431,082	$496,520,033	$3,655,111

Other Financial Instruments***
Futures Contracts	$188,221	$188,221	$—	$—
Forward Foreign Currency Contracts	1,131,637	—	1,131,637	—

Total Assets — Other Financial Instruments	$1,319,858	$188,221	$1,131,637	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(203,204)	$(203,204)	$—	$—
Forward Foreign Currency Contracts	(401,659)	—	(401,659)	—

Total Liabilities — Other Financial Instruments	$(604,863)	$(203,204)	$(401,659)	$—

*** Other financial instruments are derivative instruments, such as futures contracts and forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” and “Forward Foreign Currency Contracts outstanding” disclosures.

Management has determined that the amount of transfers between Level 1 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 1 and Level 2 is not shown for the period ended March 31, 2018.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, mortgage-backed securities and swap agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2018.

122	See Notes to Schedules of Investments.

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS	March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS — 41.9%
Consumer Discretionary — 3.3%
Advance Auto Parts, Inc.	152	$18,020
Amazon.com, Inc.*	2,361	3,417,170
AutoZone, Inc.*	38	24,650
Best Buy Co., Inc.	458	32,055
Booking Holdings, Inc.*	506	1,052,677
BorgWarner, Inc.	232	11,653
Cable One, Inc.	120	82,453
CarMax, Inc.*	253	15,671
Carnival Corporation	5,356	351,246
CBS Corporation Class B (Non-Voting Shares)	817	41,986
Charter Communications, Inc. Class A*	375	116,708
Chipotle Mexican Grill, Inc.*	55	17,771
Comcast Corporation Class A	18,480	631,462
D.R. Horton, Inc.	552	24,200
Darden Restaurants, Inc.	10,008	853,182
Discovery Communications, Inc. Class A*	454	9,729
Discovery Communications, Inc. Class C*	631	12,317
DISH Network Corporation Class A*	461	17,467
Dollar General Corporation	458	42,846
Dollar Tree, Inc.*	418	39,668
Domino’s Pizza, Inc.	2,436	568,952
Expedia Group, Inc.	288	31,798
Foot Locker, Inc.	320	14,573
Ford Motor Co.	7,983	88,452
Gap, Inc. (The)	503	15,694
General Motors Co.	2,563	93,139
Genuine Parts Co.	22,549	2,025,802
Goodyear Tire & Rubber Co. (The)	280	7,442
H&R Block, Inc.	54,350	1,381,033
Hanesbrands, Inc.	827	15,233
Harley-Davidson, Inc.	372	15,951
Hasbro, Inc.	1,294	109,084
Hilton Worldwide Holdings, Inc.	368	28,984
Home Depot, Inc. (The)	14,632	2,608,008
Interpublic Group of Cos., Inc. (The)	849	19,552
Kohl’s Corporation	339	22,208
L Brands, Inc.	411	15,704
Leggett & Platt, Inc.	135	5,989
Lennar Corporation Class A	243	14,322
Live Nation Entertainment, Inc.*	5,475	230,716
LKQ Corporation*	551	20,910
Lowe’s Cos., Inc.	34,277	3,007,807
Lululemon Athletica, Inc.*	8,117	723,387
Macy’s, Inc.	736	21,889
Marriott International, Inc. Class A	619	84,172
Mattel, Inc.	1,029	13,531
McDonald’s Corporation	26,440	4,134,687
Michael Kors Holdings, Ltd.*	280	17,382
Mohawk Industries, Inc.*	80	18,578
Netflix, Inc.*	1,944	574,160
Newell Brands, Inc.	917	23,365
News Corporation Class A	567	8,959

	Shares	Value
NIKE, Inc. Class B	16,221	$1,077,723
Nordstrom, Inc.	287	13,894
Norwegian Cruise Line Holdings, Ltd.*	333	17,639
O’Reilly Automotive, Inc.*	165	40,818
Omnicom Group, Inc.	506	36,771
Pool Corporation	865	126,480
PulteGroup, Inc.	555	16,367
PVH Corporation	138	20,897
Ralph Lauren Corporation	137	15,317
Ross Stores, Inc.	601	46,866
Royal Caribbean Cruises, Ltd.	380	44,741
Starbucks Corporation	48,093	2,784,104
Tapestry, Inc.	641	33,723
Target Corporation	964	66,931
Tiffany & Co.	162	15,821
TimeWarner, Inc.	9,928	938,990
TJX Cos., Inc. (The)	8,541	696,604
Tractor Supply Co.	240	15,125
TripAdvisor, Inc.*	203	8,301
Twenty-First Century Fox, Inc. Class A	2,177	79,874
Twenty-First Century Fox, Inc. Class B	766	27,859
Ulta Beauty, Inc.*	1,144	233,685
Under Armour, Inc. Class A*	210	3,434
Under Armour, Inc. Class C*	211	3,028
VF Corporation	555	41,137
Walt Disney Co. (The)	19,301	1,938,592
Wayfair, Inc. Class A*Δ	1,120	75,634
Whirlpool Corporation	160	24,498
Williams-Sonoma, Inc.Δ	3,610	190,464
WyndhamWorldwide Corporation	229	26,204
Yum! Brands, Inc.	13,566	1,154,874

		32,590,789

Consumer Staples — 5.4%
Archer-Daniels-Midland Co.	1,013	43,934
Campbell Soup Co.Δ	9,998	433,013
Church & Dwight Co., Inc.	9,811	494,082
Clorox Co. (The)	9,533	1,268,938
Coca-Cola Co. (The)	73,219	3,179,901
Colgate-Palmolive Co.	30,394	2,178,642
Conagra Brands, Inc.	599	22,091
Costco Wholesale Corporation	7,692	1,449,404
Coty, Inc. Class A	956	17,495
CVS Health Corporation	2,007	124,855
Dr. Pepper Snapple Group, Inc.	1,566	185,383
Estee Lauder Cos., Inc. (The) Class A	15,779	2,362,432
Flowers Foods, Inc.Δ	19,200	419,712
General Mills, Inc.Δ	56,888	2,563,373
Hershey Co. (The)	14,387	1,423,738
Hormel Foods CorporationΔ	20,100	689,832
Ingredion, Inc.	2,921	376,575
J.M. Smucker Co. (The)	250	31,003
Kellogg Co.	848	55,128
Kimberly-Clark Corporation	5,485	604,063
Kraft Heinz Co. (The)	8,536	531,707

See Notes to Schedules of Investments.	123

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Kroger Co. (The)	1,673	$40,052
McCormick & Co., Inc. (Non-Voting Shares)	9,381	998,045
Mondelez International, Inc. Class A	46,536	1,941,947
Monster Beverage Corporation*	22,638	1,295,120
Nu Skin Enterprises, Inc. Class A	8,245	607,739
PepsiCo, Inc.	58,019	6,332,774
Procter & Gamble Co. (The)	200,565	15,900,793
Sysco Corporation	28,529	1,710,599
Tyson Foods, Inc. Class A	2,758	201,858
Walgreens Boots Alliance, Inc.	1,718	112,477
Walmart, Inc.	79,313	7,056,478

		54,653,183

Energy — 1.1%
Anadarko Petroleum Corporation	970	58,598
Andeavor	259	26,045
Apache Corporation	795	30,592
Baker Hughes a GE Co.	1,193	33,130
Cabot Oil & Gas Corporation	793	19,016
Chevron Corporation	57,181	6,520,921
Cimarex Energy Co.	158	14,773
Concho Resources, Inc.*	225	33,824
ConocoPhillips	2,361	139,984
Devon Energy Corporation	909	28,897
EOG Resources, Inc.	1,122	118,113
EQT Corporation	356	16,914
Exxon Mobil Corporation	22,524	1,680,516
Halliburton Co.	1,400	65,716
Helmerich & Payne, Inc.	350	23,296
Hess Corporation	541	27,385
Kinder Morgan, Inc.	3,440	51,806
Marathon Oil Corporation	1,361	21,953
Marathon Petroleum Corporation	1,025	74,938
National Oilwell Varco, Inc.	635	23,374
Newfield Exploration Co.*	284	6,935
Noble Energy, Inc.	885	26,815
Occidental Petroleum Corporation	26,128	1,697,275
ONEOK, Inc.	903	51,399
Phillips 66	752	72,132
Pioneer Natural Resources Co.	361	62,013
Range Resources Corporation	542	7,881
Valero Energy Corporation	787	73,010
Williams Cos., Inc. (The)	1,532	38,085

		11,045,336

Financials — 7.2%
Affiliated Managers Group, Inc.	93	17,631
Aflac, Inc.	3,194	139,769
Alleghany Corporation	1,248	766,821
Allstate Corporation (The)	34,718	3,291,266
American Express Co.	7,014	654,266
American Financial Group, Inc.	7,038	789,804
American International Group, Inc.	1,829	99,534
Ameriprise Financial, Inc.	269	39,796
Arch Capital Group, Ltd.*	10,160	869,594
Arthur J. Gallagher & Co.	451	30,997
Assurant, Inc.	75	6,856
Bank of America Corporation	18,205	545,968

	Shares	Value
Bank of Hawaii CorporationΔ	4,834	$401,705
Bank of New York Mellon Corporation (The)	75,465	3,888,711
Bank of the Ozarks	11,349	547,816
BB&T Corporation	5,603	291,580
Berkshire Hathaway, Inc. Class B*	3,599	717,929
BlackRock, Inc.	1,580	855,918
Brighthouse Financial, Inc.*	274	14,083
Capital One Financial Corporation	901	86,334
Capitol Federal Financial, Inc.	207,700	2,565,095
Cboe Global Markets, Inc.	16,905	1,928,861
Charles Schwab Corporation (The)	2,042	106,633
Cincinnati Financial Corporation	334	24,803
Citigroup, Inc.	4,997	337,298
Citizens Financial Group, Inc.	836	35,095
CME Group, Inc.	14,026	2,268,565
Comerica, Inc.	302	28,971
Commerce Bancshares, Inc.Δ	20,442	1,224,680
Discover Financial Services	702	50,495
E*TRADE Financial Corporation*	326	18,064
Erie Indemnity Co. Class A	1,090	128,228
Everest Re Group, Ltd.	96	24,655
Fifth Third Bancorp	1,381	43,847
FNF Group	42,598	1,704,772
Franklin Resources, Inc.	2,537	87,983
Goldman Sachs Group, Inc. (The)	615	154,894
Hartford Financial Services Group, Inc. (The)	633	32,612
Huntington Bancshares, Inc.	1,372	20,717
Intercontinental Exchange, Inc.	5,078	368,257
Invesco, Ltd.	816	26,120
JPMorgan Chase & Co.	57,001	6,268,400
KeyCorp	1,880	36,754
Leucadia National Corporation	558	12,683
Lincoln National Corporation	388	28,347
Loews Corporation	373	18,549
M&T Bank Corporation	7,078	1,304,900
Markel Corporation*	1,365	1,597,391
MarketAxess Holdings, Inc.	282	61,318
Marsh & McLennan Cos., Inc.	73,306	6,054,343
Mercury General Corporation	1,173	53,806
MetLife, Inc.	40,946	1,879,012
Moody’s Corporation	247	39,841
Morgan Stanley	2,432	131,231
Nasdaq, Inc.	251	21,641
Navient Corporation	904	11,861
Northern Trust Corporation	11,670	1,203,527
People’s United Financial, Inc.	674	12,577
PNC Financial Services Group, Inc. (The)	52,168	7,889,888
Principal Financial Group, Inc.	631	38,434
ProAssurance CorporationΔ	3,571	173,372
Progressive Corporation (The)	52,269	3,184,750
Prudential Financial, Inc.	855	88,535
Raymond James Financial, Inc.	240	21,458
Regions Financial Corporation	2,436	45,261
S&P Global, Inc.	1,008	192,589
SEI Investments Co.	5,739	429,909

124	See Notes to Schedules of Investments.

	Shares	Value
State Street Corporation	650	$64,825
SunTrust Banks, Inc.	60,660	4,127,306
SVB Financial Group*	1,464	351,375
Synchrony Financial	1,366	45,802
T. Rowe Price Group, Inc.	7,764	838,279
TCF Financial Corporation	1,803	41,126
TFS Financial CorporationΔ	6,114	89,815
Torchmark Corporation	219	18,433
Travelers Cos., Inc. (The)	17,969	2,495,175
U.S. Bancorp	77,431	3,910,266
Unum Group	295	14,045
W.R. Berkley Corporation	6,388	464,408
Wells Fargo & Co.	77,685	4,071,471
White Mountains Insurance Group, Ltd.	33	27,143
XL Group, Ltd.	585	32,327
Zions Bancorporation	159	8,384

		72,637,580

Health Care — 4.6%
Abbott Laboratories	4,948	296,484
AbbVie, Inc.	3,024	286,222
ABIOMED, Inc.*	4,265	1,241,072
Aetna, Inc.	649	109,681
Agilent Technologies, Inc.	577	38,601
Alexion Pharmaceuticals, Inc.*	484	53,947
Align Technology, Inc.*	3,353	842,039
Amgen, Inc.	5,422	924,343
Anthem, Inc.	6,078	1,335,337
Baxter International, Inc.	9,958	647,668
Becton, Dickinson and Co.	3,267	707,959
Biogen, Inc.*	1,618	443,041
Boston Scientific Corporation*	2,122	57,973
Bristol-Myers Squibb Co.	35,892	2,270,169
Cardinal Health, Inc.	3,504	219,631
Celgene Corporation*	1,539	137,294
Centene Corporation*	305	32,595
Cerner Corporation*	527	30,566
Cigna Corporation	4,840	811,862
Cooper Cos., Inc. (The)	88	20,135
Danaher Corporation	6,583	644,542
DaVita, Inc.*	265	17,474
DENTSPLY SIRONA, Inc.	472	23,746
Edwards Lifesciences Corporation*	2,223	310,153
Eli Lilly & Co.	54,536	4,219,450
Exelixis, Inc.*	2,509	55,574
Express Scripts Holding Co.*	1,154	79,718
Gilead Sciences, Inc.	2,517	189,757
HCA Healthcare, Inc.	500	48,500
Henry Schein, Inc.*	273	18,348
Hologic, Inc.*	376	14,047
Humana, Inc.	5,158	1,386,625
IDEXX Laboratories, Inc.*	1,453	278,090
Illumina, Inc.*	3,650	862,933
Incyte Corporation*	346	28,832
Intuitive Surgical, Inc.*	4,719	1,948,145
IQVIA Holdings, Inc.*	250	24,528
Johnson & Johnson	120,867	15,489,106

	Shares	Value
Laboratory Corporation of America Holdings*	237	$38,335
McKesson Corporation	399	56,207
Mettler-Toledo International, Inc.*	1,916	1,101,758
PerkinElmer, Inc.	318	24,079
Quest Diagnostics, Inc.	18,065	1,811,920
Regeneron Pharmaceuticals, Inc.*	143	49,243
ResMed, Inc.	769	75,723
Stryker Corporation	11,752	1,891,132
Thermo Fisher Scientific, Inc.	1,937	399,913
UnitedHealth Group, Inc.	14,480	3,098,720
Universal Health Services, Inc. Class B	174	20,603
Varian Medical Systems, Inc.*	4,093	502,006
Veeva Systems, Inc. Class A*	1,182	86,310
Vertex Pharmaceuticals, Inc.*	5,453	888,730
Waters Corporation*	589	117,005
Zimmer Biomet Holdings, Inc.	334	36,419
Zoetis, Inc.	2,818	235,331

		46,579,621

Industrials — 5.2%
3M Co.	28,851	6,333,371
Acuity Brands, Inc.	114	15,868
Alaska Air Group, Inc.	219	13,569
American Airlines Group, Inc.	801	41,620
AMETEK, Inc.	278	21,120
Arconic, Inc.	719	16,566
Boeing Co. (The)	9,536	3,126,664
C.H. RobinsonWorldwide, Inc.Δ	2,486	232,963
Carlisle Cos., Inc.	299	31,219
Caterpillar, Inc.	1,105	162,855
Cintas CorporationΔ	3,415	582,531
CSX Corporation	1,596	88,913
Cummins, Inc.	798	129,348
Deere & Co.	524	81,388
Delta Air Lines, Inc.	1,312	71,911
Dover Corporation	192	18,858
Emerson Electric Co.	30,304	2,069,763
Equifax, Inc.	234	27,567
Expeditors International of Washington, Inc.	15,263	966,148
Fastenal Co.	9,453	516,039
FedEx Corporation	2,361	566,900
Flowserve Corporation	291	12,609
Fluor Corporation	298	17,052
Fortive Corporation	3,879	300,700
Fortune Brands Home & Security, Inc.	191	11,248
General Dynamics Corporation	5,821	1,285,859
General Electric Co.	17,028	229,537
Harris Corporation	191	30,804
Honeywell International, Inc.	15,834	2,288,171
Huntington Ingalls Industries, Inc.	917	236,366
IHS Markit, Ltd.*	500	24,120
Illinois ToolWorks, Inc.	2,209	346,062
J.B. Hunt Transport Services, Inc.	166	19,447
Jacobs Engineering Group, Inc.	5,477	323,964
Kansas City Southern	154	16,917

See Notes to Schedules of Investments.	125

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
L3 Technologies, Inc.	139	$28,912
Landstar System, Inc.	8,170	895,840
Lockheed Martin Corporation	5,294	1,789,001
Masco Corporation	401	16,216
Norfolk Southern Corporation	14,557	1,976,549
Northrop Grumman Corporation	5,607	1,957,516
PACCAR, Inc.	655	43,341
Parker-Hannifin Corporation	254	43,442
Quanta Services, Inc.*	139	4,775
Raytheon Co.	9,955	2,148,488
Republic Services, Inc.	142,628	9,446,252
Robert Half International, Inc.	7,443	430,875
Rockwell Automation, Inc.	198	34,492
Rockwell Collins, Inc.	275	37,084
Rollins, Inc.	27,873	1,422,359
Roper Technologies, Inc.	165	46,314
Snap-on, Inc.	112	16,524
Southwest Airlines Co.	20,462	1,172,063
Stanley Black & Decker, Inc.	216	33,091
Stericycle, Inc.*	234	13,696
Textron, Inc.	272	16,040
TransDigm Group, Inc.	70	21,486
Union Pacific Corporation	7,318	983,759
United Continental Holdings, Inc.*	462	32,095
United Parcel Service, Inc. Class B	35,659	3,732,071
United Rentals, Inc.*	123	21,246
United Technologies Corporation	6,080	764,986
Verisk Analytics, Inc.*	707	73,528
W.W. Grainger, Inc.	1,062	299,771
Waste Management, Inc.	53,480	4,498,738
Xylem, Inc.	293	22,538

		52,281,125

Information Technology — 6.8%
Activision Blizzard, Inc.	1,339	90,329
Adobe Systems, Inc.*	9,203	1,988,584
Advanced Micro Devices, Inc.*	1,790	17,990
Akamai Technologies, Inc.*	312	22,146
Alliance Data Systems Corporation	101	21,499
Alphabet, Inc. Class A*	3,099	3,214,097
Alphabet, Inc. Class C*	566	583,993
Amdocs, Ltd.	1,249	83,333
Amphenol Corporation Class A	6,664	573,970
Analog Devices, Inc.	634	57,776
ANSYS, Inc.*	1,340	209,965
Apple, Inc.	17,399	2,919,204
Applied Materials, Inc.	35,096	1,951,689
Arista Networks, Inc.*	1,341	342,357
Autodesk, Inc.*	417	52,367
Automatic Data Processing, Inc.	44,382	5,036,469
CA, Inc.	706	23,933
Cadence Design Systems, Inc.*	3,618	133,034
Cisco Systems, Inc.	117,527	5,040,733
Citrix Systems, Inc.*	271	25,149
Cognex Corporation	6,558	340,950
Cognizant Technology Solutions Corporation Class A	9,312	749,616

	Shares	Value
Corning, Inc.	1,580	$44,050
CSRA, Inc.	165	6,803
Dolby Laboratories, Inc. Class A	2,230	141,739
DXC Technology Co.	501	50,366
eBay, Inc.*	1,618	65,108
Electronic Arts, Inc.*	5,542	671,912
F5 Networks, Inc.*	10,306	1,490,351
Facebook, Inc. Class A*	14,614	2,335,171
Fidelity National Information Services, Inc.	549	52,869
Fiserv, Inc.*	7,396	527,409
FLIR Systems, Inc.	20,603	1,030,356
Gartner, Inc.*	125	14,703
Global Payments, Inc.	200	22,304
Hewlett Packard Enterprise Co.	3,316	58,163
HP, Inc.	2,972	65,146
Intel Corporation	51,231	2,668,111
International Business Machines Corporation	9,501	1,457,738
Intuit, Inc.	13,910	2,411,299
IPG Photonics Corporation*	626	146,096
Jack Henry & Associates, Inc.	6,869	830,806
Juniper Networks, Inc.	571	13,892
KLA-Tencor Corporation	1,433	156,211
Lam Research Corporation	290	58,916
Manhattan Associates, Inc.*Δ	1,564	65,500
MasterCard, Inc. Class A	19,423	3,402,133
Maxim Integrated Products, Inc.	91,992	5,539,758
Microchip Technology, Inc.	461	42,117
Micron Technology, Inc.*	2,018	105,219
Microsoft Corporation	57,469	5,245,196
Motorola Solutions, Inc.	226	23,798
National Instruments Corporation	3,760	190,143
NetApp, Inc.	478	29,488
NVIDIA Corporation	5,424	1,256,144
Oracle Corporation	106,166	4,857,095
Paychex, Inc.	21,419	1,319,196
PayPal Holdings, Inc.*	4,104	311,370
Qorvo, Inc.*	254	17,894
QUALCOMM, Inc.	2,850	157,919
Red Hat, Inc.*	1,443	215,743
salesforce.com, Inc.*	1,344	156,307
Skyworks Solutions, Inc.	4,409	442,046
Square, Inc. Class A*Δ	7,887	388,040
Symantec Corporation	1,116	28,849
Synopsys, Inc.*	600	49,944
Teradata Corporation*Δ	2,305	91,439
Teradyne, Inc.	6,864	313,753
Texas Instruments, Inc.	26,098	2,711,321
Total System Services, Inc.	261	22,514
VeriSign, Inc.*	180	21,341
Visa, Inc. Class AΔ	27,599	3,301,392
Western Digital Corporation	642	59,237
Western Union Co. (The)	864	16,615
Xerox Corporation	523	15,052

126	See Notes to Schedules of Investments.

	Shares	Value
Xilinx, Inc.	7,253	$523,957

		68,719,222

Materials — 1.4%
Air Products & Chemicals, Inc.	25,521	4,058,605
Albemarle Corporation	215	19,939
Ball Corporation	452	17,949
Bemis Co., Inc.	78,800	3,429,376
CF Industries Holdings, Inc.	530	19,997
DowDuPont, Inc.	19,440	1,238,522
Eastman Chemical Co.	225	23,756
Ecolab, Inc.	7,513	1,029,807
FMC Corporation	211	16,156
Freeport-McMoRan, Inc.*	2,471	43,415
International Flavors & Fragrances, Inc.	727	99,534
International Paper Co.	30,998	1,656,223
Martin Marietta Materials, Inc.	107	22,181
Monsanto Co.	882	102,921
Mosaic Co. (The)	713	17,312
NewMarket Corporation	540	216,907
Newmont Mining Corporation	1,042	40,711
Nucor Corporation	550	33,599
Packaging Corporation of America	176	19,835
PPG Industries, Inc.	6,926	772,942
Praxair, Inc.	2,271	327,705
Sealed Air Corporation	225	9,628
Sherwin-Williams Co. (The)	2,449	960,302
Vulcan Materials Co.	331	37,790
WestRock Co.	597	38,309

		14,253,421

Real Estate — 1.0%
Alexandria Real Estate Equities, Inc. REIT	172	21,481
American Tower Corporation REIT	16,863	2,450,868
Apartment Investment & Management Co. Class A REIT	481	19,601
AvalonBay Communities, Inc. REIT	351	57,725
Boston Properties, Inc. REIT	6,457	795,632
CBRE Group, Inc. Class A*	534	25,215
Crown Castle International Corporation REIT	826	90,538
Digital Realty Trust, Inc. REIT	362	38,148
Equinix, Inc. REIT	132	55,194
Equity Residential REIT	647	39,868
Essex Property Trust, Inc. REIT	109	26,234
Extra Space Storage, Inc. REIT	205	17,909
Federal Realty Investment Trust REIT	105	12,192
GGP, Inc. REIT	1,253	25,636
HCP, Inc. REIT	1,147	26,645
Host Hotels & Resorts, Inc. REIT	1,879	35,025
Iron Mountain, Inc. REIT	754	24,776
Kimco Realty Corporation REIT	934	13,450
Macerich Co. (The) REIT	275	15,406
Mid-America Apartment Communities, Inc. REIT	202	18,430
Prologis, Inc. REIT	1,007	63,431

	Shares	Value
Public Storage REIT	5,777	$1,157,653
Realty Income Corporation REIT	579	29,952
SBA Communications Corporation REIT*	154	26,322
Simon Property Group, Inc. REIT	677	104,495
SL Green Realty Corporation REIT	174	16,848
UDR, Inc. REIT	300	10,686
Ventas, Inc. REIT	810	40,119
Vornado Realty Trust REIT	299	20,123
Welltower, Inc. REIT	825	44,905
Weyerhaeuser Co. REIT	121,407	4,249,245

		9,573,752

Telecommunication Services — 0.9%
AT&T, Inc.	101,094	3,604,001
CenturyLink, Inc.	2,272	37,329
Verizon Communications, Inc.	115,587	5,527,370

		9,168,700

Utilities — 5.0%
AES Corporation	1,420	16,145
Alliant Energy Corporation	4,100	167,526
Ameren Corporation	32,091	1,817,313
American Electric Power Co., Inc.	29,986	2,056,740
AmericanWaterWorks Co., Inc.	27,426	2,252,497
Aqua America, Inc.	30,479	1,038,115
Atmos Energy Corporation	76,904	6,478,393
CenterPoint Energy, Inc.	11,891	325,813
CMS Energy Corporation	4,189	189,720
Consolidated Edison, Inc.	16,797	1,309,158
Dominion Energy, Inc.	14,558	981,646
DTE Energy Co.	9,627	1,005,059
Duke Energy Corporation	13,455	1,042,359
Edison International	26,786	1,705,197
Entergy Corporation	480	37,814
Eversource Energy	48,678	2,868,108
Exelon Corporation	6,555	255,711
FirstEnergy Corporation	1,116	37,955
NextEra Energy, Inc.	19,758	3,227,074
NiSource, Inc.	15,696	375,291
NRG Energy, Inc.	569	17,372
ONE Gas, Inc.	88,442	5,838,941
PG&E Corporation	9,676	425,067
PinnacleWest Capital Corporation	45,665	3,644,067
PPL Corporation	1,308	37,003
Public Service Enterprise Group, Inc.	37,556	1,886,813
SCANA Corporation	365	13,706
Sempra Energy	543	60,392
Southern Co. (The)	18,676	834,070
Spire, Inc.	69,362	5,014,873
UGI Corporation	34,345	1,525,605
Vectren Corporation	15,475	989,162
WEC Energy Group, Inc.	21,216	1,330,243

See Notes to Schedules of Investments.	127

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Xcel Energy, Inc.	25,599	$1,164,243

		49,969,191

Total Common Stocks (Cost $338,472,988)		421,471,920

FOREIGN COMMON STOCKS — 4.4%
Curacao — 0.6%
Schlumberger, Ltd.	96,492	6,250,752

France — 0.8%
TOTAL SAΔ	140,323	8,043,272

Germany — 0.0%
Siemens Healthineers AG* 144A	10,429	428,601

Ireland — 1.0%
Accenture PLC Class A	18,269	2,804,291
Allegion PLC	156	13,305
Eaton Corporation PLC	916	73,198
Ingersoll-Rand PLC	551	47,116
Johnson Controls International PLC	1,898	66,886
Medtronic PLC	90,782	7,282,532
Pentair PLC	294	20,030
Seagate Technology PLC	660	38,623
Willis TowersWatson PLC	205	31,199

		10,377,180

Japan — 0.1%
Honda Motor Co., Ltd.	28,100	966,552
Toyota Motor Corporation	7,300	468,235

		1,434,787

Jersey — 0.1%
Aptiv PLC	5,196	441,504

Netherlands — 0.2%
LyondellBasell Industries NV Class A	2,581	272,760
Mylan NV*	2,850	117,334
Unilever NV CVA	24,900	1,405,492

		1,795,586

Singapore — 0.0%
Broadcom, Ltd.	787	185,457

Switzerland — 1.1%
Chubb, Ltd.	49,548	6,776,680
Garmin, Ltd.	9,459	557,419
Roche Holding AG	14,900	3,418,017
TE Connectivity, Ltd.	617	61,638

		10,813,754

United Kingdom — 0.5%
Aon PLC	9,318	1,307,595
Nielsen Holdings PLC	803	25,528
Royal Dutch Shell PLC, A SharesΔ	87,400	2,784,319
Smiths Group PLC	18,800	399,902
TechnipFMC PLC	1,083	31,894

		4,549,238

Total Foreign Common Stocks (Cost $41,235,058)		44,320,131

	Shares	Value
PREFERRED STOCKS — 1.3%
Bank of America Corporation,
7.25%,03/28/18 CONV	4,750	$6,124,888
Stanley Black & Decker, Inc.,
5.38%,04/30/18Δ CONV	36,105	4,144,854
Welltower, Inc. REIT,
6.50%,03/28/18Δ CONV	43,485	2,419,505

Total Preferred Stocks (Cost $12,692,613)		12,689,247

MASTER LIMITED PARTNERSHIP — 0.7%
Spectra Energy Partners LP (Cost $8,865,512)	218,572	7,352,762

SYNTHETIC CONVERTIBLE INSTRUMENTS — 0.1%
Goldman Sachs International CONV††† (Cost $1,338,474)	16,700	1,263,909

	Par
CORPORATE BONDS — 24.9%
Advanced Micro Devices, Inc.
2.13%, 09/01/26 CONV	$407,000	596,581
Akamai Technologies, Inc.
0.00%, 02/15/19 CONVΩ	5,064,000	5,203,133
Allscripts Healthcare Solutions, Inc.
1.25%, 07/01/20 CONV	3,894,000	3,920,771
Altaba, Inc.
0.00%, 12/01/18 CONVΩ	967,000	1,353,752
Ares Capital Corporation
3.75%, 02/01/22Δ CONV	4,076,000	4,175,410
Bank of America Corporation
(Variable, ICE LIBOR USD 3M +
2.93%), 5.88%, 03/15/28^	366,000	368,766
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/20 CONV	1,843,000	2,038,819
0.60%, 08/01/24 CONV	2,994,000	2,818,103
Blackstone Mortgage Trust, Inc. REIT
4.75%, 03/15/23Δ CONV	3,860,000	3,810,206
Booking Holdings, Inc.
0.35%, 06/15/20Δ CONV	1,375,000	2,210,968
Chart Industries, Inc.
1.00%, 11/15/24 144A CONV	1,291,000	1,514,916
Chegg, Inc.
0.25%, 05/15/23 144A CONV	990,000	1,019,999
Chesapeake Energy Corporation
5.50%, 09/15/26 CONV	2,103,000	1,821,408
Ciena Corporation
3.75%, 10/15/18 CONV	526,000	694,860

128	See Notes to Schedules of Investments.

	Par	Value
Citigroup, Inc.
(Variable, ICE LIBOR USD 3M + 4.07%),
5.95%, 01/30/23^	$3,245,000	$3,344,459
Citrix Systems, Inc.
0.50%, 04/15/19 CONV	3,500,000	4,616,150
Cypress
Semiconductor Corporation
2.00%, 02/01/23Δ 144A CONV	2,161,000	2,339,283
DexCom, Inc.
0.75%, 05/15/22 144A CONV	2,851,000	2,940,416
DISH Network Corporation
2.38%, 03/15/24 CONV	1,295,000	1,151,632
3.38%, 08/15/26 CONV	3,687,000	3,560,536
Dycom Industries, Inc.
0.75%, 09/15/21 CONV	1,282,000	1,629,086
Electronics For Imaging, Inc.
0.75%, 09/01/19Δ CONV	1,343,000	1,305,260
Empire State Realty OP LP REIT
2.63%, 08/15/19 144A CONV	1,332,000	1,371,536
Envestnet, Inc.
1.75%, 12/15/19 CONV	1,747,000	1,923,010
EuronetWorldwide, Inc.
1.50%, 10/01/44 CONV	997,000	1,180,611
Exact Sciences Corporation
1.00%, 01/15/25 CONV	3,003,000	2,682,844
Extra Space Storage LP REIT
3.13%, 10/01/35 144A CONV	4,345,000	4,846,452
Finisar Corporation
0.50%, 12/15/36 CONV	2,804,000	2,526,149
FireEye, Inc.
1.63%, 06/01/35 CONV	602,000	564,653
General Electric Co.
(Variable, ICE LIBOR USD 3M + 3.33%),
5.00%, 01/21/21Δ^	689,000	682,971
Gogo, Inc.
3.75%, 03/01/20 CONV	1,421,000	1,264,771
Goldman Sachs Group, Inc.
(The) (Variable, ICE LIBOR USD 3M + 3.83%),
5.30%, 11/10/26Δ^	2,516,000	2,528,580
Greenbrier Cos., Inc.
(The)
2.88%, 02/01/24 CONV	1,174,000	1,347,167
HubSpot, Inc.
0.25%, 06/01/22 144A CONV	1,859,000	2,399,502
IAC FinanceCo, Inc.
0.88%, 10/01/22 144A CONV	2,779,000	3,328,961
IH Merger Sub LLC
REIT
3.50%, 01/15/22 CONV	3,620,000	4,053,386
Illumina, Inc.
0.50%, 06/15/21Δ CONV	989,000	1,210,840

	Par	Value
Insulet Corporation
1.38%, 11/15/24 144A CONV	$575,000	$659,537
Integrated Device Technology, Inc.
0.88%, 11/15/22 CONV	2,802,000	3,163,458
Intel Corporation
3.25%, 08/01/39 CONV	215,000	535,205
InterDigital, Inc.
1.50%, 03/01/20 CONV	691,000	802,942
Ionis Pharmaceuticals, Inc.
1.00%, 11/15/21 CONV	535,000	529,883
Jazz Investments I, Ltd.
1.88%, 08/15/21 CONV	3,716,000	3,897,155
LendingTree, Inc.
0.63%, 06/01/22 144A CONV	698,000	1,174,463
Libert Expedia Holdings
1.00%, 06/30/47Δ 144A CONV	2,543,000	2,462,613
Liberty Interactive LLC
1.75%, 09/30/46 144A CONV	1,596,000	1,776,029
Liberty Media Corp-Liberty Formula One
1.00%, 01/30/23 CONV	1,080,000	1,137,869
Liberty Media Corporation
1.38%, 10/15/23 CONV	518,000	596,581
2.25%, 09/30/46 CONV	1,110,000	1,160,688
2.13%, 03/31/48 144A CONV	4,030,000	3,995,342
Live Nation Entertainment, Inc.
2.50%, 03/15/23 144A CONV	3,880,000	3,925,322
Lumentum Holdings, Inc.
0.25%, 03/15/24 CONV	970,000	1,231,616
Macquarie Infrastructure Corporation
2.88%, 07/15/19 CONV	2,070,000	2,057,063
2.00%, 10/01/23? CONV	2,092,000	1,867,110
Marriott Vacations Worldwide Corporation
1.50%, 09/15/22Δ 144A CONV	1,188,000	1,303,145
Medidata Solutions, Inc.
1.00%, 08/01/18 CONV	2,605,000	2,937,210
Meritor, Inc.
3.25%, 10/15/37 144A CONV	2,986,000	3,011,044
Microchip Technology, Inc.
1.63%, 02/15/27 CONV	8,721,000	10,353,763
Micron Technology, Inc.
3.00%, 11/15/43 CONV	540,000	968,978
Molina Healthcare, Inc.
1.63%, 08/15/44 CONV	1,176,000	1,678,978

See Notes to Schedules of Investments.	129

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Nabors Industries, Inc.
0.75%, 01/15/24Δ 144A CONV	$1,048,000	$786,963
National Health Investors, Inc.REIT
3.25%, 04/01/21 CONV	1,406,000	1,544,743
Navistar International Corporation
4.75%, 04/15/19Δ CONV	2,430,000	2,505,918
Neurocrine Biosciences, Inc.
2.25%, 05/15/24 144A CONV	1,566,000	2,055,196
NextEra Energy Partners LP
1.50%, 09/15/20 144A CONV	3,197,000	3,149,035
Nice Systems, Inc.
1.25%, 01/15/24Δ CONV	1,673,000	2,079,204
NRG Yield, Inc.
3.50%, 02/01/19 144A CONV	1,909,000	1,902,049
3.25%, 06/01/20Δ 144A CONV	1,502,000	1,491,124
Nuance Communications, Inc.
1.25%, 04/01/25 CONV	2,406,000	2,380,280
1.00%, 12/15/35 CONV	1,306,000	1,245,271
Nutanix, Inc.
0.00%, 01/15/23 144A CONV	600,000	723,482
NuVasive, Inc.
2.25%, 03/15/21 CONV	3,683,000	4,063,955
Oasis Petroleum, Inc.
2.63%, 09/15/23 CONV	1,189,000	1,230,898
Oil States International, Inc.
1.50%, 02/15/23Δ 144A CONV	622,000	597,993
Okta, Inc.
0.25%, 02/15/23 144A CONV	1,990,000	2,178,453
ON Semiconductor Corporation
1.00%, 12/01/20 CONV	3,075,000	4,403,950
OSI Systems, Inc.
1.25%, 09/01/22 CONV	2,250,000	2,053,125
Pacira Pharmaceuticals, Inc.
2.38%, 04/01/22Δ CONV	1,432,000	1,312,070
PDC Energy, Inc.
1.13%, 09/15/21 CONV	684,000	667,548
Plains All American Pipeline LP
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22Δ^	2,436,000	2,356,830
Proofpoint, Inc.
0.75%, 06/15/20 CONV	2,569,000	3,762,555
Q2 Holdings, Inc.
0.75%, 02/15/23 144A CONV	615,000	631,785
Red Hat, Inc.
0.25%, 10/01/19 CONV	628,000	1,273,014

	Par	Value
RingCentral, Inc.
0.00%, 03/15/23 144A CONVΩ	$400,000	$402,960
Rovi Corporation
0.50%, 03/01/20 CONV	1,678,000	1,633,701
Royal Gold, Inc.
2.88%, 06/15/19Δ CONV	4,892,000	5,167,175
ServiceNow, Inc.
0.00%, 06/01/22 144A CONVΩ	3,505,000	4,660,423
Silicon Laboratories, Inc.
1.38%, 03/01/22 CONV	2,262,000	2,623,920
SM Energy Co.
1.50%, 07/01/21 CONV	336,000	318,864
Spirit Realty Capital, Inc. REIT
2.88%, 05/15/19 CONV	1,321,000	1,316,793
Square, Inc.
0.38%, 03/01/22 CONV	331,000	725,684
Starwood Property Trust, Inc. REIT
4.38%, 04/01/23 CONV	4,436,000	4,480,360
Supernus Pharmaceuticals, Inc.
0.63%, 04/01/23 144A CONV	500,000	533,172
Teradyne, Inc.
1.25%, 12/15/23 CONV	1,406,000	2,147,252
Tesla, Inc.
1.25%, 03/01/21 CONV	3,594,000	3,577,913
Tutor Perini Corporation
2.88%, 06/15/21 CONV	1,864,000	1,973,195
Two Harbors Investment Corporation REIT
6.25%, 01/15/22 CONV	5,404,000	5,657,988
U.S. Bancorp
(Variable, ICE LIBOR USD 3M	2,662,000	2,728,550
+ 2.91%), 5.30%, 04/15/27^
Verint Systems, Inc.
1.50%, 06/01/21 CONV	4,599,000	4,500,168
Wayfair, Inc.
0.38%, 09/01/22 144A CONV	2,391,000	2,276,232
Weatherford International, Ltd.
5.88%, 07/01/21 CONV	2,634,000	2,367,800
Web.com Group, Inc.
1.00%, 08/15/18 CONV	3,350,000	3,333,280
Wells Fargo & Co.
(Variable, ICE LIBOR USD 3M +	3,134,000	3,182,859
3.77%), 5.89%, 06/15/18^
Wells Fargo Bank NA
5.95%, 10/03/18	6,500	671,912
Western Digital Corporation
1.50%, 02/01/24Δ 144A CONV	3,548,000	3,846,266

130	See Notes to Schedules of Investments.

	Par	Value
Workday, Inc.
1.50%, 07/15/20Δ CONV	$21,000	$34,035
0.25%, 10/01/22 144A CONV	4,250,000	4,632,857
Wright Medical Group,Inc.
2.00%, 02/15/20 CONV	3,048,000	3,036,564
Zendesk, Inc.
0.25%, 03/15/23 144A CONV	1,836,000	1,876,392
Zillow Group, Inc.
2.00%, 12/01/21Δ CONV	2,820,000	3,422,439

Total Corporate Bonds (Cost $241,005,118)		251,096,136

FOREIGN BONDS — 2.5%
Canada — 0.2%
Royal Bank of Canada
7.10%, 05/25/18 144A	15,100	874,743
0.00%, 09/07/18 144A CONV	7,600	310,992
0.00%, 09/13/18 144A CONV	6,400	1,080,576

		2,266,311

France — 0.7%
TOTAL SA
0.50%, 12/02/22 CONV	2,600,000	2,714,676
Valeo SA
0.00%, 06/16/21 CONVΩ	1,200,000	1,234,500
Vinci SA
0.38%, 02/16/22 CONV	2,400,000	2,572,056

		6,521,232

Jersey — 0.2%
Ensco Jersey Finance, Ltd.
3.00%, 01/31/24Δ CONV	1,854,000	1,490,152

Netherlands — 0.9%
Morgan Stanley BV
0.00%, 05/04/18†††Ω	5,200	598,754
QIAGEN NV
0.38%, 03/19/19 CONV	1,800,000	2,123,613
Siemens Financieringsmaatschappij NV
1.65%, 08/16/19 CONV	2,500,000	2,784,125
STMicroelectronics NV
0.25%, 07/03/24 CONV	2,600,000	3,231,826

		8,738,318

Switzerland — 0.2%
Credit Suisse AG
0.00%, 07/12/18†††Ω	31,500	1,333,994
0.00%, 08/23/18†††Ω	1,900	406,562
0.00%, 09/07/18†††Ω	1,500	308,044
0.00%, 09/14/18†††Ω	1,800	371,912

		2,420,512

		Par	Value
United Kingdom — 0.3%
Inmarsat PLC
3.88%, 09/09/23 CONV		$3,200,000	$3,280,000

Total Foreign Bonds (Cost $24,313,768)			24,716,525

		Shares
EQUITY-LINKED SECURITIES — 0.1%
L Brands, Inc., Issued by Merrill Lynch & Co., Inc., Maturity Date 7/12/2018		9,900	411,939
Martin Marietta Materials, Inc., Issued by Merrill Lynch & Co., Inc., Maturity Date 8/15/2018		4,600	963,562

Total Equity-Linked Securities (Cost $1,463,392)			1,375,501

MONEY MARKET FUNDS — 5.9%
GuideStone Money Market Fund (Investor Class)¥		30,788,553	30,788,553
Northern Institutional Liquid Assets Portfolio§		27,152,184	27,152,184
Northern Institutional U.S. Government Portfolio		1,429,395	1,429,395

Total Money Market Funds (Cost $59,370,132)			59,370,132

		Par
U.S. TREASURY OBLIGATIONS — 21.1%
U.S. Treasury Bills
1.69%, 06/21/18Ω		$32,680,000	32,557,548
1.20%, 07/19/18Ω		38,410,000	38,209,577
1.46%, 10/11/18Ω		31,940,000	31,625,710
U.S. Treasury Notes
1.00%, 05/15/18		33,820,000	33,793,282
1.25%, 10/31/18		40,000,000	39,832,020
1.50%, 01/31/19		14,500,000	14,427,500
0.75%, 02/15/19		22,100,000	21,842,745

Total U.S. Treasury Obligations (Cost $212,568,558)			212,288,382

TOTAL INVESTMENTS — 102.9% (Cost $941,325,613)			1,035,944,645

Number of Contracts		Notional Amount
WRITTEN OPTIONS — (0.2)%
Call Options — (0.0)%
S&P 500®, Strike
Price $2,710.00, Expires 04/20/18 (MSCS)	(13)	$(3,433,131)	(23,010)
S&P 500®, Strike
Price $2,720.00, Expires 04/25/18 (MSCS)	(11)	(2,904,957)	(13,090)

See Notes to Schedules of Investments.	131

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price
$2,740.00, Expires 04/27/18 (MSCS)	(13)	$(3,433,131)	$(16,250)
S&P 500®, Strike Price
$2,745.00, Expires 04/23/18 (MSCS)	(12)	(3,169,044)	(7,512)
S&P 500®, Strike Price
$2,775.00, Expires 04/16/18 (MSCS)	(12)	(3,169,044)	(3,180)
S&P 500®, Strike Price
$2,790.00, Expires 04/18/18 (MSCS)	(14)	(3,697,218)	(3,500)
S&P 500®, Strike Price
$2,800.00, Expires 04/02/18 (MSCS)	(17)	(4,489,479)	(85)
S&P 500®, Strike Price
$2,815.00, Expires 04/13/18 (MSCS)	(14)	(3,697,218)	(1,470)
S&P 500®, Strike Price
$2,835.00, Expires 04/11/18 (MSCS)	(11)	(2,904,957)	(385)
S&P 500®, Strike Price
$2,850.00, Expires 04/06/18 (MSCS)	(15)	(3,961,305)	(150)
S&P 500®, Strike Price
$2,855.00, Expires 04/09/18 (MSCS)	(12)	(3,169,044)	(300)

			(68,932)

Put Options — (0.2)%
S&P 500®, Strike Price
$2,490.00, Expires 04/20/18 (MSCS)	(71)	(18,750,177)	(81,650)
S&P 500®, Strike Price
$2,490.00, Expires 04/25/18 (MSCS)	(72)	(19,014,264)	(92,880)
S&P 500®, Strike Price
$2,530.00, Expires 04/27/18 (MSCS)	(69)	(18,222,003)	(126,960)

	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price
$2,535.00, Expires 04/23/18 (MSCS)	(67)	$(17,693,829)	$(137,350)
S&P 500®, Strike Price
$2,590.00, Expires 04/16/18 (MSCS)	(68)	(17,957,916)	(144,160)
S&P 500®, Strike Price
$2,615.00, Expires 04/04/18 (MSCS)	(71)	(18,750,177)	(86,265)
S&P 500®, Strike Price
$2,625.00, Expires 04/02/18 (MSCS)	(70)	(18,486,090)	(49,700)
S&P 500®, Strike Price
$2,625.00, Expires 04/18/18 (MSCS)	(72)	(19,014,264)	(248,760)
S&P 500®, Strike Price
$2,670.00, Expires 04/13/18 (MSCS)	(64)	(16,901,568)	(359,680)
S&P 500®, Strike Price
$2,675.00, Expires 04/11/18 (MSCS)	(63)	(16,637,481)	(307,440)
S&P 500®, Strike Price
$2,695.00, Expires 04/09/18 (MSCS)	(62)	(16,373,394)	(378,820)
S&P 500®, Strike Price
$2,700.00, Expires 06/04/18 (MSCS)	(65)	(17,165,655)	(431,210)

			(2,444,875)

Total Written Options
(Premiums received $(1,585,389))			(2,513,807)

Liabilities in Excess of Other Assets — (2.7)%			(26,909,577)

NET ASSETS — 100.0%			$1,006,521,261

Forward Foreign Currency Contracts outstanding at March 31, 2018:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/29/2018	U.S. Dollars	3,110,757	Swiss Francs	2,942,154	CS	$8,724
06/29/2018	U.S. Dollars	1,298,743	Japanese Yen	137,130,390	CS	2,066
06/29/2018	U.S. Dollars	372,705	British Pounds	263,614	MSCS	1,408
06/29/2018	U.S. Dollars	52,647	Japanese Yen	5,559,210	CS	80
06/29/2018	U.S. Dollars	8,257	British Pounds	5,837	MSCS	35

Subtotal Appreciation						$12,313

132	See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/29/2018	U.S. Dollars	93,212	Swiss Francs	88,506	CS	$(103)
06/29/2018	British Pounds	15,143	U.S. Dollars	21,633	MSCS	(304)
06/29/2018	Swiss Francs	67,050	U.S. Dollars	71,375	CS	(681)
06/29/2018	Japanese Yen	5,967,090	U.S. Dollars	57,172	CS	(748)
06/29/2018	U.S. Dollars	11,134,980	Euro	9,005,241	UBS	(22,334)

Subtotal Depreciation						$(24,170)

Total Forward Foreign Currency Contracts outstanding at March 31, 2018						$(11,857)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$421,471,920	$421,471,920	$—	$—
Corporate Bonds	251,096,136	—	251,096,136	—
Equity-Linked Securities	1,375,501	—	1,375,501	—
Foreign Bonds:
Canada	2,266,311	—	2,266,311	—
France	6,521,232	—	6,521,232	—
Jersey	1,490,152	—	1,490,152	—
Netherlands	8,738,318	—	8,139,564	598,754
Switzerland	2,420,512	—	—	2,420,512
United Kingdom	3,280,000	—	3,280,000	—
Foreign Common Stocks:
Curacao	6,250,752	6,250,752	—	—
France	8,043,272	—	8,043,272	—
Germany	428,601	428,601	—	—
Ireland	10,377,180	10,377,180	—	—
Japan	1,434,787	1,434,787	—	—
Jersey	441,504	441,504	—	—
Netherlands	1,795,586	390,094	1,405,492	—
Singapore	185,457	185,457	—	—
Switzerland	10,813,754	7,395,737	3,418,017	—
United Kingdom	4,549,238	1,365,017	3,184,221	—
Master Limited Partnership	7,352,762	7,352,762	—	—
Money Market Funds	59,370,132	59,370,132	—	—
Preferred Stocks	12,689,247	8,544,393	4,144,854	—
Synthetic Convertible Instruments	1,263,909	—	—	1,263,909
U.S. Treasury Obligations	212,288,382	—	212,288,382	—

Total Assets — Investments in Securities	$1,035,944,645	$525,008,336	$506,653,134	$4,283,175

See Notes to Schedules of Investments.	133

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Other Financial Instruments***
Forward Foreign Currency Contracts	$12,313	$—	$12,313	$—

Total Assets — Other Financial Instruments	$12,313	$—	$12,313	$—

Liabilities:
Investments in Securities:
Written Options:
Call Options	$(68,932)	$(68,932)	$—	$—
Put Options	(2,444,875)	(2,444,875)	—	—

Total Liabilities — Investments in Securities	$(2,513,807)	$(2,513,807)	$—	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(24,170)	$—	$(24,170)	$—

Total Liabilities — Other Financial Instruments	$(24,170)	$—	$(24,170)	$—

*** Other financial instruments are derivative instruments, such as forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Forwards Foreign Currency Contracts outstanding” disclosure.

The Fund had securities that transferred from Level 1 to Level 2 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2017 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 2 as of March 31, 2018 is $19,795,954.

There were no transfers between Level 2 and Level 3 during the period ended March 31, 2018.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, mortgage-backed securities and swap agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2018.

134	See Notes to Schedules of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.5%
Consumer Discretionary — 12.0%
Advance Auto Parts, Inc.	2,745	$325,420
Amazon.com, Inc.*	16,783	24,290,707
AutoZone, Inc.*	1,114	722,641
Best Buy Co., Inc.	10,393	727,406
Booking Holdings, Inc.*	2,162	4,497,803
BorgWarner, Inc.	6,279	315,394
CarMax, Inc.*Δ	7,247	448,879
Carnival Corporation	19,642	1,288,122
CBS Corporation Class B (Non-Voting Shares)	15,355	789,094
Charter Communications, Inc. Class A*	8,922	2,776,705
Chipotle Mexican Grill, Inc.*Δ	1,449	468,186
Comcast Corporation Class A	196,067	6,699,609
D.R. Horton, Inc.	12,145	532,437
Darden Restaurants, Inc.	6,841	583,195
Discovery Communications, Inc. Class A*Δ	5,482	117,479
Discovery Communications, Inc. Class C*	15,921	310,778
DISH Network Corporation Class A*	6,703	253,977
Dollar General Corporation	10,512	983,398
Dollar Tree, Inc.*	10,063	954,979
Expedia Group, Inc.	5,070	559,779
Foot Locker, Inc.Δ	5,069	230,842
Ford Motor Co.	184,915	2,048,858
Gap, Inc. (The)	8,085	252,252
General Motors Co.	51,917	1,886,664
Genuine Parts Co.	5,571	500,499
Goodyear Tire & Rubber Co. (The)	7,868	209,131
H&R Block, Inc.	8,300	210,903
Hanesbrands, Inc.Δ	14,216	261,859
Harley-Davidson, Inc.Δ	8,982	385,148
Hasbro, Inc.	4,114	346,810
Hilton Worldwide Holdings, Inc.	7,469	588,258
Home Depot, Inc. (The)	49,131	8,757,109
Interpublic Group of Cos., Inc. (The)	17,812	410,210
Kohl’s CorporationΔ	6,969	456,539
L Brands, Inc.	9,448	361,008
Leggett & Platt, Inc.	4,991	221,401
Lennar Corporation Class A	6,785	399,908
LKQ Corporation*	11,558	438,626
Lowe’s Cos., Inc.	34,920	3,064,230
Macy’s, Inc.	13,402	398,576
Marriott International, Inc. Class A	13,339	1,813,837
Mattel, Inc.Δ	19,187	252,309
McDonald’s Corporation	37,216	5,819,838
Michael Kors Holdings, Ltd.*	4,400	273,152
Mohawk Industries, Inc.*	2,387	554,309
Netflix, Inc.*	17,660	5,215,881
Newell Brands, Inc.	19,676	501,345
News Corporation Class A	13,865	219,067
News Corporation Class B	13,984	225,142
NIKE, Inc. Class B	53,054	3,524,908
Nordstrom, Inc.Δ	4,745	229,705
Norwegian Cruise Line Holdings, Ltd.*	2,630	139,311

	Shares	Value
O’Reilly Automotive, Inc.*	3,583	$886,363
Omnicom Group, Inc.Δ	11,030	801,550
PulteGroup, Inc.Δ	11,415	336,628
PVH Corporation	2,959	448,081
Ralph Lauren Corporation	2,058	230,084
Ross Stores, Inc.	14,955	1,166,191
Royal Caribbean Cruises, Ltd.	7,305	860,091
Starbucks Corporation	64,109	3,711,270
Tapestry, Inc.	10,404	547,354
Target Corporation	23,092	1,603,278
Tiffany & Co.	4,009	391,519
TimeWarner, Inc.	33,191	3,139,205
TJX Cos., Inc. (The)	25,659	2,092,748
Tractor Supply Co.	4,911	309,491
TripAdvisor, Inc.*Δ	4,311	176,277
Twenty-First Century Fox, Inc. Class A	40,561	1,488,183
Twenty-First Century Fox, Inc. Class B	27,297	992,792
Ulta Beauty, Inc.*	2,317	473,294
Under Armour, Inc. Class A*Δ	4,310	70,469
Under Armour, Inc. Class C*Δ	9,410	135,034
VF Corporation	12,323	913,381
Walt Disney Co. (The)	64,463	6,474,664
Whirlpool Corporation	2,806	429,627
WyndhamWorldwide Corporation	4,156	475,571
Yum! Brands, Inc.	15,763	1,341,904

		117,338,672

Consumer Staples — 7.3%
Archer-Daniels-Midland Co.	30,251	1,311,986
Campbell Soup Co.Δ	11,361	492,045
Church & Dwight Co., Inc.	15,616	786,422
Clorox Co. (The)	7,450	991,669
Coca-Cola Co. (The)	210,206	9,129,247
Colgate-Palmolive Co.	44,276	3,173,704
Conagra Brands, Inc.	21,488	792,477
Costco Wholesale Corporation	19,512	3,676,646
Coty, Inc. Class AΔ	30,795	563,548
CVS Health Corporation	42,193	2,624,827
Dr. Pepper Snapple Group, Inc.	15,508	1,835,837
Estee Lauder Cos., Inc. (The) Class A	11,572	1,732,560
General Mills, Inc.Δ	32,471	1,463,143
Hershey Co. (The)	8,923	883,020
Hormel Foods CorporationΔ	15,131	519,296
J.M. Smucker Co. (The)	6,605	819,086
Kellogg Co.Δ	14,617	950,251
Kimberly-Clark Corporation	17,404	1,916,703
Kraft Heinz Co. (The)	35,075	2,184,822
Kroger Co. (The)	40,430	967,894
McCormick & Co., Inc. (Non-Voting Shares)Δ	7,331	779,945
Mondelez International, Inc. Class A	71,270	2,974,097
Monster Beverage Corporation*	21,194	1,212,509
PepsiCo, Inc.	78,326	8,549,283
Procter & Gamble Co. (The)	117,304	9,299,861
Sysco Corporation	25,231	1,512,851
Tyson Foods, Inc. Class A	17,363	1,270,798
Walgreens Boots Alliance, Inc.	36,675	2,401,112

See Notes to Schedules of Investments.	135

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Walmart, Inc.	65,719	$5,847,019

		70,662,658

Energy — 5.2%
Anadarko Petroleum Corporation	23,055	1,392,753
Andeavor	5,815	584,756
Apache CorporationΔ	13,964	537,335
Archrock, Inc.	13	114
Baker Hughes a GE Co.	19,911	552,928
Cabot Oil & Gas CorporationΔ	17,428	417,923
Chevron Corporation	80,403	9,169,158
Cimarex Energy Co.	3,553	332,205
Concho Resources, Inc.*	5,435	817,044
ConocoPhillips	49,195	2,916,772
Devon Energy Corporation	20,640	656,146
EOG Resources, Inc.	23,835	2,509,110
EQT Corporation	6,378	303,019
Exterran Corporation*	6	160
Exxon Mobil Corporation	182,408	13,609,461
Halliburton Co.	37,920	1,779,965
Helmerich & Payne, Inc.	4,961	330,204
Hess CorporationΔ	11,305	572,259
Kinder Morgan, Inc.	89,126	1,342,238
Marathon Oil Corporation	37,078	598,068
Marathon Petroleum Corporation	21,070	1,540,428
National Oilwell Varco, Inc.	16,866	620,837
Newfield Exploration Co.*	7,387	180,390
Noble Energy, Inc.	17,666	535,280
Occidental Petroleum Corporation	34,882	2,265,935
ONEOK, Inc.	16,720	951,702
Phillips 66	18,718	1,795,431
Pioneer Natural Resources Co.	7,424	1,275,295
Range Resources CorporationΔ	6,377	92,722
Valero Energy Corporation	18,837	1,747,508
Williams Cos., Inc. (The)	38,539	958,079

		50,385,225

Financials — 13.9%
Affiliated Managers Group, Inc.	2,010	381,056
Aflac, Inc.	32,064	1,403,121
Allstate Corporation (The)	18,095	1,715,406
American Express Co.	32,417	3,023,858
American International Group, Inc.	41,489	2,257,831
Ameriprise Financial, Inc.	6,100	902,434
Arthur J. Gallagher & Co.	8,294	570,047
Assurant, Inc.	2,341	213,991
Bank of America Corporation	411,658	12,345,623
Bank of New York Mellon Corporation (The)	41,687	2,148,131
BB&T Corporation	31,819	1,655,861
Berkshire Hathaway, Inc. Class B*	78,815	15,722,016
BlackRock, Inc.	4,821	2,611,632
Brighthouse Financial, Inc.*Δ	4,017	206,474
Capital One Financial Corporation	20,675	1,981,078
Cboe Global Markets, Inc.	2,027	231,281
Charles Schwab Corporation (The)	47,906	2,501,651
Cincinnati Financial Corporation	5,441	404,049
Citigroup, Inc.	113,739	7,677,382
Citizens Financial Group, Inc.	19,869	834,101

	Shares	Value
CME Group, Inc.	14,110	$2,282,151
Comerica, Inc.	6,388	612,801
Discover Financial Services	17,665	1,270,643
E*TRADE Financial Corporation*	10,478	580,586
Everest Re Group, Ltd.	1,237	317,686
Fifth Third Bancorp	28,756	913,003
Franklin Resources, Inc.	13,630	472,688
Goldman Sachs Group, Inc. (The)	14,836	3,736,595
Hartford Financial Services Group, Inc. (The)	14,682	756,417
Huntington Bancshares, Inc.	38,337	578,889
Intercontinental Exchange, Inc.	25,255	1,831,493
Invesco, Ltd.	15,292	489,497
JPMorgan Chase & Co.	147,012	16,166,910
KeyCorp	31,726	620,243
Leucadia National Corporation	12,259	278,647
Lincoln National Corporation	8,875	648,407
Loews Corporation	12,502	621,724
M&T Bank Corporation	5,892	1,086,249
Marsh & McLennan Cos., Inc.	23,474	1,938,718
MetLife, Inc.	45,712	2,097,724
Moody’s Corporation	7,521	1,213,137
Morgan Stanley	56,134	3,028,991
Nasdaq, Inc.	4,269	368,073
Navient Corporation	12,116	158,962
Northern Trust Corporation	7,800	804,414
People’s United Financial, Inc.	11,480	214,217
PNC Financial Services Group, Inc. (The)	19,578	2,960,977
Principal Financial Group, Inc.	10,001	609,161
Progressive Corporation (The)	28,774	1,753,200
Prudential Financial, Inc.	17,136	1,774,433
Raymond James Financial, Inc.	2,928	261,792
Regions Financial Corporation	46,314	860,514
S&P Global, Inc.	10,813	2,065,932
State Street Corporation	14,760	1,472,015
SunTrust Banks, Inc.	18,647	1,268,742
SVB Financial Group*	2,215	531,622
Synchrony Financial	34,288	1,149,677
T. Rowe Price Group, Inc.	9,221	995,591
Torchmark Corporation	4,186	352,336
Travelers Cos., Inc. (The)	14,413	2,001,389
U.S. Bancorp	66,172	3,341,686
Unum Group	8,642	411,446
Wells Fargo & Co.	193,144	10,122,677
XL Group, Ltd.	12,627	697,768
Zions BancorporationΔ	7,446	392,627

		134,899,473

Health Care — 12.5%
Abbott Laboratories	83,683	5,014,285
AbbVie, Inc.	71,634	6,780,158
Aetna, Inc.	13,737	2,321,553
Agilent Technologies, Inc.	12,235	818,522
Alexion Pharmaceuticals, Inc.*	10,659	1,188,052
Align Technology, Inc.*	2,249	564,791
Amgen, Inc.	33,367	5,688,406
Anthem, Inc.	11,135	2,446,359

136	See Notes to Schedules of Investments.

	Shares	Value
Baxter International, Inc.	21,452	$1,395,238
Becton, Dickinson and Co.	12,992	2,815,366
Biogen, Inc.*	9,740	2,667,007
Boston Scientific Corporation*	55,711	1,522,025
Bristol-Myers Squibb Co.	91,207	5,768,843
Cardinal Health, Inc.	27,527	1,725,392
Celgene Corporation*	39,390	3,513,982
Centene Corporation*	8,263	883,067
Cerner Corporation*	13,126	761,308
Cigna Corporation	11,444	1,919,617
Cooper Cos., Inc. (The)	1,862	426,044
Danaher Corporation	26,332	2,578,166
DaVita, Inc.*	8,768	578,162
DENTSPLY SIRONA, Inc.	10,241	515,225
Edwards Lifesciences Corporation*	10,109	1,410,408
Eli Lilly & Co.	66,359	5,134,196
Envision Healthcare Corporation*Δ	5,777	222,010
Express Scripts Holding Co.*	26,837	1,853,900
Gilead Sciences, Inc.	57,503	4,335,151
HCA Healthcare, Inc.	12,602	1,222,394
Henry Schein, Inc.*Δ	6,600	443,586
Hologic, Inc.*	11,305	422,355
Humana, Inc.	6,634	1,783,418
IDEXX Laboratories, Inc.*	4,626	885,370
Illumina, Inc.*	5,753	1,360,124
Incyte Corporation*	6,861	571,727
Intuitive Surgical, Inc.*	5,733	2,366,754
IQVIA Holdings, Inc.*	6,151	603,475
Johnson & Johnson	128,547	16,473,298
Laboratory Corporation of America Holdings*	7,436	1,202,773
McKesson Corporation	13,930	1,962,319
Mettler-Toledo International, Inc.*	1,034	594,581
Nektar Therapeutics*	6,743	716,511
PerkinElmer, Inc.Δ	4,105	310,831
Quest Diagnostics, Inc.	9,445	947,333
Regeneron Pharmaceuticals, Inc.*	5,159	1,776,553
ResMed, Inc.	5,693	560,590
Stryker Corporation	14,905	2,398,513
Thermo Fisher Scientific, Inc.	16,321	3,369,634
UnitedHealth Group, Inc.	42,543	9,104,202
Universal Health Services, Inc. Class B	4,474	529,766
Varian Medical Systems, Inc.*	3,565	437,247
Vertex Pharmaceuticals, Inc.*	11,963	1,949,730
Waters Corporation*	3,363	668,060
Zimmer Biomet Holdings, Inc.	8,770	956,281
Zoetis, Inc.	44,839	3,744,505

		122,209,163

Industrials — 9.2%
3M Co.	25,449	5,586,565
Acuity Brands, Inc.Δ	1,643	228,689
Alaska Air Group, Inc.Δ	5,031	311,721
American Airlines Group, Inc.	21,202	1,101,656
AMETEK, Inc.	8,745	664,358
Arconic, Inc.	16,474	379,561

	Shares	Value
Boeing Co. (The)	23,761	$7,790,757
C.H. Robinson Worldwide, Inc.	5,208	488,042
Caterpillar, Inc.	22,730	3,349,947
Cintas CorporationΔ	3,159	538,862
CSX Corporation	35,484	1,976,814
Cummins, Inc.	5,861	950,010
Deere & Co.	11,036	1,714,112
Delta Air Lines, Inc.	31,735	1,739,395
Dover Corporation	5,776	567,319
Emerson Electric Co.	23,868	1,630,184
Equifax, Inc.	5,167	608,724
Expeditors International of Washington, Inc.	6,818	431,579
Fastenal Co.	10,759	587,334
FedEx Corporation	9,248	2,220,537
Flowserve CorporationΔ	4,858	210,497
Fluor Corporation	5,110	292,394
Fortive Corporation	11,111	861,325
Fortune Brands Home & Security, Inc.	5,687	334,907
General Dynamics Corporation	12,421	2,743,799
General Electric Co.	365,050	4,920,874
Harris Corporation	4,630	746,726
Honeywell International, Inc.	32,545	4,703,078
IHS Markit, Ltd.*	13,436	648,153
Illinois ToolWorks, Inc.	12,023	1,883,523
J.B. Hunt Transport Services, Inc.	3,269	382,963
Jacobs Engineering Group, Inc.	4,647	274,870
Kansas City Southern	4,046	444,453
L3 Technologies, Inc.	2,814	585,312
Lockheed Martin Corporation	11,810	3,990,953
Masco Corporation	12,522	506,390
Norfolk Southern Corporation	12,103	1,643,345
Northrop Grumman Corporation	7,900	2,758,048
PACCAR, Inc.	12,988	859,416
Parker-Hannifin Corporation	5,009	856,689
Quanta Services, Inc.*	5,431	186,555
Raytheon Co.	13,849	2,988,891
Republic Services, Inc.	10,528	697,270
Robert Half International, Inc.	4,920	284,819
Rockwell Automation, Inc.	4,778	832,328
Rockwell Collins, Inc.	5,668	764,330
Roper Technologies, Inc.	4,043	1,134,830
Snap-on, Inc.Δ	2,136	315,145
Southwest Airlines Co.	25,802	1,477,939
Stanley Black & Decker, Inc.	5,530	847,196
Stericycle, Inc.*Δ	3,095	181,150
Textron, Inc.	9,853	581,031
TransDigm Group, Inc.	1,980	607,741
Union Pacific Corporation	34,517	4,640,120
United Continental Holdings, Inc.*	12,532	870,598
United Parcel Service, Inc. Class B	26,728	2,797,353
United Rentals, Inc.*	3,295	569,145
United Technologies Corporation	32,471	4,085,501
Verisk Analytics, Inc.*	6,962	724,048
W.W. Grainger, Inc.	2,114	596,719
Waste Management, Inc.	18,003	1,514,412

See Notes to Schedules of Investments.	137

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Xylem, Inc.	6,524	$501,826

		89,712,828

Information Technology — 23.2%
Activision Blizzard, Inc.	30,256	2,041,070
Adobe Systems, Inc.*	21,069	4,552,589
Advanced Micro Devices, Inc.*Δ	29,779	299,279
Akamai Technologies, Inc.*	6,606	468,894
Alliance Data Systems Corporation	2,399	510,651
Alphabet, Inc. Class A*	11,795	12,233,066
Alphabet, Inc. Class C*	13,472	13,900,275
Amphenol Corporation Class A	11,410	982,743
Analog Devices, Inc.	14,340	1,306,804
ANSYS, Inc.*	3,168	496,394
Apple, Inc.	216,363	36,301,384
Applied Materials, Inc.	42,064	2,339,179
Autodesk, Inc.*	8,418	1,057,132
Automatic Data Processing, Inc.	19,488	2,211,498
CA, Inc.	15,066	510,737
Cadence Design Systems, Inc.*	11,000	404,470
Cisco Systems, Inc.	214,566	9,202,736
Citrix Systems, Inc.*	6,597	612,202
Cognizant Technology Solutions Corporation Class A	24,536	1,975,148
Corning, Inc.	39,819	1,110,154
CSRA, Inc.	4,813	198,440
DXC Technology Co.	11,080	1,113,872
eBay, Inc.*	39,141	1,575,034
Electronic Arts, Inc.*	12,894	1,563,269
F5 Networks, Inc.*	2,480	358,633
Facebook, Inc. Class A*	99,066	15,829,756
Fidelity National Information Services, Inc.	13,923	1,340,785
Fiserv, Inc.*	18,144	1,293,849
FLIR Systems, Inc.	5,180	259,052
Gartner, Inc.*Δ	3,738	439,664
Global Payments, Inc.	6,298	702,353
Hewlett Packard Enterprise Co.	71,981	1,262,547
HP, Inc.	76,485	1,676,551
Intel Corporation	198,349	10,330,016
International Business Machines Corporation	37,622	5,772,343
Intuit, Inc.	10,186	1,765,743
Juniper Networks, Inc.	15,019	365,412
KLA-Tencor Corporation	5,691	620,376
Lam Research Corporation	6,401	1,300,427
MasterCard, Inc. Class A	40,518	7,097,133
Microchip Technology, Inc.Δ	8,808	804,699
Micron Technology, Inc.*	44,279	2,308,707
Microsoft Corporation	322,078	29,396,059
Motorola Solutions, Inc.	7,482	787,855
NetApp, Inc.	13,528	834,542
NVIDIA Corporation	25,436	5,890,723
Oracle Corporation	127,291	5,823,563
Paychex, Inc.	13,864	853,884
PayPal Holdings, Inc.*	47,900	3,634,173
Qorvo, Inc.*	4,807	338,653
QUALCOMM, Inc.	62,704	3,474,429
Red Hat, Inc.*	7,540	1,127,305

	Shares	Value
salesforce.com, Inc.*	29,161	$3,391,424
Skyworks Solutions, Inc.	6,957	697,509
Symantec Corporation	25,974	671,428
Synopsys, Inc.*	5,492	457,154
Take-Two Interactive Software, Inc.*	4,792	468,562
Texas Instruments, Inc.	40,373	4,194,351
Total System Services, Inc.	6,366	549,131
VeriSign, Inc.*Δ	3,542	419,939
Visa, Inc. Class AΔ	79,198	9,473,665
Western Digital Corporation	12,943	1,194,251
Western Union Co. (The)Δ	21,787	418,964
Xerox Corporation	11,464	329,934
Xilinx, Inc.	9,444	682,235

		225,604,799

Materials — 2.7%
Air Products & Chemicals, Inc.	10,593	1,684,605
Albemarle CorporationΔ	5,038	467,224
Avery Dennison Corporation	3,272	347,650
Ball CorporationΔ	10,346	410,840
CF Industries Holdings, Inc.	10,281	387,902
DowDuPont, Inc.	99,454	6,336,214
Eastman Chemical Co.	7,141	753,947
Ecolab, Inc.	14,446	1,980,113
FMC Corporation	5,397	413,248
Freeport-McMoRan, Inc.*	54,122	950,924
International Flavors & Fragrances, Inc.	3,799	520,121
International Paper Co.Δ	16,786	896,876
Martin Marietta Materials, Inc.	2,361	489,435
Monsanto Co.	20,554	2,398,446
Mosaic Co. (The)	16,259	394,769
Newmont Mining Corporation	23,284	909,706
Nucor Corporation	11,797	720,679
Packaging Corporation of America	3,120	351,624
PPG Industries, Inc.	12,109	1,351,364
Praxair, Inc.	13,550	1,955,265
Sealed Air CorporationΔ	10,710	458,281
Sherwin-Williams Co. (The)	3,388	1,328,503
Vulcan Materials Co.	4,979	568,452
WestRock Co.	9,470	607,690

		26,683,878

Real Estate — 2.6%
Alexandria Real Estate Equities, Inc. REIT	3,214	401,396
American Tower Corporation REIT	16,945	2,462,786
Apartment Investment & Management Co. Class A REIT	5,951	242,503
AvalonBay Communities, Inc. REIT	5,872	965,709
Boston Properties, Inc. REIT	5,686	700,629
CBRE Group, Inc. Class A*	10,731	506,718
Crown Castle International Corporation REIT	17,114	1,875,866
Digital Realty Trust, Inc. REIT	7,642	805,314
Duke Realty Corporation REIT	8,002	211,893
Equinix, Inc. REIT	3,607	1,508,231
Equity Residential REIT	13,641	840,558
Essex Property Trust, Inc. REIT	2,756	663,314

138	See Notes to Schedules of Investments.

	Shares	Value
Extra Space Storage, Inc. REIT	4,684	$409,194
Federal Realty Investment Trust REIT	2,600	301,886
GGP, Inc. REIT	26,486	541,904
HCP, Inc. REIT	20,825	483,765
Host Hotels & Resorts, Inc. REIT	27,531	513,178
Iron Mountain, Inc. REIT	8,763	287,952
Kimco Realty Corporation REIT	15,470	222,768
Macerich Co. (The) REITΔ	4,614	258,476
Mid-America Apartment Communities, Inc. REIT	4,060	370,434
Prologis, Inc. REIT	20,574	1,295,956
Public Storage REIT	6,469	1,296,323
Realty Income Corporation REITΔ	10,378	536,854
Regency Centers Corporation REIT	4,321	254,853
SBA Communications Corporation REIT*	4,700	803,324
Simon Property Group, Inc. REIT	13,751	2,122,467
SL Green Realty Corporation REIT	3,720	360,208
UDR, Inc. REIT	11,107	395,631
Ventas, Inc. REIT	21,311	1,055,534
Vornado Realty Trust REITΔ	6,562	441,623
Welltower, Inc. REIT	16,760	912,247
Weyerhaeuser Co. REIT	29,262	1,024,170

		25,073,664

Telecommunication Services — 1.9%
AT&T, Inc.	255,134	9,095,527
CenturyLink, Inc.	51,057	838,867
Verizon Communications, Inc.	173,394	8,291,701

		18,226,095

Utilities — 3.0%
AES Corporation	24,428	277,746
Alliant Energy Corporation	6,500	265,590
Ameren Corporation	9,053	512,672
American Electric Power Co., Inc.	22,632	1,552,329
AmericanWater Works Co., Inc.	8,825	724,797
CenterPoint Energy, Inc.	17,352	475,445
CMS Energy Corporation	10,396	470,835
Consolidated Edison, Inc.	13,128	1,023,196
Dominion Energy, Inc.	29,917	2,017,303
DTE Energy Co.	9,262	966,953
Duke Energy Corporation	33,572	2,600,823
Edison International	14,723	937,266
Entergy Corporation	9,511	749,277
Eversource Energy	11,754	692,546
Exelon Corporation	42,619	1,662,567
FirstEnergy Corporation	24,029	817,226
NextEra Energy, Inc.	23,020	3,759,857
NiSource, Inc.	23,079	551,819
NRG Energy, Inc.	11,763	359,124
PG&E Corporation	22,213	975,817
PinnacleWest Capital Corporation	4,108	327,819
PPL Corporation	26,453	748,355
Public Service Enterprise Group, Inc.	20,147	1,012,185

	Shares	Value
SCANA CorporationΔ	5,221	$196,049
Sempra EnergyΔ	11,379	1,265,572
Southern Co. (The)	49,020	2,189,233
WEC Energy Group, Inc.	18,016	1,129,603
Xcel Energy, Inc.Δ	21,338	970,452

		29,232,456

Total Common Stocks (Cost $576,199,575)		910,028,911

FOREIGN COMMON STOCKS — 3.6%
Curacao — 0.4%
Schlumberger, Ltd.	63,085	4,086,646

Ireland — 1.6%
Accenture PLC Class A	26,318	4,039,813
Allegion PLC	3,479	296,724
Eaton Corporation PLC	17,773	1,420,241
Ingersoll-Rand PLC	9,510	813,200
Johnson Controls International PLC	37,810	1,332,424
Medtronic PLC	59,491	4,772,368
Pentair PLC	6,692	455,926
Seagate Technology PLC	16,681	976,172
Willis Towers Watson PLC	6,037	918,771

		15,025,639

Jersey — 0.1%
Aptiv PLC	10,057	854,543

Netherlands — 0.3%
LyondellBasell Industries NV Class A	13,989	1,478,358
Mylan NV*	42,790	1,761,664

		3,240,022

Singapore — 0.4%
Broadcom, Ltd.	16,977	4,000,630

Switzerland — 0.5%
Chubb, Ltd.	23,356	3,194,400
Garmin, Ltd.	4,430	261,060
TE Connectivity, Ltd.	13,229	1,321,577

		4,777,037

United Kingdom — 0.3%
Aon PLC	11,629	1,631,898
Nielsen Holdings PLC	15,059	478,726
TechnipFMC PLC	23,072	679,470

		2,790,094

Total Foreign Common Stocks (Cost $27,157,325)		34,774,611

MONEY MARKET FUNDS — 2.9%
GuideStone Money Market Fund (Investor Class)¥	25,995,936	25,995,936
Northern Institutional Liquid Assets Portfolio§	1,780,125	1,780,125

See Notes to Schedules of Investments.	139

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Northern Institutional U.S. Government Portfolio	241,226	$241,226

Total Money Market Funds (Cost $28,017,287)		28,017,287

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
1.42%, 06/07/18Ω‡‡ (Cost $897,628)	$900,000	897,266

TOTAL INVESTMENTS — 100.1% (Cost $632,271,815)		973,718,075
Liabilities in Excess of Other Assets — (0.1)%		(1,030,483)

NET ASSETS — 100.0%		$972,687,592

Futures Contracts outstanding at March 31, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2018	200	$26,430,000	GSC	$(914,583)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$910,028,911	$910,028,911	$—	$—
Foreign Common Stocks	34,774,611	34,774,611	—	—
Money Market Funds	28,017,287	28,017,287	—	—
U.S. Treasury Obligation	897,266	—	897,266	—

Total Assets — Investments in Securities	$973,718,075	$972,820,809	$897,266	$—

Liabilities:
Other Financial Instruments***
Future Contracts	$(914,583)	$(914,583)	$—	$—

Total Liabilities — Other Financial Instruments	$(914,583)	$(914,583)	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2018.

140	See Notes to Schedules of Investments.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS — 89.4%
Consumer Discretionary — 8.3%
Aaron’s, Inc.	27,460	$1,279,636
American Eagle Outfitters, Inc.	75,851	1,511,710
Carnival Corporation	11,598	760,597
Charter Communications, Inc. Class A*	2,551	793,922
Comcast Corporation Class A	668,183	22,831,813
Dana, Inc.	358,884	9,244,852
DISH Network Corporation Class A*	773	29,289
Dollar General Corporation	138,600	12,966,030
Ford Motor Co.	104,691	1,159,976
Gap, Inc. (The)	16,951	528,871
General Motors Co.	172,028	6,251,498
Hilton Grand Vacations, Inc.*	45,651	1,963,906
John Wiley & Sons, Inc. Class A	22,303	1,420,701
Lear Corporation	25,338	4,715,148
Lennar Corporation Class A	166,851	9,834,198
Lennar Corporation Class B	3,259	155,422
Lowe’s Cos., Inc.	137,500	12,065,625
Michael Kors Holdings, Ltd.*	33,715	2,093,027
News Corporation Class A	171,124	2,703,759
PulteGroup, Inc.Δ	136,016	4,011,112
Tapestry, Inc.	122,793	6,460,140
Target Corporation	16,119	1,119,142
Tenneco, Inc.	45,842	2,515,351
TimeWarner, Inc.	22,458	2,124,078
Toll Brothers, Inc.	29,341	1,268,998
Twenty-First Century Fox, Inc. Class A	283,203	10,390,718
Twenty-First Century Fox, Inc. Class B	23,442	852,586
Urban Outfitters, Inc.*	15,289	565,082
Walt Disney Co. (The)	14,810	1,487,516

		123,104,703

Consumer Staples — 5.3%
Archer-Daniels-Midland Co.	13,922	603,797
Coca-Cola Co. (The)	39,583	1,719,090
Colgate-Palmolive Co.	26,729	1,915,935
CVS Health Corporation	182,699	11,365,705
General Mills, Inc.Δ	8,354	376,431
Hershey Co. (The)	30,223	2,990,868
Ingredion, Inc.	41,063	5,293,842
Kimberly-Clark Corporation	4,174	459,683
Kraft Heinz Co. (The)	24,139	1,503,618
Kroger Co. (The)	17,815	426,491
Lamb Weston Holdings, Inc.	30,403	1,770,063
Mondelez International, Inc. Class A	45,733	1,908,438
Nu Skin Enterprises, Inc. Class A	55,666	4,103,141
PepsiCo, Inc.	128,529	14,028,940
Performance Food Group Co.*	12,923	385,752
Pilgrim’s Pride Corporation*	18,975	466,975
Procter & Gamble Co. (The)	161,662	12,816,563
Sanderson Farms, Inc.Δ	15,661	1,863,972
US Foods Holding Corporation*	98,959	3,242,886
Walgreens Boots Alliance, Inc.	22,290	1,459,326

	Shares	Value
Walmart, Inc.	109,428	$9,735,809

		78,437,325

Energy — 8.9%
Anadarko Petroleum Corporation	15,980	965,352
Andeavor	30,544	3,071,505
Baker Hughes a GE Co.	240,989	6,692,265
Chevron Corporation	213,754	24,376,506
ConocoPhillips	331,163	19,634,654
EOG Resources, Inc.	15,036	1,582,840
Exxon Mobil Corporation	293,476	21,896,244
Halliburton Co.	9,436	442,926
Kinder Morgan, Inc.	62,289	938,072
Marathon Petroleum Corporation	91,894	6,718,370
Newfield Exploration Co.*	120,900	2,952,378
Occidental Petroleum Corporation	222,553	14,457,043
PBF Energy, Inc. Class A	43,107	1,461,327
Phillips 66	164,951	15,822,100
Pioneer Natural Resources Co.	4,778	820,765
Southwestern Energy Co.*Δ	283,275	1,226,581
Valero Energy Corporation	91,016	8,443,554
World Fuel Services Corporation	36,318	891,607

		132,394,089

Financials — 24.2%
Aflac, Inc.	20,168	882,552
Allstate Corporation (The)	75,814	7,187,167
Ally Financial, Inc.	188,776	5,125,268
American Express Co.	165,532	15,440,825
American International Group, Inc.	291,110	15,842,206
Ameriprise Financial, Inc.	20,322	3,006,437
Bank of America Corporation	1,201,852	36,043,541
Bank of New York Mellon Corporation (The)	107,920	5,561,118
BankUnited, Inc.	38,056	1,521,479
BB&T Corporation	21,205	1,103,508
Berkshire Hathaway, Inc. Class B*	61,006	12,169,477
BlackRock, Inc.	3,611	1,956,151
Brighthouse Financial, Inc.*Δ	2,230	114,622
Capital One Financial Corporation	13,686	1,311,393
Charles Schwab Corporation (The)	7,924	413,791
Citigroup, Inc.	421,651	28,461,442
Citizens Financial Group, Inc.	138,396	5,809,864
CME Group, Inc.	10,271	1,661,232
CNO Financial Group, Inc.Δ	131,413	2,847,720
Discover Financial Services	38,539	2,772,110
E*TRADE Financial Corporation*	19,680	1,090,469
FirstCash, Inc.	3,286	266,988
Franklin Resources, Inc.	7,451	258,401
Goldman Sachs Group, Inc. (The)	22,755	5,731,074
Hartford Financial Services Group, Inc. (The)	160,075	8,247,064
Intercontinental Exchange, Inc.	151,354	10,976,192
Invesco, Ltd.	123,400	3,950,034
JPMorgan Chase & Co.	467,338	51,393,160
Lazard, Ltd. Class A	62,819	3,301,767
Leucadia National Corporation	208,473	4,738,591

See Notes to Schedules of Investments.	141

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Lincoln National Corporation	75,169	$5,491,847
LPL Financial Holdings, Inc.	32,864	2,007,004
MetLife, Inc.	91,909	4,217,704
MGIC Investment Corporation*	149,805	1,947,465
Morgan Stanley	86,431	4,663,817
Navient Corporation	106,241	1,393,882
New York Community Bancorp, Inc.	293,200	3,820,396
Old Republic International Corporation	165,423	3,548,323
PNC Financial Services Group, Inc. (The)	13,405	2,027,372
Prudential Financial, Inc.	75,470	7,814,919
Radian Group, Inc.	86,096	1,639,268
Reinsurance Group of America, Inc.	34,601	5,328,554
S&P Global, Inc.	26,503	5,063,663
State Street Corporation	96,577	9,631,624
Synchrony Financial	184,589	6,189,269
Synovus Financial Corporation	89,560	4,472,626
TCF Financial Corporation	15,323	349,518
Travelers Cos., Inc. (The)	9,612	1,334,722
U.S. Bancorp	47,105	2,378,803
Unum Group	72,303	3,442,346
Voya Financial, Inc.	56,458	2,851,129
Wells Fargo & Co.	429,581	22,514,340
XL Group, Ltd.	138,613	7,659,754
Zions BancorporationΔ	171,700	9,053,741

		358,027,729

Health Care — 11.9%
Abbott Laboratories	70,686	4,235,505
Aetna, Inc.	7,453	1,259,557
Agilent Technologies, Inc.	59,270	3,965,163
Alexion Pharmaceuticals, Inc.*	3,145	350,542
Amgen, Inc.	19,929	3,397,496
Anthem, Inc.	53,891	11,839,853
Baxter International, Inc.	118,523	7,708,736
Biogen, Inc.*	6,879	1,883,608
Bristol-Myers Squibb Co.	137,201	8,677,963
Bruker Corporation	64,175	1,920,116
Cardinal Health, Inc.	284,800	17,851,264
Catalent, Inc.*	31,807	1,305,995
Centene Corporation*	65,800	7,032,046
Cigna Corporation	3,574	599,503
Danaher Corporation	22,347	2,187,995
Eli Lilly & Co.	69,122	5,347,969
Exelixis, Inc.*	45,934	1,017,438
Express Scripts Holding Co.*	182,775	12,626,097
Gilead Sciences, Inc.	152,708	11,512,656
Haemonetics Corporation*	22,704	1,661,025
HCA Healthcare, Inc.	11,675	1,132,475
Humana, Inc.	15,773	4,240,256
Impax Laboratories, Inc.*Δ	154,900	3,012,805
Johnson & Johnson	288,923	37,025,482
Ligand Pharmaceuticals, Inc.*Δ	7,911	1,306,581
McKesson Corporation	11,360	1,600,283
Molina Healthcare, Inc.*Δ	53,800	4,367,484
Thermo Fisher Scientific, Inc.	7,062	1,458,020
UnitedHealth Group, Inc.	47,800	10,229,200

	Shares	Value
WellCare Health Plans, Inc.*	3,313	$641,496
Zoetis, Inc.	65,047	5,432,075

		176,826,684

Industrials — 7.7%
Caterpillar, Inc.	693	102,134
CSX Corporation	2,379	132,534
Cummins, Inc.	26,122	4,234,115
Delta Air Lines, Inc.	123,373	6,762,074
EMCOR Group, Inc.	5,409	421,523
Emerson Electric Co.	15,206	1,038,570
Fluor Corporation	38,700	2,214,414
General Dynamics Corporation	38,627	8,532,704
General Electric Co.	1,166,486	15,724,231
Honeywell International, Inc.	11,465	1,656,807
Huntington Ingalls Industries, Inc.	12,004	3,094,151
Lockheed Martin Corporation	2,178	736,012
ManpowerGroup, Inc.	40,060	4,610,906
Masco Corporation	74,005	2,992,762
Norfolk Southern Corporation	42,414	5,758,973
Oshkosh Corporation	21,518	1,662,696
Owens Corning	53,439	4,296,496
Raytheon Co.	6,390	1,379,090
Robert Half International, Inc.	58,296	3,374,755
Ryder System, Inc.	44,543	3,242,285
Southwest Airlines Co.	65,965	3,778,475
Spirit AeroSystems Holdings, Inc. Class A	19,473	1,629,890
Terex CorporationΔ	165,060	6,174,895
Textron, Inc.	234,903	13,852,230
Union Pacific Corporation	2,250	302,468
United Technologies Corporation	130,761	16,452,349
Waste Management, Inc.	3,656	307,543

		114,465,082

Information Technology — 11.8%
Amkor Technology, Inc.*	93,364	945,777
Applied Materials, Inc.	54,064	3,006,499
Aspen Technology, Inc.*	57,685	4,550,770
Cadence Design Systems, Inc.*	87,680	3,223,994
Cisco Systems, Inc.	473,200	20,295,548
Citrix Systems, Inc.*	17,292	1,604,698
Cognizant Technology Solutions Corporation Class A	7,314	588,777
Corning, Inc.	340,117	9,482,462
Cypress Semiconductor CorporationΔ	683,200	11,587,072
eBay, Inc.*	29,016	1,167,604
F5 Networks, Inc.*	11,246	1,626,284
First Data Corporation Class A*	340,200	5,443,200
Hewlett Packard Enterprise Co.	180,873	3,172,512
HP, Inc.	81,784	1,792,705
Intel Corporation	247,597	12,894,852
International Business Machines Corporation	9,466	1,452,368
Intuit, Inc.	16,596	2,876,917
Jabil, Inc.	76,596	2,200,603
Micron Technology, Inc.*	49,783	2,595,686
Microsoft Corporation	181,219	16,539,858

142	See Notes to Schedules of Investments.

	Shares	Value
ON Semiconductor Corporation*	243,536	$5,956,890
Oracle Corporation	365,895	16,739,696
QUALCOMM, Inc.	197,365	10,935,995
Synopsys, Inc.*	43,580	3,627,599
Texas Instruments, Inc.	104,200	10,825,338
VeriSign, Inc.*Δ	39,288	4,657,985
Vishay Intertechnology, Inc.Δ	136,252	2,534,287
Western Digital Corporation	137,054	12,645,973

		174,971,949

Materials — 3.2%
Air Products & Chemicals, Inc.	89,455	14,226,029
Alcoa Corporation*	33,062	1,486,467
Cabot Corporation	40,393	2,250,698
Celanese Corporation Series A	7,024	703,875
Chemours Co. (The)	16,894	822,907
Domtar Corporation	3,706	157,653
DowDuPont, Inc.	254,198	16,194,955
Freeport-McMoRan, Inc.*	385,431	6,772,023
Louisiana-Pacific Corporation	63,736	1,833,685
PPG Industries, Inc.	443	49,439
Praxair, Inc.	1,107	159,740
Trinseo SA	30,530	2,260,746

		46,918,217

Real Estate — 1.9%
CBRE Group, Inc. Class A*	129,409	6,110,693
Equity Residential REIT	8,784	541,270
Hospitality Properties Trust REIT	85,787	2,173,843
Jones Lang LaSalle, Inc.	79,519	13,887,198
Park Hotels & Resorts, Inc. REITΔ	79,289	2,142,389
Realogy Holdings CorporationΔ	21,230	579,154
Ryman Hospitality Properties, Inc. REIT	30,981	2,399,478
Simon Property Group, Inc. REIT	1,000	154,350

		27,988,375

Telecommunication Services — 2.9%
AT&T, Inc.	496,039	17,683,790
Sprint Corporation*Δ	23,091	112,684
Telephone & Data Systems, Inc.	90,307	2,531,305
T-Mobile US, Inc.*	4,652	283,958
Verizon Communications, Inc.	476,202	22,771,980

		43,383,717

Utilities — 3.3%
AES Corporation	875,589	9,955,447
American Electric Power Co., Inc.	66,901	4,588,740
Dominion Energy, Inc.	22,336	1,506,117
Duke Energy Corporation	23,368	1,810,319
Entergy Corporation	67,631	5,327,970
Exelon Corporation	149,247	5,822,125
NextEra Energy, Inc.	15,442	2,522,142
PG&E Corporation	17,398	764,294
PinnacleWest Capital Corporation	6,775	540,645
Portland General Electric Co.	77,742	3,149,328
Public Service Enterprise Group, Inc.	166,561	8,368,025

	Shares	Value
Southern Co. (The)	33,514	$1,496,735
Southwest Gas Holdings, Inc.	34,281	2,318,424

		48,170,311

Total Common Stocks (Cost $1,053,844,083)		1,324,688,181

FOREIGN COMMON STOCKS — 8.0%
Canada — 0.2%
Norbord, Inc.	37,396	1,358,597
Valeant Pharmaceuticals International, Inc.*Δ	80,091	1,275,049

		2,633,646

Curacao — 0.2%
Schlumberger, Ltd.	40,618	2,631,234

France — 0.6%
Sanofi ADRΔ	238,600	9,563,088

Ireland — 3.5%
Adient PLCΔ	82,561	4,933,845
Eaton Corporation PLC	11,646	930,632
Jazz Pharmaceuticals PLC*	12,095	1,826,224
Johnson Controls International PLC	514,995	18,148,424
Mallinckrodt PLC*Δ	45,385	657,175
Medtronic PLC	261,641	20,988,841
Pentair PLC	66,864	4,555,444

		52,040,585

Israel — 0.1%
Taro Pharmaceutical Industries, Ltd.*Δ	12,207	1,205,319

Netherlands — 0.8%
Fiat Chrysler Automobiles NV*	71,933	1,476,065
Koninklijke Philips NV	86,700	3,321,477
LyondellBasell Industries NV Class A	47,300	4,998,664
Mylan NV*	55,630	2,290,287
NXP Semiconductor NV*	4,622	540,774

		12,627,267

Singapore — 0.3%
Broadcom, Ltd.	16,500	3,888,225

Switzerland — 0.1%
Chubb, Ltd.	16,308	2,230,445

United Kingdom — 2.2%
BP PLC ADR	338,300	13,714,682
GlaxoSmithKline PLC ADRΔ	235,200	9,189,264
Nielsen Holdings PLC	216,100	6,869,819
TechnipFMC PLC	79,800	2,350,110

		32,123,875

Total Foreign Common Stocks (Cost $125,178,017)		118,943,684

MONEY MARKET FUNDS — 3.8%
GuideStone Money Market Fund (Investor Class)¥	39,186,822	39,186,822
Northern Institutional Liquid Assets Portfolio§	15,808,749	15,808,749

See Notes to Schedules of Investments.	143

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Northern Institutional U.S. Government Portfolio	351,148	$351,148

Total Money Market Funds (Cost $55,346,719)		55,346,719

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
1.42%, 06/07/18Ω‡‡ (Cost $1,795,256)	$1,800,000	1,794,533

TOTAL INVESTMENTS — 101.3% (Cost $1,236,164,075)		1,500,773,117
Liabilities in Excess of Other Assets — (1.3)%		(19,144,156)

NET ASSETS — 100.0%		$1,481,628,961

Futures Contracts outstanding at March 31, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2018	333	$44,005,950	GSC	$(1,496,754)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,324,688,181	$1,324,688,181	$—	$—
Foreign Common Stocks	118,943,684	118,943,684	—	—
Money Market Funds	55,346,719	55,346,719	—	—
U.S. Treasury Obligation	1,794,533	—	1,794,533	—

Total Assets — Investments in Securities	$1,500,773,117	$1,498,978,584	$1,794,533	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(1,496,754)	$(1,496,754)	$—	$—

Total Liabilities — Other Financial Instruments	$(1,496,754)	$(1,496,754)	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2018.

144	See Notes to Schedules of Investments.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS — 88.3%
Consumer Discretionary — 14.1%
Amazon.com, Inc.*	78,265	$113,276,065
Booking Holdings, Inc.*	12,411	25,819,720
Charter Communications, Inc. Class A*	26,998	8,402,318
Chipotle Mexican Grill, Inc.*Δ	16,170	5,224,689
Comcast Corporation Class A	308,310	10,534,953
Home Depot, Inc. (The)	69,160	12,327,078
Netflix, Inc.*	75,529	22,307,490
Starbucks Corporation	123,400	7,143,626
TJX Cos., Inc. (The)	103,434	8,436,077
Walt Disney Co. (The)	97,980	9,841,111
Yum China Holdings, Inc.	396,999	16,475,459
Yum! Brands, Inc.	123,115	10,480,780

		250,269,366

Consumer Staples — 6.7%
Coca-Cola Co. (The)	522,010	22,670,894
Colgate-Palmolive Co.	117,795	8,443,546
Costco Wholesale Corporation	97,199	18,315,208
CVS Health Corporation	80,050	4,979,910
Estee Lauder Cos., Inc. (The) Class A	85,509	12,802,407
McCormick & Co., Inc. (Non-Voting Shares)Δ	57,344	6,100,828
Monster Beverage Corporation*	551,151	31,531,349
Procter & Gamble Co. (The)	169,910	13,470,465

		118,314,607

Energy — 0.4%
Pioneer Natural Resources Co.	44,560	7,654,517

Financials — 4.3%
American Express Co.	156,581	14,605,876
BlackRock, Inc.	23,350	12,649,162
Charles Schwab Corporation (The)	391,861	20,462,981
FactSet Research Systems, Inc.Δ	48,631	9,697,994
SEI Investments Co.	250,663	18,777,165

		76,193,178

Health Care — 14.8%
Alexion Pharmaceuticals, Inc.*	132,374	14,754,406
Align Technology, Inc.*	27,200	6,830,736
Amgen, Inc.	59,263	10,103,156
Biogen, Inc.*	36,730	10,057,409
BioMarin Pharmaceutical, Inc.*	71,216	5,773,481
Celgene Corporation*	137,600	12,275,296
Cerner Corporation*	190,081	11,024,698
Danaher Corporation	116,940	11,449,595
DENTSPLY SIRONA, Inc.	145,650	7,327,652
DexCom, Inc.*Δ	100,120	7,424,899
Edwards Lifesciences Corporation*	104,871	14,631,602
Illumina, Inc.*	42,857	10,132,252
Incyte Corporation*	80,200	6,683,066
Intuitive Surgical, Inc.*	34,047	14,055,623
Johnson & Johnson	59,470	7,621,080
Loxo Oncology, Inc.*Δ	34,852	4,020,875
Regeneron Pharmaceuticals, Inc.*	82,922	28,555,020

	Shares	Value
Thermo Fisher Scientific, Inc.	104,293	$21,532,333
UnitedHealth Group, Inc.	67,350	14,412,900
Varian Medical Systems, Inc.*	107,980	13,243,747
Zoetis, Inc.	356,056	29,734,237

		261,644,063

Industrials — 7.5%
A.O. Smith Corporation	119,463	7,596,652
BWX Technologies, Inc.	108,028	6,863,019
Caterpillar, Inc.	46,480	6,850,222
Cintas CorporationΔ	40,591	6,924,013
CoStar Group, Inc.*	21,980	7,971,706
Deere & Co.	102,330	15,893,896
Expeditors International of Washington, Inc.	261,244	16,536,745
Fortive Corporation	156,205	12,109,012
Honeywell International, Inc.	70,210	10,146,047
Roper Technologies, Inc.	45,764	12,845,497
United Parcel Service, Inc. Class B	175,143	18,330,466
W.W. Grainger, Inc.	38,140	10,765,778

		132,833,053

Information Technology — 37.8%
Activision Blizzard, Inc.	95,100	6,415,446
Adobe Systems, Inc.*	215,344	46,531,532
Akamai Technologies, Inc.*	194,740	13,822,645
Alphabet, Inc. Class A*	38,983	40,430,829
Alphabet, Inc. Class C*	44,116	45,518,448
Amphenol Corporation Class A	125,415	10,801,994
ANSYS, Inc.*	40,996	6,423,663
Apple, Inc.	60,090	10,081,900
Autodesk, Inc.*	183,700	23,069,046
Automatic Data Processing, Inc.	43,644	4,952,721
Cisco Systems, Inc.	486,450	20,863,840
eBay, Inc.*	126,340	5,083,922
Electronic Arts, Inc.*	85,761	10,397,664
Facebook, Inc. Class A*	443,260	70,828,515
FleetCor Technologies, Inc.*	43,941	8,898,052
Genpact, Ltd.	286,142	9,153,683
Intuit, Inc.	75,503	13,088,445
Microsoft Corporation	429,085	39,162,588
Oracle Corporation	742,254	33,958,120
Palo Alto Networks, Inc.*	116,577	21,161,057
PayPal Holdings, Inc.*	309,633	23,491,856
QUALCOMM, Inc.	281,000	15,570,210
Red Hat, Inc.*	92,940	13,895,459
salesforce.com, Inc.*	303,022	35,241,459
ServiceNow, Inc.*	122,400	20,251,080
Splunk, Inc.*	184,203	18,123,733
Texas Instruments, Inc.	92,180	9,576,580
TiVo Corporation	7	95
Visa, Inc. Class AΔ	712,069	85,177,694
Vmware, Inc.*Δ	55,850	6,772,930

		668,745,206

Materials — 1.5%
Ecolab, Inc.	70,790	9,703,185

See Notes to Schedules of Investments.	145

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Praxair, Inc.	50,700	$7,316,010
Sherwin-Williams Co. (The)	22,664	8,887,008

		25,906,203

Real Estate — 1.2%
Equinix, Inc. REIT	19,560	8,178,818
SBA Communications Corporation REIT*	70,725	12,088,317

		20,267,135

Total Common Stocks (Cost $1,119,853,267)		1,561,827,328

FOREIGN COMMON STOCKS — 7.9%
China — 4.8%
Alibaba Group Holding, Ltd. ADR*Δ	381,713	70,059,604
Baidu, Inc. ADR*	62,500	13,949,375

		84,008,979

Curacao — 1.5%
Schlumberger, Ltd.	420,289	27,226,321

France — 1.0%
Danone SA ADRΔ	1,115,700	18,141,282

Switzerland — 0.6%
Novartis AG ADR	127,274	10,290,103

Total Foreign Common Stocks (Cost $107,133,429)		139,666,685

	Shares	Value
MONEY MARKET FUNDS — 4.0%
GuideStone Money Market Fund (Investor Class)¥	58,835,466	$58,835,466
Northern Institutional Liquid Assets Portfolio§	11,933,403	11,933,403

Total Money Market Funds (Cost $70,768,869)		70,768,869

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
1.42%, 06/07/18Ω‡‡ (Cost $1,994,729)	$2,000,000	1,993,925

TOTAL INVESTMENTS — 100.3% (Cost $1,299,750,294)		1,774,256,807
Liabilities in Excess of Other Assets — (0.3)%		(4,967,702)

NET ASSETS — 100.0%		$1,769,289,105

Futures Contracts outstanding at March 31, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	06/2018	466	$61,581,900	GSC	$(2,140,547)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,561,827,328	$1,561,827,328	$—	$—
Foreign Common Stocks	139,666,685	139,666,685	—	—
Money Market Funds	70,768,869	70,768,869	—	—
U.S. Treasury Obligation	1,993,925	—	1,993,925	—

Total Assets — Investments in Securities	$1,774,256,807	$1,772,262,882	$1,993,925	$—

146	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Other Financial Instruments***
Futures Contracts	$(2,140,547)	$(2,140,547)	$—	$—

Total Liabilities — Other Financial Instruments	$(2,140,547)	$(2,140,547)	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2018.

See Notes to Schedules of Investments.	147

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.6%
Consumer Discretionary — 14.2%
Aaron’s, Inc.	26,703	$1,244,360
American Eagle Outfitters, Inc.	35,330	704,127
Beazer Homes USA, Inc.*	58,304	929,949
Bright Horizons Family Solutions, Inc.*	48,900	4,876,308
Cable One, Inc.Δ	5,610	3,854,687
Carriage Services, Inc.Δ	24,860	687,628
Cavco Industries, Inc.*	4,670	811,412
Chegg, Inc.*Δ	143,600	2,966,776
Chico’s FAS, Inc.Δ	77,422	699,895
Citi Trends, Inc.	24,390	753,895
Dana, Inc.	64,042	1,649,722
Dave & Buster’s Entertainment, Inc.*Δ	11,130	464,566
Destination XL Group, Inc.*Δ	253,871	444,274
Floor & Decor Holdings, Inc. Class A*Δ	43,400	2,262,008
Fox Factory Holding Corporation*	32,189	1,123,396
Gannett Co., Inc.Δ	61,690	615,666
G-III Apparel Group, Ltd.*	19,020	716,674
Grand Canyon Education, Inc.*	42,909	4,502,012
Gray Television, Inc.*Δ	158,517	2,013,166
Hudson, Ltd. Class A*Δ	118,600	1,886,926
International Speedway Corporation Class A	27,569	1,215,793
John Wiley & Sons, Inc. Class A	18,107	1,153,416
Johnson Outdoors, Inc. Class A	7,105	440,510
Kirkland’s, Inc.*	24,037	232,919
LCI Industries	30,380	3,164,077
Libbey, Inc.	32,550	159,170
Lithia Motors, Inc. Class AΔ	14,800	1,487,696
M/I Homes, Inc.*	44,234	1,408,853
Malibu Boats, Inc. Class A*	62,023	2,059,784
MCBC Holdings, Inc.*	27,990	705,348
Michael Kors Holdings, Ltd.*	19,768	1,227,197
Monro, Inc.Δ	51,350	2,752,360
Motorcar Parts of America, Inc.*	36,290	777,695
National Vision Holdings, Inc.*Δ	89,600	2,894,976
New Media Investment Group, Inc.Δ	87,124	1,493,305
News Corporation Class A	94,061	1,486,164
Nexstar Media Group, Inc. Class AΔ	33,250	2,211,125
Ollie’s Bargain Outlet Holdings, Inc.*Δ	18,600	1,121,580
Papa John’s International, Inc.Δ	23,900	1,369,470
Shoe Carnival, Inc.	23,433	557,705
Speedway Motorsports, Inc.	6,049	107,793
Steven Madden, Ltd.	27,530	1,208,567
Stoneridge, Inc.*	44,560	1,229,856
Strayer Education, Inc.Δ	30,600	3,092,130
Tailored Brands, Inc.	25,375	635,897
Tenneco, Inc.	25,565	1,402,752
Tilly’s, Inc. Class A	42,165	476,464
Tower International, Inc.	35,992	998,778
tronc, Inc.*	49,092	806,091
Unifi, Inc.*Δ	32,033	1,161,196
Universal Electronics, Inc.*Δ	41,505	2,160,335
William Lyon Homes Class A*	60,138	1,653,194

	Shares	Value
ZAGG, Inc.*Δ	186,751	$2,278,362

		78,338,005

Consumer Staples — 1.0%
Ingles Markets, Inc. Class AΔ	20,019	677,643
Ingredion, Inc.	10,702	1,379,702
Landec Corporation*	34,039	444,209
Medifast, Inc.	1,845	172,415
Nu Skin Enterprises, Inc. Class A	27,378	2,018,033
Sanderson Farms, Inc.Δ	4,808	572,248
SpartanNash Co.	27,525	473,705

		5,737,955

Energy — 4.1%
Abraxas Petroleum Corporation*Δ	138,853	308,254
Arch Coal, Inc. Class A	11,895	1,092,913
Archrock, Inc.	72,962	638,417
Cactus, Inc. Class A*Δ	47,000	1,265,710
Callon Petroleum Co.*Δ	99,120	1,312,349
Energen Corporation*Δ	5,543	348,433
Evolution Petroleum CorporationΔ	24,279	195,446
Exterran Corporation*	40,009	1,068,240
Gran Tierra Energy, Inc.*Δ	305,960	853,628
Gulfport Energy Corporation*	15,950	153,917
HollyFrontier Corporation	8,456	413,160
Keane Group, Inc.*Δ	65,700	972,360
Matador Resources Co.*Δ	62,200	1,860,402
Midstates Petroleum Co., Inc.*Δ	37,701	502,554
Par Pacific Holdings, Inc.*Δ	71,238	1,223,156
PBF Energy, Inc. Class A	46,824	1,587,334
Renewable Energy Group, Inc.*Δ	80,551	1,031,053
REX American Resources Corporation*	11,562	841,714
Ring Energy, Inc.*Δ	176,159	2,527,882
RSP Permian, Inc.*	10,570	495,522
SilverBow Resources, Inc.*	14,768	429,749
Solaris Oilfield Infrastructure, Inc. Class A*Δ	87,200	1,444,032
Southwestern Energy Co.*Δ	80,923	350,397
SRC Energy, Inc.*Δ	22,985	216,748
W&T Offshore, Inc.*	184,859	818,925
World Fuel Services Corporation	34,478	846,435

		22,798,730

Financials — 14.8%
1st Source Corporation	10,049	508,680
American Equity Investment Life Holding Co.	58,884	1,728,834
AMERISAFE, Inc.	72,865	4,025,791
Argo Group International Holdings, Ltd.	19,845	1,139,103
BancFirst Corporation	9,340	495,954
Bancorp, Inc. (The)*	108,730	1,174,284
Cadence BanCorp	90,800	2,472,484
Central Pacific Financial Corporation	55,111	1,568,459
Century Bancorp, Inc. Class A	8,829	701,023
Chemical Financial Corporation	43,551	2,381,369
CNO Financial Group, Inc.	89,564	1,940,852
Community Bank System, Inc.Δ	6,890	369,028

148	See Notes to Schedules of Investments.

	Shares	Value
Enova International, Inc.*	39,102	$862,199
FCB Financial Holdings, Inc. Class A*Δ	21,500	1,098,650
Financial Institutions, Inc.	35,198	1,041,861
First Busey Corporation	15,877	471,864
First Connecticut Bancorp, Inc.	17,279	442,342
First Financial Corporation	3,062	127,379
First Internet Bancorp	2,756	101,972
FirstCash, Inc.Δ	25,852	2,100,475
FS Bancorp, Inc.	10,533	563,516
Garrison Capital, Inc.Δ	11,345	92,121
Hamilton Lane, Inc. Class A	64,900	2,416,227
Hanmi Financial Corporation	18,415	566,261
Heritage Commerce Corporation	59,407	979,027
Independent Bank Corporation	40,708	932,213
INTL. FCStone, Inc.*Δ	28,592	1,220,307
James River Group Holdings, Ltd.Δ	19,780	701,597
Lazard, Ltd. Class A	36,183	1,901,778
LegacyTexas Financial Group, Inc.	21,180	906,928
Leucadia National Corporation	80,016	1,818,764
LPL Financial Holdings, Inc.	25,006	1,527,116
M I Acquisitions, Inc.*Δ	107,000	1,117,080
Meta Financial Group, Inc.	20,300	2,216,760
MGIC Investment Corporation*	42,603	553,839
National Bank Holdings Corporation Class A	24,112	801,724
Old Republic International Corporation	101,540	2,178,033
Old Second Bancorp, Inc.	64,010	889,739
Oppenheimer Holdings, Inc. Class A	29,848	768,586
Pacific Premier Bancorp, Inc.*Δ	56,915	2,287,983
Peapack Gladstone Financial Corporation	29,363	980,431
Pinnacle Financial Partners, Inc.	17,166	1,102,057
ProAssurance Corporation	57,320	2,782,886
QCR Holdings, Inc.	24,016	1,077,118
Regional Management Corporation*	30,697	977,392
Reinsurance Group of America, Inc.	17,778	2,737,812
Republic Bancorp, Inc. Class A	6,318	241,979
Riverview Bancorp, Inc.	77,068	719,815
Safeguard Scientifics, Inc.*	23,473	287,544
Sierra Bancorp	24,156	643,516
Solar Senior Capital, Ltd.	19,422	326,290
Southside Bancshares, Inc.Δ	35,348	1,227,990
State Bank Financial Corporation	40,314	1,209,823
Synovus Financial Corporation	38,769	1,936,124
Texas Capital Bancshares, Inc.*Δ	24,120	2,168,388
THL Credit, Inc.	36,645	284,732
Torchmark Corporation	2,928	246,450
TriCo Bancshares	32,127	1,195,767
TrustCo Bank Corporation	130,874	1,105,885
United Community Banks, Inc.Δ	74,820	2,368,053
United Community Financial Corporation	61,911	610,442
Voya Financial, Inc.	44,449	2,244,674
Waddell & Reed Financial, Inc. Class AΔ	57,831	1,168,765
Wintrust Financial Corporation	24,910	2,143,506
WisdomTree Investments, Inc.	261,300	2,396,121

	Shares	Value
World Acceptance Corporation*	5,795	$610,214

		81,985,976

Health Care — 8.3%
Acceleron Pharma, Inc.*	17,400	680,340
Achaogen, Inc.*Δ	41,000	530,950
Amedisys, Inc.*	23,800	1,436,092
American Renal Associates Holdings, Inc.*Δ	40,900	770,965
AngioDynamics, Inc.*	48,759	841,093
Applied Genetic Technologies Corporation*Δ	60,063	231,243
Avexis, Inc.*	10,850	1,340,843
BioSpecifics Technologies Corporation*	8,587	380,748
Blueprint Medicines Corporation*	24,300	2,228,310
Catalyst Pharmaceuticals, Inc.*	199,899	477,759
CytomX Therapeutics, Inc.*	10,301	293,063
Emergent BioSolutions, Inc.*	61,180	3,221,127
Enanta Pharmaceuticals, Inc.*Δ	12,694	1,027,071
Evolent Health, Inc. Class A*Δ	89,000	1,268,250
Five Star Quality Care, Inc.*Y	2,086	—
Globus Medical, Inc. Class A*	37,800	1,883,196
HealthEquity, Inc.*	30,200	1,828,308
Innoviva, Inc.*Δ	69,116	1,152,164
Inogen, Inc.*	17,400	2,137,416
Invacare CorporationΔ	36,130	628,662
iRhythm Technologies, Inc.*	37,800	2,379,510
K2M Group Holdings, Inc.*Δ	79,700	1,510,315
Loxo Oncology, Inc.*	6,400	738,368
Masimo Corporation*	17,010	1,496,029
MEI Pharma, Inc.*Δ	59,107	122,351
Meridian Bioscience, Inc.	81,258	1,153,864
MyoKardia, Inc.*Δ	13,700	668,560
Ophthotech Corporation*	188,821	517,370
Palatin Technologies, Inc.*Δ	97,229	105,980
Phibro Animal Health Corporation Class A	31,309	1,242,967
Pieris Pharmaceuticals, Inc.*Δ	80,179	546,821
PRA Health Sciences, Inc.*	17,300	1,435,208
Psychemedics CorporationΔ	14,308	295,889
Radius Health, Inc.*Δ	72,000	2,587,680
Repligen Corporation*Δ	68,600	2,481,948
RTI Surgical, Inc.*Δ	117,110	538,706
Sarepta Therapeutics, Inc.*Δ	24,600	1,822,614
Sienna Biopharmaceuticals, Inc.*Δ	18,700	351,186
Vanda Pharmaceuticals, Inc.*	58,258	981,647
West Pharmaceutical Services, Inc.	31,590	2,789,081

		46,123,694

Industrials — 20.4%
ACCO Brands Corporation	278,747	3,498,275
Alamo Group, Inc.	9,095	999,540
Albany International Corporation Class A	59,400	3,724,380
Allegiant Travel Co.Δ	15,250	2,631,387
ArcBest CorporationΔ	10,410	333,641
Astronics Corporation*Δ	68,479	2,554,267
Atento SA	111,000	865,800

See Notes to Schedules of Investments.	149

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Atkore International Group, Inc.*	48,333	$959,410
AZZ, Inc.Δ	15,947	696,884
Beacon Roofing Supply, Inc.*	83,100	4,410,117
BMC Stock Holdings, Inc.*	29,080	568,514
CIRCOR International, Inc.Δ	36,100	1,540,026
Clean Harbors, Inc.*	60,500	2,953,005
Columbus McKinnon Corporation	129,377	4,636,872
Commercial Vehicle Group, Inc.*	75,735	586,946
Continental Building Products, Inc.*	55,961	1,597,687
CRA International, Inc.	18,436	964,018
Daseke, Inc.*	80,000	783,200
Ducommun, Inc.*Δ	58,002	1,762,101
Dycom Industries, Inc.*Δ	13,700	1,474,531
EMCOR Group, Inc.	42,200	3,288,646
EnerSys, Inc.	30,920	2,144,920
Essendant, Inc.	95,427	744,331
Exponent, Inc.Δ	35,500	2,792,075
Global Brass & Copper Holdings, Inc.	30,282	1,012,933
GMS, Inc.*	34,856	1,065,199
Greenbrier Cos., Inc. (The)Δ	59,097	2,969,624
H&E Equipment Services, Inc.	18,245	702,250
Hawaiian Holdings, Inc.Δ	15,767	610,183
Healthcare Services Group, Inc.Δ	47,450	2,063,126
Heidrick & Struggles International, Inc.	29,796	931,125
ICF International, Inc.	33,500	1,958,075
Insteel Industries, Inc.Δ	55,236	1,526,171
Interface, Inc.	75,733	1,908,472
Kforce, Inc.	32,935	890,892
Korn/Ferry International	39,858	2,056,274
Lydall, Inc.*	27,653	1,334,257
Marten Transport, Ltd.	61,511	1,402,451
Milacron Holdings Corporation*	106,000	2,134,840
Miller Industries, Inc.	27,520	688,000
Moog, Inc.*	21,067	1,736,131
NCI Building Systems, Inc.*	45,780	810,306
NN, Inc.Δ	115,970	2,783,280
Old Dominion Freight Line, Inc.	4,170	612,865
On Assignment, Inc.*	74,500	6,100,060
Owens Corning	31,643	2,544,097
Patrick Industries, Inc.*Δ	94,105	5,820,394
Primoris Services Corporation	52,615	1,314,323
RBC Bearings, Inc.*Δ	19,500	2,421,900
Rexnord Corporation*	70,400	2,089,472
RPX Corporation	94,886	1,014,331
Spirit Airlines, Inc.*Δ	8,450	319,241
TriNet Group, Inc.*	75,300	3,487,896
TrueBlue, Inc.*	33,629	870,991
UniFirst Corporation	15,100	2,440,915
Universal Forest Products, Inc.	39,878	1,294,041
USA Truck, Inc.*	35,010	892,405
Vectrus, Inc.*	29,430	1,095,973
Viad Corporation	32,900	1,725,605
WageWorks, Inc.*	83,350	3,767,420

		112,906,091

Information Technology — 17.9%
2U, Inc.*	45,900	3,856,977

	Shares	Value
ACI Worldwide, Inc.*	64,300	$1,525,196
Alpha & Omega Semiconductor, Ltd.*	42,867	662,295
Ambarella, Inc.*Δ	11,840	580,042
American Software, Inc. Class AΔ	26,489	344,357
Amkor Technology, Inc.*	97,442	987,087
Aspen Technology, Inc.*	26,587	2,097,448
Blackhawk Network Holdings, Inc.*	53,200	2,378,040
Blackline, Inc.*Δ	44,200	1,733,082
Cision, Ltd.*Δ	186,900	2,162,433
Cloudera, Inc.*Δ	39,800	858,884
Coherent, Inc.*Δ	12,440	2,331,256
CTS Corporation	15,269	415,317
DHI Group, Inc.*	282,284	451,654
Diodes, Inc.*	21,070	641,792
Envestnet, Inc.*	22,400	1,283,520
Exela Technologies, Inc.*Δ	219,400	1,213,282
ExlService Holdings, Inc.*	56,250	3,137,062
Fair Isaac Corporation*	15,750	2,667,577
ForeScout Technologies, Inc.*Δ	16,200	525,528
Instructure, Inc.*	58,100	2,448,915
InterDigital, Inc.	35,620	2,621,632
inTEST Corporation*	67,360	447,944
j2 Global, Inc.Δ	69,045	5,449,031
Jabil, Inc.	62,189	1,786,690
Kimball Electronics, Inc.*	45,187	729,770
Kulicke & Soffa Industries, Inc.*	43,256	1,081,833
Littelfuse, Inc.Δ	13,100	2,727,158
MAXIMUS, Inc.	23,000	1,535,020
MicroStrategy, Inc. Class A*	2,631	339,373
MINDBODY, Inc. Class A*Δ	45,900	1,785,510
MKS Instruments, Inc.	92,827	10,735,443
New Relic, Inc.*	17,600	1,304,512
Paycom Software, Inc.*Δ	29,000	3,114,310
Pegasystems, Inc.	52,300	3,171,995
Perficient, Inc.*	9,513	218,038
Photronics, Inc.*	99,363	819,745
Progress Software Corporation	26,244	1,009,082
Q2 Holdings, Inc.*	90,900	4,140,495
QAD, Inc. Class A	4,921	204,960
RealPage, Inc.*Δ	53,000	2,729,500
Reis, Inc.	55,138	1,182,710
Rosetta Stone, Inc.*	38,800	510,220
Science Applications International Corporation	23,200	1,828,160
SMART Global Holdings, Inc.*	11,302	563,292
Synaptics, Inc.*Δ	22,020	1,006,975
Synchronoss Technologies, Inc.*Δ	80,714	851,533
Take-Two Interactive Software, Inc.*	13,040	1,275,051
TESSCO Technologies, Inc.	42,689	988,250
Tyler Technologies, Inc.*	11,814	2,492,281
Vishay Intertechnology, Inc.Δ	86,490	1,608,714
Web.com Group, Inc.*	36,283	656,722
WEX, Inc.*	39,400	6,170,828
XO Group, Inc.*	48,085	997,764
Zix Corporation*	194,058	828,628

		99,214,913

150	See Notes to Schedules of Investments.

	Shares	Value
Materials — 3.9%
AdvanSix, Inc.*	24,888	$865,605
Boise Cascade Co.	39,609	1,528,908
Cabot Corporation	15,168	845,161
Ferro Corporation*	52,520	1,219,514
FutureFuel Corporation	67,849	813,510
Koppers Holdings, Inc.*	35,949	1,477,504
Louisiana-Pacific Corporation	48,278	1,388,958
Mercer International, Inc.	74,592	928,670
Myers Industries, Inc.	19,329	408,808
OMNOVA Solutions, Inc.*	176,308	1,851,234
Orion Engineered Carbons SA	44,344	1,201,722
PolyOne Corporation	38,000	1,615,760
Resolute Forest Products, Inc.*	64,482	535,201
Schnitzer Steel Industries, Inc. Class A	37,046	1,198,438
Summit Materials, Inc. Class A*	55,509	1,680,813
Trinseo SA	17,380	1,286,989
Universal Stainless & Alloy Products, Inc.*	55,449	1,524,848
Verso Corporation Class A*	41,642	701,251
Warrior Met Coal, Inc.Δ	24,624	689,718

		21,762,612

Real Estate — 5.6%
Apple Hospitality REIT, Inc.	44,103	774,890
Armada Hoffler Properties, Inc. REITΔ	13,445	184,062
Ashford Hospitality Prime, Inc. REIT	105,660	1,027,015
Ashford Hospitality Trust, Inc. REITΔ	180,708	1,167,374
Chesapeake Lodging Trust REITΔ	70,176	1,951,595
CubeSmart REITΔ	23,190	653,958
DiamondRock Hospitality Co. REIT	181,611	1,896,019
HFF, Inc. Class A	22,500	1,118,250
Hospitality Properties Trust REIT	44,985	1,139,920
Investors Real Estate Trust REIT	62,996	326,949
Jones Lang LaSalle, Inc.	15,143	2,644,573
Kennedy-Wilson Holdings, Inc.Δ	180,425	3,139,395
Marcus & Millichap, Inc.*	42,817	1,543,981
National Storage Affiliates Trust REITΔ	51,700	1,296,636
NexPoint Residential Trust, Inc. REIT	37,303	926,607
Park Hotels & Resorts, Inc. REITΔ	80,348	2,171,003
Physicians Realty Trust REITΔ	43,980	684,769
Preferred Apartment Communities, Inc. Class A REIT	43,676	619,762
RMR Group, Inc. (The) Class A	18,112	1,266,934
Ryman Hospitality Properties, Inc. REIT	26,160	2,026,092
Washington Prime Group, Inc. REITΔ	132,380	882,975
Willscot Corporation*Δ	117,000	1,597,050
Xenia Hotels & Resorts, Inc. REIT	99,291	1,958,018

		30,997,827

Telecommunication Services — 1.2%
Cogent Communications Holdings, Inc.Δ	34,800	1,510,320
Shenandoah Telecommunications Co.Δ	84,500	3,042,000

	Shares	Value
Telephone & Data Systems, Inc.	18,754	$525,675
Vonage Holdings Corporation*	142,890	1,521,778

		6,599,773

Utilities — 2.2%
AES Corporation	88,309	1,004,073
Hawaiian Electric Industries, Inc.Δ	8,639	297,009
MDU Resources Group, Inc.	48,825	1,374,912
Portland General Electric Co.	53,575	2,170,323
Spire, Inc.Δ	18,210	1,316,583
UGI Corporation	49,231	2,186,841
Unitil Corporation	24,162	1,121,359
Vectren Corporation	37,848	2,419,244

		11,890,344

Total Common Stocks (Cost $432,199,482)		518,355,920

FOREIGN COMMON STOCKS — 2.5%
Canada — 1.1%
Colliers International Group, Inc.Δ	20,203	1,403,099
FirstService Corporation	20,483	1,498,946
IMAX Corporation*Δ	69,200	1,328,640
North American Energy Partners, Inc.	14,404	76,341
Quarterhill, Inc.Δ	181,729	263,507
SunOpta, Inc.*Δ	166,500	1,182,150
Taseko Mines, Ltd.*	290,881	334,513

		6,087,196

Curacao — 0.2%
Orthofix International NV*	23,188	1,362,991

France — 0.5%
Talend SA ADR*Δ	55,100	2,651,412

Ireland — 0.1%
Mallinckrodt PLC*Δ	40,745	589,987

Israel — 0.2%
Pointer Telocation, Ltd.*	19,093	278,758
Taro Pharmaceutical Industries, Ltd.*Δ	7,964	786,365

		1,065,123

Netherlands — 0.1%
Argenx SE ADR*	8,700	699,828

United Kingdom — 0.3%
BrightSphere Investment Group PLC	95,271	1,501,471

Total Foreign Common Stocks (Cost $13,841,936)		13,958,008

MASTER LIMITED PARTNERSHIP — 0.8%
Compass Diversified Holdings (Cost $3,912,638)	259,115	4,249,486

	Par
CORPORATE BONDS — 0.0%
Lehman Escrow Bonds
0.00%, 07/19/17YΩ#	$160,000	—
0.00%, 12/28/17YΩ#	120,000	—
0.00%, 08/19/45YΩ#	50,000	—

See Notes to Schedules of Investments.	151

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
0.00%, 11/29/49YΩ#	$10,000	$—

Total Corporate Bonds (Cost $0)		—

	Shares
MONEY MARKET FUNDS — 6.8%
GuideStone Money Market Fund (Investor Class)¥	16,864,885	16,864,885
Northern Institutional Liquid Assets Portfolio§	20,968,771	20,968,771
Northern Institutional U.S. Government Portfolio	16,100	16,100

Total Money Market Funds (Cost $37,849,756)		37,849,756

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
1.42%, 06/07/18Ù‡‡ (Cost $1,196,838)	$1,200,000	1,196,355

TOTAL INVESTMENTS — 103.9% (Cost $489,000,650)		575,609,525
Liabilities in Excess of Other Assets — (3.9)%		(21,710,237)

NET ASSETS — 100.0%		$553,899,288

152	See Notes to Schedules of Investments.

Futures Contracts outstanding at March 31, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	06/2018	232	$17,761,920	GSC	$(750,624)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$78,338,005	$78,338,005	$—	$—
Consumer Staples	5,737,955	5,737,955	—	—
Energy	22,798,730	22,798,730	—	—
Financials	81,985,976	81,985,976	—	—
Health Care	46,123,694	46,123,694	—	—*	*
Industrials	112,906,091	112,906,091	—	—
Information Technology	99,214,913	99,214,913	—	—
Materials	21,762,612	21,762,612	—	—
Real Estate	30,997,827	30,997,827	—	—
Telecommunication Services	6,599,773	6,599,773	—	—
Utilities	11,890,344	11,890,344	—	—
Corporate Bonds	—	—	—	—*	*
Foreign Common Stocks	13,958,008	13,958,008	—	—
Master Limited Partnership	4,249,486	4,249,486	—	—
Money Market Funds	37,849,756	37,849,756	—	—
U.S. Treasury Obligation	1,196,355	—	1,196,355	—

Total Assets — Investments in Securities	$575,609,525	$574,413,170	$1,196,355	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(750,624)	$(750,624)	$—	$—

Total Liabilities — Other Financial Instruments	$(750,624)	$(750,624)	$—	$—

** Level 3 security has zero value.

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2018.

See Notes to Schedules of Investments.	153

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	March 31, 2018 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 95.6%
Australia — 6.3%
AGL Energy, Ltd.	9,921	$166,282
Alumina, Ltd.Δ	20,465	37,550
Amcor, Ltd.	17,966	196,734
AMP, Ltd.	39,540	152,592
APA Group	18,011	109,669
ASX, Ltd.	2,561	110,987
Aurizon Holdings, Ltd.	25,222	82,746
AusNet Services	49,248	63,701
Australia & New Zealand Banking Group, Ltd.	35,321	735,149
Bank of Queensland, Ltd.	4,076	34,599
Bendigo and Adelaide Bank, Ltd.Δ	5,305	40,392
BHP Billiton, Ltd.	39,404	873,410
BlueScope Steel, Ltd.	5,856	68,897
Boral, Ltd.	16,052	92,593
Brambles, Ltd.	18,049	139,300
Caltex Australia, Ltd.	3,172	77,051
Challenger, Ltd.	7,895	70,706
CIMIC Group, Ltd.	1,304	44,880
Coca-Cola Amatil, Ltd.	36,305	243,110
Cochlear, Ltd.	717	100,701
Commonwealth Bank of Australia	21,243	1,187,947
Computershare, Ltd.	7,203	96,596
CSL, Ltd.	5,701	686,849
Dexus REIT	13,896	100,061
Domino’s Pizza Enterprises, Ltd.	1,020	32,867
Flight Centre Travel Group, Ltd.Δ	1,053	46,355
Fortescue Metals Group, Ltd.Δ	18,782	63,270
Goodman Group REIT	27,480	178,678
GPT Group (The) REIT	20,139	73,810
Harvey Norman Holdings, Ltd.Δ	9,185	26,261
Healthscope, Ltd.	21,042	31,527
Incitec Pivot, Ltd.	17,247	46,938
Insurance Australia Group, Ltd.	29,869	172,939
Lend Lease Group	7,738	103,744
Macquarie Group, Ltd.	3,969	316,477
Medibank Pvt., Ltd.	33,732	75,712
Mirvac Group REIT	50,361	83,694
National Australia Bank, Ltd.	31,669	699,142
Newcrest Mining, Ltd.	8,925	134,612
Orica, Ltd.	4,853	66,800
Origin Energy, Ltd.*	21,981	148,341
QBE Insurance Group, Ltd.	15,735	117,395
Ramsay Health Care, Ltd.	1,607	77,422
REA Group, Ltd.	1,108	68,028
Rio Tinto, Ltd.	5,021	284,451
Santos, Ltd.*	23,166	91,367
Scentre Group REIT	83,660	246,872
SEEK, Ltd.	3,958	57,088
Sonic Healthcare, Ltd.	5,071	89,727
South32, Ltd.	58,584	147,232
Stockland REIT	27,645	85,780
Suncorp Group, Ltd.	15,116	155,898
Sydney Airport	13,845	71,783
Telstra Corporation, Ltd.	51,978	125,822
TPG Telecom, Ltd.Δ	4,589	19,498

	Shares	Value
Transurban Group	27,666	$243,976
Vicinity Centres REIT	48,069	89,346
Wesfarmers, Ltd.	16,749	536,719
Westfield Corporation REIT	27,524	180,534
Westpac Banking Corporation	41,491	919,003
Woodside Petroleum, Ltd.	13,309	301,812

		11,723,422

Austria — 0.2%
ANDRITZ AG	720	40,261
Erste Group Bank AG*	3,328	167,309
OMV AG	1,954	113,971
Raiffeisen Bank International AG*	1,472	57,334
voestalpine AG	1,264	66,306

		445,181

Belgium — 0.8%
AgeasΔ	2,844	146,763
Colruyt SA	1,898	105,054
Groupe Bruxelles Lambert SA	2,113	241,671
KBC Group NV	3,232	281,439
Proximus SADP	2,723	84,664
Solvay SA	1,545	214,724
Telenet Group Holding NV*	1,213	81,083
UCB SA	3,028	246,595
Umicore SA	2,666	141,232

		1,543,225

Denmark — 1.5%
AP Moeller — Maersk A/S Class A	78	114,912
AP Moeller — Maersk A/S Class B	60	93,635
Chr. Hansen Holding A/SΔ	2,070	179,153
Coloplast A/S Class B	2,017	171,076
Danske Bank A/S	11,314	423,916
DSV A/S	2,874	226,897
Genmab A/S*	831	179,035
H Lundbeck A/S	1,506	84,587
ISS A/S	3,171	117,769
Novozymes A/S, B Shares	4,999	260,249
Orsted A/S 144A	3,274	213,013
Pandora A/SΔ	1,677	181,445
TDC A/S*	15,366	127,332
Tryg A/S	3,476	80,988
VestasWind Systems A/S	2,852	204,066
William Demant Holding A/SΔ*	4,113	153,210

		2,811,283

Finland — 1.1%
Elisa OYJ	2,673	120,898
Fortum OYJΔ	6,738	144,752
Kone OYJ Class BΔ	3,899	194,591
Metso OYJΔ	1,554	49,029
Neste OYJ	1,549	107,818
Nokia OYJ	76,564	422,796
Nokian Renkaat OYJ	1,038	47,140
Orion OYJ Class B	2,199	67,317
Sampo OYJ, A Shares	6,925	385,811
Stora Enso OYJ, R SharesΔ	8,351	153,545
UPM-Kymmene OYJ	7,209	267,265

154	See Notes to Schedules of Investments.

	Shares	Value
Wartsila OYJ Abp	5,652	$124,883

		2,085,845

France — 10.1%
Accor SA	3,183	171,961
Aeroports de Paris	428	93,245
Air Liquide SA	5,635	691,514
Alstom SA	1,430	64,496
Amundi SA 144A	1,066	85,608
Arkema SA	687	89,687
Atos SE	1,587	217,434
AXA SA	25,613	680,871
BioMerieux	494	40,686
BNP Paribas SA	14,208	1,053,675
Bollore SA	12,330	65,773
Bollore SA NV*	70	371
Bouygues SA	2,324	116,521
Bureau Veritas SA	4,705	122,302
Capgemini SE	2,326	290,226
Carrefour SAΔ	7,729	160,299
Casino Guichard Perrachon SA	458	22,432
Cie de St-Gobain	6,308	333,094
Cie Generale des Etablissements Michelin SCA	2,270	336,057
CNP Assurances	2,393	60,409
Credit Agricole SA	13,884	226,379
Danone SA	10,376	841,310
Dassault Aviation SA	24	45,850
Dassault Systemes SA	2,144	291,570
Edenred	3,343	116,278
Eiffage SA	840	95,669
Electricite de France SA	7,377	106,808
Engie SA	24,293	405,656
Essilor International Cie Generale d’Optique SA	2,757	371,921
Eurazeo SA	346	31,859
Eurofins Scientific SE Millicom International Cellular SA SDR	243	128,055
Eutelsat Communications SA	2,168	42,971
Faurecia SA	908	73,472
Fonciere Des Regions REIT	802	88,475
Gecina SA REIT	693	120,257
Getlink SE	6,054	86,410
Hermes International	599	355,058
ICADE REIT	531	51,552
Iliad SA	371	76,806
Imerys SA	385	37,416
Ingenico Group	673	54,625
Ipsen SA	876	136,162
JCDecaux SA	1,071	37,244
Kering SA	1,209	579,857
Klepierre REIT	3,685	148,532
L’Oreal SA	3,708	837,484
Lagardere SCA	1,521	43,446
Legrand SA	2,556	200,546
Natixis SA	17,495	143,552
Orange SA	28,100	477,640
Peugeot SA	7,506	180,740
Publicis Groupe SA	2,439	169,832

	Shares	Value
Renault SA	2,555	$310,044
Rexel SA	2,931	49,650
Safran SA	3,803	403,611
Sanofi	15,418	1,237,142
Schneider Electric SE*	7,149	629,551
SCOR SE	1,503	61,360
SEB SA	564	107,876
SES SAΔ	3,858	52,222
Societe BIC SA	295	29,347
Societe Generale SA	9,129	495,800
Sodexo SA	1,520	152,985
Suez	7,046	102,096
Teleperformance	689	106,848
Thales SA	1,262	153,741
TOTAL SA	29,841	1,710,477
Ubisoft Entertainment SA*	954	80,739
Unibail-Rodamco SE REIT	1,439	328,702
Valeo SA	3,416	225,969
Veolia Environnement SA	7,589	180,295
Vinci SA	6,807	670,456
Vivendi SA	13,522	350,691
Wendel SA	398	62,061

		18,801,756

Germany — 8.8%
1&1 Drillisch AG	634	42,777
adidas AG	2,491	606,054
Allianz SE	6,233	1,409,015
Axel Springer SE	487	40,739
BASF SE	11,630	1,179,484
Bayerische Motoren Werke AG	4,221	459,117
Beiersdorf AG	1,876	212,603
Brenntag AG	1,403	83,524
Commerzbank AG*	12,089	156,943
Continental AG	1,352	373,438
Covestro AG 144A	2,032	200,085
Daimler AG	12,831	1,093,202
Deutsche Bank AG	25,773	359,545
Deutsche Boerse AG	2,426	331,642
Deutsche Lufthansa AG	3,059	97,789
Deutsche Post AG	11,584	507,371
Deutsche Telekom AG	42,112	688,982
Deutsche Wohnen SE	4,815	224,668
E.ON SE	26,940	299,360
Evonik Industries AG	1,751	61,746
Fraport AG Frankfurt Airport ServicesWorldwide	412	40,661
Fresenius Medical Care AG & Co. KGaA	3,248	331,727
Fresenius SE & Co. KGaA	5,768	441,049
GEA Group AG	2,114	89,902
Hannover Rueck SE	793	108,191
HeidelbergCement AG	1,752	172,120
Henkel AG & Co KGaA	1,747	220,094
HOCHTIEF AG	215	40,190
HUGO BOSS AG	951	82,848
Infineon Technologies AG	14,196	381,776
Innogy SE 144A	2,135	101,198

See Notes to Schedules of Investments.	155

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
K+S AG	1,931	$55,771
KION Group AG	713	66,566
LANXESS AG	1,208	92,601
Linde AG*	2,281	481,997
Merck KGaA	2,991	286,980
METRO AG	2,082	36,831
MTU Aero Engines AG	620	104,493
Muenchener Rueckversicherungs-Gesellschaft AG	1,808	420,435
OSRAM Licht AG	1,047	77,046
ProSiebenSat.1 Media SE	2,829	97,987
RTL Group SA	567	47,075
RWE AG*	6,519	161,138
SAP SE	13,287	1,394,894
Siemens AG	9,951	1,269,721
Siemens Healthineers AG* 144A	1,840	75,619
Symrise AG	1,436	115,626
Telefonica Deutschland Holding AG	8,893	41,787
thyssenkrupp AG	4,887	127,610
TUI AG	5,007	107,368
Uniper SE	2,406	73,323
United Internet AG	2,030	127,912
Volkswagen AG	584	116,888
Vonovia SE	6,623	328,433
Wirecard AG	1,403	166,314
Zalando SE* 144A	1,333	72,740

		16,384,995

Hong Kong — 3.2%
AIA Group, Ltd.	145,600	1,244,688
ASM Pacific Technology, Ltd.	3,200	45,083
Bank of East Asia, Ltd. (The)	12,927	51,797
BOC Hong Kong Holdings, Ltd.	43,500	213,401
CK Asset Holdings, Ltd.	34,000	286,928
CK Hutchison Holdings, Ltd.	40,000	480,611
CK Infrastructure Holdings, Ltd.	9,500	77,865
CLP Holdings, Ltd.	26,000	265,096
First Pacific Co., Ltd.	38,000	20,652
Hang Lung Group, Ltd.	12,000	39,354
Hang Lung Properties, Ltd.	26,000	61,023
Hang Seng Bank, Ltd.	8,800	204,464
Henderson Land Development Co., Ltd.	14,278	93,622
HK Electric Investments & HK Electric Investments, Ltd. 144A	86,500	83,878
HKT Trust & HKT, Ltd.	69,000	86,994
Hong Kong & China Gas Co., Ltd.	152,421	314,103
Hong Kong Exchanges and Clearing, Ltd.	14,517	478,147
Hysan Development Co., Ltd.	9,000	47,762
Kerry Properties, Ltd.	9,500	42,959
Li & Fung, Ltd.	86,000	42,396
Link REIT	27,500	235,722
Minth Group, Ltd.	8,000	36,705
MTR Corporation, Ltd.	21,477	115,936
New World Development Co., Ltd.	76,854	109,537
NWS Holdings, Ltd.	21,399	38,977

	Shares	Value
PCCW, Ltd.	102,000	$59,198
Power Assets Holdings, Ltd.	17,500	156,334
Shangri-La Asia, Ltd.	32,000	64,975
Sino Land Co., Ltd.	41,835	67,808
Sun Hung Kai Properties, Ltd.	19,000	301,586
Swire Pacific, Ltd. Class A	6,500	65,823
Swire Properties, Ltd.	13,000	45,723
Techtronic Industries Co., Ltd.	17,500	102,709
WH Group, Ltd. 144A	113,500	121,614
Wharf Holdings, Ltd. (The)	15,000	51,934
Wharf Real Estate Investment Co., Ltd.*	15,000	98,046
Wheelock & Co., Ltd.	10,000	73,351
Yue Yuen Industrial Holdings, Ltd.	8,000	32,052

		5,958,853

Ireland — 0.5%
AIB Group PLC	5,750	34,611
Bank of Ireland Group PLC*	9,604	84,159
CRH PLC	9,682	327,948
DCC PLC	962	88,636
James Hardie Industries PLC CDI	5,216	92,572
Kerry Group PLC Class A	2,819	285,816

		913,742

Israel — 0.4%
Azrieli Group	1,239	59,560
Bank Hapoalim BM	15,980	109,893
Bank Leumi Le-Israel BM	19,282	116,472
Bezeq The Israeli Telecommunication Corporation, Ltd.	44,100	56,523
Check Point Software Technologies, Ltd.*	2,081	206,727
Elbit Systems, Ltd.	512	61,650
Frutarom Industries, Ltd.	340	31,262
Israel Chemicals, Ltd.	12,055	51,177
Mizrahi Tefahot Bank, Ltd.	1,129	21,627
Nice, Ltd.*	1,027	95,959

		810,850

Italy — 1.9%
Assicurazioni Generali SpA	14,076	270,572
Atlantia SpA	4,528	140,306
Enel SpA	105,552	645,895
Eni SpAΔ	31,477	554,476
Intesa Sanpaolo SpAΔ	175,479	641,919
Leonardo SpA	3,992	46,168
Luxottica Group SpA	2,326	144,502
Mediobanca Banca di Credito Finanziario SpA	3,955	46,497
Poste Italiane SpA 144A	1,382	12,624
Prysmian SpA	1,492	46,852
Recordati SpA	2,880	106,259
Snam SpA	19,199	88,254
Telecom Italia SpA*	170,573	158,417
Tenaris SAΔ	5,417	93,639
Terna Rete Elettrica Nazionale SpA	10,305	60,221

156	See Notes to Schedules of Investments.

	Shares	Value
UniCredit SpA*	24,744	$517,178

		3,573,779

Japan — 23.5%
ABC-Mart, Inc.	100	6,588
Acom Co., Ltd.Δ*	3,200	14,255
AEON Co., Ltd.Δ	8,000	142,813
AEON Financial Service Co., Ltd.	800	18,383
AEON Mall Co., Ltd.	900	18,862
AirWater, Inc.	1,000	19,510
Aisin Seiki Co., Ltd.	1,900	103,209
Ajinomoto Co., Inc.	9,400	170,058
Alfresa Holdings Corporation	1,900	42,284
Alps Electric Co., Ltd.	2,100	51,471
Amada Holdings Co., Ltd.	3,200	38,855
ANA Holdings, Inc.	2,200	85,143
Aozora Bank, Ltd.	500	19,900
Asahi Glass Co., Ltd.	2,700	111,776
Asahi Kasei Corporation	15,000	197,218
ASICS Corporation	1,700	31,458
Astellas Pharma, Inc.	28,300	429,267
Bandai Namco Holdings, Inc.	2,400	78,831
Bank of Kyoto, Ltd. (The)Δ	600	33,495
Benesse Holdings, Inc.	900	32,607
Bridgestone Corporation	7,700	334,616
Brother Industries, Ltd.	2,500	58,103
Calbee, Inc.	1,700	56,238
Canon, Inc.	14,400	521,434
Casio Computer Co., Ltd.Δ	2,100	31,301
Central Japan Railway Co.	1,800	340,529
Chiba Bank, Ltd. (The)	9,000	72,318
Chubu Electric Power Co., Inc.	8,200	115,827
Chugai Pharmaceutical Co., Ltd.	3,200	161,797
Chugoku Electric Power Co., Inc. (The)Δ	3,100	37,350
Coca-Cola Bottlers Japan Holdings, Inc.	3,900	161,087
Concordia Financial Group, Ltd.	13,500	74,475
Credit Saison Co., Ltd.	2,000	32,837
CYBERDYNE, Inc.Δ*	1,200	16,984
Dai Nippon Printing Co., Ltd.	2,800	57,839
Daicel Corporation	3,100	33,854
Daifuku Co., Ltd.	1,200	71,839
Dai-ichi Life Holdings, Inc.	12,400	226,371
Daiichi Sankyo Co., Ltd.	8,300	275,042
Daikin Industries, Ltd.	3,000	330,859
Daito Trust Construction Co., Ltd.	800	138,264
Daiwa House Industry Co., Ltd.	7,100	273,577
Daiwa House REIT Investment Corporation	13	31,106
Daiwa Securities Group, Inc.	19,000	121,191
DeNA Co., Ltd.	1,200	21,653
Denso Corporation	6,000	328,180
Dentsu, Inc.	2,500	109,722
Disco Corporation	300	64,706
Don Quijote Holdings Co., Ltd.	1,000	57,422
East Japan Railway Co.	4,300	398,540
Eisai Co., Ltd.	3,800	242,167
Electric Power Development Co., Ltd.	1,800	45,370

	Shares	Value
FamilyMart UNY Holdings Co., Ltd.	1,100	$92,627
FANUC Corporation	2,500	633,429
Fast Retailing Co., Ltd.	700	284,460
Fuji Electric Co., Ltd.	5,000	34,021
FUJIFILM Holdings Corporation	6,000	239,368
Fujitsu, Ltd.	26,000	160,000
Fukuoka Financial Group, Inc.	8,000	43,081
Hachijuni Bank, Ltd. (The)	2,300	12,321
Hakuhodo DY Holdings, Inc.	1,900	26,124
Hamamatsu Photonics KKΔ	1,200	45,336
Hankyu Hanshin Holdings, Inc.	2,600	96,396
Hikari Tsushin, Inc.	200	31,972
Hino Motors, Ltd.	2,100	27,018
Hirose Electric Co., Ltd.	105	14,427
Hisamitsu Pharmaceutical Co., Inc.	900	69,696
Hitachi Chemical Co., Ltd.	1,200	27,348
Hitachi Construction Machinery Co., Ltd.	900	34,721
Hitachi High-Technologies Corporation	600	28,532
Hitachi Metals, Ltd.	2,000	23,646
Hitachi, Ltd.	59,000	427,397
Honda Motor Co., Ltd.	21,200	729,214
Hoshizaki Corporation	600	52,667
Hoya Corporation	4,400	219,369
Hulic Co., Ltd.	5,100	55,647
Idemitsu Kosan Co., Ltd.	1,800	68,427
IHI CorporationΔ	1,500	46,591
Iida Group Holdings Co., Ltd.	2,500	46,708
Inpex Corporation	10,400	128,626
Isetan Mitsukoshi Holdings, Ltd.Δ	3,600	39,720
Isuzu Motors, Ltd.	6,100	93,560
ITOCHU Corporation	21,800	423,380
J. Front Retailing Co., Ltd.	3,400	57,804
Japan Airlines Co., Ltd.	1,200	48,291
Japan Airport Terminal Co., Ltd.	400	15,281
Japan Exchange Group, Inc.	6,600	122,194
Japan Post Bank Co., Ltd.	3,800	50,998
Japan Post Holdings Co., Ltd.	17,600	211,885
Japan Prime Realty Investment Corporation REIT	9	32,057
Japan Real Estate Investment Corporation REIT	13	67,318
Japan Retail Fund Investment Corporation REIT	40	76,763
JFE Holdings, Inc.	6,600	132,955
JGC CorporationΔ	2,000	43,494
JSR Corporation	2,200	49,477
JTEKT Corporation	2,600	38,509
JXTG Holdings, Inc.	37,250	225,345
Kajima Corporation	10,000	92,759
Kakaku.com, Inc.Δ	1,200	20,999
Kamigumi Co., Ltd.	1,000	22,330
Kaneka Corporation	3,000	29,745
Kansai Electric Power Co., Inc. (The)	8,700	111,770
Kansai Paint Co., Ltd.Δ	2,000	46,577
Kao Corporation	6,000	450,035
Kawasaki Heavy Industries, Ltd.	1,500	48,494
KDDI Corporation	22,100	564,209

See Notes to Schedules of Investments.	157

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Keihan Holdings Co., Ltd.	400	$12,330
Keikyu CorporationΔ	3,000	52,159
Keio Corporation	1,400	59,800
Keisei Electric Railway Co., Ltd.	1,500	46,097
Keyence Corporation	1,200	744,777
Kikkoman CorporationΔ	3,600	144,805
Kintetsu Group Holdings Co., Ltd.Δ	1,900	74,014
Kobe Steel, Ltd.*	3,500	35,064
Koito Manufacturing Co., Ltd.	1,200	83,229
Komatsu, Ltd.	10,800	360,017
Konami Holdings Corporation	1,100	57,789
Konica Minolta, Inc.	4,700	40,284
Kose Corporation	400	83,718
Kubota Corporation	12,500	218,740
Kuraray Co., Ltd.	3,800	64,568
KuritaWater Industries, Ltd.	900	28,547
Kyocera Corporation	3,600	203,133
Kyowa Hakko Kirin Co., Ltd.	3,000	65,890
Kyushu Electric Power Co., Inc.	6,800	81,034
Kyushu Financial Group, Inc.	1,200	5,932
Kyushu Railway Co.	1,100	34,218
Lawson, Inc.	600	40,882
LINE Corporation*	500	19,783
Lion Corporation	3,300	66,462
LIXIL Group Corporation	2,600	58,057
M3, Inc.Δ	3,000	134,768
Mabuchi Motor Co., Ltd.	400	19,698
Makita Corporation	2,500	122,175
Marubeni Corporation	19,900	143,988
Marui Group Co., Ltd.Δ	3,000	61,125
Maruichi Steel Tube, Ltd.Δ	400	12,236
Mazda Motor Corporation	6,600	87,241
McDonald’s Holdings Co. Japan, Ltd.	800	37,442
Mebuki Financial Group, Inc.	9,150	35,171
Medipal Holdings Corporation	2,200	45,073
MEIJI Holdings Co., Ltd.	2,300	175,086
Minebea Mitsumi, Inc.	4,000	85,410
MISUMI Group, Inc.	2,800	76,865
Mitsubishi Chemical Holdings Corporation	17,100	165,608
Mitsubishi Corporation	18,800	505,668
Mitsubishi Electric Corporation	23,200	370,986
Mitsubishi Estate Co., Ltd.	16,000	270,438
Mitsubishi Gas Chemical Co., Inc.	2,000	47,911
Mitsubishi Heavy Industries, Ltd.	3,400	130,178
Mitsubishi Materials Corporation	1,200	36,089
Mitsubishi Motors Corporation	8,400	60,076
Mitsubishi Tanabe Pharma Corporation	3,000	58,644
Mitsubishi UFJ Financial Group, Inc.	154,000	1,008,768
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,000	23,458
Mitsui & Co., Ltd.	23,600	404,220
Mitsui Chemicals, Inc.	2,200	69,367
Mitsui Fudosan Co., Ltd.	11,000	266,872
Mitsui OSK Lines, Ltd.	1,300	37,385
Mixi, Inc.	600	22,161
Mizuho Financial Group, Inc.	295,300	531,182

	Shares	Value
MS&AD Insurance Group Holdings, Inc.	5,400	$170,265
Murata Manufacturing Co., Ltd.	2,200	301,245
Nabtesco Corporation	1,000	38,579
Nagoya Railroad Co., Ltd.	1,600	40,539
NEC Corporation	2,900	81,518
Nexon Co., Ltd.*	4,400	72,779
NGK Insulators, Ltd.	3,000	51,708
NGK Spark Plug Co., Ltd.Δ	1,900	45,766
NH Foods, Ltd.	1,500	61,463
Nidec CorporationΔ	2,900	446,699
Nikon Corporation	3,500	62,365
Nintendo Co., Ltd.Δ	1,400	616,550
Nippon Building Fund, Inc. REIT	14	77,365
Nippon Electric Glass Co., Ltd.	600	17,819
Nippon Express Co., Ltd.	1,000	66,914
Nippon Paint Holdings Co., Ltd.	1,900	69,729
Nippon Prologis REIT, Inc.	17	36,587
Nippon Steel & Sumitomo Metal Corporation	9,300	204,215
Nippon Telegraph & Telephone Corporation	8,800	405,244
Nippon Yusen KKΔ	1,700	34,318
Nissan Chemical Industries, Ltd.	1,600	66,463
Nissan Motor Co., Ltd.	28,000	290,513
Nisshin Seifun Group, Inc.	5,500	109,013
Nissin Foods Holdings Co., Ltd.	1,600	110,972
Nitori Holdings Co., Ltd.	900	159,057
Nitto Denko Corporation	1,900	142,458
NOK Corporation	800	15,533
Nomura Holdings, Inc.	58,300	337,127
Nomura Real Estate Holdings, Inc.	2,000	47,216
Nomura Real Estate Master Fund, Inc. REIT	37	51,046
Nomura Research Institute, Ltd.	1,719	81,422
NSK, Ltd.	4,700	62,988
NTT Data Corporation	14,800	157,451
NTT DOCOMO, Inc.	17,400	444,219
Obayashi Corporation	7,300	79,857
Obic Co., Ltd.	700	58,221
Odakyu Electric Railway Co., Ltd.Δ	3,000	60,702
Oji Holdings Corporation	8,000	51,426
Olympus Corporation	3,200	121,498
Omron Corporation	2,100	123,547
Ono Pharmaceutical Co., Ltd.	6,400	198,126
Oracle Corporation	700	56,905
Oriental Land Co., Ltd.	2,900	296,119
ORIX Corporation	20,300	358,000
Osaka Gas Co., Ltd.	4,600	90,764
Otsuka Corporation	1,400	70,523
Otsuka Holdings Co., Ltd.	5,500	275,452
Panasonic Corporation	25,700	367,367
Park24 Co., Ltd.	800	21,443
Persol Holdings Co., Ltd.	2,100	61,083
Pola Orbis Holdings, Inc.	1,400	57,366
Rakuten, Inc.	11,300	95,483
Recruit Holdings Co., Ltd.Δ	12,800	318,120
Renesas Electronics Corporation*	6,000	60,336

158	See Notes to Schedules of Investments.

	Shares	Value
Resona Holdings, Inc.	23,900	$126,233
Ricoh Co., Ltd.	7,700	76,056
Rinnai Corporation	300	28,476
Rohm Co., Ltd.Δ	1,100	104,723
Ryohin Keikaku Co., Ltd.	300	100,653
Santen Pharmaceutical Co., Ltd.Δ	4,300	69,306
SBI Holdings, Inc.	2,400	54,877
Secom Co., Ltd.	2,700	200,968
Seibu Holdings, Inc.	2,300	40,032
Seiko Epson Corporation	3,000	53,315
Sekisui Chemical Co., Ltd.	5,400	94,191
Sekisui House, Ltd.	6,900	125,932
Seven & i Holdings Co., Ltd.	9,300	398,902
Seven Bank, Ltd.	4,800	15,293
Sharp Corporation*	1,400	41,840
Shimadzu Corporation	3,000	84,357
Shimamura Co., Ltd.	200	25,018
Shimano, Inc.	900	129,750
Shimizu Corporation	6,000	53,625
Shin-Etsu Chemical Co., Ltd.	4,700	486,100
Shinsei Bank, Ltd.	400	6,150
Shionogi & Co., Ltd.Δ	4,400	227,061
Shiseido Co., Ltd.	4,600	294,533
Shizuoka Bank, Ltd. (The)	5,000	47,272
Showa Shell Sekiyu KK	2,900	39,274
SMC Corporation	700	283,342
SoftBank Group Corporation	10,700	799,446
Sohgo Security Services Co., Ltd.	600	29,660
Sompo Holdings, Inc.	4,400	177,067
Sony Corporation	15,500	749,617
Sony Financial Holdings, Inc.Δ	2,000	36,389
Stanley Electric Co., Ltd.Δ	1,300	48,015
Start Today Co., Ltd.	2,600	69,444
Subaru Corporation	7,800	255,614
SUMCO Corporation	2,800	73,418
Sumitomo Chemical Co., Ltd.	19,000	110,709
Sumitomo Corporation	15,400	259,211
Sumitomo Dainippon Pharma Co., Ltd.Δ	3,000	50,355
Sumitomo Electric Industries, Ltd.	8,800	134,268
Sumitomo Heavy Industries, Ltd.	1,200	45,505
Sumitomo Metal Mining Co., Ltd.	2,500	105,258
Sumitomo Mitsui Financial Group, Inc.	17,800	745,758
Sumitomo Mitsui Trust Holdings, Inc.	4,300	174,053
Sumitomo Realty & Development Co., Ltd.	5,000	184,907
Sumitomo Rubber Industries, Inc.	2,100	38,525
Sundrug Co., Ltd.	800	36,953
Suntory Beverage & Food, Ltd.	5,200	252,657
Suruga Bank, Ltd.	1,500	20,709
Suzuken Co., Ltd.Δ	900	37,174
Suzuki Motor CorporationΔ	3,900	210,018
Sysmex Corporation	1,700	154,015
T&D Holdings, Inc.	6,200	98,385
Taiheiyo Cement Corporation	1,200	43,588
Taisei Corporation	2,500	126,874

	Shares	Value
Taisho Pharmaceutical Holdings Co., Ltd.	300	$29,491
Taiyo Nippon Sanso Corporation	1,200	18,168
Takashimaya Co., Ltd.	3,000	28,786
Takeda Pharmaceutical Co., Ltd.	10,300	501,714
TDK CorporationΔ	1,600	144,204
Teijin, Ltd.	2,600	48,894
Terumo Corporation	3,600	189,126
THK Co., Ltd.	1,000	41,351
Tobu Railway Co., Ltd.	2,000	60,242
Toho Co., Ltd.	1,600	53,080
Toho Gas Co., Ltd.	300	9,219
Tohoku Electric Power Co., Inc.	5,500	73,450
Tokio Marine Holdings, Inc.	8,400	373,798
Tokyo Electric Power Co. Holdings, Inc.*	16,800	64,734
Tokyo Electron, Ltd.	2,000	376,204
Tokyo Gas Co., Ltd.	4,700	124,628
Tokyo Tatemono Co., Ltd.	2,300	34,650
Tokyu Corporation	7,000	109,074
Tokyu Fudosan Holdings Corporation	5,600	40,788
Toppan Printing Co., Ltd.	5,000	41,023
Toray Industries, Inc.	17,000	160,805
Toshiba Corporation*	78,000	225,779
Tosoh Corporation	3,500	68,681
TOTO, Ltd.Δ	2,000	105,446
Toyo Seikan Group Holdings, Ltd.	2,300	34,196
Toyo Suisan Kaisha, Ltd.	2,700	104,671
Toyoda Gosei Co., Ltd.	500	11,625
Toyota Industries Corporation	2,100	127,099
Toyota Motor Corporation	33,016	2,117,703
Toyota Tsusho Corporation	2,500	84,700
Trend Micro, Inc.	1,500	89,516
Tsuruha Holdings, Inc.	400	57,027
Unicharm Corporation	6,800	193,574
United Urban Investment Corporation REIT	28	43,893
USS Co., Ltd.	2,200	44,453
West Japan Railway Co.	1,900	132,690
Yahoo Japan CorporationΔ	17,200	79,853
Yakult Honsha Co., Ltd.Δ	1,500	110,944
Yamada Denki Co., Ltd.Δ	7,600	45,569
Yamaguchi Financial Group, Inc.	2,000	24,209
Yamaha CorporationΔ	1,800	79,085
Yamaha Motor Co., Ltd.	3,100	92,646
Yamato Holdings Co., Ltd.Δ	4,400	110,346
Yamazaki Baking Co., Ltd.	4,200	87,154
Yaskawa Electric Corporation	3,100	140,571
Yokogawa Electric CorporationΔ	2,500	51,642
Yokohama Rubber Co., Ltd. (The)	1,000	23,147

		43,914,319

Jersey — 1.3%
Experian PLC	16,169	349,682
Ferguson PLC	3,852	289,708
Glencore PLC*	147,035	730,651
Randgold Resources, Ltd.	1,270	105,507

See Notes to Schedules of Investments.	159

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Shire PLC	11,828	$588,677
WPP PLC	19,560	310,841

		2,375,066

Netherlands — 4.6%
ABN AMRO Group NV CVA 144A	4,659	140,485
Aegon NV	21,999	148,423
AerCap Holdings NV*	3,614	183,302
Airbus SE	7,178	830,909
Akzo Nobel NV	2,978	281,370
Altice NV Class A*	7,305	60,372
ArcelorMittal*	7,722	245,268
ASML Holding NVΔ	4,794	950,620
BoskalisWestminster	993	29,105
CNH Industrial NV	11,766	145,393
EXOR NV	1,420	101,081
Ferrari NV	1,448	174,067
Fiat Chrysler Automobiles NV	12,552	256,014
ING Groep NV	50,189	846,950
Koninklijke Ahold Delhaize NV	14,599	345,937
Koninklijke DSM NV	2,211	219,767
Koninklijke KPN NV	40,973	123,205
Koninklijke Philips NV	13,358	511,505
Koninklijke Vopak NVΔ	953	46,792
NN Group NV	4,025	178,831
NXP Semiconductor NV*	4,478	523,926
QIAGEN NV*	4,650	150,327
Randstad Holding NVΔ	1,696	111,699
RELX NV	15,283	316,800
STMicroelectronics NVΔ	7,951	176,939
Unilever NV CVA	22,025	1,243,211
Wolters Kluwer NV	4,696	249,756

		8,592,054

New Zealand — 0.2%
Auckland International Airport, Ltd.	10,774	47,809
Fisher & Paykel Healthcare Corporation, Ltd.	6,808	65,217
Fletcher Building, Ltd.	7,398	32,438
Mercury NZ, Ltd.	4,302	10,059
Meridian Energy, Ltd.	12,874	26,628
Ryman Healthcare, Ltd.	6,330	48,711
Spark New Zealand, Ltd.	18,489	44,862

		275,724

Norway — 0.8%
DNB ASA	10,659	209,953
Gjensidige Forsikring ASA	1,151	21,170
Marine Harvest ASA	9,096	183,862
Norsk Hydro ASA	13,545	80,345
Orkla ASA	25,401	273,746
Schibsted ASA, B SharesΔ	1,488	38,085
Statoil ASAΔ	16,350	386,971
Telenor ASA	10,261	233,347
Yara International ASA	2,045	87,383

		1,514,862

Papua New Guinea — 0.0%
Oil Search, Ltd.	15,218	84,532

	Shares	Value
Portugal — 0.1%
EDP — Energias de Portugal SA	30,694	$116,625
Galp Energia SGPS SA	5,042	95,085
Jeronimo Martins SGPS SA	2,628	47,800

		259,510

Singapore — 1.5%
Ascendas Real Estate Investment Trust	32,500	65,464
CapitaLand Commercial Trust REIT	41,879	58,705
CapitaLand Mall Trust REITΔ	36,600	58,261
CapitaLand, Ltd.	42,200	115,564
City Developments, Ltd.	5,900	58,789
ComfortDelGro Corporation, Ltd.	29,600	46,466
DBS Group Holdings, Ltd.	21,612	456,496
Golden Agri-Resources, Ltd.	115,400	30,937
Hongkong Land Holdings, Ltd.	16,600	114,690
Hutchison Port Holdings Trust Class U	53,700	15,909
Jardine Cycle & Carriage, Ltd.	1,111	29,349
Jardine Matheson Holdings, Ltd.	2,600	160,228
Jardine Strategic Holdings, Ltd.	2,500	96,109
Keppel Corporation, Ltd.	17,700	105,832
Oversea-Chinese Banking Corporation, Ltd.	37,462	369,038
SATS, Ltd.	9,200	36,153
Sembcorp Industries, Ltd.	15,900	38,025
Singapore Airlines, Ltd.	5,600	46,534
Singapore Exchange, Ltd.	7,800	44,034
Singapore Press Holdings, Ltd.Δ	18,400	35,501
Singapore Technologies Engineering, Ltd.	16,100	44,290
Singapore Telecommunications, Ltd.	112,100	289,521
StarHub, Ltd.	10,300	18,131
Suntec Real Estate Investment Trust	26,900	39,001
United Overseas Bank, Ltd.	15,359	323,188
UOL Group, Ltd.	7,561	49,575
Wilmar International, Ltd.	32,600	79,480
Yangzijiang Shipbuilding Holdings, Ltd.	35,300	32,878

		2,858,148

Spain — 3.3%
Abertis Infraestructuras SA	9,296	208,397
ACS Actividades de Construccion y Servicios SA	3,313	129,259
Aena SME SA 144A	901	181,681
Amadeus IT Group SA	6,116	452,603
Banco Bilbao Vizcaya Argentaria SA	85,233	675,009
Banco de Sabadell SA	55,869	114,276
Banco Santander SA	203,829	1,334,138
Bankia SA*	11,453	51,378
Bankinter SAΔ	2,364	24,338
CaixaBank SA	40,595	193,543
Enagas SA	3,584	98,147
Endesa SA	3,605	79,419
Ferrovial SA	6,054	126,575
Gas Natural SDG SA	5,818	138,865
Grifols SA	5,932	168,177

160	See Notes to Schedules of Investments.

	Shares	Value
Iberdrola SA	75,352	$554,093
Industria de Diseno Textil SA	14,320	450,202
International Consolidated Airlines Group SA	9,036	78,233
Mapfre SA	10,729	35,695
Red Electrica Corporation SA	6,258	129,180
Repsol SA	17,667	314,042
Siemens Gamesa Renewable Energy SAΔ	2,932	47,126
Telefonica SA	63,352	627,619

		6,211,995

Sweden — 2.6%
Alfa Laval AB	2,935	69,554
Arjo AB, B Shares*	3,597	10,513
Assa Abloy AB Class B	13,371	289,822
Atlas Copco AB, A Shares	8,156	354,230
Atlas Copco AB, B Shares	5,681	221,818
Boliden AB	2,787	98,070
Electrolux AB, Series B	4,581	144,666
Essity AB*	9,719	269,345
Getinge AB, B SharesΔ	3,597	40,961
Hennes & Mauritz AB, B SharesΔ	11,084	165,585
Hexagon AB, B Shares	2,571	153,460
Husqvarna AB, B Shares	9,740	94,160
ICA Gruppen ABΔ	628	22,265
Industrivarden AB, C Shares	527	12,291
Investor AB, B Shares	6,178	274,449
Kinnevik AB Class B	2,697	97,438
L E Lundbergforetagen AB, B Shares	330	23,723
Lundin Petroleum AB	2,436	61,540
Millicom International Cellular SA SDR	1,082	74,046
Nordea Bank AB	36,242	387,788
Sandvik AB	14,112	258,549
Securitas AB, B Shares	4,765	81,132
Skandinaviska Enskilda Banken AB Class A	18,567	195,071
Skanska AB, B Shares	3,302	67,700
SKF AB, B Shares	3,875	79,387
Svenska Handelsbanken AB, A Shares	17,553	219,708
Swedbank AB, A Shares	10,095	226,838
Tele2 AB, B Shares	3,418	41,161
Telefonaktiebolaget LM Ericsson, B SharesΔ	35,949	228,922
Telia Co. ABΔ	33,087	155,897
Volvo AB, B SharesΔ	20,375	372,952

		4,793,041

Switzerland — 8.0%
ABB, Ltd.	22,627	538,029
Adecco Group AG	1,636	116,532
Barry Callebaut AG	96	187,753
Chocoladefabriken Lindt & Spruengli AG	34	344,120
Cie Financiere Richemont SA	7,743	695,800
Clariant AG*	2,778	66,458
Coca-Cola HBC AG*	8,487	314,076
Credit Suisse Group AG*	31,717	532,688

	Shares	Value
Dufry AGΔ*	216	$28,372
EMS-Chemie Holding AG	12	7,591
Geberit AG	466	206,076
Givaudan SAΔ	83	189,351
Julius Baer Group, Ltd.*	2,414	148,561
Kuehne + Nagel International AG	497	78,280
LafargeHolcim, Ltd.*	6,605	361,593
Lonza Group AG*	1,061	250,225
Nestle SA	41,483	3,278,880
Novartis AG	29,088	2,352,663
Pargesa Holding SA	251	22,271
Partners Group Holding AG	122	90,783
Roche Holding AG	9,136	2,095,772
Schindler Holding AG	280	58,661
SGS SA	61	150,056
Sika AG	18	141,195
Sonova Holding AG	524	83,307
Straumann Holding AG	116	73,189
Swatch Group AG (The)Δ	1,701	269,878
Swiss Life Holding AG*	126	44,902
Swiss Prime Site AG*	335	32,420
Swiss Re AG	3,720	379,688
Swisscom AGΔ	433	214,813
UBS Group AG*	49,666	875,062
Vifor Pharma AG	732	112,876
Zurich Insurance Group AG	1,706	562,745

		14,904,666

United Kingdom — 14.9%
3i Group PLC	11,550	139,407
Admiral Group PLC	2,653	68,666
Anglo American PLCΔ	17,314	403,324
Antofagasta PLC	4,327	55,943
Ashtead Group PLC	5,481	149,449
Associated British Foods PLC	6,840	239,137
AstraZeneca PLC	16,260	1,117,733
Auto Trader Group PLC 144A	14,494	71,244
Aviva PLC	53,312	372,069
Babcock International Group PLC	4,474	41,996
BAE Systems PLC	33,502	274,103
Barclays PLC	203,940	595,934
Barratt Developments PLC	5,701	42,423
Berkeley Group Holdings PLC	1,312	69,745
BHP Billiton PLC	25,662	507,164
BP PLC	250,120	1,687,085
British Land Co. PLC (The) REIT	16,514	148,863
BT Group PLC	115,818	369,669
Bunzl PLC	5,323	156,530
Burberry Group PLC	5,023	119,731
Capita PLCΔ	9,793	19,792
Carnival PLC	3,039	195,601
Centrica PLC	79,677	158,961
Cobham PLC*	19,812	34,140
Coca-Cola European Partners PLC	6,877	286,496
Compass Group PLC	23,000	469,636
ConvaTec Group PLC 144A	23,024	64,236
Croda International PLC	1,285	82,550

See Notes to Schedules of Investments.	161

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Direct Line Insurance Group PLC	17,390	$93,115
easyJet PLC	1,707	38,479
Fresnillo PLC	3,206	57,246
G4S PLC	14,238	49,554
GKN PLC	22,924	148,590
GlaxoSmithKline PLC	65,500	1,272,078
Hammerson PLC REIT	9,324	70,287
Hargreaves Lansdown PLC	3,813	87,522
HSBC Holdings PLC	245,192	2,302,528
IMI PLC	4,102	62,224
InterContinental Hotels Group PLC	3,300	197,712
Intertek Group PLC	2,227	145,775
Investec PLC	10,376	80,189
ITV PLC	47,151	95,446
J Sainsbury PLC	40,758	136,722
John Wood Group PLC	11,264	85,591
Johnson Matthey PLC	2,874	122,608
Kingfisher PLC	39,382	161,557
Land Securities Group PLC REIT	8,412	110,676
Legal & General Group PLC	74,727	270,755
Lloyds Banking Group PLC	870,342	791,687
London Stock Exchange Group PLC	5,129	296,983
Marks & Spencer Group PLCΔ	28,015	106,414
Mediclinic International PLC	7,116	60,039
Meggitt PLC	2,379	14,432
Merlin Entertainments PLC 144A	10,663	51,850
Micro Focus International PLC	6,029	84,187
Mondi PLC	5,463	146,835
National Grid PLC	48,159	542,101
Next PLC	1,784	119,259
Old Mutual PLC	59,692	200,857
Pearson PLC	12,528	132,082
Persimmon PLC	2,646	93,912
Prudential PLC	34,802	869,656
Reckitt Benckiser Group PLC	10,079	850,746
RELX PLC	15,143	311,065
Rio Tinto PLC	15,875	805,562
Rolls-Royce Holdings PLC*	16,262	198,821
Royal Bank of Scotland Group PLC*	41,572	151,232
Royal Dutch Shell PLC, A Shares	54,940	1,738,221
Royal Dutch Shell PLC, B Shares	48,084	1,547,268
Royal Mail PLC	9,538	72,391
RSA Insurance Group PLC	18,313	162,133
Sage Group PLC (The)	16,801	150,964
Schroders PLC	1,895	85,025
Segro PLC REIT	8,051	67,946
Severn Trent PLC	8,421	218,008
Sky PLC	13,562	246,992
Smith & Nephew PLC	16,574	310,050
Smiths Group PLC	6,916	147,113
SSE PLC	17,559	314,997
St. James’s Place PLC	4,906	74,796
Standard Chartered PLC	38,480	385,661
Standard Life Aberdeen PLC	37,077	187,153
Taylor Wimpey PLC	35,050	90,804
Tesco PLC	118,109	341,832
Travis Perkins PLC	1,670	28,955
Unilever PLC	18,385	1,019,679

	Shares	Value
United Utilities Group PLC	8,812	$88,496
Vodafone Group PLC	332,910	910,852
Weir Group PLC (The)	3,356	94,074
Whitbread PLC	1,870	97,066
WM Morrison Supermarkets PLCΔ	47,098	141,311

		27,879,788

Total Foreign Common Stocks (Cost $163,782,615)		178,716,636

FOREIGN PREFERRED STOCKS — 0.6%
Germany — 0.6%
Bayerische MotorenWerke AG
5.26%, 05/18/18	887	83,235
FUCHS PETROLUB SE
2.08%, 05/09/18	942	51,136
Henkel AG & Co KGaA
1.70%, 04/10/18	2,741	360,313
Porsche Automobil Holding SE
2.61%, 05/16/18	1,662	138,542
Schaeffler AG
4.49%, 04/23/18	1,753	27,073
Volkswagen AG
2.47%, 05/04/18	2,174	433,309

		1,093,608

Total Foreign Preferred Stocks (Cost $1,037,672)		1,093,608

MONEY MARKET FUNDS — 5.1%
GuideStone Money Market Fund (Institutional Class)¥	5,047,520	5,047,520
Northern Institutional Liquid Assets Portfolio§	4,454,555	4,454,555
Northern Institutional U.S. Government Portfolio	33,320	33,320

Total Money Market Funds (Cost $9,535,395)		9,535,395

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
1.42%, 06/07/18Ω‡‡
(Cost $299,210)	$300,000	299,089

TOTAL INVESTMENTS — 101.5% (Cost $174,654,892)		189,644,728
Liabilities in Excess of Other Assets — (1.5)%		(2,795,133)

NET ASSETS — 100.0%		$186,849,595

162	See Notes to Schedules of Investments.

Futures Contracts outstanding at March 31, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	06/2018	68	$6,802,040	GSC	$(85,057)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks
Australia	$11,723,422	$—	$11,723,422	$—
Austria	445,181	—	445,181	—
Belgium	1,543,225	—	1,543,225	—
Denmark	2,811,283	—	2,811,283	—
Finland	2,085,845	—	2,085,845	—
France	18,801,756	116,128	18,685,628	—
Germany	16,384,995	75,619	16,309,376	—
Hong Kong	5,958,853	—	5,958,853	—
Ireland	913,742	320,427	593,315	—
Israel	810,850	206,727	604,123	—
Italy	3,573,779	—	3,573,779	—
Japan	43,914,319	43,914,319	—	—
Jersey	2,375,066	—	2,375,066	—
Netherlands	8,592,054	707,228	7,884,826	—
New Zealand	275,724	—	275,724	—
Norway	1,514,862	—	1,514,862	—
Papua New Guinea	84,532	—	84,532	—
Portugal	259,510	—	259,510	—
Singapore	2,858,148	—	2,858,148	—
Spain	6,211,995	—	6,211,995	—
Sweden	4,793,041	—	4,793,041	—
Switzerland	14,904,666	—	14,904,666	—
United Kingdom	27,879,788	465,249	27,414,539	—
Foreign Preferred Stocks
Germany	1,093,608	—	1,093,608	—
Money Market Funds	9,535,395	9,535,395	—	—
U.S. Treasury Obligation	299,089	—	299,089	—

Total Assets — Investments in Securities	$189,644,728	$55,341,092	$134,303,636	$—

See Notes to Schedules of Investments.	163

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Other Financial Instruments***
Futures Contracts	$(85,057)	$(85,057)	$—	$—

Total Liabilities — Other Financial Instruments	$(85,057)	$(85,057)	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

The Fund had securities that transferred from Level 1 to Level 2 of the fair value hierarchy as a result of foreign equities that were valued based on quoted prices at December 31, 2017 that are now being fair valued. The value of the securities that were transferred to Level 2 as of March 31, 2018 is $133,211,452.

There were no transfers between Level 2 and Level 3 during the period ended March 31, 2018.

164	See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS — 2.4%
Consumer Discretionary — 1.2%
Amazon.com, Inc.*	4,055	$5,868,963
MakeMyTrip, Ltd.*Δ	18,071	627,064
Tesla, Inc.*Δ	14,562	3,875,385
Yum China Holdings, Inc.	230,174	9,552,221

		19,923,633

Energy — 0.4%
Oceaneering International, Inc.Δ	319,100	5,916,114

Health Care — 0.4%
Illumina, Inc.*	25,936	6,131,789

Information Technology — 0.4%
MercadoLibre, Inc.	14,034	5,001,577
NVIDIA Corporation	7,838	1,815,203

		6,816,780

Total Common Stocks (Cost $25,800,953)		38,788,316

FOREIGN COMMON STOCKS — 96.6%
Australia — 1.7%
Ansell, Ltd.	26,258	514,039
ASX, Ltd.	2,303	99,806
Aurizon Holdings, Ltd.	261,247	857,071
Australia & New Zealand Banking Group, Ltd.	141,455	2,944,154
Bendigo and Adelaide Bank, Ltd.	38,956	296,607
BHP Billiton, Ltd.	58,894	1,305,416
BlueScope Steel, Ltd.	60,401	710,629
CIMIC Group, Ltd.	56,211	1,934,646
Computershare, Ltd.	5,607	75,192
Dexus REIT	12,849	92,522
Flight Centre Travel Group, Ltd.	10,085	443,959
Fortescue Metals Group, Ltd.	83,752	282,133
Goodman Group REIT	30,218	196,481
GPT Group (The) REIT	23,870	87,484
GPT Group (The) REIT*Y†††	63,198	—
Lend Lease Group	263,744	3,536,023
Macquarie Group, Ltd.	3,242	258,508
Mirvac Group REIT	50,120	83,294
National Australia Bank, Ltd.	18,767	414,310
Newcrest Mining, Ltd.	92,493	1,395,034
Orica, Ltd.	27,825	383,002
Origin Energy, Ltd.*	138,945	937,682
Qantas Airways, Ltd.	235,374	1,061,902
QBE Insurance Group, Ltd.	856,976	6,393,666
REA Group, Ltd.	933	57,283
Rio Tinto, Ltd.	8,019	454,295
Scentre Group REIT	93,514	275,951
South32, Ltd.	650,907	1,635,844
Stockland REIT	41,895	129,996
Suncorp Group, Ltd.	31,433	324,183
Vicinity Centres REIT	52,810	98,158
Westfield Corporation REIT	35,358	231,918

		27,511,188

Austria — 0.6%
ams AG*	14,008	1,470,984

	Shares	Value
Erste Group Bank AG*	148,140	$7,447,494

		8,918,478

Belgium — 0.4%
Ageas	7,838	404,476
Bekaert SA NV	6,708	285,812
bpost SA	27,423	619,515
Groupe Bruxelles Lambert SA	415	47,465
KBC Group NV	7,230	629,581
UCB SA	24,428	1,989,376
Umicore SA	54,240	2,873,375

		6,849,600

Brazil — 0.3%
Cielo SA	708,200	4,438,249

Canada — 0.7%
Canadian National Railway Co.	113,938	8,332,286
Suncor Energy, Inc.	94,514	3,263,809

		11,596,095

China — 3.1%
Alibaba Group Holding, Ltd. ADR*Δ	74,677	13,706,217
Baidu, Inc. ADR*	41,912	9,354,339
Ctrip.com International, Ltd. ADR*	84,827	3,954,635
New Oriental Education & Technology Group, Inc. ADR	56,655	4,965,811
TAL Education Group ADR	118,013	4,377,102
Tencent Holdings, Ltd.	248,500	13,339,373

		49,697,477

Colombia — 0.5%
Ecopetrol SA ADRΔ	451,200	8,721,696

Denmark — 1.3%
Chr. Hansen Holding A/SΔ	16,406	1,419,893
Danske Bank A/S	36,043	1,350,470
Dfds A/S	2,815	158,526
Genmab A/S*	23,240	5,006,941
GN Store Nord A/S	82,956	2,942,270
H Lundbeck A/S	26,249	1,474,313
ISS A/S	170,519	6,332,985
Novozymes A/S, B Shares	28,321	1,474,399
Rockwool International A/S, B Shares	1,154	343,763
TDC A/S*	14,179	117,495
VestasWind Systems A/S	6,069	434,249
William Demant Holding A/S*	6,275	233,745

		21,289,049

Finland — 0.6%
Fortum OYJΔ	261,039	5,607,900
Neste OYJ	25,586	1,780,915
UPM-Kymmene OYJ	65,849	2,441,276

		9,830,091

France — 8.8%
Air France-KLM*	8,516	95,029
Air Liquide SA	120,842	14,829,449
Amundi SA 144A	2,287	183,663
Arkema SA	4,859	634,337
Atos SE	11,069	1,516,556

See Notes to Schedules of Investments.	165

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
BioMerieux	4,476	$368,642
BNP Paribas SA	38,607	2,863,123
Capgemini SE	16,844	2,101,702
Christian Dior SE	24,150	9,546,260
Cie de St-Gobain	172,095	9,087,482
Cie Generale des Etablissements Michelin SCA	22,063	3,266,267
CNP Assurances	12,903	325,726
Eiffage SA	2,391	272,314
Elior Group SA 144A	15,615	339,672
Engie SA	630,042	10,520,752
Essilor International Cie Generale d’Optique SA	6,149	829,504
Eutelsat Communications SA	7,356	145,799
Faurecia SA	8,572	693,613
Gecina SA REIT	674	116,960
Imerys SA	1,295	125,853
Kering SA	12,423	5,958,286
Klepierre REIT	4,327	174,409
L’Oreal SA	59,256	13,383,481
Lagardere SCA	37,421	1,068,899
Orange SA	42,720	726,148
Peugeot SA	208,297	5,015,664
Renault SA	18,764	2,276,971
Rexel SA	4,682	79,312
Sanofi	376,095	30,177,900
Schneider Electric SE*	133,776	11,780,501
Societe BIC SA	989	98,388
Societe Generale SA	134,770	7,319,412
Sodexo SA	19,085	1,920,868
Sopra Steria Group	624	127,363
Teleperformance	1,039	161,125
Thales SA	14,548	1,772,288
TOTAL SA	21,547	1,235,067
Unibail-Rodamco SE REIT	1,666	380,554
Vinci SA	1,202	118,391

		141,637,730

Germany — 9.4%
AIXTRON SE*	60,791	1,176,307
Allianz SE	61,717	13,951,574
Aurubis AG	23,478	1,973,167
BASF SE	36,370	3,688,550
Bayerische Motoren Werke AG	45,435	4,941,955
Beiersdorf AG	83,231	9,432,372
CECONOMY AG	6,068	69,765
Covestro AG 144A	51,826	5,103,158
Daimler AG	156,063	13,296,575
Delivery Hero AG* 144A	42,025	2,029,513
Deutsche Boerse AG	38,708	5,291,514
Deutsche Lufthansa AG	65,209	2,084,571
Deutsche Telekom AG	932,722	15,259,990
Deutsche Wohnen SE	6,238	291,065
Evonik Industries AG	179,602	6,333,373
Fresenius SE & Co. KGaA	5,433	415,433
Hella GmbH & Co. KGaA	5,157	339,492
HOCHTIEF AG	4,824	901,745

	Shares	Value
HUGO BOSS AG	78,200	$6,812,543
Infineon Technologies AG	64,357	1,730,768
Linde AG*	36,798	7,775,762
MorphoSys AG*	11,352	1,161,575
Muenchener Rueckversicherungs-Gesellschaft AG	33,167	7,712,704
OSRAM Licht AG	5,655	416,136
Rheinmetall AG	20,680	2,935,415
Rocket Internet SE* 144A	51,551	1,583,050
RWE AG*	47,509	1,174,338
Salzgitter AG	16,842	861,569
SAP SE	188,231	19,760,844
Scout24 AG 144A	1,915	89,291
Siemens AG	12,496	1,594,456
Software AG	21,034	1,102,642
Suedzucker AG	108,666	1,843,691
Talanx AG	10,019	435,633
TUI AG	106,814	2,290,477
Uniper SE	10,120	308,408
United Internet AG	1,200	75,613
Vonovia SE	8,154	404,355
Wacker Chemie AG	1,946	319,792
Zalando SE* 144A	92,175	5,029,869

		151,999,050

Hong Kong — 3.7%
AIA Group, Ltd.	2,389,800	20,429,632
ASM Pacific Technology, Ltd.	3,100	43,674
China Mobile, Ltd.	1,065,000	9,761,146
CK Asset Holdings, Ltd.	103,500	873,444
CK Hutchison Holdings, Ltd.	1,060,500	12,742,195
CK Infrastructure Holdings, Ltd.	11,000	90,159
Hang Lung Properties, Ltd.	65,000	152,557
Henderson Land Development Co., Ltd.	184,000	1,206,502
Hong Kong Exchanges and Clearing, Ltd.	72,707	2,394,754
Kerry Properties, Ltd.	269,500	1,218,675
Li & Fung, Ltd.	1,068,000	526,499
Link REIT	41,000	351,441
New World Development Co., Ltd.	584,000	832,349
NWS Holdings, Ltd.	138,000	251,361
PCCW, Ltd.	62,000	35,983
Shangri-La Asia, Ltd.	42,000	85,279
Sino Land Co., Ltd.	508,000	823,392
Sun Hung Kai Properties, Ltd.	95,000	1,507,932
WH Group, Ltd. 144A	4,640,000	4,971,694
Wharf Holdings, Ltd. (The)	35,000	121,180
Wheelock & Co., Ltd.	100,000	733,505

		59,153,353

India — 0.6%
Housing Development Finance Corporation, Ltd.	41,635	1,172,780
Tata Consultancy Services, Ltd.	197,462	8,652,757

		9,825,537

166	See Notes to Schedules of Investments.

	Shares	Value
Ireland — 0.7%
Bank of Ireland Group PLC*	512,200	$4,470,831
CRH PLC	175,951	5,947,802
DCC PLC	3,935	362,560

		10,781,193

Italy — 3.8%
A2A SpA	1,889,261	3,613,892
Autogrill SpA	81,387	1,047,732
DiaSorin SpA	1,594	143,584
Enel SpA	3,830,640	23,440,507
Eni SpAΔ	1,452,469	25,585,626
Intesa Sanpaolo SpA	535,958	1,951,426
Luxottica Group SpA	2,977	184,945
Mediobanca Banca di Credito Finanziario SpA	447,300	5,258,638
Moncler SpA	22,291	848,356
Prysmian SpA	3,346	105,072

		62,179,778

Japan — 17.6%
ABC-Mart, Inc.	107,100	7,055,787
Alfresa Holdings Corporation	3,900	86,793
Amada Holdings Co., Ltd.	33,800	410,409
Asahi Intecc Co., Ltd.	9,000	356,515
Astellas Pharma, Inc.	108,500	1,645,778
Bandai Namco Holdings, Inc.	62,800	2,062,741
Brother Industries, Ltd.	56,800	1,320,111
Canon Marketing Japan, Inc.	5,600	151,256
Canon, Inc.	66,950	2,424,307
Citizen Holdings Co., Ltd.	15,400	110,574
Daicel Corporation	59,900	654,140
Daifuku Co., Ltd.	7,600	454,979
Daikin Industries, Ltd.	84,000	9,264,038
Daito Trust Construction Co., Ltd.	1,000	172,830
Daiwa House Industry Co., Ltd.	9,100	350,641
Denso Corporation	137,400	7,515,324
Don Quijote Holdings Co., Ltd.	27,600	1,584,850
Ezaki Glico Co., Ltd.	1,600	83,755
FANUC Corporation	1,100	278,709
Fuji Electric Co., Ltd.	950,000	6,463,982
FUJIFILM Holdings Corporation	194,800	7,771,496
Fujitsu, Ltd.	260,000	1,600,000
Haseko Corporation	160,900	2,448,166
Hitachi High-Technologies Corporation	5,900	280,569
Hitachi, Ltd.	1,540,000	11,155,792
Honda Motor Co., Ltd.	484,100	16,651,529
Hoya Corporation	178,800	8,914,374
Idemitsu Kosan Co., Ltd.	8,900	338,335
Inpex Corporation	474,200	5,864,830
Isuzu Motors, Ltd.	265,500	4,072,139
ITOCHU Corporation	45,900	891,428
Itochu Techno-Solutions Corporation	12,800	267,897
Japan Airlines Co., Ltd.	48,000	1,931,639
Japan Real Estate Investment Corporation REIT	17	88,032
Japan Retail Fund Investment Corporation REIT	45	86,359

	Shares	Value
JFE Holdings, Inc.	67,400	$1,357,755
JTEKT Corporation	5,300	78,500
JXTG Holdings, Inc.	229,000	1,385,342
Kajima Corporation	125,000	1,159,485
Kamigumi Co., Ltd.	13,500	301,452
Kao Corporation	7,900	592,546
Komatsu, Ltd.	11,300	376,684
Kyocera Corporation	5,700	321,628
Kyowa Hakko Kirin Co., Ltd.	26,300	577,634
Kyushu Railway Co.	134,200	4,174,635
M3, Inc.Δ	136,100	6,113,980
Mabuchi Motor Co., Ltd.	2,800	137,888
Marubeni Corporation	12,400	89,721
Matsumotokiyoshi Holdings Co., Ltd.	30,100	1,272,966
McDonald’s Holdings Co. Japan, Ltd.	1,800	84,244
Mebuki Financial Group, Inc.	173,500	666,900
Medipal Holdings Corporation	6,800	139,317
Minebea Mitsumi, Inc.	47,900	1,022,779
Mitsubishi Corporation	59,900	1,611,144
Mitsubishi Electric Corporation	452,700	7,239,031
Mitsubishi Estate Co., Ltd.	22,000	371,853
Mitsubishi Gas Chemical Co., Inc.	42,900	1,027,697
Mitsubishi UFJ Financial Group, Inc.	141,700	928,198
Mitsui Chemicals, Inc.	10,000	315,305
Mitsui Fudosan Co., Ltd.	16,000	388,177
Mixi, Inc.	10,600	391,504
MS&AD Insurance Group Holdings, Inc.	51,000	1,608,054
Nexon Co., Ltd.*	118,000	1,951,788
NGK Insulators, Ltd.	5,000	86,180
NH Foods, Ltd.	12,000	491,706
Nhk Spring Co., Ltd.	47,200	499,037
Nidec CorporationÄ	23,100	3,558,188
Nintendo Co., Ltd.	600	264,236
Nippon Building Fund, Inc. REIT	16	88,417
Nippon Electric Glass Co., Ltd.	14,200	421,709
Nippon Express Co., Ltd.	28,600	1,913,745
Nippon Telegraph & Telephone Corporation	51,000	2,348,574
NOK Corporation	7,800	151,448
NTT DOCOMO, Inc.	27,200	694,411
Obayashi Corporation	97,400	1,065,491
Olympus Corporation	206,500	7,840,421
Omron Corporation	9,400	553,019
Oriental Land Co., Ltd.	22,100	2,256,628
ORIX Corporation	373,200	6,581,550
Otsuka Holdings Co., Ltd.	52,000	2,604,276
Panasonic Corporation	9,500	135,797
Persol Holdings Co., Ltd.	4,000	116,348
Pigeon CorporationΔ	29,500	1,332,151
Pola Orbis Holdings, Inc.	11,600	475,316
Rakuten, Inc.	253,400	2,141,177
Resona Holdings, Inc.	1,023,700	5,406,883
Rohm Co., Ltd.	6,000	571,214
SBI Holdings, Inc.	54,700	1,250,741
Secom Co., Ltd.	150,400	11,194,662
Seibu Holdings, Inc.	357,200	6,217,136

See Notes to Schedules of Investments.	167

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Sekisui Chemical Co., Ltd.	328,800	$5,735,189
Sekisui House, Ltd.	7,300	133,232
Seven & i Holdings Co., Ltd.	11,200	480,398
Shimadzu Corporation	25,900	728,282
Shimamura Co., Ltd.	5,600	700,493
Shimizu Corporation	26,700	238,633
Shionogi & Co., Ltd.	16,000	825,675
Shiseido Co., Ltd.	4,800	307,339
SMC Corporation	15,900	6,435,910
SoftBank Group Corporation	88,200	6,589,822
Sojitz Corporation	219,000	701,837
Sony Corporation	10,700	517,478
Square Enix Holdings Co., Ltd.	14,900	681,951
Start Today Co., Ltd.	47,700	1,274,032
Subaru Corporation	2,500	81,928
SUMCO Corporation	6,600	173,056
Sumitomo Chemical Co., Ltd.	19,000	110,709
Sumitomo Corporation	528,400	8,893,984
Sumitomo Electric Industries, Ltd.	427,400	6,521,159
Sumitomo Heavy Industries, Ltd.	6,400	242,695
Sumitomo Mitsui Financial Group, Inc.	14,700	615,879
Sumitomo Osaka Cement Co., Ltd.Δ	849,000	3,766,064
Sumitomo Realty & Development Co., Ltd.	6,000	221,888
Sysmex Corporation	16,500	1,494,855
Taisei Corporation	32,900	1,669,658
Takeda Pharmaceutical Co., Ltd.	262,300	12,776,664
Terumo Corporation	95,400	5,011,851
THK Co., Ltd.	9,100	376,298
Tokio Marine Holdings, Inc.	209,800	9,336,056
Tokyo Electron, Ltd.	19,200	3,611,560
Toshiba Corporation*	112,000	324,195
Tosoh Corporation	127,600	2,503,912
Toyota Boshoku Corporation	17,600	361,246
Yamaha Motor Co., Ltd.	21,000	627,602

		284,828,302

Jersey — 1.6%
Experian PLC	377,861	8,171,877
IWG PLC	222,639	713,447
Randgold Resources, Ltd.	1,392	115,642
Shire PLC	54,621	2,718,478
WPP PLC	864,978	13,745,916

		25,465,360

Malaysia — 0.4%
CIMB Group Holdings Bhd	3,735,700	6,944,075

Netherlands — 7.0%
ABN AMRO Group NV CVA 144A	40,145	1,210,507
Airbus SE	114,900	13,300,566
ASM International NV	17,655	1,290,997
ASML Holding NVΔ	64,243	12,738,979
ASR Nederland NV	19,494	833,528
CNH Industrial NV	567,251	7,009,541
Ferrari NV	52,659	6,330,230
Fiat Chrysler Automobiles NV	584,996	11,931,752

	Shares	Value
Gemalto NV	3,241	$197,999
ING Groep NV	1,120,434	18,907,560
Koninklijke Ahold Delhaize NV	501,322	11,879,290
Koninklijke DSM NV	6,472	643,297
Koninklijke Philips NV	317,969	12,175,675
Koninklijke Vopak NVΔ	142,900	7,016,394
NN Group NV	20,232	898,907
Philips Lighting NV 144A	27,418	1,030,837
Randstad Holding NV	28,481	1,875,760
RELX NV	17,182	356,164
STMicroelectronics NV	136,355	3,031,806
Wolters Kluwer NV	11,199	595,618

		113,255,407

Nigeria — 0.0%
Afriland Properties PLC*Y†††	364,373	—

Norway — 0.4%
DNB ASA	6,791	133,764
Leroy Seafood Group ASA	147,270	914,447
Marine Harvest ASA	16,972	343,063
Norsk Hydro ASA	175,194	1,039,196
Salmar ASA	27,556	1,134,635
Schibsted ASA, B SharesΔ	43,398	1,110,769
Telenor ASA	85,712	1,949,188

		6,625,062

Portugal — 0.1%
EDP – Energias de Portugal SA	96,013	364,812
Galp Energia SGPS SA	8,937	168,540
Jeronimo Martins SGPS SA	48,978	890,841

		1,424,193

Singapore — 3.3%
Ascendas Real Estate Investment Trust	2,935,400	5,912,690
CapitaLand Commercial Trust REIT	68,000	95,321
CapitaLand Mall Trust REIT	56,200	89,460
DBS Group Holdings, Ltd.	417,300	8,814,357
Jardine Matheson Holdings, Ltd.	68,800	4,239,891
Oversea-Chinese Banking Corporation, Ltd.	14,900	146,780
Sembcorp Industries, Ltd.	14,800	35,394
Singapore Airlines, Ltd.	12,900	107,194
Singapore Exchange, Ltd.	13,600	76,778
Singapore Telecommunications, Ltd.	2,835,500	7,323,246
Suntec Real Estate Investment Trust	61,800	89,602
United Overseas Bank, Ltd.	1,223,658	25,748,481
UOL Group, Ltd.	14,686	96,291
Yangzijiang Shipbuilding Holdings, Ltd.	1,343,400	1,251,220

		54,026,705

South Korea — 0.3%
Celltrion, Inc.*	5,598	1,625,463
Samsung Securities Co., Ltd.	88,100	3,252,402

		4,877,865

168	See Notes to Schedules of Investments.

	Shares	Value
Spain — 4.7%
Abertis Infraestructuras SA	12,295	$275,628
ACS Actividades de Construccion y Servicios SA	7,650	298,469
Amadeus IT Group SA	183,776	13,600,001
Banco Bilbao Vizcaya Argentaria SA	512,182	4,056,263
Banco de Sabadell SA	3,028,393	6,194,366
Banco Santander SA	977,290	6,396,735
Distribuidora Internacional de Alimentacion SAΔ	124,603	529,619
Ebro Foods SAΔ	326,408	8,304,203
Endesa SA	55,765	1,228,514
Iberdrola SA	1,703,391	12,525,704
Industria de Diseno Textil SA	201,242	6,326,778
International Consolidated Airlines Group SA	114,258	986,200
Mapfre SA	441,669	1,469,426
Mediaset Espana Comunicacion SA	21,751	221,569
Melia Hotels International SA	25,166	356,246
Repsol SA	241,632	4,295,165
Telefonica SA	965,529	9,565,358

		76,630,244

Sweden — 2.8%
Alfa Laval AB	68,330	1,619,288
Atlas Copco AB, A Shares	135,154	5,869,982
Atlas Copco AB, B Shares	6,930	270,586
Boliden AB	84,197	2,962,760
Electrolux AB, Series B	66,003	2,084,343
Elekta AB, B SharesΔ	92,647	991,854
Essity AB*	36,037	998,700
Investor AB, B Shares	8,150	362,052
Kinnevik AB Class B	92,007	3,324,050
Sandvik AB	33,533	614,366
Svenska Cellulosa AB SCA Class B	124,738	1,333,024
Svenska Handelsbanken AB, A Shares	276,777	3,464,373
Telefonaktiebolaget LM Ericsson, B SharesΔ	939,816	5,984,709
Telia Co. ABΔ	3,108,120	14,644,637
Volvo AB, B Shares	16,679	305,299

		44,830,023

Switzerland — 7.2%
ABB, Ltd.	558,960	13,291,063
Adecco Group AG	40,094	2,855,897
Aryzta AG*Δ	188,757	4,204,080
Barry Callebaut AG	94	183,842
Bucher Industries AG	259	108,226
Cie Financiere Richemont SA	30,474	2,738,451
Credit Suisse Group AG*	436,460	7,330,357
GAM Holding AG*	24,606	414,324
Georg Fischer AG	423	566,343
Nestle SA	173,704	13,729,830
Novartis AG	307,927	24,905,405
Roche Holding AG	75,990	17,431,888
Sika AG	170	1,333,506
Sonova Holding AG	782	124,325
Straumann Holding AG	1,012	638,514
Swiss Life Holding AG*	4,240	1,510,998

	Shares	Value
Swiss Re AG	17,537	$1,789,944
Temenos Group AG*	19,412	2,327,680
UBS Group AG*	588,778	10,373,636
Zurich Insurance Group AG	34,742	11,460,078

		117,318,387

Taiwan — 1.5%
MediaTek, Inc.	510,100	5,948,280
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	421,816	18,458,668

		24,406,948

Turkey — 0.0%
Yapi ve Kredi Bankasi AS*	1	1

United Kingdom — 13.5%
3i Group PLC	34,312	414,141
AA PLC	448,214	506,220
Ashtead Group PLC	38,606	1,052,660
ASOS PLC*	2,494	243,979
Associated British Foods PLC	35,247	1,232,289
Babcock International Group PLC	457,300	4,292,506
Barclays PLC	1,011,739	2,956,409
Barratt Developments PLC	317,384	2,361,755
BBA Aviation PLC	118,678	534,367
Bellway PLC	25,385	1,086,352
Berkeley Group Holdings PLC	6,690	355,637
BHP Billiton PLC	85,805	1,695,783
BP PLC	1,899,612	12,813,081
British Land Co. PLC (The) REIT	18,907	170,434
BT Group PLC	1,159,091	3,699,599
Burberry Group PLC	39,244	935,439
Close Brothers Group PLC	26,052	525,408
Cobham PLC*	2,831,800	4,879,792
Coca-Cola European Partners PLC	149,700	6,236,502
Compass Group PLC	521,620	10,650,935
Dialog Semiconductor PLC*	29,918	712,513
Dixons Carphone PLC	548,821	1,435,109
G4S PLC	2,808,717	9,775,485
GKN PLC	31,030	201,132
GlaxoSmithKline PLC	1,029,795	19,999,692
Hammerson PLC REIT	15,352	115,727
Hays PLC	68,383	180,902
Howden Joinery Group PLC	13,525	87,546
HSBC Holdings PLC	25,849	242,741
Inchcape PLC	91,314	885,322
Indivior PLC*	277,435	1,585,912
Intermediate Capital Group PLC	66,979	925,123
Investec PLC	126,012	973,860
JD Sports Fashion PLC	86,196	406,549
John Wood Group PLC	780,530	5,930,958
Kingfisher PLC	2,661,798	10,919,496
Land Securities Group PLC REIT	14,472	190,407
Lloyds Banking Group PLC	18,883,460	17,176,910
London Stock Exchange Group PLC	5,849	338,673
Man Group PLC	752,120	1,813,648
Mondi PLC	15,920	427,899
Moneysupermarket.com Group PLC	22,097	88,944
National Grid PLC	893,435	10,056,938

See Notes to Schedules of Investments.	169

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Ocado Group PLC*Δ	145,917	$1,089,232
Old Mutual PLC	365,898	1,231,208
Pearson PLC	14,965	157,775
Persimmon PLC	106,894	3,793,908
Reckitt Benckiser Group PLC	9,734	821,626
RELX PLC	20,897	429,263
Rio Tinto PLC	33,895	1,719,970
Rolls-Royce Holdings PLC*	720,345	8,807,028
Royal Bank of Scotland Group PLC*	107,943	392,678
Royal Dutch Shell PLC, A Shares	61,526	1,946,592
Royal Dutch Shell PLC, B Shares	622,639	20,035,553
Royal Mail PLC	151,983	1,153,518
RPC Group PLC	508,100	5,524,012
Segro PLC REIT	14,592	123,148
Sky PLC	19,585	356,684
Smith & Nephew PLC	78,937	1,476,674
Spectris PLC	2,486	94,090
SSE PLC	303,330	5,441,540
Standard Chartered PLC	180,000	1,804,025
Standard Life Aberdeen PLC	96,917	489,206
Tate & Lyle PLC	77,697	593,421
Taylor Wimpey PLC	593,445	1,537,437
Tesco PLC	5,651,694	16,357,179
Thomas Cook Group PLC	246,616	409,487
Unilever PLC	21,864	1,212,633
Whitbread PLC	2,292	118,971

		218,231,632

Total Foreign Common Stocks (Cost $1,378,086,357)		1,563,292,768

FOREIGN PREFERRED STOCKS — 0.2%
Germany — 0.2%
Bayerische MotorenWerke AG
5.26%, 05/18/18	9,226	865,761
Porsche Automobil Holding SE
2.61%, 05/16/18	2,638	219,900
Sartorius AG
0.45%, 04/06/18	8,704	1,218,003
Schaeffler AG
4.49%, 04/23/18	70,453	1,088,077

		3,391,741

Total Foreign Preferred Stocks (Cost $3,001,094)		3,391,741

MONEY MARKET FUNDS — 8.8%
GuideStone Money Market Fund (Investor Class)¥	69,170,145	69,170,145
Northern Institutional Liquid Assets Portfolio§	72,359,469	72,359,469
Northern Institutional U.S. Government Portfolio	845,238	845,238

Total Money Market Funds (Cost $142,374,852)		142,374,852

	Par	Value
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
1.42%, 06/07/18Ω‡‡ (Cost $2,194,202)	$2,200,000	$2,193,317

TOTAL INVESTMENTS — 108.1%
(Cost $1,551,457,458)		1,750,040,994

	Shares
FOREIGN COMMON STOCKS SOLD SHORT — (4.4)%
Australia — (0.3)%
AMP, Ltd.	(202,357)	(780,932)
AusNet Services	(61,683)	(79,785)
Boral, Ltd.	(42,845)	(247,143)
Challenger, Ltd.	(24,695)	(221,164)
Healthscope, Ltd.	(110,662)	(165,806)
Magellan Financial Group, Ltd.	(66,209)	(1,223,754)
Platinum Asset Management, Ltd.	(92,020)	(416,804)
SEEK, Ltd.	(54,367)	(784,157)
TPG Telecom, Ltd.	(40,123)	(170,473)
Vocus Group, Ltd.	(232,728)	(401,103)

		(4,491,121)

Austria — (0.0)%
ams AG*	(6,451)	(677,421)

Denmark — (0.2)%
AP Moeller — Maersk A/S Class B	(866)	(1,351,462)
Genmab A/S*	(1,836)	(395,557)
Pandora A/S	(10,425)	(1,127,944)

		(2,874,963)

Finland — (0.1)%
Amer Sports OYJ*	(31,688)	(977,897)
Huhtamaki OYJ	(2,215)	(97,195)

		(1,075,092)

France — (0.6)%
Bollore SA	(400,001)	(2,133,763)
Bollore SA NV*	(454)	(2,408)
Edenred	(86,652)	(3,013,978)
Electricite de France SA	(175,797)	(2,545,285)
Getlink SE	(75,938)	(1,083,880)
Iliad SA	(2,082)	(431,025)
JCDecaux SA	(2,159)	(75,080)
Suez	(18,272)	(264,760)

		(9,550,179)

Germany — (0.1)%
GEA Group AG	(3,467)	(147,440)
Innogy SE 144A	(1,983)	(93,993)
ProSiebenSat.1 Media SE	(16,749)	(580,127)
Zalando SE* 144A	(22,127)	(1,207,441)

		(2,029,001)

170	See Notes to Schedules of Investments.

	Shares	Value
Ireland — (0.0)%
James Hardie Industries PLC CDI 2.23%, 12/12/17	(27,486)	$(487,811)

Italy — (0.5)%
BPER Banca	(109,013)	(607,871)
Brembo SpA	(18,258)	(282,238)
Buzzi Unicem SpA	(22,363)	(523,813)
Leonardo SpA	(32,474)	(375,566)
Saipem SpA*	(200,109)	(785,015)
Salvatore Ferragamo SpA	(5,764)	(158,797)
Tenaris SA	(231,093)	(3,994,692)
UniCredit SpA*	(18)	(376)
Unione di Banche Italiane SpA	(200,750)	(917,282)

		(7,645,650)

Japan — (0.7)%
Acom Co., Ltd.*	(128,600)	(572,871)
ASICS Corporation	(5,700)	(105,477)
Bank of Kyoto, Ltd. (The)	(21,200)	(1,183,478)
Calbee, Inc.	(20,500)	(678,164)
Chugoku Electric Power Co., Inc. (The)	(43,300)	(521,692)
Hokuriku Electric Power Co.*	(135,300)	(1,149,487)
Kansai Paint Co., Ltd.	(22,000)	(512,344)
Keikyu Corporation	(25,400)	(441,615)
Kyushu Electric Power Co., Inc.	(17,500)	(208,543)
Marui Group Co., Ltd.	(15,900)	(323,962)
MonotaRO Co., Ltd.	(5,300)	(190,273)
Nagoya Railroad Co., Ltd.	(3,100)	(78,545)
Nankai Electric Railway Co., Ltd.	(3,300)	(82,682)
Nippon Paint Holdings Co., Ltd.	(56,500)	(2,073,516)
Ricoh Co., Ltd.	(127,100)	(1,255,412)
Shimano, Inc.	(1,900)	(273,916)
Sony Financial Holdings, Inc.	(70,200)	(1,277,263)
Suruga Bank, Ltd.	(23,800)	(328,577)
Taiyo Nippon Sanso Corporation	(6,100)	(92,356)
Toho Gas Co., Ltd.	(4,900)	(150,585)
Yamato Holdings Co., Ltd.	(5,600)	(140,441)

		(11,641,199)

Jersey — (0.1)%
Petrofac, Ltd.	(120,387)	(858,746)

Luxembourg — (0.0)%
SES SA 6.87%, 04/23/18	(25,462)	(345,184)

Netherlands — (0.4)%
Altice NV Class A*	(211,947)	(1,751,625)
Ferrari NV	(2,468)	(296,682)
Koninklijke Vopak NV	(23,234)	(1,140,790)
OCI NV*	(69,938)	(1,618,269)
SBM Offshore NV	(53,627)	(859,914)

		(5,667,280)

Norway — (0.1)%
Schibsted ASA Class A	(79,519)	(2,240,259)
Subsea 7 SA	(13,360)	(171,966)

		(2,412,225)

Papua New Guinea — (0.0)%
Oil Search, Ltd.	(58,155)	(323,035)

	Shares	Value
Portugal — (0.0)%
Banco Comercial Portugues SA*	(505,158)	$(169,389)

Spain — (0.2)%
Almirall SA	(13,073)	(154,556)
Bankia SA*	(237,063)	(1,063,454)
Cellnex Telecom SA 144A	(94,361)	(2,522,641)

		(3,740,651)

Sweden — (0.1)%
Millicom International Cellular SA SDR1.98%, 05/07/18	(22,342)	(1,528,967)
Telefonaktiebolaget LM Ericsson, B Shares	(81,976)	(522,020)

		(2,050,987)

Switzerland — (0.2)%
Aryzta AG*	(43,577)	(970,566)
Credit Suisse Group AG*	(49,872)	(837,602)
Vifor Pharma AG	(12,155)	(1,874,329)

		(3,682,497)

United Kingdom — (0.8)%
Admiral Group PLC	(6,239)	(161,480)
Ashmore Group PLC	(14,825)	(79,380)
BTG PLC*	(41,834)	(397,168)
Capita PLC	(86,056)	(173,921)
Cobham PLC*	(370,564)	(638,560)
ConvaTec Group PLC 144A	(467,570)	(1,304,493)
Evraz PLC	(108,988)	(664,607)
Hargreaves Lansdown PLC	(18,297)	(419,982)
Hikma Pharmaceuticals PLC	(33,197)	(564,576)
Inmarsat PLC	(151,738)	(771,529)
John Wood Group PLC	(373,324)	(2,836,751)
Mediclinic International PLC	(20,541)	(173,307)
Pennon Group PLC	(23,230)	(210,014)
Rightmove PLC	(7,366)	(449,651)
Tesco PLC	(743,950)	(2,153,146)
United Utilities Group PLC	(117,056)	(1,175,560)

		(12,174,125)

Total Foreign Common Stocks Sold Short (Proceeds $(67,859,493))		(71,896,556)

FOREIGN PREFERRED STOCKS SOLD SHORT — (0.2)%
Germany — (0.2)%
Sartorius AG 0.45%, 04/06/18 (Proceeds $(1,850,591))	(19,311)	(2,702,305)

Liabilities in Excess of Other Assets — (3.5)%		(57,098,420)

NET ASSETS — 100.0%		$1,618,343,713

See Notes to Schedules of Investments.	171

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Futures Contracts outstanding at March 31, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
AEX Index	04/2018	(10)	$(1,299,355)	BAR	$5,152
CAC40 Index	04/2018	8	507,388	BAR	(6,899)
IBEX 35 Index	04/2018	(85)	(10,010,456)	BAR	126,106
OMX 30 Index	04/2018	(408)	(7,446,789)	BAR	61,331
SGX MSCI Singapore Index	04/2018	56	1,683,652	BAR	30,320
Hang Seng Index	04/2018	4	765,786	BAR	(14,939)
Hang Seng Index	04/2018	74	14,079,815	JPM	(128,768)
SIMSCI Index	04/2018	1	30,012	JPM	523
TOPIX Index®	06/2018	182	29,359,804	BAR	297,581
DAX Index	06/2018	28	10,438,708	BAR	(163,514)
FTSE 100 Index®	06/2018	(32)	(3,139,802)	BAR	36,349
FTSE/MIB Index	06/2018	47	6,347,837	BAR	(109,643)
MSCI EAFE Index E-Mini	06/2018	601	60,118,030	GSC	(846,445)
S&P/TSE 60 Index	06/2018	28	3,938,060	BAR	17,936
Swiss Market Index	06/2018	(20)	(1,792,469)	BAR	30,028
ASX SPI 200 Index	06/2018	(88)	(9,692,177)	BAR	370,074

Total Futures Contracts outstanding at March 31, 2018			$93,888,044		$(294,808)

Forward Foreign Currency Contracts outstanding at March 31, 2018:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/20/18	U.S. Dollars	3,650,365	Swedish Kronor	29,185,143	CITI	$133,372
06/20/18	U.S. Dollars	3,632,690	Swedish Kronor	29,185,143	CITI	115,698
06/20/18	U.S. Dollars	3,622,845	Swedish Kronor	29,185,143	CITI	105,853
06/20/18	U.S. Dollars	3,617,146	Swedish Kronor	29,185,143	CITI	100,153
06/20/18	U.S. Dollars	3,603,357	Swedish Kronor	29,185,143	CITI	86,365
06/20/18	U.S. Dollars	3,594,880	Swedish Kronor	29,185,143	CITI	77,887
06/20/18	U.S. Dollars	3,575,546	Swedish Kronor	29,185,143	CITI	58,553
06/20/18	Japanese Yen	994,536,875	U.S. Dollars	9,342,401	CITI	55,600
06/20/18	U.S. Dollars	3,572,132	Swedish Kronor	29,185,142	CITI	55,139
06/20/18	U.S. Dollars	3,569,926	Swedish Kronor	29,185,143	CITI	52,933
06/20/18	U.S. Dollars	3,569,172	Swedish Kronor	29,185,143	CITI	52,180
06/20/18	U.S. Dollars	1,921,397	Swiss Francs	1,777,188	CITI	49,295
06/20/18	U.S. Dollars	3,565,495	Swedish Kronor	29,185,143	CITI	48,502
06/20/18	U.S. Dollars	1,920,501	Swiss Francs	1,777,188	CITI	48,399
06/20/18	U.S. Dollars	1,917,546	Swiss Francs	1,777,188	CITI	45,445
06/20/18	U.S. Dollars	3,562,215	Swedish Kronor	29,185,143	CITI	45,223
06/20/18	U.S. Dollars	1,916,924	Swiss Francs	1,777,187	CITI	44,824
06/20/18	U.S. Dollars	1,916,391	Swiss Francs	1,777,187	CITI	44,291
06/20/18	U.S. Dollars	3,560,627	Swedish Kronor	29,185,142	CITI	43,634
06/20/18	Japanese Yen	994,536,875	U.S. Dollars	9,354,835	CITI	43,165
06/20/18	U.S. Dollars	1,913,860	Swiss Francs	1,777,188	CITI	41,758
06/20/18	U.S. Dollars	1,912,959	Swiss Francs	1,777,187	CITI	40,859
06/20/18	U.S. Dollars	1,912,654	Swiss Francs	1,777,187	CITI	40,553
06/20/18	U.S. Dollars	1,910,568	Swiss Francs	1,777,187	CITI	38,468
06/20/18	U.S. Dollars	4,258,494	Euro	3,410,000	CITI	36,815
06/20/18	U.S. Dollars	1,476,036	Australian Dollars	1,874,000	CITI	36,395
06/20/18	U.S. Dollars	1,906,024	Swiss Francs	1,777,188	CITI	33,923
06/20/18	U.S. Dollars	1,904,254	Swiss Francs	1,777,188	CITI	32,153

172	See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/20/18	U.S. Dollars	3,546,780	Swedish Kronor	29,185,143	CITI	$29,787
06/20/18	U.S. Dollars	1,895,315	Swiss Francs	1,777,187	CITI	23,215
06/20/18	U.S. Dollars	1,895,139	Swiss Francs	1,777,188	CITI	23,037
06/20/18	Japanese Yen	994,536,875	U.S. Dollars	9,375,383	CITI	22,618
06/20/18	U.S. Dollars	2,047,662	Norwegian Kroner	15,841,286	CITI	21,468
06/20/18	U.S. Dollars	2,926,688	Australian Dollars	3,783,000	CITI	20,519
06/20/18	U.S. Dollars	1,891,849	Swiss Francs	1,777,187	CITI	19,749
06/20/18	Japanese Yen	994,536,875	U.S. Dollars	9,378,521	CITI	19,479
06/20/18	Japanese Yen	994,536,875	U.S. Dollars	9,379,291	CITI	18,710
06/20/18	U.S. Dollars	2,041,152	Norwegian Kroner	15,841,285	CITI	14,958
06/20/18	U.S. Dollars	3,390,586	Euro	2,727,000	CITI	14,481
06/20/18	U.S. Dollars	1,886,376	Swiss Francs	1,777,188	CITI	14,275
06/20/18	U.S. Dollars	1,886,293	Swiss Francs	1,777,187	CITI	14,193
06/20/18	U.S. Dollars	2,039,897	Norwegian Kroner	15,841,285	CITI	13,703
06/20/18	Canadian Dollars	2,416,313	U.S. Dollars	1,864,734	CITI	13,691
06/20/18	U.S. Dollars	2,190,503	Japanese Yen	230,513,000	CITI	12,242
06/20/18	U.S. Dollars	2,037,850	Norwegian Kroner	15,841,286	CITI	11,656
06/20/18	U.S. Dollars	5,782,621	Japanese Yen	610,809,000	CITI	10,705
06/20/18	Canadian Dollars	2,416,313	U.S. Dollars	1,868,815	CITI	9,609
06/20/18	U.S. Dollars	3,064,734	Canadian Dollars	3,930,000	CITI	9,580
06/20/18	U.S. Dollars	611,970	New Zealand Dollars	834,000	CITI	9,398
06/20/18	U.S. Dollars	2,035,328	Norwegian Kroner	15,841,286	CITI	9,134
06/20/18	U.S. Dollars	443,423	Swiss Francs	413,000	CITI	8,366
06/20/18	British Pounds	508,000	U.S. Dollars	707,283	CITI	7,916
06/20/18	U.S. Dollars	1,367,031	Danish Kroner	8,188,000	CITI	7,129
06/20/18	U.S. Dollars	1,592,789	Swiss Francs	1,506,000	CITI	6,359
06/20/18	U.S. Dollars	2,031,265	Norwegian Kroner	15,841,286	CITI	5,071
06/20/18	British Pounds	2,201,000	U.S. Dollars	3,093,671	CITI	5,055
06/20/18	U.S. Dollars	2,030,822	Norwegian Kroner	15,841,285	CITI	4,629
06/20/18	Japanese Yen	994,536,875	U.S. Dollars	9,393,403	CITI	4,598
06/20/18	Singapore Dollars	1,124,000	U.S. Dollars	854,867	CITI	4,042
06/20/18	Singapore Dollars	1,124,000	U.S. Dollars	855,179	CITI	3,730
06/20/18	Canadian Dollars	2,416,312	U.S. Dollars	1,875,953	CITI	2,471
06/20/18	U.S. Dollars	879,775	Hong Kong Dollars	6,869,000	CITI	2,175
06/20/18	U.S. Dollars	2,033,347	Euro	1,641,000	CITI	1,742
06/20/18	U.S. Dollars	646,036	Japanese Yen	68,217,000	CITI	1,411
06/20/18	U.S. Dollars	290,706	Danish Kroner	1,742,000	CITI	1,386
06/20/18	U.S. Dollars	2,027,469	Norwegian Kroner	15,841,286	CITI	1,276
06/20/18	U.S. Dollars	2,027,210	Norwegian Kroner	15,841,286	CITI	1,016
06/20/18	Singapore Dollars	135,000	U.S. Dollars	102,665	CITI	495
06/20/18	Euro	47,714	U.S. Dollars	58,622	CITI	449
06/20/18	U.S. Dollars	141,563	Danish Kroner	850,000	CITI	391
06/20/18	Euro	47,715	U.S. Dollars	58,786	CITI	286
06/20/18	Canadian Dollars	2,416,312	U.S. Dollars	1,878,228	CITI	196
06/20/18	U.S. Dollars	9,674	Swiss Francs	9,000	CITI	194
06/20/18	Singapore Dollars	139,000	U.S. Dollars	106,055	CITI	162
06/20/18	U.S. Dollars	39,543	Norwegian Kroner	308,000	CITI	148
06/20/18	U.S. Dollars	49,944	Hong Kong Dollars	390,000	CITI	116
06/20/18	U.S. Dollars	6,374	Danish Kroner	38,000	CITI	63
06/20/18	U.S. Dollars	3,754	Israeli Shekels	13,000	CITI	29
06/20/18	U.S. Dollars	2,836	Norwegian Kroner	22,000	CITI	22
06/20/18	U.S. Dollars	8,440	Hong Kong Dollars	66,000	CITI	8

Subtotal Appreciation						$2,034,573

06/20/18	Danish Kroner	1,000	U.S. Dollars	167	CITI	$(1)
06/20/18	Danish Kroner	1,000	U.S. Dollars	168	CITI	(2)

See Notes to Schedules of Investments.	173

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/20/18	Swedish Kronor	1,000	U.S. Dollars	123	CITI	$(2)
06/20/18	Euro	47,714	U.S. Dollars	59,079	CITI	(8)
06/20/18	Hong Kong Dollars	659,000	U.S. Dollars	84,217	CITI	(21)
06/20/18	Euro	47,715	U.S. Dollars	59,099	CITI	(27)
06/20/18	U.S. Dollars	4,552	Singapore Dollars	6,000	CITI	(33)
06/20/18	Israeli Shekels	39,000	U.S. Dollars	11,211	CITI	(37)
06/20/18	U.S. Dollars	6,837	Singapore Dollars	9,000	CITI	(41)
06/20/18	U.S. Dollars	18,286	Singapore Dollars	24,000	CITI	(53)
06/20/18	Danish Kroner	39,000	U.S. Dollars	6,546	CITI	(68)
06/20/18	Danish Kroner	192,000	U.S. Dollars	31,959	CITI	(71)
06/20/18	Hong Kong Dollars	380,000	U.S. Dollars	48,626	CITI	(76)
06/20/18	Singapore Dollars	80,000	U.S. Dollars	61,265	CITI	(133)
06/20/18	Euro	47,714	U.S. Dollars	59,207	CITI	(135)
06/20/18	Euro	47,715	U.S. Dollars	59,228	CITI	(156)
06/20/18	Euro	13,000	U.S. Dollars	16,251	CITI	(157)
06/20/18	U.S. Dollars	602,415	New Zealand Dollars	834,000	CITI	(158)
06/20/18	Euro	47,714	U.S. Dollars	59,238	CITI	(166)
06/20/18	Hong Kong Dollars	387,000	U.S. Dollars	49,611	CITI	(167)
06/20/18	Euro	47,714	U.S. Dollars	59,261	CITI	(189)
06/20/18	Euro	47,714	U.S. Dollars	59,283	CITI	(212)
06/20/18	Euro	47,714	U.S. Dollars	59,283	CITI	(212)
06/20/18	Israeli Shekels	368,077	U.S. Dollars	105,697	CITI	(235)
06/20/18	Swedish Kronor	120,000	U.S. Dollars	14,711	CITI	(250)
06/20/18	Euro	47,714	U.S. Dollars	59,361	CITI	(290)
06/20/18	Hong Kong Dollars	727,000	U.S. Dollars	93,199	CITI	(316)
06/20/18	U.S. Dollars	32,055	British Pounds	23,000	CITI	(326)
06/20/18	Canadian Dollars	2,416,312	U.S. Dollars	1,878,768	CITI	(344)
06/20/18	Israeli Shekels	82,000	U.S. Dollars	23,845	CITI	(350)
06/20/18	U.S. Dollars	2,025,765	Norwegian Kroner	15,841,286	CITI	(428)
06/20/18	Euro	47,714	U.S. Dollars	59,516	CITI	(444)
06/20/18	Euro	47,714	U.S. Dollars	59,554	CITI	(483)
06/20/18	Israeli Shekels	368,077	U.S. Dollars	105,949	CITI	(488)
06/20/18	U.S. Dollars	102,631	Singapore Dollars	135,000	CITI	(530)
06/20/18	Israeli Shekels	368,077	U.S. Dollars	106,029	CITI	(567)
06/20/18	Israeli Shekels	368,077	U.S. Dollars	106,029	CITI	(567)
06/20/18	Euro	47,715	U.S. Dollars	59,726	CITI	(654)
06/20/18	Israeli Shekels	368,077	U.S. Dollars	106,172	CITI	(711)
06/20/18	Israeli Shekels	368,077	U.S. Dollars	106,421	CITI	(959)
06/20/18	Danish Kroner	741,000	U.S. Dollars	124,061	CITI	(992)
06/20/18	Israeli Shekels	368,077	U.S. Dollars	106,464	CITI	(1,003)
06/20/18	Israeli Shekels	368,077	U.S. Dollars	106,467	CITI	(1,006)
06/20/18	Israeli Shekels	368,077	U.S. Dollars	106,717	CITI	(1,256)
06/20/18	Israeli Shekels	368,077	U.S. Dollars	106,807	CITI	(1,345)
06/20/18	Israeli Shekels	368,076	U.S. Dollars	107,006	CITI	(1,544)
06/20/18	Israeli Shekels	368,077	U.S. Dollars	107,059	CITI	(1,597)
06/20/18	Israeli Shekels	368,077	U.S. Dollars	107,315	CITI	(1,853)
06/20/18	Hong Kong Dollars	5,877,500	U.S. Dollars	753,490	CITI	(2,567)
06/20/18	Hong Kong Dollars	5,877,500	U.S. Dollars	753,499	CITI	(2,576)
06/20/18	U.S. Dollars	1,554,425	British Pounds	1,105,937	CITI	(2,593)
06/20/18	Euro	842,000	U.S. Dollars	1,045,195	CITI	(2,775)
06/20/18	Danish Kroner	4,107,000	U.S. Dollars	684,940	CITI	(2,830)
06/20/18	U.S. Dollars	1,553,991	British Pounds	1,105,938	CITI	(3,028)
06/20/18	U.S. Dollars	1,552,271	British Pounds	1,105,937	CITI	(4,747)
06/20/18	U.S. Dollars	2,021,338	Norwegian Kroner	15,841,286	CITI	(4,856)
06/20/18	New Zealand Dollars	5,728,000	U.S. Dollars	4,143,582	CITI	(5,050)
06/20/18	Canadian Dollars	2,416,313	U.S. Dollars	1,884,307	CITI	(5,882)

174	See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/20/18	U.S. Dollars	1,551,100	British Pounds	1,105,938	CITI	$(5,919)
06/20/18	Canadian Dollars	2,416,313	U.S. Dollars	1,885,307	CITI	(6,882)
06/20/18	Canadian Dollars	2,416,313	U.S. Dollars	1,886,057	CITI	(7,633)
06/20/18	Australian Dollars	924,000	U.S. Dollars	717,470	CITI	(7,637)
06/20/18	U.S. Dollars	1,549,138	British Pounds	1,105,937	CITI	(7,880)
06/20/18	Canadian Dollars	2,416,312	U.S. Dollars	1,887,884	CITI	(9,460)
06/20/18	U.S. Dollars	2,016,724	Norwegian Kroner	15,841,286	CITI	(9,470)
06/20/18	Danish Kroner	12,245,000	U.S. Dollars	2,044,735	CITI	(11,026)
06/20/18	U.S. Dollars	2,012,351	Norwegian Kroner	15,841,286	CITI	(13,843)
06/20/18	Canadian Dollars	2,416,312	U.S. Dollars	1,892,293	CITI	(13,870)
06/20/18	U.S. Dollars	1,542,630	British Pounds	1,105,938	CITI	(14,390)
06/20/18	U.S. Dollars	1,542,511	British Pounds	1,105,937	CITI	(14,507)
06/20/18	U.S. Dollars	1,542,153	British Pounds	1,105,938	CITI	(14,866)
06/20/18	Swedish Kronor	9,322,000	U.S. Dollars	1,138,617	CITI	(15,258)
06/20/18	Australian Dollars	3,549,143	U.S. Dollars	2,742,327	CITI	(15,811)
06/20/18	U.S. Dollars	1,540,902	British Pounds	1,105,937	CITI	(16,116)
06/20/18	U.S. Dollars	1,540,699	British Pounds	1,105,938	CITI	(16,321)
06/20/18	U.S. Dollars	1,538,802	British Pounds	1,105,938	CITI	(18,217)
06/20/18	New Zealand Dollars	2,791,000	U.S. Dollars	2,035,612	CITI	(19,090)
06/20/18	U.S. Dollars	1,537,013	British Pounds	1,105,938	CITI	(20,006)
06/20/18	U.S. Dollars	1,535,969	British Pounds	1,105,937	CITI	(21,049)
06/20/18	U.S. Dollars	1,534,138	British Pounds	1,105,937	CITI	(22,880)
06/20/18	U.S. Dollars	2,002,785	Norwegian Kroner	15,841,285	CITI	(23,409)
06/20/18	U.S. Dollars	1,533,128	British Pounds	1,105,938	CITI	(23,891)
06/20/18	Canadian Dollars	2,416,313	U.S. Dollars	1,902,743	CITI	(24,319)
06/20/18	Australian Dollars	3,549,143	U.S. Dollars	2,754,057	CITI	(27,541)
06/20/18	Canadian Dollars	2,416,312	U.S. Dollars	1,906,536	CITI	(28,112)
06/20/18	Norwegian Kroner	11,823,000	U.S. Dollars	1,540,743	CITI	(28,511)
06/20/18	Canadian Dollars	2,416,312	U.S. Dollars	1,908,355	CITI	(29,931)
06/20/18	U.S. Dollars	1,526,992	British Pounds	1,105,937	CITI	(30,025)
06/20/18	Australian Dollars	3,549,143	U.S. Dollars	2,756,718	CITI	(30,203)
06/20/18	Canadian Dollars	2,416,313	U.S. Dollars	1,910,914	CITI	(32,490)
06/20/18	Canadian Dollars	2,416,313	U.S. Dollars	1,911,670	CITI	(33,245)
06/20/18	Japanese Yen	994,536,875	U.S. Dollars	9,432,960	CITI	(34,960)
06/20/18	Euro	4,617,000	U.S. Dollars	5,751,788	CITI	(35,808)
06/20/18	Australian Dollars	3,549,142	U.S. Dollars	2,763,504	CITI	(36,989)
06/20/18	Australian Dollars	3,549,143	U.S. Dollars	2,765,059	CITI	(38,543)
06/20/18	Australian Dollars	3,549,143	U.S. Dollars	2,765,787	CITI	(39,271)
06/20/18	Australian Dollars	3,549,143	U.S. Dollars	2,767,295	CITI	(40,779)
06/20/18	Australian Dollars	3,549,143	U.S. Dollars	2,767,785	CITI	(41,269)
06/20/18	Canadian Dollars	2,416,312	U.S. Dollars	1,921,100	CITI	(42,676)
06/20/18	British Pounds	8,806,000	U.S. Dollars	12,443,550	CITI	(45,828)
06/20/18	Swedish Kronor	12,750,000	U.S. Dollars	1,587,766	CITI	(51,311)
06/20/18	Australian Dollars	3,549,142	U.S. Dollars	2,779,929	CITI	(53,414)
06/20/18	Australian Dollars	3,549,143	U.S. Dollars	2,779,983	CITI	(53,468)
06/20/18	Australian Dollars	3,549,143	U.S. Dollars	2,786,272	CITI	(59,757)
06/20/18	Australian Dollars	3,549,143	U.S. Dollars	2,791,074	CITI	(64,559)
06/20/18	Australian Dollars	3,549,143	U.S. Dollars	2,791,198	CITI	(64,683)
06/20/18	Japanese Yen	994,536,875	U.S. Dollars	9,466,631	CITI	(68,631)
06/20/18	Australian Dollars	3,549,143	U.S. Dollars	2,806,258	CITI	(79,742)

Subtotal Depreciation						$(1,523,063)

Total Forward Foreign Currency Contracts outstanding at March 31, 2018						$511,510

See Notes to Schedules of Investments.	175

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at March 31, 2018:

Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
MSCI Switzerland Index, Floating financing rate: 1-Month ICE LIBOR CHF -0.0075 (Monthly)	6/20/2018	GSC	CHF	15,314,053	$226,096	$—	$226,096
MSCI Sweden Index, Floating financing rate: 1-Month STIBOR Interbank Offered Rate - 0.0305 (Monthly)	6/20/2018	GSC	SEK	69,275,536	159,305	—	159,305
MSCI Netherlands Index, Floating financing rate: 1-Month EURIBOR - 0.0055 (Monthly)	6/20/2018	GSC	EUR	2,129,511	45,349	—	45,349
MSCI Australia Index, Floating financing rate: 1-Month ASX Australian Bank Bill Short Term Rates Mid + 0.001 (Monthly)	6/20/2018	GSC	AUD	1,131,319	31,192	—	31,192
MSCI United Kingdom Index, Floating financing rate: BP0001M + 0.0005 (Monthly)	6/20/2018	GSC	GBP	706,247	23,199	—	23,199
MSCI Spain Index, Floating financing rate: 1-Month EURIBOR - 0.005 (Monthly)	6/20/2018	GSC	EUR	707,539	9,037	—	9,037
MSCI Japan Index, Floating financing rate: 1-Month ICE LIBOR JPY - 0.0018 (Monthly)	6/20/2018	GSC	JPY	(991,389,109)	(2,182)		(2,182)
MSCI Italy Index, Floating financing rate: 1-Month EURIBOR - 0.016 (Monthly)	6/20/2018	GSC	EUR	(3,820,495)	(52,647)	—	(52,647)
MSCI Hong Kong Index, Floating financing rate: 1-Month HIBOR + 0.005 (Monthly)	6/20/2018	GSC	HKD	(37,333,905)	(134,727)	—	(134,727)

Total Swap agreements outstanding at March 31, 2018					$304,622	$—	$304,622

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$38,788,316	$38,788,316	$—	$—
Foreign Common Stocks
Australia	27,511,188	—	27,511,188	—	**
Austria	8,918,478	—	8,918,478	—
Belgium	6,849,600	619,515	6,230,085	—
Brazil	4,438,249	4,438,249	—	—
Canada	11,596,095	11,596,095	—	—
China	49,697,477	36,358,104	13,339,373	—
Colombia	8,721,696	8,721,696	—	—
Denmark	21,289,049	—	21,289,049	—
Finland	9,830,091	—	9,830,091	—
France	141,637,730	98,387	141,539,343	—
Germany	151,999,050	—	151,999,050	—
Hong Kong	59,153,353	—	59,153,353	—
India	9,825,537	—	9,825,537	—
Ireland	10,781,193	—	10,781,193	—
Italy	62,179,778	—	62,179,778	—
Japan	284,828,302	284,828,302	—	—

176	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Jersey	$25,465,360	$—	$25,465,360	$—
Malaysia	6,944,075	6,944,075	—	—
Netherlands	113,255,407	197,998	113,057,409	—
Nigeria	—	—	—	—	**
Norway	6,625,062	—	6,625,062	—
Portugal	1,424,193	—	1,424,193	—
Singapore	54,026,705	—	54,026,705	—
South Korea	4,877,865	4,877,865	—	—
Spain	76,630,244	—	76,630,244	—
Sweden	44,830,023	—	44,830,023	—
Switzerland	117,318,387	—	117,318,387	—
Taiwan	24,406,948	24,406,948	—	—
Turkey	1	1	—	—
United Kingdom	218,231,632	6,742,722	211,488,910	—
Foreign Preferred Stocks Germany	3,391,741	—	3,391,741	—
Money Market Funds	142,374,852	142,374,852	—	—
U.S. Treasury Obligation	2,193,317	—	2,193,317	—

Total Assets — Investments in Securities	$1,750,040,994	$570,993,125	$1,179,047,869	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$2,034,573	$—	$2,034,573	$—
Futures Contract	975,400	975,400	—	—
Swap Agreements	494,178	—	494,178	—

Total Assets — Other Financial Instruments	$3,504,151	$975,400	$2,528,751	$—

Liabilities:
Investments in Securities:
Foreign Common Stocks Sold Short
Australia	$(4,491,121)	$—	$(4,491,121)	$—
Austria	(677,421)	—	(677,421)	—
Denmark	(2,874,963)	—	(2,874,963)	—
Finland	(1,075,092)	—	(1,075,092)	—
France	(9,550,179)	(1,086,288)	(8,463,891)	—
Germany	(2,029,001)	—	(2,029,001)	—
Ireland	(487,811)	—	(487,811)	—
Italy	(7,645,650)	—	(7,645,650)	—
Japan	(11,641,199)	(11,641,199)	—	—
Jersey	(858,746)	—	(858,746)	—
Luxembourg	(345,184)	—	(345,184)	—
Netherlands	(5,667,280)	—	(5,667,280)	—
Norway	(2,412,225)	—	(2,412,225)	—
Papua New Guinea	(323,035)	—	(323,035)	—
Portugal	(169,389)	—	(169,389)	—
Spain	(3,740,651)	—	(3,740,651)	—
Sweden	(2,050,987)	—	(2,050,987)	—
Switzerland	(3,682,497)	—	(3,682,497)	—

See Notes to Schedules of Investments.	177

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
United Kingdom	$(12,174,125)	$(173,921)	$(12,000,204)	$—
Foreign Preferred Stocks Sold Short Germany	(2,702,305)	—	(2,702,305)	—

Total Liabilities — Investments in Securities	$(74,598,861)	$(12,901,408)	$(61,697,453)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(1,523,063)	$—	$(1,523,063)	$—
Futures Contract	(1,270,208)	(1,270,208)	—	—
Swap Agreements	(189,556)	—	(189,556)	—

Total Liabilities — Other Financial Instruments	$(2,982,827)	$(1,270,208)	$(1,712,619)	$—

** Level 3 security has zero value.

*** Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding”, “Forward Foreign Currency Contracts outstanding” and “Swap agreement outstanding” disclosures.

The Fund had securities that transferred from Level 1 to Level 2 of the fair value hierarchy as a result of foreign equities that were valued based on quoted prices at December 31, 2017 that are now being fair valued. The value of the securities that were transferred to Level 2 as of March 31, 2018 is $1,097,357,142.

Management has determined that the amount of transfers from Level 2 to Level 1 compared to total net assets is not material; therefore, the amount of transfers from Level 2 to Level 1 is not shown for the period ended March 31, 2018.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending March 31, 2018.

178	See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS — 2.4%
Consumer Discretionary — 1.3%
Liberty Latin America, Ltd.
Class AΔ*	70,743	$1,375,951
Liberty Latin America, Ltd. Class C*	104,069	1,986,677
Yum China Holdings, Inc.	70,737	2,935,586

		6,298,214

Consumer Staples — 0.2%
PriceSmart, Inc.Δ	14,500	1,211,475

Energy — 0.1%
Kosmos Energy, Ltd.*	108,900	686,070

Financials — 0.3%
FirstCash, Inc.	17,000	1,381,250

Information Technology — 0.5%
Cognizant Technology Solutions
Corporation Class A	24,500	1,972,250
Weibo Corporation ADRΔ*	1,984	237,168
YY, Inc. ADR*	1,875	197,250

		2,406,668

Materials — 0.0%
Southern Copper CorporationΔ	4,037	218,725

Total Common Stocks (Cost $13,097,448)		12,202,402

FOREIGN COMMON STOCKS — 86.9%
Argentina — 0.2%
Banco Macro SA ADR	3,460	373,576
Loma Negra Cia Industrial Argentina SA ADR*	19,383	413,246

		786,822

Brazil — 3.8%
Banco BTG Pactual SA*	194,962	1,358,229
Banco do Brasil SA*	143,100	1,778,429
Banco Santander Brasil SA ADRΔ	12,193	146,560
BB Seguridade Participacoes SA	268,000	2,376,035
BR Malls Participacoes SA	25,400	89,630
Cia de Saneamento Basico do Estado de Sao Paulo ADR*	7,177	76,004
Cielo SA	51,600	323,374
Embraer SA ADRΔ	9,071	235,846
Engie Brasil Energia SA	39,000	462,597
Fibria Celulose SA ADR	4,223	82,349
Hypera SA	12,000	131,433
Itausa - Investimentos Itau SA*	25,115	104,904
Kroton Educacional SA	34,900	143,767
Linx SA	159,528	978,009
Lojas Americanas SA*	248,600	1,055,709
M Dias Branco SA*	13,800	213,221
Odontoprev SA	244,700	1,106,596
Porto Seguro SA*	29,900	439,790
PPLA Participations, Ltd.*	20,118	7,922
Qualicorp SA	25,500	172,088
Rumo SA*	352,410	1,403,684
Sul America SA*	98,950	657,876
Suzano Papel e Celulose SA*	28,700	290,003
TIM Participacoes SA ADR	29,959	649,212

	Shares	Value
TOTVS SA	141,600	$1,235,668
Ultrapar Participacoes SA	50,600	1,086,962
Ultrapar Participacoes SA ADR	33,578	725,956
Vale SA ADRΔ*	134,367	1,709,148
WEG SA	10,300	70,540

		19,111,541

Canada — 0.0%
Platinum Group Metals, Ltd.*	43,200	12,574

Chile — 0.6%
Banco de Chile ADRΔ	9,223	927,649
Banco de Credito e Inversiones SA	1,711	126,927
Banco Santander Chile ADR	30,314	1,015,822
Empresas CMPC SA	23,592	89,825
Empresas COPEC SA	16,361	256,840
Enel Americas SA ADR	4,748	55,172
Enel Chile SA ADR	28,613	183,123
Enel Generacion Chile SA ADR	2,770	65,898
Itau CorpBanca	6,645,420	63,824
Latam Airlines Group SA ADRΔ	26,776	412,083

		3,197,163

China — 14.2%
58.com, Inc. ADR*	56,097	4,479,906
Air China, Ltd. Class H	198,000	255,704
Alibaba Group Holding, Ltd. ADRΔ*	89,882	16,496,942
Baidu, Inc. ADR*	11,922	2,660,871
Bank of China, Ltd. Class H	726,000	396,584
Beijing Capital International Airport Co., Ltd. Class H	708,000	956,210
China Communications Services Corporation, Ltd. Class H	660,000	397,128
China Construction Bank Corporation Class H	2,702,000	2,822,250
China Evergrande GroupΔ*	359,000	1,147,480
China Medical System Holdings, Ltd.	24,000	54,981
China Mengniu Dairy Co., Ltd.*	797,000	2,750,509
China Merchants Bank Co., Ltd. Class H	125,000	518,859
China National Building Material Co., Ltd.Δ	828,000	911,029
China Shenhua Energy Co., Ltd. Class H	85,379	214,278
China Southern Airlines Co., Ltd. Class H	174,000	181,841
China Vanke Co., Ltd. Class H	97,700	449,873
Chongqing Rural Commercial Bank Co., Ltd. Class H	790,000	610,680
Country Garden Holdings Co., Ltd.	209,000	436,352
Ctrip.com International, Ltd. ADR*	15,343	715,291
Fuyao Glass Industry Group Co. Class HΔ 144A	334,400	1,293,491
Geely Automobile Holdings, Ltd.	1,479,000	4,333,823
Haitian International Holdings, Ltd.	293,000	890,881
Industrial & Commercial Bank of China, Ltd. Class H	2,668,000	2,325,125
JD.com, Inc. ADRΔ*	51,202	2,073,169
Jiangxi Copper Co., Ltd. Class H	60,000	86,413
Kingsoft Corporation, Ltd.	148,000	476,778

See Notes to Schedules of Investments.	179

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
NetEase, Inc. ADR	3,144	$881,546
New Oriental Education & Technology Group, Inc. ADR	5,106	447,541
People’s Insurance Co. Group of China, Ltd. (The) Class H	327,000	154,654
PICC Property & Casualty Co., Ltd. Class H	686,000	1,212,182
SINA Corporation	2,218	231,271
Sinopec Shanghai Petrochemical Co., Ltd. Class H	502,000	306,746
Sunac China Holdings, Ltd.	49,000	192,555
Sunny Optical Technology Group Co., Ltd.	57,500	1,078,948
TAL Education Group ADR	8,970	332,697
Tencent Holdings, Ltd.	270,900	14,541,795
Tingyi Cayman Islands Holding Corporation	1,366,000	2,833,595
TravelSky Technology, Ltd. Class H	82,000	239,513
Vipshop Holdings, Ltd. ADRΔ*	15,320	254,618
Weichai Power Co., Ltd. Class H	748,000	845,949

		71,490,058

Colombia — 0.2%
Bancolombia SA	68,632	742,310

Egypt — 0.3%
Arabian Food Industries Co. DOMTY*	85,130	50,546
Commercial International Bank Egypt SAE	149,341	753,990
Commercial International Bank Egypt SAE GDR	63,067	320,380
Edita Food Industries SAE	384,792	436,520
Edita Food Industries SAE GDR	15,770	78,850

		1,640,286

Hong Kong — 7.2%
AAC Technologies Holdings, Inc.	65,500	1,200,259
AIA Group, Ltd.	962,758	8,230,308
ANTA Sports Products, Ltd.	300,000	1,531,443
China Everbright International, Ltd.	64,000	90,367
China Mobile, Ltd.	537,500	4,926,400
China Overseas Land & Investment, Ltd.	1,112,000	3,899,550
China Resources Land, Ltd.	204,000	749,631
China Taiping Insurance Holdings Co., Ltd.	173,800	583,835
CNOOC, Ltd.	760,000	1,125,324
CSPC Pharmaceutical Group, Ltd.	700,000	1,886,860
Far East Horizon, Ltd.	42,000	44,609
Fosun International, Ltd.	114,000	250,124
GCL-Poly Energy Holdings, Ltd.*	1,693,000	211,576
Haier Electronics Group Co., Ltd.*	792,000	2,839,451
Hengan International Group Co., Ltd.	153,889	1,434,588
Nine Dragons Paper Holdings, Ltd.	438,000	663,834
Sihuan Pharmaceutical Holdings Group, Ltd.Δ	211,000	63,096
Sino Biopharmaceutical, Ltd.	1,221,000	2,426,606
Sun Art Retail Group, Ltd.	882,000	1,032,129
WH Group, Ltd. 144A	3,061,000	3,279,818

		36,469,808

	Shares	Value
Hungary — 0.6%
OTP Bank PLC	65,968	$2,964,066

India — 6.6%
Axis Bank, Ltd.	492,289	3,884,477
Axis Bank, Ltd. GDRΔ	971	38,549
Bajaj Auto, Ltd.	13,052	551,876
Bharat Heavy Electricals, Ltd.	631,457	794,141
Bharat Petroleum Corporation, Ltd.	66,201	437,015
Dabur India, Ltd.	155,855	788,120
GAIL India, Ltd.	95,225	482,135
Godrej Consumer Products, Ltd.	39,915	672,830
Grasim Industries, Ltd.	18,593	301,597
HCL Technologies, Ltd.	26,823	398,345
HDFC Bank, Ltd.Y†††	136,410	4,064,141
Hero MotoCorp, Ltd.	26,898	1,468,371
Hindalco Industries, Ltd.	88,593	295,238
Hindustan Petroleum Corporation, Ltd.	28,273	150,782
Hindustan Unilever, Ltd.	16,075	329,988
Housing Development Finance Corporation, Ltd.	70,343	1,981,430
Indian Oil Corporation, Ltd.	209,486	571,234
Infosys, Ltd.	136,012	2,379,966
Infosys, Ltd. ADRΔ	130,650	2,332,102
JSW Steel, Ltd.	49,472	220,582
Kotak Mahindra Bank, Ltd.	286,603	4,628,370
Motherson Sumi Systems, Ltd.	15,108	72,599
NTPC, Ltd.	24,176	63,208
Power Finance Corporation, Ltd.	170,131	224,940
Quess Corporation, Ltd.* 144A	31,614	498,288
Reliance Industries, Ltd.	22,588	308,312
Tata Consultancy Services, Ltd.	82,602	3,619,608
Tata Steel, Ltd.	99,055	876,482
Tech Mahindra, Ltd.	87,513	860,384
Wipro, Ltd.	27,305	118,282

		33,413,392

Indonesia — 2.1%
PT Adaro Energy Tbk	6,225,300	969,963
PT Astra International Tbk	578,500	307,649
PT Bank Central Asia Tbk	3,254,000	5,527,852
PT Bank Mandiri Persero Tbk	646,600	362,582
PT Bank Negara Indonesia Persero Tbk	2,107,200	1,334,475
PT Bank Rakyat Indonesia Persero Tbk*	3,212,000	842,956
PT Indofood Sukses Makmur Tbk	493,035	258,477
PT United Tractors Tbk	402,969	940,120
PT Waskita Karya Persero Tbk	338,800	61,120

		10,605,194

Isle of Man — 0.0%
NEPI Rockcastle PLC	15,777	153,743

Kenya — 0.3%
Equity Group Holdings, Ltd.	2,882,347	1,541,820

Malaysia — 1.5%
AirAsia Bhd	940,600	955,677
CIMB Group Holdings Bhd	450,800	837,966

180	See Notes to Schedules of Investments.

	Shares	Value
Hong Leong Bank Bhd.	101,100	$491,386
Malayan Banking Bhd	786,100	2,154,255
Malaysia Airports Holdings	428,700	980,867
Petronas Chemicals Group Bhd	35,699	76,234
Public Bank Bhd	278,000	1,724,922
Sime Darby Plantation Bhd*	31,700	45,239
Westports Holdings Bhd	239,500	222,287

		7,488,833

Mexico — 3.7%
America Movil SAB de CV Series L	1,252,245	1,188,186
America Movil SAB de CV Series L ADR	195,425	3,730,663
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	26,966	193,346
Fibra Uno Administracion SA de CV REIT	181,600	273,299
Gentera SAB de CVΔ	129,349	94,344
Grupo Aeroportuario del Pacifico SAB de CV	18,800	185,756
Grupo Financiero Banorte SAB de CV Series O	764,087	4,670,681
Grupo Financiero Inbursa SAB de CV Series O	784,800	1,298,935
Kimberly-Clark de Mexico SAB de CV Series A	274,240	513,484
Megacable Holdings SAB de CV	342,400	1,581,481
Mexichem SAB de CV	328,700	1,005,988
Telesites SAB de CV*	436,916	342,948
Wal-Mart de Mexico SAB de CV	1,363,182	3,468,691

		18,547,802

Morocco & Antilles — 0.3%
Attijariwafa Bank	24,657	1,340,776

Netherlands — 0.0%
Yandex NV Class A*	2,269	89,512

Nigeria — 1.1%
Dangote Cement PLC	3,889,530	2,809,105
FCMB Group PLC	10,033,018	66,330
Guaranty Trust Bank PLC	17,983,238	2,239,599
Nestle Nigeria PLC	147,659	566,026

		5,681,060

Peru — 0.8%
Credicorp, Ltd.	18,387	4,174,585

Philippines — 0.8%
Ayala Land, Inc.	131,200	103,824
BDO Unibank, Inc.	50,040	134,183
International Container Terminal Services, Inc.	78,330	150,810
JG Summit Holdings, Inc.	130,840	157,730
Jollibee Foods Corporation	28,060	161,728
Metro Pacific Investments Corporation	308,400	31,098
Puregold Price Club, Inc.	332,200	333,935
Security Bank Corporation	31,870	147,409
SM Investments Corporation	22,185	392,609
SM Prime Holdings, Inc.	177,300	115,274

	Shares	Value
Universal Robina Corporation	833,130	$2,429,570

		4,158,170

Poland — 1.3%
Alior Bank SA*	19,178	412,984
Bank Zachodni WBK SA	1,093	115,862
CCC SA	497	33,949
Cyfrowy Polsat SA	18,208	132,854
Jastrzebska Spolka Weglowa SA*	38,362	909,514
LPP SA	108	274,542
PGE Polska Grupa Energetyczna SA*	134,081	388,618
Polski Koncern Naftowy ORLEN SA	83,429	2,053,462
Polskie Gornictwo Naftowe i Gazownictwo SA	174,383	288,241
Powszechna Kasa Oszczednosci Bank Polski SA*	125,713	1,488,524
Powszechny Zaklad Ubezpieczen SA	17,836	218,113
Tauron Polska Energia SA*	339,731	241,348

		6,558,011

Portugal — 0.6%
Jeronimo Martins SGPS SA	160,338	2,916,323

Qatar — 0.0%
Qatar National Bank QPSC	3,676	131,694

Romania — 0.2%
Banca Transilvania SA	1,593,632	1,102,408

Russia — 3.9%
Gazprom PJSC ADR	193,596	944,002
Lenta, Ltd. GDR*	181,463	1,079,705
LUKOIL PJSC ADR	16,867	1,164,557
Magnit PJSC GDR	177,659	3,296,414
MMC Norilsk Nickel PJSC ADR	13,988	259,626
Mobile TeleSystems PJSC ADR	12,182	138,753
Novatek PJSC GDR	18,394	2,523,442
Novolipetsk Steel PJSC GDR	37,091	927,158
Rosneft Oil Co. PJSC GDR	27,856	153,010
Sberbank of Russia PJSC ADR	357,933	6,685,258
Severstal PJSC GDR	104,971	1,587,097
Surgutneftegas OJSC ADR	42,924	210,334
Tatneft PJSC ADRΔ	12,952	820,302

		19,789,658

South Africa — 6.3%
Aspen Pharmacare Holdings, Ltd.	70,589	1,548,838
Barclays Africa Group, Ltd.	43,926	703,523
Bid Corporation, Ltd.	171,965	3,731,664
Coronation Fund Managers, Ltd.	32,243	219,896
Exxaro Resources, Ltd.	177,839	1,641,481
Fortress REIT, Ltd. Class B	40,299	40,687
Foschini Group, Ltd. (The)	10,525	198,528
Growthpoint Properties, Ltd. REIT	170,095	408,185
Imperial Holdings, Ltd.Δ	27,064	533,494
MMI Holdings, Ltd.	62,451	116,438
Mondi, Ltd.	7,423	202,041
Mr Price Group, Ltd.	52,753	1,268,598
MTN Group, Ltd.	142,435	1,431,960
Naspers, Ltd. N Shares	63,103	15,442,127

See Notes to Schedules of Investments.	181

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Pick n Pay Stores, Ltd.Δ	318,009	$1,841,101
PSG Group, Ltd.	10,120	192,490
Redefine Properties, Ltd. REIT	190,199	186,203
Remgro, Ltd.	16,085	301,499
RMB Holdings, Ltd.Δ	34,462	224,725
Standard Bank Group, Ltd.	23,788	439,565
Tiger Brands, Ltd.	16,952	530,570
Woolworths Holdings, Ltd.	66,522	337,223

		31,540,836

South Korea — 13.0%
AMOREPACIFIC Group	669	89,125
BNK Financial Group, Inc.	8,953	87,355
Celltrion, Inc.*	5,446	1,581,351
Coway Co., Ltd.	489	41,197
DB Insurance Co., Ltd.	1,503	91,655
DGB Financial Group, Inc.	4,823	52,714
E-MART, Inc.	6,125	1,571,618
GS Retail Co., Ltd.	42,753	1,309,584
Hana Financial Group, Inc.	34,276	1,471,176
Hanssem Co., Ltd.	10,119	1,466,728
Hanwha Chemical Corporation	11,370	317,878
Hanwha Corporation	16,128	592,374
Hanwha Life Insurance Co., Ltd.	101,588	589,952
Hotel Shilla Co., Ltd.	5,905	531,278
Hyundai Development Co-Engineering & Construction	3,715	134,010
Hyundai Marine & Fire Insurance Co., Ltd.	23,157	845,114
KB Financial Group, Inc.	12,528	713,434
KIWOOM Securities Co., Ltd.	9,055	921,726
Korea Investment Holdings Co., Ltd.	14,182	1,100,339
KT Corporation ADR	20,201	276,754
LG Chem, Ltd.	326	117,903
LG Corporation	19,225	1,552,934
LG Electronic, Ltd.	26,659	2,738,681
Lotte Chemical Corporation	1,467	595,939
Medy-Tox, Inc.	224	153,852
NAVER Corporation	4,380	3,254,489
NCSoft Corporation	1,276	502,786
NH Investment & Securities Co., Ltd.	15,254	202,499
OCI Co., Ltd.	8,320	1,225,481
POSCO	2,263	691,065
Samsung Electronics Co., Ltd.	9,017	20,818,873
Samsung Fire & Marine Insurance Co., Ltd.	20,086	5,097,348
Samsung SDS Co., Ltd.	3,685	883,308
Shinhan Financial Group Co., Ltd.	109,436	4,692,021
SK Hynix, Inc.	85,731	6,539,010
SK Innovation Co., Ltd.	2,082	412,142
SK Telecom Co., Ltd.	7,315	1,602,451
Woori Bank	33,012	453,725

		65,319,869

Switzerland — 0.5%
Cie Financiere Richemont SA	30,316	2,724,252

Taiwan — 7.7%
Advanced Semiconductor Engineering, Inc.	38,000	54,673

	Shares	Value
AU Optronics Corporation	108,000	$50,561
Catcher Technology Co., Ltd.	139,000	1,692,389
Cathay Financial Holding Co., Ltd.	298,185	530,775
Chailease Holding Co., Ltd.	177,000	625,270
China Airlines, Ltd.*	1,853,000	676,834
China Development Financial Holding Corporation	718,000	256,103
China Life Insurance Co., Ltd.	364,643	375,186
Compal Electronics, Inc.	276,430	187,719
CTBC Financial Holding Co., Ltd.	1,294,173	940,991
E.Sun Financial Holding Co., Ltd.	106,000	70,892
Eva Airways Corporation	410,000	209,521
Evergreen Marine Corporation Taiwan, Ltd.*	1,227,000	635,446
First Financial Holding Co., Ltd.	1,334,269	926,671
Formosa Chemicals & Fibre Corporation	136,000	506,088
Fubon Financial Holding Co., Ltd.	376,000	646,075
General Interface Solution Holding, Ltd.	7,000	43,214
Globalwafers Co., Ltd.	4,000	64,478
Hiwin Technologies Corporation	82,000	1,172,754
Hon Hai Precision Industry Co., Ltd.	391,778	1,228,127
Lite-On Technology Corporation	367,883	512,894
MediaTek, Inc.	52,000	606,372
Mega Financial Holding Co., Ltd.	107,000	92,112
Micro-Star International Co., Ltd.	21,000	68,855
Nanya Technology Corporation	36,000	113,345
Nien Made Enterprise Co., Ltd.	17,000	163,546
Novatek Microelectronics Corporation	66,000	298,796
Phison Electronics Corporation	105,000	1,116,370
Pou Chen Corporation	173,000	231,402
Powertech Technology, Inc.	249,000	778,846
Realtek Semiconductor Corporation	185,000	818,500
Shin Kong Financial Holding Co., Ltd.	1,288,000	508,008
Siliconware Precision Industries Co., Ltd.	64,920	113,110
Synnex Technology International Corporation	34,000	50,842
Taiwan Cooperative Financial Holding Co., Ltd.	410,000	241,863
Taiwan Semiconductor Manufacturing Co., Ltd.	1,369,000	11,550,365
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	227,955	9,975,311
Teco Electric and Machinery Co., Ltd.	100,000	84,714
Uni-President Enterprises Corporation	170,000	399,389

		38,618,407

Thailand — 3.8%
Airports of Thailand PCL NVDR	226,200	488,279
Bangkok Bank PCL NVDR	11,870	74,781
Bangkok Dusit Medical Services PCL	5,116,500	3,845,147
Bumrungrad Hospital PCL NVDR	20,400	138,957
Central Pattana PCL	1,731,700	4,319,559
Central Pattana PCL NVDR	31,000	77,326
CP ALL PCL	1,210,500	3,406,588
Home Product Center PCL NVDR	762,800	346,395
Indorama Ventures PCL NVDR	327,100	598,864

182	See Notes to Schedules of Investments.

	Shares	Value
Kasikornbank PCL NVDR	25,900	$175,593
Krung Thai Bank PCL NVDR	1,049,835	634,534
PTT Exploration & Production PCL NVDR	17,000	62,248
PTT Global Chemical PCL NVDR	1,071,854	3,239,213
PTT PCL NVDR	6,800	120,038
Siam Cement PCL (The) NVDR	2,100	33,579
Siam Commercial Bank PCL (The) NVDR	9,700	44,359
Thai Oil PCL NVDR	486,862	1,428,513
TOA Paint Thailand PCL*	40,825	51,570

		19,085,543

Turkey — 3.5%
Akbank TAS	326,726	790,874
BIM Birlesik Magazalar AS	51,453	937,691
Coca-Cola Icecek AS	127,303	1,157,740
Eregli Demir ve Celik Fabrikalari TAS	63,388	168,379
Ford Otomotiv Sanayi AS	58,790	928,349
Haci Omer Sabanci Holding AS	23,145	61,598
KOC Holding AS	156,578	648,489
MLP Saglik Hizmetleri AS* 144A	73,926	330,908
TAV Havalimanlari Holding AS	116,007	702,164
Tofas Turk Otomobil Fabrikasi AS	70,173	480,946
Turk Hava Yollari AO*	457,585	2,216,422
Türkiye Garanti Bankasi AS	1,848,331	5,125,273
Türkiye Halk Bankasi AS	112,318	254,796
Türkiye Is Bankasi Class C	386,783	699,980
Turkiye Vakiflar Bankasi TAO Class D	348,630	575,262
Ulker Biskuvi Sanayi AS	118,765	668,285
Yapi ve Kredi Bankasi AS*	1,642,193	1,848,107

		17,595,263

United Arab Emirates — 0.1%
ADES International Holding, Ltd.* 144A	27,527	417,722

United Kingdom — 1.7%
Global Ports Investments PLC GDR*	49,037	189,283
Hikma Pharmaceuticals PLC	93,570	1,591,331
Mediclinic International PLC	488,398	4,120,682
Tullow Oil PLC*	935,851	2,579,871

		8,481,167

Total Foreign Common Stocks (Cost $373,208,398)		437,890,668

FOREIGN PREFERRED STOCKS — 4.3%
Brazil — 2.9%
Banco Bradesco SA ADR
0.00%, 04/06/18*	156,006	1,853,351
Cia Brasileira de Distribuicao
0.00%, 04/02/18*	49,400	995,796
Cia Brasileira de Distribuicao ADR
0.00%, 04/05/18*	20,418	412,444
Itau Unibanco Holding SA ADR
0.35%, 04/02/18	181,742	2,835,175

	Shares	Value
Itausa - Investimentos Itau SA
0.44%, 03/01/18	1,307,381	$5,460,868
Lojas Americanas SA
0.00%, 01/05/18*	96,999	553,533
Petroleo Brasileiro SA
0.00%, 04/03/14*	353,700	2,293,755

		14,404,922

Chile — 0.2%
Embotelladora Andina SA ADR Class B
2.38%, 05/24/18Δ	29,544	864,753
Sociedad Quimica y Minera de Chile SA ADR
0.92%, 12/06/17Δ	3,726	183,133

		1,047,886

Colombia — 0.1%
Bancolombia SA ADR 3.32%, 03/26/18	9,370	393,727

South Korea — 1.1%
Samsung Electronics Co., Ltd.
2.12%, 03/29/18	2,796	5,351,196
Samsung Fire & Marine Insurance Co., Ltd.
5.47%, 12/27/17	2,090	361,765

		5,712,961

Total Foreign Preferred Stocks (Cost $17,609,514)		21,559,496

MONEY MARKET FUNDS — 5.7%
GuideStone Money Market Fund (Investor Class)¥	13,025,828	13,025,828
Northern Institutional Liquid Assets Portfolio§	2,342,556	2,342,556
Northern Institutional U.S. Government Portfolio	13,124,740	13,124,740

Total Money Market Funds (Cost $28,493,124)		28,493,124

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
1.42%, 06/07/18Ω‡‡ (Cost $1,196,838)	$1,200,000	1,196,355

TOTAL INVESTMENTS — 99.5% (Cost $433,605,322)		501,342,045
Other Assets in Excess of Liabilities — 0.5%		2,372,495

NET ASSETS — 100.0%		$503,714,540

See Notes to Schedules of Investments.	183

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Futures Contracts outstanding at March 31, 2018:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
Bovespa Index	04/2018	(55)	$(1,428,789)	GSC	$(54,145)
TAIEX	04/2018	25	1,877,251	GSC	(1,059)
SGX MSCI Singapore Index	04/2018	49	1,473,195	BAR	27,615
HSCEI Index	04/2018	31	2,379,070	BAR	(26,965)
HSCEI Index	04/2018	52	3,965,852	GSC	(56,451)
MSCI Taiwan Index	04/2018	20	817,200	GSC	5,709
MSCI Taiwan Index	04/2018	98	3,995,460	BAR	5,217
SGX Nifty 50 Index	04/2018	(293)	(6,002,105)	GSC	(88,636)
TA-35 Index	04/2018	49	2,006,351	GSC	(18,075)
BIST 30 Index	04/2018	4	14,255	JPM	(185)
FTSE Bursa Malaysia KLCI Index	04/2018	15	361,621	BAR	613
KOSPI 200 Index	06/2018	11	814,500	GSC	331
KOSPI 200 Index	06/2018	127	9,403,767	BAR	204,152
KOSPI 200 Index	06/2018	8	592,363	JPM	12,860
Mexican Bolsa Index	06/2018	2	51,003	BAR	(2,972)
MSCI Emerging Markets Index	06/2018	475	28,210,250	GSC	(356,484)
WIG20 Index	06/2018	(25)	(321,780)	GSC	24,515
FTSE/JSE Top 40 Index	06/2018	(127)	(5,297,768)	BAR	399,509
SET50 Index	06/2018	(20)	(149,024)	BAR	2,031

Total Futures Contracts outstanding at March 31, 2018			$42,762,672		$77,580

Forward Foreign Currency Contracts outstanding at March 31, 2018:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/20/18	Mexican Pesos	20,300,000	U.S. Dollars	1,062,859	CITI	$39,593
06/20/18	Mexican Pesos	13,600,000	U.S. Dollars	707,719	CITI	30,870
06/20/18	Mexican Pesos	12,381,563	U.S. Dollars	643,102	CITI	29,315
06/20/18	Mexican Pesos	12,381,562	U.S. Dollars	643,267	CITI	29,150
06/20/18	Mexican Pesos	12,381,563	U.S. Dollars	644,104	CITI	28,314
06/20/18	Mexican Pesos	15,700,000	U.S. Dollars	824,572	CITI	28,063
06/20/18	Mexican Pesos	12,381,562	U.S. Dollars	647,115	CITI	25,303
06/20/18	Mexican Pesos	12,381,562	U.S. Dollars	647,681	CITI	24,737
06/20/18	Mexican Pesos	12,381,563	U.S. Dollars	648,624	CITI	23,793
06/20/18	Mexican Pesos	12,381,563	U.S. Dollars	649,800	CITI	22,617
06/20/18	Mexican Pesos	12,381,563	U.S. Dollars	650,030	CITI	22,387
06/20/18	Mexican Pesos	12,381,562	U.S. Dollars	651,441	CITI	20,977
06/20/18	Mexican Pesos	12,381,562	U.S. Dollars	651,571	CITI	20,847
06/20/18	Mexican Pesos	12,381,562	U.S. Dollars	651,782	CITI	20,635
06/20/18	U.S. Dollars	928,177	Brazilian Reals	3,019,928	CITI	19,888
06/20/18	Mexican Pesos	12,381,562	U.S. Dollars	652,549	CITI	19,869
06/20/18	U.S. Dollars	927,607	Brazilian Reals	3,019,929	CITI	19,318
06/20/18	Mexican Pesos	12,381,562	U.S. Dollars	654,125	CITI	18,293
06/20/18	Chinese Offshore Yuan	8,034,000	U.S. Dollars	1,257,971	CITI	18,088
06/20/18	Mexican Pesos	12,381,563	U.S. Dollars	655,212	CITI	17,205
06/20/18	U.S. Dollars	923,268	Brazilian Reals	3,019,928	CITI	14,979
06/20/18	Mexican Pesos	12,381,563	U.S. Dollars	657,638	CITI	14,779
06/20/18	U.S. Dollars	922,957	Brazilian Reals	3,019,928	CITI	14,669
06/20/18	U.S. Dollars	922,648	Brazilian Reals	3,019,929	CITI	14,358
06/20/18	Mexican Pesos	12,381,563	U.S. Dollars	658,183	CITI	14,235

184	See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/20/18	U.S. Dollars	922,169	Brazilian Reals	3,019,929	CITI	$13,879
06/20/18	U.S. Dollars	507,766	Turkish Lira	2,000,000	CITI	12,964
06/20/18	U.S. Dollars	920,847	Brazilian Reals	3,019,928	CITI	12,558
06/20/18	U.S. Dollars	920,566	Brazilian Reals	3,019,929	CITI	12,277
06/20/18	Mexican Pesos	6,500,000	U.S. Dollars	341,726	CITI	11,276
06/20/18	Hungarian Forint	193,707,000	U.S. Dollars	756,375	CITI	10,847
06/20/18	Singapore Dollars	2,470,000	U.S. Dollars	1,877,007	CITI	10,452
06/20/18	U.S. Dollars	918,020	Brazilian Reals	3,019,929	CITI	9,731
06/20/18	U.S. Dollars	917,559	Brazilian Reals	3,019,928	CITI	9,270
06/20/18	Colombian Pesos	700,000,000	U.S. Dollars	240,741	CITI	9,079
06/20/18	U.S. Dollars	916,877	Brazilian Reals	3,019,929	CITI	8,588
06/20/18	U.S. Dollars	492,499	Israeli Shekels	1,689,230	CITI	8,501
06/20/18	U.S. Dollars	916,668	Brazilian Reals	3,019,929	CITI	8,379
06/20/18	Hungarian Forint	193,707,000	U.S. Dollars	759,102	CITI	8,120
06/20/18	Colombian Pesos	700,000,000	U.S. Dollars	241,964	CITI	7,856
06/20/18	Mexican Pesos	4,800,000	U.S. Dollars	252,885	CITI	7,793
06/20/18	U.S. Dollars	491,325	Israeli Shekels	1,689,231	CITI	7,326
06/20/18	Colombian Pesos	700,000,000	U.S. Dollars	242,589	CITI	7,231
06/20/18	Colombian Pesos	700,000,000	U.S. Dollars	242,635	CITI	7,185
06/20/18	U.S. Dollars	491,083	Israeli Shekels	1,689,231	CITI	7,084
06/20/18	U.S. Dollars	180,203	Turkish Lira	700,000	CITI	7,023
06/20/18	U.S. Dollars	407,546	South African Rand	4,800,000	CITI	6,573
06/20/18	U.S. Dollars	764,082	Indonesian Rupiahs	10,464,908,777	CITI	6,475
06/20/18	Mexican Pesos	5,300,000	U.S. Dollars	281,390	CITI	6,442
06/20/18	U.S. Dollars	570,673	Czech Republic Koruna	11,600,000	CITI	6,209
06/20/18	U.S. Dollars	914,489	Brazilian Reals	3,019,928	CITI	6,200
06/20/18	Singapore Dollars	1,410,000	U.S. Dollars	1,071,278	CITI	6,178
06/20/18	U.S. Dollars	490,170	Israeli Shekels	1,689,230	CITI	6,171
06/20/18	U.S. Dollars	948,878	Philippine Pesos	49,631,250	CITI	6,060
06/20/18	Colombian Pesos	700,000,000	U.S. Dollars	243,959	CITI	5,862
06/20/18	U.S. Dollars	489,758	Israeli Shekels	1,689,231	CITI	5,759
06/20/18	Colombian Pesos	700,000,000	U.S. Dollars	244,133	CITI	5,687
06/20/18	U.S. Dollars	948,425	Philippine Pesos	49,631,250	CITI	5,607
06/20/18	Czech Republic Koruna	13,450,000	U.S. Dollars	649,058	CITI	5,428
06/20/18	U.S. Dollars	287,295	Czech Republic Koruna	5,800,000	CITI	5,063
06/20/18	U.S. Dollars	913,272	Brazilian Reals	3,019,929	CITI	4,983
06/20/18	Colombian Pesos	700,000,000	U.S. Dollars	244,867	CITI	4,953
06/20/18	Singapore Dollars	1,960,000	U.S. Dollars	1,492,969	CITI	4,771
06/20/18	U.S. Dollars	488,611	Israeli Shekels	1,689,231	CITI	4,611
06/20/18	U.S. Dollars	488,597	Israeli Shekels	1,689,231	CITI	4,597
06/20/18	U.S. Dollars	488,398	Israeli Shekels	1,689,230	CITI	4,400
06/20/18	Colombian Pesos	700,000,000	U.S. Dollars	245,477	CITI	4,343
06/20/18	Chinese Offshore Yuan	3,033,000	U.S. Dollars	477,429	CITI	4,309
06/20/18	U.S. Dollars	722,672	South African Rand	8,600,000	CITI	4,263
06/20/18	South African Rand	3,809,500	U.S. Dollars	314,329	CITI	3,901
06/20/18	U.S. Dollars	1,263,403	Hong Kong Dollars	9,859,000	CITI	3,794
06/20/18	Mexican Pesos	2,976,000	U.S. Dollars	157,895	CITI	3,725
06/20/18	U.S. Dollars	102,254	Turkish Lira	400,000	CITI	3,293
06/20/18	U.S. Dollars	487,258	Israeli Shekels	1,689,231	CITI	3,258
06/20/18	U.S. Dollars	760,749	Indonesian Rupiahs	10,464,908,777	CITI	3,142
06/20/18	Taiwan Dollars	15,273,875	U.S. Dollars	525,998	CITI	3,133
06/20/18	South African Rand	3,809,500	U.S. Dollars	315,172	CITI	3,059
06/20/18	Czech Republic Koruna	13,450,000	U.S. Dollars	651,492	CITI	2,994
06/20/18	U.S. Dollars	299,856	Turkish Lira	1,200,000	CITI	2,975
06/20/18	U.S. Dollars	101,858	Turkish Lira	400,000	CITI	2,898
06/20/18	U.S. Dollars	204,392	Brazilian Reals	670,000	CITI	2,880

See Notes to Schedules of Investments.	185

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/20/18	U.S. Dollars	219,966	South African Rand	2,600,000	CITI	$2,772
06/20/18	South African Rand	3,809,500	U.S. Dollars	315,548	CITI	2,683
06/20/18	Taiwan Dollars	15,273,875	U.S. Dollars	526,488	CITI	2,644
06/20/18	Taiwan Dollars	15,273,875	U.S. Dollars	526,506	CITI	2,626
06/20/18	U.S. Dollars	486,598	Israeli Shekels	1,689,231	CITI	2,599
06/20/18	U.S. Dollars	486,598	Israeli Shekels	1,689,231	CITI	2,599
06/20/18	South African Rand	3,809,500	U.S. Dollars	315,723	CITI	2,507
06/20/18	U.S. Dollars	306,366	Philippine Pesos	16,000,000	CITI	2,422
06/20/18	Chinese Offshore Yuan	1,348,000	U.S. Dollars	211,851	CITI	2,255
06/20/18	U.S. Dollars	486,234	Israeli Shekels	1,689,231	CITI	2,235
06/20/18	South African Rand	3,400,000	U.S. Dollars	282,046	CITI	1,977
06/20/18	South African Rand	3,809,500	U.S. Dollars	316,287	CITI	1,944
06/20/18	Taiwan Dollars	15,273,875	U.S. Dollars	527,233	CITI	1,899
06/20/18	South African Rand	3,809,500	U.S. Dollars	316,439	CITI	1,792
06/20/18	Singapore Dollars	1,780,000	U.S. Dollars	1,358,452	CITI	1,741
06/20/18	U.S. Dollars	313,149	Czech Republic Koruna	6,400,000	CITI	1,720
06/20/18	U.S. Dollars	205,714	Israeli Shekels	712,000	CITI	1,711
06/20/18	U.S. Dollars	286,641	Philippine Pesos	15,000,000	CITI	1,695
06/20/18	U.S. Dollars	179,140	Brazilian Reals	590,000	CITI	1,689
06/20/18	U.S. Dollars	944,499	Philippine Pesos	49,631,250	CITI	1,682
06/20/18	U.S. Dollars	440,511	Polish Zloty	1,500,000	CITI	1,620
06/20/18	U.S. Dollars	51,082	Turkish Lira	200,000	CITI	1,601
06/20/18	Taiwan Dollars	9,600,000	U.S. Dollars	331,036	CITI	1,536
06/20/18	Singapore Dollars	320,000	U.S. Dollars	243,005	CITI	1,525
06/20/18	Taiwan Dollars	15,273,875	U.S. Dollars	527,633	CITI	1,498
06/20/18	Czech Republic Koruna	22,400,000	U.S. Dollars	1,088,545	CITI	1,454
06/20/18	U.S. Dollars	512,496	Hong Kong Dollars	4,000,000	CITI	1,447
06/20/18	U.S. Dollars	514,333	Philippine Pesos	27,000,000	CITI	1,429
06/20/18	Polish Zloty	1,965,928	U.S. Dollars	573,822	CITI	1,396
06/20/18	U.S. Dollars	50,863	Turkish Lira	200,000	CITI	1,382
06/20/18	Chinese Offshore Yuan	861,000	U.S. Dollars	135,434	CITI	1,321
06/20/18	Hungarian Forint	193,707,000	U.S. Dollars	765,916	CITI	1,306
06/20/18	Singapore Dollars	820,000	U.S. Dollars	625,304	CITI	1,302
06/20/18	South Korean Won	335,315,000	U.S. Dollars	315,028	CITI	1,302
06/20/18	Taiwan Dollars	15,273,875	U.S. Dollars	527,852	CITI	1,279
06/20/18	U.S. Dollars	440,156	Polish Zloty	1,500,000	CITI	1,266
06/20/18	Peruvian Nuevo Soles	439,874	U.S. Dollars	134,745	CITI	1,258
06/20/18	Chinese Offshore Yuan	1,315,000	U.S. Dollars	207,611	CITI	1,254
06/20/18	U.S. Dollars	410,792	Polish Zloty	1,400,000	CITI	1,161
06/20/18	U.S. Dollars	50,585	Turkish Lira	200,000	CITI	1,105
06/20/18	U.S. Dollars	104,821	Russian Rubles	6,000,000	CITI	1,101
06/20/18	Indian Rupees	39,125,000	U.S. Dollars	594,607	CITI	1,095
06/20/18	Chilean Pesos	420,000,000	U.S. Dollars	694,218	CITI	1,084
06/20/18	U.S. Dollars	485,075	Israeli Shekels	1,689,231	CITI	1,076
06/20/18	U.S. Dollars	470,851	Hong Kong Dollars	3,677,000	CITI	1,069
06/20/18	U.S. Dollars	294,837	Hong Kong Dollars	2,300,000	CITI	984
06/20/18	South African Rand	3,809,500	U.S. Dollars	317,261	CITI	969
06/20/18	U.S. Dollars	152,934	Philippine Pesos	8,000,000	CITI	962
06/20/18	U.S. Dollars	618,922	Czech Republic Koruna	12,700,000	CITI	932
06/20/18	U.S. Dollars	798,780	Philippine Pesos	42,000,000	CITI	929
06/20/18	U.S. Dollars	475,826	Philippine Pesos	25,000,000	CITI	915
06/20/18	South African Rand	1,300,000	U.S. Dollars	107,698	CITI	899
06/20/18	Singapore Dollars	500,000	U.S. Dollars	381,190	CITI	887
06/20/18	South African Rand	600,000	U.S. Dollars	49,276	CITI	846
06/20/18	U.S. Dollars	365,730	Czech Republic Koruna	7,500,000	CITI	775
06/20/18	U.S. Dollars	217,962	Hong Kong Dollars	1,700,000	CITI	766

186	See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/20/18	U.S. Dollars	364,952	Chilean Pesos	220,000,000	CITI	$746
06/20/18	U.S. Dollars	380,625	Philippine Pesos	20,000,000	CITI	696
06/20/18	Mexican Pesos	300,000	U.S. Dollars	15,608	CITI	685
06/20/18	Hungarian Forint	193,707,000	U.S. Dollars	766,552	CITI	670
06/20/18	U.S. Dollars	81,855	Brazilian Reals	270,000	CITI	649
06/20/18	Hungarian Forint	193,707,000	U.S. Dollars	766,582	CITI	639
06/20/18	South African Rand	900,000	U.S. Dollars	74,560	CITI	623
06/20/18	Taiwan Dollars	15,273,875	U.S. Dollars	528,510	CITI	622
06/20/18	U.S. Dollars	99,537	Turkish Lira	400,000	CITI	577
06/20/18	Taiwan Dollars	15,273,875	U.S. Dollars	528,601	CITI	530
06/20/18	U.S. Dollars	410,148	Polish Zloty	1,400,000	CITI	517
06/20/18	Chinese Offshore Yuan	409,000	U.S. Dollars	64,485	CITI	477
06/20/18	U.S. Dollars	209,423	Philippine Pesos	11,000,000	CITI	462
06/20/18	U.S. Dollars	535,725	Czech Republic Koruna	11,000,000	CITI	458
06/20/18	Taiwan Dollars	4,800,000	U.S. Dollars	165,872	CITI	413
06/20/18	U.S. Dollars	65,949	Polish Zloty	224,000	CITI	408
06/20/18	U.S. Dollars	25,140	Turkish Lira	100,000	CITI	400
06/20/18	U.S. Dollars	128,118	Hong Kong Dollars	1,000,000	CITI	355
06/20/18	U.S. Dollars	217,527	Hong Kong Dollars	1,700,000	CITI	331
06/20/18	Singapore Dollars	80,000	U.S. Dollars	60,845	CITI	288
06/20/18	South African Rand	400,000	U.S. Dollars	33,127	CITI	287
06/20/18	U.S. Dollars	30,663	Brazilian Reals	101,000	CITI	285
06/20/18	Singapore Dollars	80,000	U.S. Dollars	60,867	CITI	265
06/20/18	Singapore Dollars	1,230,000	U.S. Dollars	939,675	CITI	234
06/20/18	U.S. Dollars	179,096	Hong Kong Dollars	1,400,000	CITI	228
06/20/18	U.S. Dollars	394,741	South African Rand	4,723,000	CITI	200
06/20/18	U.S. Dollars	41,873	Thai Baht	1,300,000	CITI	185
06/20/18	U.S. Dollars	48,275	Thai Baht	1,500,000	CITI	173
06/20/18	U.S. Dollars	212,384	Hong Kong Dollars	1,661,000	CITI	171
06/20/18	U.S. Dollars	133,130	Philippine Pesos	7,000,000	CITI	155
06/20/18	Thai Baht	2,000,000	U.S. Dollars	63,982	CITI	154
06/20/18	U.S. Dollars	142,991	Hong Kong Dollars	1,118,000	CITI	153
06/20/18	U.S. Dollars	99,109	Turkish Lira	400,000	CITI	149
06/20/18	U.S. Dollars	43,457	Hong Kong Dollars	339,000	CITI	146
06/20/18	Thai Baht	700,000	U.S. Dollars	22,308	CITI	139
06/20/18	Thai Baht	2,300,000	U.S. Dollars	73,621	CITI	135
06/20/18	U.S. Dollars	8,466	South African Rand	100,000	CITI	113
06/20/18	U.S. Dollars	38,589	Thai Baht	1,200,000	CITI	107
06/20/18	U.S. Dollars	44,982	Thai Baht	1,400,000	CITI	87
06/20/18	U.S. Dollars	252,414	Hong Kong Dollars	1,975,000	CITI	83
06/20/18	U.S. Dollars	183,846	South African Rand	2,200,000	CITI	67
06/20/18	U.S. Dollars	12,893	Thai Baht	400,000	CITI	66
06/20/18	Peruvian Nuevo Soles	20,000	U.S. Dollars	6,125	CITI	59
06/20/18	Mexican Pesos	41,000	U.S. Dollars	2,168	CITI	58
06/20/18	U.S. Dollars	63,938	Hong Kong Dollars	500,000	CITI	57
06/20/18	U.S. Dollars	74,277	Turkish Lira	300,000	CITI	57
06/20/18	U.S. Dollars	25,608	Hong Kong Dollars	200,000	CITI	56
06/20/18	U.S. Dollars	12,815	Hong Kong Dollars	100,000	CITI	39
06/20/18	U.S. Dollars	19,034	Philippine Pesos	1,000,000	CITI	37
06/20/18	U.S. Dollars	38,365	Hong Kong Dollars	300,000	CITI	37
06/20/18	Indian Rupees	1,659,000	U.S. Dollars	25,226	CITI	33
06/20/18	Thai Baht	100,000	U.S. Dollars	3,176	CITI	31
06/20/18	Singapore Dollars	10,000	U.S. Dollars	7,611	CITI	30
06/20/18	U.S. Dollars	1,267	Turkish Lira	5,000	CITI	30
06/20/18	Thai Baht	300,000	U.S. Dollars	9,591	CITI	29
06/20/18	Peruvian Nuevo Soles	10,000	U.S. Dollars	3,065	CITI	27

See Notes to Schedules of Investments.	187

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/20/18	Peruvian Nuevo Soles	10,000	U.S. Dollars	3,065	CITI	$27
06/20/18	U.S. Dollars	3,752	Israeli Shekels	13,000	CITI	27
06/20/18	U.S. Dollars	38,350	Hong Kong Dollars	300,000	CITI	21
06/20/18	U.S. Dollars	3,222	Thai Baht	100,000	CITI	16
06/20/18	Thai Baht	100,000	U.S. Dollars	3,192	CITI	14
06/20/18	U.S. Dollars	7,424	Chilean Pesos	4,478,000	CITI	11
06/20/18	U.S. Dollars	268,307	Hong Kong Dollars	2,100,000	CITI	6
06/20/18	U.S. Dollars	2,943	Hong Kong Dollars	23,000	CITI	4
06/20/18	South Korean Won	969,000	U.S. Dollars	911	CITI	3
06/20/18	U.S. Dollars	16,037	Thai Baht	500,000	CITI	3
06/20/18	Chilean Pesos	1,435,000	U.S. Dollars	2,375	CITI	1
04/12/18	U.S. Dollars	6,241	Brazilian Reals	19,373	CITI	—

Subtotal Appreciation						$1,014,461

06/20/18	Thai Baht	100,000	U.S. Dollars	3,208	CITI	$(2)
06/20/18	U.S. Dollars	16,032	Thai Baht	500,000	CITI	(2)
06/20/18	Polish Zloty	2,000	U.S. Dollars	587	CITI	(2)
06/20/18	U.S. Dollars	25,548	Hong Kong Dollars	200,000	CITI	(5)
06/20/18	U.S. Dollars	8,181	South African Rand	98,000	CITI	(6)
06/20/18	Peruvian Nuevo Soles	10,000	U.S. Dollars	3,100	CITI	(8)
06/20/18	U.S. Dollars	144,004	Thai Baht	4,491,000	CITI	(12)
06/20/18	U.S. Dollars	3,191	Thai Baht	100,000	CITI	(15)
06/20/18	Thai Baht	100,000	U.S. Dollars	3,226	CITI	(19)
06/20/18	Polish Zloty	18,000	U.S. Dollars	5,289	CITI	(22)
06/20/18	Israeli Shekels	5,000	U.S. Dollars	1,457	CITI	(24)
06/20/18	U.S. Dollars	38,456	Thai Baht	1,200,000	CITI	(25)
06/20/18	U.S. Dollars	5,205	Taiwan Dollars	151,000	CITI	(26)
06/20/18	U.S. Dollars	91,319	Indian Rupees	6,000,000	CITI	(34)
06/20/18	U.S. Dollars	6,149	Peruvian Nuevo Soles	20,000	CITI	(35)
06/20/18	U.S. Dollars	196,079	Hong Kong Dollars	1,535,000	CITI	(36)
06/20/18	Israeli Shekels	10,000	U.S. Dollars	2,903	CITI	(37)
06/20/18	Thai Baht	600,000	U.S. Dollars	19,279	CITI	(38)
06/20/18	U.S. Dollars	3,053	Peruvian Nuevo Soles	10,000	CITI	(38)
06/20/18	U.S. Dollars	3,053	Peruvian Nuevo Soles	10,000	CITI	(39)
06/20/18	Taiwan Dollars	900,000	U.S. Dollars	31,219	CITI	(40)
06/20/18	Hong Kong Dollars	1,300,000	U.S. Dollars	166,133	CITI	(42)
06/20/18	U.S. Dollars	127,718	Hong Kong Dollars	1,000,000	CITI	(44)
06/20/18	U.S. Dollars	6,136	Peruvian Nuevo Soles	20,000	CITI	(48)
06/20/18	Thai Baht	1,000,000	U.S. Dollars	32,116	CITI	(48)
06/20/18	Taiwan Dollars	4,200,000	U.S. Dollars	145,556	CITI	(56)
06/20/18	U.S. Dollars	159,794	Thai Baht	4,985,000	CITI	(64)
06/20/18	Hong Kong Dollars	500,000	U.S. Dollars	63,954	CITI	(72)
06/20/18	Hong Kong Dollars	600,000	U.S. Dollars	76,732	CITI	(75)
06/20/18	U.S. Dollars	6,107	Peruvian Nuevo Soles	20,000	CITI	(77)
06/20/18	Hong Kong Dollars	1,700,000	U.S. Dollars	217,278	CITI	(83)
06/20/18	Brazilian Reals	27,000	U.S. Dollars	8,203	CITI	(83)
06/20/18	U.S. Dollars	60,818	Indian Rupees	4,000,000	CITI	(85)
06/20/18	U.S. Dollars	512,819	Philippine Pesos	27,000,000	CITI	(86)
06/20/18	Hong Kong Dollars	800,000	U.S. Dollars	102,297	CITI	(87)
06/20/18	Hong Kong Dollars	300,000	U.S. Dollars	38,420	CITI	(92)
06/20/18	Thai Baht	1,000,000	U.S. Dollars	32,176	CITI	(108)
06/20/18	Thai Baht	1,300,000	U.S. Dollars	41,809	CITI	(121)
06/20/18	Hong Kong Dollars	984,000	U.S. Dollars	125,842	CITI	(124)
06/20/18	Hong Kong Dollars	800,000	U.S. Dollars	102,344	CITI	(134)
06/20/18	U.S. Dollars	265,805	Philippine Pesos	14,000,000	CITI	(145)
06/20/18	Thai Baht	1,200,000	U.S. Dollars	38,629	CITI	(147)

188	See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/20/18	U.S. Dollars	24,590	Turkish Lira	100,000	CITI	$(150)
06/20/18	U.S. Dollars	77,173	Indian Rupees	5,079,750	CITI	(169)
06/20/18	U.S. Dollars	28,687	Thai Baht	900,000	CITI	(174)
06/20/18	Thai Baht	1,000,000	U.S. Dollars	32,245	CITI	(177)
06/20/18	Hong Kong Dollars	900,000	U.S. Dollars	115,164	CITI	(177)
06/20/18	Hong Kong Dollars	800,000	U.S. Dollars	102,449	CITI	(239)
06/20/18	Turkish Lira	200,000	U.S. Dollars	49,732	CITI	(252)
06/20/18	U.S. Dollars	98,682	Turkish Lira	400,000	CITI	(278)
06/20/18	U.S. Dollars	77,027	Indian Rupees	5,079,750	CITI	(315)
06/20/18	Chilean Pesos	60,000,000	U.S. Dollars	99,660	CITI	(331)
06/20/18	U.S. Dollars	41,353	Thai Baht	1,300,000	CITI	(335)
06/20/18	U.S. Dollars	54,634	Indonesian Rupiahs	759,361,000	CITI	(340)
06/20/18	Chinese Offshore Yuan	1,762,000	U.S. Dollars	280,207	CITI	(344)
06/20/18	U.S. Dollars	76,983	Indian Rupees	5,079,750	CITI	(359)
06/20/18	Hong Kong Dollars	1,800,000	U.S. Dollars	230,336	CITI	(364)
06/20/18	U.S. Dollars	303,575	Philippine Pesos	16,000,000	CITI	(368)
06/20/18	Czech Republic Koruna	2,500,000	U.S. Dollars	122,020	CITI	(368)
06/20/18	Hong Kong Dollars	900,000	U.S. Dollars	115,378	CITI	(392)
06/20/18	U.S. Dollars	76,911	Indian Rupees	5,079,750	CITI	(431)
06/20/18	U.S. Dollars	182,273	Indian Rupees	12,000,000	CITI	(434)
06/20/18	U.S. Dollars	757,172	Indonesian Rupiahs	10,464,908,776	CITI	(435)
06/20/18	Czech Republic Koruna	2,300,000	U.S. Dollars	112,391	CITI	(472)
06/20/18	Hong Kong Dollars	3,125,000	U.S. Dollars	399,790	CITI	(533)
06/20/18	Czech Republic Koruna	2,400,000	U.S. Dollars	117,320	CITI	(535)
06/20/18	U.S. Dollars	79,085	Indonesian Rupiahs	1,100,000,000	CITI	(549)
06/20/18	U.S. Dollars	122,522	Indonesian Rupiahs	1,700,000,000	CITI	(549)
06/20/18	Hong Kong Dollars	1,900,000	U.S. Dollars	243,307	CITI	(558)
06/20/18	U.S. Dollars	56,725	Israeli Shekels	200,000	CITI	(580)
06/20/18	U.S. Dollars	283,402	South African Rand	3,400,000	CITI	(621)
06/20/18	Hungarian Forint	193,707,000	U.S. Dollars	767,920	CITI	(698)
06/20/18	Russian Rubles	4,000,000	U.S. Dollars	69,845	CITI	(698)
06/20/18	U.S. Dollars	349,490	Indian Rupees	23,000,000	CITI	(699)
06/20/18	Hong Kong Dollars	1,600,000	U.S. Dollars	205,124	CITI	(704)
06/20/18	Chilean Pesos	300,000,000	U.S. Dollars	497,350	CITI	(705)
06/20/18	U.S. Dollars	122,963	Turkish Lira	500,000	CITI	(737)
06/20/18	Polish Zloty	1,965,929	U.S. Dollars	575,997	CITI	(779)
06/20/18	Turkish Lira	100,000	U.S. Dollars	25,547	CITI	(807)
06/20/18	Turkish Lira	100,000	U.S. Dollars	25,604	CITI	(864)
06/20/18	U.S. Dollars	176,174	Taiwan Dollars	5,111,000	CITI	(886)
06/20/18	Turkish Lira	125,000	U.S. Dollars	31,831	CITI	(906)
06/20/18	U.S. Dollars	437,972	Polish Zloty	1,500,000	CITI	(918)
06/20/18	U.S. Dollars	941,855	Philippine Pesos	49,631,250	CITI	(962)
06/20/18	U.S. Dollars	653,717	Indian Rupees	43,000,000	CITI	(984)
06/20/18	Russian Rubles	20,000,000	U.S. Dollars	346,742	CITI	(1,008)
06/20/18	U.S. Dollars	756,570	Indonesian Rupiahs	10,464,908,776	CITI	(1,038)
06/20/18	U.S. Dollars	349,145	Indian Rupees	23,000,000	CITI	(1,044)
06/20/18	U.S. Dollars	561,807	Chilean Pesos	340,000,000	CITI	(1,056)
06/20/18	Hong Kong Dollars	2,908,000	U.S. Dollars	372,597	CITI	(1,064)
06/20/18	Hong Kong Dollars	2,774,000	U.S. Dollars	355,612	CITI	(1,200)
06/20/18	Czech Republic Koruna	6,700,000	U.S. Dollars	327,315	CITI	(1,289)
06/20/18	U.S. Dollars	478,774	Chilean Pesos	290,000,000	CITI	(1,316)
06/20/18	U.S. Dollars	251,624	Czech Republic Koruna	5,200,000	CITI	(1,411)
06/20/18	Taiwan Dollars	12,600,000	U.S. Dollars	437,958	CITI	(1,457)
06/20/18	Chilean Pesos	110,000,000	U.S. Dollars	183,602	CITI	(1,499)
06/20/18	U.S. Dollars	478,546	Chilean Pesos	290,000,000	CITI	(1,543)
06/20/18	Czech Republic Koruna	13,450,000	U.S. Dollars	656,116	CITI	(1,630)

See Notes to Schedules of Investments.	189

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/20/18	South African Rand	3,809,500	U.S. Dollars	319,952	CITI	$(1,722)
06/20/18	South African Rand	3,809,500	U.S. Dollars	319,979	CITI	(1,749)
06/20/18	South African Rand	3,809,500	U.S. Dollars	320,087	CITI	(1,856)
06/20/18	U.S. Dollars	141,377	Chinese Offshore Yuan	902,000	CITI	(1,890)
06/20/18	U.S. Dollars	850,673	Indian Rupees	56,000,000	CITI	(1,961)
06/20/18	South African Rand	3,809,500	U.S. Dollars	320,256	CITI	(2,026)
06/20/18	U.S. Dollars	422,494	South Korean Won	450,000,000	CITI	(2,028)
06/20/18	Polish Zloty	1,965,929	U.S. Dollars	577,287	CITI	(2,068)
06/20/18	Russian Rubles	18,000,000	U.S. Dollars	313,263	CITI	(2,102)
06/20/18	Czech Republic Koruna	13,450,000	U.S. Dollars	656,677	CITI	(2,191)
06/20/18	Czech Republic Koruna	5,100,000	U.S. Dollars	250,411	CITI	(2,241)
06/20/18	U.S. Dollars	394,914	Chilean Pesos	240,000,000	CITI	(2,401)
06/20/18	U.S. Dollars	318,306	South Korean Won	340,000,000	CITI	(2,444)
06/20/18	Turkish Lira	300,000	U.S. Dollars	76,692	CITI	(2,471)
06/20/18	U.S. Dollars	712,902	Indian Rupees	47,000,000	CITI	(2,702)
06/20/18	U.S. Dollars	154,318	Colombian Pesos	440,000,000	CITI	(2,712)
06/20/18	Czech Republic Koruna	13,450,000	U.S. Dollars	657,367	CITI	(2,881)
06/20/18	Polish Zloty	1,965,929	U.S. Dollars	578,183	CITI	(2,964)
06/20/18	U.S. Dollars	380,408	Chinese Offshore Yuan	2,414,000	CITI	(3,014)
06/20/18	Hungarian Forint	193,707,000	U.S. Dollars	770,345	CITI	(3,123)
06/20/18	U.S. Dollars	327,854	Chilean Pesos	200,000,000	CITI	(3,242)
06/20/18	U.S. Dollars	509,837	Chilean Pesos	310,000,000	CITI	(3,362)
06/20/18	U.S. Dollars	342,986	Turkish Lira	1,400,000	CITI	(3,375)
06/20/18	South African Rand	6,100,000	U.S. Dollars	512,953	CITI	(3,383)
06/20/18	Singapore Dollars	1,730,000	U.S. Dollars	1,325,472	CITI	(3,487)
06/20/18	Polish Zloty	1,965,929	U.S. Dollars	578,713	CITI	(3,494)
06/20/18	Czech Republic Koruna	13,450,000	U.S. Dollars	658,110	CITI	(3,624)
06/20/18	U.S. Dollars	526,027	Chilean Pesos	320,000,000	CITI	(3,727)
06/20/18	Czech Republic Koruna	13,450,000	U.S. Dollars	658,284	CITI	(3,798)
06/20/18	Polish Zloty	1,965,928	U.S. Dollars	579,025	CITI	(3,807)
06/20/18	Turkish Lira	500,000	U.S. Dollars	127,591	CITI	(3,891)
06/20/18	Russian Rubles	29,000,000	U.S. Dollars	505,258	CITI	(3,943)
06/20/18	U.S. Dollars	426,368	Chilean Pesos	260,000,000	CITI	(4,057)
06/20/18	U.S. Dollars	391,667	Turkish Lira	1,600,000	CITI	(4,174)
06/20/18	Russian Rubles	35,000,000	U.S. Dollars	609,218	CITI	(4,183)
06/20/18	U.S. Dollars	753,389	Indonesian Rupiahs	10,464,908,776	CITI	(4,218)
06/20/18	Czech Republic Koruna	13,450,000	U.S. Dollars	658,767	CITI	(4,281)
06/20/18	U.S. Dollars	383,083	Chinese Offshore Yuan	2,439,000	CITI	(4,309)
06/20/18	South African Rand	3,809,500	U.S. Dollars	322,580	CITI	(4,350)
06/20/18	U.S. Dollars	753,085	Indonesian Rupiahs	10,464,908,777	CITI	(4,522)
06/20/18	U.S. Dollars	752,987	Indonesian Rupiahs	10,464,908,776	CITI	(4,620)
06/20/18	Polish Zloty	1,965,928	U.S. Dollars	579,922	CITI	(4,703)
06/20/18	Israeli Shekels	710,000	U.S. Dollars	208,310	CITI	(4,880)
06/20/18	Polish Zloty	1,965,928	U.S. Dollars	580,354	CITI	(5,136)
06/20/18	Turkish Lira	1,300,000	U.S. Dollars	326,997	CITI	(5,377)
06/20/18	U.S. Dollars	372,440	Chinese Offshore Yuan	2,379,000	CITI	(5,423)
06/20/18	Chilean Pesos	248,801,000	U.S. Dollars	417,341	CITI	(5,456)
06/20/18	South African Rand	3,809,500	U.S. Dollars	323,699	CITI	(5,468)
06/20/18	Chilean Pesos	248,801,000	U.S. Dollars	417,425	CITI	(5,540)
06/20/18	U.S. Dollars	399,850	South Korean Won	430,000,000	CITI	(5,805)
06/20/18	U.S. Dollars	197,590	Colombian Pesos	570,000,000	CITI	(5,835)
06/20/18	Polish Zloty	1,965,928	U.S. Dollars	581,440	CITI	(6,221)
06/20/18	South African Rand	3,809,500	U.S. Dollars	324,731	CITI	(6,500)
06/20/18	U.S. Dollars	751,085	Indonesian Rupiahs	10,464,908,777	CITI	(6,522)
06/20/18	Chilean Pesos	230,000,000	U.S. Dollars	387,460	CITI	(6,699)
06/20/18	Polish Zloty	1,965,928	U.S. Dollars	582,396	CITI	(7,177)

190	See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/20/18	Chilean Pesos	320,000,000	U.S. Dollars	537,196	CITI	$(7,442)
06/20/18	South African Rand	7,800,000	U.S. Dollars	659,048	CITI	(7,467)
06/20/18	Hungarian Forint	193,707,000	U.S. Dollars	774,815	CITI	(7,594)
06/20/18	U.S. Dollars	270,771	Colombian Pesos	780,000,000	CITI	(7,600)
06/20/18	Russian Rubles	23,000,000	U.S. Dollars	405,238	CITI	(7,644)
06/20/18	Polish Zloty	1,965,929	U.S. Dollars	582,897	CITI	(7,678)
06/20/18	Chilean Pesos	290,000,000	U.S. Dollars	488,084	CITI	(7,994)
06/20/18	Chilean Pesos	340,000,000	U.S. Dollars	571,000	CITI	(8,136)
06/20/18	U.S. Dollars	352,053	Colombian Pesos	1,010,000,000	CITI	(8,402)
06/20/18	Polish Zloty	1,965,929	U.S. Dollars	583,693	CITI	(8,474)
06/20/18	Turkish Lira	1,200,000	U.S. Dollars	305,625	CITI	(8,744)
06/20/18	Polish Zloty	1,965,929	U.S. Dollars	584,118	CITI	(8,899)
06/20/18	Chilean Pesos	270,000,000	U.S. Dollars	455,919	CITI	(8,939)
06/20/18	Turkish Lira	1,400,000	U.S. Dollars	355,942	CITI	(9,581)
06/20/18	Brazilian Reals	1,710,000	U.S. Dollars	524,071	CITI	(9,762)
06/20/18	U.S. Dollars	417,427	Colombian Pesos	1,200,000,000	CITI	(10,837)
06/20/18	Chilean Pesos	260,000,000	U.S. Dollars	441,306	CITI	(10,881)
06/20/18	Chilean Pesos	280,000,000	U.S. Dollars	475,182	CITI	(11,648)
06/20/18	Polish Zloty	1,965,929	U.S. Dollars	587,022	CITI	(11,803)
06/20/18	U.S. Dollars	1,703,388	South Korean Won	1,818,612,500	CITI	(12,260)
06/20/18	U.S. Dollars	902,858	Turkish Lira	3,700,000	CITI	(12,525)
06/20/18	Russian Rubles	35,834,000	U.S. Dollars	633,095	CITI	(13,643)
06/20/18	Turkish Lira	2,523,500	U.S. Dollars	640,265	CITI	(15,950)
06/20/18	Turkish Lira	2,523,500	U.S. Dollars	641,038	CITI	(16,722)
06/20/18	Turkish Lira	2,523,500	U.S. Dollars	641,103	CITI	(16,787)
06/20/18	U.S. Dollars	1,698,838	South Korean Won	1,818,612,500	CITI	(16,811)
06/20/18	Turkish Lira	2,523,500	U.S. Dollars	641,375	CITI	(17,059)
06/20/18	Turkish Lira	2,523,500	U.S. Dollars	641,633	CITI	(17,317)
06/20/18	Hong Kong Dollars	39,739,000	U.S. Dollars	5,094,501	CITI	(17,354)
06/20/18	Hong Kong Dollars	39,739,000	U.S. Dollars	5,094,567	CITI	(17,420)
06/20/18	Turkish Lira	2,523,500	U.S. Dollars	642,605	CITI	(18,289)
06/20/18	Turkish Lira	2,523,500	U.S. Dollars	642,760	CITI	(18,445)
06/20/18	Turkish Lira	2,523,500	U.S. Dollars	642,801	CITI	(18,486)
06/20/18	Turkish Lira	2,523,500	U.S. Dollars	643,581	CITI	(19,265)
06/20/18	Turkish Lira	2,523,500	U.S. Dollars	644,039	CITI	(19,724)
06/20/18	Turkish Lira	2,523,500	U.S. Dollars	644,805	CITI	(20,490)
06/20/18	Turkish Lira	2,523,500	U.S. Dollars	645,341	CITI	(21,026)
06/20/18	U.S. Dollars	1,693,932	South Korean Won	1,818,612,500	CITI	(21,716)
06/20/18	Turkish Lira	2,523,500	U.S. Dollars	646,093	CITI	(21,777)
06/20/18	Turkish Lira	2,523,500	U.S. Dollars	646,639	CITI	(22,324)
06/20/18	U.S. Dollars	1,689,447	South Korean Won	1,818,612,500	CITI	(26,201)
06/20/18	U.S. Dollars	1,314,804	Mexican Pesos	24,700,000	CITI	(26,603)
06/20/18	U.S. Dollars	1,683,504	South Korean Won	1,818,612,500	CITI	(32,144)
06/20/18	U.S. Dollars	1,682,772	South Korean Won	1,818,612,500	CITI	(32,876)
06/20/18	U.S. Dollars	1,682,414	South Korean Won	1,818,612,500	CITI	(33,234)
06/20/18	Brazilian Reals	5,770,000	U.S. Dollars	1,770,001	CITI	(34,587)
06/20/18	U.S. Dollars	1,678,300	South Korean Won	1,818,612,500	CITI	(37,348)
06/20/18	U.S. Dollars	5,382,149	Chinese Offshore Yuan	34,194,000	CITI	(48,963)

Subtotal Depreciation						$(1,073,023)

Total Forward Foreign Currency Contracts outstanding at March 31, 2018						$(58,562)

See Notes to Schedules of Investments.	191

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at March 31, 2018:

Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
MSCI South Africa Index, Floating financing rate: 1-Month SAFE South Africa Johannesburg Interbank Agreed Rate - 0.006 (Monthly)	06/20/18	GSC	ZAR	27,555,778	$184,498	$—	$184,498
MSCI Brazil Index, Floating financing rate: Brazil Cetip DI Interbank Deposit Rate - 0.006 (Monthly)	06/20/18	GSC	BRL	47,595	16,140	—	16,140
MSCI Poland Index, Floating financing rate: WIB01M - 0.0025 (Monthly)	06/20/18	GSC	PLN	1,722,467	5,835	—	5,835
MSCI Singapore Index, Floating financing rate: 1-Month SGD SIBOR + 0.004 (Monthly)	06/20/18	GSC	SGD	42,099,399	(3,767)	—	(3,767)
MSCI China Index, Floating financing rate: 1-Month HIBOR + 0.005 (Monthly)	06/20/18	GSC	HKD	14,003,911	(105,691)	—	(105,691)

Total Swap agreements outstanding at March 31, 2018					$97,015	$—	$97,015

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$12,202,402	$12,202,402	$—	$—
Foreign Common Stocks:
Argentina	786,822	786,822	—	—
Brazil	19,111,541	19,006,637	104,904	—
Canada	12,574	12,574	—	—
Chile	3,197,163	3,197,163	—	—
China	71,490,058	31,407,448	40,082,610	—
Colombia	742,310	742,310	—	—
Egypt	1,640,286	1,589,740	50,546	—
Hong Kong	36,469,808	—	36,469,808	—
Hungary	2,964,066	—	2,964,066	—
India	33,413,392	3,267,284	26,081,967	4,064,141
Indonesia	10,605,194	—	10,605,194	—
Isle of Man	153,743	—	153,743	—
Kenya	1,541,820	1,541,820	—	—
Malaysia	7,488,833	7,488,833	—	—
Mexico	18,547,802	18,547,802	—	—
Morocco & Antilles	1,340,776	1,340,776	—	—
Netherlands	89,512	89,512	—	—
Nigeria	5,681,060	3,441,461	2,239,599	—
Peru	4,174,585	4,174,585	—	—
Philippines	4,158,170	333,935	3,824,235	—
Poland	6,558,011	—	6,558,011	—
Portugal	2,916,323	—	2,916,323	—
Qatar	131,694	—	131,694	—

192	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Romania	$1,102,408	$1,102,408	$—	$—
Russia	19,789,658	1,218,458	18,571,200	—
South Africa	31,540,836	4,289,386	27,251,450	—
South Korea	65,319,869	65,319,869	—	—
Switzerland	2,724,252	—	2,724,252	—
Taiwan	38,618,407	38,618,407	—	—
Thailand	19,085,543	7,462,680	11,622,863	—
Turkey	17,595,263	17,595,263	—	—
United Arab Emirates	417,722	417,722	—	—
United Kingdom	8,481,167	189,283	8,291,884	—
Foreign Preferred Stocks:
Brazil	14,404,922	14,404,922	—	—
Chile	1,047,886	1,047,886	—	—
Colombia	393,727	393,727	—	—
South Korea	5,712,961	5,712,961	—	—
Money Market Funds	28,493,124	28,493,124	—	—
U.S. Treasury Obligation	1,196,355	—	1,196,355	—

Total Assets — Investments in Securities	$501,342,045	$295,437,200	$201,840,704	$4,064,141

Other Financial Instruments***
Forward Foreign Currency Contracts	$1,014,461	$—	$1,014,461	$—
Futures Contract	682,552	682,552	—	—
Swap Agreements	206,473	—	206,473	—

Total Assets — Other Financial Instruments	$1,903,486	$682,552	$1,220,934	$—

Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(1,073,023)	$—	$(1,073,023)	$—
Futures Contract	(604,972)	(604,972)	—	—
Swap Agreements	(109,458)	—	(109,458)	—

Total Liabilities — Other Financial Instruments	$(1,787,453)	$(604,972)	$(1,182,481)	$—

*** Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding”, “Forward Foreign Currency Contracts outstanding” and “Swap agreements outstanding” disclosures.

The Fund had securities that transferred from Level 1 to Level 2 of the fair value hierarchy as a result of foreign equities that were valued based on quoted prices at December 31, 2017 that are now being fair valued. The value of the securities that were transferred to Level 2 as of March 31, 2018 is $182,962,889.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2017 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of March 31, 2018 is $83,599,228.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending March 31, 2018.

See Notes to Schedules of Investments.	193

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS	March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS — 47.6%
Consumer Discretionary — 0.3%
Extended Stay America, Inc.	38,155	$754,324

Information Technology — 0.2%
Switch, Inc. Class AΔ	23,166	368,571

Real Estate — 47.1%
Agree Realty Corporation REIT	30,591	1,469,592
Alexandria Real Estate Equities, Inc. REIT	26,003	3,247,515
American Campus Communities, Inc. REIT	21,340	824,151
American Tower Corporation REIT	8,700	1,264,458
Americold Realty Trust REITΔ	51,964	991,473
Apartment Investment & Management Co. Class A REIT	30,270	1,233,503
AvalonBay Communities, Inc. REIT	13,860	2,279,416
Boston Properties, Inc. REIT	16,843	2,075,394
Camden Property Trust REIT	54,377	4,577,456
CareTrust REIT Inc.	58,402	782,587
Chesapeake Lodging Trust REITΔ	15,787	439,037
Columbia Property Trust Inc REIT	51,373	1,051,092
CoreSite Realty Corporation REITΔ	10,728	1,075,589
Crown Castle International Corporation REIT	10,925	1,197,489
CubeSmart REITΔ	117,916	3,325,231
CyrusOne, Inc. REIT	8,647	442,813
DCT Industrial Trust, Inc. REITΔ	51,858	2,921,680
DDR Corporation REITΔ	41,262	302,450
Digital Realty Trust, Inc. REIT	14,710	1,550,140
Douglas Emmett, Inc. REIT	66,858	2,457,700
Empire State Realty Trust, Inc. Class A REIT	91,490	1,536,117
Equity LifeStyle Properties, Inc. REIT	29,207	2,563,498
Equity Residential REIT	41,365	2,548,911
Essex Property Trust, Inc. REIT	9,874	2,376,474
Extra Space Storage, Inc. REIT	47,801	4,175,895
Federal Realty Investment Trust REIT	10,560	1,226,122
Four Corners Property Trust, Inc. REIT	66,966	1,546,245
GGP, Inc. REIT	126,587	2,589,970
HCP, Inc. REIT	104,895	2,436,711
Healthcare Realty Trust, Inc. REITΔ	60,882	1,687,040
Highwoods Properties, Inc. REIT	16,534	724,520
Hudson Pacific Properties, Inc. REIT	34,661	1,127,522
Invitation Homes, Inc. REIT	116,053	2,649,490
JBG SMITH Properties REIT	16,258	548,057
Kilroy Realty Corporation REIT	17,091	1,212,777
LaSalle Hotel Properties REIT	52,890	1,534,339
Liberty Property Trust REIT	32,120	1,276,128
Macerich Co. (The) REITΔ	24,358	1,364,535
National Retail Properties, Inc. REIT	23,886	937,764
Omega Healthcare Investors, Inc. REITΔ	18,712	505,973
Pebblebrook Hotel Trust REITΔ	31,878	1,095,009
Pennsylvania Real Estate Investment TrustΔ	25,134	242,543
Physicians Realty Trust REITΔ	72,030	1,121,507

	Shares	Value
Prologis, Inc. REIT	101,196	$6,374,336
Public Storage REIT	3,850	771,502
Regency Centers Corporation REIT	27,228	1,605,907
Retail Properties of America, Inc. Class A REIT	160,566	1,872,200
Rexford Industrial Realty, Inc. REIT	57,372	1,651,740
Ryman Hospitality Properties, Inc. REIT	16,608	1,286,290
Sabra Health Care REIT, Inc.	62,417	1,101,660
Simon Property Group, Inc. REIT	43,677	6,741,545
STORE Capital Corporation REITΔ	88,298	2,191,556
Summit Hotel Properties, Inc. REIT	67,186	914,401
Sunstone Hotel Investors, Inc. REIT	117,302	1,785,336
Taubman Centers, Inc. REITΔ	10,446	594,482
UDR, Inc. REIT	51,051	1,818,437
Urban Edge Properties REIT	28,104	600,020
Vornado Realty Trust REITΔ	15,842	1,066,167
Washington Real Estate Investment Trust	21,554	588,424
Welltower, Inc. REIT	47,486	2,584,663
Weyerhaeuser Co. REIT	36,193	1,266,755

		105,351,334

Total Common Stocks (Cost $111,443,479)		106,474,229

FOREIGN COMMON STOCKS — 49.7%
Australia — 5.3%
Arena REIT	30,394	50,669
Goodman Group REIT	345,854	2,248,784
GPT Group (The) REIT	664,766	2,436,376
Ingenia Communities Group REIT	124,649	267,299
Investa Office Fund REIT	125,556	417,970
Mirvac Group REIT	1,069,957	1,778,149
Scentre Group REIT	1,092,049	3,222,529
Viva Energy REIT	87,540	135,032
Westfield Corporation REIT	209,974	1,377,248

		11,934,056

Belgium — 0.4%
Aedifica SA REIT	4,716	434,050
VGP NV*	1,896	150,707
Warehouses De Pauw CVA REIT	3,203	398,361

		983,118

Canada — 2.9%
Allied Properties Real Estate Investment Trust	14,267	449,155
Canadian Apartment Properties REIT	87,025	2,509,395
Dream Office Real Estate Investment Trust	69,959	1,267,934
First Capital Realty, Inc.	50,480	797,352
Granite Real Estate Investment Trust	30,862	1,217,137
InterRent Real Estate Investment Trust	34,627	271,995

		6,512,968

France — 3.8%
Carmila SA REIT	10,751	317,485
Gecina SA REIT	19,848	3,444,254

194	See Notes to Schedules of Investments.

	Shares	Value
ICADE REIT	6,123	$594,449
Unibail-Rodamco SE REIT	17,904	4,089,697

		8,445,885

Germany — 4.5%
ADLER Real Estate AG*	24,531	414,108
alstria office REIT-AG	44,384	695,078
Deutsche Wohnen SE	71,164	3,320,510
TLG Immobilien AG	30,840	846,529
Vonovia SE	96,974	4,808,924

		10,085,149

Hong Kong — 7.6%
CK Asset Holdings, Ltd.	556,620	4,697,357
Hang Lung Properties, Ltd.	299,538	703,023
Henderson Land Development Co., Ltd.	304,000	1,993,351
Lifestyle International Holdings, Ltd.	252,605	416,046
Link REIT	181,218	1,553,351
New World Development Co., Ltd.	958,767	1,366,487
Shui On Land, Ltd.	1,419,500	388,524
Sino Land Co., Ltd.	740,000	1,199,429
Sun Hung Kai Properties, Ltd.	99,317	1,576,456
Swire Properties, Ltd.	269,727	948,679
Wharf Real Estate Investment Co., Ltd.*	344,748	2,253,406

		17,096,109

Ireland — 0.6%
Cairn Homes PLC*	79,174	176,330
Green REIT PLC	240,800	450,364
Hibernia REIT PLC	258,551	454,642
Irish Residential Properties REIT PLC	218,584	374,285

		1,455,621

Japan — 11.0%
Activia Properties, Inc. REIT	167	741,577
Daibiru Corporation	26,800	310,553
Daiwa House REIT Investment Corporation	217	519,226
Daiwa Office Investment Corporation REIT	93	538,396
Frontier Real Estate Investment Corporation REIT	159	647,775
Global One Real Estate Investment Corporation REIT	1,880	1,811,005
GLP J-REIT	374	406,671
Ichigo Hotel REIT Investment Corporation	193	225,096
Japan Hotel REIT Investment Corporation	686	488,043
Japan Logistics Fund, Inc. REIT	509	1,045,219
Japan Real Estate Investment Corporation REIT	172	890,672
Japan Rental Housing Investments, Inc. REIT	572	435,968
Japan Retail Fund Investment Corporation REIT	264	506,638

	Shares	Value
Kenedix Office Investment Corporation REIT	111	$681,199
Kenedix Residential Next Investment Corporation REIT	278	414,368
Mitsubishi Estate Co., Ltd.	307,908	5,204,385
Mitsui Fudosan Co., Ltd.	142,649	3,460,818
Mori Hills Investment Corporation REIT	359	457,501
Mori Trust Sogo REIT, Inc.	113	165,987
Nippon Building Fund, Inc. REIT	128	707,335
Nippon Healthcare Investment Corporation REIT	29	47,668
NTT Urban Development Corporation	97,400	1,189,982
Premier Investment Corporation REIT	1,529	1,603,650
Sekisui House REIT, Inc.Δ	45	61,111
Sumitomo Realty & Development Co., Ltd.	43,344	1,602,919
XYMAX REIT Investment CorporationΔ*	378	411,375

		24,575,137

Netherlands — 0.8%
Eurocommercial Properties NV CVA	9,357	386,378
InterXion Holding NV*	21,670	1,345,924

		1,732,302

Norway — 0.1%
Selvaag Bolig ASA	29,380	142,603

Singapore — 3.8%
APAC Realty, Ltd.*	123,485	115,555
CapitaLand Commercial Trust REIT	344,214	482,514
CapitaLand, Ltd.	326,700	894,665
CDL Hospitality Trusts REIT	510,544	660,012
City Developments, Ltd.	210,619	2,098,654
Frasers Property, Ltd.	143,557	219,348
Hongkong Land Holdings, Ltd.	182,100	1,258,131
Keppel REITΔ	735,100	680,299
Mapletree Logistics Trust REIT	431,452	405,673
Suntec Real Estate Investment Trust	806,300	1,169,027
UOL Group, Ltd.	75,959	498,039

		8,481,917

Spain — 1.0%
Inmobiliaria Colonial Socimi SA REIT	29,624	342,678
Lar Espana Real Estate Socimi SA REIT	24,484	293,732
Merlin Properties Socimi SA REIT	104,325	1,598,103

		2,234,513

Sweden — 1.7%
Castellum AB	70,599	1,156,287
Catena AB	12,574	248,173
Fabege AB	47,186	1,024,409
Hemfosa Fastigheter AB	15,808	184,873
Hufvudstaden AB, A Shares	40,331	600,152
Pandox AB	16,499	296,886

See Notes to Schedules of Investments.	195

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Wihlborgs Fastigheter AB	8,237	$191,157

		3,701,937

Switzerland — 0.5%
PSP Swiss Property AG	10,827	1,056,507

United Kingdom — 5.7%
Assura PLC REIT	525,382	437,107
British Land Co. PLC (The) REIT	221,550	1,997,128
Civitas Social Housing PLC REIT	187,934	256,816
Derwent London PLC REIT	14,108	614,121
Grainger PLC	200,858	814,344
Great Portland Estates PLC REIT	100,993	942,476
Hammerson PLC REIT	197,534	1,489,060
Intu Properties PLC REIT	46,093	134,299
Land Securities Group PLC REIT	64,148	843,992
Primary Health Properties PLC REIT	247,782	383,097
PRS REIT PLC (The)	415,300	585,579
Segro PLC REIT	250,586	2,114,804
Shaftesbury PLC REIT	16,263	223,837
St Modwen Properties PLC	52,744	287,218
Tritax Big Box REIT PLC	252,190	510,965
UNITE Group PLC (The) REIT	80,474	893,022
Warehouse Reit PLC	112,337	157,609

		12,685,474

Total Foreign Common Stocks (Cost $106,369,820)		111,123,296

	Shares	Value
RIGHTS — 0.0%
Primary Health Properties PLC* (Cost $0)	14,575	$450

MONEY MARKET FUNDS — 2.5%
GuideStone Money Market Fund (Investor Class)¥	4,036,313	4,036,313
Northern Institutional Liquid Assets Portfolio§	1,505,406	1,505,406
Northern Institutional U.S. Government Portfolio	90,274	90,274

Total Money Market Funds (Cost $5,631,993)		5,631,993

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
1.42%, 06/07/18Ω‡‡ (Cost $398,946)	$400,000	398,785

TOTAL INVESTMENTS — 100.0% (Cost $223,844,238)		223,628,753
Liabilities in Excess of Other Assets — (0.0)%		(61,565)

NET ASSETS — 100.0%		$223,567,188

Futures Contracts outstanding at March 31, 2018:

Value and
			Notional		Unrealized
		Open Long	Market Value	Counter-	Appreciation
Future Type	Expiration Date	(Short) Contracts	of Contracts	party	(Depreciation)
S&P MidCap 400 Index E-Mini	06/2018	33	$6,214,230	GSC	$(137,302)

196	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

			Level 2	Level 3
	Total	Level 1	Other Significant	Significant
	Value	Quoted Prices	Observable Inputs	Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$106,474,229	$106,474,229	$—	$—
Foreign Common Stocks
Australia	11,934,056	—	11,934,056	—
Belgium	983,118	584,757	398,361	—
Canada	6,512,968	6,512,968	—	—
France	8,445,885	317,486	8,128,399	—
Germany	10,085,149	—	10,085,149	—
Hong Kong	17,096,109	—	17,096,109	—
Ireland	1,455,621	626,694	828,927	—
Japan	24,575,137	24,575,137	—	—
Netherlands	1,732,302	1,345,924	386,378	—
Norway	142,603	—	142,603	—
Singapore	8,481,917	—	8,481,917	—
Spain	2,234,513	293,732	1,940,781	—
Sweden	3,701,937	433,046	3,268,891	—
Switzerland	1,056,507	—	1,056,507	—
United Kingdom	12,685,474	1,820,208	10,865,266	—
Money Market Funds	5,631,993	5,631,993	—	—
Rights	450	—	450	—
U.S. Treasury Obligation	398,785	—	398,785	—

Total Assets — Investments in Securities	$223,628,753	$148,616,174	$75,012,579	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(137,302)	$(137,302)	$—	$—

Total Liabilities — Other Financial Instruments	$(137,302)	$(137,302)	$—	$—

*** Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

The Fund had securities that transferred from Level 1 to Level 2 of the fair value hierarchy as a result of foreign equities that were being valued based on quoted prices at December 31, 2017, that are now being fair valued. The value of the securities that were transferred to Level 2 as of March 31, 2018, is $67,077,504.

See Notes to Schedules of Investments.	197

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS	March 31, 2018 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 4.9%
Federal Farm Credit Bank
0.75%, 04/18/18	$1,000,000	$999,539
Federal Home Loan Bank
1.05%, 05/25/18	3,000,000	2,996,754
0.88%, 06/29/18	6,000,000	5,986,470
Federal Home Loan Mortgage Corporation
5.00%, 05/01/18	3,000,000	3,007,793
0.75%, 04/09/18	1,100,000	1,099,788
1.05%, 05/17/18	2,000,000	1,998,023
Federal National Mortgage Association
0.88%, 05/21/18	2,260,000	2,257,404

Total Agency Obligations (Cost $18,347,102)		18,345,771

CORPORATE BONDS — 26.8%
AES Corporation
4.88%, 05/15/23	1,000,000	1,022,500
Aircastle, Ltd.
4.63%, 12/15/18	500,000	505,625
6.25%, 12/01/19	700,000	729,750
Ally Financial, Inc.
3.75%, 11/18/19	2,250,000	2,268,382
AMC Networks, Inc.
4.75%, 12/15/22	500,000	505,000
Amgen, Inc.
4.10%, 06/15/21	1,000,000	1,031,793
APX Group, Inc.
6.38%, 12/01/19	1,250,000	1,259,375
7.88%, 12/01/22	3,250,000	3,388,125
Berry Global, Inc.
5.50%, 05/15/22	542,000	556,905
6.00%, 10/15/22	1,500,000	1,554,375
CalAtlantic Group, Inc.
6.63%, 05/01/20	1,250,000	1,331,250
Calpine Corporation
6.00%, 01/15/22 144A	2,900,000	2,984,535
CCO Holdings LLC
5.25%, 03/15/21	750,000	756,094
5.25%, 09/30/22	1,250,000	1,271,106
Clean Harbors, Inc.
5.13%, 06/01/21	3,200,000	3,248,000
CNH Industrial Capital LLC
4.38%, 04/05/22	1,750,000	1,776,250
DaVita, Inc.
5.75%, 08/15/22	3,500,000	3,594,500
DISH DBS Corporation
7.88%, 09/01/19	500,000	523,750
5.13%, 05/01/20	2,500,000	2,506,500
Dollar Tree, Inc.
5.75%, 03/01/23	2,500,000	2,614,250
Equinix, Inc. REIT
5.38%, 01/01/22	1,000,000	1,032,500

	Par	Value
5.38%, 04/01/23	$3,000,000	$3,078,750
First Data Corporation
7.00%, 12/01/23 144A	3,500,000	3,682,700
Ford Motor Credit Co. LLC
2.68%, 01/09/20	1,735,000	1,721,142
Fresenius Medical Care US Finance II, Inc.
5.63%, 07/31/19 144A	1,072,000	1,106,615
Fresenius US Finance II, Inc.
4.50%, 01/15/23 144A	1,000,000	1,029,732
GameStop Corporation
6.75%, 03/15/21 144A	1,000,000	1,015,000
General Motors Financial Co., Inc.
6.75%, 06/01/18	240,000	241,588
Goodyear Tire & Rubber Co.
5.13%, 11/15/23	1,450,000	1,462,688
Group 1 Automotive, Inc.
5.00%, 06/01/22	1,000,000	1,012,800
Hughes Satellite Systems Corporation
7.63%, 06/15/21	500,000	538,460
International Lease Finance Corporation
6.25%, 05/15/19	1,000,000	1,034,603
Iron Mountain, Inc. REIT
6.00%, 08/15/23	2,000,000	2,077,220
John Deere Capital Corporation
2.15%, 09/08/22	1,250,000	1,196,795
(Floating, ICE LIBOR USD 3M + 0.48%), 2.53%, 09/08/22†	250,000	250,960
Kinder Morgan, Inc.
3.15%, 01/15/23	2,000,000	1,948,429
Lamar Media Corporation
5.00%, 05/01/23	1,000,000	1,013,450
Laredo Petroleum, Inc.
5.63%, 01/15/22	1,250,000	1,246,875
Lennar Corporation
4.75%, 04/01/21	1,000,000	1,021,250
Michaels Stores, Inc.
5.88%, 12/15/20 144A	1,000,000	1,013,750
MPLX LP
5.50%, 02/15/23	2,000,000	2,052,500
Murphy Oil USA, Inc.
6.00%, 08/15/23	100,000	103,375
NGPL PipeCo LLC
4.38%, 08/15/22 144A	1,029,000	1,026,428
Nielsen Co.
5.50%, 10/01/21 144A	3,005,000	3,053,831
Nuance Communications, Inc.
5.38%, 08/15/20 144A	1,500,000	1,513,350
Outfront Media Capital LLC
5.25%, 02/15/22	500,000	510,625
Owens-Brockway Glass Container, Inc.
5.00%, 01/15/22 144A	1,000,000	1,013,450
Party City Holdings, Inc.
6.13%, 08/15/23 144A	3,000,000	3,071,250
Penske Automotive Group, Inc.
5.75%, 10/01/22	2,250,000	2,307,656

198	See Notes to Schedules of Investments.

	Par	Value
Penske Truck Leasing Co. LP
2.70%, 03/14/23 144A	$750,000	$720,840
PulteGroup, Inc.
4.25%, 03/01/21	1,000,000	1,013,600
Realogy Group LLC
5.25%, 12/01/21 144A	3,675,000	3,699,071
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	484,554	491,216
6.88%, 02/15/21	1,386,149	1,406,941
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	1,500,000	1,578,047
SBA Communications Corporation REIT
4.88%, 07/15/22	1,500,000	1,515,000
Sinclair Television Group, Inc.
5.38%, 04/01/21	2,000,000	2,022,500
6.13%, 10/01/22	275,000	282,906
Sprint Capital Corporation
6.90%, 05/01/19	1,000,000	1,032,500
Sprint Communications, Inc.
9.00%, 11/15/18 144A	1,500,000	1,548,750
Starwood Property Trust, Inc. REIT
3.63%, 02/01/21 144A	1,250,000	1,231,250
Sunoco LP
4.88%, 01/15/23 144A	1,000,000	966,250
Taylor Morrison Communities, Inc.
5.25%, 04/15/21 144A	1,500,000	1,514,880
T-Mobile USA, Inc.
6.63%, 04/01/23	3,206,000	3,312,215
TRI Pointe Group, Inc.
4.38%, 06/15/19	1,000,000	1,007,500
Univision Communications, Inc.
6.75%, 09/15/22 144A	400,000	413,500
5.13%, 05/15/23 144A	1,000,000	955,100

Total Corporate Bonds (Cost $100,844,037)		99,517,903

FOREIGN BONDS — 1.1%
Canada — 0.9%
1011778 BC ULC
4.63%, 01/15/22 144A	1,100,000	1,105,500
Brookfield Residential Properties, Inc.
6.50%, 12/15/20 144A	1,969,000	1,998,535

		3,104,035

Ireland — 0.2%
Fly Leasing, Ltd.
6.38%, 10/15/21	750,000	780,938

Total Foreign Bonds (Cost $3,916,513)		3,884,973

LOAN AGREEMENTS — 0.5%
Asurion LLC Second Lien Replacement B-2 Term Loan (Floating, ICE LIBOR USD 1M + 6.00%), 7.88%, 08/04/25†	1,000,000	1,029,375

	Par	Value
PetSmart, Inc. Tranche B-2 Loan (Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor), 4.68%, 03/11/22†	$992,347	$798,839

Total Loan Agreements (Cost $1,942,783)		1,828,214

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.3%
Call Options — 0.0%
Bank of America Corporation, Strike Price $33.00, Expires 04/20/18	329	$986,671	2,303
Monsanto Co., Strike Price $120.00, Expires 07/20/18	98	1,143,562	33,320

			35,623

Put Options — 0.3%
Monsanto Co., Strike Price $95.00, Expires 07/20/18	98	1,143,562	7,154
S&P 500®, Strike Price $700.00, Expires 06/15/18	36	9,507,132	387,000
S&P 500®, Strike Price $790.00, Expires 06/15/18	44	11,619,828	660,000

			1,054,154

Total Purchased Options (Cost $614,544)			1,089,777

		Par
U.S. TREASURY OBLIGATIONS — 31.0%
U.S. Treasury Bills
1.39%, 04/12/18Ω		$13,300,000	13,293,975
1.42%, 04/19/18Ω		9,000,000	8,993,079
1.52%, 05/10/18Ω		1,500,000	1,497,431
1.64%, 05/17/18Ω		12,000,000	11,975,448
1.71%, 06/07/18Ω		1,750,000	1,744,684
1.63%, 06/21/18Ω		8,750,000	8,717,214
1.32%, 07/19/18Ω		15,600,000	15,518,599
1.78%, 01/03/19Ω		12,750,000	12,562,078

			74,302,508

U.S. Treasury Notes
1.00%, 05/15/18		12,100,000	12,090,441
1.25%, 10/31/18		16,200,000	16,131,968

See Notes to Schedules of Investments.	199

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
0.75%, 02/15/19	$12,900,000	$12,749,838

		40,972,247

Total U.S. Treasury Obligations (Cost $115,356,382)		115,274,755

	Shares
COMMON STOCKS — 21.5%
Consumer Discretionary — 3.4%
Gap, Inc. (The)‡	45,748	1,427,338
Home Depot, Inc. (The)‡	12,815	2,284,146
Lowe’s Cos., Inc.	15,107	1,325,639
Macy’s, Inc.	19,762	587,722
Royal Caribbean Cruises, Ltd.‡ ‡‡	17,018	2,003,699
TimeWarner, Inc.	37,369	3,534,360
Twenty-First Century Fox, Inc. Class A	40,231	1,476,075

		12,638,979

Consumer Staples — 1.7%
Dr. Pepper Snapple Group, Inc.	9,554	1,131,003
Kellogg Co.	18,499	1,202,620
Mondelez International, Inc. Class A	27,238	1,136,642
PepsiCo, Inc.‡‡	11,423	1,246,820
Walmart, Inc.	16,888	1,502,525

		6,219,610

Energy — 1.6%
Anadarko Petroleum Corporation‡	24,923	1,505,598
Marathon Petroleum Corporation	14,616	1,068,576
RSP Permian, Inc.*	70,794	3,318,823

		5,892,997

Financials — 1.2%
Bank of America Corporation‡	80,471	2,413,325
FGL Holdings*	15,601	158,350
Validus Holdings, Ltd.	26,634	1,796,464

		4,368,139

Health Care — 2.5%
Aetna, Inc.‡‡	19,683	3,326,427
Bristol-Myers Squibb Co.	21,362	1,351,146
Express Scripts Holding Co.*	25,480	1,760,158
Kindred Healthcare, Inc.*	45,352	414,971
NxStage Medical, Inc.*	19,422	482,831
Thermo Fisher Scientific, Inc.	2,912	601,212
Zoetis, Inc.	14,056	1,173,817

		9,110,562

Industrials — 2.9%
Caterpillar, Inc.‡	11,872	1,749,695
Honeywell International, Inc.	7,673	1,108,825
Orbital ATK, Inc.‡‡	16,402	2,175,069
Raytheon Co.	7,228	1,559,947
Rockwell Collins, Inc.‡‡	32,377	4,366,039

		10,959,575

Information Technology — 5.2%
Apple, Inc.‡‡	15,435	2,589,684

	Shares	Value
Bilibili Inc. ADR*	850	$9,350
Callidus Software, Inc.*	8,132	292,345
Cavium, Inc.*	32,404	2,572,230
Cisco Systems, Inc.	17,124	734,448
CSRA, Inc.	32,763	1,350,818
Dell Technologies, Inc. Class V*	18,951	1,387,403
Facebook, Inc. Class A‡‡ *	3,170	506,534
Intel Corporation	34,196	1,780,928
Microsemi Corporation*	40,498	2,621,031
Microsoft Corporation	31,475	2,872,723
MuleSoft, Inc. Class A*	13,314	585,550
PayPal Holdings, Inc.‡ *	24,200	1,836,054

		19,139,098

Materials — 1.7%
A. Schulman, Inc.	17,504	752,672
Huntsman Corporation‡	38,421	1,123,814
KapStone Paper and Packaging
Corporation	51,652	1,772,180
Monsanto Co.‡ ‡‡	24,143	2,817,247

		6,465,913

Real Estate — 0.8%
American Tower Corporation REIT	3,236	470,320
Crown Castle International
Corporation REIT	2,267	248,486
GGP, Inc. REIT	55,242	1,130,251
Mid-America Apartment Communities, Inc. REIT	5,923	540,415
SBA Communications Corporation REIT*	1,458	249,201
Ventas, Inc. REIT	5,002	247,749
Weyerhaeuser Co. REIT	6,950	243,250

		3,129,672

Utilities — 0.5%
Dynegy, Inc.*	132,867	1,796,362
NextEra Energy, Inc.	1,105	180,480

		1,976,842

Total Common Stocks (Cost $80,973,378)		79,901,387

FOREIGN COMMON STOCKS — 1.5%
Brazil — 0.1%
Petroleo Brasileiro SA ADR*	21,059	299,038

Canada — 0.2%
Student Transportation, Inc.	89,522	670,520

Netherlands — 0.8%
NXP Semiconductor NV*	25,526	2,986,542

Singapore — 0.4%
Broadcom, Ltd.‡	5,686	1,339,906

Switzerland — 0.0%
Idorsia, Ltd.*	7,527	180,459

Total Foreign Common Stocks (Cost $5,555,446)		5,476,465

200	See Notes to Schedules of Investments.

	Shares	Value
MUTUAL FUNDS — 0.2%
Utilities Select Sector SPDR Fund (Cost $574,385)	11,555	$583,874

MONEY MARKET FUNDS — 13.5%
GuideStone Money Market Fund (Investor Class)¥	33,266,298	33,266,298
Northern Institutional U.S. Government Portfolio	16,880,882	16,880,882

Total Money Market Funds (Cost $50,147,180)		50,147,180

TOTAL INVESTMENTS — 101.3% (Cost $378,271,750)		376,050,299

COMMON STOCKS SOLD SHORT — (5.2)%
Consumer Discretionary — (1.1)%
McDonald’s Corporation	(7,426)	(1,161,278)
Target Corporation	(16,070)	(1,115,740)
Tesla, Inc. *	(1,884)	(501,389)
Walt Disney Co. (The)	(11,147)	(1,119,605)

		(3,898,012)

Consumer Staples — (0.4)%
CVS Health Corporation	(22,663)	(1,409,865)

Energy — (0.9)%
Concho Resources, Inc. *	(21,729)	(3,266,521)

Financials — (0.2)%
American International Group, Inc.	(12,696)	(690,916)

Health Care — (0.2)%
Cigna Corporation	(4,703)	(788,881)

Industrials — (0.3)%
United Technologies Corporation	(10,028)	(1,261,723)

Information Technology — (1.0)%
Marvell Technology Group, Ltd.	(70,522)	(1,480,962)
salesforce.com, Inc. *	(952)	(110,718)
Texas Instruments, Inc.	(8,523)	(885,454)
Vmware, Inc. *	(11,667)	(1,414,857)

		(3,891,991)

Telecommunication Services — (0.7)%
AT&T, Inc.	(37,492)	(1,336,590)
Verizon Communications, Inc.	(29,794)	(1,424,749)

		(2,761,339)

Utilities — (0.4)%
Vistra Energy Corporation *	(63,599)	(1,324,767)

Total Common Stocks Sold Short (Proceeds $(19,791,813))		(19,294,015)

MASTER LIMITED PARTNERSHIP SOLD SHORT — (0.1)%
Brookfield Property Partners LP (Proceeds $(198,468))	(10,624)	(203,875)

MUTUAL FUNDS SOLD SHORT — (1.4)%
Consumer Discretionary Select SPDR Fund	(13,574)	(1,374,910)
Consumer Staples Select SPDR Fund	(15,352)	(807,976)
Energy Select Sector SPDR Fund	(8,759)	(590,444)

	Shares	Value
Health Care Select Sector SPDR Fund	(7,269)	$(591,697)
Industrial Select Sector SPDR Fund	(8,456)	(628,196)
SPDR S&P 500 ETF Trust	(4,426)	(1,164,702)

Total Mutual Funds Sold Short (Proceeds $(5,221,453))		(5,157,925)

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.4)%
Call Options — (0.1)%
Anadarko Petroleum Corporation, Strike Price $59.00, Expires 04/20/18	(124)	$(749,084)	(32,488)
Broadcom, Ltd., Strike Price $250.00, Expires 05/18/18	(56)	(1,319,640)	(29,120)
Caterpillar Inc., Strike Price $155.00, Expires 04/20/18	(96)	(1,414,848)	(12,864)
Gap Inc. (The), Strike Price $33.00, Expires 04/20/18	(456)	(1,422,720)	(16,416)
Home Depot Inc. (The), Strike Price $180.00, Expires 04/20/18	(128)	(2,281,472)	(36,736)
Huntsman Corporation, Strike Price $33.00, Expires 04/20/18	(342)	(1,000,350)	(1,710)
Monsanto Co., Strike Price $125.00, Expires 07/20/18	(98)	(1,143,562)	(12,740)
PayPal Holdings, Inc., Strike Price $77.00, Expires 04/20/18	(229)	(1,737,423)	(41,907)
Royal Caribbean Cruises, Strike Price $125.00, Expires 04/20/18	(169)	(1,989,806)	(9,971)
S&P 500®, Strike Price $790.00, Expires 06/15/18	(44)	(11,619,828)	(79,200)

			(273,152)

Put Options — (0.3)%
Monsanto Co., Strike Price $110.00, Expires 07/20/18	(98)	(1,143,562)	(28,910)

See Notes to Schedules of Investments.	201

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $1.00, Expires 04/09/18	(21)	$(5,545,827)	$(128,310)
S&P 500®, Strike Price $1.00, Expires 04/16/18	(22)	(5,809,914)	(46,640)
S&P 500®, Strike Price $1.00, Expires 04/23/18	(24)	(6,338,088)	(49,200)
S&P 500®, Strike Price $490.00, Expires 04/20/18	(24)	(6,338,088)	(27,600)
S&P 500®, Strike Price $490.00, Expires 04/25/18	(22)	(5,809,914)	(28,380)
S&P 500®, Strike Price $530.00, Expires 04/27/18	(23)	(6,074,001)	(42,320)
S&P 500®, Strike Price $615.00, Expires 04/04/18	(22)	(5,809,914)	(26,730)
S&P 500®, Strike Price $625.00, Expires 04/02/18	(22)	(5,809,914)	(15,620)

	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $625.00, Expires 04/18/18	(24)	$(6,338,088)	$(82,920)
S&P 500®, Strike Price $625.00, Expires 06/15/18	(36)	(9,507,132)	(261,000)
S&P 500®, Strike Price $670.00, Expires 04/13/18	(20)	(5,281,740)	(112,400)
S&P 500®, Strike Price $675.00, Expires 04/11/18	(22)	(5,809,914)	(107,360)
S&P 500®, Strike Price $700.00, Expires 06/04/18	(19)	(5,017,653)	(126,046)

			(1,083,436)

Total Written Options (Premiums received $(1,380,977))			(1,356,588)

Other Assets in Excess of Liabilities — 5.8%			21,425,298

NET ASSETS — 100.0%			$371,463,194

Forward Foreign Currency Contracts outstanding at March 31, 2018:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/24/18	U.S. Dollars	11,051,825	Australian Dollars	13,868,696	SS	$399,862
04/24/18	Japanese Yen	956,279,553	U.S. Dollars	8,684,647	SS	316,094
04/24/18	U.S. Dollars	4,440,334	Swedish Kronor	34,891,254	SS	254,430
04/24/18	U.S. Dollars	4,105,511	Swedish Kronor	32,478,602	GSC	209,053
04/24/18	U.S. Dollars	7,101,312	Australian Dollars	8,995,402	SS	192,322
04/24/18	U.S. Dollars	5,535,044	Australian Dollars	6,965,816	GSC	184,894
04/24/18	U.S. Dollars	3,519,765	Australian Dollars	4,356,307	SS	173,869
04/24/18	U.S. Dollars	3,330,719	Australian Dollars	4,173,943	JPM	124,888
04/24/18	U.S. Dollars	7,799,274	Australian Dollars	9,997,724	JPM	120,442
04/24/18	U.S. Dollars	21,215,674	New Zealand Dollars	29,199,364	SS	114,695
04/24/18	U.S. Dollars	2,706,543	Swedish Kronor	21,618,409	GSC	112,983
04/24/18	Japanese Yen	542,424,450	U.S. Dollars	4,995,160	SS	110,274
04/24/18	U.S. Dollars	2,798,628	Swedish Kronor	22,419,623	GSC	108,946
04/24/18	U.S. Dollars	2,534,029	Swedish Kronor	20,246,727	GSC	105,029
04/24/18	U.S. Dollars	2,599,820	Australian Dollars	3,251,441	GSC	102,524
04/24/18	Japanese Yen	300,358,710	U.S. Dollars	2,727,211	GSC	99,839
04/24/18	U.S. Dollars	4,567,811	Australian Dollars	5,818,363	GSC	98,970
04/24/18	U.S. Dollars	3,821,319	Swiss Francs	3,551,920	GSC	98,629
04/24/18	U.S. Dollars	2,782,098	Canadian Dollars	3,458,217	GSC	96,609
04/24/18	U.S. Dollars	5,191,456	Swedish Kronor	42,469,951	SS	96,336
04/24/18	British Pounds	3,526,300	U.S. Dollars	4,859,488	SS	92,961
04/24/18	U.S. Dollars	3,362,324	Australian Dollars	4,259,951	SS	90,434
04/24/18	Japanese Yen	284,374,396	U.S. Dollars	2,586,546	GSC	90,057
04/24/18	U.S. Dollars	3,512,517	Swiss Francs	3,268,246	SS	87,139

202	See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/24/18	U.S. Dollars	1,874,334	Swedish Kronor	14,916,091	GSC	$84,851
04/24/18	British Pounds	3,909,247	U.S. Dollars	5,414,112	GSC	76,161
04/24/18	U.S. Dollars	1,240,666	Swedish Kronor	9,708,777	GSC	75,904
04/24/18	U.S. Dollars	3,316,619	Canadian Dollars	4,182,257	SS	68,875
04/24/18	British Pounds	3,631,785	U.S. Dollars	5,032,456	JPM	68,140
04/24/18	Mexican Pesos	29,346,247	U.S. Dollars	1,541,797	GSC	66,494
04/24/18	U.S. Dollars	2,424,242	Swiss Francs	2,253,694	SS	62,194
04/24/18	U.S. Dollars	6,607,127	Japanese Yen	695,400,108	SS	61,848
04/24/18	U.S. Dollars	1,825,941	Swedish Kronor	14,709,780	GSC	61,209
04/24/18	U.S. Dollars	7,253,031	British Pounds	5,121,745	SS	59,888
04/24/18	U.S. Dollars	9,918,895	New Zealand Dollars	13,643,634	JPM	59,295
04/24/18	U.S. Dollars	4,043,822	Norwegian Kroner	31,212,378	SS	59,129
04/24/18	U.S. Dollars	1,400,940	Swedish Kronor	11,185,340	SS	59,034
04/24/18	U.S. Dollars	1,960,598	Canadian Dollars	2,453,926	JPM	54,994
04/24/18	British Pounds	4,641,283	U.S. Dollars	6,464,217	GSC	54,151
04/24/18	U.S. Dollars	3,929,415	Norwegian Kroner	30,363,025	SS	53,155
04/24/18	U.S. Dollars	3,165,160	Australian Dollars	4,052,806	SS	52,370
04/24/18	U.S. Dollars	4,499,137	New Zealand Dollars	6,155,048	SS	51,179
04/24/18	Norwegian Kroner	24,727,593	U.S. Dollars	3,109,138	SS	47,682
04/24/18	U.S. Dollars	6,621,869	New Zealand Dollars	9,099,048	GSC	46,423
04/24/18	Canadian Dollars	3,921,241	U.S. Dollars	2,999,982	GSC	45,070
04/24/18	U.S. Dollars	943,686	Australian Dollars	1,170,732	GSC	44,496
04/24/18	Japanese Yen	129,656,307	U.S. Dollars	1,176,431	JPM	43,927
04/24/18	U.S. Dollars	7,783,922	New Zealand Dollars	10,710,739	GSC	43,786
04/24/18	U.S. Dollars	2,792,477	New Zealand Dollars	3,806,144	SS	41,959
04/24/18	U.S. Dollars	2,189,837	Swedish Kronor	17,908,049	SS	41,409
04/24/18	U.S. Dollars	1,911,754	Swiss Francs	1,784,794	SS	41,149
04/24/18	U.S. Dollars	2,557,693	Norwegian Kroner	19,747,386	SS	36,666
04/24/18	U.S. Dollars	725,988	Australian Dollars	899,324	GSC	35,255
04/24/18	U.S. Dollars	1,658,886	Australian Dollars	2,114,779	SS	34,613
04/24/18	U.S. Dollars	2,579,532	Swiss Francs	2,428,957	SS	33,795
04/24/18	U.S. Dollars	1,876,475	Canadian Dollars	2,373,075	GSC	33,656
04/24/18	U.S. Dollars	2,152,333	New Zealand Dollars	2,931,826	RBC	33,643
04/24/18	Japanese Yen	99,767,328	U.S. Dollars	906,869	GSC	32,166
04/24/18	Canadian Dollars	9,203,264	U.S. Dollars	7,114,926	SS	31,897
04/24/18	U.S. Dollars	1,365,742	Swiss Francs	1,273,363	SS	31,158
04/24/18	Japanese Yen	159,761,896	U.S. Dollars	1,473,083	GSC	30,636
04/24/18	U.S. Dollars	1,914,584	Norwegian Kroner	14,758,700	GSC	30,431
04/24/18	U.S. Dollars	5,326,517	Euro	4,297,328	GSC	29,827
04/24/18	U.S. Dollars	1,828,835	Norwegian Kroner	14,105,074	SS	28,127
04/24/18	New Zealand Dollars	6,300,097	U.S. Dollars	4,525,700	SS	27,078
04/24/18	U.S. Dollars	2,825,388	Euro	2,270,537	SS	26,828
04/24/18	British Pounds	1,561,638	U.S. Dollars	2,166,546	JPM	26,668
04/24/18	U.S. Dollars	3,824,673	Euro	3,081,645	GSC	26,378
04/24/18	Japanese Yen	108,876,964	U.S. Dollars	999,119	GSC	25,658
04/24/18	U.S. Dollars	1,073,288	Canadian Dollars	1,350,856	GSC	24,276
04/24/18	Norwegian Kroner	94,524,986	U.S. Dollars	12,043,241	GSC	24,183
04/24/18	U.S. Dollars	3,305,617	Euro	2,663,007	SS	23,317
04/24/18	British Pounds	945,589	U.S. Dollars	1,305,197	GSC	22,819
04/24/18	U.S. Dollars	2,608,749	Norwegian Kroner	20,261,472	SS	22,091
04/24/18	U.S. Dollars	1,392,674	Australian Dollars	1,785,123	GSC	21,596
04/24/18	U.S. Dollars	3,304,663	New Zealand Dollars	4,543,366	SS	21,390
04/24/18	New Zealand Dollars	8,335,308	U.S. Dollars	6,002,522	GSC	21,005
04/24/18	U.S. Dollars	4,826,292	Japanese Yen	510,573,450	SS	20,648
04/24/18	U.S. Dollars	1,325,641	New Zealand Dollars	1,806,587	SS	20,107
04/24/18	British Pounds	1,381,027	U.S. Dollars	1,920,517	GSC	19,042

See Notes to Schedules of Investments.	203

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/24/18	U.S. Dollars	4,289,052	Euro	3,465,500	RBC	$17,635
04/24/18	U.S. Dollars	1,094,758	British Pounds	767,310	GSC	17,123
04/24/18	U.S. Dollars	862,921	Swedish Kronor	7,051,048	JPM	17,007
04/24/18	U.S. Dollars	1,131,685	Norwegian Kroner	8,735,439	JPM	16,485
04/24/18	U.S. Dollars	5,646,136	Euro	4,568,249	SS	15,522
04/24/18	British Pounds	787,014	U.S. Dollars	1,089,896	SS	15,411
04/24/18	U.S. Dollars	3,690,546	Swiss Francs	3,507,166	SS	14,761
04/24/18	Canadian Dollars	1,206,307	U.S. Dollars	922,309	SS	14,452
04/24/18	U.S. Dollars	1,586,438	New Zealand Dollars	2,175,360	SS	14,410
04/24/18	U.S. Dollars	3,595,081	Japanese Yen	380,467,413	SS	14,027
04/24/18	U.S. Dollars	1,002,561	Canadian Dollars	1,273,147	RBC	13,895
04/24/18	U.S. Dollars	1,132,435	Swedish Kronor	9,323,693	GSC	13,872
04/24/18	U.S. Dollars	599,048	Swiss Francs	558,592	SS	13,600
04/24/18	British Pounds	1,987,742	U.S. Dollars	2,778,144	RBC	13,505
04/24/18	U.S. Dollars	1,327,116	New Zealand Dollars	1,818,091	SS	13,268
04/24/18	U.S. Dollars	1,785,550	Euro	1,438,602	SS	12,395
04/24/18	U.S. Dollars	499,403	Canadian Dollars	628,238	GSC	11,543
04/24/18	U.S. Dollars	2,603,373	Euro	2,102,886	SS	11,452
04/24/18	British Pounds	2,114,694	U.S. Dollars	2,958,571	SS	11,373
04/24/18	U.S. Dollars	715,095	New Zealand Dollars	974,016	GSC	11,221
04/24/18	U.S. Dollars	1,823,381	Norwegian Kroner	14,199,603	GSC	10,605
04/24/18	Norwegian Kroner	36,520,136	U.S. Dollars	4,651,706	RBC	10,596
04/24/18	New Zealand Dollars	5,355,709	U.S. Dollars	3,859,913	SS	10,401
04/24/18	U.S. Dollars	746,547	Norwegian Kroner	5,766,577	SS	10,364
04/24/18	U.S. Dollars	1,509,359	Swiss Francs	1,430,481	JPM	10,102
04/24/18	Euro	3,463,044	U.S. Dollars	4,258,346	GSC	10,043
04/24/18	U.S. Dollars	1,632,151	New Zealand Dollars	2,245,191	GSC	9,659
04/24/18	New Zealand Dollars	8,749,938	U.S. Dollars	6,313,955	SS	9,205
04/24/18	U.S. Dollars	1,815,086	Swiss Francs	1,723,606	SS	8,612
04/24/18	U.S. Dollars	1,165,110	Euro	938,326	SS	8,572
04/24/18	Japanese Yen	396,528,934	U.S. Dollars	3,724,088	SS	8,141
04/24/18	British Pounds	1,873,968	U.S. Dollars	2,623,930	SS	7,931
04/24/18	U.S. Dollars	2,130,950	Norwegian Kroner	16,636,324	SS	7,092
04/24/18	U.S. Dollars	1,184,205	British Pounds	838,237	GSC	6,958
04/24/18	U.S. Dollars	1,294,727	Australian Dollars	1,677,260	SS	6,494
04/24/18	Euro	2,419,849	U.S. Dollars	2,976,729	SS	5,866
04/24/18	Japanese Yen	78,458,983	U.S. Dollars	733,131	SS	5,344
04/24/18	U.S. Dollars	1,459,544	Australian Dollars	1,893,505	SS	5,222
04/24/18	Japanese Yen	226,374,717	U.S. Dollars	2,125,498	JPM	5,197
04/24/18	Canadian Dollars	1,564,372	U.S. Dollars	1,211,048	SS	3,770
04/24/18	U.S. Dollars	2,691,401	Canadian Dollars	3,461,088	JPM	3,682
04/24/18	Norwegian Kroner	11,953,512	U.S. Dollars	1,522,643	SS	3,388
04/24/18	U.S. Dollars	2,221,428	Swiss Francs	2,116,461	GSC	3,211
04/24/18	U.S. Dollars	2,855,132	British Pounds	2,030,793	SS	3,022
04/24/18	U.S. Dollars	3,951,607	Euro	3,203,690	SS	2,886
04/24/18	Euro	466,152	U.S. Dollars	571,694	GSC	2,863
04/24/18	Euro	2,813,662	U.S. Dollars	3,465,213	JPM	2,777
04/24/18	U.S. Dollars	678,853	Euro	549,056	RBC	2,112
04/24/18	U.S. Dollars	704,310	British Pounds	500,089	SS	1,969
04/24/18	Norwegian Kroner	23,675,517	U.S. Dollars	3,020,768	GSC	1,740
04/24/18	U.S. Dollars	745,428	Japanese Yen	79,047,454	RBC	1,413
04/24/18	New Zealand Dollars	4,889,754	U.S. Dollars	3,532,202	SS	1,389
04/24/18	U.S. Dollars	830,365	Japanese Yen	88,111,165	GSC	1,041
04/24/18	New Zealand Dollars	6,197,147	U.S. Dollars	4,477,563	SS	818
04/24/18	U.S. Dollars	2,021,909	Norwegian Kroner	15,834,783	SS	380
04/24/18	U.S. Dollars	745,769	Norwegian Kroner	5,838,872	GSC	356

204	See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/24/18	Swiss Francs	1,201,269	U.S. Dollars	1,258,717	SS	$307
04/24/18	Norwegian Kroner	19,228,951	U.S. Dollars	2,454,755	JPM	87
04/24/18	U.S. Dollars	1,327,024	Norwegian Kroner	10,394,395	SS	36

Subtotal Appreciation						$6,277,613

04/24/18	Japanese Yen	71,552,799	U.S. Dollars	673,481	GSC	$(8)
04/24/18	Canadian Dollars	8,126,217	U.S. Dollars	6,310,478	SS	(39)
04/24/18	U.S. Dollars	1,068,511	Australian Dollars	1,391,289	RBC	(79)
04/24/18	U.S. Dollars	2,658,860	Euro	2,157,656	GSC	(568)
04/24/18	Norwegian Kroner	5,019,873	U.S. Dollars	641,595	RBC	(738)
04/24/18	Euro	2,110,694	U.S. Dollars	2,602,349	SS	(804)
04/24/18	Swiss Francs	468,819	U.S. Dollars	492,198	RBC	(839)
04/24/18	Norwegian Kroner	9,228,657	U.S. Dollars	1,179,435	SS	(1,269)
04/24/18	U.S. Dollars	2,182,896	Euro	1,772,608	SS	(1,939)
04/24/18	U.S. Dollars	273,554	Korean Won	292,806,546	SS	(2,040)
04/24/18	Norwegian Kroner	21,194,576	U.S. Dollars	2,707,866	SS	(2,084)
04/24/18	U.S. Dollars	5,214,374	Swiss Francs	4,977,511	SS	(2,448)
04/24/18	U.S. Dollars	4,118,307	Swiss Francs	3,931,830	JPM	(2,559)
04/24/18	U.S. Dollars	1,730,815	Euro	1,406,714	JPM	(3,036)
04/24/18	British Pounds	530,288	U.S. Dollars	747,863	JPM	(3,109)
04/24/18	Norwegian Kroner	4,339,616	U.S. Dollars	557,364	JPM	(3,352)
04/24/18	New Zealand Dollars	630,933	U.S. Dollars	459,643	JPM	(3,698)
04/24/18	New Zealand Dollars	2,433,220	U.S. Dollars	1,762,211	SS	(3,840)
04/24/18	Euro	1,413,078	U.S. Dollars	1,745,594	GSC	(3,898)
04/24/18	Euro	831,524	U.S. Dollars	1,028,955	SS	(4,057)
04/24/18	U.S. Dollars	2,228,613	Euro	1,811,483	SS	(4,138)
04/24/18	U.S. Dollars	2,671,525	British Pounds	1,905,881	GSC	(5,156)
04/24/18	Canadian Dollars	1,726,744	U.S. Dollars	1,346,515	SS	(5,607)
04/24/18	Australian Dollars	3,388,651	U.S. Dollars	2,608,401	JPM	(5,720)
04/24/18	Euro	4,767,134	U.S. Dollars	5,881,480	JPM	(5,729)
04/24/18	U.S. Dollars	1,515,780	Korean Won	1,617,109,581	GSC	(6,266)
04/24/18	Japanese Yen	107,177,809	U.S. Dollars	1,015,094	JPM	(6,310)
04/24/18	Japanese Yen	748,763,522	U.S. Dollars	7,053,958	SS	(6,409)
04/24/18	British Pounds	885,696	U.S. Dollars	1,250,443	RBC	(6,543)
04/24/18	U.S. Dollars	1,521,530	Japanese Yen	162,355,006	SS	(6,596)
04/24/18	U.S. Dollars	2,102,942	Euro	1,711,518	GSC	(6,596)
04/24/18	U.S. Dollars	1,845,092	Swiss Francs	1,766,786	GSC	(6,639)
04/24/18	Swiss Francs	3,133,357	U.S. Dollars	3,291,141	GSC	(7,137)
04/24/18	Norwegian Kroner	6,341,829	U.S. Dollars	818,011	SS	(8,388)
04/24/18	U.S. Dollars	1,968,171	Euro	1,603,751	SS	(8,539)
04/24/18	Euro	1,347,472	U.S. Dollars	1,670,298	SS	(9,466)
04/24/18	Canadian Dollars	793,199	U.S. Dollars	625,437	SS	(9,476)
04/24/18	U.S. Dollars	6,998,008	Japanese Yen	744,511,045	SS	(9,516)
04/24/18	Euro	434,123	U.S. Dollars	544,739	GSC	(9,659)
04/24/18	British Pounds	1,416,174	U.S. Dollars	1,999,822	GSC	(10,901)
04/24/18	U.S. Dollars	1,700,789	Norwegian Kroner	13,408,772	GSC	(11,027)
04/24/18	U.S. Dollars	2,541,545	New Zealand Dollars	3,532,632	JPM	(11,319)
04/24/18	Swiss Francs	1,071,760	U.S. Dollars	1,135,243	SS	(11,954)
04/24/18	U.S. Dollars	516,487	Japanese Yen	56,218,112	SS	(12,651)
04/24/18	New Zealand Dollars	814,280	U.S. Dollars	601,128	GSC	(12,687)
04/24/18	U.S. Dollars	2,199,666	Norwegian Kroner	17,332,822	SS	(13,108)
04/24/18	Swiss Francs	484,289	U.S. Dollars	521,038	SS	(13,465)
04/24/18	Australian Dollars	1,906,763	U.S. Dollars	1,478,350	SS	(13,845)
04/24/18	U.S. Dollars	911,424	British Pounds	658,915	SS	(13,977)
04/24/18	British Pounds	3,453,086	U.S. Dollars	4,863,603	SS	(13,978)
04/24/18	U.S. Dollars	6,712,911	Euro	5,457,829	GSC	(14,158)

See Notes to Schedules of Investments.	205

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/24/18	New Zealand Dollars	1,833,685	U.S. Dollars	1,339,874	SS	$(14,758)
04/24/18	U.S. Dollars	9,732,060	Euro	7,908,322	SS	(15,375)
04/24/18	Norwegian Kroner	6,518,912	U.S. Dollars	847,676	GSC	(15,447)
04/24/18	U.S. Dollars	5,630,832	Japanese Yen	599,974,700	RBC	(16,279)
04/24/18	Japanese Yen	216,825,491	U.S. Dollars	2,057,226	SS	(16,411)
04/24/18	Swedish Kronor	3,180,982	U.S. Dollars	398,543	JPM	(16,921)
04/24/18	U.S. Dollars	1,861,234	Japanese Yen	199,543,878	GSC	(16,922)
04/24/18	New Zealand Dollars	4,219,715	U.S. Dollars	3,066,336	GSC	(16,951)
04/24/18	U.S. Dollars	14,365,825	Swiss Francs	13,723,098	GSC	(17,058)
04/24/18	Euro	2,552,346	U.S. Dollars	3,163,087	GSC	(17,182)
04/24/18	Euro	1,066,267	U.S. Dollars	1,331,836	SS	(17,604)
04/24/18	New Zealand Dollars	3,568,770	U.S. Dollars	2,597,815	GSC	(18,836)
04/24/18	U.S. Dollars	1,397,121	Canadian Dollars	1,825,739	JPM	(20,663)
04/24/18	Swedish Kronor	10,980,001	U.S. Dollars	1,338,686	SS	(21,415)
04/24/18	U.S. Dollars	3,238,091	British Pounds	2,320,926	SS	(21,492)
04/24/18	New Zealand Dollars	1,674,427	U.S. Dollars	1,231,744	SS	(21,716)
04/24/18	Australian Dollars	5,268,151	U.S. Dollars	4,068,014	SS	(21,768)
04/24/18	Swedish Kronor	7,111,914	U.S. Dollars	874,999	SS	(21,783)
04/24/18	Euro	1,468,160	U.S. Dollars	1,831,403	GSC	(21,817)
04/24/18	New Zealand Dollars	3,713,729	U.S. Dollars	2,705,712	GSC	(21,978)
04/24/18	Euro	2,597,888	U.S. Dollars	3,224,239	SS	(22,201)
04/24/18	U.S. Dollars	6,800,005	Canadian Dollars	8,785,675	SS	(22,538)
04/24/18	Canadian Dollars	674,878	U.S. Dollars	547,284	SS	(23,206)
04/24/18	U.S. Dollars	3,133,756	Euro	2,561,430	SS	(23,345)
04/24/18	Swedish Kronor	4,599,974	U.S. Dollars	575,752	GSC	(23,894)
04/24/18	U.S. Dollars	5,921,571	British Pounds	4,233,440	SS	(24,008)
04/24/18	U.S. Dollars	2,717,377	British Pounds	1,952,217	GSC	(24,380)
04/24/18	U.S. Dollars	4,604,395	Canadian Dollars	5,961,720	SS	(25,197)
04/24/18	New Zealand Dollars	3,875,961	U.S. Dollars	2,827,079	GSC	(26,108)
04/24/18	Swiss Francs	1,920,947	U.S. Dollars	2,040,537	GSC	(27,234)
04/24/18	Australian Dollars	7,855,807	U.S. Dollars	6,061,148	SS	(27,432)
04/24/18	Swedish Kronor	19,810,467	U.S. Dollars	2,405,127	JPM	(28,465)
04/24/18	U.S. Dollars	3,320,628	British Pounds	2,384,943	SS	(28,863)
04/24/18	Canadian Dollars	1,393,307	U.S. Dollars	1,111,674	GSC	(29,697)
04/24/18	Australian Dollars	1,741,476	U.S. Dollars	1,367,567	SS	(30,013)
04/24/18	Canadian Dollars	1,180,044	U.S. Dollars	947,478	SS	(31,111)
04/24/18	Swiss Francs	1,186,598	U.S. Dollars	1,274,774	GSC	(31,126)
04/24/18	Euro	3,982,352	U.S. Dollars	4,939,781	GSC	(31,317)
04/24/18	Swedish Kronor	4,462,928	U.S. Dollars	567,385	GSC	(31,967)
04/24/18	Canadian Dollars	2,406,347	U.S. Dollars	1,902,768	SS	(34,112)
04/24/18	Euro	3,086,406	U.S. Dollars	3,838,406	SS	(34,243)
04/24/18	U.S. Dollars	2,237,682	British Pounds	1,617,935	GSC	(34,598)
04/24/18	Norwegian Kroner	13,542,794	U.S. Dollars	1,763,672	SS	(34,746)
04/24/18	Norwegian Kroner	12,105,560	U.S. Dollars	1,582,495	GSC	(37,053)
04/24/18	Canadian Dollars	1,188,321	U.S. Dollars	959,986	SS	(37,192)
04/24/18	Euro	1,834,410	U.S. Dollars	2,298,716	GSC	(37,706)
04/24/18	British Pounds	3,268,535	U.S. Dollars	4,629,161	SS	(38,725)
04/24/18	U.S. Dollars	4,079,875	Norwegian Kroner	32,261,895	SS	(38,803)
04/24/18	Australian Dollars	9,029,570	U.S. Dollars	6,974,801	SS	(39,567)
04/24/18	Swiss Francs	1,836,415	U.S. Dollars	1,965,057	SS	(40,351)
04/24/18	Swedish Kronor	17,091,277	U.S. Dollars	2,091,904	SS	(41,464)
04/24/18	New Zealand Dollars	2,829,642	U.S. Dollars	2,087,475	GSC	(42,629)
04/24/18	U.S. Dollars	4,858,394	British Pounds	3,489,732	GSC	(42,697)
04/24/18	British Pounds	1,633,516	U.S. Dollars	2,338,261	GSC	(44,098)
04/24/18	Canadian Dollars	1,606,925	U.S. Dollars	1,292,393	JPM	(44,530)
04/24/18	Norwegian Kroner	23,567,141	U.S. Dollars	3,053,708	SS	(45,036)

206	See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/24/18	Swedish Kronor	10,147,973	U.S. Dollars	1,262,999	SS	$(45,547)
04/24/18	Canadian Dollars	1,802,220	U.S. Dollars	1,445,743	SS	(46,224)
04/24/18	Swedish Kronor	22,882,880	U.S. Dollars	2,793,201	SS	(47,942)
04/24/18	Swedish Kronor	32,062,138	U.S. Dollars	3,900,076	SS	(53,582)
04/24/18	Swedish Kronor	49,082,314	U.S. Dollars	5,942,043	SS	(53,638)
04/24/18	Australian Dollars	3,750,092	U.S. Dollars	2,936,097	GSC	(55,809)
04/24/18	U.S. Dollars	2,584,693	Japanese Yen	280,700,451	SS	(57,330)
04/24/18	Swiss Francs	2,452,837	U.S. Dollars	2,629,246	SS	(58,481)
04/24/18	Norwegian Kroner	30,240,948	U.S. Dollars	3,924,837	SS	(64,161)
04/24/18	U.S. Dollars	1,540,789	Mexican Pesos	29,334,073	SS	(66,834)
04/24/18	Swiss Francs	6,172,060	U.S. Dollars	6,535,672	SS	(66,869)
04/24/18	Australian Dollars	4,329,580	U.S. Dollars	3,392,763	GSC	(67,394)
04/24/18	New Zealand Dollars	6,429,153	U.S. Dollars	4,714,819	SS	(68,779)
04/24/18	Swiss Francs	2,538,849	U.S. Dollars	2,730,148	RBC	(69,235)
04/24/18	Australian Dollars	2,889,244	U.S. Dollars	2,289,318	GSC	(70,211)
04/24/18	U.S. Dollars	5,319,942	British Pounds	3,840,365	SS	(73,590)
04/24/18	Canadian Dollars	2,699,970	U.S. Dollars	2,172,822	GSC	(76,152)
04/24/18	U.S. Dollars	2,973,132	Japanese Yen	324,052,059	SS	(76,927)
04/24/18	Australian Dollars	3,159,806	U.S. Dollars	2,508,984	SS	(82,070)
04/24/18	Swiss Francs	3,920,869	U.S. Dollars	4,193,048	GSC	(83,670)
04/24/18	Australian Dollars	4,540,631	U.S. Dollars	3,572,155	GSC	(84,687)
04/24/18	U.S. Dollars	4,392,614	Japanese Yen	476,045,178	SS	(88,041)
04/24/18	Swedish Kronor	22,961,605	U.S. Dollars	2,848,265	SS	(93,562)
04/24/18	Canadian Dollars	3,381,894	U.S. Dollars	2,722,596	GSC	(96,375)
04/24/18	Australian Dollars	3,356,922	U.S. Dollars	2,674,930	GSC	(96,619)
04/24/18	Swedish Kronor	26,582,671	U.S. Dollars	3,288,611	RBC	(99,488)
04/24/18	Swedish Kronor	20,498,513	U.S. Dollars	2,568,299	GSC	(109,092)
04/24/18	Australian Dollars	4,410,921	U.S. Dollars	3,500,132	SS	(112,289)
04/24/18	Australian Dollars	4,983,579	U.S. Dollars	3,951,231	SS	(123,553)
04/24/18	U.S. Dollars	3,708,681	Japanese Yen	407,336,309	GSC	(125,270)
04/24/18	U.S. Dollars	3,843,489	Japanese Yen	422,297,211	SS	(131,277)
04/24/18	Canadian Dollars	5,598,365	U.S. Dollars	4,487,081	GSC	(139,653)
04/24/18	Swedish Kronor	35,257,859	U.S. Dollars	4,375,564	SS	(145,679)
04/24/18	Australian Dollars	4,798,571	U.S. Dollars	3,842,317	GSC	(156,736)
04/24/18	Australian Dollars	9,159,112	U.S. Dollars	7,298,164	GSC	(263,434)
04/24/18	Swedish Kronor	79,669,995	U.S. Dollars	9,982,833	SS	(424,824)
04/24/18	Swedish Kronor	58,231,432	U.S. Dollars	7,411,166	SS	(425,141)
04/24/18	Canadian Dollars	18,768,758	U.S. Dollars	15,140,735	GSC	(565,798)

Subtotal Depreciation						$(6,445,355)

Total Forward Foreign Currency Contracts outstanding at March 31, 2018						$(167,742)

See Notes to Schedules of Investments.	207

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$18,345,771	$—	$18,345,771	$—
Common Stocks	79,901,387	79,901,387	—	—
Corporate Bonds	99,517,903	—	99,517,903	—
Foreign Bonds:
Canada	3,104,035	—	3,104,035	—
Ireland	780,938	—	780,938	—
Foreign Common Stocks:
Brazil	299,038	299,038	—	—
Canada	670,520	670,520	—	—
Netherlands	2,986,542	2,986,542	—	—
Singapore	1,339,906	1,339,906	—	—
Switzerland	180,459	180,459	—	—
Loan Agreements	1,828,214	—	1,828,214	—
Money Market Funds	50,147,180	50,147,180	—	—
Mutual Funds	583,874	583,874	—	—
Purchased Options:
Call Options	35,623	35,623	—	—
Put Options	1,054,154	1,054,154	—	—
U.S. Treasury Obligations	115,274,755	—	115,274,755	—

Total Assets — Investments in Securities	$376,050,299	$137,198,683	$238,851,616	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$6,277,613	$—	$6,277,613	$—

Total Assets — Other Financial Instruments	$6,277,613	$—	$6,277,613	$—

Liabilities:
Investments in Securities:
Common Stocks Sold Short	$(19,294,015)	$(19,294,015)	$—	$—
Written Options:
Call Options	(273,152)	(273,152)	—	—
Put Options	(1,083,436)	(1,083,436)	—	—
Master Limited Partnership Sold Short	(203,875)	(203,875)	—	—
Mutual Funds Sold Short	(5,157,925)	(5,157,925)	—	—

Total Liabilities — Investments in Securities	$(26,012,403)	$(26,012,403)	$—	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(6,445,355)	$—	$(6,445,355)	$—

Total Liabilities — Other Financial Instruments	$(6,445,355)	$—	$(6,445,355)	$—

*** Other financial instruments are derivative instruments, such as forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Forward Foreign Currency Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended March 31, 2018.

208	See Notes to Schedules of Investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. VALUATION OF SECURITIES

Each series of GuideStone Funds (each, a “Fund” and collectively, the “Funds”), except the Money Market Fund, values securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. The Valuation Committee is comprised of individuals from GuideStone Capital Management (“GSCM”) who previously have been identified to the Board of Trustees. Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available, which approximates fair value. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value in accordance with Rule 2a-7 of the 1940 Act.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.

Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2, “Derivative Financial Instruments” for additional information regarding the valuation of swap agreements).

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Interactive Data Corporation (“IDC”) as a third party fair valuation vendor. IDC provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by IDC in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Board of Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by IDC.

The Target Date and Asset Allocation Funds value their investments in the underlying Select Funds daily at the closing NAV of each respective Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

Level 1	–	quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, including the GuideStone Select Funds and the Northern Institutional Liquid Assets Portfolio, which are valued at their closing NAV each business day.

Derivative financial instruments such as financial futures contracts and written and purchased put and call options for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Level 2	–	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost which approximates fair value.

Derivative financial instruments such as forward foreign exchange contracts and swap agreements that are valued based on pricing models using inputs observed on actively quoted markets or observable correlated market inputs.

Securities for which there is a short or temporary lapse in the provision of a price by the regular pricing source which is an Approved Pricing Service.

Level 3	–	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments) which include:

Restricted equity securities, private placements and derivative financial instruments where observable inputs are limited, assumptions about market activity and risk are used; and

Debt securities, including restricted securities, and derivative financial instruments that are valued based on evaluated quotations received from dealers who make markets in such securities.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. The Select Funds (with the exception of the Money Market Fund) may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures which may result in transfers into or out of an assigned level within the disclosure hierarchy. Such transfers between levels due to the periodic use of fair value procedures are not included in the disclosure of transfers between levels included with the Valuation Hierarchy of each respective Fund.

In accordance with FASB “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S.GAAP and International Financial Reporting Standards (“IFRS”),” management has not presented quantitative disclosures for the securities which are advisor priced or valued by the valuation committee as there have been no adjustments to prices received from third parties as of March 31, 2018.

A valuation hierarchy including information regarding transfers between levels and Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments.

a. Fixed Income Securities

The Fixed Income Funds, the Strategic Alternatives Fund and the Money Market Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and/or other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

“TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

The Fixed Income Funds may enter into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts. At March 31, 2018, there were no mortgage-backed TBA dollar roll transactions.

U.S. government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. The U.S. government does not guarantee the NAV of the Funds’ shares. Some U.S. government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

b. Foreign Currency Translations

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

c. Loan Participations

The Fixed Income Funds, Defensive Market Strategies Fund and Strategic Alternatives Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. Investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The holder may invest in multiple series of a loan, which may have varying terms and carry different associated risks. The holder generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, these instruments may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, the holder has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

The Fixed Income Funds, Defensive Market Strategies Fund, and Strategic Alternatives Fund may invest in floating rate loans, some of which may be unfunded corporate loan commitments (“commitments”). Commitments may obligate the holder to furnish temporary financing to a borrower until permanent financing can be arranged. The holder may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the holder may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense.

d. REITs

The Global Real Estate Securities Fund invests substantial assets in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

e. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

f. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be collateralized by cash equivalents maintained in a segregated account with the broker. Cash deposited with the broker is recorded as an asset. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Fixed Income Funds and Strategic Alternatives Fund may sell short U.S. Treasury securities and derivatives such as, but not limited to, swaps, futures contracts and currency forwards to manage risk (e.g., duration, currency, credit, etc.). The Fixed Income Funds may occasionally enter into a short sale to initiate a dollar roll transaction. The Low-Duration Bond Fund was involved in dollar roll transactions with U.S. Treasury securities throughout the year. The Fixed Income Funds did not have any dollar roll transactions at March 31, 2018. The Strategic Alternatives Fund may establish short positions in stocks of companies with a market value of up to 40% of the Fund’s assets. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 10% of the Fund’s assets.

At March 31, 2018, the values of securities sold short in the Strategic Alternatives Fund and International Equity Fund amounted to $24,655,815 and $74,598,861, respectively.

g. Security Transactions

Security transactions are accounted for on the date securities are purchased or sold (the trade date).

h. Synthetic Convertible Instruments

The Defensive Market Strategies Fund establishes synthetic convertible instruments. Synthetic convertible instruments combine fixed-income securities (which may be convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, a basket of fixed-income securities are pooled with a basket of options or warrants that produce the characteristics similar to a convertible security. The risks of investing in synthetic convertible instruments include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with synthetic convertible instruments and the appreciation potential may be limited. Synthetic convertible instruments may be more volatile and less liquid than other investments held by the Fund.

2. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may engage in various portfolio strategies to seek to increase their return by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.

Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.

Foreign Currency Options and Futures — The Fixed Income Funds, Strategic Alternatives Fund and Defensive Market Strategies Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements. The Equity Funds and Strategic Alternatives Fund may enter into equity swap contracts, and the Fixed Income Funds may enter into interest rate and credit default swaps. The Fixed Income Funds, International Equity Fund and Emerging Markets Equity Fund may enter into cross- currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available; and the change in value, if any, is recorded as an unrealized gain or loss. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gains or losses.

Certain of the Funds’ derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended

March 31, 2018, all of the Funds maintained the required level of net assets and/or the NAVs of the Funds did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap (“CDS”) agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on CDS agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Upfront payments made or received in connection with CDS agreements are amortized over the expected life of the CDS agreements as unrealized gains or losses on swap agreements. The change in value of the CDS agreements is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a CDS increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

CDS agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use CDS on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

CDS agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike CDS on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use CDS on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. At March 31, 2018, there were no investments in CDS agreements on asset-backed securities.

CDS agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using CDS with standardized terms including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. A Fund may use CDS on credit indexes to hedge a portfolio of CDS or bonds with a CDS on indexes which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indexes are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection CDS agreements entered into by a Fund for the same referenced entity or entities.

CDS involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, CDS are subject to liquidity risk and counterparty credit risk. The Funds enter into CDS with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Centrally Cleared Swap Agreements — Centrally cleared swaps are either interest rate or CDS agreements brokered by the Chicago Mercantile Exchange, London Clearing House or the Intercontinental Exchange (the “Exchanges”) where the Exchanges are the counterparty to both the buyer and seller of protection. Centrally cleared swaps involve a lesser degree of risk because the Exchanges, as counterparties, monitor risk factors for the involved parties. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “Margin”) and daily interest on the margin. In the case of centrally cleared interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Centrally cleared swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows. At March 31, 2018, there were no cross-currency swap agreements.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of a commodity and in return a Fund receives either fixed or determined by floating price rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indexes involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward Rate Agreements — Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Funds enter into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Variance Swap Agreements — Variance swap agreements involve two parties exchanging cash payments based on the difference between the stated level of variance (“Variance Strike Price”) and the actual variance realized on an underlying asset or index. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. A Fund may enter into variance swaps in an attempt to hedge market risk or adjust exposure to the markets. At March 31, 2018, there were no variance swap agreements.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.

As of March 31, 2018, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyers (“receiving protection”) on a total notional amount of $3,300,000 and $9,190,000, respectively, and the sellers (“providing protection”) on a total notional amount of $0 and $39,220,000, respectively. The notional amounts of the swaps are not recorded in the financial statements; however, the notional amounts do approximate the maximum potential amounts of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event was to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Medium-Duration Bond Fund
Fair value of written credit derivatives	$10,460	$—	$790,275	$—	$800,735
Maximum potential amount of future payments	500,000	—	38,720,000	—	39,220,000
Recourse provisions with third parties to recover any amounts paid under the credit derivatives (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—
At March 31, 2018, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of a triggering event.

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

	Maximum Potential Amount of Future Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total
Medium-Duration Bond Fund
0 - 100	$—	$—	$500,000	$29,620,000	$5,100,000	$35,220,000
101 - 250	—	—	—	—	—	—
251 - 500	—	—	4,000,000	—	—	4,000,000
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$—	$—	$4,500,000	$29,620,000	$5,100,000	$39,220,000

Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

	Asset Derivative Value
Fund	Total Value at 03/31/18	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2015
Futures	$46,915	$46,915	$—	$—	$—

MyDestination 2025
Futures	$79,331	$79,331	$—	$—	$—

MyDestination 2035
Futures	$34,556	$34,556	$—	$—	$—

	Asset Derivative Value
Fund	Total Value at 03/31/18	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2045
Futures	$11,519	$11,519	$—	$—	$—

MyDestination 2055
Futures	$8,176	$608	$—	$—	$7,568

Conservative Allocation
Futures	$2,396	$2,396	$—	$—	$—

Balanced Allocation
Futures	$169,963	$169,963	$—	$—	$—

Growth Allocation
Futures	$57,336	$57,336	$—	$—	$—

Low-Duration Bond
Forwards	$322,404	$—	$322,404	$—	$—
Futures	1,050,969	1,050,969	—	—	—
Purchased Options	39,806	39,806	—	—	—
Swaps and Forward Rate Agreements	1,040,396	1,024,433	—	15,963	—

Totals	$2,453,575	$2,115,208	$322,404	$15,963	$—

Medium-Duration Bond
Forwards	$1,264,094	$—	$1,264,094	$—	$—
Futures	8,622,244	8,622,244	—	—	—
Purchased Options	1,905,985	1,823,532	82,453	—	—
Swaps	3,725,971	3,401,499	—	324,472	—

Totals	$15,518,294	$13,847,275	$1,346,547	$324,472	$—

Global Bond
Forwards	$1,131,637	$—	$1,131,637	$—	$—
Futures	188,221	188,221	—	—	—

Totals	$1,319,858	$188,221	$1,131,637	$—	$—

Defensive Market Strategies
Forwards	$12,313	$—	$12,313	$—	$—

International Equity
Forwards	$2,034,573	$—	$2,034,573	$—	$—
Futures	975,400	—	—	—	975,400
Swaps	494,178	—	—	—	494,178

Totals	$3,504,151	$—	$2,034,573	$—	$1,469,578

Emerging Markets Equity
Forwards	$1,014,461	$—	$1,014,461	$—	$—
Futures	682,552	—	—	—	682,552
Swaps	206,473	—	—	—	206,473

Totals	$1,903,486	$—	$1,014,461	$—	$889,025

	Asset Derivative Value
Fund	Total Value at 03/31/18	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Strategic Alternatives
Forwards	$6,277,613	$—	$6,277,613	$—	$—
Purchased Options	1,089,777	—	—	—	1,089,777

Totals	$7,367,390	$—	$6,277,613	$—	$1,089,777

	Liability Derivative Value
Fund	Total Value at 03/31/18	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2015
Futures	$120,412	$—	$—	$—	$120,412

MyDestination 2025
Futures	$312,375	$—	$—	$—	$312,375

MyDestination 2035
Futures	$362,055	$—	$—	$—	$362,055

MyDestination 2045
Futures	$307,140	$—	$—	$—	$307,140

MyDestination 2055
Futures	$62,651	$—	$—	$—	$62,651

Conservative Allocation
Futures	$49,679	$—	$—	$—	$49,679

Balanced Allocation
Futures	$562,567	$—	$—	$—	$562,567

Growth Allocation
Futures	$614,287	$—	$—	$—	$614,287

Aggressive Allocation
Futures	$759,813	$—	$—	$—	$759,813

Low-Duration Bond
Forwards	$135,330	$—	$135,330	$—	$—
Futures	1,684,350	1,684,350	—	—	—
Written Options	507,036	496,336	10,700	—	—
Swaps and Forward Rate Agreements	990,987	990,987	—	—	—

Totals	$3,317,703	$3,171,673	$146,030	$—	$—

	Liability Derivative Value
Fund	Total Value at 03/31/18	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Medium-Duration Bond
Forwards	$1,671,617	$—	$1,671,617	$—	$—
Futures	3,057,939	3,057,939	—	—	—
Swaps	3,124,715	2,895,694	—	229,021	—
Written Options	2,883,711	2,583,141	300,570	—	—

Totals	$10,737,982	$8,536,774	$1,972,187	$229,021	$—

Global Bond
Forwards	$401,659	$—	$401,659	$—	$—
Futures	203,204	203,204	—	—	—

Totals	$604,863	$203,204	$401,659	$—	$—

Defensive Market Strategies
Forwards	$24,170	$—	$24,170	$—	$—
Written Options	2,513,807	—	—	—	2,513,807

Totals	$2,537,977	$—	$24,170	$—	$2,513,807

Equity Index
Futures	$914,583	$—	$—	$—	$914,583

Value Equity
Futures	$1,496,754	$—	$—	$—	$1,496,754

Growth Equity
Futures	$2,140,547	$—	$—	$—	$2,140,547

Small Cap Equity
Futures	$750,624	$—	$—	$—	$750,624

International Equity Index
Futures	$85,057	$—	$—	$—	$85,057

International Equity
Forwards	$1,523,063	$—	$1,523,063	$—	$—
Futures	1,270,208	—	—	—	1,270,208
Swaps	189,556	—	—	—	189,556

Totals	$2,982,827	$—	$1,523,063	$—	$1,459,764

Emerging Markets Equity
Forwards	$1,073,023	$—	$1,073,023	$—	$—
Futures	604,972	—	—	—	604,972
Swaps	109,458	—	—	—	109,458

Totals	$1,787,453	$—	$1,073,023	$—	$714,430

Global Real Estate Securities
Futures	$137,302	$—	$—	$—	$137,302

Strategic Alternatives
Forwards	$6,445,355	$—	$6,445,355	$—	$—
Written Options	1,356,588	—	—	—	1,356,588

Totals	$7,801,943	$—	$6,445,355	$—	$1,356,588

Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the period ended March 31, 2018. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Long Derivative Volume
	Forward Foreign Currency Contracts	Financial Futures Contracts	Purchased Option Contracts	Swap Contracts
MyDestination 2015	$—	$9,291,948	$—	$—
MyDestination 2025	—	18,259,279	—	—
MyDestination 2035	—	14,495,822	—	—
MyDestination 2045	—	10,830,251	—	—
MyDestination 2055	—	2,596,891	—	—
Conservative Allocation	—	6,786,347	—	—
Balanced Allocation	—	31,332,193	—	—
Growth Allocation	—	25,083,829	—	—
Aggressive Allocation	—	23,043,010	—	—
Low-Duration Bond	40,190,033	589,944,291	35,349	990,654,545
Medium-Duration Bond	103,553,301	954,085,120	2,061,335	337,886,560
Global Bond	16,586,156	81,385,583	18,175	—
Defensive Market Strategies	17,628,105	—	—	—
Equity Index	—	29,137,200	—	—
Value Equity	—	41,872,275	—	—
Growth Equity	—	55,276,350	—	—
Small Cap Equity	—	21,249,785	—	—
International Equity Index	—	7,287,470	—	—
International Equity	169,763,406	134,886,909	—	24,089,969
Emerging Markets Equity	82,552,317	61,334,277	—	177,866,206
Global Real Estate Securities	—	6,341,195	—	—
Strategic Alternatives	392,686,865	—	419,962	—

	Short Derivative Volume
	Forward Foreign Currency Contracts	Financial Futures Contracts	Written Option Contracts	Swap Contracts
Low-Duration Bond	$39,333,712	$348,499,945	$281,965	$568,399,528
Medium-Duration Bond	75,559,156	1,010,402,831	2,045,152	917,008,215
Global Bond	67,425,321	18,062,714	19,768	—
Defensive Market Strategies	75,090	—	363,379	—
International Equity	187,886,939	44,505,610	—	9,755,943
Emerging Markets Equity	95,803,080	15,064,841	—	966,916
Strategic Alternatives	384,265,389	—	982,959	—

3. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. government securities, such as U.S. Treasury Bills and U.S. Treasury Notes, as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, which invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. This investment is presented on the Funds’ Schedules of Investments. The Funds do not have control of non-cash securities lending collateral: as such, this amount is not presented on the Funds’ Schedules of Investments. At March 31, 2018, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral
Low-Duration Bond	$139,278,805	$136,578,438	$5,525,724	$142,104,162
Medium-Duration Bond	100,716,540	93,782,842	9,049,265	102,832,107
Extended-Duration Bond	48,504,119	49,020,019	465,640	49,485,659
Global Bond	65,163,294	51,510,643	15,098,101	66,608,744
Defensive Market Strategies	44,141,852	18,861,002	27,152,184	46,013,186
Equity Index	30,322,164	29,242,078	1,780,125	31,022,203
Value Equity	52,577,216	38,061,993	15,808,749	53,870,742
Growth Equity	177,888,564	170,073,368	11,933,403	182,006,771
Small Cap Equity	101,553,580	83,018,820	20,968,771	103,987,591
International Equity Index	10,370,335	6,489,539	4,454,555	10,944,094
International Equity	115,665,699	48,762,795	72,359,469	121,122,264
Emerging Markets Equity	23,202,586	21,577,591	2,342,556	23,920,147
Global Real Estate Securities	15,737,220	14,583,249	1,505,406	16,088,655

Securities lending transactions are entered into by the Funds under a Securities Lending Authorization Agreement which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. Securities lending transactions pose certain risks to the Funds. There is a risk that a borrower may default on its obligations to return loaned securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an unaffiliated or affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions.

4. MARKET AND CREDIT RISK

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).

Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Each Fund may face potential risks associated with the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. On March 29, 2017, Prime Minister Theresa May provided the European Council formal notification of the United Kingdom’s intention to withdraw from the EU pursuant to Article 50 of the Treaty of Lisbon. This formal notification begins a two-year period of negotiations about the terms of the United Kingdom’s exit from the EU. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU, which are matters to be negotiated. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of each Fund’s investments.

5. RECENT SEC RULE AMENDMENTS

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (Rule). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative instruments. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

6. REGULATORY EXAMINATIONS

Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the Trust and its affiliates with securities and other laws and regulations affecting the Funds. There are currently no such matters which the Trust and its affiliates believe will be material to these financial statements.

7. LIQUIDATION

On February 9, 2018, the Inflation Protected Bond Fund was liquidated in accordance with the Plan of Liquidation and Termination approved by the Board of Trustees on November 9, 2017.

8. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(Principal Executive Officer)

Date May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(Principal Executive Officer)

Date May 25, 2018

By (Signature and Title)*	/s/ Patrick Pattison
Patrick Pattison, Vice President and Treasurer
(Principal Financial Officer)

Date May 25, 2018

*	Print the name and title of each signing officer under his or her signature.